JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Bonds
8.75%, 8/15/2020	54,785	59,054
8.13%, 5/15/2021	14,932	16,672
8.00%, 11/15/2021	9,475	10,840
4.25%, 5/15/2039	30,050	38,898
4.50%, 8/15/2039	71,284	95,303
4.38%, 11/15/2039	76,320	100,516
4.38%, 5/15/2040	134,780	177,710
2.75%, 11/15/2042	50,000	51,897
3.13%, 2/15/2043	50,610	55,910
2.88%, 5/15/2043	298,860	316,733
3.63%, 8/15/2043	228,240	273,104
3.75%, 11/15/2043	416,002	507,571
3.63%, 2/15/2044	222,265	266,197
2.50%, 2/15/2045	113,600	112,242
2.88%, 8/15/2045	101,060	107,143
3.00%, 11/15/2045	25,000	27,135
2.25%, 8/15/2046	120,715	113,081
3.00%, 2/15/2048	78,220	84,905
3.13%, 5/15/2048	61,353	68,212
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	2,842
3.63%, 4/15/2028	9,066	18,227
2.50%, 1/15/2029	3,587	5,084
U.S. Treasury Inflation Indexed Notes
1.38%, 1/15/2020	2,584	3,045
0.13%, 1/15/2022	22,231	24,805
U.S. Treasury Notes
3.63%, 2/15/2020	18,500	18,660
1.38%, 4/30/2020	5,941	5,892
1.50%, 5/15/2020	15,000	14,893
1.38%, 5/31/2020	10,000	9,914
1.50%, 7/15/2020	10,000	9,924
2.63%, 8/15/2020	265,991	267,529
2.63%, 8/31/2020	5,000	5,029
2.63%, 11/15/2020	34,504	34,784
2.00%, 11/30/2020	2,500	2,499
1.38%, 1/31/2021	8,295	8,208
3.63%, 2/15/2021	80,000	82,153
2.63%, 5/15/2021	19,679	19,928
2.88%, 10/15/2021	100,000	102,199
1.25%, 10/31/2021	50,000	49,217
1.75%, 2/28/2022	17,000	16,928
1.63%, 8/31/2022	150,000	148,729
2.00%, 10/31/2022	13,000	13,041
1.75%, 1/31/2023	70,000	69,606
1.50%, 2/28/2023	210,000	206,891
1.75%, 5/15/2023	133,400	132,556
2.75%, 5/31/2023	12,366	12,760
1.38%, 8/31/2023	20,000	19,555
2.75%, 2/15/2024	25,000	25,915
2.13%, 2/29/2024	4,955	4,997
2.50%, 5/15/2024	2,000	2,053
2.13%, 9/30/2024	50,000	50,420
2.25%, 11/15/2024	3,021	3,064
2.00%, 2/15/2025	255,000	255,279
2.88%, 4/30/2025	4,925	5,169
2.13%, 5/15/2025	100,000	100,734
2.88%, 5/31/2025	40,158	42,160
2.00%, 8/15/2025	141,304	141,282
2.25%, 11/15/2025	116,184	117,818
U.S. Treasury STRIPS Bonds
4.41%, 5/15/2020 (a)	73,001	71,510
2.90%, 8/15/2020 (a)	265,487	258,845
2.23%, 2/15/2021 (a)	212,665	205,513
1.96%, 5/15/2021 (a)	123,537	118,860
2.93%, 8/15/2021 (a)	108,421	103,835
3.24%, 11/15/2021 (a)	88,371	84,240
2.77%, 2/15/2022 (a)	229,956	218,203
2.54%, 5/15/2022 (a)	149,456	141,137
3.09%, 8/15/2022 (a)	71,995	67,658
2.80%, 11/15/2022 (a)	171,800	160,672
3.17%, 2/15/2023 (a)	254,322	236,650
2.89%, 5/15/2023 (a)	277,105	256,490
2.41%, 8/15/2023 (a)	152,910	140,797
2.29%, 11/15/2023 (a)	88,900	81,415
2.54%, 2/15/2024 (a)	59,076	53,826
2.77%, 5/15/2024 (a)	67,278	60,963
3.01%, 8/15/2024 (a)	51,591	46,491
4.51%, 11/15/2024 (a)	33,200	29,740
6.12%, 2/15/2025 (a)	6,601	5,878
2.06%, 8/15/2025 (a)	10,990	9,664
4.95%, 2/15/2026 (a)	6,700	5,828
4.96%, 5/15/2026 (a)	24,999	21,602
4.05%, 2/15/2027 (a)	25,684	21,773
3.13%, 5/15/2027 (a)	50,400	42,449
4.76%, 11/15/2027 (a)	31,028	25,819
3.91%, 5/15/2028 (a)	20,000	16,416
6.26%, 2/15/2029 (a)	16,052	12,940
6.45%, 2/15/2030 (a)	91,213	71,499
5.35%, 5/15/2030 (a)	44,636	34,795
4.33%, 8/15/2030 (a)	89,733	69,476
4.33%, 11/15/2030 (a)	57,436	44,132
3.57%, 5/15/2031 (a)	93,350	70,805
3.94%, 8/15/2031 (a)	70,188	52,839
3.85%, 11/15/2031 (a)	98,421	73,575
3.39%, 2/15/2032 (a)	103,866	77,118
3.60%, 5/15/2032 (a)	196,297	144,852
3.24%, 8/15/2032 (a)	199,800	146,215
3.37%, 11/15/2032 (a)	172,788	125,700
3.73%, 2/15/2033 (a)	36,300	26,210
3.82%, 5/15/2033 (a)	108,105	77,479
5.33%, 8/15/2033 (a)	24,963	17,765
5.88%, 11/15/2033 (a)	33,709	23,833
3.12%, 2/15/2034 (a)	121,891	85,425
4.04%, 5/15/2034 (a)	28,525	19,862
2.97%, 11/15/2041 (a)	46,050	26,086
U.S. Treasury STRIPS Notes 1.72%, 2/15/2020 (a)	74,370	73,122

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,923,707)		8,296,914

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 23.8%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (b)	3,267	3,287
Airbus SE (France)
3.15%, 4/10/2027 (b)	4,909	4,997
3.95%, 4/10/2047 (b)	1,046	1,096
BAE Systems Holdings, Inc. (United Kingdom)
6.38%, 6/1/2019 (b)	2,107	2,107
3.80%, 10/7/2024 (b)	5,000	5,161
BAE Systems plc (United Kingdom) 5.80%, 10/11/2041 (b)	2,500	3,047
Harris Corp.
3.83%, 4/27/2025	7,570	7,839
4.85%, 4/27/2035	1,918	2,096
Lockheed Martin Corp.
2.50%, 11/23/2020	897	898
4.50%, 5/15/2036	7,200	8,030
4.07%, 12/15/2042	3,082	3,228
Northrop Grumman Corp.
3.20%, 2/1/2027	5,364	5,378
3.25%, 1/15/2028 (c)	1,700	1,702
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	1,794	2,525
Precision Castparts Corp. 3.25%, 6/15/2025	5,751	5,910
Rockwell Collins, Inc.
3.20%, 3/15/2024	2,992	3,029
4.35%, 4/15/2047	1,161	1,189
United Technologies Corp.
3.65%, 8/16/2023 (c)	4,552	4,722
3.95%, 8/16/2025	9,385	9,908
6.70%, 8/1/2028	701	876
6.05%, 6/1/2036	4,095	5,082
6.13%, 7/15/2038	8,055	10,125
4.45%, 11/16/2038	3,005	3,237
4.50%, 6/1/2042	13,082	13,885
4.15%, 5/15/2045	4,246	4,299
3.75%, 11/1/2046	7,060	6,728

		120,381

Air Freight & Logistics — 0.0% (d)
FedEx Corp. 3.90%, 2/1/2035	2,465	2,400

Airlines — 0.0% (d)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	4,011	4,128

Automobiles — 0.1%
BMW US Capital LLC (Germany) 2.25%, 9/15/2023 (b)	5,568	5,461
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020 (b) (c)	2,089	2,082
2.00%, 7/6/2021 (b)	1,250	1,229
3.35%, 2/22/2023 (b) (c)	5,000	5,073
3.30%, 5/19/2025 (b) (c)	1,200	1,210
Hyundai Capital America
2.00%, 7/1/2019 (b)	2,560	2,558
3.00%, 3/18/2021 (b)	7,600	7,587
Kia Motors Corp. (South Korea) 2.63%, 4/21/2021 (b)	904	898
Nissan Motor Acceptance Corp.
3.15%, 3/15/2021 (b)	4,080	4,099
1.90%, 9/14/2021 (b)	3,520	3,442

		33,639

Banks — 5.0%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020 (b)	9,759	9,739
4.75%, 7/28/2025 (b)	7,879	8,278
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	13,710	14,205
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019 (b)	16,050	16,048
2.85%, 8/6/2020 (b)	3,016	3,030
2.75%, 1/22/2021 (b) (c)	3,435	3,443
3.45%, 1/21/2028 (b)	2,000	2,035
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (b)	1,700	1,757
3.13%, 5/23/2024 (b)	13,905	14,004
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021 (b)	2,571	2,668
4.40%, 5/19/2026 (b)	1,834	1,908
Banco Santander SA (Spain) 3.13%, 2/23/2023	5,000	4,976
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (e)	2,530	2,522
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (e)	10,294	10,449
2.50%, 10/21/2022	6,212	6,178
3.30%, 1/11/2023	9,404	9,564
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (e)	6,248	6,288
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (e)	10,925	10,941
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (e)	20,618	20,744
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (e)	1,890	1,932
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (e)	530	550
4.00%, 1/22/2025	18,371	18,972
Series L, 3.95%, 4/21/2025	8,782	8,997
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (e)	1,840	1,840
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (e)	5,215	5,259
4.45%, 3/3/2026	5,041	5,315
4.25%, 10/22/2026	6,055	6,310
3.25%, 10/21/2027	20,908	20,763

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	10,025	10,189
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (e)	27,187	27,147
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (e)	26,230	27,139
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (e)	22,913	23,756
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (e)	21,670	22,149
Bank of Montreal (Canada)
2.35%, 9/11/2022	7,632	7,604
Series E, 3.30%, 2/5/2024	8,700	8,903
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (e)	5,021	4,961
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (b)	6,160	6,329
Bank of Nova Scotia (The) (Canada)
2.50%, 1/8/2021	8,455	8,473
1.88%, 9/20/2021 (b)	4,470	4,426
2.70%, 3/7/2022	1,487	1,497
3.40%, 2/11/2024 (c)	11,380	11,703
4.50%, 12/16/2025 (c)	7,525	8,009
Barclays plc (United Kingdom)
3.68%, 1/10/2023	8,672	8,695
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023 (e)	12,980	13,285
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (e)	14,993	15,254
3.65%, 3/16/2025	15,214	14,928
5.20%, 5/12/2026 (c)	3,000	3,067
BB&T Corp.
5.25%, 11/1/2019	2,466	2,492
2.63%, 6/29/2020	6,000	6,004
2.05%, 5/10/2021	2,200	2,178
BNP Paribas SA (France)
3.50%, 3/1/2023 (b)	3,000	3,041
3.38%, 1/9/2025 (b)	6,025	5,986
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (b)	4,300	4,243
2.65%, 11/3/2022 (b)	3,708	3,700
3.38%, 3/1/2023 (b)	4,500	4,582
Canadian Imperial Bank of Commerce (Canada)
1.60%, 9/6/2019	2,740	2,734
2.25%, 7/21/2020 (b) (c)	12,882	12,866
2.70%, 2/2/2021 (c)	3,000	3,011
Capital One Bank USA NA 3.38%, 2/15/2023	9,474	9,558
Capital One NA 2.40%, 9/5/2019	4,190	4,187
Citigroup, Inc.
2.40%, 2/18/2020 (c)	5,000	4,993
2.65%, 10/26/2020	7,940	7,955
2.70%, 3/30/2021 (c)	8,395	8,403
2.35%, 8/2/2021	2,309	2,297
2.75%, 4/25/2022 (c)	12,240	12,247
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023 (e)	6,399	6,437
3.88%, 3/26/2025 (c)	3,077	3,157
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (e)	6,470	6,549
4.40%, 6/10/2025	9,115	9,546
5.50%, 9/13/2025	4,296	4,771
3.70%, 1/12/2026	12,625	13,019
3.40%, 5/1/2026	6,100	6,177
4.30%, 11/20/2026	6,200	6,430
4.45%, 9/29/2027	1,491	1,560
6.63%, 1/15/2028	3,363	4,076
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (e)	8,000	8,112
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (e)	5,000	5,002
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (e)	20,900	21,625
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c) (e)	3,330	3,320
8.13%, 7/15/2039	1,424	2,203
5.88%, 1/30/2042	1,842	2,355
5.30%, 5/6/2044	698	802
4.75%, 5/18/2046	6,570	7,071
Citizens Bank NA 3.70%, 3/29/2023	9,645	9,964
Citizens Financial Group, Inc. 2.38%, 7/28/2021 (c)	1,590	1,578
Comerica, Inc. 4.00%, 2/1/2029	8,910	9,477
Commonwealth Bank of Australia (Australia)
2.00%, 9/6/2021 (b)	4,035	3,988
3.45%, 3/16/2023 (b)	8,740	8,987
4.50%, 12/9/2025 (b)	4,920	5,187
2.85%, 5/18/2026 (b)	7,040	6,945
Cooperatieve Rabobank UA (Netherlands)
2.50%, 1/19/2021	5,500	5,502
3.88%, 2/8/2022	11,498	11,904
4.38%, 8/4/2025 (c)	15,753	16,427
5.80%, 9/30/2110 (b)	3,139	3,997
Credit Agricole SA (France)
3.75%, 4/24/2023 (b)	3,800	3,882
4.38%, 3/17/2025 (b)	4,405	4,520
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	1,764	1,764
3.80%, 6/9/2023 (c)	8,035	8,232
3.75%, 3/26/2025	5,499	5,599
Danske Bank A/S (Denmark)
2.00%, 9/8/2021 (b)	4,287	4,180
2.70%, 3/2/2022 (b) (c)	4,254	4,222
Discover Bank
3.35%, 2/6/2023	2,185	2,214
4.20%, 8/8/2023	5,100	5,359
4.25%, 3/13/2026 (c)	8,109	8,405

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fifth Third Bancorp
3.65%, 1/25/2024	8,495	8,835
3.95%, 3/14/2028	6,740	7,138
Fifth Third Bank 2.88%, 10/1/2021	2,846	2,869
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (b)	8,968	9,276
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	20,855	20,797
4.00%, 3/30/2022 (c)	6,779	7,025
3.60%, 5/25/2023 (c)	12,403	12,703
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (e)	8,997	9,015
4.25%, 3/14/2024	6,038	6,241
4.25%, 8/18/2025 (c)	4,932	5,074
4.38%, 11/23/2026	3,162	3,263
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (e)	9,677	9,889
Huntington Bancshares, Inc.
3.15%, 3/14/2021	2,357	2,379
2.30%, 1/14/2022	10,169	10,095
Huntington National Bank (The) 2.88%, 8/20/2020	6,583	6,609
Industrial & Commercial Bank of China Ltd. (China) 2.45%, 10/20/2021	6,900	6,821
ING Groep NV (Netherlands)
4.10%, 10/2/2023	16,700	17,339
3.95%, 3/29/2027	2,572	2,622
KeyBank NA 3.18%, 5/22/2022	4,225	4,333
KeyCorp
2.90%, 9/15/2020	2,136	2,146
5.10%, 3/24/2021	2,200	2,296
4.15%, 10/29/2025	4,755	5,081
Lloyds Bank plc (United Kingdom) 2.40%, 3/17/2020	7,500	7,495
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (e)	6,788	6,669
4.45%, 5/8/2025 (c)	6,285	6,549
4.58%, 12/10/2025 (c)	4,700	4,780
4.38%, 3/22/2028	6,745	6,933
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	3,453	3,475
3.00%, 2/22/2022	2,713	2,740
3.76%, 7/26/2023	20,300	21,077
2.53%, 9/13/2023 (c)	3,463	3,432
3.41%, 3/7/2024	13,065	13,384
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019 (b)	3,167	3,168
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (b)	4,462	4,464
2.95%, 2/28/2022	1,449	1,459
3.17%, 9/11/2027 (c)	4,000	4,054
MUFG Bank Ltd. (Japan) 2.30%, 3/5/2020 (b)	1,000	998
National Australia Bank Ltd. (Australia)
2.63%, 7/23/2020	4,000	4,008
2.50%, 1/12/2021	9,625	9,615
3.38%, 1/14/2026	13,717	14,102
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (b)	13,215	13,354
Nordea Bank Abp (Finland)
4.88%, 1/27/2020 (b)	8,450	8,572
4.25%, 9/21/2022 (b)	7,408	7,680
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	1,839	1,840
5.13%, 2/8/2020	7,391	7,513
4.38%, 8/11/2020 (c)	5,904	6,039
2.85%, 11/9/2022 (f)	5,000	5,044
3.90%, 4/29/2024	1,500	1,567
Regions Financial Corp.
2.75%, 8/14/2022	3,338	3,344
3.80%, 8/14/2023	5,226	5,427
Royal Bank of Canada (Canada)
1.88%, 2/5/2020	8,000	7,974
4.65%, 1/27/2026 (c)	5,585	6,017
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	6,150	6,190
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c) (e)	2,780	2,851
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (e)	5,845	5,909
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (e)	2,270	2,358
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (e)	10,470	10,538
Santander UK Group Holdings plc (United Kingdom)
3.57%, 1/10/2023	6,200	6,226
4.75%, 9/15/2025 (b) (c)	6,200	6,244
Societe Generale SA (France)
2.50%, 4/8/2021 (b)	6,000	5,964
3.88%, 3/28/2024 (b)	14,005	14,211
4.25%, 4/14/2025 (b)	5,280	5,296
SouthTrust Bank 7.69%, 5/15/2025	2,197	2,679
SpareBank 1 Boligkreditt A/S (Norway) 1.75%, 11/15/2019 (b)	10,603	10,566
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (b) (c) (e)	10,305	10,487
5.20%, 1/26/2024 (b) (c)	5,291	5,603
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (e)	3,200	3,233
(ICE LIBOR USD 3 Month + 1.97%), 4.87%, 3/15/2033 (b) (e)	2,000	2,046

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sumitomo Mitsui Banking Corp. (Japan) 2.45%, 1/16/2020	8,050	8,046
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	4,262	4,221
2.44%, 10/19/2021	3,620	3,604
2.85%, 1/11/2022	8,755	8,813
2.78%, 10/18/2022	4,110	4,112
3.10%, 1/17/2023 (c)	9,971	10,118
3.94%, 10/16/2023	14,575	15,294
4.44%, 4/2/2024 (b)	1,246	1,305
2.63%, 7/14/2026	6,102	5,992
3.01%, 10/19/2026	2,517	2,541
SunTrust Bank 3.30%, 5/15/2026	7,380	7,430
SunTrust Banks, Inc.
2.90%, 3/3/2021	2,637	2,650
2.70%, 1/27/2022	3,062	3,071
4.00%, 5/1/2025 (c)	4,143	4,388
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	5,938	6,243
Swedbank AB (Sweden) 2.20%, 3/4/2020 (b)	4,360	4,348
Toronto-Dominion Bank (The) (Canada)
2.13%, 7/2/2019	1,501	1,501
2.13%, 4/7/2021	1,501	1,493
3.25%, 3/11/2024	5,000	5,136
UBS Group Funding Switzerland AG (Switzerland)
3.49%, 5/23/2023 (b)	7,735	7,831
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (b) (e)	2,156	2,144
4.13%, 9/24/2025 (b)	2,500	2,621
4.13%, 4/15/2026 (b)	6,471	6,766
United Overseas Bank Ltd. (Singapore) 3.20%, 4/23/2021 (b)	5,275	5,342
US Bancorp
Series V, 2.63%, 1/24/2022	3,191	3,207
3.00%, 3/15/2022	3,289	3,334
3.38%, 2/5/2024	3,430	3,543
7.50%, 6/1/2026	1,256	1,577
Series V, 2.38%, 7/22/2026 (c)	13,566	13,216
Series X, 3.15%, 4/27/2027	1,924	1,971
US Bank NA 2.80%, 1/27/2025	6,833	6,872
Wells Fargo & Co.
3.50%, 3/8/2022 (c)	8,071	8,249
3.07%, 1/24/2023 (c)	27,889	28,088
3.75%, 1/24/2024	9,465	9,829
3.30%, 9/9/2024 (c)	10,308	10,502
3.00%, 4/22/2026	10,654	10,544
4.10%, 6/3/2026	5,921	6,137
4.30%, 7/22/2027	2,925	3,071
5.38%, 11/2/2043	2,755	3,201
4.65%, 11/4/2044 (c)	11,097	11,721
Wells Fargo Bank NA
2.60%, 1/15/2021	4,150	4,157
5.85%, 2/1/2037	1,720	2,145
Westpac Banking Corp. (Australia)
4.88%, 11/19/2019 (c)	9,606	9,711
2.00%, 3/3/2020 (b)	6,405	6,385
2.50%, 6/28/2022	5,830	5,830
2.85%, 5/13/2026	7,700	7,668
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e)	5,855	5,964

		1,538,203

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	31,535	32,574
4.90%, 2/1/2046	8,194	8,448
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	11,165	12,129
4.38%, 4/15/2038	13,419	13,313
4.44%, 10/6/2048	7,433	7,223
4.75%, 4/15/2058	9,288	9,292
5.80%, 1/23/2059	1,155	1,343
Coca-Cola Femsa SAB de CV (Mexico) 3.88%, 11/26/2023 (c)	5,032	5,239
Constellation Brands, Inc.
4.40%, 11/15/2025	4,444	4,749
5.25%, 11/15/2048	3,091	3,405
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	2,493	2,557
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	4,484	5,248
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	6,900	6,969
4.42%, 5/25/2025 (b)	2,714	2,865
3.43%, 6/15/2027	2,015	1,980
4.99%, 5/25/2038 (b)	3,920	4,168
PepsiCo, Inc.
4.45%, 4/14/2046	3,615	4,163
3.45%, 10/6/2046	3,150	3,108

		128,773

Biotechnology — 0.2%
AbbVie, Inc. 4.50%, 5/14/2035	15,614	15,548
Amgen, Inc.
3.63%, 5/15/2022	5,344	5,479
4.95%, 10/1/2041	4,336	4,653
4.66%, 6/15/2051	7,000	7,293
Baxalta, Inc.
3.60%, 6/23/2022	999	1,015
5.25%, 6/23/2045	327	386
Celgene Corp.
3.90%, 2/20/2028	10,610	11,136
5.70%, 10/15/2040	4,195	4,946

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gilead Sciences, Inc.
4.60%, 9/1/2035	4,758	5,158
4.00%, 9/1/2036 (c)	1,725	1,762

		57,376

Building Products — 0.0% (d)
Johnson Controls International plc 3.75%, 12/1/2021	99	101
Masco Corp. 6.50%, 8/15/2032	10,095	11,739

		11,840

Capital Markets — 2.4%
Ameriprise Financial, Inc. 2.88%, 9/15/2026 (c)	8,146	8,037
Bank of New York Mellon Corp. (The)
2.05%, 5/3/2021	2,020	2,006
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (c) (e)	17,875	17,915
2.20%, 8/16/2023	3,110	3,059
3.25%, 9/11/2024 (c)	3,800	3,895
2.80%, 5/4/2026 (c)	1,043	1,041
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	4,190	4,243
4.25%, 5/24/2021	4,145	4,303
3.50%, 3/18/2024 (c)	3,515	3,679
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (b)	12,555	13,241
4.45%, 7/15/2045 (b)	3,107	3,184
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,658
4.85%, 3/29/2029	11,225	11,971
4.70%, 9/20/2047	5,253	5,342
Carlyle Promissory Note 4.60%, 7/15/2019 ‡	186	186
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019 (b)	2,690	2,714
Charles Schwab Corp. (The)
3.23%, 9/1/2022	1,435	1,461
3.20%, 3/2/2027	5,710	5,811
3.20%, 1/25/2028	1,270	1,282
CME Group, Inc.
3.00%, 9/15/2022	9,865	10,058
3.00%, 3/15/2025	5,537	5,672
5.30%, 9/15/2043	1,004	1,267
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	4,326	4,493
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023 (b)	10,753	10,880
4.28%, 1/9/2028 (b)	9,016	9,258
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (e)	2,991	2,987
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (b)	5,276	5,328
Deutsche Bank AG (Germany)
4.25%, 10/14/2021 (c)	13,886	13,948
3.30%, 11/16/2022 (c)	6,440	6,260
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,996
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	14,150	14,440
2.35%, 11/15/2021	33,026	32,700
3.00%, 4/26/2022 (c)	12,883	12,924
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (c) (e)	16,417	16,399
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (e)	30,650	30,650
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (e)	11,501	11,517
3.50%, 1/23/2025	5,018	5,086
3.75%, 5/22/2025	22,195	22,713
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (e)	13,398	13,393
4.25%, 10/21/2025	10,573	10,956
3.50%, 11/16/2026	15,775	15,827
3.85%, 1/26/2027	18,677	19,084
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (e)	13,876	13,952
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (e)	13,000	13,510
6.75%, 10/1/2037	1,435	1,807
ING Bank NV (Netherlands)
1.65%, 8/15/2019 (b)	6,000	5,988
2.50%, 10/1/2019 (b)	4,910	4,910
Intercontinental Exchange, Inc. 4.00%, 10/15/2023 (c)	5,021	5,289
Invesco Finance plc
4.00%, 1/30/2024 (c)	3,914	4,117
3.75%, 1/15/2026 (c)	2,510	2,591
Jefferies Group LLC 6.45%, 6/8/2027	3,725	4,139
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019 (b)	7,499	7,498
2.85%, 7/29/2020 (b) (c)	6,300	6,325
4.00%, 7/29/2025 (b)	6,300	6,596
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (b)	12,655	12,905
6.25%, 1/14/2021 (b)	9,649	10,154
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (b) (e)	10,050	10,018
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (e)	22,700	24,582
Morgan Stanley
5.50%, 7/24/2020	3,130	3,227
5.75%, 1/25/2021	6,509	6,823
5.50%, 7/28/2021	4,701	4,974
2.75%, 5/19/2022	2,000	2,000
3.13%, 1/23/2023	10,000	10,089
3.75%, 2/25/2023 (c)	20,743	21,423
4.10%, 5/22/2023	9,880	10,269
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (c) (e)	16,852	17,366
3.70%, 10/23/2024	7,335	7,588
4.00%, 7/23/2025	21,227	22,198

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.00%, 11/24/2025	9,322	10,158
3.88%, 1/27/2026	10,005	10,396
3.13%, 7/27/2026	2,254	2,238
4.35%, 9/8/2026	1,640	1,717
3.63%, 1/20/2027	17,528	17,855
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (e)	13,333	13,462
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (e)	7,397	7,538
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	2,610	2,688
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (e)	2,762	2,756
State Street Corp.
3.10%, 5/15/2023	3,191	3,246
3.70%, 11/20/2023	5,771	6,022
3.55%, 8/18/2025	17,629	18,430
UBS AG (Switzerland) 2.38%, 8/14/2019	6,665	6,662

		719,370

Chemicals — 0.4%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (b)	4,179	4,116
Albemarle Corp. 5.45%, 12/1/2044	3,800	3,941
Chevron Phillips Chemical Co. LLC
3.40%, 12/1/2026 (b)	4,530	4,645
3.70%, 6/1/2028 (b)	8,300	8,623
Dow Chemical Co. (The)
3.00%, 11/15/2022	5,954	6,005
4.25%, 10/1/2034	1,206	1,215
DowDuPont, Inc.
4.49%, 11/15/2025	8,780	9,439
5.32%, 11/15/2038	3,778	4,298
Ecolab, Inc.
3.25%, 1/14/2023	3,636	3,712
3.25%, 12/1/2027	2,348	2,393
International Flavors & Fragrances, Inc.
4.45%, 9/26/2028	3,786	4,026
5.00%, 9/26/2048	4,346	4,650
Mosaic Co. (The)
5.45%, 11/15/2033 (c)	5,054	5,583
4.88%, 11/15/2041 (c)	449	434
5.63%, 11/15/2043	9,871	10,353
Nutrien Ltd. (Canada)
3.38%, 3/15/2025 (c)	3,196	3,216
3.00%, 4/1/2025	2,326	2,292
4.20%, 4/1/2029	2,560	2,664
4.13%, 3/15/2035	6,522	6,268
5.25%, 1/15/2045	4,962	5,263
5.00%, 4/1/2049	4,150	4,314
Praxair, Inc. 2.65%, 2/5/2025 (c)	2,612	2,624
Sherwin-Williams Co. (The) 3.13%, 6/1/2024	2,788	2,797
Union Carbide Corp.
7.50%, 6/1/2025	5,426	6,508
7.75%, 10/1/2096	5,919	7,695
Westlake Chemical Corp. 4.38%, 11/15/2047	2,758	2,467

		119,541

Commercial Services & Supplies — 0.0% (d)
Republic Services, Inc.
3.55%, 6/1/2022	4,309	4,413
2.90%, 7/1/2026 (c)	2,099	2,075
Waste Management, Inc. 3.45%, 6/15/2029 (c)	6,545	6,686

		13,174

Communications Equipment — 0.1%
Cisco Systems, Inc.
3.63%, 3/4/2024	4,500	4,748
5.90%, 2/15/2039	4,475	5,947
5.50%, 1/15/2040	4,179	5,369

		16,064

Construction & Engineering — 0.0% (d)
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	1,006
Vinci SA (France) 3.75%, 4/10/2029 (b)	5,815	6,060

		7,066

Construction Materials — 0.0% (d)
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b) (c)	2,811	2,877
5.13%, 5/18/2045 (b)	6,052	6,217
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	5,785	5,688

		14,782

Consumer Finance — 0.6%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,849	3,838
3.50%, 1/15/2025 (c)	3,800	3,741
4.45%, 4/3/2026	7,660	7,816
American Express Co. 3.40%, 2/27/2023	4,100	4,199
American Express Credit Corp.
2.38%, 5/26/2020	7,590	7,576
2.70%, 3/3/2022	4,250	4,268
American Honda Finance Corp.
2.25%, 8/15/2019 (c)	598	598
2.90%, 2/16/2024 (c)	5,285	5,373
2.30%, 9/9/2026	1,185	1,137
Capital One Financial Corp.
3.75%, 4/24/2024	5,797	5,989
3.20%, 2/5/2025 (c)	6,093	6,090
4.20%, 10/29/2025	3,000	3,104
3.75%, 7/28/2026	7,424	7,352
Caterpillar Financial Services Corp.
1.93%, 10/1/2021	3,879	3,830
2.85%, 6/1/2022 (c)	3,873	3,918
3.25%, 12/1/2024 (c)	2,070	2,129
2.40%, 8/9/2026	5,040	4,878
General Motors Financial Co., Inc.
3.45%, 1/14/2022	2,097	2,100
3.45%, 4/10/2022 (c)	7,227	7,241
3.70%, 5/9/2023	8,201	8,222

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.95%, 4/13/2024 (c)	12,220	12,167
3.50%, 11/7/2024 (c)	7,535	7,325
4.00%, 1/15/2025	7,665	7,583
4.35%, 4/9/2025 (c)	9,605	9,691
4.30%, 7/13/2025	5,275	5,327
4.35%, 1/17/2027	2,007	1,986
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	10,985
John Deere Capital Corp.
1.70%, 1/15/2020 (c)	1,073	1,068
Series 0014, 2.45%, 9/11/2020 (c)	2,915	2,915
3.15%, 10/15/2021 (c)	2,234	2,274
2.70%, 1/6/2023	11,738	11,808
2.80%, 1/27/2023	3,237	3,263
Synchrony Financial 3.70%, 8/4/2026	5,832	5,616
Toyota Motor Credit Corp. 1.90%, 4/8/2021 (c)	2,179	2,157

		177,564

Containers & Packaging — 0.1%
International Paper Co.
3.00%, 2/15/2027 (c)	5,111	4,945
5.00%, 9/15/2035	1,670	1,769
8.70%, 6/15/2038	2,650	3,722
7.30%, 11/15/2039	3,945	5,047
WRKCo, Inc.
3.00%, 9/15/2024	920	916
3.75%, 3/15/2025	7,570	7,774
3.90%, 6/1/2028 (c)	2,870	2,897

		27,070

Diversified Consumer Services — 0.0% (d)
President & Fellows of Harvard College 3.30%, 7/15/2056	8,351	8,336

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc.
3.75%, 8/15/2021 (c)	5,254	5,427
3.00%, 2/11/2023 (c)	2,326	2,377
CK Hutchison International Ltd. (Hong Kong)
1.88%, 10/3/2021 (b)	4,160	4,078
2.75%, 10/3/2026 (b)	6,500	6,278
3.63%, 4/11/2029 (b)	9,685	9,838
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	51,979	51,463
4.42%, 11/15/2035	44,907	42,692
GTP Acquisition Partners I LLC
2.35%, 6/15/2020 (b)	10,258	10,208
3.48%, 6/16/2025 (b)	11,667	11,951
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (b) (c)	3,907	3,962
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (b)	4,255	4,226
3.56%, 2/28/2024 (b)	8,350	8,568
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024 (c)	2,585	2,630
3.40%, 2/7/2028 (c)	12,000	12,413
ORIX Corp. (Japan)
2.90%, 7/18/2022	3,775	3,806
3.70%, 7/18/2027 (c)	4,000	4,163
Private Export Funding Corp.
Series EE, 2.80%, 5/15/2022	10,700	10,960
Series KK, 3.55%, 1/15/2024	12,505	13,330
Shell International Finance BV (Netherlands)
2.13%, 5/11/2020	8,042	8,019
4.13%, 5/11/2035	12,770	13,802
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (b)	4,371	4,415
3.13%, 3/16/2024 (b)	3,440	3,522
2.35%, 10/15/2026 (b)	6,000	5,764
4.40%, 5/27/2045 (b)	3,421	3,774
3.30%, 9/15/2046 (b)	3,050	2,855
Voya Financial, Inc.
3.13%, 7/15/2024 (c)	1,150	1,154
3.65%, 6/15/2026 (c)	9,310	9,404

		261,079

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.95%, 1/15/2025	7,298	7,599
4.13%, 2/17/2026	28,051	29,222
4.30%, 2/15/2030	38,426	39,750
4.50%, 5/15/2035	5,845	5,882
5.25%, 3/1/2037	3,500	3,758
4.90%, 8/15/2037	12,239	12,644
6.00%, 8/15/2040	11,179	12,789
5.35%, 9/1/2040	12,806	13,785
6.38%, 3/1/2041	2,861	3,424
4.30%, 12/15/2042	3,861	3,667
4.35%, 6/15/2045	4,439	4,207
5.15%, 11/15/2046	3,000	3,145
British Telecommunications plc (United Kingdom) 9.63%, 12/15/2030 (f)	879	1,277
Centel Capital Corp. 9.00%, 10/15/2019	4,036	4,112
Deutsche Telekom International Finance BV (Germany)
6.00%, 7/8/2019	1,816	1,822
2.82%, 1/19/2022 (b)	1,100	1,102
3.60%, 1/19/2027 (b)	4,724	4,773
4.88%, 3/6/2042 (b)	2,087	2,239
Qwest Corp. 6.75%, 12/1/2021	7,308	7,719
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	4,358	4,451
5.46%, 2/16/2021	2,025	2,118
4.10%, 3/8/2027 (c)	2,784	2,867
4.67%, 3/6/2038	5,130	5,032

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Verizon Communications, Inc.
3.38%, 2/15/2025	1,771	1,819
4.13%, 3/16/2027	6,080	6,468
4.33%, 9/21/2028	11,983	12,966
3.88%, 2/8/2029	2,840	2,969
4.02%, 12/3/2029 (b)	22,719	24,005
4.50%, 8/10/2033	12,088	13,069
4.40%, 11/1/2034	27,768	29,534
4.27%, 1/15/2036	3,373	3,488
5.25%, 3/16/2037	2,773	3,184
4.86%, 8/21/2046	8,339	9,189
4.67%, 3/15/2055	6,685	7,161

		291,236

Electric Utilities — 1.2%
Alabama Power Co.
6.13%, 5/15/2038	1,904	2,514
6.00%, 3/1/2039	769	1,000
4.10%, 1/15/2042	923	942
Appalachian Power Co.
Series P, 6.70%, 8/15/2037	3,740	4,851
Series Y, 4.50%, 3/1/2049 (c)	3,395	3,734
Arizona Public Service Co.
2.20%, 1/15/2020	748	747
5.05%, 9/1/2041	3,036	3,481
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	4,419	4,452
3.50%, 8/15/2046	3,755	3,678
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	5,049	5,295
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,769
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,872
5.95%, 12/15/2036	840	1,005
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021 (b) (c)	4,791	4,905
Commonwealth Edison Co. 3.65%, 6/15/2046 (c)	3,615	3,590
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	4,147	4,432
DTE Electric Co. 2.65%, 6/15/2022	1,687	1,699
Duke Energy Carolinas LLC
6.00%, 1/15/2038	1,397	1,861
4.25%, 12/15/2041	1,228	1,315
Duke Energy Corp.
3.55%, 9/15/2021	2,660	2,704
2.65%, 9/1/2026 (c)	1,382	1,334
Duke Energy Indiana LLC
3.75%, 7/15/2020 (c)	3,462	3,512
6.35%, 8/15/2038	1,972	2,676
6.45%, 4/1/2039	897	1,248
3.75%, 5/15/2046	4,500	4,483
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	3,258
Duke Energy Progress LLC
3.00%, 9/15/2021 (c)	3,230	3,280
3.25%, 8/15/2025	2,985	3,070
4.10%, 5/15/2042	1,886	1,980
4.10%, 3/15/2043	1,569	1,650
4.15%, 12/1/2044	2,258	2,419
3.70%, 10/15/2046	1,616	1,621
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	8,002	7,973
Electricite de France SA (France) 6.00%, 1/22/2114 (b)	6,600	7,209
Enel Finance International NV (Italy)
4.63%, 9/14/2025 (b)	3,310	3,429
3.63%, 5/25/2027 (b) (c)	4,590	4,396
3.50%, 4/6/2028 (b)	4,500	4,197
6.00%, 10/7/2039 (b)	897	1,020
Entergy Arkansas LLC 3.50%, 4/1/2026	2,631	2,719
Entergy Corp. 2.95%, 9/1/2026	2,469	2,427
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,781
3.25%, 4/1/2028	1,551	1,583
3.05%, 6/1/2031 (c)	4,606	4,523
4.00%, 3/15/2033 (c)	3,430	3,730
Entergy Mississippi LLC 2.85%, 6/1/2028 (c)	3,688	3,659
Evergy, Inc. 4.85%, 6/1/2021	4,351	4,495
Exelon Corp.
3.50%, 6/1/2022 (f)	5,000	5,092
3.40%, 4/15/2026	1,177	1,188
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	2,015	2,203
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	830	869
Florida Power & Light Co.
5.95%, 2/1/2038	897	1,199
3.95%, 3/1/2048 (c)	4,000	4,199
Fortis, Inc. (Canada)
2.10%, 10/4/2021	445	439
3.06%, 10/4/2026 (c)	12,384	12,080
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,614	1,797
Series HY, 8.40%, 1/15/2022	7,174	8,259
Series IO, 8.05%, 7/7/2024	2,642	3,353
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	8,609	8,768
ITC Holdings Corp. 2.70%, 11/15/2022	900	898
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	6,513
6.15%, 6/1/2037	1,740	2,115
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,798	4,394
Kansas City Power & Light Co.
3.15%, 3/15/2023	3,255	3,326
5.30%, 10/1/2041	8,968	10,694

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (b)	2,906	2,922
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	2,759	2,861
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	4,967
MidAmerican Energy Co. 3.10%, 5/1/2027	464	471
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	4,530	4,725
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	951
5.38%, 9/15/2040	1,287	1,513
5.45%, 5/15/2041	3,354	4,011
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	3,029
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019 (c)	2,651	2,648
3.55%, 5/1/2027	2,239	2,302
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (b)	1,457	1,463
3.51%, 10/1/2024 (b)	3,051	3,178
Northern States Power Co. 6.25%, 6/1/2036	2,242	2,980
Ohio Edison Co. 6.88%, 7/15/2036	780	1,030
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,323
PacifiCorp
2.95%, 2/1/2022	897	907
3.60%, 4/1/2024	2,765	2,888
4.15%, 2/15/2050	2,300	2,479
PECO Energy Co. 2.38%, 9/15/2022	5,022	5,004
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,548
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	4,716
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,596
PPL Capital Funding, Inc. 4.00%, 9/15/2047	2,148	2,048
PPL Electric Utilities Corp. 2.50%, 9/1/2022	1,543	1,539
Progress Energy, Inc.
4.40%, 1/15/2021	3,388	3,470
3.15%, 4/1/2022	3,380	3,424
7.75%, 3/1/2031	1,327	1,830
7.00%, 10/30/2031	2,600	3,423
Public Service Co. of Colorado
3.20%, 11/15/2020	1,040	1,048
3.55%, 6/15/2046	1,175	1,141
Public Service Co. of Oklahoma
5.15%, 12/1/2019	1,242	1,257
4.40%, 2/1/2021	1,761	1,812
Series G, 6.63%, 11/15/2037	3,901	5,139
Public Service Electric & Gas Co.
Series I, 1.80%, 6/1/2019	740	740
3.00%, 5/15/2025	6,334	6,418
5.38%, 11/1/2039	1,021	1,243
Southern California Edison Co.
3.88%, 6/1/2021	886	902
1.85%, 2/1/2022	1,052	1,031
Series C, 3.50%, 10/1/2023	2,854	2,913
Series B, 3.65%, 3/1/2028 (c)	4,300	4,345
6.00%, 1/15/2034	895	1,060
6.05%, 3/15/2039	2,197	2,630
3.90%, 12/1/2041	3,408	3,133
Southern Co. (The) 3.25%, 7/1/2026	3,108	3,101
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	3,031
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	2,069
Three Gorges Finance I Cayman Islands Ltd. (China) 3.15%, 6/2/2026 (b) (c)	2,482	2,465
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	7,505
Union Electric Co.
2.95%, 6/15/2027	2,862	2,870
4.00%, 4/1/2048	1,600	1,686
Virginia Electric & Power Co.
3.45%, 2/15/2024	1,280	1,320
Series A, 3.80%, 4/1/2028	4,865	5,140
Series A, 6.00%, 5/15/2037 (c)	2,100	2,649
Xcel Energy, Inc.
3.30%, 6/1/2025	2,600	2,648
6.50%, 7/1/2036	2,328	3,023
4.80%, 9/15/2041	829	896

		379,365

Electrical Equipment — 0.0% (d)
Eaton Corp.
7.63%, 4/1/2024	1,794	2,097
4.00%, 11/2/2032	1,247	1,346

		3,443

Electronic Equipment, Instruments & Components — 0.0% (d)
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,664
3.25%, 9/8/2024	3,162	3,109
3.88%, 1/12/2028	3,541	3,497

		8,270

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	3,910	4,153
Halliburton Co.
3.50%, 8/1/2023	2,882	2,956
4.85%, 11/15/2035 (c)	3,583	3,836
7.45%, 9/15/2039	2,200	2,888
7.60%, 8/15/2096 (b)	2,242	3,065
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (b)	3,461	3,564
4.00%, 12/21/2025 (b)	48	49
3.90%, 5/17/2028 (b)	7,052	7,118
Schlumberger Investment SA 3.30%, 9/14/2021 (b) (c)	2,931	2,974

		30,603

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Entertainment — 0.2%
NBCUniversal Media LLC 5.95%, 4/1/2041	4,575	5,705
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026 (c)	3,829	3,608
3.00%, 7/30/2046	1,190	1,078
Viacom, Inc.
3.88%, 4/1/2024	5,562	5,736
6.88%, 4/30/2036 (c)	3,978	4,802
4.38%, 3/15/2043	6,243	5,804
Walt Disney Co. (The)
8.88%, 4/26/2023 (b)	942	1,156
9.50%, 7/15/2024 (b)	1,525	1,995
7.30%, 4/30/2028 (b)	3,946	5,232
7.63%, 11/30/2028 (b)	2,690	3,712
6.65%, 11/15/2037 (b)	2,690	3,761
6.15%, 2/15/2041 (b)	2,337	3,139
Warner Media LLC
3.55%, 6/1/2024	5,385	5,532
3.60%, 7/15/2025	11,975	12,210
5.38%, 10/15/2041	1,573	1,701

		65,171

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/2023	900	939
3.80%, 4/15/2026	2,199	2,281
American Tower Corp.
5.90%, 11/1/2021	260	279
3.50%, 1/31/2023	5,919	6,059
5.00%, 2/15/2024	4,305	4,689
3.38%, 10/15/2026 (c)	4,378	4,349
American Tower Trust #1 3.07%, 3/15/2023 (b)	6,220	6,294
AvalonBay Communities, Inc.
2.85%, 3/15/2023	8,971	9,037
3.90%, 10/15/2046	1,074	1,103
Boston Properties LP
3.13%, 9/1/2023	3,155	3,202
3.20%, 1/15/2025	4,331	4,379
3.65%, 2/1/2026 (c)	3,157	3,229
Brixmor Operating Partnership LP
3.65%, 6/15/2024 (c)	2,740	2,768
3.85%, 2/1/2025	5,585	5,674
Crown Castle International Corp.
4.88%, 4/15/2022	5,203	5,504
5.25%, 1/15/2023	2,900	3,117
4.00%, 3/1/2027	2,066	2,125
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,541
Duke Realty LP 3.25%, 6/30/2026	1,814	1,818
EPR Properties
5.25%, 7/15/2023	725	773
4.50%, 6/1/2027	4,787	4,935
4.95%, 4/15/2028 (c)	4,815	5,147
Equity Commonwealth 5.88%, 9/15/2020	9,592	9,816
ERP Operating LP
4.63%, 12/15/2021	2,255	2,360
3.00%, 4/15/2023	7,000	7,132
2.85%, 11/1/2026	3,210	3,188
3.50%, 3/1/2028	2,815	2,922
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,727
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	5,149
HCP, Inc.
4.20%, 3/1/2024	1,349	1,411
3.88%, 8/15/2024 (c)	14,719	15,265
3.40%, 2/1/2025	2,651	2,682
Liberty Property LP 3.25%, 10/1/2026 (c)	2,330	2,298
Mid-America Apartments LP 4.00%, 11/15/2025	8,830	9,235
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	5,257
3.60%, 12/15/2026	5,527	5,606
Office Properties Income Trust
3.75%, 8/15/2019	32,529	32,556
3.60%, 2/1/2020	15,925	15,974
4.00%, 7/15/2022	7,083	7,126
4.25%, 5/15/2024 (c)	11,000	10,957
Public Storage 3.39%, 5/1/2029	6,240	6,392
Realty Income Corp.
3.88%, 4/15/2025	6,245	6,603
3.00%, 1/15/2027 (c)	2,243	2,219
4.65%, 3/15/2047 (c)	3,757	4,235
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	10,055
3.25%, 10/28/2025 (b)	5,595	5,567
Senior Housing Properties Trust
6.75%, 4/15/2020 (c)	7,305	7,397
4.75%, 2/15/2028 (c)	7,060	6,498
SITE Centers Corp. 4.70%, 6/1/2027	2,361	2,482
UDR, Inc.
2.95%, 9/1/2026	3,831	3,731
3.50%, 1/15/2028	1,354	1,362
Ventas Realty LP
3.75%, 5/1/2024 (c)	4,032	4,164
3.50%, 2/1/2025 (c)	1,929	1,970
4.13%, 1/15/2026 (c)	2,746	2,867
3.85%, 4/1/2027	4,308	4,412
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,854
Welltower, Inc.
4.50%, 1/15/2024 (c)	4,002	4,266
4.00%, 6/1/2025	5,000	5,234

		311,211

Food & Staples Retailing — 0.1%
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	5,464	6,551
4.70%, 1/10/2036 (b)	9,568	10,022
Series 2014, 4.16%, 8/11/2036 (b)	1,311	1,305

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kroger Co. (The) 5.40%, 7/15/2040	829	869
Sysco Corp.
3.55%, 3/15/2025	3,795	3,916
3.75%, 10/1/2025	1,861	1,940
4.45%, 3/15/2048	2,300	2,387
Walgreen Co. 4.40%, 9/15/2042	3,435	3,183
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	3,000	3,072
4.50%, 11/18/2034	2,517	2,526

		35,771

Food Products — 0.4%
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020 (c)	1,281	1,294
Campbell Soup Co. 3.95%, 3/15/2025	9,330	9,548
Cargill, Inc.
3.30%, 3/1/2022 (b)	6,950	7,075
3.25%, 3/1/2023 (b)	1,990	2,036
Conagra Brands, Inc.
4.60%, 11/1/2025 (c)	4,260	4,541
5.30%, 11/1/2038	10,080	10,631
General Mills, Inc.
4.00%, 4/17/2025 (c)	6,475	6,799
4.20%, 4/17/2028 (c)	4,430	4,654
4.55%, 4/17/2038	1,970	2,034
Kellogg Co. 3.40%, 11/15/2027	2,494	2,492
Kraft Heinz Foods Co.
4.00%, 6/15/2023	1,215	1,257
6.75%, 3/15/2032 (c) (f)	3,610	4,254
5.00%, 7/15/2035 (c)	18,325	18,265
6.88%, 1/26/2039	6,095	7,045
5.00%, 6/4/2042	4,392	4,274
McCormick & Co., Inc.
3.15%, 8/15/2024	2,094	2,111
3.40%, 8/15/2027 (c)	1,685	1,700
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	1,059
4.60%, 6/1/2044 (c)	955	1,079
Tyson Foods, Inc.
3.95%, 8/15/2024 (c)	4,951	5,179
4.88%, 8/15/2034 (c)	5,000	5,494
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025 (c)	4,100	4,244

		107,065

Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	7,600
4.13%, 10/15/2044	1,750	1,861
4.13%, 3/15/2049	6,000	6,398
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	2,352
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b) (c)	5,620	5,921
4.27%, 3/15/2048 (b) (c)	6,500	6,912
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	1,372	1,410
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,214	2,218
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	4,106
Korea Gas Corp. (South Korea) 1.88%, 7/18/2021 (b)	4,862	4,786
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,724
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,899
4.80%, 3/15/2047 (b) (c)	2,649	2,700
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	3,466

		54,353

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 3.88%, 9/15/2025	5,609	5,930
Becton Dickinson and Co. 3.73%, 12/15/2024	710	732
Boston Scientific Corp.
3.75%, 3/1/2026	8,425	8,739
4.55%, 3/1/2039	10,225	10,987
4.70%, 3/1/2049	4,695	5,134
Covidien International Finance SA 2.95%, 6/15/2023	1,826	1,856
Danaher Corp. 2.40%, 9/15/2020 (c)	2,500	2,498
Medtronic, Inc.
3.13%, 3/15/2022	2,126	2,164
4.38%, 3/15/2035	6,075	6,760
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	2,694	2,762

		47,562

Health Care Providers & Services — 0.6%
Aetna, Inc.
2.80%, 6/15/2023	3,654	3,632
6.75%, 12/15/2037	2,959	3,605
4.50%, 5/15/2042	1,777	1,703
Anthem, Inc.
3.13%, 5/15/2022	4,004	4,049
3.30%, 1/15/2023 (c)	2,354	2,390
3.35%, 12/1/2024	6,000	6,115
4.10%, 3/1/2028	5,485	5,720
4.63%, 5/15/2042	3,477	3,617
4.65%, 1/15/2043	3,394	3,517
4.65%, 8/15/2044	4,149	4,292
CVS Health Corp.
4.00%, 12/5/2023	5,196	5,373
4.10%, 3/25/2025	22,812	23,615
3.88%, 7/20/2025	2,500	2,563
4.30%, 3/25/2028	9,692	9,987
4.88%, 7/20/2035	3,500	3,589
4.78%, 3/25/2038	20,426	20,355
5.05%, 3/25/2048	8,427	8,566

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Express Scripts Holding Co.
3.00%, 7/15/2023 (c)	3,693	3,704
3.50%, 6/15/2024	6,120	6,234
4.80%, 7/15/2046	1,904	1,906
HCA, Inc. 5.25%, 6/15/2026 (c)	11,400	12,292
Laboratory Corp. of America Holdings 3.20%, 2/1/2022 (c)	3,409	3,453
Magellan Health, Inc. 4.90%, 9/22/2024 (f)	11,202	10,782
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	3,226
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	3,827
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,798
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,881
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,696
Texas Health Resources 4.33%, 11/15/2055	4,275	4,793
UnitedHealth Group, Inc.
3.38%, 11/15/2021	5,955	6,068
2.88%, 3/15/2023	2,690	2,715
4.63%, 7/15/2035	6,229	6,963

		186,026

Hotels, Restaurants & Leisure — 0.0% (d)
McDonald’s Corp.
4.70%, 12/9/2035 (c)	6,540	7,125
4.45%, 3/1/2047	3,210	3,356

		10,481

Household Products — 0.1%
Kimberly-Clark Corp.
2.40%, 3/1/2022	1,220	1,219
2.75%, 2/15/2026 (c)	2,842	2,841
Procter & Gamble Co. (The) 2.45%, 11/3/2026	7,800	7,694
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (b)	9,000	8,913

		20,667

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
3.40%, 3/15/2022	7,048	7,180
4.25%, 6/15/2022	2,730	2,844
6.25%, 10/1/2039	1,985	2,316
5.75%, 10/1/2041	1,665	1,804
PSEG Power LLC 4.15%, 9/15/2021	2,879	2,962
Southern Power Co. 5.15%, 9/15/2041 (c)	7,079	7,617
Tri-State Generation & Transmission Association, Inc. 4.25%, 6/1/2046	3,222	3,234

		27,957

Industrial Conglomerates — 0.1%
General Electric Co.
2.10%, 12/11/2019	1,318	1,312
5.50%, 1/8/2020	5,046	5,123
4.38%, 9/16/2020	3,698	3,772
5.30%, 2/11/2021	459	476
4.65%, 10/17/2021	4,892	5,084
2.70%, 10/9/2022	1,523	1,507
5.55%, 1/5/2026	10,701	11,824
5.88%, 1/14/2038 (c)	720	794
Roper Technologies, Inc. 3.00%, 12/15/2020	1,261	1,268

		31,160

Insurance — 1.1%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	7,548
3.60%, 4/9/2029 (b)	5,835	5,992
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	11,132
Allstate Corp. (The) 3.15%, 6/15/2023	3,650	3,732
American Financial Group, Inc. 3.50%, 8/15/2026	8,175	8,151
American International Group, Inc.
4.13%, 2/15/2024	5,758	6,052
3.75%, 7/10/2025	2,671	2,728
4.20%, 4/1/2028	4,783	4,962
3.88%, 1/15/2035	3,407	3,279
4.70%, 7/10/2035	7,065	7,422
Assurant, Inc. 4.20%, 9/27/2023	8,065	8,310
Athene Global Funding
2.75%, 4/20/2020 (b)	7,740	7,747
4.00%, 1/25/2022 (b)	3,689	3,810
Athene Holding Ltd. 4.13%, 1/12/2028	8,565	8,403
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	1,166	1,485
4.40%, 5/15/2042	13,241	14,503
4.30%, 5/15/2043 (c)	2,795	3,029
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	2,420	2,419
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,736
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (b) (e) (g) (h)	9,929	9,879
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (b)	6,230	6,672
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	1,663	1,853

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (b) (c) (e)	13,980	15,237
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	7,760
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	4,774	4,728
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,176
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	3,249
6.50%, 3/15/2035 (b)	6,000	7,232
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,670
Lincoln National Corp.
4.20%, 3/15/2022	3,761	3,923
4.00%, 9/1/2023 (c)	2,753	2,897
3.80%, 3/1/2028 (c)	2,500	2,576
6.15%, 4/7/2036	111	138
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (e)	11,200	11,256
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	5,001	4,993
Massachusetts Mutual Life Insurance Co.
8.88%, 6/1/2039 (b)	322	516
5.38%, 12/1/2041 (b)	1,767	2,090
MassMutual Global Funding II 2.50%, 10/17/2022 (b)	3,346	3,343
MetLife, Inc.
4.13%, 8/13/2042	2,027	2,101
4.88%, 11/13/2043 (c)	2,000	2,293
Metropolitan Life Global Funding I 3.88%, 4/11/2022 (b)	12,858	13,336
New York Life Global Funding
1.95%, 2/11/2020 (b)	1,806	1,799
3.00%, 1/10/2028 (b)	4,854	4,896
New York Life Insurance Co. 4.45%, 5/15/2069 (b)	11,250	11,812
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	8,660	8,926
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c) (e)	2,975	2,788
Principal Financial Group, Inc. 3.13%, 5/15/2023	794	800
Principal Life Global Funding II 2.38%, 11/21/2021 (b)	1,200	1,197
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (e) (g) (h)	5,240	5,230
Protective Life Global Funding 2.00%, 9/14/2021 (b)	9,040	8,923
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	9,144
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	13,188
Reliance Standard Life Global Funding II 3.05%, 1/20/2021 (b)	2,597	2,615
Suncorp-Metway Ltd. (Australia) 3.30%, 4/15/2024 (b)	14,330	14,504
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c) (e)	7,600	7,856
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	4,253
4.27%, 5/15/2047 (b)	5,480	5,849
Torchmark Corp. 4.55%, 9/15/2028	6,840	7,410

		333,548

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024	10,800	10,959
4.80%, 12/5/2034	8,677	10,230
3.88%, 8/22/2037	9,440	10,072
4.25%, 8/22/2057	10,940	12,015
Booking Holdings, Inc.
2.75%, 3/15/2023	1,923	1,926
3.55%, 3/15/2028	2,870	2,955

		48,157

IT Services — 0.4%
DXC Technology Co.
4.25%, 4/15/2024	3,566	3,704
7.45%, 10/15/2029	2,170	2,642
IBM Credit LLC
2.65%, 2/5/2021	7,950	7,974
3.00%, 2/6/2023 (c)	10,400	10,488
International Business Machines Corp.
3.30%, 5/15/2026	24,860	25,138
3.50%, 5/15/2029	45,935	46,845
Western Union Co. (The)
3.60%, 3/15/2022 (c)	9,000	9,165
6.20%, 6/21/2040	1,448	1,560

		107,516

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023 (c)	2,995	3,041
3.00%, 4/15/2023 (c)	2,501	2,530
4.15%, 2/1/2024 (c)	1,946	2,062
2.95%, 9/19/2026	3,564	3,517

		11,150

Machinery — 0.1%
Caterpillar, Inc. 2.60%, 6/26/2022	1,913	1,923
Illinois Tool Works, Inc.
4.88%, 9/15/2041 (c)	758	913
3.90%, 9/1/2042	11,630	12,422

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,831
Parker-Hannifin Corp.
4.45%, 11/21/2044	3,759	4,036
4.10%, 3/1/2047	2,527	2,598
Xylem, Inc. 3.25%, 11/1/2026	1,420	1,422

		30,145

Media — 0.7%
CBS Corp.
3.70%, 8/15/2024	5,275	5,372
4.00%, 1/15/2026	4,293	4,397
4.90%, 8/15/2044	2,004	2,035
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,907
5.38%, 4/1/2038	4,923	5,043
Comcast Cable Holdings LLC 10.13%, 4/15/2022	1,614	1,917
Comcast Corp.
3.60%, 3/1/2024	4,708	4,894
3.38%, 8/15/2025	2,773	2,843
3.95%, 10/15/2025	9,556	10,121
3.15%, 3/1/2026	10,162	10,310
3.55%, 5/1/2028	6,115	6,289
4.25%, 1/15/2033	16,564	17,864
4.20%, 8/15/2034	3,361	3,591
6.50%, 11/15/2035	17,907	23,282
4.60%, 10/15/2038	11,580	12,654
4.00%, 11/1/2049	5,553	5,520
4.05%, 11/1/2052	2,600	2,601
4.95%, 10/15/2058	14,685	16,836
Cox Communications, Inc.
3.25%, 12/15/2022 (b)	3,027	3,070
3.35%, 9/15/2026 (b)	3,046	3,016
4.80%, 2/1/2035 (b)	5,600	5,604
Discovery Communications LLC
4.38%, 6/15/2021	6,532	6,749
3.95%, 3/20/2028	2,647	2,649
6.35%, 6/1/2040	5,069	5,722
Fox Corp.
4.71%, 1/25/2029 (b) (c)	6,445	7,049
5.58%, 1/25/2049 (b)	1,455	1,698
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,539
6.13%, 1/31/2046 (c)	1,332	1,520
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,725
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,514
Time Warner Cable LLC
4.13%, 2/15/2021	1,928	1,963
6.55%, 5/1/2037	2,327	2,576
7.30%, 7/1/2038 (c)	2,197	2,572
6.75%, 6/15/2039	1,794	1,998
5.88%, 11/15/2040 (c)	4,125	4,269
5.50%, 9/1/2041	6,940	6,946
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	3,041	3,961

		206,616

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
3.63%, 9/11/2024 (b)	3,283	3,297
4.50%, 3/15/2028 (b)	8,000	8,018
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	2,138
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,600	1,905
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (b)	1,967	2,037
Nucor Corp.
4.00%, 8/1/2023	3,284	3,456
6.40%, 12/1/2037	4,465	5,894
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	5,579	6,067
Vale Overseas Ltd. (Brazil)
6.25%, 8/10/2026	1,682	1,825
6.88%, 11/21/2036 (c)	2,846	3,187

		37,824

Multiline Retail — 0.0% (d)
Dollar General Corp. 4.13%, 5/1/2028 (c)	5,750	5,989
Nordstrom, Inc. 4.00%, 10/15/2021	3,458	3,548

		9,537

Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,519
3.00%, 5/15/2026	3,458	3,419
2.95%, 2/15/2027	2,426	2,375
3.45%, 8/15/2027	1,250	1,271
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	3,441
Series 2017, 3.88%, 6/15/2047	3,355	3,379
4.50%, 5/15/2058	1,724	1,867
Consumers Energy Co.
2.85%, 5/15/2022	1,343	1,360
3.25%, 8/15/2046	2,150	2,031
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,502
Dominion Energy, Inc.
Series B, 2.75%, 1/15/2022 (c)	3,973	3,971
Series D, 2.85%, 8/15/2026	1,927	1,879
Series F, 5.25%, 8/1/2033 (c)	5,067	5,856
7.00%, 6/15/2038	1,076	1,420
Series C, 4.90%, 8/1/2041 (c)	1,840	2,015
DTE Energy Co. Series F, 3.85%, 12/1/2023	1,400	1,455
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,354
NiSource, Inc.
3.85%, 2/15/2023	2,457	2,528
6.25%, 12/15/2040	4,380	5,664
5.80%, 2/1/2042	6,726	8,159

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	2,108
Series FFF, 6.13%, 9/15/2037	973	1,175
3.95%, 11/15/2041	2,690	2,566
Sempra Energy 4.05%, 12/1/2023	2,348	2,450
Southern Co. Gas Capital Corp.
3.50%, 9/15/2021	4,609	4,684
2.45%, 10/1/2023	1,889	1,864
3.25%, 6/15/2026 (c)	1,690	1,694
5.88%, 3/15/2041	10,518	12,750
4.40%, 6/1/2043 (c)	1,392	1,454
3.95%, 10/1/2046	2,136	2,085
WEC Energy Group, Inc. 3.55%, 6/15/2025 (c)	7,009	7,277

		100,572

Oil, Gas & Consumable Fuels — 2.1%
Anadarko Finance Co. Series B, 7.50%, 5/1/2031 (c)	1,794	2,345
Anadarko Holding Co. 7.15%, 5/15/2028	1,480	1,749
Andeavor Logistics LP 5.25%, 1/15/2025 (c)	4,015	4,219
ANR Pipeline Co. 9.63%, 11/1/2021	2,933	3,385
Apache Corp.
3.25%, 4/15/2022 (c)	671	676
6.00%, 1/15/2037	1,584	1,788
4.75%, 4/15/2043	3,611	3,412
APT Pipelines Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	2,080
4.25%, 7/15/2027 (b)	7,325	7,612
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	1,552	1,797
Boardwalk Pipelines LP 4.80%, 5/3/2029	6,595	6,639
BP Capital Markets America, Inc.
3.25%, 5/6/2022 (c)	2,273	2,327
3.22%, 4/14/2024 (c)	17,699	18,066
3.41%, 2/11/2026	8,485	8,707
3.02%, 1/16/2027	10,588	10,502
BP Capital Markets plc (United Kingdom)
3.81%, 2/10/2024	7,135	7,460
3.51%, 3/17/2025	4,509	4,671
3.28%, 9/19/2027	2,479	2,499
Buckeye Partners LP
4.88%, 2/1/2021	2,500	2,547
3.95%, 12/1/2026	1,012	931
5.85%, 11/15/2043 (c)	11,805	10,891
5.60%, 10/15/2044	6,000	5,285
Canadian Natural Resources Ltd. (Canada)
3.90%, 2/1/2025 (c)	3,463	3,591
7.20%, 1/15/2032	359	456
6.45%, 6/30/2033	6,527	8,047
5.85%, 2/1/2035	671	760
6.75%, 2/1/2039	1,794	2,262
Cenovus Energy, Inc. (Canada)
5.25%, 6/15/2037	2,048	2,013
6.75%, 11/15/2039 (c)	10,996	12,292
4.45%, 9/15/2042	1,000	879
Chevron Corp.
2.36%, 12/5/2022	2,725	2,722
2.90%, 3/3/2024 (c)	5,912	6,021
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020 (c)	11,698	11,690
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	5,460	5,736
Ecopetrol SA (Colombia)
5.88%, 9/18/2023 (c)	2,575	2,804
4.13%, 1/16/2025	3,333	3,357
5.38%, 6/26/2026 (c)	5,409	5,762
Enable Midstream Partners LP
4.40%, 3/15/2027	2,695	2,652
4.95%, 5/15/2028	4,315	4,408
Enbridge, Inc. (Canada)
3.70%, 7/15/2027 (c)	2,692	2,747
4.50%, 6/10/2044	3,980	4,152
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (e)	6,000	5,925
Encana Corp. (Canada)
8.13%, 9/15/2030	1,485	1,959
7.38%, 11/1/2031	4,761	6,066
6.50%, 8/15/2034	1,000	1,197
Energy Transfer Operating LP
3.60%, 2/1/2023	6,304	6,372
4.05%, 3/15/2025	6,594	6,735
4.75%, 1/15/2026	3,400	3,536
7.50%, 7/1/2038 (c)	2,695	3,286
6.05%, 6/1/2041	4,475	4,805
6.50%, 2/1/2042	8,569	9,665
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,241
5.70%, 10/1/2040 (b)	4,843	5,340
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	5,025
EnLink Midstream Partners LP 4.15%, 6/1/2025	7,000	6,703
Enterprise Products Operating LLC
3.90%, 2/15/2024	2,687	2,802
3.75%, 2/15/2025 (c)	2,600	2,695
3.70%, 2/15/2026	3,040	3,121
3.95%, 2/15/2027	2,705	2,825
Series D, 6.88%, 3/1/2033	2,376	3,041
Series H, 6.65%, 10/15/2034	515	669
Series J, 5.75%, 3/1/2035	2,509	2,778
7.55%, 4/15/2038	900	1,220
5.95%, 2/1/2041 (c)	1,259	1,500
5.10%, 2/15/2045	1,758	1,899
4.95%, 10/15/2054	1,189	1,282
EOG Resources, Inc. 4.10%, 2/1/2021 (c)	4,753	4,878

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
EQM Midstream Partners LP 5.50%, 7/15/2028 (c)	7,500	7,723
EQT Corp. 3.90%, 10/1/2027	4,517	4,308
Equinor ASA (Norway)
3.15%, 1/23/2022	3,320	3,372
2.45%, 1/17/2023	2,430	2,424
2.65%, 1/15/2024 (c)	5,765	5,782
3.25%, 11/10/2024 (c)	3,461	3,572
Exxon Mobil Corp.
2.73%, 3/1/2023	2,000	2,019
4.11%, 3/1/2046	2,726	3,008
Husky Energy, Inc. (Canada) 6.15%, 6/15/2019	1,036	1,037
Kerr-McGee Corp.
6.95%, 7/1/2024	1,103	1,298
7.88%, 9/15/2031	8,707	11,706
Kinder Morgan, Inc.
4.30%, 3/1/2028	13,000	13,542
5.20%, 3/1/2048 (c)	6,000	6,274
Magellan Midstream Partners LP
3.20%, 3/15/2025	2,338	2,336
4.20%, 12/1/2042	2,987	2,841
5.15%, 10/15/2043	7,133	7,762
Marathon Oil Corp. 2.80%, 11/1/2022 (c)	5,517	5,466
Marathon Petroleum Corp. 3.63%, 9/15/2024 (c)	3,980	4,071
MPLX LP
4.13%, 3/1/2027	3,626	3,674
4.80%, 2/15/2029	3,344	3,550
4.50%, 4/15/2038	8,393	7,982
5.20%, 3/1/2047	2,341	2,392
Noble Energy, Inc.
8.00%, 4/1/2027	1,300	1,586
6.00%, 3/1/2041	5,910	6,561
5.25%, 11/15/2043 (c)	4,720	4,883
5.05%, 11/15/2044 (c)	4,075	4,140
Occidental Petroleum Corp. 4.20%, 3/15/2048 (c)	5,135	4,957
ONEOK Partners LP
3.38%, 10/1/2022	1,164	1,181
5.00%, 9/15/2023	2,576	2,754
4.90%, 3/15/2025 (c)	13,625	14,639
6.65%, 10/1/2036 (c)	1,825	2,206
Petro-Canada (Canada)
6.80%, 5/15/2038 (c)	3,677	4,862
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	4,385	4,558
4.63%, 9/21/2023	9,775	9,713
4.88%, 1/18/2024	2,165	2,159
6.50%, 3/13/2027 (c)	20,000	20,134
5.35%, 2/12/2028	2,547	2,373
6.63%, 6/15/2035	4,700	4,407
6.38%, 1/23/2045	4,650	4,083
6.75%, 9/21/2047	12,012	10,844
6.35%, 2/12/2048	6,491	5,666
Phillips 66
4.30%, 4/1/2022	1,181	1,234
3.90%, 3/15/2028	3,955	4,073
4.88%, 11/15/2044	665	726
Phillips 66 Partners LP
3.55%, 10/1/2026 (c)	1,453	1,447
4.90%, 10/1/2046 (c)	3,078	3,152
Plains All American Pipeline LP
3.60%, 11/1/2024	7,000	7,016
4.65%, 10/15/2025	6,535	6,872
Spectra Energy Partners LP
3.50%, 3/15/2025	4,750	4,819
5.95%, 9/25/2043	1,801	2,177
4.50%, 3/15/2045	1,866	1,924
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	11,584	14,471
Sunoco Logistics Partners Operations LP
4.65%, 2/15/2022	600	625
5.95%, 12/1/2025 (c)	1,814	2,029
3.90%, 7/15/2026	4,366	4,342
6.10%, 2/15/2042	7,220	7,636
5.30%, 4/1/2044	1,840	1,814
5.35%, 5/15/2045	6,969	6,949
TC PipeLines LP 3.90%, 5/25/2027	2,870	2,879
Texas Eastern Transmission LP
2.80%, 10/15/2022 (b)	6,209	6,175
3.50%, 1/15/2028 (b)	908	902
Total Capital International SA (France)
2.75%, 6/19/2021	5,000	5,031
3.70%, 1/15/2024	5,675	5,922
3.75%, 4/10/2024 (c)	1,989	2,094
3.46%, 2/19/2029 (c)	3,040	3,157
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026 (c)	4,155	4,520
6.20%, 10/15/2037	6,345	7,588
4.75%, 5/15/2038 (c)	7,750	8,140
Valero Energy Corp. 7.50%, 4/15/2032 (c)	1,545	2,039
Williams Cos., Inc. (The)
3.90%, 1/15/2025	3,506	3,609
4.85%, 3/1/2048 (c)	5,487	5,574

		637,285

Pharmaceuticals — 0.6%
Allergan Funding SCS
3.45%, 3/15/2022	5,743	5,776
3.85%, 6/15/2024	3,041	3,093
Allergan, Inc.
3.38%, 9/15/2020 (c)	3,111	3,131
2.80%, 3/15/2023 (c)	3,954	3,880
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	5,499
4.00%, 9/18/2042 (c)	2,000	1,994
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (b)	2,991	2,983
Bristol-Myers Squibb Co.
3.20%, 6/15/2026 (b)	12,138	12,446
3.40%, 7/26/2029 (b)	13,631	14,009
4.13%, 6/15/2039 (b)	7,096	7,390

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eli Lilly & Co. 4.15%, 3/15/2059	7,175	7,630
GlaxoSmithKline Capital plc (United Kingdom) 2.85%, 5/8/2022	2,780	2,807
GlaxoSmithKline Capital, Inc. (United Kingdom) 6.38%, 5/15/2038	1,883	2,524
Johnson & Johnson
4.38%, 12/5/2033	1,948	2,188
3.40%, 1/15/2038 (c)	7,129	7,105
Merck & Co., Inc.
3.90%, 3/7/2039	14,360	15,243
3.70%, 2/10/2045	2,100	2,137
Mylan NV 3.95%, 6/15/2026 (c)	4,153	3,905
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,743
5.40%, 11/29/2043	1,800	1,698
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	3,294	3,350
Pfizer, Inc.
3.00%, 12/15/2026 (c)	9,150	9,264
3.90%, 3/15/2039	15,000	15,769
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	4,909	4,876
3.20%, 9/23/2026 (c)	26,941	26,517
Wyeth LLC 6.45%, 2/1/2024	708	831

		169,788

Real Estate Management & Development — 0.0% (d)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (b)	6,257	6,355
3.88%, 3/20/2027 (b)	6,562	6,890

		13,245

Road & Rail — 0.5%
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b) (c)	7,840	7,788
4.38%, 5/1/2026 (b) (c)	5,010	5,021
Burlington Northern Santa Fe LLC
3.45%, 9/15/2021 (c)	1,865	1,906
3.05%, 3/15/2022	3,821	3,883
3.00%, 3/15/2023	1,794	1,824
3.75%, 4/1/2024 (c)	2,365	2,482
6.70%, 8/1/2028	538	694
7.29%, 6/1/2036	1,166	1,654
5.75%, 5/1/2040	3,244	4,065
5.40%, 6/1/2041	9,266	11,236
4.40%, 3/15/2042	2,010	2,189
4.38%, 9/1/2042	4,018	4,356
5.15%, 9/1/2043	3,380	4,040
4.70%, 9/1/2045	3,150	3,606
Canadian Pacific Railway Co. (Canada)
4.50%, 1/15/2022	4,200	4,384
7.13%, 10/15/2031	1,345	1,824
6.13%, 9/15/2115	4,888	6,442
CSX Corp.
4.25%, 3/15/2029	5,700	6,161
5.50%, 4/15/2041 (c)	3,498	4,112
4.75%, 5/30/2042	1,516	1,669
ERAC USA Finance LLC
5.25%, 10/1/2020 (b)	2,388	2,468
4.50%, 8/16/2021 (b)	3,474	3,609
2.60%, 12/1/2021 (b)	3,010	2,999
6.70%, 6/1/2034 (b)	4,417	5,731
7.00%, 10/15/2037 (b)	425	567
5.63%, 3/15/2042 (b)	3,104	3,641
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026 (c)	8,420	8,662
Norfolk Southern Corp.
3.25%, 12/1/2021	4,957	5,033
2.90%, 2/15/2023	2,558	2,581
5.59%, 5/17/2025	51	58
3.95%, 10/1/2042	2,888	2,885
4.05%, 8/15/2052	5,192	5,239
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (b)	1,635	1,702
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (b)	5,795	6,044
3.95%, 3/10/2025 (b)	3,095	3,194
4.20%, 4/1/2027 (b)	2,525	2,589
Ryder System, Inc.
2.50%, 5/11/2020	4,930	4,926
2.88%, 9/1/2020	3,451	3,460
Union Pacific Corp. 4.10%, 9/15/2067	1,962	1,868

		146,592

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
3.13%, 12/5/2023	2,317	2,345
4.50%, 12/5/2036	2,505	2,534
Broadcom Corp.
3.63%, 1/15/2024	14,519	14,393
3.88%, 1/15/2027	6,459	6,143
Broadcom, Inc. 4.75%, 4/15/2029 (b) (c)	41,000	40,416
Intel Corp. 4.00%, 12/15/2032	8,173	8,680

		74,511

Software — 0.5%
Microsoft Corp.
2.38%, 5/1/2023	3,808	3,820
2.88%, 2/6/2024	21,453	21,923
3.30%, 2/6/2027 (c)	7,198	7,496
3.50%, 2/12/2035 (c)	3,459	3,573
4.20%, 11/3/2035 (c)	3,974	4,438
4.10%, 2/6/2037 (c)	10,421	11,527
4.50%, 10/1/2040	1,089	1,254
4.00%, 2/12/2055	3,620	3,900
4.75%, 11/3/2055	2,143	2,619
3.95%, 8/8/2056 (c)	2,205	2,359
4.50%, 2/6/2057	9,023	10,605

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oracle Corp.
2.50%, 5/15/2022	4,115	4,119
2.40%, 9/15/2023	7,023	6,970
2.95%, 11/15/2024 (c)	11,020	11,169
2.95%, 5/15/2025	14,625	14,729
4.30%, 7/8/2034	8,219	8,898
3.90%, 5/15/2035	4,170	4,314
3.85%, 7/15/2036	7,260	7,402
6.13%, 7/8/2039	2,300	3,028
4.38%, 5/15/2055	10,500	11,194
VMware, Inc. 2.95%, 8/21/2022	10,109	10,107

		155,444

Specialty Retail — 0.2%
Home Depot, Inc. (The)
2.63%, 6/1/2022	2,182	2,202
2.13%, 9/15/2026 (c)	5,242	5,006
4.20%, 4/1/2043	5,037	5,351
Lowe’s Cos., Inc.
3.65%, 4/5/2029 (c)	12,563	12,714
4.65%, 4/15/2042	3,901	4,038
4.55%, 4/5/2049	12,101	12,304
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,726

		46,341

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.00%, 2/9/2024	15,808	16,115
2.85%, 5/11/2024	10,010	10,137
2.75%, 1/13/2025 (c)	8,545	8,572
3.20%, 5/13/2025	12,828	13,186
3.25%, 2/23/2026	798	818
2.45%, 8/4/2026 (c)	5,261	5,114
3.35%, 2/9/2027	10,231	10,529
3.20%, 5/11/2027 (c)	5,685	5,789
3.00%, 6/20/2027	2,880	2,892
2.90%, 9/12/2027	7,978	7,976
4.50%, 2/23/2036	4,257	4,789
3.45%, 2/9/2045	4,375	4,149
3.85%, 8/4/2046	3,512	3,542
3.75%, 9/12/2047	13,570	13,472
Dell International LLC 6.02%, 6/15/2026 (b)	13,908	14,976

		122,056

Thrifts & Mortgage Finance — 0.1%
BPCE SA (France)
2.50%, 7/15/2019	1,085	1,085
4.63%, 7/11/2024 (b)	11,600	11,990
3.38%, 12/2/2026 (c)	4,230	4,238
Nationwide Building Society (United Kingdom) 6.25%, 2/25/2020 (b)	2,950	3,022

		20,335

Tobacco — 0.0% (d)
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	7,130	6,520

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 3/1/2025 (c)	6,266	6,161
Aircastle Ltd. 4.40%, 9/25/2023	8,915	9,129
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	7,833
3.50%, 11/1/2027 (b)	8,105	7,813
BOC Aviation Ltd. (Singapore)
2.75%, 9/18/2022 (b)	3,000	2,968
3.50%, 10/10/2024 (b) (c)	7,945	7,995
International Lease Finance Corp.
8.63%, 1/15/2022	11,894	13,519
5.88%, 8/15/2022	3,867	4,183
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,787

		64,388

Water Utilities — 0.0% (d)
American Water Capital Corp.
3.40%, 3/1/2025	5,248	5,399
6.59%, 10/15/2037	3,354	4,476
4.00%, 12/1/2046	2,241	2,247

		12,122

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	3,250	3,282
3.63%, 4/22/2029	12,995	13,192
6.13%, 3/30/2040	2,457	3,108
4.38%, 4/22/2049 (c)	6,109	6,282
Rogers Communications, Inc. (Canada) 4.35%, 5/1/2049	9,230	9,563
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025 (c)	7,003	7,265
5.00%, 5/30/2038	9,519	9,752
5.25%, 5/30/2048 (c)	7,449	7,746

		60,190

TOTAL CORPORATE BONDS (Cost $7,081,331)		7,285,009

MORTGAGE-BACKED SECURITIES — 15.4%
FHLMC
Pool # 785618, ARM, 4.25%, 7/1/2026 (i)	30	31
Pool # 611141, ARM, 4.63%, 1/1/2027 (i)	37	39
Pool # 846812, ARM, 4.74%, 4/1/2030 (i)	12	13
Pool # 789758, ARM, 4.73%, 9/1/2032 (i)	38	39
Pool # 847621, ARM, 4.80%, 5/1/2033 (i)	1,329	1,399
Pool # 781087, ARM, 4.73%, 12/1/2033 (i)	191	201

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 1B1665, ARM, 4.69%, 4/1/2034 (i)	193	202
Pool # 782870, ARM, 4.73%, 9/1/2034 (i)	804	848
Pool # 782980, ARM, 4.93%, 1/1/2035 (i)	436	459
Pool # 782979, ARM, 4.95%, 1/1/2035 (i)	1,068	1,122
Pool # 1G3591, ARM, 4.42%, 8/1/2035 (i)	54	56
Pool # 1Q0007, ARM, 4.93%, 12/1/2035 (i)	277	292
Pool # 1Q0025, ARM, 4.62%, 2/1/2036 (i)	145	152
Pool # 848431, ARM, 4.67%, 2/1/2036 (i)	556	584
Pool # 1G1861, ARM, 5.16%, 3/1/2036 (i)	656	694
Pool # 1J1380, ARM, 5.33%, 3/1/2036 (i)	468	501
Pool # 1H2618, ARM, 4.48%, 5/1/2036 (i)	683	720
Pool # 1L1286, ARM, 4.75%, 5/1/2036 (i)	470	497
Pool # 1G2415, ARM, 5.20%, 5/1/2036 (i)	158	169
Pool # 1G2557, ARM, 4.81%, 6/1/2036 (i)	1,981	2,092
Pool # 848068, ARM, 4.86%, 6/1/2036 (i)	676	713
Pool # 1H2623, ARM, 4.36%, 7/1/2036 (i)	216	227
Pool # 1A1082, ARM, 4.53%, 7/1/2036 (i)	332	345
Pool # 848365, ARM, 4.56%, 7/1/2036 (i)	369	388
Pool # 1N0189, ARM, 4.38%, 8/1/2036 (i)	18	18
Pool # 1N0206, ARM, 4.54%, 8/1/2036 (i)	1,562	1,621
Pool # 1A1085, ARM, 4.57%, 8/1/2036 (i)	391	406
Pool # 1Q0105, ARM, 4.53%, 9/1/2036 (i)	607	635
Pool # 1B7242, ARM, 4.76%, 9/1/2036 (i)	936	986
Pool # 1G2539, ARM, 4.34%, 10/1/2036 (i)	378	399
Pool # 1A1097, ARM, 4.45%, 10/1/2036 (i)	342	356
Pool # 1A1096, ARM, 4.46%, 10/1/2036 (i)	796	828
Pool # 1N0249, ARM, 4.51%, 10/1/2036 (i)	437	453
Pool # 1K0046, ARM, 4.73%, 10/1/2036 (i)	471	498
Pool # 1J1348, ARM, 5.02%, 10/1/2036 (i)	220	234
Pool # 1J1378, ARM, 4.52%, 11/1/2036 (i)	656	686
Pool # 1Q0737, ARM, 4.54%, 11/1/2036 (i)	449	471
Pool # 782760, ARM, 4.57%, 11/1/2036 (i)	1,201	1,265
Pool # 1G2671, ARM, 4.63%, 11/1/2036 (i)	147	154
Pool # 848115, ARM, 4.74%, 11/1/2036 (i)	367	386
Pool # 1J1419, ARM, 4.43%, 12/1/2036 (i)	2,172	2,266
Pool # 1J1634, ARM, 4.46%, 12/1/2036 (i)	1,473	1,541
Pool # 1J1418, ARM, 4.61%, 12/1/2036 (i)	60	63
Pool # 1G1386, ARM, 4.97%, 12/1/2036 (i)	981	1,039
Pool # 1J1399, ARM, 5.00%, 12/1/2036 (i)	17	19
Pool # 1N1511, ARM, 4.29%, 1/1/2037 (i)	131	136
Pool # 1G1478, ARM, 5.06%, 1/1/2037 (i)	310	329
Pool # 1J1516, ARM, 4.77%, 2/1/2037 (i)	83	87
Pool # 1J0282, ARM, 4.92%, 2/1/2037 (i)	41	43
Pool # 1N0353, ARM, 4.98%, 2/1/2037 (i)	558	585
Pool # 1G1554, ARM, 5.04%, 2/1/2037 (i)	453	477
Pool # 1J1543, ARM, 5.48%, 2/1/2037 (i)	50	53
Pool # 1Q0739, ARM, 4.71%, 3/1/2037 (i)	1,189	1,243
Pool # 1B7303, ARM, 5.29%, 3/1/2037 (i)	117	124
Pool # 1J1526, ARM, 5.47%, 3/1/2037 (i)	110	115
Pool # 1J0399, ARM, 4.91%, 4/1/2037 (i)	16	17
Pool # 1J1564, ARM, 4.99%, 4/1/2037 (i)	361	379
Pool # 1Q0697, ARM, 4.20%, 5/1/2037 (i)	725	749
Pool # 1A1193, ARM, 4.66%, 5/1/2037 (i)	508	533
Pool # 1N1477, ARM, 4.68%, 5/1/2037 (i)	250	263
Pool # 1N1463, ARM, 4.85%, 5/1/2037 (i)	46	48
Pool # 1J1621, ARM, 5.06%, 5/1/2037 (i)	515	549
Pool # 1Q0783, ARM, 5.12%, 5/1/2037 (i)	1,013	1,073
Pool # 1J0533, ARM, 4.52%, 7/1/2037 (i)	108	113

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1J2945, ARM, 4.50%, 11/1/2037 (i)	48		50
Pool # 1Q0722, ARM, 5.04%, 4/1/2038 (i)	448		475
Pool # 1Q0789, ARM, 4.92%, 5/1/2038 (i)	266		283
Pool # 848699, ARM, 4.65%, 7/1/2040 (i)	468		490
FHLMC Gold Pools, 15 Year
Pool # G11694, 6.50%, 9/1/2019	—	(j)	—	(j)
Pool # G11805, 5.50%, 12/1/2019	1		1
Pool # G13033, 6.00%, 2/1/2020	—	(j)	—	(j)
Pool # G11954, 5.50%, 4/1/2020	2		2
Pool # G11816, 5.50%, 6/1/2020	—	(j)	—	(j)
Pool # G11771, 6.00%, 6/1/2020	5		5
Pool # G11761, 6.00%, 8/1/2020	6		6
Pool # G12906, 6.00%, 7/1/2021	1		1
Pool # G13073, 6.00%, 7/1/2021	14		14
Pool # G13012, 6.00%, 3/1/2022	1		1
Pool # G12825, 6.50%, 3/1/2022	11		11
Pool # G13603, 5.50%, 2/1/2024	61		63
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	348		382
Pool # C91417, 3.50%, 1/1/2032	5,021		5,199
Pool # C91403, 3.50%, 3/1/2032	2,071		2,144
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	5		5
Pool # C00376, 8.00%, 11/1/2024	3		3
Pool # C00414, 7.50%, 8/1/2025	9		9
Pool # C00452, 7.00%, 4/1/2026	10		11
Pool # G00981, 8.50%, 7/1/2028	23		26
Pool # G02210, 7.00%, 12/1/2028	377		430
Pool # C47315, 6.50%, 8/1/2029	751		844
Pool # G03029, 6.00%, 10/1/2029	103		112
Pool # A88871, 7.00%, 1/1/2031	309		349
Pool # C68485, 7.00%, 7/1/2032	29		32
Pool # G01448, 7.00%, 8/1/2032	44		51
Pool # C75791, 5.50%, 1/1/2033	590		639
Pool # A13625, 5.50%, 10/1/2033	348		389
Pool # A16107, 6.00%, 12/1/2033	109		119
Pool # G01864, 5.00%, 1/1/2034	261		281
Pool # A17537, 6.00%, 1/1/2034	232		261
Pool # A23139, 5.00%, 6/1/2034	747		803
Pool # A61572, 5.00%, 9/1/2034	748		812
Pool # A28796, 6.50%, 11/1/2034	94		107
Pool # G03369, 6.50%, 1/1/2035	827		939
Pool # A70350, 5.00%, 3/1/2035	322		345
Pool # A46987, 5.50%, 7/1/2035	742		811
Pool # G05713, 6.50%, 12/1/2035	547		630
Pool # G03777, 5.00%, 11/1/2036	657		706
Pool # C02660, 6.50%, 11/1/2036	202		232
Pool # G02427, 5.50%, 12/1/2036	323		355
Pool # A57681, 6.00%, 12/1/2036	72		81
Pool # G02682, 7.00%, 2/1/2037	70		83
Pool # G04949, 6.50%, 11/1/2037	375		432
Pool # G03666, 7.50%, 1/1/2038	570		680
Pool # G04952, 7.50%, 1/1/2038	344		412
Pool # G04077, 6.50%, 3/1/2038	508		591
Pool # G05671, 5.50%, 8/1/2038	675		741
Pool # G05190, 7.50%, 9/1/2038	264		305
Pool # C03466, 5.50%, 3/1/2040	233		253
Pool # A93383, 5.00%, 8/1/2040	3,062		3,298
Pool # A93511, 5.00%, 8/1/2040	11,931		12,858
Pool # G06493, 4.50%, 5/1/2041	17,296		18,503

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # V80351, 3.00%, 8/1/2043	25,251	25,551
Pool # Q52834, 4.00%, 12/1/2047	5,112	5,303
Pool # Q57995, 5.00%, 8/1/2048	24,205	25,851
Pool # Q61104, 4.00%, 1/1/2049	3,378	3,496
Pool # Q61107, 4.00%, 1/1/2049	4,867	5,040
FHLMC Gold Pools, Other
Pool # G80341, 10.00%, 3/17/2026	15	15
Pool # P20570, 7.00%, 7/1/2029	8	9
Pool # G20027, 10.00%, 10/1/2030	201	211
Pool # B90491, 7.50%, 1/1/2032	832	927
Pool # U80192, 3.50%, 2/1/2033	1,411	1,452
Pool # L10151, 6.00%, 2/1/2033	103	105
Pool # U80342, 3.50%, 5/1/2033	1,882	1,936
Pool # U80345, 3.50%, 5/1/2033	7,021	7,223
Pool # L10221, 6.00%, 1/1/2034	102	106
Pool # P50523, 6.50%, 12/1/2035	240	260
Pool # H05030, 6.00%, 11/1/2036	80	86
Pool # L10291, 6.50%, 11/1/2036	1,894	2,116
Pool # P51353, 6.50%, 11/1/2036	968	1,094
Pool # P50595, 6.50%, 12/1/2036	2,295	2,628
Pool # P51361, 6.50%, 12/1/2036	979	1,105
Pool # G20028, 7.50%, 12/1/2036	2,707	3,011
Pool # P50531, 6.50%, 1/1/2037	161	176
Pool # P51251, 6.50%, 1/1/2037	55	56
Pool # P50536, 6.50%, 2/1/2037	75	77
Pool # P50556, 6.50%, 6/1/2037	74	78
Pool # U90690, 3.50%, 6/1/2042	24,924	25,667
Pool # U90975, 4.00%, 6/1/2042	20,500	21,411
Pool # T65101, 4.00%, 10/1/2042	904	931
Pool # U90402, 3.50%, 11/1/2042	845	870
Pool # U90673, 4.00%, 1/1/2043	2,422	2,530
Pool # U91192, 4.00%, 4/1/2043	5,033	5,257
Pool # U91488, 3.50%, 5/1/2043	2,517	2,593
Pool # U99051, 3.50%, 6/1/2043	9,355	9,635
Pool # U99134, 4.00%, 1/1/2046	65,269	67,824
Pool # U69030, 4.50%, 1/1/2046	27,479	29,025
FNMA
Pool # 470623, ARM, 3.31%, 3/1/2022 (i)	7,685	7,683
Pool # 54844, ARM, 2.84%, 9/1/2027 (i)	30	31
Pool # 303532, ARM, 4.05%, 3/1/2029 (i)	22	23
Pool # 555732, ARM, 4.38%, 8/1/2033 (i)	249	259
Pool # 658481, ARM, 4.25%, 9/1/2033 (i)	403	414
Pool # 746299, ARM, 4.69%, 9/1/2033 (i)	100	105
Pool # 743546, ARM, 4.39%, 11/1/2033 (i)	307	321
Pool # 766610, ARM, 4.61%, 1/1/2034 (i)	102	107
Pool # 777132, ARM, 4.80%, 6/1/2034 (i)	298	314
Pool # 782306, ARM, 4.48%, 7/1/2034 (i)	24	24
Pool # 800422, ARM, 4.07%, 8/1/2034 (i)	289	295
Pool # 790235, ARM, 4.37%, 8/1/2034 (i)	130	136
Pool # 793062, ARM, 4.50%, 8/1/2034 (i)	72	75
Pool # 790964, ARM, 4.34%, 9/1/2034 (i)	13	14
Pool # 794792, ARM, 4.24%, 10/1/2034 (i)	115	119
Pool # 896463, ARM, 4.65%, 10/1/2034 (i)	305	323
Pool # 781563, ARM, 4.47%, 11/1/2034 (i)	53	56
Pool # 799912, ARM, 4.61%, 11/1/2034 (i)	66	69
Pool # 810896, ARM, 4.20%, 1/1/2035 (i)	1,753	1,809
Pool # 809319, ARM, 4.62%, 1/1/2035 (i)	89	92
Pool # 816594, ARM, 4.42%, 2/1/2035 (i)	69	71
Pool # 820602, ARM, 4.46%, 3/1/2035 (i)	364	379
Pool # 745862, ARM, 4.71%, 4/1/2035 (i)	332	349

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 821378, ARM, 4.24%, 5/1/2035 (i)	159	164
Pool # 823660, ARM, 4.52%, 5/1/2035 (i)	52	54
Pool # 888605, ARM, 4.35%, 7/1/2035 (i)	102	105
Pool # 838972, ARM, 4.14%, 8/1/2035 (i)	17	18
Pool # 832801, ARM, 4.36%, 9/1/2035 (i)	184	193
Pool # 851432, ARM, 4.85%, 10/1/2035 (i)	425	448
Pool # 849251, ARM, 4.42%, 1/1/2036 (i)	890	923
Pool # 745445, ARM, 4.81%, 1/1/2036 (i)	274	288
Pool # 920340, ARM, 5.20%, 2/1/2036 (i)	73	76
Pool # 920843, ARM, 5.25%, 3/1/2036 (i)	2,629	2,806
Pool # 868952, ARM, 4.70%, 5/1/2036 (i)	166	175
Pool # 872622, ARM, 4.42%, 6/1/2036 (i)	67	70
Pool # 872825, ARM, 4.61%, 6/1/2036 (i)	1,278	1,345
Pool # 884066, ARM, 4.76%, 6/1/2036 (i)	303	320
Pool # 892868, ARM, 4.52%, 7/1/2036 (i)	377	394
Pool # 884722, ARM, 4.34%, 8/1/2036 (i)	191	200
Pool # 886558, ARM, 4.61%, 8/1/2036 (i)	519	548
Pool # 745784, ARM, 4.62%, 8/1/2036 (i)	152	154
Pool # 898179, ARM, 4.08%, 9/1/2036 (i)	1,271	1,303
Pool # 920547, ARM, 4.35%, 9/1/2036 (i)	292	303
Pool # 893580, ARM, 4.38%, 9/1/2036 (i)	418	434
Pool # 886772, ARM, 4.42%, 9/1/2036 (i)	822	856
Pool # 894452, ARM, 4.70%, 9/1/2036 (i)	326	342
Pool # 894239, ARM, 4.59%, 10/1/2036 (i)	257	268
Pool # 900191, ARM, 4.83%, 10/1/2036 (i)	585	620
Pool # 900197, ARM, 4.84%, 10/1/2036 (i)	647	685
Pool # 902818, ARM, 4.73%, 11/1/2036 (i)	61	64
Pool # 897470, ARM, 5.07%, 11/1/2036 (i)	159	168
Pool # 902955, ARM, 4.64%, 12/1/2036 (i)	893	938
Pool # 905189, ARM, 4.81%, 12/1/2036 (i)	198	208
Pool # 920954, ARM, 4.15%, 1/1/2037 (i)	461	475
Pool # 888184, ARM, 4.97%, 1/1/2037 (i)	286	303
Pool # 913984, ARM, 4.36%, 2/1/2037 (i)	484	499
Pool # 915645, ARM, 4.86%, 2/1/2037 (i)	427	449
Pool # 888307, ARM, 4.67%, 4/1/2037 (i)	602	630
Pool # 948208, ARM, 4.11%, 7/1/2037 (i)	604	620
Pool # 944096, ARM, 4.22%, 7/1/2037 (i)	71	74
Pool # 995919, ARM, 4.41%, 7/1/2037 (i)	1,340	1,403
Pool # 938346, ARM, 4.61%, 7/1/2037 (i)	304	321
Pool # 945032, ARM, 5.13%, 8/1/2037 (i)	519	552
Pool # 946362, ARM, 4.21%, 9/1/2037 (i)	268	280
Pool # 946450, ARM, 4.53%, 9/1/2037 (i)	88	90
Pool # 946260, ARM, 4.64%, 9/1/2037 (i)	256	265
Pool # 952835, ARM, 4.67%, 9/1/2037 (i)	132	140
Pool # AD0085, ARM, 4.17%, 11/1/2037 (i)	1,003	1,040
Pool # 995108, ARM, 4.33%, 11/1/2037 (i)	581	609
Pool # AD0179, ARM, 4.68%, 12/1/2037 (i)	820	862
Pool # 966946, ARM, 4.91%, 1/1/2038 (i)	158	163
FNMA, 30 Year Pool # CA3029, 4.00%, 1/1/2049	9,165	9,634
FNMA, 30 Year, FHA/VA
Pool # 535183, 8.00%, 6/1/2028	27	30
Pool # 252409, 6.50%, 3/1/2029	125	139
Pool # 653815, 7.00%, 2/1/2033	13	13
Pool # 752786, 6.00%, 9/1/2033	124	135
FNMA, Other
Pool # AM0081, 1.94%, 7/1/2019	10,583	10,563
Pool # AD0660, 4.48%, 12/1/2019	5,664	5,656
Pool # AD0852, 4.28%, 1/1/2020	765	770
Pool # AD0851, 4.37%, 2/1/2020	4,136	4,168

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AE0134, 4.40%, 2/1/2020	4,833	4,882
Pool # AE0136, 4.38%, 4/1/2020	10,139	10,288
Pool # AM3498, 2.01%, 6/1/2020	80,712	80,276
Pool # 465659, 3.74%, 7/1/2020	4,571	4,604
Pool # 465578, 3.93%, 7/1/2020	12,006	12,197
Pool # 465491, 4.07%, 7/1/2020	25,504	25,945
Pool # 465973, 3.59%, 10/1/2020	8,053	8,132
Pool # 465738, 3.92%, 10/1/2020	5,688	5,805
Pool # AM1547, 2.00%, 12/1/2020	13,452	13,398
Pool # FN0022, 3.54%, 12/1/2020	2,436	2,476
Pool # 466854, 3.70%, 12/1/2020	3,031	3,094
Pool # AL4762, 3.56%, 1/1/2021	1,752	1,782
Pool # 466836, 3.87%, 1/1/2021	9,704	9,950
Pool # 466898, 4.05%, 1/1/2021	4,188	4,307
Pool # FN0003, 4.28%, 1/1/2021	3,940	4,065
Pool # 467264, 4.33%, 2/1/2021	4,071	4,211
Pool # 467755, 4.25%, 4/1/2021	8,968	9,227
Pool # 467944, 4.25%, 4/1/2021	6,816	7,072
Pool # 467630, 4.30%, 4/1/2021	2,447	2,539
Pool # 467757, 4.33%, 4/1/2021	5,909	6,075
Pool # 468021, 4.36%, 5/1/2021	12,458	12,967
Pool # 468243, 3.97%, 6/1/2021	5,183	5,365
Pool # 468237, 4.02%, 6/1/2021	6,009	6,231
Pool # 468381, 4.10%, 6/1/2021	5,553	5,761
Pool # 468242, 4.19%, 6/1/2021	4,480	4,657
Pool # AL0569, 4.26%, 6/1/2021	5,290	5,485
Pool # 468066, 4.30%, 6/1/2021	4,557	4,727
Pool # 468102, 4.34%, 6/1/2021	16,142	16,675
Pool # 468614, 3.86%, 7/1/2021	7,787	8,055
Pool # 468667, 3.94%, 7/1/2021	8,968	9,285
Pool # 468651, 3.99%, 7/1/2021	2,005	2,079
Pool # 468564, 4.06%, 7/1/2021	8,292	8,613
Pool # 468159, 4.26%, 7/1/2021	18,773	19,576
Pool # AL0602, 4.31%, 7/1/2021	5,997	6,232
Pool # 468699, 4.05%, 8/1/2021	1,394	1,447
Pool # 468542, 4.50%, 8/1/2021	24,662	25,935
Pool # AM6602, 2.63%, 9/1/2021	8,210	8,274
Pool # 468994, 3.85%, 9/1/2021	7,025	7,288
Pool # 468936, 3.92%, 9/1/2021	5,364	5,562
Pool # AL0905, 3.95%, 9/1/2021	5,518	5,717
Pool # 469254, 3.40%, 10/1/2021	2,833	2,914
Pool # AM7314, 2.63%, 11/1/2021	8,000	8,059
Pool # 469552, 3.43%, 11/1/2021	8,118	8,369
Pool # 469873, 3.03%, 12/1/2021	7,693	7,817
Pool # 469545, 3.31%, 12/1/2021	3,141	3,232
Pool # AM5706, 3.44%, 12/1/2021	3,845	3,949
Pool # 469074, 3.83%, 12/1/2021	13,452	14,029
Pool # AM7739, 2.40%, 1/1/2022	9,152	9,180
Pool # 470269, 2.97%, 1/1/2022	6,173	6,306
Pool # 470324, 3.03%, 1/1/2022	6,885	7,040
Pool # 470280, 3.09%, 1/1/2022	10,803	11,068
Pool # 470181, 3.20%, 1/1/2022	6,901	7,092
Pool # 470359, 3.06%, 2/1/2022	7,497	7,691
Pool # 470202, 3.14%, 2/1/2022	3,878	3,982
Pool # 470622, 2.75%, 3/1/2022	1,414	1,437
Pool # 470826, 2.97%, 3/1/2022	5,381	5,503
Pool # 470555, 3.08%, 3/1/2022	3,392	3,480
Pool # 470539, 3.14%, 3/1/2022	2,415	2,482

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 470779, 3.21%, 3/1/2022	2,690	2,768
Pool # 470474, 2.70%, 4/1/2022	12,765	12,974
Pool # 471033, 3.08%, 4/1/2022	8,296	8,511
Pool # 471274, 2.86%, 5/1/2022	11,725	11,945
Pool # 471177, 2.94%, 5/1/2022	8,587	8,779
Pool # 471151, 3.02%, 5/1/2022	5,451	5,585
Pool # 471599, 2.60%, 6/1/2022	6,869	6,962
Pool # 471747, 2.76%, 6/1/2022	13,945	14,151
Pool # AM0109, 2.61%, 7/1/2022	7,285	7,397
Pool # 471839, 2.67%, 7/1/2022	9,665	9,805
Pool # 471881, 2.67%, 7/1/2022	5,426	5,509
Pool # 471749, 2.69%, 7/1/2022	8,241	8,345
Pool # AM0177, 2.82%, 7/1/2022	8,847	9,014
Pool # 471284, 2.98%, 7/1/2022	19,085	19,570
Pool # 471828, 2.65%, 8/1/2022	8,968	9,104
Pool # AM1025, 2.39%, 10/1/2022	5,291	5,343
Pool # AM0664, 2.64%, 10/1/2022	5,546	5,629
Pool # AM1196, 2.37%, 11/1/2022	3,916	3,952
Pool # AM0585, 2.38%, 11/1/2022	7,118	7,187
Pool # AM1437, 2.41%, 11/1/2022	3,193	3,227
Pool # AM1392, 2.44%, 11/1/2022	6,749	6,827
Pool # AM0806, 2.45%, 11/1/2022	12,174	12,249
Pool # AM1385, 2.55%, 11/1/2022	10,320	10,476
Pool # AM1386, 2.55%, 11/1/2022	3,300	3,349
Pool # AM1779, 2.28%, 12/1/2022	8,454	8,510
Pool # AM1476, 2.32%, 12/1/2022	3,107	3,132
Pool # AM1619, 2.34%, 12/1/2022	19,512	19,642
Pool # AM1505, 2.39%, 12/1/2022	8,699	8,788
Pool # AM0811, 2.42%, 12/1/2022	9,661	9,770
Pool # AM1989, 2.33%, 1/1/2023	14,129	14,251
Pool # AM2111, 2.34%, 1/1/2023	11,272	11,373
Pool # AM2072, 2.37%, 1/1/2023	9,015	9,093
Pool # AM2123, 2.40%, 1/1/2023	12,156	12,287
Pool # AM2252, 2.44%, 1/1/2023	8,140	8,239
Pool # AM2223, 2.45%, 1/1/2023	6,049	6,125
Pool # AM2333, 2.45%, 2/1/2023	11,210	11,363
Pool # AM2695, 2.49%, 3/1/2023	6,624	6,720
Pool # AM2747, 2.50%, 4/1/2023	12,555	12,757
Pool # AM3069, 2.64%, 4/1/2023	2,938	2,984
Pool # AL3594, 2.71%, 4/1/2023	5,000	5,089
Pool # AM3244, 2.52%, 5/1/2023	28,698	29,081
Pool # AM3439, 2.54%, 5/1/2023	2,644	2,690
Pool # AM3577, 2.42%, 6/1/2023	7,400	7,487
Pool # AL3876, 2.77%, 6/1/2023	14,740	15,039
Pool # AM3589, 2.77%, 6/1/2023	7,951	8,122
Pool # AM3646, 2.64%, 7/1/2023	3,587	3,649
Pool # AM4011, 3.67%, 7/1/2023	42,150	44,584
Pool # AM3990, 3.74%, 7/1/2023	4,741	5,040
Pool # AM4170, 3.51%, 8/1/2023	9,000	9,543
Pool # AM4066, 3.59%, 8/1/2023	9,865	10,471
Pool # AM4716, 3.38%, 12/1/2023	2,981	3,141
Pool # AM4720, 3.45%, 1/1/2024	24,105	25,487
Pool # AM7024, 2.90%, 12/1/2024	8,200	8,475
Pool # AM7231, 2.92%, 12/1/2024	4,000	4,136
Pool # AM7290, 2.97%, 12/1/2024	24,220	25,106
Pool # AM7124, 3.11%, 12/1/2024	25,303	26,411
Pool # AM7682, 2.84%, 1/1/2025	34,780	35,850
Pool # AM7654, 2.86%, 1/1/2025	6,638	6,842

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM7795, 2.92%, 1/1/2025	33,000	34,135
Pool # AM7698, 2.96%, 1/1/2025	9,350	9,697
Pool # AM7664, 2.99%, 1/1/2025	10,574	10,965
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,813
Pool # 470300, 3.64%, 1/1/2025	4,730	5,036
Pool # AM8251, 2.70%, 4/1/2025	9,800	10,031
Pool # AM8846, 2.68%, 5/1/2025	6,232	6,371
Pool # AM9149, 2.63%, 6/1/2025	6,200	6,307
Pool # AM9548, 3.17%, 8/1/2025	6,800	7,133
Pool # AN0029, 3.10%, 9/1/2025	9,902	10,345
Pool # AM4660, 3.77%, 12/1/2025	27,222	29,238
Pool # AN0767, 3.18%, 1/1/2026	8,542	8,960
Pool # AN1292, 2.84%, 4/1/2026	9,203	9,446
Pool # AN1590, 2.40%, 5/1/2026	9,600	9,621
Pool # AN1413, 2.49%, 5/1/2026	21,968	22,129
Pool # AN1497, 2.61%, 6/1/2026	11,034	11,198
Pool # AN1243, 2.64%, 6/1/2026	7,998	8,117
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,994
Pool # 468645, 4.54%, 7/1/2026	2,283	2,527
Pool # AN2367, 2.46%, 8/1/2026	6,418	6,457
Pool # AM6381, 3.29%, 8/1/2026	33,000	34,885
Pool # AM6392, 3.29%, 8/1/2026	11,500	12,150
Pool # 468574, 4.55%, 8/1/2026	7,942	8,773
Pool # 468573, 4.76%, 8/1/2026	8,685	9,768
Pool # 468927, 4.77%, 8/1/2026	5,528	6,218
Pool # AM6448, 3.25%, 9/1/2026	9,887	10,419
Pool # AN3076, 2.46%, 10/1/2026	25,000	25,036
Pool # AM7062, 3.44%, 10/1/2026	8,339	8,863
Pool # AM7117, 3.14%, 12/1/2026	19,956	20,882
Pool # AM7262, 3.19%, 12/1/2026	16,882	17,745
Pool # AM7011, 3.22%, 12/1/2026	2,883	3,033
Pool # AM7485, 3.24%, 12/1/2026	20,000	21,100
Pool # AM7390, 3.26%, 12/1/2026	7,675	8,096
Pool # AM7265, 3.30%, 12/1/2026	5,390	5,702
Pool # FN0029, 4.66%, 12/1/2026	9,447	10,408
Pool # AM8008, 2.94%, 2/1/2027	12,441	12,866
Pool # AM7515, 3.34%, 2/1/2027	16,000	16,883
Pool # AM8280, 2.91%, 3/1/2027	5,983	6,173
Pool # AM8529, 3.03%, 4/1/2027	16,000	16,592
Pool # AM8432, 2.79%, 5/1/2027	8,000	8,162
Pool # AM8745, 2.81%, 5/1/2027	9,823	10,068
Pool # AM8596, 2.83%, 5/1/2027	10,575	10,820
Pool # AM8597, 2.83%, 5/1/2027	10,725	10,973
Pool # AM8598, 2.83%, 5/1/2027	11,437	11,702
Pool # AM8784, 2.89%, 5/1/2027	8,221	8,470
Pool # AM8558, 2.68%, 6/1/2027	8,013	8,141
Pool # AM8803, 2.78%, 6/1/2027	4,137	4,232
Pool # AM8765, 2.83%, 6/1/2027	7,237	7,389
Pool # AM9087, 3.00%, 6/1/2027	16,500	17,049
Pool # AM9170, 3.00%, 6/1/2027	4,666	4,841
Pool # AM9345, 3.25%, 7/1/2027	7,783	8,242
Pool # AN6532, 2.92%, 9/1/2027	4,991	5,130
Pool # AM9723, 3.33%, 9/1/2027	9,745	10,312
Pool # AN7048, 2.90%, 10/1/2027	6,775	6,964
Pool # AM1469, 2.96%, 11/1/2027	3,952	4,064
Pool # AN7669, 2.83%, 12/1/2027	20,254	20,604
Pool # AN8114, 3.00%, 1/1/2028	8,124	8,394
Pool # AN8048, 3.08%, 1/1/2028	40,000	41,449

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN7943, 3.10%, 1/1/2028	15,000	15,565
Pool # AN1600, 2.59%, 6/1/2028	7,617	7,611
Pool # AN9686, 3.52%, 6/1/2028	40,550	43,191
Pool # AN9486, 3.57%, 6/1/2028	26,476	28,307
Pool # AN2005, 2.73%, 7/1/2028	10,000	10,067
Pool # 387859, 3.53%, 8/1/2028	21,722	23,147
Pool # 387866, 3.53%, 8/1/2028	15,068	16,051
Pool # 387806, 3.55%, 8/1/2028	15,289	16,323
Pool # 387840, 3.65%, 8/1/2028	5,769	6,177
Pool # 387761, 3.78%, 8/1/2028	23,100	24,939
Pool # 109782, 3.55%, 9/1/2028	42,800	45,675
Pool # BL0919, 3.82%, 9/1/2028	19,727	21,353
Pool # BL0112, 3.66%, 10/1/2028	26,432	28,299
Pool # BL1040, 3.81%, 12/1/2028	42,090	45,713
Pool # BL0907, 3.88%, 12/1/2028	11,997	13,098
Pool # BL1435, 3.53%, 1/1/2029	23,495	25,070
Pool # AN4744, 3.30%, 3/1/2029	8,000	8,423
Pool # AN6106, 3.10%, 7/1/2029	5,700	5,910
Pool # AN6173, 3.12%, 7/1/2029	3,651	3,793
Pool # AN6846, 2.93%, 10/1/2029	13,300	13,597
Pool # AM7018, 3.63%, 10/1/2029	2,799	3,033
Pool # AM8123, 2.92%, 2/1/2030	8,179	8,330
Pool # AM7785, 3.17%, 2/1/2030	6,265	6,513
Pool # AM7516, 3.55%, 2/1/2030	13,000	13,802
Pool # AM8692, 3.03%, 4/1/2030	25,000	25,523
Pool # AM8544, 3.08%, 4/1/2030	15,567	16,062
Pool # AM8408, 3.13%, 4/1/2030	38,000	39,386
Pool # AM8321, 3.22%, 4/1/2030	10,562	11,100
Pool # AM8889, 2.92%, 5/1/2030	11,320	11,384
Pool # AM8151, 2.94%, 5/1/2030	12,000	12,152
Pool # AM8802, 3.10%, 5/1/2030	5,135	5,307
Pool # AM8807, 3.10%, 5/1/2030	15,337	15,851
Pool # AN9154, 3.64%, 5/1/2030	4,274	4,583
Pool # AM8666, 2.96%, 6/1/2030	9,573	9,853
Pool # AM9020, 2.97%, 6/1/2030	7,994	8,220
Pool # AM9012, 3.13%, 6/1/2030	9,234	9,470
Pool # AM9154, 3.18%, 6/1/2030	9,324	9,698
Pool # AM9296, 3.15%, 7/1/2030	9,075	9,417
Pool # AM9320, 3.30%, 7/1/2030	10,054	10,523
Pool # AN9594, 3.68%, 7/1/2030	25,000	26,932
Pool # AN9876, 3.80%, 7/1/2030	18,562	20,245
Pool # AN9988, 3.85%, 7/1/2030	9,643	10,545
Pool # AN9938, 3.70%, 8/1/2030	8,233	8,883
Pool # 387883, 3.78%, 8/1/2030	35,146	38,213
Pool # AM9219, 3.35%, 9/1/2030	11,249	11,866
Pool # AM9676, 3.37%, 9/1/2030	7,541	7,969
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,592
Pool # BL0853, 3.97%, 1/1/2031	16,700	18,483
Pool # AN1035, 3.21%, 3/1/2031	13,866	14,387
Pool # AH9683, 5.00%, 4/1/2031	1,044	1,107
Pool # AN1829, 2.90%, 6/1/2031	7,791	7,962
Pool # AN1372, 2.67%, 7/1/2031	15,975	15,756
Pool # AN1364, 2.81%, 8/1/2031	4,689	4,724
Pool # AN2625, 2.50%, 10/1/2031	10,000	9,691
Pool # AN5065, 3.34%, 4/1/2032	26,680	27,879
Pool # AN6155, 3.06%, 8/1/2032	15,000	15,230
Pool # AQ7084, 3.50%, 12/1/2032	2,961	3,044
Pool # 650236, 5.00%, 12/1/2032	5	6

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AR7484, 3.50%, 2/1/2033	5,050		5,191
Pool # AT7117, 3.50%, 6/1/2033	2,007		2,063
Pool # AN9695, 3.67%, 7/1/2033	32,550		35,751
Pool # AN9950, 3.89%, 7/1/2033	9,845		10,809
Pool # 810997, 5.50%, 10/1/2034	275		289
Pool # AM7111, 3.57%, 11/1/2034	17,889		18,941
Pool # AM7122, 3.61%, 11/1/2034	8,782		9,450
Pool # AM8474, 3.45%, 4/1/2035	4,959		5,290
Pool # AM8475, 3.45%, 4/1/2035	2,011		2,146
Pool # AM9188, 3.12%, 6/1/2035	23,000		23,455
Pool # AM9532, 3.63%, 10/1/2035	3,718		3,998
Pool # AN0375, 3.76%, 12/1/2035	3,710		4,022
Pool # 256051, 5.50%, 12/1/2035	218		233
Pool # 256128, 6.00%, 2/1/2036	43		47
Pool # 880219, 7.00%, 2/1/2036	413		480
Pool # 868763, 6.50%, 4/1/2036	9		9
Pool # 907742, 7.00%, 12/1/2036	67		73
Pool # 920934, 6.50%, 1/1/2037	853		976
Pool # 888408, 6.00%, 3/1/2037	723		798
Pool # 888373, 7.00%, 3/1/2037	63		68
Pool # 888412, 7.00%, 4/1/2037	84		93
Pool # 918264, 6.50%, 5/1/2037	71		72
Pool # 995783, 8.00%, 11/1/2037	83		87
Pool # 257209, 5.50%, 5/1/2038	180		192
Pool # MA0127, 5.50%, 6/1/2039	161		169
Pool # AL2606, 4.00%, 3/1/2042	1,429		1,469
Pool # AO7225, 4.00%, 7/1/2042	4,196		4,380
Pool # AO9352, 4.00%, 7/1/2042	4,130		4,310
Pool # AO9353, 4.00%, 7/1/2042	3,538		3,693
Pool # MA1125, 4.00%, 7/1/2042	4,907		5,122
Pool # MA1178, 4.00%, 9/1/2042	24,699		25,786
Pool # MA1213, 3.50%, 10/1/2042	9,818		10,106
Pool # MA1251, 3.50%, 11/1/2042	25,872		26,630
Pool # MA1253, 4.00%, 11/1/2042	19,873		20,746
Pool # AR1397, 3.00%, 1/1/2043	13,811		13,974
Pool # MA1328, 3.50%, 1/1/2043	3,295		3,391
Pool # AQ9999, 3.00%, 2/1/2043	7,647		7,737
Pool # MA1373, 3.50%, 3/1/2043	5,126		5,277
Pool # MA1404, 3.50%, 4/1/2043	15,649		16,107
Pool # AB9096, 4.00%, 4/1/2043	2,672		2,790
Pool # AB9196, 3.50%, 5/1/2043	6,530		6,719
Pool # AT4051, 3.50%, 5/1/2043	1,675		1,724
Pool # MA1437, 3.50%, 5/1/2043	18,288		18,824
Pool # AT5914, 3.50%, 6/1/2043	9,470		9,747
Pool # MA1463, 3.50%, 6/1/2043	21,296		21,920
Pool # AB9704, 4.00%, 6/1/2043	5,208		5,435
Pool # MA1711, 4.50%, 12/1/2043	24,414		25,737
Pool # AL6167, 3.50%, 1/1/2044	11,620		11,961
Pool # MA1759, 4.00%, 1/1/2044	8,635		9,014
Pool # MA1760, 4.50%, 1/1/2044	8,075		8,513
Pool # AV9286, 4.00%, 2/1/2044	4,791		4,976
Pool # MA1800, 4.00%, 2/1/2044	4,220		4,382
Pool # MA1828, 4.50%, 3/1/2044	19,231		20,275
Pool # MA2429, 4.00%, 10/1/2045	5,075		5,271
Pool # MA2565, 4.00%, 3/1/2046	7,043		7,314
Pool # AD0523, 6.00%, 11/1/2048	328		345
GNMA I, 30 Year
Pool # 313110, 7.50%, 11/15/2022	—	(j)	—	(j)
Pool # 345288, 7.50%, 3/15/2023	2		2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 352108, 7.00%, 8/15/2023	2	2
Pool # 363030, 7.00%, 9/15/2023	74	77
Pool # 352022, 7.00%, 11/15/2023	4	4
Pool # 366706, 6.50%, 1/15/2024	24	27
Pool # 371281, 7.00%, 2/15/2024	29	30
Pool # 782507, 9.50%, 10/15/2024	59	61
Pool # 780029, 9.00%, 11/15/2024	2	2
Pool # 780965, 9.50%, 12/15/2025	7	7
Pool # 442119, 7.50%, 11/15/2026	8	8
Pool # 411829, 7.50%, 7/15/2027	8	8
Pool # 554108, 6.50%, 3/15/2028	62	68
Pool # 481872, 7.50%, 7/15/2028	6	6
Pool # 468149, 8.00%, 8/15/2028	11	10
Pool # 468236, 6.50%, 9/15/2028	132	144
Pool # 486537, 7.50%, 9/15/2028	32	35
Pool # 486631, 6.50%, 10/15/2028	8	9
Pool # 466406, 6.00%, 11/15/2028	82	89
Pool # 781328, 7.00%, 9/15/2031	699	817
Pool # 569568, 6.50%, 1/15/2032	539	623
Pool # 591882, 6.50%, 7/15/2032	21	22
Pool # 607645, 6.50%, 2/15/2033	89	97
Pool # 607724, 7.00%, 2/15/2033	50	55
Pool # 783123, 5.50%, 4/15/2033	2,433	2,690
Pool # 604209, 6.50%, 4/15/2033	53	58
Pool # 614546, 5.50%, 6/15/2033	27	30
Pool # 781614, 7.00%, 6/15/2033	159	189
Pool # 781689, 5.50%, 12/15/2033	94	104
Pool # 632415, 5.50%, 7/15/2034	60	66
Pool # 574710, 5.50%, 9/15/2034	134	145
Pool # 782615, 7.00%, 6/15/2035	1,818	2,098
Pool # 782025, 6.50%, 12/15/2035	612	700
Pool # 617486, 7.00%, 4/15/2037	292	334
Pool # 782212, 7.50%, 10/15/2037	322	396
Pool # BI6868, 5.00%, 3/15/2049	7,428	8,041
Pool # BM1726, 5.00%, 3/15/2049	10,607	11,496
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2	2
Pool # 1989, 8.50%, 4/20/2025	12	13
Pool # 2006, 8.50%, 5/20/2025	27	29
Pool # 2141, 8.00%, 12/20/2025	5	5
Pool # 2234, 8.00%, 6/20/2026	11	12
Pool # 2270, 8.00%, 8/20/2026	8	9
Pool # 2285, 8.00%, 9/20/2026	10	12
Pool # 2324, 8.00%, 11/20/2026	8	10
Pool # 2499, 8.00%, 10/20/2027	20	23
Pool # 2512, 8.00%, 11/20/2027	18	20
Pool # 2525, 8.00%, 12/20/2027	8	9
Pool # 2549, 7.50%, 2/20/2028	11	13
Pool # 2562, 6.00%, 3/20/2028	55	61
Pool # 2606, 8.00%, 6/20/2028	5	5
Pool # 2633, 8.00%, 8/20/2028	1	1
Pool # 2646, 7.50%, 9/20/2028	40	44
Pool # 2647, 8.00%, 9/20/2028	3	3
Pool # 2781, 6.50%, 7/20/2029	606	687
Pool # 4224, 7.00%, 8/20/2038	237	273
Pool # 4245, 6.00%, 9/20/2038	4,183	4,710
Pool # 783389, 6.00%, 8/20/2039	2,255	2,508
Pool # 783444, 5.50%, 9/20/2039	1,275	1,359
Pool # 783967, 4.25%, 12/20/2044	6,775	7,161

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AK8791, 3.75%, 7/20/2045	2,820		2,907
Pool # BD0481, 4.00%, 12/20/2047	4,016		4,167
Pool # BD0484, 4.50%, 12/20/2047	26,077		27,463
Pool # BE0207, 4.50%, 2/20/2048	6,624		7,039
Pool # BE0208, 4.50%, 2/20/2048	10,186		10,795
Pool # BE5169, 4.50%, 2/20/2048	22,736		24,073
Pool # BF2333, 5.50%, 3/20/2048	1,801		1,967
Pool # BA7567, 4.50%, 5/20/2048	9,614		10,180
Pool # BG6360, 5.00%, 5/20/2048	14,290		15,280
Pool # BF2574, 5.50%, 5/20/2048	1,222		1,312
Pool # BH2971, 5.00%, 6/20/2048	6,169		6,555
Pool # BI0728, 5.00%, 7/20/2048	12,355		13,201
Pool # BD0551, 4.50%, 8/20/2048	11,844		12,474
Pool # BI5288, 5.00%, 8/20/2048	15,494		16,590
Pool # BI5289, 5.00%, 8/20/2048	25,064		26,661
Pool # BI5290, 5.00%, 8/20/2048	7,490		7,970
Pool # AY2411, 4.25%, 9/20/2048	4,757		4,971
Pool # 784598, 5.00%, 9/20/2048	30,503		32,574
Pool # 784626, 4.50%, 10/20/2048	12,723		13,335
Pool # BK2586, 5.00%, 11/20/2048	15,355		16,347
Pool # BJ7082, 5.00%, 12/20/2048	1,165		1,252
Pool # BJ7085, 5.00%, 12/20/2048	9,942		10,683
Pool # BK7169, 5.00%, 12/20/2048	32,192		34,523
Pool # BK8878, 4.50%, 2/20/2049	10,289		10,809
Pool # BK7189, 5.00%, 2/20/2049	29,892		32,064
Pool # BJ9972, 5.50%, 2/20/2049	3,945		4,183
Pool # BK7198, 4.50%, 3/20/2049	15,114		15,925
Pool # BK7199, 5.00%, 3/20/2049	14,964		16,019
Pool # BL8042, 5.00%, 3/20/2049	12,763		13,758
Pool # BL9333, 5.00%, 3/20/2049	6,450		6,953
Pool # BG0079, 5.50%, 3/20/2049	5,622		5,961
Pool # BI6888, 5.50%, 3/20/2049	3,031		3,276
Pool # BL6756, 5.50%, 3/20/2049	1,476		1,581
Pool # BJ1322, 5.00%, 4/20/2049	8,803		9,473
Pool # BJ9622, 5.00%, 4/20/2049	6,999		7,559
Pool # BK7209, 5.00%, 4/20/2049	34,814		37,333
Pool # BL6758, 5.50%, 4/20/2049	5,994		6,361
Pool # BM9664, 4.50%, 5/20/2049	35,000		36,879
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	776		805
Pool # 4285, 6.00%, 11/20/2038	45		49
Pool # AD0862, 3.75%, 1/20/2039	1,726		1,792
Pool # AC0973, 4.45%, 5/20/2063 (i)	2,820		2,861
UMBS, 15 Year
Pool # 784021, 4.50%, 6/1/2019	1		1
Pool # 779735, 5.50%, 7/1/2019	2		2
Pool # 786699, 5.50%, 8/1/2019	7		7
Pool # 255358, 5.00%, 9/1/2019	—	(j)	—	(j)
Pool # 796668, 5.50%, 9/1/2019	19		19
Pool # 745048, 5.00%, 10/1/2019	1		1
Pool # 735208, 6.00%, 10/1/2019	1		—	(j)
Pool # 735841, 4.50%, 11/1/2019	—	(j)	—	(j)
Pool # 789659, 4.50%, 11/1/2019	10		10
Pool # 801026, 4.50%, 11/1/2019	6		6
Pool # 735290, 4.50%, 12/1/2019	4		4
Pool # 735386, 5.50%, 1/1/2020	15		15
Pool # 888557, 5.50%, 3/1/2020	1		1
Pool # 811739, 6.00%, 3/1/2020	6		6
Pool # 889265, 5.50%, 6/1/2020	—	(j)	—	(j)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 889687, 5.50%, 6/1/2020	10		10
Pool # 889805, 5.50%, 7/1/2020	1		1
Pool # 735911, 6.50%, 8/1/2020	3		3
Pool # 745406, 6.00%, 3/1/2021	60		61
Pool # 745502, 6.00%, 4/1/2021	20		20
Pool # 995886, 6.00%, 4/1/2021	26		26
Pool # 938569, 6.00%, 7/1/2021	4		4
Pool # AD0142, 6.00%, 8/1/2021	116		118
Pool # 890129, 6.00%, 12/1/2021	55		56
Pool # 888834, 6.50%, 4/1/2022	80		82
Pool # 889634, 6.00%, 2/1/2023	919		948
Pool # AD0364, 5.00%, 5/1/2023	73		75
Pool # 995381, 6.00%, 1/1/2024	798		831
Pool # 995425, 6.00%, 1/1/2024	280		292
Pool # 995456, 6.50%, 2/1/2024	385		404
Pool # AE0081, 6.00%, 7/1/2024	198		207
Pool # AD0133, 5.00%, 8/1/2024	290		299
UMBS, 20 Year
Pool # 254305, 6.50%, 5/1/2022	20		22
Pool # 555791, 6.50%, 12/1/2022	71		78
Pool # 889889, 6.50%, 7/1/2024	165		182
Pool # 888656, 6.50%, 4/1/2025	21		23
Pool # AE0096, 5.50%, 7/1/2025	411		439
Pool # 256311, 6.00%, 7/1/2026	258		280
Pool # 256352, 6.50%, 8/1/2026	450		498
Pool # 256803, 6.00%, 7/1/2027	343		372
Pool # 256962, 6.00%, 11/1/2027	161		175
Pool # 257007, 6.00%, 12/1/2027	482		523
Pool # 257048, 6.00%, 1/1/2028	831		902
Pool # 890222, 6.00%, 10/1/2028	623		676
Pool # AE0049, 6.00%, 9/1/2029	425		461
Pool # AO7761, 3.50%, 7/1/2032	1,212		1,254
Pool # MA1138, 3.50%, 8/1/2032	7,602		7,867
Pool # AL6238, 4.00%, 1/1/2035	17,935		18,861
UMBS, 30 Year
Pool # 70825, 8.00%, 3/1/2021	—	(j)	—	(j)
Pool # 189190, 7.50%, 11/1/2022	5		5
Pool # 50966, 7.00%, 1/1/2024	2		3
Pool # 479469, 10.00%, 2/1/2024	1		1
Pool # 250066, 8.00%, 5/1/2024	2		2
Pool # 250103, 8.50%, 7/1/2024	8		9
Pool # 303031, 7.50%, 10/1/2024	3		3
Pool # 308499, 8.50%, 5/1/2025	1		1
Pool # 399269, 7.00%, 4/1/2026	41		42
Pool # 689977, 8.00%, 3/1/2027	53		58
Pool # 695533, 8.00%, 6/1/2027	44		48
Pool # 313687, 7.00%, 9/1/2027	6		7
Pool # 457268, 9.50%, 7/1/2028	2		2
Pool # 756024, 8.00%, 9/1/2028	86		97
Pool # 755973, 8.00%, 11/1/2028	208		238
Pool # 455759, 6.00%, 12/1/2028	22		24
Pool # 252211, 6.00%, 1/1/2029	31		35
Pool # 459097, 7.00%, 1/1/2029	50		54
Pool # 889020, 6.50%, 11/1/2029	4,236		4,762
Pool # 598559, 6.50%, 8/1/2031	94		109
Pool # 679886, 6.50%, 2/1/2032	500		561
Pool # 649734, 7.00%, 6/1/2032	44		46
Pool # 649624, 7.00%, 8/1/2032	10		10
Pool # 682078, 5.50%, 11/1/2032	472		519
Pool # 675555, 6.00%, 12/1/2032	209		231

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AL0045, 6.00%, 12/1/2032	1,306	1,465
Pool # 683351, 5.50%, 2/1/2033	17	18
Pool # 357363, 5.50%, 3/1/2033	683	758
Pool # 674349, 6.00%, 3/1/2033	64	70
Pool # 688625, 6.00%, 3/1/2033	37	40
Pool # 688655, 6.00%, 3/1/2033	34	38
Pool # 695584, 6.00%, 3/1/2033	10	11
Pool # 254693, 5.50%, 4/1/2033	465	508
Pool # 702901, 6.00%, 5/1/2033	178	200
Pool # 720576, 5.00%, 6/1/2033	137	148
Pool # 995656, 7.00%, 6/1/2033	786	920
Pool # 723852, 5.00%, 7/1/2033	158	171
Pool # 729296, 5.00%, 7/1/2033	135	145
Pool # 720155, 5.50%, 7/1/2033	120	132
Pool # 729379, 6.00%, 8/1/2033	52	57
Pool # AA0917, 5.50%, 9/1/2033	1,783	1,936
Pool # 737825, 6.00%, 9/1/2033	90	100
Pool # 750977, 4.50%, 11/1/2033	146	156
Pool # 725027, 5.00%, 11/1/2033	384	413
Pool # 755109, 5.50%, 11/1/2033	31	34
Pool # 753174, 4.00%, 12/1/2033	449	465
Pool # 725017, 5.50%, 12/1/2033	713	796
Pool # 759424, 5.50%, 1/1/2034	68	76
Pool # 751341, 5.50%, 3/1/2034	69	75
Pool # 770405, 5.00%, 4/1/2034	893	972
Pool # 776708, 5.00%, 5/1/2034	304	330
Pool # AC1317, 4.50%, 9/1/2034	261	277
Pool # 888568, 5.00%, 12/1/2034	244	262
Pool # 810663, 5.00%, 1/1/2035	181	193
Pool # 995003, 7.50%, 1/1/2035	348	411
Pool # 995156, 7.50%, 3/1/2035	398	470
Pool # 735503, 6.00%, 4/1/2035	814	913
Pool # 827776, 5.00%, 7/1/2035	142	153
Pool # 820347, 5.00%, 9/1/2035	503	547
Pool # 745148, 5.00%, 1/1/2036	433	465
Pool # 888417, 6.50%, 1/1/2036	2,499	2,848
Pool # 745275, 5.00%, 2/1/2036	346	373
Pool # 833629, 7.00%, 3/1/2036	18	21
Pool # 745418, 5.50%, 4/1/2036	616	675
Pool # 888016, 5.50%, 5/1/2036	829	908
Pool # 888209, 5.50%, 5/1/2036	519	569
Pool # 870770, 6.50%, 7/1/2036	43	49
Pool # 976871, 6.50%, 8/1/2036	1,570	1,788
Pool # AA0922, 6.00%, 9/1/2036	3,065	3,436
Pool # 745948, 6.50%, 10/1/2036	345	398
Pool # AA1019, 6.00%, 11/1/2036	504	564
Pool # 888476, 7.50%, 5/1/2037	278	337
Pool # 928584, 6.50%, 8/1/2037	259	301
Pool # 945870, 6.50%, 8/1/2037	284	317
Pool # 986648, 6.00%, 9/1/2037	703	788
Pool # 928670, 7.00%, 9/1/2037	392	450
Pool # 888890, 6.50%, 10/1/2037	607	697
Pool # 888707, 7.50%, 10/1/2037	1,418	1,729
Pool # 888892, 7.50%, 11/1/2037	458	551
Pool # AL0662, 5.50%, 1/1/2038	1,200	1,317
Pool # 995505, 8.00%, 1/1/2038	37	41
Pool # 929331, 6.00%, 4/1/2038	227	247
Pool # 909236, 7.00%, 9/1/2038	467	572

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 890268, 6.50%, 10/1/2038	740	862
Pool # 995149, 6.50%, 10/1/2038	2,888	3,363
Pool # 934591, 7.00%, 10/1/2038	833	1,022
Pool # AB2869, 6.00%, 11/1/2038	554	626
Pool # 991908, 7.00%, 11/1/2038	581	697
Pool # 995504, 7.50%, 11/1/2038	368	447
Pool # 257510, 7.00%, 12/1/2038	1,438	1,773
Pool # AD0753, 7.00%, 1/1/2039	2,463	2,942
Pool # AD0780, 7.50%, 4/1/2039	1,393	1,732
Pool # AC2948, 5.00%, 9/1/2039	1,033	1,112
Pool # AC3740, 5.50%, 9/1/2039	830	892
Pool # AC7296, 5.50%, 12/1/2039	720	773
Pool # AD7790, 5.00%, 8/1/2040	5,896	6,349
Pool # AD9151, 5.00%, 8/1/2040	2,908	3,131
Pool # AL2059, 4.00%, 6/1/2042	13,342	14,110
Pool # AB9017, 3.00%, 4/1/2043	19,182	19,362
Pool # AT5891, 3.00%, 6/1/2043	21,850	22,095
Pool # AB9860, 3.00%, 7/1/2043	17,658	17,823
Pool # AL7527, 4.50%, 9/1/2043	11,246	12,020
Pool # AL7496, 3.50%, 5/1/2044	31,956	33,224
Pool # AX9319, 3.50%, 12/1/2044	20,611	21,113
Pool # AL7380, 3.50%, 2/1/2045	19,002	19,757
Pool # AS6479, 3.50%, 1/1/2046	47,204	49,081
Pool # BM3500, 4.00%, 9/1/2047	78,320	81,657
Pool # BE8344, 4.00%, 11/1/2047	10,443	10,840
Pool # BJ7248, 4.00%, 12/1/2047	8,332	8,768
Pool # BE8349, 4.00%, 1/1/2048	9,471	9,829
Pool # BJ5756, 4.00%, 1/1/2048	15,277	15,961
Pool # BJ7310, 4.00%, 1/1/2048	14,633	15,363
Pool # BJ8237, 4.00%, 1/1/2048	9,986	10,472
Pool # BJ8264, 4.00%, 1/1/2048	6,440	6,752
Pool # BK1007, 4.00%, 2/1/2048	3,272	3,430
Pool # BK1134, 4.00%, 2/1/2048	18,101	18,762
Pool # BM3665, 4.00%, 3/1/2048	65,211	68,610
Pool # BE8366, 4.50%, 7/1/2048	17,998	19,099
Pool # BK7982, 5.00%, 7/1/2048	28,791	30,942
Pool # BN4733, 5.50%, 3/1/2049	2,016	2,202

TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,622,025)		4,709,272

ASSET-BACKED SECURITIES — 12.1%
ABFC Trust Series 2005-AQ1, Class A4, 4.74%, 1/25/2034 ‡ (f)	2,356	2,403
Academic Loan Funding Trust Series 2013-1A, Class A, 3.23%, 12/26/2044 (b) (i)	2,675	2,670
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	14,691	15,061
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	10,527	10,907
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	4,618	4,664
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	8,383	8,391
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	8,079	8,035
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	598	614
Series 2013-2, Class A, 4.95%, 1/15/2023	1,969	2,044
Series 2014-1, Class A, 3.70%, 10/1/2026	316	323
Series 2016-2, Class A, 3.65%, 6/15/2028	1,697	1,687
Series 2016-3, Class AA, 3.00%, 10/15/2028	19,465	19,246
Series 2017-1, Class AA, 3.65%, 2/15/2029	4,725	4,852

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Credit Acceptance Receivables Trust
Series 2016-2, Class C, 6.09%, 5/12/2022 (b)	3,967	4,008
Series 2016-4, Class C, 2.91%, 2/13/2023 (b)	3,111	3,112
Series 2017-1, Class C, 2.88%, 3/13/2023 (b)	5,599	5,600
Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	9,054	9,111
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 ‡ (b)	16,892	17,389
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	8,056
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 ‡ (b)	11,530	12,035
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,517
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	8,700
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	8,133
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	9,213	9,568
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,960
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (b)	16,970	19,008
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (b)	1,415	1,578
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class A3, 1.46%, 5/10/2021	674	674
Series 2017-2, Class D, 3.42%, 4/18/2023	13,550	13,759
Series 2017-4, Class C, 2.60%, 9/18/2023	18,856	18,921
Anchor Assets IX LLC Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (b)	32,770	32,770
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	16,915	16,991
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021 (b)	1,371	1,369
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (b)	1,673	1,665
Series 2015-2, Class A, 3.34%, 11/15/2048 (b)	9,605	9,612
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	33,741	33,738
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	8,742	8,994
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	13,958	14,218
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (b)	26,220	26,637
Series 2018-2, Class A, 4.45%, 6/15/2033 (b)	38,929	39,781
Series 2018-2, Class B, 5.44%, 6/15/2033 (b)	8,885	9,087
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (b)	1,173	1,171
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	5,757	5,751
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	40,271	40,183
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	43,452	43,452
Capital Auto Receivables Asset Trust Series 2018-1, Class A3, 2.79%, 1/20/2022 (b)	35,295	35,370
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 (b)	4,570	4,565
Series 2017-1A, Class A, 2.92%, 9/15/2022 (b)	5,315	5,310
Series 2018-1A, Class C, 5.21%, 9/15/2023 (b)	14,000	14,274
Chase Funding Trust
Series 2003-4, Class 1A5, 5.19%, 5/25/2033 ‡ (f)	1,207	1,236
Series 2003-6, Class 1A5, 5.03%, 11/25/2034 ‡ (f)	1,690	1,771
Series 2003-6, Class 1A7, 5.03%, 11/25/2034 (f)	2,880	2,998
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023 (b)	5,086	5,078
Series 2019-1A, Class C, 3.82%, 8/15/2024 (b)	3,000	3,054
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,274
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (b) (f)	89	89
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 3.19%, 12/25/2033 (i)	83	83
CLUB Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024 (b)	2,765	2,756
Series 2018-NP1, Class B, 3.67%, 5/15/2024 ‡ (b)	2,040	2,040
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048 (b)	5,280	5,248

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A, 3.39%, 7/15/2025 (b)	15,051	15,101
Continental Airlines Pass-Through Trust
Series 1999-2, Class A-1, 7.26%, 3/15/2020	24	24
Series 2007-1, Class A, 5.98%, 4/19/2022	2,600	2,738
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.85%, 6/25/2040 ‡ (b) (i)	7,606	691
CPS Auto Receivables Trust
Series 2014-B, Class C, 3.23%, 5/15/2020 (b)	589	589
Series 2014-C, Class C, 3.77%, 8/17/2020 (b)	1,502	1,504
Series 2014-D, Class C, 4.35%, 11/16/2020 (b)	2,195	2,204
Series 2015-A, Class C, 4.00%, 2/16/2021 (b)	2,435	2,445
Series 2015-B, Class C, 4.20%, 5/17/2021 (b)	16,500	16,618
Series 2015-C, Class D, 4.63%, 8/16/2021 (b)	5,849	5,914
Series 2018-A, Class B, 2.77%, 4/18/2022 (b)	5,675	5,674
Series 2016-C, Class C, 3.27%, 6/15/2022 (b)	6,431	6,438
Series 2018-B, Class B, 3.23%, 7/15/2022 (b)	11,435	11,489
Series 2017-D, Class C, 3.01%, 10/17/2022 (b)	7,027	7,040
Series 2018-A, Class C, 3.05%, 12/15/2023 (b)	2,094	2,100
CPS Auto Trust
Series 2017-A, Class C, 3.31%, 12/15/2022 (b)	5,383	5,404
Series 2017-A, Class D, 4.61%, 12/15/2022 (b)	3,060	3,123
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025 (b)	9,066	9,057
Series 2017-1A, Class B, 3.04%, 12/15/2025 (b)	5,989	5,995
Series 2017-1A, Class C, 3.48%, 2/17/2026 (b)	5,018	5,028
Series 2017-2A, Class C, 3.35%, 6/15/2026 (b)	5,343	5,371
Series 2018-1A, Class A, 3.01%, 2/16/2027 (b)	18,590	18,674
Series 2018-3A, Class B, 3.89%, 10/15/2027 (b)	18,903	19,388
Currency Capital Funding Trust Series 2018-1A, Class A, 6.74%, 3/17/2026 ‡ (b) (i)	56,488	56,347
CVS Pass-Through Trust 5.93%, 1/10/2034 (b)	5,161	5,804
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class MF1, 5.13%, 1/25/2034 ‡ (i)	174	177
Series 2004-1, Class M1, 3.18%, 3/25/2034 ‡ (i)	288	289
Series 2004-1, Class M2, 3.25%, 3/25/2034 ‡ (i)	65	65
Series 2004-1, Class 3A, 2.99%, 4/25/2034 ‡ (i)	10	10
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.33%, 10/25/2034 (i)	119	119
Dell Equipment Finance Trust Series 2017-2, Class B, 2.47%, 10/24/2022 (b)	7,750	7,747
Delta Air Lines Pass-Through Trust Series 2012-1, Class A, 4.75%, 5/7/2020	1,351	1,372
Diamond Resorts Owner Trust
Series 2017-1A, Class A, 3.27%, 10/22/2029 (b)	10,887	11,030
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (b)	3,830	3,890
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 7/15/2021 (b)	5,291	5,305
Series 2017-BA, Class C, 2.61%, 8/16/2021 (b)	4,029	4,029
Series 2015-CA, Class D, 4.20%, 9/15/2021 (b)	2,681	2,687
Series 2017-1, Class C, 2.84%, 4/15/2022	13,844	13,849
Series 2017-3, Class C, 2.80%, 7/15/2022	13,251	13,253
Series 2015-AA, Class D, 4.12%, 7/15/2022 (b)	9,174	9,191
Series 2015-BA, Class E, 5.15%, 8/15/2022 (b)	14,750	14,782
Series 2017-BA, Class D, 3.72%, 10/17/2022 (b)	20,505	20,625
Series 2015-CA, Class E, 5.27%, 11/15/2022 (b)	10,000	10,041
Series 2015-DA, Class D, 4.59%, 1/17/2023 (b)	2,413	2,429
Series 2017-1, Class D, 3.84%, 3/15/2023	26,357	26,641
Series 2019-2, Class B, 3.17%, 11/15/2023	8,290	8,388
Series 2017-3, Class D, 3.53%, 12/15/2023 (b)	60,780	61,307
Series 2016-CA, Class D, 4.18%, 3/15/2024 (b)	23,204	23,478
Series 2018-2, Class C, 3.63%, 8/15/2024	22,745	23,003
Series 2018-3, Class D, 4.30%, 9/16/2024	31,281	32,186
Series 2019-1, Class D, 4.09%, 6/15/2026	15,350	15,803
Series 2019-2, Class D, 3.69%, 8/17/2026	14,220	14,547

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DT Auto Owner Trust
Series 2018-2A, Class B, 3.43%, 5/16/2022 (b)	28,158	28,290
Series 2016-4A, Class D, 3.77%, 10/17/2022 (b)	12,831	12,907
Series 2017-1A, Class C, 2.70%, 11/15/2022 (b)	6,638	6,635
Series 2017-2A, Class C, 3.03%, 1/17/2023 (b)	12,491	12,494
Series 2019-2A, Class B, 2.99%, 4/17/2023 (b)	15,165	15,255
Series 2017-3A, Class D, 3.58%, 5/15/2023 (b)	10,458	10,547
Series 2017-4A, Class C, 2.86%, 7/17/2023 (b)	9,369	9,369
Series 2017-4A, Class D, 3.47%, 7/17/2023 (b)	19,583	19,713
Series 2018-1A, Class C, 3.47%, 12/15/2023 (b)	20,372	20,531
Series 2018-1A, Class D, 3.81%, 12/15/2023 (b)	14,372	14,567
Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	18,000	18,460
Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	9,800	10,003
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	6,148	6,144
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	4,150	4,155
Engs Commercial Finance Trust
Series 2016-1A, Class A2, 2.63%, 2/22/2022 (b)	1,672	1,671
Series 2018-1A, Class A2, 3.39%, 2/22/2023 (b)	18,066	18,291
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (b)	4,310	4,309
Series 2016-2A, Class B, 3.64%, 2/15/2022 (b)	1,393	1,394
Series 2016-3A, Class C, 4.22%, 6/15/2022 (b)	5,500	5,574
Series 2018-1A, Class C, 3.03%, 1/17/2023 (b)	14,015	14,087
Series 2017-3A, Class C, 3.68%, 7/17/2023 (b)	9,251	9,408
Series 2019-1A, Class C, 3.82%, 12/16/2024 (b)	8,170	8,358
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	7,600	7,837
Federal Express Corp. Pass-Through Trust Series 1998, 6.72%, 1/15/2022	815	852
First Investors Auto Owner Trust
Series 2015-2A, Class D, 4.22%, 12/15/2021 (b)	2,933	2,951
Series 2017-1A, Class A2, 2.20%, 3/15/2022 (b)	5,378	5,366
Series 2017-1A, Class C, 2.95%, 4/17/2023 (b)	7,127	7,143
Flagship Credit Auto Trust
Series 2015-3, Class B, 3.68%, 3/15/2022 (b)	3,610	3,619
Series 2015-3, Class C, 4.65%, 3/15/2022 (b)	5,163	5,254
Series 2016-2, Class B, 3.84%, 9/15/2022 (b)	3,150	3,166
Series 2016-2, Class C, 6.22%, 9/15/2022 (b)	21,080	21,916
Series 2018-2, Class A, 2.97%, 10/17/2022 (b)	21,528	21,598
Series 2017-R, 6.05%, 10/18/2023	22,568	22,605
Series 2019-2, Class B, 2.92%, 4/15/2025 (b)	21,324	21,485
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	13,343	13,320
Ford Credit Auto Owner Trust Series 2016-B, Class A3, 1.33%, 10/15/2020	852	851
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	32,848	33,412
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	18,926
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024 (b)	12,313	12,360
Series 2018-1, Class B, 4.56%, 7/18/2024 ‡ (b)	6,000	6,117
Series 2018-2, Class A, 3.99%, 10/20/2025 (b)	8,464	8,534
Series 2019-1, Class A, 3.42%, 6/18/2026 (b)	22,190	22,217
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (i)	221	187
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023 (b)	26,600	27,094
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023 (b)	16,753	16,875
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (b)	10,500	10,733
Series 2018-2A, Class A, 3.25%, 4/18/2022 (b)	2,446	2,450
Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	2,186	2,187
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	30,920	30,941
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (b) (f)	118	118

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	2,704	2,700
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (b)	7,141	7,287
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	20,803	20,997
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	5,941	6,103
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	27,000	27,360
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (b)	22,232	22,205
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	25,473	26,390
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	32,507	34,055
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (b)	6,652	6,745
3.75%, 9/21/2044 ‡	12,117	11,345
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	5,445	5,553
HERO Funding Trust (Cayman Islands)
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	10,430	10,509
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	2,916	3,000
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	6,075	6,359
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	19,558	20,501
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (b)	8,434	8,392
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (b)	16,748	16,829
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (b)	23,659	24,029
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	3,101	3,105
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.63%, 3/25/2036 ‡ (i)	318	314
Hyundai Auto Receivables Trust
Series 2016-A, Class A3, 1.56%, 9/15/2020	716	715
Series 2018-A, Class A3, 2.79%, 7/15/2022	10,456	10,522
Kabbage Funding LLC
Series 2019-1, Class A, 3.83%, 3/15/2024 (b)	70,370	71,099
Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (b)	20,000	20,226
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.37%, 9/25/2026 ‡ (b) (i)	3,814	54
Series 2014-1, Class A, IO, 1.42%, 10/25/2032 ‡ (b) (i)	22,416	791
Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (b) (i)	51,647	1,347
Series 2012-2, Class A, IO, 0.79%, 8/25/2038 ‡ (b) (i)	33,642	806
Series 2013-2, Class A, IO, 1.74%, 3/25/2039 ‡ (b) (i)	27,129	1,136
Series 2012-6, Class A, IO, 0.60%, 5/25/2039 ‡ (b) (i)	23,631	369
Series 2014-2, Class A, IO, 3.06%, 4/25/2040 ‡ (b) (i)	6,902	564
Series 2015-2, Class A, IO, 3.08%, 7/25/2041 ‡ (b) (i)	7,810	845
Lendingpoint Funding Trust Series 2018-1, Class A2, 6.44%, 11/15/2024 ‡ (b) (i)	34,407	34,407
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 12/22/2025 (b)	16,439	16,352
Series 2017-1A, Class B, 3.77%, 12/22/2025 ‡ (b)	2,200	2,219
Series 2017-2A, Class A, 2.80%, 5/20/2026 (b)	23,070	23,025
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 3.18%, 2/25/2034 ‡ (i)	1,695	1,689
Series 2004-3, Class M1, 3.28%, 7/25/2034 ‡ (i)	341	339
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (b)	31,895	32,060
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (b)	11,655	11,715
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029 (b)	18,259	18,297
Series 2017-AA, Class B, 4.74%, 2/20/2029 ‡ (b)	7,750	7,863
Series 2017-AA, Class C, 6.73%, 2/20/2029 ‡ (b)	6,500	6,738
Series 2017-BA, Class A, 2.92%, 12/20/2029 (b)	7,415	7,409
Series 2017-BA, Class B, 3.48%, 12/20/2029 ‡ (b)	7,000	7,038
Series 2017-BA, Class C, 4.57%, 12/20/2029 ‡ (b)	12,200	12,313
MarketPlace Loan Trust Series 2017-BS1, Class A, 3.50%, 1/18/2022 (b)	5,671	5,661

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024 (b)	9,500	9,500
Series 2018-1A, Class A, 2.61%, 3/15/2028 (b)	6,779	6,772
Series 2018-1A, Class B, 3.19%, 3/15/2028 ‡ (b)	8,926	8,930
Series 2018-2A, Class A, 3.06%, 7/17/2028 (b)	8,415	8,417
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	6,331	7,013
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045 (b)	2,086	2,133
Series 2010-1, Class M, 5.25%, 12/15/2045 ‡ (b)	3,755	3,923
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	21,033	21,234
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.06%, 11/25/2033 ‡ (f)	1,538	1,570
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (b)	3,780	3,775
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	4,801	4,859
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,500	1,529
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (b)	16,601	16,715
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	25,537	26,137
OneMain Financial Issuance Trust
Series 2015-1A, Class B, 3.85%, 3/18/2026 (b)	9,496	9,512
Series 2016-1A, Class A, 3.66%, 2/20/2029 (b)	13,484	13,541
Series 2016-1A, Class C, 6.00%, 2/20/2029 (b)	12,500	12,853
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (b)	12,817	12,795
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023 (b)	10,654	10,635
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (b)	35,735	36,015
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 (b)	16,750	16,911
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1, 4.83%, 9/25/2058 ‡ (b) (f)	25,114	25,380
Series 2019-NPL1, Class A1, 4.21%, 7/25/2060 ‡ (b) (f)	15,261	15,428
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (b)	26,313	26,272
Series 2015-SFR2, Class B, 3.14%, 6/12/2032 ‡ (b)	7,295	7,277
Series 2015-SFR2, Class C, 3.44%, 6/12/2032 ‡ (b)	16,110	16,092
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (b)	8,917	8,912
Series 2015-SFR3, Class A, 3.07%, 11/12/2032 ‡ (b)	32,330	32,361
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (b)	3,041	3,062
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (b)	4,000	4,045
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 ‡ (b)	6,500	6,594
Series 2018-SFR1, Class E, 4.38%, 3/17/2035 ‡ (b)	12,400	12,640
Prosper Marketplace Issuance Trust
Series 2018-1A, Class A, 3.11%, 6/17/2024 (b)	6,492	6,493
Series 2019-1A, Class A, 3.54%, 4/15/2025 (b)	5,579	5,597
Series 2019-3A, Class A, 3.19%, 7/15/2025 (b)	20,760	20,759
Purchasing Power Funding LLC
Series 2018-A, Class B, 3.58%, 8/15/2022 ‡ (b)	6,845	6,857
Series 2018-A, Class C, 3.78%, 8/15/2022 ‡ (b)	6,795	6,804
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027 (b)	20,770	20,855
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (f)	96	41
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	7,802	8,086
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 ‡ (b)	45,000	45,000
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (b)	30,206	30,213
Santander Drive Auto Receivables Trust
Series 2018-1, Class D, 3.32%, 3/15/2024	32,463	32,847
Series 2019-2, Class C, 2.90%, 10/15/2024	17,830	17,967
Series 2019-1, Class C, 3.42%, 4/15/2025	16,565	16,898
Santander Retail Auto Lease Trust
Series 2018-A, Class A2A, 2.71%, 10/20/2020 (b)	11,273	11,276
Series 2018-A, Class A3, 2.93%, 5/20/2021 (b)	28,354	28,481

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.68%, 6/25/2033 (f)	217	219
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.36%, 1/25/2036 ‡ (f)	546	474
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (b)	3,314	3,322
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (b)	3,342	3,336
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	4,140	4,208
Spirit Master Funding LLC
Series 2014-3A, Class A, 5.74%, 3/20/2042 (b)	19,831	20,900
Series 2017-1A, Class A, 4.36%, 12/20/2047 (b)	29,972	30,947
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024 (b)	1,966	1,966
Series 2015-AA, Class B, 3.62%, 11/15/2024 ‡ (b)	8,805	8,813
Series 2016-AA, Class B, 3.80%, 11/15/2029 (b)	16,735	16,845
Spruce ABS Trust Series 2016-E1, Class A, 4.32%, 6/15/2028 (b)	5,313	5,405
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (f)	970	991
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (f)	776	793
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032 ‡	267	262
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	587	572
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	34,000	34,839
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (b)	2,281	2,279
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (b)	2,741	2,739
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (b)	19,831	19,885
Series 2018-2A, Class A, 3.96%, 10/15/2021 (b)	8,940	8,975
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033 ‡ (b)	14,325	14,282
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	1,066	1,125
Series 2016-1, Class B, 3.65%, 1/7/2026	923	921
Series 2018-1, Class B, 4.60%, 3/1/2026	4,100	4,231
Series 2014-1, Class A, 4.00%, 4/11/2026	6,106	6,351
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,670	2,664
Series 2016-1, Class A, 3.45%, 7/7/2028	6,330	6,373
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,115	16,416
Series 2018-1, Class A, 3.70%, 3/1/2030	8,875	8,864
Series 2019-1, Class AA, 4.15%, 8/25/2031	16,825	17,808
Series 2019-1, Class A, 4.55%, 8/25/2031	15,200	16,137
US Auto Funding LLC
Series 2019-1A, Class A, 3.61%, 4/15/2022 (b)	53,160	53,513
Series 2018-1A, Class A, 5.50%, 7/15/2023 (b)	27,016	27,582
USASF Receivables LLC Series 2017-1, Class A, 5.75%, 9/15/2030 (b)	8,832	8,776
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1, 3.97%, 3/25/2049 ‡ (b) (f)	13,872	13,935
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021 (b)	328	327
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (b)	18,701	18,651
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023 (b)	3,043	3,039
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (b)	35,785	35,785
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (b) (f)	32,581	32,583
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048 ‡ (b) (f)	13,122	13,200
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048 ‡ (b) (f)	5,200	5,250
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048 ‡ (b) (f)	23,578	23,709
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048 ‡ (b) (f)	13,434	13,486

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048 ‡ (b) (f)	17,055	17,135
Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048 ‡ (b) (f)	6,209	6,261
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048 ‡ (b) (f)	15,184	15,274
VOLT LXXI LLC Series 2018-NPL7, Class A1A, 3.97%, 9/25/2048 (b) (f)	13,822	13,878
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048 ‡ (b) (f)	47,938	48,458
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (b) (f)	47,153	47,608
Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049 ‡ (b) (f)	26,500	26,830
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (i)	6,250	6,202
Westgate Resorts LLC Series 2017-1A, Class A, 3.05%, 12/20/2030 (b)	7,856	7,843
Westlake Automobile Receivables Trust
Series 2016-3A, Class D, 3.58%, 1/18/2022 (b)	4,000	4,021
Series 2017-1A, Class C, 2.70%, 10/17/2022 (b)	7,538	7,535
Series 2017-1A, Class D, 3.46%, 10/17/2022 (b)	8,261	8,283
Series 2018-1A, Class C, 2.92%, 5/15/2023 (b)	3,370	3,377
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	34,790	35,522
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	18,475	18,656

TOTAL ASSET-BACKED SECURITIES (Cost $3,675,432)		3,710,914

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4%
Acre 7.08%, 12/15/2020	42,290	42,290
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	5,231	5,548
Series 2005-J1, Class 1A4, IF, IO, 2.67%, 2/25/2035 ‡ (i)	570	7
Series 2005-1CB, Class 1A6, IF, IO, 4.67%, 3/25/2035 ‡ (i)	1,530	205
Series 2005-22T1, Class A2, IF, IO, 2.64%, 6/25/2035 ‡ (i)	5,994	693
Series 2005-20CB, Class 3A8, IF, IO, 2.32%, 7/25/2035 ‡ (i)	5,108	512
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	2,185	2,125
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	73	52
Series 2005-37T1, Class A2, IF, IO, 2.62%, 9/25/2035 ‡ (i)	19,370	2,253
Series 2005-54CB, Class 1A2, IF, IO, 2.42%, 11/25/2035 ‡ (i)	8,366	927
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	2,117	2,008
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	29	29
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	891	879
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (i)	46	48
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022 (b)	21,281	21,323
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022 (b)	32,592	32,769
ARIVO 9/15/2019 ‡	35,400	35,400
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b)	1,705	1,233
Banc of America Alternative Loan Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	9	7
Series 2005-5, Class 1CB1, 5.50%, 6/25/2035	329	327
Series 2005-9, Class CBIO, IO, 5.50%, 10/25/2035 ‡	1,075	239
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	250	217
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	362	389
Series 2004-C, Class 1A1, 4.96%, 12/20/2034 (i)	365	369
Series 2005-E, Class 4A1, 4.71%, 3/20/2035 (i)	229	232
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	249	241
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	242	206
Series 2005-8, Class 30PO, PO, 1/25/2036 ‡	82	64
Series 2006-1, Class XPO, PO, 1/25/2036 ‡	146	107

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Banc of America Mortgage Trust
Series 2004-9, Class 3PO, PO, 9/25/2032 ‡	1		—	(j)
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	173		181
Series 2003-C, Class 3A1, 5.12%, 4/25/2033 (i)	105		108
Series 2004-J, Class 3A1, 4.87%, 11/25/2034 (i)	416		425
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (b) (i)	905		936
Series 2010-RR7, Class 2A1, 4.38%, 7/26/2045 (b) (i)	2,848		2,858
Bear Stearns ARM Trust
Series 2003-2, Class A5, 4.71%, 1/25/2033 (b) (i)	982		1,019
Series 2003-7, Class 3A, 4.31%, 10/25/2033 (i)	86		87
Series 2004-2, Class 14A, 4.52%, 5/25/2034 (i)	538		544
Series 2006-1, Class A1, 4.91%, 2/25/2036 (i)	1,738		1,779
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/20480 (b) (f)	13,962		13,946
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	136		130
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	57		53
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1, 4.47%, 2/25/2037 (i)	108		111
Series 2007-A1, Class 2A1, 4.59%, 2/25/2037 (i)	738		766
Series 2007-A1, Class 9A1, 4.63%, 2/25/2037 (i)	418		421
Series 2007-A1, Class 1A3, 4.78%, 2/25/2037 (i)	386		396
Series 2007-A2, Class 2A1, 4.51%, 7/25/2037 (i)	528		545
Series 2007-A2, Class 1A1, 4.73%, 7/25/2037 (i)	360		368
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13		13
Series 2002-18, PO, 11/25/2032 ‡	109		102
Series 2004-3, Class A26, 5.50%, 4/25/2034	261		269
Series 2004-3, Class A4, 5.75%, 4/25/2034	177		183
Series 2004-HYB1, Class 2A, 4.19%, 5/20/2034 (i)	109		111
Series 2004-HYB3, Class 2A, 3.95%, 6/20/2034 (i)	695		718
Series 2004-7, Class 2A1, 4.63%, 6/25/2034 (i)	73		76
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	1,274		1,299
Series 2004-HYB6, Class A3, 4.26%, 11/20/2034 (i)	363		372
Series 2005-14, Class A2, 5.50%, 7/25/2035	211		191
Series 2005-16, Class A23, 5.50%, 9/25/2035	106		98
Series 2005-22, Class 2A1, 4.01%, 11/25/2035 (i)	1,504		1,358
Citicorp Mortgage Securities Trust
Series 2006-1, Class 2A1, 5.00%, 2/25/2021	33		35
Series 2006-4, Class 1A2, 6.00%, 8/25/2036	531		538
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033 ‡	1		1
Series 2003-HYB1, Class A, 4.74%, 9/25/2033 (i)	611		624
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.34%, 9/25/2033 (b) (i)	2,040		2,084
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (i)	3,791		4,035
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class PO3, PO, 9/25/2033 ‡	42		40
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	30		31
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	40		39
Series 2003-1, Class PO2, PO, 10/25/2033 ‡	40		36
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	227		234
Series 2004-UST1, Class A6, 4.51%, 8/25/2034 (i)	240		238
Series 2005-1, Class 2A1A, 3.40%, 2/25/2035 (i)	219		191
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	1,020		1,063
Series 2005-5, Class 1A2, 3.90%, 8/25/2035 (i)	626		509
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047 ‡ (i) (k)	8,628		738
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	82		77
Series 1997-2, Class A, 7.50%, 6/25/2020 (b)	—	(j)	—	(j)
Series 2003-1, Class DB1, 6.74%, 2/25/2033 (i)	633		676
Series 2003-AR15, Class 3A1, 4.50%, 6/25/2033 (i)	230		232
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	547		571
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	407		347

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	653		669
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	344		354
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	459		493
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	876		925
Series 2005-9, Class AP, PO, 10/25/2035 ‡	165		132
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	1,729		21
Series 2005-10, Class AP, PO, 11/25/2035 ‡	78		56
csma sfr 4/25/2023 ‡	55,392		55,366
Csma Sfr A 4/25/2023 ‡	6,660		6,660
CSMC Series 2010-17R, Class 1A1, 4.55%, 6/26/2036 (b) (i)	316		318
CVS Pass-Through Trust 8.35%, 7/10/2031 (b)	5,795		7,206
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.30%, 2/25/2020 (i)	139		139
Series 2005-3, Class 1A1, 3.33%, 6/25/2020 (i)	331		328
DT Asset Trust 5.84%, 12/16/2022	21,900		21,899
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	60		62
Series 24, Class ZE, 6.25%, 11/25/2023	47		50
Series 29, Class L, 7.50%, 4/25/2024	325		350
FHLMC Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	2,905		3,320
Series R007, Class ZA, 6.00%, 5/15/2036	3,845		4,379
FHLMC REMIC
Series 2934, Class EC, PO, 2/15/2020	133		132
Series 2934, Class HI, IO, 5.00%, 2/15/2020	40		—	(j)
Series 2934, Class KI, IO, 5.00%, 2/15/2020	19		—	(j)
Series 2347, Class VP, 6.50%, 3/15/2020	5		5
Series 1807, Class G, 9.00%, 10/15/2020	1		1
Series 114, Class H, 6.95%, 1/15/2021	1		1
Series 85, Class C, 8.60%, 1/15/2021	—	(j)	—	(j)
Series 99, Class Z, 9.50%, 1/15/2021	—	(j)	—	(j)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(j)	—	(j)
Series 1065, Class J, 9.00%, 4/15/2021	1		1
Series 1084, Class F, 3.39%, 5/15/2021 (i)	—	(j)	—	(j)
Series 1079, Class S, HB, IF, 25.71%, 5/15/2021 (i)	—	(j)	—	(j)
Series 1084, Class S, HB, IF, 34.25%, 5/15/2021 (i)	—	(j)	—	(j)
Series 1116, Class I, 5.50%, 8/15/2021	1		1
Series 1144, Class KB, 8.50%, 9/15/2021	8		9
Series 3688, Class CU, 7.05%, 11/15/2021 (i)	198		201
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022 (i)	—	(j)	—	(j)
Series 3284, Class CB, 5.00%, 3/15/2022	441		442
Series 1206, Class IA, 7.00%, 3/15/2022	4		4
Series 1250, Class J, 7.00%, 5/15/2022	5		5
Series 1343, Class LB, 7.50%, 8/15/2022	8		8
Series 1343, Class LA, 8.00%, 8/15/2022	19		20
Series 1370, Class JA, 3.59%, 9/15/2022 (i)	13		13
Series 2512, Class PG, 5.50%, 10/15/2022	325		333
Series 1455, Class WB, IF, 3.46%, 12/15/2022 (i)	13		13
Series 2535, Class BK, 5.50%, 12/15/2022	105		108
Series 1470, Class F, 1.96%, 2/15/2023 (i)	2		2
Series 1466, Class PZ, 7.50%, 2/15/2023	109		116
Series 2586, Class HD, 5.50%, 3/15/2023	1,124		1,170
Series 1498, Class I, 3.59%, 4/15/2023 (i)	71		72
Series 2595, Class HC, 5.50%, 4/15/2023	1,273		1,329
Series 1502, Class PX, 7.00%, 4/15/2023	106		112
Series 1491, Class I, 7.50%, 4/15/2023	22		23
Series 1798, Class F, 5.00%, 5/15/2023	111		114
Series 1518, Class G, IF, 6.47%, 5/15/2023 (i)	49		52

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1505, Class Q, 7.00%, 5/15/2023	12		12
Series 204, Class E, HB, IF, 1,403.48%, 5/15/2023 (i)	—	(j)	—	(j)
Series 2033, Class J, 5.60%, 6/15/2023	227		236
Series 1541, Class O, 1.83%, 7/15/2023 (i)	48		47
Series 2638, Class DS, IF, 6.16%, 7/15/2023 (i)	73		75
Series 1541, Class M, HB, IF, 23.71%, 7/15/2023 (i)	10		12
Series 1570, Class F, 2.46%, 8/15/2023 (i)	3		3
Series 1608, Class L, 6.50%, 9/15/2023	318		339
Series 1573, Class PZ, 7.00%, 9/15/2023	81		86
Series 2571, Class SK, HB, IF, 23.98%, 9/15/2023 (i)	38		51
Series 1591, Class PV, 6.25%, 10/15/2023	49		52
Series 1602, Class SA, IF, 14.82%, 10/15/2023 (i)	40		47
Series 2709, Class PG, 5.00%, 11/15/2023	1,436		1,495
Series 2710, Class HB, 5.50%, 11/15/2023	327		336
Series 1642, Class PJ, 6.00%, 11/15/2023	123		129
Series 2720, Class PC, 5.00%, 12/15/2023	147		153
Series 1983, Class Z, 6.50%, 12/15/2023	76		81
Series 2283, Class K, 6.50%, 12/15/2023	109		115
Series 1658, Class GZ, 7.00%, 1/15/2024	44		47
Series 1700, Class GA, PO, 2/15/2024	31		30
Series 1865, Class D, PO, 2/15/2024	52		49
Series 1671, Class L, 7.00%, 2/15/2024	14		16
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (i)	19		23
Series 1686, Class SH, IF, 13.75%, 2/15/2024 (i)	5		6
Series 1709, Class FA, 1.73%, 3/15/2024 (i)	4		4
Series 1699, Class FC, 3.04%, 3/15/2024 (i)	8		8
Series 1695, Class EB, 7.00%, 3/15/2024	41		43
Series 1706, Class K, 7.00%, 3/15/2024	242		258
Series 2033, Class SN, HB, IF, 27.13%, 3/15/2024 (i)	27		6
Series 1720, Class PL, 7.50%, 4/15/2024	139		149
Series 2306, Class K, PO, 5/15/2024	34		32
Series 2306, Class SE, IF, IO, 8.02%, 5/15/2024 (i)	80		12
Series 1737, Class L, 6.00%, 6/15/2024	146		156
Series 1745, Class D, 7.50%, 8/15/2024	44		48
Series 3614, Class QB, 4.00%, 12/15/2024	1,780		1,835
Series 2903, Class Z, 5.00%, 12/15/2024	421		438
Series 2967, Class S, HB, IF, 20.41%, 4/15/2025 (i)	126		152
Series 3684, Class CY, 4.50%, 6/15/2025	6,220		6,488
Series 3022, Class SX, IF, 10.78%, 8/15/2025 (i)	60		68
Series 3051, Class DP, IF, 17.29%, 10/15/2025 (i)	154		202
Series 3793, Class AB, 3.50%, 1/15/2026	5,732		5,917
Series 3659, Class VE, 5.00%, 3/15/2026	1,819		1,826
Series 1829, Class ZB, 6.50%, 3/15/2026	20		21
Series 1863, Class Z, 6.50%, 7/15/2026	156		165
Series 1890, Class H, 7.50%, 9/15/2026	24		27
Series 1899, Class ZE, 8.00%, 9/15/2026	61		69
Series 1927, Class ZA, 6.50%, 1/15/2027	104		116
Series 1927, Class PH, 7.50%, 1/15/2027	164		184
Series 1963, Class Z, 7.50%, 1/15/2027	59		67
Series 1935, Class FL, 3.14%, 2/15/2027 (i)	5		5
Series 1981, Class Z, 6.00%, 5/15/2027	135		144
Series 1970, Class PG, 7.25%, 7/15/2027	7		8
Series 1987, Class PE, 7.50%, 9/15/2027	51		58
Series 2019, Class Z, 6.50%, 12/15/2027	77		84
Series 2038, Class PN, IO, 7.00%, 3/15/2028	96		16
Series 2040, Class PE, 7.50%, 3/15/2028	298		339
Series 2054, Class PV, 7.50%, 5/15/2028	104		117
Series 2063, Class PG, 6.50%, 6/15/2028	153		170

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2064, Class TE, 7.00%, 6/15/2028	19		21
Series 2070, Class C, 6.00%, 7/15/2028	76		83
Series 2075, Class PM, 6.25%, 8/15/2028	328		354
Series 2075, Class PH, 6.50%, 8/15/2028	306		339
Series 2086, Class GB, 6.00%, 9/15/2028	59		64
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	119		13
Series 2095, Class PE, 6.00%, 11/15/2028	274		300
Series 2106, Class ZD, 6.00%, 12/15/2028	536		587
Series 2388, Class FB, 3.04%, 1/15/2029 (i)	120		121
Series 2110, Class PG, 6.00%, 1/15/2029	686		755
Series 2125, Class JZ, 6.00%, 2/15/2029	149		159
Series 2126, Class CB, 6.25%, 2/15/2029	807		880
Series 2132, Class SB, IF, 19.78%, 3/15/2029 (i)	20		30
Series 2141, IO, 7.00%, 4/15/2029	11		1
Series 2169, Class TB, 7.00%, 6/15/2029	609		684
Series 2163, Class PC, IO, 7.50%, 6/15/2029	51		6
Series 2172, Class QC, 7.00%, 7/15/2029	328		373
Series 2176, Class OJ, 7.00%, 8/15/2029	150		170
Series 3800, Class AI, IO, 4.00%, 11/15/2029	993		42
Series 2196, Class TL, 7.50%, 11/15/2029	1		1
Series 2201, Class C, 8.00%, 11/15/2029	142		160
Series 2204, Class GB, IO, 8.00%, 12/20/2029 ‡ (i)	7		7
Series 2208, Class PG, 7.00%, 1/15/2030	307		351
Series 2209, Class TC, 8.00%, 1/15/2030	85		98
Series 2210, Class Z, 8.00%, 1/15/2030	306		360
Series 2224, Class CB, 8.00%, 3/15/2030	68		79
Series 3654, Class DC, 5.00%, 4/15/2030	6,098		6,771
Series 2230, Class Z, 8.00%, 4/15/2030	94		109
Series 2234, Class PZ, 7.50%, 5/15/2030	69		80
Series 2247, Class Z, 7.50%, 8/15/2030	73		83
Series 2256, Class MC, 7.25%, 9/15/2030	182		211
Series 2259, Class ZM, 7.00%, 10/15/2030	206		235
Series 2261, Class ZY, 7.50%, 10/15/2030	—	(j)	—	(j)
Series 2262, Class Z, 7.50%, 10/15/2030	20		24
Series 2271, Class PC, 7.25%, 12/15/2030	222		255
Series 2296, Class PD, 7.00%, 3/15/2031	134		152
Series 2313, Class LA, 6.50%, 5/15/2031	52		58
Series 2325, Class PM, 7.00%, 6/15/2031	110		126
Series 2359, Class ZB, 8.50%, 6/15/2031	252		299
Series 2333, Class HC, 6.00%, 7/15/2031	86		96
Series 2332, Class ZH, 7.00%, 7/15/2031	258		296
Series 2344, Class ZD, 6.50%, 8/15/2031	1,544		1,802
Series 2344, Class ZJ, 6.50%, 8/15/2031	162		179
Series 2345, Class NE, 6.50%, 8/15/2031	119		134
Series 2351, Class PZ, 6.50%, 8/15/2031	147		164
Series 2367, Class ME, 6.50%, 10/15/2031	133		147
Series 2399, Class OH, 6.50%, 1/15/2032	179		203
Series 2399, Class TH, 6.50%, 1/15/2032	220		249
Series 2418, Class FO, 3.34%, 2/15/2032 (i)	651		660
Series 2475, Class S, IF, IO, 5.56%, 2/15/2032 (i)	617		111
Series 2410, Class QX, IF, IO, 6.21%, 2/15/2032 (i)	132		28
Series 2410, Class OE, 6.38%, 2/15/2032	161		174
Series 2410, Class NG, 6.50%, 2/15/2032	265		299
Series 2420, Class XK, 6.50%, 2/15/2032	298		337
Series 2412, Class SP, IF, 11.22%, 2/15/2032 (i)	346		438
Series 2410, Class QS, IF, 13.16%, 2/15/2032 (i)	314		436
Series 2444, Class ES, IF, IO, 5.51%, 3/15/2032 (i)	265		47
Series 2450, Class SW, IF, IO, 5.56%, 3/15/2032 (i)	173		30

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2423, Class TB, 6.50%, 3/15/2032	389	432
Series 2430, Class WF, 6.50%, 3/15/2032	402	459
Series 2423, Class MC, 7.00%, 3/15/2032	239	273
Series 2423, Class MT, 7.00%, 3/15/2032	298	342
Series 2434, Class ZA, 6.50%, 4/15/2032	886	988
Series 2435, Class CJ, 6.50%, 4/15/2032	646	729
Series 2441, Class GF, 6.50%, 4/15/2032	97	110
Series 2434, Class TC, 7.00%, 4/15/2032	502	573
Series 2436, Class MC, 7.00%, 4/15/2032	167	187
Series 2455, Class GK, 6.50%, 5/15/2032	288	328
Series 2450, Class GZ, 7.00%, 5/15/2032	260	301
Series 2458, Class ZM, 6.50%, 6/15/2032	272	300
Series 2466, Class DH, 6.50%, 6/15/2032	188	210
Series 2466, Class PH, 6.50%, 6/15/2032	350	395
Series 2474, Class NR, 6.50%, 7/15/2032	302	341
Series 2484, Class LZ, 6.50%, 7/15/2032	409	473
Series 3393, Class JO, PO, 9/15/2032	1,015	930
Series 2500, Class MC, 6.00%, 9/15/2032	382	429
Series 2835, Class QO, PO, 12/15/2032	53	47
Series 2571, Class FY, 3.19%, 12/15/2032 (i)	390	397
Series 2543, Class YX, 6.00%, 12/15/2032	745	841
Series 2544, Class HC, 6.00%, 12/15/2032	398	443
Series 2571, Class SY, IF, 12.74%, 12/15/2032 (i)	230	306
Series 2552, Class ME, 6.00%, 1/15/2033	546	617
Series 2567, Class QD, 6.00%, 2/15/2033	382	433
Series 2575, Class ME, 6.00%, 2/15/2033	1,802	2,012
Series 2596, Class QG, 6.00%, 3/15/2033	307	330
Series 2586, Class WI, IO, 6.50%, 3/15/2033	200	44
Series 2631, Class SA, IF, 10.38%, 6/15/2033 (i)	716	879
Series 2653, Class PZ, 5.00%, 7/15/2033	4,738	5,199
Series 2642, Class SL, IF, 5.56%, 7/15/2033 (i)	4	5
Series 2692, Class SC, IF, 8.41%, 7/15/2033 (i)	229	277
Series 4238, Class WY, 3.00%, 8/15/2033	4,297	4,350
Series 2671, Class S, IF, 10.29%, 9/15/2033 (i)	204	249
Series 2733, Class SB, IF, 5.81%, 10/15/2033 (i)	5,669	6,167
Series 2780, Class SY, IF, 11.13%, 11/15/2033 (i)	98	126
Series 2722, Class PF, 3.04%, 12/15/2033 (i)	1,616	1,635
Series 3920, Class LP, 5.00%, 1/15/2034	2,528	2,791
Series 2744, Class PE, 5.50%, 2/15/2034	43	45
Series 2802, Class OH, 6.00%, 5/15/2034	1,363	1,488
Series 2990, Class SL, IF, 15.55%, 6/15/2034 (i)	468	574
Series 3611, PO, 7/15/2034	1,041	922
Series 3305, Class MG, IF, 4.66%, 7/15/2034 (i)	405	428
Series 2990, Class GO, PO, 2/15/2035	315	289
Series 2929, Class MS, IF, 17.43%, 2/15/2035 (i)	405	525
Series 3077, Class TO, PO, 4/15/2035	486	453
Series 2968, Class EH, 6.00%, 4/15/2035	9,187	10,388
Series 2981, Class FA, 2.84%, 5/15/2035 (i)	536	536
Series 2988, Class AF, 2.74%, 6/15/2035 (i)	658	655
Series 2990, Class WP, IF, 10.73%, 6/15/2035 (i)	18	22
Series 3014, Class OD, PO, 8/15/2035	65	61
Series 3085, Class WF, 3.24%, 8/15/2035 (i)	529	539
Series 3029, Class SO, PO, 9/15/2035	209	194
Series 3064, Class SG, IF, 11.87%, 11/15/2035 (i)	305	411
Series 3101, Class UZ, 6.00%, 1/15/2036	1,209	1,353
Series 3102, Class HS, IF, 15.62%, 1/15/2036 (i)	76	107
Series 3117, Class AO, PO, 2/15/2036	801	740
Series 3117, Class EO, PO, 2/15/2036	260	229
Series 3117, Class OG, PO, 2/15/2036	276	252

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3117, Class OK, PO, 2/15/2036	226	199
Series 3122, Class OH, PO, 3/15/2036	494	444
Series 3122, Class OP, PO, 3/15/2036	459	425
Series 3134, PO, 3/15/2036	66	59
Series 3122, Class ZB, 6.00%, 3/15/2036	21	32
Series 3138, PO, 4/15/2036	340	307
Series 3147, PO, 4/15/2036	979	908
Series 3607, Class AO, PO, 4/15/2036	626	547
Series 3607, Class BO, PO, 4/15/2036	1,146	1,017
Series 3137, Class XP, 6.00%, 4/15/2036	754	854
Series 3219, Class DI, IO, 6.00%, 4/15/2036	633	129
Series 3819, Class ZQ, 6.00%, 4/15/2036	6,304	7,199
Series 3149, Class SO, PO, 5/15/2036	124	102
Series 3151, PO, 5/15/2036	346	305
Series 3153, Class EO, PO, 5/15/2036	489	423
Series 3233, Class OP, PO, 5/15/2036	95	84
Series 3998, Class GF, 2.89%, 5/15/2036 (i)	4,212	4,219
Series 3710, Class FL, 2.94%, 5/15/2036 (i)	1,272	1,275
Series 3171, Class MO, PO, 6/15/2036	958	878
Series 3164, Class MG, 6.00%, 6/15/2036	190	208
Series 3523, Class SD, IF, 12.95%, 6/15/2036 (i)	192	248
Series 3179, Class OA, PO, 7/15/2036	245	219
Series 3194, Class SA, IF, IO, 4.66%, 7/15/2036 (i)	90	5
Series 3181, Class AZ, 6.50%, 7/15/2036	973	1,089
Series 3195, Class PD, 6.50%, 7/15/2036	705	791
Series 3200, PO, 8/15/2036	336	300
Series 3202, Class HI, IF, IO, 4.21%, 8/15/2036 (i)	5,094	777
Series 3200, Class AY, 5.50%, 8/15/2036	1,501	1,673
Series 3645, Class KZ, 5.50%, 8/15/2036	536	575
Series 3213, Class OA, PO, 9/15/2036	185	160
Series 3218, Class AO, PO, 9/15/2036	153	124
Series 3225, Class EO, PO, 10/15/2036	385	340
Series 3232, Class ST, IF, IO, 4.26%, 10/15/2036 (i)	512	76
Series 3704, Class DT, 7.50%, 11/15/2036	4,863	5,696
Series 3256, PO, 12/15/2036	192	169
Series 3704, Class CT, 7.00%, 12/15/2036	11,854	13,787
Series 3704, Class ET, 7.50%, 12/15/2036	4,221	5,044
Series 3261, Class OA, PO, 1/15/2037	205	178
Series 3260, Class CS, IF, IO, 3.70%, 1/15/2037 (i)	318	51
Series 3274, Class JO, PO, 2/15/2037	56	51
Series 3510, Class OD, PO, 2/15/2037	550	503
Series 3275, Class FL, 2.88%, 2/15/2037 (i)	363	364
Series 3274, Class B, 6.00%, 2/15/2037	662	733
Series 3286, PO, 3/15/2037	102	98
Series 3290, Class SB, IF, IO, 4.01%, 3/15/2037 (i)	565	88
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (i)	187	222
Series 3373, Class TO, PO, 4/15/2037	246	215
Series 3302, Class UT, 6.00%, 4/15/2037	579	651
Series 3316, PO, 5/15/2037	387	358
Series 3318, Class AO, PO, 5/15/2037	13	12
Series 3607, PO, 5/15/2037	2,139	1,863
Series 3315, Class HZ, 6.00%, 5/15/2037	723	733
Series 3326, Class JO, PO, 6/15/2037	41	37
Series 3331, PO, 6/15/2037	201	183
Series 3607, Class OP, PO, 7/15/2037	1,797	1,601
Series 4032, Class TO, PO, 7/15/2037	2,896	2,636
Series 4048, Class FJ, 2.90%, 7/15/2037 (i)	7,658	7,634
Series 3344, Class SL, IF, IO, 4.16%, 7/15/2037 (i)	406	62
Series 3759, Class HI, IO, 4.00%, 8/15/2037	723	5
Series 3365, PO, 9/15/2037	300	258
Series 3371, Class FA, 3.04%, 9/15/2037 (i)	150	152
Series 3387, Class SA, IF, IO, 3.98%, 11/15/2037 (i)	2,301	239
Series 3383, Class SA, IF, IO, 4.01%, 11/15/2037 (i)	1,574	175
Series 3404, Class SC, IF, IO, 3.56%, 1/15/2038 (i)	3,047	404

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3422, Class SE, IF, 11.35%, 2/15/2038 (i)	110		129
Series 3423, Class PB, 5.50%, 3/15/2038	2,491		2,771
Series 3424, Class PI, IF, IO, 4.36%, 4/15/2038 (i)	1,219		174
Series 3453, Class B, 5.50%, 5/15/2038	339		367
Series 3455, Class SE, IF, IO, 3.76%, 6/15/2038 (i)	1,255		184
Series 3461, Class LZ, 6.00%, 6/15/2038	127		142
Series 3461, Class Z, 6.00%, 6/15/2038	3,353		3,702
Series 3481, Class SJ, IF, IO, 3.41%, 8/15/2038 (i)	2,106		326
Series 3895, Class WA, 5.72%, 10/15/2038 (i)	1,008		1,094
Series 3501, Class CB, 5.50%, 1/15/2039	1,747		1,943
Series 3511, Class SA, IF, IO, 3.56%, 2/15/2039 (i)	828		124
Series 3546, Class A, 4.34%, 2/15/2039 (i)	700		721
Series 4095, Class FB, 2.84%, 4/15/2039 (i)	3,217		3,234
Series 4087, Class FA, 2.89%, 5/15/2039 (i)	3,448		3,454
Series 3531, Class SM, IF, IO, 3.66%, 5/15/2039 (i)	208		12
Series 3531, Class SA, IF, IO, 3.86%, 5/15/2039 (i)	1,097		70
Series 3549, Class FA, 3.64%, 7/15/2039 (i)	287		293
Series 3680, Class MA, 4.50%, 7/15/2039	5,086		5,323
Series 4073, Class MF, 2.89%, 8/15/2039 (i)	858		862
Series 4219, Class JA, 3.50%, 8/15/2039	4,218		4,336
Series 3607, Class TO, PO, 10/15/2039	1,002		870
Series 3795, Class EI, IO, 5.00%, 10/15/2039	2,571		269
Series 3608, Class SC, IF, IO, 3.81%, 12/15/2039 (i)	963		126
Series 3621, Class BO, PO, 1/15/2040	972		862
Series 3802, Class LS, IF, IO, 1.66%, 1/15/2040 (i)	6,886		308
Series 3632, Class BS, IF, 9.37%, 2/15/2040 (i)	3,073		3,861
Series 3966, Class BF, 2.94%, 10/15/2040 (i)	1,321		1,328
Series 3740, Class SB, IF, IO, 3.56%, 10/15/2040 (i)	4,594		667
Series 3740, Class SC, IF, IO, 3.56%, 10/15/2040 (i)	3,263		432
Series 3801, Class GB, 4.50%, 11/15/2040	1,072		1,177
Series 3779, Class GZ, 4.50%, 12/15/2040	13,567		14,436
Series 3779, Class Z, 4.50%, 12/15/2040	36,486		39,460
Series 3860, Class PZ, 5.00%, 5/15/2041	10,990		12,886
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (i)	2,346		2,452
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	7,132		7,857
Series 4048, Class FB, 2.84%, 10/15/2041 (i)	6,606		6,613
Series 3957, Class B, 4.00%, 11/15/2041	5,363		5,649
Series 3966, Class NA, 4.00%, 12/15/2041	3,190		3,402
Series 4012, Class FN, 2.94%, 3/15/2042 (i)	7,506		7,512
Series 4077, Class FB, 2.94%, 7/15/2042 (i)	3,549		3,559
Series 4217, Class KY, 3.00%, 6/15/2043	1,794		1,784
Series 4257, Class DZ, 2.50%, 10/15/2043	5,629		5,250
Series 4374, Class NC, 3.75%, 2/15/2046 (f)	5,885		5,947
Series 3688, Class GT, 7.36%, 11/15/2046 (i)	5,950		6,950
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	27		—	(j)
Series 243, Class 17, IO, 4.50%, 12/15/2020	20		—	(j)
Series 134, Class B, IO, 9.00%, 4/1/2022	—	(j)	—	(j)
Series 197, PO, Zero Coupon, 4/1/2028	552		508
Series 233, Class 11, IO, 5.00%, 9/15/2035	1,158		203
Series 233, Class 12, IO, 5.00%, 9/15/2035	974		196
Series 233, Class 13, IO, 5.00%, 9/15/2035	1,829		353
Series 239, Class S30, IF, IO, 5.26%, 8/15/2036 (i)	3,360		629
Series 264, Class F1, 2.99%, 7/15/2042 (i)	18,754		18,897
Series 262, Class 35, 3.50%, 7/15/2042	39,324		40,977
Series 270, Class F1, 2.94%, 8/15/2042 (i)	7,381		7,432
Series 299, Class 300, 3.00%, 1/15/2043	4,192		4,314
Series 310, PO, Zero Coupon, 9/15/2043	8,525		7,298

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.42%, 7/25/2032 (i)	514		561
Series T-48, Class 1A, 4.94%, 7/25/2033 (i)	1,505		1,616
Series T-76, Class 2A, 2.48%, 10/25/2037 (i)	11,010		11,748
Series T-42, Class A5, 7.50%, 2/25/2042	2,065		2,453
Series T-51, Class 2A, 7.50%, 8/25/2042 (i)	352		432
Series T-54, Class 2A, 6.50%, 2/25/2043	2,108		2,482
Series T-54, Class 3A, 7.00%, 2/25/2043	686		804
Series T-56, Class A5, 5.23%, 5/25/2043	4,844		5,309
Series T-57, Class 1AP, PO, 7/25/2043	186		156
Series T-57, Class 1A3, 7.50%, 7/25/2043	493		597
Series T-58, Class APO, PO, 9/25/2043	211		173
Series T-58, Class 4A, 7.50%, 9/25/2043	2,678		3,140
Series T-59, Class 1AP, PO, 10/25/2043	238		120
Series T-59, Class 1A2, 7.00%, 10/25/2043	2,753		3,257
Series T-62, Class 1A1, 3.68%, 10/25/2044 (i)	4,102		4,140
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	881		722
Series 2007-FA4, Class 1A2, IF, IO, 3.22%, 8/25/2037 ‡ (i)	7,459		1,291
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 4.54%, 2/25/2035 (i)	133		132
Series 2005-AR1, Class 2A2, 4.87%, 4/25/2035 (i)	423		433
FNMA Grantor Trust
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (i)	653		708
Series 2001-T3, Class A1, 7.50%, 11/25/2040	1,054		1,184
Series 2002-T16, Class A2, 7.00%, 7/25/2042	1,094		1,271
Series 2004-T2, Class 2A, 4.61%, 7/25/2043 (i)	997		1,050
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,951		2,248
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	225		256
Series 2004-T3, Class PT1, 10.49%, 1/25/2044 (i)	223		267
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	2,847		3,239
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	1,164		1,346
FNMA REMIC
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(j)	—	(j)
Series 1989-83, Class H, 8.50%, 11/25/2019	—	(j)	1
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(j)	—	(j)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(j)	—	(j)
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(j)	—	(j)
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(j)	—	(j)
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(j)	—	(j)
Series 1990-63, Class H, 9.50%, 6/25/2020	1		1
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(j)	—	(j)
Series 1990-102, Class J, 6.50%, 8/25/2020	6		6
Series 1990-94, Class H, HB, 505.00%, 8/25/2020	—	(j)	—	(j)
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(j)	—	(j)
Series 1990-120, Class H, 9.00%, 10/25/2020	2		2
Series 1990-134, Class SC, IF, 17.96%, 11/25/2020 (i)	—	(j)	—	(j)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(j)	—	(j)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(j)	—	(j)
Series 1991-24, Class Z, 5.00%, 3/25/2021	1		1
Series 2001-4, Class PC, 7.00%, 3/25/2021	33		33
Series 1991-42, Class S, IF, 13.42%, 5/25/2021 (i)	1		1
Series G-14, Class L, 8.50%, 6/25/2021	1		1
Series G-18, Class Z, 8.75%, 6/25/2021	3		3
Series G-17, Class S, HB, 831.26%, 6/25/2021 (i)	—	(j)	—	(j)
Series 2001-48, Class Z, 6.50%, 9/25/2021	287		293
Series G-28, Class S, IF, 12.67%, 9/25/2021 (i)	—	(j)	—	(j)
Series G-35, Class M, 8.75%, 10/25/2021	4		4
Series G-51, Class SA, HB, IF, 23.17%, 12/25/2021 (i)	—	(j)	—	(j)
Series 2002-5, Class PK, 6.00%, 2/25/2022	307		315
Series 2002-1, Class HC, 6.50%, 2/25/2022	55		57

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2007-15, Class NO, PO, 3/25/2022	118		115
Series 1992-101, Class J, 7.50%, 6/25/2022	1		1
Series G92-42, Class Z, 7.00%, 7/25/2022	4		4
Series G92-35, Class E, 7.50%, 7/25/2022	51		54
Series 1992-117, Class MA, 8.00%, 7/25/2022	67		71
Series G92-44, Class ZQ, 8.00%, 7/25/2022	3		3
Series G92-35, Class G, HB, 1,184.78%, 7/25/2022	—	(j)	—	(j)
Series 1992-136, Class PK, 6.00%, 8/25/2022	11		12
Series 1996-59, Class J, 6.50%, 8/25/2022	14		15
Series G92-52, Class FD, 2.45%, 9/25/2022 (i)	5		5
Series 1992-143, Class MA, 5.50%, 9/25/2022	7		7
Series 2002-54, Class PG, 6.00%, 9/25/2022	456		470
Series G92-54, Class ZQ, 7.50%, 9/25/2022	33		34
Series 1992-163, Class M, 7.75%, 9/25/2022	22		23
Series 1992-150, Class M, 8.00%, 9/25/2022	75		79
Series G92-62, Class B, PO, 10/25/2022	8		8
Series G92-59, Class F, 1.66%, 10/25/2022 (i)	4		5
Series G92-61, Class Z, 7.00%, 10/25/2022	11		11
Series 1992-188, Class PZ, 7.50%, 10/25/2022	39		41
Series G93-1, Class KA, 7.90%, 1/25/2023	41		44
Series G93-5, Class Z, 6.50%, 2/25/2023	20		21
Series 1997-61, Class ZC, 7.00%, 2/25/2023	187		197
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (i)	7		9
Series 2003-17, Class EQ, 5.50%, 3/25/2023	822		854
Series G93-14, Class J, 6.50%, 3/25/2023	14		15
Series 1993-37, Class PX, 7.00%, 3/25/2023	127		134
Series 1993-25, Class J, 7.50%, 3/25/2023	47		50
Series 1993-21, Class KA, 7.70%, 3/25/2023	19		20
Series 1998-4, Class C, PO, 4/25/2023	8		8
Series 2003-23, Class EQ, 5.50%, 4/25/2023	1,537		1,592
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (i)	30		32
Series 1993-54, Class Z, 7.00%, 4/25/2023	41		43
Series 1998-43, Class SA, IF, IO, 16.63%, 4/25/2023 (i)	38		9
Series 1993-62, Class SA, IF, 18.30%, 4/25/2023 (i)	20		23
Series 2003-39, Class LW, 5.50%, 5/25/2023	371		383
Series 1993-56, Class PZ, 7.00%, 5/25/2023	462		490
Series 2008-47, Class SI, IF, IO, 4.07%, 6/25/2023 (i)	171		5
Series 2008-61, Class BH, 4.50%, 7/25/2023	565		593
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (i)	189		199
Series 1993-122, Class M, 6.50%, 7/25/2023	10		11
Series 1993-99, Class Z, 7.00%, 7/25/2023	233		246
Series 2002-1, Class G, 7.00%, 7/25/2023	147		155
Series G93-27, Class FD, 3.31%, 8/25/2023 (i)	24		24
Series 1999-38, Class SK, IF, IO, 5.62%, 8/25/2023 (i)	7		1
Series 2002-83, Class CS, 6.88%, 8/25/2023	215		226
Series 1993-141, Class Z, 7.00%, 8/25/2023	381		403
Series 1996-14, Class SE, IF, IO, 8.20%, 8/25/2023 (i)	195		24
Series 1993-205, Class H, PO, 9/25/2023	18		17
Series G93-37, Class H, PO, 9/25/2023	7		6
Series 2008-76, Class GF, 3.08%, 9/25/2023 (i)	6		6
Series 1993-178, Class PK, 6.50%, 9/25/2023	20		22
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (i)	14		15
Series 1993-165, Class SD, IF, 12.82%, 9/25/2023 (i)	11		12
Series 1993-183, Class KA, 6.50%, 10/25/2023	295		313
Series 1993-189, Class PL, 6.50%, 10/25/2023	115		122
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (i)	6		7
Series 1999-52, Class NS, IF, 16.58%, 10/25/2023 (i)	18		22
Series 1993-179, Class SB, HB, IF, 25.56%, 10/25/2023 (i)	10		12

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1994-9, Class E, PO, 11/25/2023	2	2
Series 1995-19, Class Z, 6.50%, 11/25/2023	112	123
Series 1993-230, Class FA, 3.03%, 12/25/2023 (i)	9	9
Series 1993-247, Class FE, 3.43%, 12/25/2023 (i)	25	25
Series 1993-225, Class UB, 6.50%, 12/25/2023	31	33
Series 1993-247, Class SU, IF, 11.99%, 12/25/2023 (i)	12	13
Series 2002-1, Class UD, IF, 16.00%, 12/25/2023 (i)	25	31
Series 1993-247, Class SA, HB, IF, 26.77%, 12/25/2023 (i)	31	37
Series 2009-9, IO, 5.00%, 2/25/2024	120	2
Series 2009-15, Class MI, IO, 5.00%, 3/25/2024	14	—	(j)
Series 2009-18, IO, 5.00%, 3/25/2024	20	—	(j)
Series 1994-37, Class L, 6.50%, 3/25/2024	93	99
Series 1994-40, Class Z, 6.50%, 3/25/2024	565	604
Series 1994-62, Class PK, 7.00%, 4/25/2024	875	930
Series 1994-63, Class PK, 7.00%, 4/25/2024	368	397
Series 2004-53, Class NC, 5.50%, 7/25/2024	98	102
Series 2004-65, Class EY, 5.50%, 8/25/2024	995	1,039
Series 2004-81, Class JG, 5.00%, 11/25/2024	1,542	1,603
Series 1995-2, Class Z, 8.50%, 1/25/2025	22	25
Series G95-1, Class C, 8.80%, 1/25/2025	27	31
Series 2005-67, Class EY, 5.50%, 8/25/2025	1,010	1,066
Series 2005-121, Class DX, 5.50%, 1/25/2026	664	703
Series 2006-94, Class GK, HB, IF, 21.10%, 10/25/2026 (i)	143	191
Series 1996-48, Class Z, 7.00%, 11/25/2026	211	228
Series 1997-20, IO, 1.84%, 3/25/2027 (i)	86	2
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (i)	28	1
Series 1997-27, Class J, 7.50%, 4/18/2027	41	46
Series 1997-29, Class J, 7.50%, 4/20/2027	61	69
Series 1997-32, Class PG, 6.50%, 4/25/2027	140	155
Series 1997-39, Class PD, 7.50%, 5/20/2027	263	298
Series 1997-42, Class ZC, 6.50%, 7/18/2027	13	14
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	64	7
Series 1998-36, Class ZB, 6.00%, 7/18/2028	68	75
Series 2008-55, Class S, IF, IO, 5.17%, 7/25/2028 (i)	2,126	233
Series 1998-66, Class SB, IF, IO, 5.72%, 12/25/2028 (i)	58	4
Series 2009-11, Class NB, 5.00%, 3/25/2029	1,797	1,878
Series 1999-18, Class Z, 5.50%, 4/18/2029	128	136
Series 1999-17, Class C, 6.35%, 4/25/2029	48	52
Series 1999-62, Class PB, 7.50%, 12/18/2029	72	82
Series 2000-2, Class ZE, 7.50%, 2/25/2030	409	468
Series 2000-20, Class SA, IF, IO, 6.67%, 7/25/2030 (i)	124	16
Series 2000-52, IO, 8.50%, 1/25/2031	19	4
Series 2001-7, Class PF, 7.00%, 3/25/2031	45	52
Series 2011-31, Class DB, 3.50%, 4/25/2031	9,375	9,813
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	261	52
Series 2001-30, Class PM, 7.00%, 7/25/2031	152	176
Series 2001-36, Class DE, 7.00%, 8/25/2031	320	363
Series 2001-49, Class Z, 6.50%, 9/25/2031	65	73
Series 2001-44, Class MY, 7.00%, 9/25/2031	393	453
Series 2001-44, Class PD, 7.00%, 9/25/2031	81	92
Series 2001-44, Class PU, 7.00%, 9/25/2031	85	98
Series 2001-60, Class QS, IF, 16.00%, 9/25/2031 (i)	194	265
Series 2001-52, Class KB, 6.50%, 10/25/2031	49	53
Series 2003-52, Class SX, IF, 15.66%, 10/25/2031 (i)	132	188
Series 2001-60, Class PX, 6.00%, 11/25/2031	489	546
Series 2001-61, Class Z, 7.00%, 11/25/2031	503	581
Series 2004-74, Class SW, IF, 10.62%, 11/25/2031 (i)	145	185

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2001-72, Class SX, IF, 11.81%, 12/25/2031 (i)	15	19
Series 2001-81, Class LO, PO, 1/25/2032	19	18
Series 2002-1, Class SA, IF, 17.29%, 2/25/2032 (i)	36	49
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (i)	469	21
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (i)	7	8
Series 2002-21, Class LO, PO, 4/25/2032	16	14
Series 2002-15, Class ZA, 6.00%, 4/25/2032	1,151	1,259
Series 2002-21, Class PE, 6.50%, 4/25/2032	216	244
Series 2002-28, Class PK, 6.50%, 5/25/2032	458	516
Series 2002-37, Class Z, 6.50%, 6/25/2032	186	208
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	837	118
Series 2002-48, Class GH, 6.50%, 8/25/2032	538	606
Series 2004-79, Class S, IF, 13.12%, 8/25/2032 (i)	11	11
Series 2002-71, Class AP, 5.00%, 11/25/2032	127	135
Series 2011-39, Class ZA, 6.00%, 11/25/2032	3,438	3,886
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (i)	162	187
Series 2004-61, Class SH, IF, 14.27%, 11/25/2032 (i)	60	83
Series 2004-59, Class BG, PO, 12/25/2032	103	92
Series 2002-78, Class Z, 5.50%, 12/25/2032	1,127	1,254
Series 2002-77, Class S, IF, 10.03%, 12/25/2032 (i)	85	103
Series 2003-9, Class NZ, 6.50%, 2/25/2033	177	197
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	198	20
Series 2003-22, Class UD, 4.00%, 4/25/2033	1,860	1,970
Series 2003-35, Class EA, PO, 5/25/2033	51	45
Series 2003-42, Class GB, 4.00%, 5/25/2033	111	118
Series 2003-34, Class AX, 6.00%, 5/25/2033	309	348
Series 2003-34, Class ED, 6.00%, 5/25/2033	1,465	1,581
Series 2003-34, Class GE, 6.00%, 5/25/2033	757	832
Series 2003-39, IO, 6.00%, 5/25/2033 (i)	86	18
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	800	171
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	1,409	173
Series 2004-4, Class QI, IF, IO, 4.67%, 6/25/2033 (i)	553	24
Series 2003-47, Class PE, 5.75%, 6/25/2033	545	600
Series 2004-4, Class QM, IF, 9.34%, 6/25/2033 (i)	411	448
Series 2003-64, Class SX, IF, 7.54%, 7/25/2033 (i)	214	250
Series 2004-36, Class SN, IF, 9.34%, 7/25/2033 (i)	60	60
Series 2003-132, Class OA, PO, 8/25/2033	42	39
Series 2003-71, Class DS, IF, 4.15%, 8/25/2033 (i)	807	848
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	1,930	315
Series 2003-73, Class HC, 5.50%, 8/25/2033	933	1,039
Series 2003-74, Class SH, IF, 5.80%, 8/25/2033 (i)	81	92
Series 2005-56, Class TP, IF, 10.86%, 8/25/2033 (i)	299	341
Series 2003-91, Class SD, IF, 8.45%, 9/25/2033 (i)	144	170
Series 2013-100, Class WB, 3.00%, 10/25/2033	7,887	7,916
Series 2003-105, Class AZ, 5.50%, 10/25/2033	6,684	7,429
Series 2003-116, Class SB, IF, IO, 5.17%, 11/25/2033 (i)	1,034	177
Series 2006-44, Class P, PO, 12/25/2033	788	695
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	5,653	6,251
Series 2003-130, Class CS, IF, 9.24%, 12/25/2033 (i)	41	42
Series 2004-87, Class F, 3.18%, 1/25/2034 (i)	1,221	1,243
Series 2003-130, Class SX, IF, 7.88%, 1/25/2034 (i)	37	43
Series 2003-131, Class SK, IF, 11.34%, 1/25/2034 (i)	110	123
Series 2004-10, Class SC, IF, 18.88%, 2/25/2034 (i)	5	5
Series 2004-46, Class EP, PO, 3/25/2034	920	859
Series 2004-28, Class PF, 2.83%, 3/25/2034 (i)	844	846
Series 2004-17, Class H, 5.50%, 4/25/2034	1,999	2,251
Series 2004-25, Class SA, IF, 12.84%, 4/25/2034 (i)	479	629
Series 2004-36, Class FA, 2.83%, 5/25/2034 (i)	2,205	2,211

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-46, Class SK, IF, 9.82%, 5/25/2034 (i)	129	157
Series 2004-36, Class SA, IF, 12.84%, 5/25/2034 (i)	943	1,308
Series 2004-46, Class QB, IF, 14.28%, 5/25/2034 (i)	201	269
Series 2004-50, Class VZ, 5.50%, 7/25/2034	3,549	3,880
Series 2004-51, Class SY, IF, 9.38%, 7/25/2034 (i)	134	160
Series 2005-93, Class MF, 2.68%, 8/25/2034 (i)	534	535
Series 2004-79, Class SP, IF, 13.12%, 11/25/2034 (i)	83	87
Series 2005-57, Class CD, IF, 16.01%, 1/25/2035 (i)	11	11
Series 2006-60, Class DO, PO, 4/25/2035	299	294
Series 2005-25, Class PF, 2.78%, 4/25/2035 (i)	996	999
Series 2005-42, Class PS, IF, 10.93%, 5/25/2035 (i)	61	70
Series 2005-74, Class CS, IF, 13.34%, 5/25/2035 (i)	1,000	1,209
Series 2005-74, Class SK, IF, 13.45%, 5/25/2035 (i)	687	836
Series 2005-74, Class CP, IF, 15.84%, 5/25/2035 (i)	229	279
Series 2005-68, Class UC, 5.00%, 6/25/2035	97	97
Series 2005-59, Class SU, IF, 13.35%, 6/25/2035 (i)	292	419
Series 2005-56, Class S, IF, IO, 4.28%, 7/25/2035 (i)	716	116
Series 2005-66, Class SG, IF, 11.30%, 7/25/2035 (i)	272	360
Series 2005-68, Class PG, 5.50%, 8/25/2035	960	1,053
Series 2005-73, Class ZB, 5.50%, 8/25/2035	5,341	5,502
Series 2005-73, Class PS, IF, 10.63%, 8/25/2035 (i)	349	431
Series 2005-72, Class SB, IF, 10.80%, 8/25/2035 (i)	352	434
Series 2005-90, PO, 9/25/2035	120	114
Series 2005-75, Class SV, IF, 14.48%, 9/25/2035 (i)	93	121
Series 2010-39, Class OT, PO, 10/25/2035	219	200
Series 2005-84, Class XM, 5.75%, 10/25/2035	845	929
Series 2005-90, Class ES, IF, 10.80%, 10/25/2035 (i)	380	482
Series 2005-106, Class US, IF, 15.66%, 11/25/2035 (i)	1,809	2,503
Series 2005-110, Class GL, 5.50%, 12/25/2035	4,572	5,123
Series 2006-46, Class UC, 5.50%, 12/25/2035	477	508
Series 2005-109, Class PC, 6.00%, 12/25/2035	154	168
Series 2006-15, Class OT, PO, 1/25/2036	36	36
Series 2006-39, Class WC, 5.50%, 1/25/2036	311	333
Series 2006-16, Class OA, PO, 3/25/2036	177	157
Series 2006-8, Class WQ, PO, 3/25/2036	1,652	1,398
Series 2006-8, Class WN, IF, IO, 4.27%, 3/25/2036 (i)	6,058	1,148
Series 2006-12, Class BZ, 5.50%, 3/25/2036	2,071	2,265
Series 2006-16, Class HZ, 5.50%, 3/25/2036	649	716
Series 2006-8, Class JZ, 5.50%, 3/25/2036	2,343	2,571
Series 2006-11, Class PS, IF, 15.66%, 3/25/2036 (i)	153	231
Series 2006-22, Class AO, PO, 4/25/2036	572	508
Series 2006-23, Class KO, PO, 4/25/2036	227	208
Series 2006-27, Class OH, PO, 4/25/2036	464	421
Series 2006-23, Class FK, 2.68%, 4/25/2036 (i)	765	761
Series 2006-33, Class LS, IF, 19.22%, 5/25/2036 (i)	181	274
Series 2006-43, PO, 6/25/2036	154	141
Series 2006-43, Class DO, PO, 6/25/2036	474	414
Series 2006-44, Class GO, PO, 6/25/2036	301	265
Series 2006-50, Class JO, PO, 6/25/2036	1,064	927
Series 2006-50, Class PS, PO, 6/25/2036	1,303	1,190
Series 2006-46, Class FW, 2.83%, 6/25/2036 (i)	357	354
Series 2006-53, Class US, IF, IO, 4.15%, 6/25/2036 (i)	1,285	207
Series 2006-46, Class SW, IF, 15.29%, 6/25/2036 (i)	57	83
Series 2007-101, Class A2, 2.68%, 6/27/2036 (i)	3,714	3,646
Series 2006-113, PO, 7/25/2036	133	130
Series 2006-58, PO, 7/25/2036	184	162
Series 2006-58, Class AP, PO, 7/25/2036	95	83
Series 2006-65, Class QO, PO, 7/25/2036	349	310

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-56, Class FC, 2.72%, 7/25/2036 (i)	2,856	2,851
Series 2006-58, Class FL, 2.89%, 7/25/2036 (i)	297	298
Series 2006-58, Class IG, IF, IO, 4.09%, 7/25/2036 (i)	499	52
Series 2006-71, Class ZL, 6.00%, 7/25/2036	3,908	4,392
Series 2006-63, Class ZH, 6.50%, 7/25/2036	1,695	1,956
Series 2011-19, Class ZY, 6.50%, 7/25/2036	2,246	2,598
Series 2006-60, Class AK, IF, 19.08%, 7/25/2036 (i)	175	272
Series 2006-62, Class PS, HB, IF, 25.32%, 7/25/2036 (i)	133	229
Series 2006-72, Class TO, PO, 8/25/2036	121	105
Series 2006-79, Class DO, PO, 8/25/2036	256	234
Series 2006-79, Class OP, PO, 8/25/2036	361	337
Series 2006-79, Class DF, 2.78%, 8/25/2036 (i)	1,081	1,081
Series 2007-7, Class SG, IF, IO, 4.07%, 8/25/2036 (i)	810	190
Series 2006-77, Class PC, 6.50%, 8/25/2036	1,223	1,368
Series 2006-78, Class BZ, 6.50%, 8/25/2036	330	369
Series 2006-86, Class OB, PO, 9/25/2036	371	330
Series 2006-90, Class AO, PO, 9/25/2036	306	277
Series 2008-42, Class AO, PO, 9/25/2036	143	127
Series 2006-85, Class MZ, 6.50%, 9/25/2036	115	128
Series 2009-19, Class PW, 4.50%, 10/25/2036	1,578	1,685
Series 2006-95, Class SG, IF, 16.48%, 10/25/2036 (i)	201	286
Series 2006-109, PO, 11/25/2036	86	75
Series 2006-110, PO, 11/25/2036	538	472
Series 2006-111, Class EO, PO, 11/25/2036	247	221
Series 2006-115, Class OK, PO, 12/25/2036	301	260
Series 2006-119, PO, 12/25/2036	125	113
Series 2006-118, Class A1, 2.54%, 12/25/2036 (i)	624	621
Series 2006-118, Class A2, 2.57%, 12/25/2036 (i)	2,846	2,814
Series 2006-117, Class GS, IF, IO, 4.22%, 12/25/2036 (i)	1,156	176
Series 2006-115, Class ES, IF, 16.84%, 12/25/2036 (i)	51	71
Series 2006-128, PO, 1/25/2037	296	256
Series 2009-70, Class CO, PO, 1/25/2037	828	709
Series 2006-128, Class BP, 5.50%, 1/25/2037	256	272
Series 2007-10, Class FD, 2.68%, 2/25/2037 (i)	855	856
Series 2007-1, Class SD, HB, IF, 24.42%, 2/25/2037 (i)	73	202
Series 2007-14, Class OP, PO, 3/25/2037	239	215
Series 2007-77, Class FG, 2.93%, 3/25/2037 (i)	584	587
Series 2007-16, Class FC, 3.18%, 3/25/2037 (i)	417	434
Series 2007-22, Class SC, IF, IO, 3.65%, 3/25/2037 (i)	33	1
Series 2007-14, Class ES, IF, IO, 4.01%, 3/25/2037 (i)	2,094	363
Series 2009-63, Class P, 5.00%, 3/25/2037	53	57
Series 2007-18, Class MZ, 6.00%, 3/25/2037	640	689
Series 2007-28, Class EO, PO, 4/25/2037	782	723
Series 2007-35, Class SI, IF, IO, 3.67%, 4/25/2037 (i)	491	40
Series 2007-29, Class SG, IF, 14.57%, 4/25/2037 (i)	411	579
Series 2007-43, Class FL, 2.73%, 5/25/2037 (i)	372	371
Series 2007-42, Class B, 6.00%, 5/25/2037	1,400	1,559
Series 2007-54, Class FA, 2.83%, 6/25/2037 (i)	2,346	2,358
Series 2007-98, Class FB, 2.88%, 6/25/2037 (i)	190	198
Series 2007-92, Class YS, IF, IO, 3.35%, 6/25/2037 (i)	388	49
Series 2007-53, Class SH, IF, IO, 3.67%, 6/25/2037 (i)	1,239	172
Series 2007-54, Class WI, IF, IO, 3.67%, 6/25/2037 (i)	472	73
Series 2007-92, Class YA, 6.50%, 6/25/2037	233	258
Series 2007-67, PO, 7/25/2037	565	492
Series 2007-64, Class FB, 2.80%, 7/25/2037 (i)	540	540
Series 2007-97, Class FC, 2.93%, 7/25/2037 (i)	321	323
Series 2007-72, Class EK, IF, IO, 3.97%, 7/25/2037 (i)	3,574	541
Series 2007-65, Class KI, IF, IO, 4.19%, 7/25/2037 (i)	1,399	172

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-60, Class AX, IF, IO, 4.72%, 7/25/2037 (i)	5,819	1,331
Series 2007-70, Class Z, 5.50%, 7/25/2037	1,392	1,524
Series 2007-62, Class SE, IF, 10.43%, 7/25/2037 (i)	325	388
Series 2012-14, Class FB, 2.88%, 8/25/2037 (i)	1,161	1,165
Series 2007-76, Class AZ, 5.50%, 8/25/2037	400	440
Series 2007-76, Class ZG, 6.00%, 8/25/2037	511	573
Series 2007-78, Class CB, 6.00%, 8/25/2037	180	203
Series 2007-78, Class PE, 6.00%, 8/25/2037	838	933
Series 2007-81, Class GE, 6.00%, 8/25/2037	710	778
Series 2007-79, Class SB, IF, 15.11%, 8/25/2037 (i)	500	709
Series 2012-87, Class KF, 2.88%, 9/25/2037 (i)	2,590	2,595
Series 2007-88, Class VI, IF, IO, 4.11%, 9/25/2037 (i)	1,928	353
Series 2007-85, Class SL, IF, 10.08%, 9/25/2037 (i)	126	155
Series 2009-86, Class OT, PO, 10/25/2037	5,068	4,628
Series 2007-100, Class SM, IF, IO, 4.02%, 10/25/2037 (i)	1,585	254
Series 2007-91, Class ES, IF, IO, 4.03%, 10/25/2037 (i)	2,078	356
Series 2007-106, Class A7, 6.15%, 10/25/2037 (i)	544	600
Series 2007-108, Class SA, IF, IO, 3.93%, 12/25/2037 (i)	63	7
Series 2007-109, Class AI, IF, IO, 3.97%, 12/25/2037 (i)	1,813	211
Series 2007-112, Class SA, IF, IO, 4.02%, 12/25/2037 (i)	1,912	295
Series 2007-112, Class MJ, 6.50%, 12/25/2037	1,483	1,708
Series 2007-116, Class HI, IO, 1.18%, 1/25/2038 (i)	3,683	146
Series 2008-1, Class BI, IF, IO, 3.48%, 2/25/2038 (i)	1,695	259
Series 2008-4, Class SD, IF, IO, 3.57%, 2/25/2038 (i)	3,623	528
Series 2008-18, Class FA, 3.33%, 3/25/2038 (i)	411	420
Series 2008-16, Class IS, IF, IO, 3.77%, 3/25/2038 (i)	410	45
Series 2008-10, Class XI, IF, IO, 3.80%, 3/25/2038 (i)	561	58
Series 2008-20, Class SA, IF, IO, 4.56%, 3/25/2038 (i)	895	176
Series 2008-18, Class SP, IF, 9.14%, 3/25/2038 (i)	198	227
Series 2008-32, Class SA, IF, IO, 4.42%, 4/25/2038 (i)	417	43
Series 2008-27, Class SN, IF, IO, 4.47%, 4/25/2038 (i)	631	80
Series 2011-22, Class MA, 6.50%, 4/25/2038	331	341
Series 2008-28, Class QS, IF, 13.41%, 4/25/2038 (i)	247	312
Series 2008-44, PO, 5/25/2038	16	14
Series 2008-46, Class HI, IO, 1.65%, 6/25/2038 (i)	1,260	76
Series 2008-53, Class CI, IF, IO, 4.77%, 7/25/2038 (i)	479	72
Series 2008-56, Class AC, 5.00%, 7/25/2038	434	468
Series 2008-60, Class JC, 5.00%, 7/25/2038	437	479
Series 2011-47, Class ZA, 5.50%, 7/25/2038	1,771	1,968
Series 2008-80, Class SA, IF, IO, 3.42%, 9/25/2038 (i)	1,641	249
Series 2008-81, Class SB, IF, IO, 3.42%, 9/25/2038 (i)	1,171	96
Series 2011-111, Class DF, 2.83%, 12/25/2038 (i)	236	236
Series 2010-148, Class MA, 4.00%, 2/25/2039	852	863
Series 2009-6, Class GS, IF, IO, 4.12%, 2/25/2039 (i)	1,242	218
Series 2009-4, Class BD, 4.50%, 2/25/2039	77	81
Series 2009-17, Class QS, IF, IO, 4.22%, 3/25/2039 (i)	551	82
Series 2012-89, Class FD, 2.88%, 4/25/2039 (i)	2,189	2,188
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	813	132
Series 2009-47, Class MT, 7.00%, 7/25/2039	26	29
Series 2009-59, Class HB, 5.00%, 8/25/2039	3,105	3,332
Series 2009-60, Class HT, 6.00%, 8/25/2039	3,607	4,075
Series 2009-65, Class MT, 5.00%, 9/25/2039	1,924	1,977
Series 2009-69, Class WA, 6.03%, 9/25/2039 (i)	1,519	1,701
Series 2009-84, Class WS, IF, IO, 3.47%, 10/25/2039 (i)	505	56
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	1,818	331
Series 2009-99, Class SC, IF, IO, 3.75%, 12/25/2039 (i)	639	80
Series 2009-103, Class MB, 4.59%, 12/25/2039 (i)	1,910	2,030
Series 2009-99, Class WA, 6.30%, 12/25/2039 (i)	2,801	3,130

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-113, Class AO, PO, 1/25/2040	445	391
Series 2009-112, Class ST, IF, IO, 3.82%, 1/25/2040 (i)	1,278	196
Series 2010-1, Class WA, 6.23%, 2/25/2040 (i)	597	658
Series 2010-16, Class WB, 6.21%, 3/25/2040 (i)	1,977	2,252
Series 2010-16, Class WA, 6.44%, 3/25/2040 (i)	2,155	2,462
Series 2010-49, Class SC, IF, 7.80%, 3/25/2040 (i)	2,848	3,319
Series 2010-40, Class FJ, 3.03%, 4/25/2040 (i)	586	590
Series 2010-35, Class SB, IF, IO, 3.99%, 4/25/2040 (i)	883	117
Series 2010-35, Class SJ, IF, 9.57%, 4/25/2040 (i)	1,326	1,666
Series 2010-43, Class FD, 3.03%, 5/25/2040 (i)	816	823
Series 2010-42, Class S, IF, IO, 3.97%, 5/25/2040 (i)	587	82
Series 2010-63, Class AP, PO, 6/25/2040	744	652
Series 2010-64, Class DM, 5.00%, 6/25/2040	5,903	6,346
Series 2010-58, Class MB, 5.50%, 6/25/2040	8,520	9,287
Series 2010-71, Class HJ, 5.50%, 7/25/2040	3,401	3,817
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,794	2,009
Series 2010-111, Class AM, 5.50%, 10/25/2040	13,617	15,527
Series 2010-125, Class SA, IF, IO, 2.01%, 11/25/2040 (i)	6,396	463
Series 2011-101, Class FM, 2.98%, 1/25/2041 (i)	1,427	1,436
Series 2010-147, Class SA, IF, IO, 4.10%, 1/25/2041 (i)	6,259	1,242
Series 2011-30, Class LS, IO, 1.75%, 4/25/2041 (i)	6,661	381
Series 2011-149, Class EF, 2.93%, 7/25/2041 (i)	644	645
Series 2011-75, Class FA, 2.98%, 8/25/2041 (i)	1,663	1,678
Series 2011-149, Class MF, 2.93%, 11/25/2041 (i)	2,361	2,373
Series 2011-118, Class LB, 7.00%, 11/25/2041	10,004	11,691
Series 2011-118, Class MT, 7.00%, 11/25/2041	12,276	14,358
Series 2011-118, Class NT, 7.00%, 11/25/2041	10,939	12,592
Series 2002-90, Class A1, 6.50%, 6/25/2042	531	605
Series 2012-99, Class FA, 2.88%, 9/25/2042 (i)	3,106	3,099
Series 2012-101, Class FC, 2.93%, 9/25/2042 (i)	1,905	1,907
Series 2012-97, Class FB, 2.93%, 9/25/2042 (i)	6,745	6,772
Series 2012-108, Class F, 2.93%, 10/25/2042 (i)	5,616	5,632
Series 2013-81, Class TA, 3.00%, 2/25/2043	6,000	5,889
Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,804	3,950
Series 2013-92, PO, 9/25/2043	11,311	9,426
Series 2013-101, Class DO, PO, 10/25/2043	8,962	7,352
Series 2013-128, PO, 12/25/2043	18,738	16,021
Series 2013-135, PO, 1/25/2044	7,322	6,034
Series 2018-63, Class DA, 3.50%, 9/25/2048	15,827	16,107
Series 2010-103, Class SB, IF, IO, 3.67%, 11/25/2049 (i)	816	66
Series 2011-2, Class WA, 5.84%, 2/25/2051 (i)	1,009	1,097
Series 2011-58, Class WA, 5.43%, 7/25/2051 (i)	268	297
FNMA REMIC Trust
Series 2004-W10, Class A6, 5.75%, 8/25/2034	5,832	6,438
Series 2006-72, Class GO, PO, 8/25/2036	626	572
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	275	305
Series 2007-42, Class AO, PO, 5/25/2037	108	98
Series 2007-W5, PO, 6/25/2037	253	227
Series 2007-W7, Class 1A4, HB, IF, 24.60%, 7/25/2037 (i)	196	327
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (i)	128	144
Series 2003-W1, Class 1A1, 5.35%, 12/25/2042 (i)	941	1,014
Series 2003-W1, Class 2A, 5.86%, 12/25/2042 (i)	251	276
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	706	817
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,338	1,543
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	1,049	1,202
Series 2007-W10, Class 2A, 6.32%, 8/25/2047 (i)	135	148
Series 2009-W1, Class A, 6.00%, 12/25/2049	5,101	5,789
FNMA STRIPS
Series 368, Class 3, IO, 4.50%, 11/25/2020	2	—	(j)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 218, Class 2, IO, 7.50%, 4/25/2023	6	1
Series 265, Class 2, 9.00%, 3/25/2024	5	5
Series 300, Class 1, PO, 9/25/2024	455	433
Series 329, Class 1, PO, 1/25/2033	83	76
Series 345, Class 6, IO, 5.00%, 12/25/2033 (i)	113	17
Series 365, Class 8, IO, 5.50%, 5/25/2036	430	88
Series 374, Class 5, IO, 5.50%, 8/25/2036	289	50
Series 393, Class 6, IO, 5.50%, 4/25/2037	132	21
Series 383, Class 33, IO, 6.00%, 1/25/2038	285	54
Series 412, Class F2, 2.93%, 8/25/2042 (i)	6,351	6,373
Series 411, Class F1, 2.98%, 8/25/2042 (i)	15,963	16,116
FNMA Trust
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	2,008	2,282
Series 2003-W8, Class 3F1, 2.83%, 5/25/2042 (i)	269	266
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	504	563
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	880	995
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	3,227	3,506
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	1,194	1,352
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	1,296	1,494
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	451	513
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	448	519
Series 2004-W15, Class 2AF, 2.68%, 8/25/2044 (i)	1,265	1,257
Series 2005-W3, Class 2AF, 2.65%, 3/25/2045 (i)	10,132	10,091
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	568	633
Series 2006-W2, Class 2A, 4.43%, 11/25/2045 (i)	1,529	1,617
Series 2006-W2, Class 1AF1, 2.65%, 2/25/2046 (i)	4,775	4,774
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.69%, 11/25/2046 (i)	8,563	8,435
G2sf, Inc. 5.00%, 8/20/2048 (l)	60,000	63,797
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.80%, 12/19/2033 (i)	1,592	1,625
Series 2003-J8, Class A, 5.25%, 12/25/2033	68	70
Series 2005-AR3, Class 3A4, 3.86%, 6/19/2035 (i)	752	750
GNMA
Series 2008-36, Class AY, 5.00%, 4/16/2023	181	181
Series 1994-7, Class PQ, 6.50%, 10/16/2024	730	729
Series 1999-4, Class ZB, 6.00%, 2/20/2029	838	836
Series 2000-31, Class Z, 9.00%, 10/20/2030	163	162
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	11	—	(j)
Series 2000-35, Class ZA, 9.00%, 11/20/2030	105	125
Series 2001-35, Class SA, IF, IO, 5.81%, 8/16/2031 (i)	130	2
Series 2002-41, Class SV, IF, 9.00%, 6/16/2032 (i)	14	15
Series 2002-45, Class QE, 6.50%, 6/20/2032	1,792	1,789
Series 2002-47, Class PG, 6.50%, 7/16/2032	527	526
Series 2002-47, Class PY, 6.00%, 7/20/2032	180	179
Series 2002-47, Class ZA, 6.50%, 7/20/2032	924	922
Series 2002-52, Class GH, 6.50%, 7/20/2032	619	618
Series 2003-114, Class SH, IF, 10.23%, 11/17/2032 (i)	115	128
Series 2002-75, Class PB, 6.00%, 11/20/2032	1,259	1,330
Series 2010-14, Class AO, PO, 12/20/2032	366	359
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	3,455	3,774
Series 2003-58, Class BE, 6.50%, 1/20/2033	918	1,025
Series 2003-11, Class SK, IF, IO, 5.26%, 2/16/2033 (i)	368	27
Series 2008-29, PO, 2/17/2033	176	173
Series 2003-12, Class SP, IF, IO, 5.26%, 2/20/2033 (i)	205	37
Series 2003-24, PO, 3/16/2033	66	62
Series 2004-87, Class SB, IF, 4.87%, 3/17/2033 (i)	15	16
Series 2003-40, Class TJ, 6.50%, 3/20/2033	1,743	1,939
Series 2003-46, Class TC, 6.50%, 3/20/2033	511	559
Series 2003-25, Class PZ, 5.50%, 4/20/2033	1,938	2,094
Series 2003-46, Class MG, 6.50%, 5/20/2033	672	748

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-52, Class AP, PO, 6/16/2033	353	311
Series 2003-75, Class ZX, 6.00%, 9/16/2033	1,088	1,205
Series 2003-90, PO, 10/20/2033	55	50
Series 2010-41, Class WA, 5.82%, 10/20/2033 (i)	1,299	1,455
Series 2003-97, Class SA, IF, IO, 4.11%, 11/16/2033 (i)	735	85
Series 2003-112, Class SA, IF, IO, 4.11%, 12/16/2033 (i)	706	101
Series 2004-28, Class S, IF, 12.96%, 4/16/2034 (i)	352	492
Series 2005-7, Class JM, IF, 11.36%, 5/18/2034 (i)	35	40
Series 2004-46, PO, 6/20/2034	628	580
Series 2004-49, Class Z, 6.00%, 6/20/2034	2,340	2,587
Series 2004-73, Class AE, IF, 9.83%, 8/17/2034 (i)	238	261
Series 2010-103, Class WA, 5.71%, 8/20/2034 (i)	696	772
Series 2004-73, Class JL, IF, IO, 4.11%, 9/16/2034 (i)	2,443	386
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (i)	274	296
Series 2004-71, Class SB, IF, 17.48%, 9/20/2034 (i)	274	397
Series 2004-83, Class AP, IF, 8.99%, 10/16/2034 (i)	32	35
Series 2004-89, Class LS, IF, 15.45%, 10/16/2034 (i)	228	313
Series 2004-90, Class SI, IF, IO, 3.66%, 10/20/2034 (i)	3,597	498
Series 2005-44, Class SP, IF, 7.32%, 10/20/2034 (i)	30	30
Series 2004-96, Class SC, IF, IO, 3.64%, 11/20/2034 (i)	1,872	67
Series 2005-3, Class SK, IF, IO, 4.31%, 1/20/2035 (i)	2,471	302
Series 2005-68, Class DP, IF, 10.56%, 6/17/2035 (i)	893	1,053
Series 2008-79, Class CS, IF, 4.36%, 6/20/2035 (i)	1,287	1,370
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	257	54
Series 2005-66, Class SP, IF, 12.71%, 8/16/2035 (i)	139	201
Series 2010-14, Class CO, PO, 8/20/2035	1,508	1,319
Series 2005-65, Class SA, IF, 13.49%, 8/20/2035 (i)	27	31
Series 2005-68, Class KI, IF, IO, 3.86%, 9/20/2035 (i)	5,094	692
Series 2005-72, Class AZ, 5.50%, 9/20/2035	1,531	1,658
Series 2005-82, PO, 10/20/2035	326	286
Series 2010-14, Class BO, PO, 11/20/2035	471	417
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	494	91
Series 2006-20, Class QA, 5.75%, 2/20/2036	275	289
Series 2006-16, Class OP, PO, 3/20/2036	408	379
Series 2006-22, Class AO, PO, 5/20/2036	565	524
Series 2006-38, Class SW, IF, IO, 4.06%, 6/20/2036 (i)	70	3
Series 2006-34, PO, 7/20/2036	81	74
Series 2006-33, Class Z, 6.50%, 7/20/2036	2,316	2,654
Series 2006-38, Class ZK, 6.50%, 8/20/2036	3,139	3,507
Series 2006-59, Class SD, IF, IO, 4.26%, 10/20/2036 (i)	764	133
Series 2006-57, Class PZ, 5.56%, 10/20/2036	1,408	1,510
Series 2006-65, Class SA, IF, IO, 4.36%, 11/20/2036 (i)	1,240	169
Series 2011-22, Class WA, 5.87%, 2/20/2037 (i)	468	530
Series 2007-57, PO, 3/20/2037	1,446	1,332
Series 2007-9, Class CI, IF, IO, 3.76%, 3/20/2037 (i)	1,309	181
Series 2007-17, Class JO, PO, 4/16/2037	746	632
Series 2007-17, Class JI, IF, IO, 4.37%, 4/16/2037 (i)	1,923	334
Series 2007-19, Class SD, IF, IO, 3.76%, 4/20/2037 (i)	741	78
Series 2010-129, Class AW, 6.01%, 4/20/2037 (i)	879	973
Series 2007-25, Class FN, 2.74%, 5/16/2037 (i)	536	535
Series 2007-28, Class BO, PO, 5/20/2037	118	103
Series 2007-26, Class SC, IF, IO, 3.76%, 5/20/2037 (i)	1,470	175
Series 2007-27, Class SD, IF, IO, 3.76%, 5/20/2037 (i)	1,478	226
Series 2007-35, PO, 6/16/2037	2,152	1,916
Series 2007-36, Class HO, PO, 6/16/2037	223	190
Series 2007-36, Class SE, IF, IO, 4.03%, 6/16/2037 (i)	956	126
Series 2007-36, Class SJ, IF, IO, 3.81%, 6/20/2037 (i)	1,184	122
Series 2007-45, Class QA, IF, IO, 4.20%, 7/20/2037 (i)	1,680	208

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-40, Class SN, IF, IO, 4.24%, 7/20/2037 (i)	1,667	221
Series 2007-40, Class SD, IF, IO, 4.31%, 7/20/2037 (i)	1,146	159
Series 2007-50, Class AI, IF, IO, 4.33%, 8/20/2037 (i)	417	44
Series 2008-20, PO, 9/20/2037	194	187
Series 2007-53, Class ES, IF, IO, 4.11%, 9/20/2037 (i)	1,129	160
Series 2007-53, Class SW, IF, 12.88%, 9/20/2037 (i)	293	371
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	1,631	163
Series 2008-7, Class SP, IF, 8.52%, 10/20/2037 (i)	203	229
Series 2009-79, Class OK, PO, 11/16/2037	2,318	2,077
Series 2007-74, Class SL, IF, IO, 4.10%, 11/16/2037 (i)	1,298	219
Series 2007-73, Class MI, IF, IO, 3.56%, 11/20/2037 (i)	1,310	158
Series 2007-76, Class SB, IF, IO, 4.06%, 11/20/2037 (i)	2,523	316
Series 2007-67, Class SI, IF, IO, 4.07%, 11/20/2037 (i)	1,455	169
Series 2007-72, Class US, IF, IO, 4.11%, 11/20/2037 (i)	1,145	145
Series 2008-7, Class SK, IF, 12.63%, 11/20/2037 (i)	144	189
Series 2007-79, Class SY, IF, IO, 4.11%, 12/20/2037 (i)	1,761	242
Series 2008-1, PO, 1/20/2038	83	72
Series 2015-137, Class WA, 5.48%, 1/20/2038 (i)	4,655	5,247
Series 2009-106, Class ST, IF, IO, 3.56%, 2/20/2038 (i)	11,556	1,715
Series 2008-17, IO, 5.50%, 2/20/2038	285	38
Series 2008-33, Class XS, IF, IO, 5.26%, 4/16/2038 (i)	687	123
Series 2008-36, Class SH, IF, IO, 3.86%, 4/20/2038 (i)	1,809	249
Series 2008-40, Class SA, IF, IO, 3.96%, 5/16/2038 (i)	5,997	948
Series 2008-55, Class SA, IF, IO, 3.76%, 6/20/2038 (i)	432	67
Series 2008-50, Class KB, 6.00%, 6/20/2038	904	1,032
Series 2008-60, Class CS, IF, IO, 3.71%, 7/20/2038 (i)	1,550	174
Series 2008-69, Class QD, 5.75%, 7/20/2038	1,493	1,576
Series 2008-71, Class SC, IF, IO, 3.56%, 8/20/2038 (i)	552	74
Series 2012-59, Class WA, 5.57%, 8/20/2038 (i)	2,249	2,551
Series 2008-76, Class US, IF, IO, 3.46%, 9/20/2038 (i)	1,851	246
Series 2008-81, Class S, IF, IO, 3.76%, 9/20/2038 (i)	3,767	395
Series 2009-25, Class SE, IF, IO, 5.16%, 9/20/2038 (i)	801	116
Series 2011-97, Class WA, 6.13%, 11/20/2038 (i)	1,495	1,693
Series 2009-35, Class SN, IF, IO, 3.96%, 12/16/2038 (i)	82	1
Series 2008-93, Class AS, IF, IO, 3.26%, 12/20/2038 (i)	1,897	194
Series 2008-96, Class SL, IF, IO, 3.56%, 12/20/2038 (i)	1,045	97
Series 2008-95, Class DS, IF, IO, 4.86%, 12/20/2038 (i)	3,355	440
Series 2011-163, Class WA, 5.86%, 12/20/2038 (i)	5,192	5,868
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	403	33
Series 2014-6, Class W, 5.40%, 1/20/2039 (i)	4,090	4,492
Series 2009-6, Class SA, IF, IO, 3.66%, 2/16/2039 (i)	882	110
Series 2009-11, Class SC, IF, IO, 3.71%, 2/16/2039 (i)	1,383	128
Series 2009-10, Class SA, IF, IO, 3.51%, 2/20/2039 (i)	1,522	176
Series 2009-6, Class SH, IF, IO, 3.60%, 2/20/2039 (i)	940	88
Series 2009-24, Class DS, IF, IO, 3.86%, 3/20/2039 (i)	218	4
Series 2009-31, Class TS, IF, IO, 3.86%, 3/20/2039 (i)	1,457	109
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	483	101
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	1,099	263
Series 2009-22, Class SA, IF, IO, 3.83%, 4/20/2039 (i)	2,753	292
Series 2009-35, Class ZB, 5.50%, 5/16/2039	13,764	15,474
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	329	58
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	445	98
Series 2009-102, Class SM, IF, IO, 3.96%, 6/16/2039 (i)	1,102	32
Series 2009-43, Class SA, IF, IO, 3.51%, 6/20/2039 (i)	1,483	190
Series 2009-42, Class SC, IF, IO, 3.64%, 6/20/2039 (i)	2,090	245
Series 2009-64, Class SN, IF, IO, 3.66%, 7/16/2039 (i)	2,410	254
Series 2009-72, Class SM, IF, IO, 3.81%, 8/16/2039 (i)	2,318	314
Series 2009-104, Class AB, 7.00%, 8/16/2039	1,262	1,389
Series 2009-81, Class SB, IF, IO, 3.65%, 9/20/2039 (i)	3,681	391

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,753	3,274
Series 2009-106, Class AS, IF, IO, 3.96%, 11/16/2039 (i)	2,954	380
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	4,261
Series 2015-91, Class W, 5.25%, 5/20/2040 (i)	4,241	4,699
Series 2013-75, Class WA, 5.17%, 6/20/2040 (i)	1,182	1,300
Series 2011-137, Class WA, 5.56%, 7/20/2040 (i)	2,165	2,438
Series 2010-130, Class CP, 7.00%, 10/16/2040	4,292	4,990
Series 2010-157, Class OP, PO, 12/20/2040	5,716	4,881
Series 2011-75, Class SM, IF, IO, 4.16%, 5/20/2041 (i)	2,900	455
Series 2013-26, Class AK, 4.66%, 9/20/2041 (i)	3,287	3,559
Series 2014-188, Class W, 4.60%, 10/20/2041 (i)	3,408	3,676
Series 2012-141, Class WA, 4.53%, 11/16/2041 (i)	3,477	3,815
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,541
Series 2012-141, Class WC, 3.70%, 1/20/2042 (i)	3,522	3,724
Series 2012-141, Class WB, 3.98%, 9/16/2042 (i)	2,173	2,311
Series 2014-41, Class W, 4.64%, 10/20/2042 (i)	3,550	3,818
Series 2013-54, Class WA, 4.75%, 11/20/2042 (i)	1,908	2,073
Series 2013-91, Class WA, 4.48%, 4/20/2043 (i)	2,083	2,197
Series 2012-H24, Class FA, 2.94%, 3/20/2060 (i)	175	174
Series 2012-H24, Class FG, 2.92%, 4/20/2060 (i)	1,187	1,185
Series 2013-H03, Class FA, 2.79%, 8/20/2060 (i)	82	82
Series 2011-H05, Class FB, 2.99%, 12/20/2060 (i)	1,918	1,918
Series 2012-H22, Class FD, 2.96%, 1/20/2061 (i)	4,648	4,648
Series 2011-H06, Class FA, 2.94%, 2/20/2061 (i)	2,440	2,437
Series 2012-H21, Class CF, 3.19%, 5/20/2061 (i)	680	683
Series 2011-H19, Class FA, 2.96%, 8/20/2061 (i)	2,707	2,706
Series 2012-H26, Class JA, 3.04%, 10/20/2061 (i)	1,240	1,240
Series 2012-H10, Class FA, 3.04%, 12/20/2061 (i)	49,261	49,324
Series 2012-H08, Class FB, 3.09%, 3/20/2062 (i)	8,196	8,215
Series 2013-H07, Class MA, 3.04%, 4/20/2062 (i)	627	627
Series 2012-H08, Class FS, 3.19%, 4/20/2062 (i)	6,249	6,292
Series 2012-H15, Class FA, 2.94%, 5/20/2062 (i)	339	339
Series 2012-H26, Class MA, 3.04%, 7/20/2062 (i)	605	605
Series 2012-H18, Class NA, 3.01%, 8/20/2062 (i)	1,857	1,857
Series 2012-H28, Class FA, 3.07%, 9/20/2062 (i)	5,006	5,008
Series 2012-H24, Class FD, 3.08%, 9/20/2062 (i)	31	31
Series 2012-H27, Class FB, 2.99%, 10/20/2062 (i)	175	175
Series 2012-H29, Class FA, 3.01%, 10/20/2062 (i)	22,517	22,528
Series 2012-H24, Class FE, 3.09%, 10/20/2062 (i)	1,703	1,704
Series 2013-H02, Class HF, 2.79%, 11/20/2062 (i)	171	171
Series 2013-H01, Class FA, 1.65%, 1/20/2063	14,102	13,980
Series 2013-H01, Class JA, 2.81%, 1/20/2063 (i)	10,206	10,166
Series 2013-H04, Class SA, 2.91%, 2/20/2063 (i)	1,981	1,976
Series 2013-H08, Class FC, 2.94%, 2/20/2063 (i)	11,071	11,060
Series 2013-H07, Class HA, 2.90%, 3/20/2063 (i)	8,523	8,506
Series 2013-H09, Class HA, 1.65%, 4/20/2063	6,882	6,799
Series 2013-H14, Class FG, 2.96%, 5/20/2063 (i)	2,282	2,281
Series 2013-H14, Class FC, 2.96%, 6/20/2063 (i)	2,435	2,434
Series 2014-H01, Class FD, 3.14%, 1/20/2064 (i)	17,090	17,160
Series 2014-H05, Class FA, 3.18%, 2/20/2064 (i)	11,372	11,457
Series 2014-H06, Class HB, 3.14%, 3/20/2064 (i)	3,752	3,766
Series 2014-H09, Class TA, 3.09%, 4/20/2064 (i)	12,385	12,419
Series 2014-H10, Class TA, 3.09%, 4/20/2064 (i)	17,717	17,788
Series 2014-H11, Class VA, 2.99%, 6/20/2064 (i)	20,783	20,787
Series 2014-H15, Class FA, 2.99%, 7/20/2064 (i)	19,378	19,382
Series 2014-H17, Class FC, 2.99%, 7/20/2064 (i)	15,053	15,056
Series 2014-H19, Class FE, 2.96%, 9/20/2064 (i)	19,082	19,066
Series 2014-H20, Class LF, 3.09%, 10/20/2064 (i)	7,871	7,863

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-H02, Class FB, 2.99%, 12/20/2064 (i)	9,377	9,379
Series 2015-H03, Class FA, 2.99%, 12/20/2064 (i)	9,114	9,116
Series 2015-H07, Class ES, 2.95%, 2/20/2065 (i)	13,019	13,011
Series 2015-H05, Class FC, 2.97%, 2/20/2065 (i)	32,663	32,646
Series 2015-H06, Class FA, 2.97%, 2/20/2065 (i)	18,818	18,811
Series 2015-H08, Class FC, 2.97%, 3/20/2065 (i)	46,557	46,533
Series 2015-H10, Class FC, 2.97%, 4/20/2065 (i)	37,523	37,503
Series 2015-H12, Class FA, 2.97%, 5/20/2065 (i)	22,915	22,904
Series 2015-H15, Class FD, 2.93%, 6/20/2065 (i)	11,205	11,181
Series 2015-H15, Class FJ, 2.93%, 6/20/2065 (i)	15,944	15,911
Series 2015-H18, Class FA, 2.94%, 6/20/2065 (i)	15,860	15,842
Series 2015-H16, Class FG, 2.93%, 7/20/2065 (i)	19,165	19,125
Series 2015-H16, Class FL, 2.93%, 7/20/2065 (i)	25,495	25,441
Series 2015-H20, Class FA, 2.96%, 8/20/2065 (i)	16,611	16,596
Series 2015-H26, Class FG, 3.01%, 10/20/2065 (i)	4,939	4,944
Series 2015-H32, Class FH, 3.15%, 12/20/2065 (i)	10,988	11,060
Series 2016-H07, Class FA, 3.24%, 3/20/2066 (i)	48,655	49,142
Series 2016-H07, Class FB, 3.24%, 3/20/2066 (i)	12,276	12,399
Series 2016-H11, Class FD, 3.13%, 5/20/2066 (i)	23,776	24,122
Series 2016-H26, Class FC, 3.49%, 12/20/2066 (i)	17,095	17,364
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067 (i)	78,645	9,563
Series 2017-H14, Class XI, IO, 1.63%, 6/20/2067 (i)	62,725	5,921
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	48,197	47,446
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 2.83%, 6/25/2034 (b) (i)	489	464
Series 2005-RP2, Class 1AF, 2.78%, 3/25/2035 (b) (i)	883	819
Series 2005-RP3, Class 1AS, IO, 2.03%, 9/25/2035 ‡ (b) (i)	4,113	442
Series 2005-RP3, Class 1AF, 2.78%, 9/25/2035 (b) (i)	5,579	4,935
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.83%, 9/25/2032 (i)	44	43
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	199	208
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	785	810
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	490	526
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	596	623
Series 2005-5F, Class 8A3, 2.93%, 6/25/2035 (i)	233	220
Series 2005-AR6, Class 3A1, 4.60%, 9/25/2035 (i)	59	61
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	1,064	1,123
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	530	636
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,965	2,478
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (b) (f)	38,825	38,515
4.25%, 6/25/2023 (i)	18,838	18,883
Impac CMB Trust Series 2005-4, Class 2A1, 3.03%, 5/25/2035 (i)	848	854
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	645	684
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 2.78%, 5/25/2036 (i)	2,250	2,266
Series 2006-2, Class 2A1, 2.78%, 8/25/2036 (i)	1,946	1,948
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.63%, 11/25/2033 (i)	2,584	2,675
Series 2004-A3, Class 4A1, 4.75%, 7/25/2034 (i)	169	174
Series 2006-A3, Class 6A1, 4.12%, 8/25/2034 (i)	613	616
Series 2006-A2, Class 4A1, 4.58%, 8/25/2034 (i)	5,423	5,657
Series 2004-A4, Class 1A1, 4.64%, 9/25/2034 (i)	396	414
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	58	57
Series 2005-A1, Class 3A4, 4.74%, 2/25/2035 (i)	880	911
Series 2007-A1, Class 5A1, 4.68%, 7/25/2035 (i)	580	601
Series 2007-A1, Class 5A2, 4.68%, 7/25/2035 (i)	232	241
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.79%, 4/25/2036 (i)	463	407
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	309	289
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	2,903	1,991

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.83%, 4/21/2034 (i)	1,202		1,244
Series 2004-3, Class 4A2, 4.22%, 4/25/2034 (i)	265		250
Series 2004-15, Class 3A1, 4.86%, 12/25/2034 (i)	338		332
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	11		11
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	6		6
Series 2005-6, Class 3A1, 5.50%, 11/25/2020	266		257
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	262		273
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	217		228
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,709		1,817
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	384		410
Series 2004-6, Class 30PO, PO, 7/25/2034 ‡	259		219
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	167		173
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	193		165
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(j)	—	(j)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	1		1
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	4		4
Series 2003-12, Class 30PO, PO, 12/25/2033 ‡	31		29
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	90		90
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	460		475
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	206		210
Series 2004-1, Class 30PO, PO, 2/25/2034 ‡	19		17
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 2.78%, 5/25/2035 (b) (i)	7,723		5,592
Series 2006-2, Class 1A1, 4.38%, 5/25/2036 (b) (i)	928		891
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (b)	224		184
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 3.05%, 10/25/2028 (i)	769		773
Series 2003-F, Class A1, 3.07%, 10/25/2028 (i)	1,698		1,698
Series 2004-A, Class A1, 2.89%, 4/25/2029 (i)	307		306
Series 2004-C, Class A2, 3.51%, 7/25/2029 (i)	542		542
Series 2003-A5, Class 2A6, 4.54%, 8/25/2033 (i)	366		383
Series 2004-A4, Class A2, 4.32%, 8/25/2034 (i)	722		747
Series 2004-1, Class 2A1, 4.36%, 12/25/2034 (i)	737		744
Series 2005-A2, Class A1, 4.46%, 2/25/2035 (i)	1,100		1,115
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 3.69%, 6/25/2037 (i)	713		709
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020 ‡	—	(j)	—	(j)
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.23%, 10/25/2019 (i)	134		127
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (i)	1,718		1,853
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 2.92%, 6/15/2030 (i)	1,905		1,898
Series 2000-TBC3, Class A1, 2.88%, 12/15/2030 (i)	454		443
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (i)	503		503
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	678		678
Series 2010-R3, Class 1A, 3.03%, 12/8/2020 (i)	10,651		10,676
New Residential Mortgage Loan Trust Series 2019-RPL1, Class A1, 4.33%, 2/26/2024 (b) (f)	23,509		23,796
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	69		75
Series 2003-A1, Class A1, 5.50%, 5/25/2033	78		82
Series 2003-A1, Class A2, 6.00%, 5/25/2033	177		182
PaineWebber CMO Trust Series P, Class 4, 8.50%, 8/1/2019	—	(j)	—	(j)
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	682		724
Prog 2018-jpm 7/24/2023 ‡	50,000		50,000

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.85%, 5/25/2035 (i)	75	75
RALI Trust
Series 2002-QS16, Class A3, IF, 11.54%, 10/25/2017 (i)	1	1
Series 2003-QS9, Class A3, IF, IO, 5.12%, 5/25/2018 ‡ (i)	9	—	(j)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	1	—	(j)
Series 2003-QS12, Class A2A, IF, IO, 5.17%, 6/25/2018 ‡ (i)	2	—	(j)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	10	10
Series 2005-QA6, Class A32, 5.26%, 5/25/2035 (i)	907	683
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	147	138
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.44%, 11/25/2033 (b) (i)	1,955	2,010
Series 2009-1, Class 1A1, 6.50%, 2/26/2036 (b) (i)	1,764	1,836
Reperforming Loan REMIC Trust Series 2005-R1, Class 2APO, PO, 3/25/2035 ‡ (b)	65	57
REPO FUNDS 5/1/2020 ‡	20,502	20,502
Residential Asset Securitization Trust
Series 2003-A8, Class A5, 4.25%, 10/25/2018	30	30
Series 2003-A14, Class A1, 4.75%, 2/25/2019	1	1
Series 2005-A2, Class A4, IF, IO, 2.62%, 3/25/2035 ‡ (i)	6,202	457
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	606	589
RFMSI Trust Series 2005-SA4, Class 1A1, 4.01%, 9/25/2035 (i)	333	306
SART
4.75%, 7/15/2024	64,351	65,349
4.76%, 6/15/2025	73,594	74,771
Seasoned Credit Risk Transfer Trust
Series 2018-4, Class MA, 3.50%, 3/25/2058	29,378	30,241
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	70,263	71,533
Series 2019-1, Class M55D, 4.00%, 7/25/2058	45,559	47,586
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	18,229	18,903
Sequoia Mortgage Trust
Series 2004-8, Class A1, 3.14%, 9/20/2034 (i)	913	916
Series 2004-8, Class A2, 3.49%, 9/20/2034 (i)	1,211	1,209
Series 2004-10, Class A1A, 3.06%, 11/20/2034 (i)	381	384
Series 2004-11, Class A1, 3.04%, 12/20/2034 (i)	1,074	1,074
Series 2004-12, Class A3, 3.20%, 1/20/2035 (i)	998	947
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 3.10%, 10/19/2034 (i)	1,152	1,154
Series 2005-AR5, Class A3, 2.69%, 7/19/2035 (i)	4,308	4,263
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 4.53%, 12/25/2033 (i)	1,232	1,260
Series 2004-4XS, Class 1A5, 5.22%, 2/25/2034 (f)	1,753	1,816
Series 2005-RF3, Class 1A, 2.78%, 6/25/2035 (b) (i)	652	582
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 4.44%, 11/25/2033 (i)	335	339
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 3.07%, 9/25/2043 (i)	2,626	2,649
Series 2004-4, Class 3A, 4.23%, 12/25/2044 (i)	2,041	2,086
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	1,699	1,816
Series 1994-1, Class 1, 5.32%, 2/15/2024 (i)	544	571
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,410	1,502
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	870	964
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	402	444
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	1,304	1,454
Series 1998-1, Class 2E, 7.00%, 3/15/2028	833	938
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 10.78%, 6/25/2033 (i)	190	232
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	434	445
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	1	—	(j)
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	4	4
Series 2003-S1, Class A5, 5.50%, 4/25/2033	668	695
Series 2003-AR7, Class A7, 4.16%, 8/25/2033 (i)	596	609
Series 2003-AR9, Class 1A6, 4.34%, 9/25/2033 (i)	3,644	3,776

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2003-AR9, Class 2A, 4.38%, 9/25/2033 (i)	645	663
Series 2003-S9, Class P, PO, 10/25/2033 ‡	28	26
Series 2003-AR11, Class A6, 4.34%, 10/25/2033 (i)	2,012	2,078
Series 2003-S9, Class A8, 5.25%, 10/25/2033	2,678	2,750
Series 2004-AR3, Class A1, 4.51%, 6/25/2034 (i)	898	923
Series 2004-AR3, Class A2, 4.51%, 6/25/2034 (i)	1,154	1,186
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	2,732	2,883
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	363	369
Series 2006-AR10, Class 2P, 3.96%, 9/25/2036 ‡ (i)	92	77
Series 2006-AR8, Class 1A2, 3.93%, 8/25/2046 (i)	524	504
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	101	81
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	812	818
Series 2005-2, Class 2A3, IF, IO, 2.57%, 4/25/2035 ‡ (i)	2,073	243
Series 2005-2, Class 1A4, IF, IO, 2.62%, 4/25/2035 ‡ (i)	6,177	660
Series 2005-4, Class CB7, 5.50%, 6/25/2035	2,245	2,185
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	2,239	430
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	391	377
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	161	152
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	1	1
Wells Fargo Alternative Loan Trust
Series 2003-1, Class APO, PO, 9/25/2033 ‡	56	52
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	187	180
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.68%, 11/25/2033 (i)	1,283	1,316
Series 2003-K, Class 1A2, 4.68%, 11/25/2033 (i)	49	51
Series 2004-B, Class A1, 4.94%, 2/25/2034 (i)	401	412
Series 2004-4, Class A9, 5.50%, 5/25/2034	321	330
Series 2004-I, Class 1A1, 4.87%, 7/25/2034 (i)	1,952	2,035
Series 2004-P, Class 2A1, 4.65%, 9/25/2034 (i)	4,105	4,260
Series 2004-S, Class A1, 4.69%, 9/25/2034 (i)	1,592	1,649
Series 2004-V, Class 1A1, 4.74%, 10/25/2034 (i)	690	714
Series 2004-V, Class 1A2, 4.74%, 10/25/2034 (i)	885	929
Series 2004-EE, Class 3A1, 4.77%, 12/25/2034 (i)	1,094	1,132
Series 2004-EE, Class 3A2, 4.77%, 12/25/2034 (i)	357	370
Series 2004-EE, Class 2A1, 4.80%, 12/25/2034 (i)	829	858
Series 2004-EE, Class 2A2, 4.80%, 12/25/2034 (i)	564	588
Series 2005-AR3, Class 1A1, 4.80%, 3/25/2035 (i)	6,986	7,279
Series 2005-AR8, Class 2A1, 4.97%, 6/25/2035 (i)	861	896
Series 2005-14, Class 2APO, PO, 12/25/2035 ‡	74	68
Series 2005-14, Class 1A1, 5.50%, 12/25/2035	524	549
Series 2007-7, Class A7, 6.00%, 6/25/2037	172	176
Series 2007-11, Class A14, 6.00%, 8/25/2037	1,050	1,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,807,719)		2,860,400

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 ‡ (b) (i)	21,000	20,814
Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (b) (i)	13,399	13,130
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (b)	7,026	7,186
Series 2014-520M, Class C, 4.21%, 8/15/2046 ‡ (b) (i)	7,700	7,430
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.94%, 5/27/2021 (b) (i)	27,564	26,276
Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	2,677
Series 2016-FR13, Class A, 1.64%, 8/27/2045 (b) (i)	9,619	8,859
Series 2015-FR11, Class AK25, 2.60%, 9/27/2045 (b) (i)	7,484	7,217
Series 2014-FRR5, Class A714, PO, 1/27/2047 (b)	16,252	15,315

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banc of America Commercial Mortgage Trust Series 2006-5, Class XC, IO, 0.72%, 9/10/2047 ‡ (b) (i)	1,432	—	(j)
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC, IO, 0.00%, 10/10/2045 ‡ (b) (i)	1,206	—	(j)
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.79%, 3/15/2036 ‡ (b) (i)	6,700	6,698
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (b)	4,949	4,935
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	48,541
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class X1, IO, 0.31%, 12/11/2038 ‡ (b) (i)	5,488	12
Series 2007-T26, Class X1, IO, 0.01%, 1/12/2045 ‡ (b) (i)	105,823	48
BXMT Ltd. Series 2017-FL1, Class D, 5.13%, 6/15/2035 ‡ (b) (i)	20,740	20,798
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.57%, 12/11/2049 ‡ (b) (i)	607	7
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.59%, 10/15/2048 ‡ (b) (i)	23,469	194
COBALT CMBS Commercial Mortgage Trust Series 2006-C1, IO, 0.80%, 8/15/2048 ‡ (i)	5,774	84
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,785
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (b) (i)	53,745	56,807
Series 2013-SFS, Class A2, 2.99%, 4/12/2035 (b) (i)	6,150	6,262
Series 2006-GG7, Class AM, 5.66%, 7/10/2038 (i)	659	663
Series 2012-CR2, Class XA, IO, 1.65%, 8/15/2045 ‡ (i)	23,963	1,021
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	14,568
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	9,744
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	18,577
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (b) (i)	17,150	—	(j)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESA, 4.03%, 10/15/2032 (b)	29,490	30,568
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (b) (i)	4,929	5,001
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,729
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	16,830	16,427
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.05%, 7/10/2044 ‡ (b) (i)	19,976	320
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.42%, 6/10/2034 (b) (i)	4,000	4,034
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	1,877	1,874
Series KJ09, Class A2, 2.84%, 9/25/2022	21,382	21,750
Series KS01, Class A2, 2.52%, 1/25/2023	14,000	14,068
Series KSMC, Class A2, 2.62%, 1/25/2023	41,500	41,996
Series K038, Class A2, 3.39%, 3/25/2024	20,914	21,890
Series K731, Class AM, 3.60%, 2/25/2025 (i)	32,000	33,630
Series KPLB, Class A, 2.77%, 5/25/2025	2,314	2,349
Series KJ17, Class A2, 2.98%, 11/25/2025	30,043	30,756
Series K052, Class A2, 3.15%, 11/25/2025	23,597	24,600
Series K061, Class AM, 3.44%, 11/25/2026 (i)	20,000	21,100
Series K065, Class A2, 3.24%, 4/25/2027	21,719	22,725
Series K065, Class AM, 3.33%, 5/25/2027	11,657	12,218
Series K066, Class A2, 3.12%, 6/25/2027	8,171	8,497
Series K069, Class A2, 3.19%, 9/25/2027 (i)	48,115	50,173
Series K070, Class A2, 3.30%, 11/25/2027 (i)	17,323	18,203
Series K072, Class A2, 3.44%, 12/25/2027	14,689	15,619
Series K072, Class AM, 3.50%, 12/25/2027 (i)	19,000	20,207
Series K073, Class A2, 3.35%, 1/25/2028	33,492	35,304
Series W5FX, Class AFX, 3.21%, 4/25/2028 (i)	21,769	22,513
Series K077, Class A2, 3.85%, 5/25/2028 (i)	33,800	37,017
Series K081, Class A2, 3.90%, 8/25/2028 (i)	36,095	39,626
Series K082, Class A2, 3.92%, 9/25/2028 (i)	29,701	32,714
Series K082, Class AM, 3.92%, 9/25/2028 (i)	12,035	13,201
Series K087, Class A2, 3.77%, 12/25/2028	26,740	29,164
Series K088, Class A2, 3.69%, 1/25/2029	17,055	18,494

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA ACES
Series 2010-M1, Class A2, 4.45%, 9/25/2019	5,429	5,432
Series 2010-M3, Class A3, 4.33%, 3/25/2020 (i)	1,783	1,797
Series 2010-M7, Class A2, 3.66%, 11/25/2020	1,377	1,389
Series 2011-M1, Class A3, 3.76%, 6/25/2021	5,958	6,093
Series 2011-M8, Class A2, 2.92%, 8/25/2021	5,157	5,222
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (i)	7,826	7,820
Series 2013-M13, Class A2, 2.55%, 4/25/2023 (i)	2,372	2,389
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (i)	16,233	16,962
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (i)	22,953	24,022
Series 2014-M9, Class A2, 3.10%, 7/25/2024 (i)	3,280	3,380
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (i)	11,740	12,096
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,039	12,087
Series 2015-M3, Class A2, 2.72%, 10/25/2024	30,000	30,389
Series 2015-M7, Class A2, 2.59%, 12/25/2024	7,298	7,382
Series 2015-M2, Class A3, 3.04%, 12/25/2024 (i)	11,364	11,726
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (i)	10,000	10,217
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (i)	64,822	66,306
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (i)	96,850	95,360
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (i)	57,625	57,078
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	57,555	59,186
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	33,600	34,754
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (i)	44,413	46,052
Series 2017-M15, Class A2, 2.96%, 9/25/2027 (i)	10,000	10,260
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (i)	22,000	22,501
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (i)	25,707	26,450
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (i)	97,843	100,588
Series 2018-M8, Class A2, 3.33%, 6/25/2028 (i)	35,260	37,051
Series 2018-M10, Class A2, 3.39%, 7/25/2028 (i)	45,168	47,669
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (i)	34,615	37,070
Series 2019-M2, Class A2, 3.63%, 11/25/2028 (i)	54,000	58,147
Series 2019-M7, Class A2, 3.14%, 4/25/2029	41,965	43,336
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (i)	8,018	8,278
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	14,813
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (i)	17,874	18,352
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	57,077	57,680
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.74%, 7/25/2024 (b) (i)	27,500	28,009
Series 2015-K44, Class B, 3.68%, 1/25/2048 (b) (i)	769	790
Series 2015-K45, Class B, 3.59%, 4/25/2048 (b) (i)	11,025	11,229
Series 2015-K47, Class B, 3.59%, 6/25/2048 (b) (i)	5,000	5,069
Series 2015-K51, Class B, 3.95%, 10/25/2048 (b) (i)	10,000	10,353
Series 2016-K56, Class B, 3.94%, 6/25/2049 (b) (i)	8,451	8,753
Series 2016-K722, Class B, 3.84%, 7/25/2049 (b) (i)	21,565	22,035
Series 2017-K67, Class B, 3.94%, 9/25/2049 (b) (i)	8,500	8,762
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (i)	8,000	8,127
Series 2017-K63, Class B, 3.87%, 2/25/2050 (b) (i)	20,000	20,569
Series 2019-K90, Class B, 4.31%, 2/25/2052 (b) (i)	8,500	8,974
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027 (b)	9,694	9,686
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.30%, 6/5/2031 ‡ (b) (i)	67,725	1
GS Mortgage Securities Trust
Series 2006-GG8, Class X, IO, 0.87%, 11/10/2039 ‡ (b) (i)	12,518	91
Series 2011-GC5, Class D, 5.39%, 8/10/2044 ‡ (b) (i)	825	808
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	38,116
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.02%, 8/12/2037 ‡ (b) (i)	56,788	8
Series 2006-CB15, Class X1, IO, 0.23%, 6/12/2043 ‡ (i)	29,143	33
Series 2007-LD12, Class X, IO, 2/15/2051 ‡ (i)	10,170	—	(j)

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.23%, 12/27/2046 (b) (i)	14,000	13,030
Series 2014-FRR1, Class BK10, 2.49%, 11/27/2049 ‡ (b) (i)	2,900	2,849
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	9,467
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class XW, IO, 0.29%, 2/15/2040 ‡ (i)	3,564	—	(j)
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.57%, 12/12/2049 ‡ (b) (i)	5,597	—	(j)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	15,274	15,513
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class X1, IO, 0.63%, 12/15/2043 ‡ (b) (i)	6,859	—	(j)
Series 2007-HQ11, Class X, IO, 0.31%, 2/12/2044 ‡ (b) (i)	2,272	1
Series 2007-IQ13, Class X, IO, 0.43%, 3/15/2044 ‡ (b) (i)	5,090	18
Series 2007-HQ13, Class X1, IO, 12/15/2044 ‡ (b) (i)	4,022	—	(j)
Series 2012-C4, Class A3, 2.99%, 3/15/2045	2,931	2,936
Series 2011-C3, Class A3, 4.05%, 7/15/2049	1,735	1,733
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,515
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	6,150
TPG Real Estate Finance Issuer Ltd. (Cayman Islands)
Series 2018-FL1, Class AS, 3.38%, 2/15/2035 (b) (i)	9,000	9,006
Series 2018-FL1, Class C, 4.33%, 2/15/2035 (b) (i)	13,000	13,016
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.06%, 5/10/2045 (b) (i)	13,815	651
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	15,527	15,868
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,423
Series 2012-C2, Class XA, IO, 1.32%, 5/10/2063 ‡ (b) (i)	46,370	1,597
Series 2012-C2, Class A4, 3.53%, 5/10/2063	9,327	9,615
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029 (b)	30,750	31,258
Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (b)	11,148	11,335
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.08%, 3/15/2045 ‡ (b) (i)	35,012	—	(j)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.71%, 3/18/2028 (b) (i)	13,452	13,437
Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	9,224
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK20, PO, 5/27/2045 (b)	8,000	7,115
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (b)	9,206	9,473
Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (b) (i)	2,500	2,465
Series 2012-C6, Class A4, 3.44%, 4/15/2045	9,327	9,509

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,256,638)		2,334,366

U.S. GOVERNMENT AGENCY SECURITIES — 2.0%
FNMA
1.86%, 10/9/2019 (a)	57,500	57,001
DN, 4.00%, 5/15/2030 (a)	8,071	6,061
Resolution Funding Corp. STRIPS
1.71%, 10/15/2019 (a)	108,649	107,664
1.97%, 7/15/2020 (a)	225,211	220,027
1.99%, 10/15/2020 (a)	50,759	49,343
1.62%, 1/15/2021 (a)	47,400	45,805
DN, 3.04%, 1/15/2026 (a)	12,675	10,850
DN, 2.80%, 10/15/2027 (a)	11,275	9,177
DN, 3.00%, 1/15/2030 (a)	30,700	23,320
DN, 3.19%, 4/15/2030 (a)	18,250	13,757
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	43,769
5.50%, 6/15/2038	493	666
4.63%, 9/15/2060	4,157	5,477
4.25%, 9/15/2065	2,604	3,245
Tennessee Valley Authority STRIPS
DN, 3.88%, 11/1/2025 (a)	17,495	14,926
DN, 5.26%, 7/15/2028 (a)	3,119	2,441
DN, 3.55%, 12/15/2028 (a)	3,500	2,701
DN, 4.75%, 6/15/2035 (a)	2,242	1,367

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $612,520)		617,597

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 0.9%
Israel Government AID Bond (Israel)
Zero Coupon, 11/1/2019	3,000	2,970
Zero Coupon, 11/1/2023	3,587	3,247
5.50%, 12/4/2023	7,240	8,285
Zero Coupon, 8/15/2024	3,305	2,931
Zero Coupon, 11/1/2024	95,489	84,258
Zero Coupon, 11/15/2024	2,517	2,220
Zero Coupon, 5/15/2025	14,763	12,847
Zero Coupon, 8/15/2025	23,876	20,615
Zero Coupon, 11/15/2025	18,275	15,686
Zero Coupon, 8/15/2026	17,300	14,483
Zero Coupon, 11/15/2026	2,242	1,865
5.50%, 9/18/2033	6,771	9,020
Republic of Colombia (Colombia)
4.00%, 2/26/2024	6,987	7,207
4.50%, 1/28/2026	3,811	4,015
7.38%, 9/18/2037	1,400	1,821
5.63%, 2/26/2044	941	1,054
5.00%, 6/15/2045 (c)	3,979	4,158
5.20%, 5/15/2049	1,179	1,258
Republic of Panama (Panama) 4.50%, 4/16/2050	5,100	5,461
Republic of Peru (Peru) 5.63%, 11/18/2050 (c)	737	964
Republic of South Africa (South Africa) 5.88%, 9/16/2025	3,502	3,712
United Mexican States (Mexico)
3.60%, 1/30/2025	7,166	7,187
4.13%, 1/21/2026	5,155	5,274
3.75%, 1/11/2028	22,959	22,661
4.75%, 3/8/2044	3,906	3,871
5.55%, 1/21/2045 (c)	12,227	13,548
4.60%, 1/23/2046 (c)	2,862	2,780
4.35%, 1/15/2047	4,228	3,970
4.60%, 2/10/2048	1,928	1,885
5.75%, 10/12/2110	5,118	5,271

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $267,884)		274,524

MUNICIPAL BONDS — 0.3% (m)
California — 0.0% (d)
General Obligation — 0.0% (d)
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	3,588

Transportation — 0.0% (d)
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	3,060	4,061

Total California		7,649

New York — 0.2%
Other Revenue — 0.0% (d)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series D, Rev., 5.60%, 3/15/2040	2,240	2,839

Transportation — 0.2%
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	14,594
Series 165, Rev., 5.65%, 11/1/2040	3,780	5,037
Series 174, Rev., 4.46%, 10/1/2062 (c)	17,925	21,190

		40,821

Total New York		43,660

Ohio — 0.1%
Education — 0.1%
Ohio State University, General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	3,884
Series A, Rev., 4.80%, 6/1/2111	9,576	11,400
Rev., 5.59%, 12/1/2114	5,822	7,187

		22,471

Utility — 0.0% (d)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	18,506

Total Ohio		40,977

TOTAL MUNICIPAL BONDS (Cost $73,863)		92,286

SUPRANATIONAL — 0.1%
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $23,976)	23,640	23,998

	Shares (000)
SHORT-TERM INVESTMENTS — 0.8%
INVESTMENT COMPANIES — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (n) (o) (Cost $234,313)	234,265	234,335

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56% (n) (o)	127,002	127,014
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (n) (o)	48,462	48,462

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $175,476)		175,476

Total Investments — 100.2% (Cost $29,754,884)		30,615,091
Liabilities in Excess of Other Assets — (0.2%)		(61,500)

Net Assets — 100.0%		30,553,591

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
CMBS	Commercial Mortgage-Backed Security
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
VA	Veterans Administration

(a)	The rate shown is the effective yield as of May 31, 2019.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $170,591,000.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(j)	Amount rounds to less than one thousand.
(k)	Defaulted security.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,690,115	$1,020,799	$3,710,914
Collateralized Mortgage Obligations	—	2,609,301	251,099	2,860,400
Commercial Mortgage-Backed Securities	—	2,234,510	99,856	2,334,366
Corporate Bonds
Capital Markets	—	719,184	186	719,370
Other Corporate Bonds	—	6,565,639	—	6,565,639

Total Corporate Bonds	—	7,284,823	186	7,285,009

Foreign Government Securities	—	274,524	—	274,524
Mortgage-Backed Securities	—	4,709,272	—	4,709,272
Municipal Bonds	—	92,286	—	92,286
Supranational	—	23,998	—	23,998
U.S. Government Agency Securities	—	617,597	—	617,597
U.S. Treasury Obligations	—	8,296,914	—	8,296,914
Short-Term Investments
Investment Companies	234,335	—	—	234,335
Investment of cash collateral from securities loaned	175,476	—	—	175,476

Total Investments in Securities	$409,811	$28,833,340	$1,371,940	$30,615,091

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities:
Asset-Backed Securities	$943,862	$(5)	$5,881		$(322)	$23,403	$(96,422)	$147,474	$(3,072)	1,020,799
Collateralized Mortgage Obligations	105,652	— (a)	2,640		(379)	156,221	(13,042)	7	—	251,099
Commercial Mortgage-Backed Securities	114,259	—	2,622		(641)	6,872	(10,329)	—	(12,927)	99,856
Corporate Bonds - Capital Markets	371	—	—	(a)	— (a)	—	(185)	—	—	186

	$1,164,144	$(5)	$11,143		$(1,342)	$186,496	$(119,978)	$147,481	$(15,999)	$1,371,940

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3), amounted to approximately $11,363,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$613,173	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (14.28%)
			Constant Default Rate	0.00% - 30.00% (0.10%)
			Yield (Discount Rate of Cash Flows)	2.63% - 7.89% (3.63%)

Asset-Backed Securities	613,173
	82,903	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
			Constant Prepayment Rate	3.00% - 100.00% (87.40%)
			Constant Default Rate	0.00% - 5.58% (0.28%)
			Yield (Discount Rate of Cash Flows)	(1.19)% - 199.00% (4.37%)

Collateralized Mortgage Obligations	82,903
	78,971	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (4.09%)
			Yield (Discount Rate of Cash Flows)	1.75% - 18.18% (4.05%)

Commercial Mortgage-Backed Securities	78,971
	186	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% (4.49%)
			Liquidity Discount	0.125% (0.125%)

Corporate Bonds	186

Total	$775,233

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $596,707,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a) (b)	$280,679	$2,146,109	$2,192,466	$43	$(30)	$234,335	234,265	$1,748	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56% (a) (b)	101,014	160,000	134,000	—	—	127,014	127,002	750	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (a) (b)	32,462	184,570	168,570	—	—	48,462	48,462	185	—

Total	$414,155	$2,490,679	$2,495,036	$43	$(30)	$409,811		$2,683	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 28.0%
Aerospace & Defense — 0.4%
Airbus Finance BV (France) 2.70%, 4/17/2023 (a)	589	592
Airbus SE (France)
3.15%, 4/10/2027 (a)	655	667
3.95%, 4/10/2047 (a)	150	157
Arconic, Inc.
5.13%, 10/1/2024 (b)	8,520	8,658
5.90%, 2/1/2027	1,350	1,424
6.75%, 1/15/2028	3,265	3,414
5.95%, 2/1/2037	7,378	7,382
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019 (a)	145	145
Boeing Co. (The) 3.60%, 5/1/2034	6,090	6,183
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	2,750	2,805
General Dynamics Corp. 1.88%, 8/15/2023 (b)	308	301
Lockheed Martin Corp.
4.07%, 12/15/2042 (b)	1,311	1,373
3.80%, 3/1/2045 (b)	600	603
Precision Castparts Corp. 3.25%, 6/15/2025	2,017	2,073
Rockwell Collins, Inc. 4.35%, 4/15/2047	4,986	5,105
TransDigm, Inc. 6.25%, 3/15/2026 (a)	4,733	4,828
United Technologies Corp.
3.95%, 8/16/2025	240	253
4.13%, 11/16/2028	9,500	10,077
4.50%, 6/1/2042 (b)	2,471	2,623

		58,663

Air Freight & Logistics — 0.1%
United Parcel Service of America, Inc. 8.38%, 4/1/2030 (c)	235	321
XPO Logistics, Inc.
6.13%, 9/1/2023 (a) (b)	5,426	5,466
6.75%, 8/15/2024 (a) (b)	3,829	3,934

		9,721

Airlines — 0.1%
American Airlines Group, Inc.
5.50%, 10/1/2019 (a) (b)	1,375	1,380
5.00%, 6/1/2022 (a)	482	488
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	4,548	4,679
United Continental Holdings, Inc.
4.25%, 10/1/2022	1,287	1,289
5.00%, 2/1/2024	6,124	6,200
4.88%, 1/15/2025 (b)	2,241	2,224

		16,260

Auto Components — 0.2%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	3,616	3,591
4.75%, 10/1/2027 (a)	610	585
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022 (b)	1,980	2,002
6.25%, 4/1/2025 (b)	1,460	1,407
6.25%, 3/15/2026	1,714	1,628
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a) (b)	1,352	1,349
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023 (b)	2,512	2,500
5.00%, 5/31/2026 (b)	3,251	2,987
4.88%, 3/15/2027 (b)	1,504	1,350
Icahn Enterprises LP
6.25%, 2/1/2022	600	611
6.75%, 2/1/2024	5,627	5,768
6.38%, 12/15/2025 (b)	8,340	8,382

		32,160

Automobiles — 0.1%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021 (a)	1,750	1,722
Daimler Finance North America LLC (Germany)
2.70%, 8/3/2020 (a)	1,000	999
2.88%, 3/10/2021 (a)	1,500	1,502
3.35%, 5/4/2021 (a)	3,000	3,030
3.30%, 5/19/2025 (a) (b)	500	504
8.50%, 1/18/2031 (b)	195	286
General Motors Co. 7.70%, 4/15/2016 ‡ (d)	2,500	—	(e)
Hyundai Capital America 3.45%, 3/12/2021 (a) (b)	2,000	2,020
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	3,607	2,958
Nissan Motor Acceptance Corp.
2.13%, 3/3/2020 (a)	538	535
3.15%, 3/15/2021 (a)	1,200	1,205

		14,761

Banks — 4.7%
ABN AMRO Bank NV (Netherlands)
2.65%, 1/19/2021 (a)	3,500	3,499
4.75%, 7/28/2025 (a)	15,301	16,075
ANZ New Zealand Int’l Ltd. (New Zealand)
2.75%, 1/22/2021 (a) (b)	2,200	2,205
2.88%, 1/25/2022 (a) (b)	1,200	1,206
3.40%, 3/19/2024 (a)	1,200	1,228
3.45%, 7/17/2027 (a)	889	906
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (a)	1,200	1,241
3.13%, 5/23/2024 (a)	615	619

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022 (a) (f) (g) (h)		534	545
Banco Nacional de Comercio Exterior SNC (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026 (a) (g)		200	198
Banco Santander SA (Spain)
3.13%, 2/23/2023 (b)		1,600	1,592
4.38%, 4/12/2028		5,800	5,951
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (g)		2,425	2,462
2.50%, 10/21/2022		1,025	1,019
3.30%, 1/11/2023		86	88
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b) (g)		57	57
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (g)		1,805	1,808
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (g)		29,213	29,391
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (g)		5,000	5,184
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (b) (f) (g) (h)		4,010	4,287
4.00%, 1/22/2025		7,677	7,928
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (g)		3,000	3,053
Series L, 3.95%, 4/21/2025		1,326	1,358
(ICE LIBOR USD 3 Month + 1.09%), 3.09%, 10/1/2025 (g)		519	519
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (g)		6,000	6,051
4.45%, 3/3/2026		1,294	1,364
4.25%, 10/22/2026		473	493
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (g)		25,260	25,732
3.25%, 10/21/2027		12,200	12,115
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (g)		6,815	6,927
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (g)		467	466
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (g)		13,000	13,451
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (g)		9,125	9,461
6.98%, 3/7/2037		1,500	1,901
Series L, 4.75%, 4/21/2045		2,000	2,179
Bank of America NA (ICE LIBOR USD 3 Month + 0.65%), 3.34%, 1/25/2023 (b) (g)		745	759
Bank of Montreal (Canada)
2.90%, 3/26/2022		560	566
Series E, 3.30%, 2/5/2024		2,500	2,558
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (g)		372	368
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)		1,235	1,269
Bank of Nova Scotia (The) (Canada) 3.40%, 2/11/2024 (b)		9,645	9,919
Banque Centrale de Tunisie International Bond (Tunisia) 6.75%, 10/31/2023 (a)	EUR	1,069	1,182
Banque Federative du Credit Mutuel SA (France) 3.75%, 7/20/2023 (a)		2,770	2,863
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022		8,433	9,108
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024 (g)		800	814
4.38%, 9/11/2024 (b)		1,150	1,156
5.20%, 5/12/2026		4,803	4,910
4.84%, 5/9/2028 (b)		2,687	2,677
BB&T Corp.
2.05%, 5/10/2021		500	495
3.75%, 12/6/2023 (b)		1,600	1,670
2.85%, 10/26/2024		800	809
BNP Paribas SA (France)
3.80%, 1/10/2024 (a) (b)		2,000	2,044
3.38%, 1/9/2025 (a)		980	974
BNZ International Funding Ltd. (New Zealand)
2.10%, 9/14/2021 (a)		1,000	987
2.90%, 2/21/2022 (a)		1,000	1,005
Caixa Economica Federal (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024 (g) (i)		1,350	1,355
Canadian Imperial Bank of Commerce (Canada)
3.50%, 9/13/2023		750	778
3.10%, 4/2/2024		11,496	11,621
Capital One Bank USA NA 3.38%, 2/15/2023		1,400	1,412
CIT Group, Inc.
5.00%, 8/1/2023		2,694	2,811
4.75%, 2/16/2024		4,418	4,545
5.25%, 3/7/2025 (b)		1,774	1,874
6.13%, 3/9/2028 (b)		1,295	1,424
Citibank NA
3.40%, 7/23/2021 (b)		15,000	15,257
3.65%, 1/23/2024		600	623

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020 (f) (g) (h)		2,062	2,085
Series Q, (ICE LIBOR USD 3 Month + 4.10%), 5.95%, 8/15/2020 (f) (g) (h)		1,545	1,566
2.90%, 12/8/2021 (b)		1,500	1,505
2.75%, 4/25/2022 (b)		2,000	2,001
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (f) (g) (h)		581	598
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (b) (f) (g) (h)		813	839
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (g)		1,880	1,903
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (f) (g) (h)		700	724
6.88%, 6/1/2025		645	764
7.00%, 12/1/2025		1,115	1,341
3.70%, 1/12/2026		970	1,000
4.30%, 11/20/2026 (b)		2,500	2,593
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (g)		3,000	3,087
6.63%, 1/15/2028		838	1,016
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (g)		5,000	5,002
(ICE LIBOR USD 3 Month + 1.34%), 3.98%, 3/20/2030 (g)		13,615	14,088
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (g)		3,000	2,991
Citizens Bank NA 3.70%, 3/29/2023		2,090	2,159
Comerica, Inc.
3.70%, 7/31/2023		2,000	2,078
4.00%, 2/1/2029		1,500	1,596
Commonwealth Bank of Australia (Australia)
2.50%, 9/18/2022 (a)		1,070	1,067
3.45%, 3/16/2023 (a) (b)		1,200	1,234
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2023		1,500	1,503
3.88%, 9/26/2023 (a)		840	872
4.63%, 12/1/2023		1,650	1,736
Credit Agricole SA (France)
2.38%, 7/1/2021 (a)		26,697	26,645
3.75%, 4/24/2023 (a)		1,200	1,226
4.38%, 3/17/2025 (a)		5,765	5,915
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (f) (g) (h)		6,591	7,346
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020		519	519
Danske Bank A/S (Denmark)
2.80%, 3/10/2021 (a)		1,675	1,671
2.00%, 9/8/2021 (a)		7,000	6,825
2.70%, 3/2/2022 (a)		619	615
(EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022 (f) (g) (h) (i)	EUR	3,700	4,221
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024 (a) (b)		990	1,004
DNB Bank ASA (Norway) 2.13%, 10/2/2020 (a)		520	517
Fifth Third Bancorp
3.65%, 1/25/2024 (b)		755	785
3.95%, 3/14/2028		1,000	1,059
Fifth Third Bank
3.95%, 7/28/2025		500	532
3.85%, 3/15/2026		234	245
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021 (a)		1,045	1,081
HSBC Holdings plc (United Kingdom)
3.40%, 3/8/2021		15,869	16,056
5.10%, 4/5/2021 (b)		1,300	1,354
2.65%, 1/5/2022		3,840	3,829
4.00%, 3/30/2022		716	742
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (g)		12,385	12,483
3.60%, 5/25/2023 (b)		1,250	1,280
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (g)		1,725	1,728
4.25%, 3/14/2024		9,200	9,509
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (b) (f) (g) (h)		6,427	6,540
4.25%, 8/18/2025		1,333	1,371
4.30%, 3/8/2026		3,581	3,759
3.90%, 5/25/2026		506	518
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b) (g)		6,263	6,401
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (g)		16,630	16,796
Huntington Bancshares, Inc. 2.30%, 1/14/2022		1,084	1,076
Industrial & Commercial Bank of China Ltd. (China)
2.45%, 10/20/2021		400	395
2.96%, 11/8/2022		350	350
ING Groep NV (Netherlands)
3.15%, 3/29/2022		1,200	1,215
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022 (f) (g) (h) (i)		2,957	3,046
4.10%, 10/2/2023		1,320	1,371
3.55%, 4/9/2024 (b)		440	446
KeyBank NA 3.18%, 5/22/2022		1,621	1,663
KeyCorp 4.15%, 10/29/2025		260	278
Lloyds Bank plc (United Kingdom) 6.50%, 9/14/2020 (a)		1,700	1,772

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (g)		2,650	2,603
4.38%, 3/22/2028		633	651
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028 (g)		8,805	8,512
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021		1,600	1,631
3.00%, 2/22/2022		413	417
2.67%, 7/25/2022		2,150	2,147
3.76%, 7/26/2023		5,300	5,503
2.53%, 9/13/2023 (b)		423	419
3.74%, 3/7/2029		1,335	1,406
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (g)		2,000	2,086
3.17%, 9/11/2027		2,000	2,027
MUFG Bank Ltd. (Japan) 2.75%, 9/14/2020 (a) (b)		6,256	6,273
MUFG Union Bank NA 3.15%, 4/1/2022		650	662
National Australia Bank Ltd. (Australia)
2.50%, 1/12/2021		4,000	3,996
3.70%, 11/4/2021 (b)		600	615
3.38%, 1/14/2026		3,248	3,339
2.50%, 7/12/2026		448	435
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022 (a)		2,000	2,021
Nordea Bank Abp (Finland)
4.88%, 5/13/2021 (a)		600	622
4.25%, 9/21/2022 (a)		886	919
3.75%, 8/30/2023 (a) (b)		1,250	1,285
PNC Financial Services Group, Inc. (The) 3.45%, 4/23/2029		5,530	5,647
Royal Bank of Canada (Canada)
3.70%, 10/5/2023		1,480	1,544
4.65%, 1/27/2026 (b)		423	456
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020 (b) (f) (g) (h)		2,080	2,118
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021 (f) (g) (h)		955	1,007
3.88%, 9/12/2023		14,000	14,091
Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022 (a)		1,300	1,308
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021 (a) (f) (g) (h)		3,045	3,123
5.00%, 1/17/2024 (a)		5,000	5,257
3.88%, 3/28/2024 (a)		1,585	1,608
4.25%, 4/14/2025 (a)		800	802
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (f) (g) (h)		2,613	2,796
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a) (g)		800	814
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (g)		1,200	1,212
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022		1,200	1,208
2.78%, 7/12/2022		3,550	3,570
2.78%, 10/18/2022		1,644	1,645
3.10%, 1/17/2023		3,099	3,145
3.75%, 7/19/2023		1,250	1,301
3.94%, 10/16/2023		1,200	1,259
4.44%, 4/2/2024 (a)		1,200	1,256
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022 (b) (g)		1,030	1,049
3.20%, 4/1/2024		1,250	1,273
SunTrust Banks, Inc. 4.00%, 5/1/2025		1,857	1,967
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023		2,600	2,734
Toronto-Dominion Bank (The) (Canada)
3.50%, 7/19/2023 (b)		1,200	1,247
3.25%, 3/11/2024		1,800	1,849
UBS Group Funding Switzerland AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022 (f) (g) (h) (i)	EUR	11,400	13,756
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023 (a) (g)		1,303	1,295
US Bancorp
3.38%, 2/5/2024		1,900	1,963
7.50%, 6/1/2026		2,000	2,511
Series V, 2.38%, 7/22/2026 (b)		4,948	4,820
Series X, 3.15%, 4/27/2027 (b)		1,660	1,701
Wachovia Corp.
6.61%, 10/1/2025		1,650	1,939
7.57%, 8/1/2026 (c)		515	639
Wells Fargo & Co.
2.63%, 7/22/2022		2,000	1,994
3.07%, 1/24/2023		3,813	3,840
3.75%, 1/24/2024 (b)		1,350	1,402
3.30%, 9/9/2024		7,565	7,708
3.00%, 4/22/2026		2,000	1,979

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
4.10%, 6/3/2026	403	418
3.00%, 10/23/2026	15,235	15,091
4.30%, 7/22/2027	173	182
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (g)	4,475	4,544
5.38%, 11/2/2043	853	991
4.75%, 12/7/2046	6,372	6,869
Wells Fargo Bank NA 3.63%, 10/22/2021 (b)	5,000	5,113
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	1,800	1,800
2.75%, 1/11/2023	2,500	2,509
2.85%, 5/13/2026	500	498
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (g)	1,000	1,018

		667,359

Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	5,415	5,583
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.90%, 1/23/2031	7,460	8,267
4.38%, 4/15/2038	5,000	4,961
5.55%, 1/23/2049 (b)	5,365	6,089
Coca-Cola Co. (The) 2.25%, 9/1/2026	1,000	972
Diageo Investment Corp. (United Kingdom) 8.00%, 9/15/2022	365	427
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021 (a)	30,000	30,464
2.55%, 9/15/2026 (b)	507	473
3.43%, 6/15/2027	225	221
PepsiCo, Inc.
2.38%, 10/6/2026	850	828
4.45%, 4/14/2046	730	841

		59,126

Biotechnology — 0.1%
AbbVie, Inc. 3.20%, 5/14/2026	600	593
Amgen, Inc.
3.63%, 5/15/2022	640	656
4.66%, 6/15/2051	1,000	1,042
Biogen, Inc. 2.90%, 9/15/2020	300	301
Gilead Sciences, Inc.
3.25%, 9/1/2022	1,700	1,733
4.60%, 9/1/2035	1,200	1,301
4.15%, 3/1/2047 (b)	4,850	4,815

		10,441

Building Products — 0.1%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027 (a)	200	196
Masonite International Corp. 5.75%, 9/15/2026 (a) (b)	2,109	2,135
Owens Corning 4.30%, 7/15/2047	6,180	5,213
Standard Industries, Inc.
5.38%, 11/15/2024 (a)	2,785	2,815
6.00%, 10/15/2025 (a)	4,760	4,909
4.75%, 1/15/2028 (a)	3,335	3,189
Summit Materials LLC 5.13%, 6/1/2025 (a)	2,140	2,103
Votorantim Cimentos International SA (Brazil) 7.25%, 4/5/2041 (i)	737	831

		21,391

Capital Markets — 1.7%
Ameriprise Financial, Inc. 2.88%, 9/15/2026 (b)	508	501
Bank of New York Mellon Corp. (The)
2.60%, 2/7/2022 (b)	1,930	1,936
2.95%, 1/29/2023	2,500	2,530
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (b) (g)	2,321	2,326
3.95%, 11/18/2025	996	1,062
3.25%, 5/16/2027	1,200	1,224
BlackRock, Inc.
3.50%, 3/18/2024	315	330
3.25%, 4/30/2029	2,350	2,405
Blackstone Holdings Finance Co. LLC
5.88%, 3/15/2021 (a)	1,000	1,055
4.45%, 7/15/2045 (a)	159	163
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	1,265	1,263
4.85%, 3/29/2029	610	650
4.70%, 9/20/2047	645	656
Carlyle Promissory Note 4.60%, 7/15/2019 ‡	38	38
Charles Schwab Corp. (The)
3.23%, 9/1/2022	750	763
3.55%, 2/1/2024 (b)	1,240	1,297
CME Group, Inc. 3.00%, 9/15/2022	950	969
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	19,310	20,054
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (a) (f) (g) (h)	12,300	13,038
4.28%, 1/9/2028 (a)	8,000	8,215
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (a) (g)	831	830
Daiwa Securities Group, Inc. (Japan) 3.13%, 4/19/2022 (a)	1,098	1,109
Deutsche Bank AG (Germany) 4.25%, 10/14/2021 (b)	1,850	1,858
Goldman Sachs Group, Inc. (The)
Series L, (ICE LIBOR USD 3 Month + 3.88%), 6.43%, 7/8/2019 (f) (g) (h)	1,500	1,502
5.38%, 3/15/2020	1,104	1,127

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020 (f) (g) (h)	1,170	1,180
2.35%, 11/15/2021	2,909	2,880
3.00%, 4/26/2022	3,293	3,304
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (g)	1,000	999
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (b) (f) (g) (h)	8,916	8,388
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (g)	12,442	12,442
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023 (g)	3,592	3,597
3.50%, 1/23/2025	2,566	2,601
3.75%, 5/22/2025	4,789	4,901
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (g)	1,612	1,611
4.25%, 10/21/2025	364	377
3.50%, 11/16/2026	15,000	15,049
3.85%, 1/26/2027	1,664	1,700
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (g)	977	982
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029 (b) (g)	6,830	6,900
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (g)	5,740	5,965
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (g)	5,610	5,570
Invesco Finance plc
4.00%, 1/30/2024	1,162	1,222
3.75%, 1/15/2026	390	403
Jefferies Group LLC
6.45%, 6/8/2027	104	115
6.25%, 1/15/2036	950	1,009
Legg Mason, Inc. 5.63%, 1/15/2044	275	294
Lehman Brothers Holdings, Inc.
3.60%, 3/13/2009 (d)	235	4
8.00%, 8/1/2015 (d)	295	5
0.00%, 5/17/2049 (d)	1,000	17
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021 (a)	3,709	3,903
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (g)	3,335	3,324
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (g)	800	867
Morgan Stanley
5.50%, 7/24/2020	113	117
5.75%, 1/25/2021	1,050	1,101
5.50%, 7/28/2021	3,779	3,998
2.75%, 5/19/2022	1,200	1,200
3.13%, 1/23/2023	2,500	2,522
4.10%, 5/22/2023	750	780
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (g)	2,240	2,308
Series F, 3.88%, 4/29/2024	1,692	1,766
3.70%, 10/23/2024	5,979	6,185
4.00%, 7/23/2025	2,677	2,799
5.00%, 11/24/2025 (b)	1,617	1,762
3.88%, 1/27/2026	4,268	4,435
3.13%, 7/27/2026	5,285	5,249
3.63%, 1/20/2027	3,282	3,343
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (g)	6,667	6,732
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (g)	11,433	11,651
4.38%, 1/22/2047	2,000	2,135
MSCI, Inc.
5.25%, 11/15/2024 (a)	965	989
5.75%, 8/15/2025 (a)	3,640	3,794
5.38%, 5/15/2027 (a) (b)	1,227	1,290
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (g)	1,000	998
Nuveen LLC 4.00%, 11/1/2028 (a)	710	769
State Street Corp.
3.10%, 5/15/2023	459	467
3.70%, 11/20/2023	935	976
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (g)	650	678
3.55%, 8/18/2025	1,364	1,426
2.65%, 5/19/2026	700	695
UBS AG (Switzerland) 2.45%, 12/1/2020 (a)	17,354	17,288

		243,963

Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	7,295	7,185
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a) (b)	1,391	1,384
Blue Cube Spinco LLC 10.00%, 10/15/2025	2,695	3,022
CF Industries, Inc. 4.95%, 6/1/2043	5,895	5,055
Chemours Co. (The)
6.63%, 5/15/2023 (b)	753	750
7.00%, 5/15/2025 (b)	3,955	3,955
Chevron Phillips Chemical Co. LLC 3.70%, 6/1/2028 (a)	2,200	2,286
CVR Partners LP 9.25%, 6/15/2023 (a)	2,267	2,335
Dow Chemical Co. (The) 3.00%, 11/15/2022	121	122
Ecolab, Inc. 3.25%, 1/14/2023	1,027	1,048
Ingevity Corp. 4.50%, 2/1/2026 (a)	2,154	2,057
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,905	1,789

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Mosaic Co. (The)
5.45%, 11/15/2033	364	402
4.88%, 11/15/2041	429	415
Nutrien Ltd. (Canada) 4.13%, 3/15/2035	511	491
OCI NV (Netherlands) 6.63%, 4/15/2023 (a)	1,653	1,686
PolyOne Corp. 5.25%, 3/15/2023	1,556	1,605
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	1,729	1,787
5.25%, 12/15/2026	1,893	1,879
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a) (b)	2,985	2,769
Union Carbide Corp. 7.75%, 10/1/2096	1,305	1,697
Valvoline, Inc. 4.38%, 8/15/2025	2,847	2,740

		46,459

Commercial Services & Supplies — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	2,227	2,211
ADT Security Corp. (The)
4.13%, 6/15/2023	10,360	10,036
4.88%, 7/15/2032 (a)	3,400	2,814
Aramark Services, Inc.
5.13%, 1/15/2024	2,093	2,119
5.00%, 2/1/2028 (a) (b)	3,570	3,532
Brambles USA, Inc. (Australia) 5.35%, 4/1/2020 (a)	1,200	1,226
Brink’s Co. (The) 4.63%, 10/15/2027 (a) (b)	3,670	3,551
Covanta Holding Corp. 5.88%, 3/1/2024 (b)	2,852	2,923
Garda World Security Corp. (Canada) 8.75%, 5/15/2025 (a)	1,850	1,767
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065 (a) (g)	5,334	3,840
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021 (a)	790	788
5.00%, 2/1/2025 (a)	361	351
Nielsen Finance LLC 5.00%, 4/15/2022 (a)	1,302	1,291
Pitney Bowes, Inc.
4.95%, 4/1/2023 (b) (c)	3,772	3,499
4.63%, 3/15/2024	96	85
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	4,213	4,134
5.75%, 4/15/2026 (a) (b)	4,376	4,321
Republic Services, Inc.
3.55%, 6/1/2022	348	357
4.75%, 5/15/2023	190	203
2.90%, 7/1/2026	245	242
Waste Management, Inc. 3.20%, 6/15/2026	1,135	1,156

		50,446

Communications Equipment — 0.2%
Avaya, Inc. 7.00%, 4/1/2019 ‡ (a) (d)	9,495	1
Cisco Systems, Inc.
5.90%, 2/15/2039	375	499
5.50%, 1/15/2040	500	642
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	3,335	3,027
5.00%, 3/15/2027 (a) (b)	3,370	2,864
CommScope, Inc.
5.50%, 3/1/2024 (a)	3,547	3,582
5.50%, 6/15/2024 (a)	3,050	2,837
6.00%, 3/1/2026 (a)	3,934	3,934
Goodman Networks, Inc. 8.00%, 5/11/2022	614	295
Nokia OYJ (Finland)
3.38%, 6/12/2022 (b)	1,260	1,254
4.38%, 6/12/2027	1,955	1,916
6.63%, 5/15/2039 (b)	2,046	2,176
Plantronics, Inc. 5.50%, 5/31/2023 (a)	2,369	2,348

		25,375

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	3,641	3,575
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048 (a)	2,820	3,199
Bioceanico Sovereign Certificate Ltd. (Cayman Islands) Zero Coupon, 6/5/2034 (a)	1,880	1,220
MasTec, Inc. 4.88%, 3/15/2023	4,852	4,901
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	1,294	1,249
Vinci SA (France) 3.75%, 4/10/2029 (a)	250	260

		14,404

Construction Materials — 0.1%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025 (a) (b)	1,265	1,284
6.13%, 5/5/2025 (a)	1,515	1,567
7.75%, 4/16/2026 (a) (b)	6,993	7,453
CRH America, Inc. (Ireland) 5.13%, 5/18/2045 (a)	1,249	1,283

		11,587

Consumer Finance — 0.9%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	390	389
Ally Financial, Inc.
5.13%, 9/30/2024 (b)	2,690	2,815
4.63%, 3/30/2025 (b)	8,277	8,463
5.75%, 11/20/2025	1,355	1,450
8.00%, 11/1/2031	7,510	9,455
American Express Co.
3.70%, 11/5/2021	1,320	1,352
3.40%, 2/27/2023	3,000	3,072
3.63%, 12/5/2024	276	287
4.20%, 11/6/2025 (b)	3,000	3,221

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
American Express Credit Corp. 2.70%, 3/3/2022	155	156
American Honda Finance Corp.
2.60%, 11/16/2022 (b)	1,000	1,003
3.45%, 7/14/2023	500	519
2.90%, 2/16/2024 (b)	500	508
2.30%, 9/9/2026 (b)	320	307
Capital One Financial Corp.
3.90%, 1/29/2024	1,185	1,230
3.75%, 4/24/2024	333	344
3.20%, 2/5/2025 (b)	200	200
4.20%, 10/29/2025	1,356	1,403
3.75%, 7/28/2026	840	832
Caterpillar Financial Services Corp.
1.70%, 8/9/2021	8,725	8,586
1.93%, 10/1/2021	2,850	2,814
2.85%, 6/1/2022	581	588
2.55%, 11/29/2022 (b)	13,965	14,019
3.65%, 12/7/2023	1,220	1,269
Credit Acceptance Corp. 6.63%, 3/15/2026 (a)	2,862	2,969
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	3,288	2,713
FirstCash, Inc. 5.38%, 6/1/2024 (a)	906	915
General Motors Financial Co., Inc.
3.70%, 5/9/2023	171	171
3.95%, 4/13/2024	1,000	996
3.50%, 11/7/2024	580	564
4.00%, 1/15/2025	420	415
4.30%, 7/13/2025	1,000	1,010
4.35%, 1/17/2027	6,665	6,594
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.85%, 12/21/2065 (a) (g)	2,235	1,676
John Deere Capital Corp.
2.70%, 1/6/2023	17,780	17,885
3.35%, 6/12/2024	759	783
2.65%, 6/24/2024 (b)	500	500
2.65%, 6/10/2026	1,000	984
Springleaf Finance Corp.
6.13%, 5/15/2022 (b)	3,306	3,455
6.13%, 3/15/2024	5,260	5,457
7.13%, 3/15/2026	14,104	14,740

		126,109

Containers & Packaging — 0.2%
Ardagh Packaging Finance plc (Ireland)
4.25%, 9/15/2022 (a)	3,597	3,566
4.63%, 5/15/2023 (a)	3,068	3,064
6.00%, 2/15/2025 (a)	1,000	990
Ball Corp.
5.00%, 3/15/2022	650	673
4.00%, 11/15/2023 (b)	800	805
5.25%, 7/1/2025	3,690	3,884
Berry Global Escrow Corp.
4.88%, 7/15/2026 (a)	3,660	3,641
5.63%, 7/15/2027 (a)	1,059	1,067
Berry Global, Inc. 4.50%, 2/15/2026 (a)	1,225	1,158
Crown Americas LLC
4.75%, 2/1/2026 (b)	1,855	1,865
4.25%, 9/30/2026 (b)	1,750	1,693
Graphic Packaging International LLC 4.88%, 11/15/2022	815	831
Greif, Inc. 6.50%, 3/1/2027 (a)	2,110	2,121
OI European Group BV 4.00%, 3/15/2023 (a)	643	632
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	2,917	2,921
Sealed Air Corp.
4.88%, 12/1/2022 (a) (b)	1,000	1,030
5.25%, 4/1/2023 (a)	625	645
5.13%, 12/1/2024 (a)	2,365	2,436
5.50%, 9/15/2025 (a)	2,300	2,386

		35,408

Diversified Consumer Services — 0.1%
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,218	1,273
President & Fellows of Harvard College 3.30%, 7/15/2056	429	428
Service Corp. International
8.00%, 11/15/2021 (b)	2,300	2,513
5.38%, 5/15/2024 (b)	1,130	1,158
5.13%, 6/1/2029	3,500	3,560

		8,932

Diversified Financial Services — 0.6%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	2,659	2,393
AIG Global Funding 1.90%, 10/6/2021 (a)	900	884
CK Hutchison International Ltd. (Hong Kong)
2.88%, 4/5/2022 (a)	800	803
3.63%, 4/11/2029 (a)	1,135	1,153
CNG Holdings, Inc.
9.38%, 5/15/2020 (a) (b)	6,635	6,643
12.50%, 6/15/2024 (a)	4,490	4,311
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (a)	16,465	16,590
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	5,480	5,436
4.42%, 11/15/2035	9,260	8,803
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	2,400	2,458
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022 (a)	257	261

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)
2.65%, 9/19/2022 (a)	200	199
3.96%, 9/19/2023 (a)	1,215	1,262
3.56%, 2/28/2024 (a)	1,900	1,950
National Rural Utilities Cooperative Finance Corp.
2.95%, 2/7/2024	350	356
3.40%, 2/7/2028 (b)	4,675	4,836
3.90%, 11/1/2028	800	865
3.70%, 3/15/2029	250	266
ORIX Corp. (Japan)
2.90%, 7/18/2022	906	913
4.05%, 1/16/2024 (b)	300	316
3.25%, 12/4/2024	2,850	2,906
Shell International Finance BV (Netherlands)
3.50%, 11/13/2023 (b)	3,280	3,415
3.25%, 5/11/2025	1,098	1,130
2.88%, 5/10/2026 (b)	246	246
4.13%, 5/11/2035	656	709
3.63%, 8/21/2042	2,600	2,573
Siemens Financieringsmaatschappij NV (Germany)
2.90%, 5/27/2022 (a)	756	764
2.00%, 9/15/2023 (a)	2,150	2,087
2.35%, 10/15/2026 (a)	14,900	14,313

		88,841

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.95%, 1/15/2025	4,202	4,375
4.13%, 2/17/2026	828	863
4.30%, 2/15/2030	399	413
6.88%, 10/15/2031	2,025	2,423
4.50%, 5/15/2035	925	931
5.25%, 3/1/2037	2,000	2,147
4.90%, 8/15/2037	562	581
6.00%, 8/15/2040	580	664
5.35%, 9/1/2040	1,030	1,109
4.30%, 12/15/2042	611	580
4.80%, 6/15/2044	4,200	4,206
4.35%, 6/15/2045	466	442
CCO Holdings LLC
5.13%, 5/1/2023 (a)	1,000	1,010
5.75%, 9/1/2023	1,527	1,552
5.88%, 4/1/2024 (a)	8,559	8,848
5.38%, 5/1/2025 (a)	3,951	4,034
5.75%, 2/15/2026 (a)	5,330	5,530
5.50%, 5/1/2026 (a)	3,245	3,323
5.13%, 5/1/2027 (a)	4,211	4,213
5.88%, 5/1/2027 (a) (b)	212	218
5.00%, 2/1/2028 (a)	1,435	1,421
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	4,550	4,630
Series W, 6.75%, 12/1/2023 (b)	1,000	1,046
5.63%, 4/1/2025	1,197	1,155
Series G, 6.88%, 1/15/2028 (b)	1,126	1,087
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	508	513
Embarq Corp. 8.00%, 6/1/2036	16,637	15,431
Frontier Communications Corp.
6.88%, 1/15/2025	15,835	8,986
8.50%, 4/1/2026 (a) (b)	1,800	1,728
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	3,265	2,930
8.50%, 10/15/2024 (a)	1,632	1,587
Level 3 Financing, Inc.
5.63%, 2/1/2023	5,909	5,931
5.38%, 1/15/2024	3,837	3,846
5.38%, 5/1/2025	2,170	2,173
5.25%, 3/15/2026	5,112	5,098
Qwest Corp. 6.88%, 9/15/2033	832	832
Sprint Capital Corp. 8.75%, 3/15/2032	4,715	5,411
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,061	1,021
6.00%, 9/30/2034 (b)	3,878	3,617
7.72%, 6/4/2038	190	196
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a) (b)	4,990	4,934
Telefonica Emisiones SA (Spain) 4.10%, 3/8/2027 (b)	542	558
Verizon Communications, Inc.
3.38%, 2/15/2025	79	81
4.33%, 9/21/2028	2,156	2,333
4.02%, 12/3/2029 (a)	5,363	5,667
4.40%, 11/1/2034	558	593
4.27%, 1/15/2036	2,200	2,275
5.25%, 3/16/2037	3,677	4,222
Virgin Media Finance plc (United Kingdom) 5.75%, 1/15/2025 (a) (b)	550	557
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026 (a)	1,952	1,942
5.50%, 5/15/2029 (a)	1,798	1,787
Windstream Services LLC 8.63%, 10/31/2025 (a)(c)	2,725	2,718

		143,768

Electric Utilities — 1.1%
AEP Texas, Inc. Series E, 6.65%, 2/15/2033	750	985
Alabama Power Co.
6.13%, 5/15/2038	891	1,177
5.50%, 3/15/2041	1,250	1,521
Series A, 4.30%, 7/15/2048	350	383
Appalachian Power Co. Series Y, 4.50%, 3/1/2049	315	346
Arizona Public Service Co.
4.70%, 1/15/2044	150	167
4.25%, 3/1/2049	1,415	1,496

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Atlantic City Electric Co. 4.00%, 10/15/2028	1,200	1,296
Baltimore Gas & Electric Co.
2.80%, 8/15/2022	1,016	1,024
4.25%, 9/15/2048	1,400	1,536
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,024	1,074
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	720	730
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	200	222
Commonwealth Edison Co. 4.00%, 3/1/2048	300	315
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	1,686	1,802
DTE Electric Co. 3.95%, 6/15/2042	381	390
Duke Energy Carolinas LLC
6.05%, 4/15/2038	1,100	1,448
3.70%, 12/1/2047	1,000	995
Duke Energy Corp. 2.65%, 9/1/2026	361	348
Duke Energy Florida LLC
3.80%, 7/15/2028	600	635
5.90%, 3/1/2033	412	523
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	1,470	1,599
Duke Energy Progress LLC
3.25%, 8/15/2025	200	206
6.30%, 4/1/2038	500	677
4.10%, 5/15/2042	305	320
3.70%, 10/15/2046	200	200
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049 (a)	770	786
Enel Finance International NV (Italy)
2.88%, 5/25/2022 (a)	690	682
3.50%, 4/6/2028 (a)	10,000	9,326
Entergy Louisiana LLC
3.12%, 9/1/2027	750	758
3.05%, 6/1/2031	6,500	6,384
4.00%, 3/15/2033	10,435	11,347
4.20%, 4/1/2050	1,400	1,487
Entergy Mississippi LLC 3.85%, 6/1/2049	500	497
Eskom Holdings SOC Ltd. (South Africa)
5.75%, 1/26/2021 (i)	1,300	1,297
6.75%, 8/6/2023 (i)	200	205
8.45%, 8/10/2028 (i)	2,116	2,312
Exelon Corp. 4.95%, 6/15/2035	123	136
Florida Power & Light Co.
5.40%, 9/1/2035	600	723
3.70%, 12/1/2047	1,000	1,015
3.95%, 3/1/2048 (b)	665	698
Hydro-Quebec (Canada)
9.40%, 2/1/2021	1,028	1,145
Series HY, 8.40%, 1/15/2022	842	969
Series HK, 9.38%, 4/15/2030	1,000	1,582
Indiana Michigan Power Co. 4.25%, 8/15/2048 (b)	550	593
Interstate Power & Light Co. 4.10%, 9/26/2028	800	857
ITC Holdings Corp. 3.65%, 6/15/2024	576	593
Jersey Central Power & Light Co. 6.15%, 6/1/2037	800	973
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	434	502
Kansas City Power & Light Co. 4.20%, 6/15/2047	735	798
Korea Southern Power Co. Ltd. (South Korea) 3.00%, 1/29/2021 (a)	200	201
Massachusetts Electric Co. 5.90%, 11/15/2039 (a) (b)	988	1,229
MidAmerican Energy Co.
3.50%, 10/15/2024	1,046	1,094
3.10%, 5/1/2027	657	667
3.65%, 8/1/2048	2,000	1,996
Minejesa Capital BV (Indonesia) 4.63%, 8/10/2030 (a)	1,465	1,419
Mississippi Power Co. 3.95%, 3/30/2028	560	585
Monongahela Power Co. 4.10%, 4/15/2024 (a)	8,000	8,479
Nevada Power Co.
Series CC, 3.70%, 5/1/2029	1,700	1,784
5.38%, 9/15/2040	626	736
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	168	168
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	537	552
NextEra Energy Operating Partners LP
4.25%, 9/15/2024 (a)	979	973
4.50%, 9/15/2027 (a) (b)	1,091	1,058
Niagara Mohawk Power Corp.
4.88%, 8/15/2019 (a)	300	301
4.28%, 12/15/2028 (a)	650	708
Northern States Power Co.
6.25%, 6/1/2036	765	1,017
6.20%, 7/1/2037	173	232
Ohio Power Co. 4.00%, 6/1/2049	600	622
Oncor Electric Delivery Co. LLC 7.25%, 1/15/2033 (b)	550	783
PacifiCorp
2.95%, 2/1/2022	700	708
7.24%, 8/16/2023	250	290
5.75%, 4/1/2037	880	1,121
4.13%, 1/15/2049	1,655	1,760

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
PECO Energy Co. 2.38%, 9/15/2022	880	877
Pepco Holdings LLC 7.45%, 8/15/2032	1,000	1,345
Potomac Electric Power Co. 6.50%, 11/15/2037	360	485
PPL Electric Utilities Corp. 2.50%, 9/1/2022	929	927
Public Service Co. of Colorado 4.05%, 9/15/2049 (b)	2,650	2,840
Public Service Co. of New Hampshire 3.50%, 11/1/2023	202	210
Public Service Co. of Oklahoma
5.15%, 12/1/2019	88	89
Series G, 6.63%, 11/15/2037	1,100	1,449
Public Service Electric & Gas Co.
2.25%, 9/15/2026	989	948
5.80%, 5/1/2037	850	1,090
5.38%, 11/1/2039	416	506
Southern California Edison Co.
1.85%, 2/1/2022	368	360
Series D, 3.40%, 6/1/2023	1,100	1,114
Series E, 3.70%, 8/1/2025 (b)	6,300	6,455
Series B, 3.65%, 3/1/2028	1,000	1,010
Series 06-E, 5.55%, 1/15/2037 (b)	450	512
Series 08-A, 5.95%, 2/1/2038	285	337
Series C, 3.60%, 2/1/2045	1,270	1,150
Series C, 4.13%, 3/1/2048 (b)	2,899	2,834
Southwestern Electric Power Co.
3.55%, 2/15/2022	250	256
Series M, 4.10%, 9/15/2028 (b)	400	425
Series J, 3.90%, 4/1/2045	842	831
Southwestern Public Service Co. Series 6, 4.40%, 11/15/2048	3,000	3,327
State Grid Overseas Investment Ltd. (China) 3.75%, 5/2/2023 (a)	2,000	2,069
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	1,434	1,425
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020 ‡ (d)	6,233	2
Tucson Electric Power Co.
3.05%, 3/15/2025	600	601
4.85%, 12/1/2048	600	681
Union Electric Co.
2.95%, 6/15/2027	644	646
8.45%, 3/15/2039	120	189
4.00%, 4/1/2048	2,050	2,161
Virginia Electric & Power Co.
Series C, 2.75%, 3/15/2023 (b)	900	906
3.45%, 2/15/2024	490	505
Series A, 3.80%, 4/1/2028 (b)	670	708
6.35%, 11/30/2037	235	309
8.88%, 11/15/2038	670	1,076
4.60%, 12/1/2048	700	796
Vistra Operations Co. LLC 5.50%, 9/1/2026 (a)	10,988	11,247
Wisconsin Electric Power Co. 4.30%, 10/15/2048 (b)	1,250	1,358
Wisconsin Power & Light Co. 3.05%, 10/15/2027	600	603
Xcel Energy, Inc. 3.30%, 6/1/2025	985	1,003

		151,225

Electrical Equipment — 0.1%
Eaton Corp. 2.75%, 11/2/2022 (b)	900	902
EnerSys 5.00%, 4/30/2023 (a)	10,837	10,945
Sensata Technologies BV
4.88%, 10/15/2023 (a)	2,800	2,849
5.63%, 11/1/2024 (a)	1,533	1,615
5.00%, 10/1/2025 (a)	554	554
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	2,620	2,581

		19,446

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 5.50%, 3/1/2023	2,186	2,263
Arrow Electronics, Inc.
4.00%, 4/1/2025	653	668
3.88%, 1/12/2028	221	218
CDW LLC
5.00%, 9/1/2023	1,000	1,011
5.50%, 12/1/2024	500	521
5.00%, 9/1/2025	3,960	4,005

		8,686

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	903	959
4.08%, 12/15/2047	4,230	3,868
Halliburton Co.
8.75%, 2/15/2021 (b)	700	767
3.80%, 11/15/2025	700	721
7.45%, 9/15/2039	250	328
7.60%, 8/15/2096 (a)	275	376
Nabors Industries, Inc.
5.50%, 1/15/2023 (b)	3,840	3,368
5.10%, 9/15/2023	193	161
5.75%, 2/1/2025 (b)	1,042	848
Noble Holding International Ltd. 6.20%, 8/1/2040	1,990	1,199
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024 (b)	403	359
7.13%, 1/15/2026 (a) (b)	1,051	998
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	505	520
4.00%, 12/21/2025 (a)	569	587
3.90%, 5/17/2028 (a)	14,394	14,529
Schlumberger Investment SA 2.40%, 8/1/2022 (a)	640	637

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Telford Offshore Ltd. (United Arab Emirates) Series B, 12.00% (Blend (cash 4.00% + PIK 8.00%)), 2/12/2024 (j)	681	324
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a) (b)	1,154	1,167
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	452	465
Transocean Proteus Ltd. 6.25%, 12/1/2024 (a) (b)	2,729	2,756
Transocean, Inc. 6.80%, 3/15/2038	1,086	784

		35,721

Entertainment — 0.3%
Cinemark USA, Inc.
5.13%, 12/15/2022 (b)	410	414
4.88%, 6/1/2023	2,759	2,770
NBCUniversal Media LLC 5.95%, 4/1/2041	810	1,010
Netflix, Inc.
5.75%, 3/1/2024	3,797	4,025
5.88%, 2/15/2025 (b)	1,332	1,413
4.38%, 11/15/2026 (b)	2,750	2,677
4.88%, 4/15/2028	1,200	1,185
5.38%, 11/15/2029 (a)	2,238	2,272
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026 (b)	2,189	2,063
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b) (g)	8,071	7,980
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b) (g)	3,204	3,260
Walt Disney Co. (The)
8.88%, 4/26/2023 (a)	147	180
7.75%, 1/20/2024 (a)	800	970
6.55%, 3/15/2033 (a)	500	667
Warner Media LLC 5.38%, 10/15/2041	182	197
WMG Acquisition Corp.
4.88%, 11/1/2024 (a)	2,718	2,739
5.50%, 4/15/2026 (a)	2,556	2,575

		36,397

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.
4.00%, 6/1/2025 (b)	500	521
3.95%, 3/15/2029 (b)	16,395	16,619
American Tower Trust #1 3.07%, 3/15/2023 (a)	3,135	3,172
AvalonBay Communities, Inc.
3.50%, 11/15/2025	323	337
2.90%, 10/15/2026 (b)	385	386
3.20%, 1/15/2028	900	916
4.15%, 7/1/2047	400	425
Boston Properties LP 3.80%, 2/1/2024	1,302	1,353
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	6,568	6,658
CyrusOne LP
5.00%, 3/15/2024	3,604	3,630
5.38%, 3/15/2027	1,232	1,271
Duke Realty LP 3.25%, 6/30/2026	180	180
EPR Properties 4.50%, 6/1/2027	849	875
Equinix, Inc.
5.75%, 1/1/2025	5,445	5,623
5.88%, 1/15/2026	6,262	6,560
Equity Commonwealth 5.88%, 9/15/2020	1,865	1,909
ERP Operating LP
2.85%, 11/1/2026	735	730
3.50%, 3/1/2028	8,813	9,146
4.15%, 12/1/2028	800	876
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a)	3,060	3,060
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	599	598
HCP, Inc. 3.88%, 8/15/2024	1,064	1,103
Iron Mountain, Inc.
5.75%, 8/15/2024	5,890	5,843
4.88%, 9/15/2027 (a)	2,370	2,228
5.25%, 3/15/2028 (a)	1,935	1,828
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	5,554	5,734
5.75%, 2/1/2027 (a)	1,061	1,093
National Retail Properties, Inc. 3.60%, 12/15/2026	948	962
Office Properties Income Trust 3.75%, 8/15/2019	3,700	3,703
Prologis LP 3.75%, 11/1/2025	1,236	1,305
Public Storage 3.39%, 5/1/2029	1,540	1,578
Realty Income Corp.
3.88%, 7/15/2024	2,018	2,122
3.88%, 4/15/2025 (b)	840	888
4.65%, 3/15/2047	601	677
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	1,420	1,441
3.25%, 10/28/2025 (a)	1,000	995
Senior Housing Properties Trust 6.75%, 4/15/2020	1,200	1,215
Simon Property Group LP 2.75%, 6/1/2023	20,400	20,539
Ventas Realty LP
3.75%, 5/1/2024	588	607
3.50%, 2/1/2025	448	458
4.13%, 1/15/2026 (b)	304	317
3.85%, 4/1/2027	618	633

		120,114

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC 6.63%, 6/15/2024	2,880	2,909
Kroger Co. (The) Series B, 7.70%, 6/1/2029	900	1,136
New Albertsons LP 8.00%, 5/1/2031	1,980	1,861
Sysco Corp.
2.50%, 7/15/2021	575	575
2.60%, 6/12/2022 (b)	1,517	1,522
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	424	434
Walmart, Inc.
2.55%, 4/11/2023 (b)	300	302
3.55%, 6/26/2025	250	263
3.70%, 6/26/2028	8,360	8,900
3.25%, 7/8/2029	2,315	2,384
3.63%, 12/15/2047 (b)	1,500	1,532

		21,818

Food Products — 0.3%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	1,650	1,616
Bunge Ltd. Finance Corp. 3.50%, 11/24/2020 (b)	305	308
Cargill, Inc.
3.30%, 3/1/2022 (a)	800	814
3.25%, 3/1/2023 (a)	230	236
4.76%, 11/23/2045 (a)	470	543
Conagra Brands, Inc. 3.80%, 10/22/2021	2,000	2,045
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	2,048	2,073
General Mills, Inc. 3.20%, 4/16/2021 (b)	1,200	1,213
JBS USA LUX SA
5.88%, 7/15/2024 (a)	3,808	3,919
5.75%, 6/15/2025 (a)	4,504	4,606
6.75%, 2/15/2028 (a) (b)	3,263	3,476
6.50%, 4/15/2029 (a)	5,673	5,957
Kraft Heinz Foods Co.
5.00%, 7/15/2035 (b)	601	599
6.88%, 1/26/2039	262	303
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a) (b)	1,274	1,271
4.88%, 11/1/2026 (a)	1,279	1,282
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	497	530
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (a)	3,671	3,717
5.88%, 9/30/2027 (a) (b)	1,266	1,273
Tyson Foods, Inc. 3.95%, 8/15/2024	700	732
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	1,100	1,139

		37,652

Gas Utilities — 0.2%
AmeriGas Partners LP
5.63%, 5/20/2024 (b)	2,982	3,086
5.50%, 5/20/2025 (b)	1,201	1,220
5.88%, 8/20/2026	1,475	1,527
5.75%, 5/20/2027	586	601
Atmos Energy Corp.
5.50%, 6/15/2041	860	1,070
4.15%, 1/15/2043	582	613
4.30%, 10/1/2048 (b)	1,250	1,362
Boston Gas Co. 4.49%, 2/15/2042 (a)	369	394
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	7,800	8,218
4.27%, 3/15/2048 (a)	1,000	1,063
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	975	995
KeySpan Gas East Corp. 2.74%, 8/15/2026 (a)	793	768
ONE Gas, Inc. 4.50%, 11/1/2048	809	928
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	2,000	2,029
Southern California Gas Co.
Series TT, 2.60%, 6/15/2026	1,100	1,060
Series VV, 4.30%, 1/15/2049	660	730
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	350	482
4.80%, 3/15/2047 (a)	204	208

		26,354

Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co. 6.00%, 5/15/2039	400	473
Boston Scientific Corp. 4.70%, 3/1/2049	11,630	12,718
Hologic, Inc.
4.38%, 10/15/2025 (a) (b)	2,444	2,417
4.63%, 2/1/2028 (a) (b)	1,143	1,117
Medtronic, Inc.
3.63%, 3/15/2024	10,000	10,435
3.50%, 3/15/2025 (b)	5,500	5,742
4.38%, 3/15/2035	2,001	2,227
4.63%, 3/15/2045	38	44
Teleflex, Inc.
5.25%, 6/15/2024	1,755	1,799
4.88%, 6/1/2026	1,114	1,131
4.63%, 11/15/2027	1,294	1,278

		39,381

Health Care Providers & Services — 0.9%
Aetna, Inc.
2.80%, 6/15/2023	546	542
4.50%, 5/15/2042	224	215
Anthem, Inc.
3.13%, 5/15/2022	577	584
3.30%, 1/15/2023 (b)	1,505	1,528
Ascension Health 3.95%, 11/15/2046 (b)	687	732

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Centene Corp.
5.63%, 2/15/2021	1,845	1,866
4.75%, 5/15/2022	3,399	3,432
6.13%, 2/15/2024	4,527	4,725
5.38%, 6/1/2026 (a)	6,390	6,628
Community Health Systems, Inc.
6.25%, 3/31/2023	4,662	4,439
8.63%, 1/15/2024 (a)	1,072	1,072
8.13%, 6/30/2024 (a) (b)	4,639	3,433
8.00%, 3/15/2026 (a)	3,560	3,405
CVS Health Corp.
2.80%, 7/20/2020	2,460	2,463
4.00%, 12/5/2023	1,659	1,716
4.10%, 3/25/2025	1,012	1,048
4.30%, 3/25/2028	362	373
4.78%, 3/25/2038	8,040	8,012
5.05%, 3/25/2048	299	304
Envision Healthcare Corp. 8.75%, 10/15/2026 (a) (b)	2,022	1,704
Express Scripts Holding Co.
3.50%, 6/15/2024	1,250	1,273
4.50%, 2/25/2026	1,000	1,061
HCA, Inc.
5.88%, 5/1/2023	7,424	7,883
5.38%, 2/1/2025	3,078	3,217
5.38%, 9/1/2026	11,440	11,870
5.63%, 9/1/2028	2,078	2,166
5.88%, 2/1/2029	6,362	6,752
Magellan Health, Inc. 4.90%, 9/22/2024 (c)	1,250	1,203
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	225	250
Series 2015, 4.20%, 7/1/2055	785	901
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	666	678
Providence St Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	363	355
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	4,420	3,644
Tenet Healthcare Corp.
4.75%, 6/1/2020	210	211
6.00%, 10/1/2020	1,017	1,045
4.50%, 4/1/2021	4,963	4,988
4.38%, 10/1/2021	5,713	5,757
4.63%, 7/15/2024	6,097	6,052
5.13%, 5/1/2025 (b)	1,100	1,092
Texas Health Resources 4.33%, 11/15/2055	1,075	1,205
UnitedHealth Group, Inc.
2.88%, 12/15/2021	1,500	1,515
2.75%, 2/15/2023	125	126
3.50%, 2/15/2024 (b)	1,380	1,433
3.75%, 7/15/2025	5,000	5,253
4.63%, 7/15/2035	98	110
3.95%, 10/15/2042	615	626
WellCare Health Plans, Inc. 5.25%, 4/1/2025	5,525	5,599

		124,486

Health Care Technology — 0.0% (k)
IQVIA, Inc.
4.88%, 5/15/2023 (a) (b)	865	875
5.00%, 10/15/2026 (a)	2,575	2,620
5.00%, 5/15/2027 (a)	3,256	3,303

		6,798

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 4.25%, 5/15/2024 (a) (b)	2,374	2,344
Boyd Gaming Corp. 6.00%, 8/15/2026	3,172	3,196
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	2,277	2,459
CCM Merger, Inc. 6.00%, 3/15/2022 (a)	3,646	3,737
Cedar Fair LP 5.38%, 4/15/2027 (b)	703	712
Chukchansi Economic Development Authority 9.75%, 5/30/2020 (a)(d)	548	301
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	4,015	4,206
Eldorado Resorts, Inc.
7.00%, 8/1/2023 (b)	1,500	1,553
6.00%, 4/1/2025	1,118	1,136
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	5,651	5,962
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	1,800	1,776
5.13%, 5/1/2026	115	116
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024 (b)	2,997	3,121
Hilton Worldwide Finance LLC 4.63%, 4/1/2025	1,136	1,140
International Game Technology plc
6.25%, 2/15/2022 (a) (b)	4,226	4,369
6.50%, 2/15/2025 (a) (b)	4,802	5,066
Jack Ohio Finance LLC 6.75%, 11/15/2021 (a)	3,419	3,499
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026 (a)	3,631	3,758
MGM Resorts International 5.75%, 6/15/2025 (b)	2,233	2,342
NCL Corp. Ltd. 4.75%, 12/15/2021 (a)	2,374	2,392
Sabre GLBL, Inc.
5.38%, 4/15/2023 (a) (b)	2,998	3,021
5.25%, 11/15/2023 (a)	1,050	1,055
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	7,442	7,330
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	3,336	3,295
Starbucks Corp. 3.80%, 8/15/2025	1,010	1,056

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)		1,890	1,836
Wyndham Destinations, Inc.
5.40%, 4/1/2024 (c)		4,705	4,805
6.35%, 10/1/2025 (b) (c)		399	424
5.75%, 4/1/2027 (b) (c)		923	927

			76,934

Household Durables — 0.1%
Lennar Corp.
4.50%, 4/30/2024		667	674
5.88%, 11/15/2024		1,793	1,903
4.75%, 5/30/2025 (b)		2,305	2,328
5.25%, 6/1/2026		3,550	3,661
M/I Homes, Inc. 6.75%, 1/15/2021		1,030	1,042
PulteGroup, Inc.
5.50%, 3/1/2026 (b)		1,665	1,734
5.00%, 1/15/2027 (b)		435	439
Tempur Sealy International, Inc.
5.63%, 10/15/2023		2,000	2,020
5.50%, 6/15/2026		851	853
Toll Brothers Finance Corp.
5.88%, 2/15/2022		524	549
4.38%, 4/15/2023		420	427
5.63%, 1/15/2024		130	137
4.88%, 11/15/2025 (b)		860	874
4.88%, 3/15/2027 (b)		830	830

			17,471

Household Products — 0.2%
Kimberly-Clark Corp.
2.40%, 6/1/2023 (b)		600	596
3.20%, 4/25/2029		1,000	1,025
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.75%, 6/26/2024 (a)		19,530	19,390
3.00%, 6/26/2027 (a)		350	344
Spectrum Brands, Inc.
6.13%, 12/15/2024		1,409	1,441
5.75%, 7/15/2025		2,874	2,917

			25,713

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.
4.50%, 3/15/2023 (b)		1,220	1,228
5.50%, 4/15/2025		3,340	3,449
6.00%, 5/15/2026		964	1,007
Calpine Corp. 5.25%, 6/1/2026 (a) (b)		5,500	5,384
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024 (a)		1,100	1,220
Clearway Energy Operating LLC
5.38%, 8/15/2024		555	552
5.00%, 9/15/2026		4,842	4,673
Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035 (a)		2,574	2,585
Exelon Generation Co. LLC 6.25%, 10/1/2039		200	233
NRG Energy, Inc.
7.25%, 5/15/2026		4,171	4,499
6.63%, 1/15/2027		4,812	5,119
5.75%, 1/15/2028 (b)		826	864
5.25%, 6/15/2029 (a) (b)		1,949	2,003
Talen Energy Supply LLC
6.50%, 6/1/2025 (b)		1,919	1,631

			34,447

Industrial Conglomerates — 0.0% (k)
General Electric Co. Series 15BR, 2.22%, 11/20/2020	JPY	100,000	931

Insurance — 0.8%
Aflac, Inc. 4.75%, 1/15/2049		1,900	2,140
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)		996	1,007
3.90%, 4/6/2028 (a)		2,495	2,619
3.60%, 4/9/2029 (a)		495	508
Allstate Corp. (The) 3.15%, 6/15/2023		651	666
American Financial Group, Inc. 3.50%, 8/15/2026		1,600	1,595
American International Group, Inc.
3.88%, 1/15/2035		2,041	1,964
4.70%, 7/10/2035		1,200	1,261
Aon Corp. 6.25%, 9/30/2040		240	304
Athene Global Funding
4.00%, 1/25/2022 (a)		883	912
3.00%, 7/1/2022 (a)		1,482	1,490
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040		500	637
4.25%, 1/15/2049		4,410	4,748
Chubb INA Holdings, Inc. 3.15%, 3/15/2025		1,000	1,022
Cincinnati Financial Corp. 6.13%, 11/1/2034		1,100	1,398
CNA Financial Corp. 3.95%, 5/15/2024		373	388
CNO Financial Group, Inc. 5.25%, 5/30/2025 (b)		4,225	4,373
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)		2,829	2,867
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)		406	461
Great-West Lifeco Finance Delaware LP (Canada) 4.15%, 6/3/2047 (a)		1,844	1,975
Guardian Life Global Funding
2.50%, 5/8/2022 (a)		900	899
3.40%, 4/25/2023 (a)		16,285	16,776
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)		271	302
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (b) (g)		1,200	1,308

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Jackson National Life Global Funding
3.30%, 2/1/2022 (a)	700	713
2.50%, 6/27/2022 (a) (b)	4,000	3,987
3.25%, 1/30/2024 (a)	575	586
3.88%, 6/11/2025 (a)	12,637	13,379
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (a)	2,550	2,998
Liberty Mutual Group, Inc.
7.00%, 3/15/2034 (a)	100	127
7.80%, 3/15/2037 (a)	920	1,141
6.50%, 5/1/2042 (a)	375	475
Lincoln National Corp. 3.35%, 3/9/2025	1,100	1,118
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026 (b)	2,684	2,858
Marsh & McLennan Cos., Inc. 2.75%, 1/30/2022	433	434
Massachusetts Mutual Life Insurance Co. 5.38%, 12/1/2041 (a)	152	180
MassMutual Global Funding II
2.50%, 10/17/2022 (a)	2,085	2,083
2.75%, 6/22/2024 (a)	2,000	2,013
2.95%, 1/11/2025 (a)	1,200	1,211
MetLife, Inc.
6.50%, 12/15/2032	700	924
4.13%, 8/13/2042	869	900
Metropolitan Life Global Funding I
1.95%, 9/15/2021 (a)	4,398	4,336
3.88%, 4/11/2022 (a)	649	673
3.00%, 1/10/2023 (a)	1,820	1,846
3.60%, 1/11/2024 (a)	1,250	1,305
Metropolitan Life Insurance Co. 7.80%, 11/1/2025 (a)	1,650	2,056
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,831	2,855
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	303	426
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	800	825
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (g)	397	372
Principal Financial Group, Inc. 3.70%, 5/15/2029	605	618
Principal Life Global Funding II 3.00%, 4/18/2026 (a)	586	587
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (f) (g) (h)	600	599
Protective Life Corp. 4.30%, 9/30/2028 (a)	700	737
Prudential Financial, Inc. 3.91%, 12/7/2047	2,259	2,237
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	191
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	1,420	1,463
Suncorp-Metway Ltd. (Australia) 3.30%, 4/15/2024 (a)	1,325	1,341
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (b) (g)	1,000	1,034
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (a)	500	582
4.27%, 5/15/2047 (a)	800	854
Torchmark Corp. 4.55%, 9/15/2028	600	650
Travelers Property Casualty Corp. 7.75%, 4/15/2026	700	910

		113,244

Internet & Direct Marketing Retail — 0.0% (k)
Amazon.com, Inc.
2.80%, 8/22/2024 (b)	612	621
3.15%, 8/22/2027	2,000	2,056
4.80%, 12/5/2034	1,523	1,796
4.25%, 8/22/2057	900	988
Booking Holdings, Inc. 3.55%, 3/15/2028	357	368

		5,829

IT Services — 0.4%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	884	827
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	1,061	1,062
DXC Technology Co. 4.25%, 4/15/2024	517	537
Gartner, Inc. 5.13%, 4/1/2025 (a)	1,753	1,766
IBM Credit LLC 3.00%, 2/6/2023	2,000	2,017
International Business Machines Corp.
3.00%, 5/15/2024	9,020	9,100
3.30%, 5/15/2026	5,800	5,865
3.50%, 5/15/2029	11,830	12,064
4.15%, 5/15/2039	5,000	5,121
4.25%, 5/15/2049	6,540	6,708
Mastercard, Inc.
2.95%, 6/1/2029	6,610	6,674
3.65%, 6/1/2049	4,040	4,103
VeriSign, Inc.
5.25%, 4/1/2025	120	125
4.75%, 7/15/2027	1,156	1,177
Visa, Inc. 4.15%, 12/14/2035 (b)	760	833

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Western Union Co. (The)
3.60%, 3/15/2022	1,200	1,222
6.20%, 6/21/2040	300	323

		59,524

Leisure Products — 0.0% (k)
Mattel, Inc.
3.15%, 3/15/2023 (b)	1,100	1,012
6.75%, 12/31/2025 (a)	2,688	2,647

		3,659

Machinery — 0.2%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	1,686	1,699
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	2,053	2,112
Briggs & Stratton Corp. 6.88%, 12/15/2020	3,087	3,183
Caterpillar, Inc. 3.80%, 8/15/2042	680	704
Colfax Corp. 6.00%, 2/15/2024 (a)	5,295	5,471
Deere & Co. 3.90%, 6/9/2042 (b)	800	849
Illinois Tool Works, Inc.
4.88%, 9/15/2041 (b)	105	127
3.90%, 9/1/2042	1,999	2,135
Ingersoll-Rand Co. 7.20%, 6/1/2025	90	101
Parker-Hannifin Corp.
3.30%, 11/21/2024	438	449
6.25%, 5/15/2038	440	569
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	1,015	1,056
Tennant Co. 5.63%, 5/1/2025	3,671	3,717

		22,172

Media — 1.3%
Altice Luxembourg SA (Luxembourg) 10.50%, 5/15/2027 (a)	2,963	2,964
AMC Networks, Inc.
5.00%, 4/1/2024	2,596	2,586
4.75%, 8/1/2025	1,693	1,655
Clear Channel Communication 9.00%, 12/15/2019 ‡ (d)	10,505	—	(e)
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022	3,223	3,287
9.25%, 2/15/2024 (a)	1,648	1,763
Comcast Corp.
3.45%, 10/1/2021 (b)	10,845	11,076
3.60%, 3/1/2024	240	250
3.38%, 2/15/2025 (b)	5,150	5,296
3.38%, 8/15/2025	15,381	15,770
3.95%, 10/15/2025	712	754
3.15%, 3/1/2026 (b)	758	769
3.15%, 2/15/2028	3,500	3,500
3.55%, 5/1/2028	1,772	1,823
4.15%, 10/15/2028 (b)	9,600	10,299
4.20%, 8/15/2034	4,389	4,689
4.40%, 8/15/2035	3,850	4,165
6.50%, 11/15/2035	435	566
3.90%, 3/1/2038	7,489	7,585
4.60%, 10/15/2038	865	945
4.60%, 8/15/2045	2,405	2,601
3.40%, 7/15/2046	5,000	4,545
3.97%, 11/1/2047	1,115	1,105
4.70%, 10/15/2048	5,140	5,721
4.00%, 11/1/2049	135	134
4.95%, 10/15/2058	4,090	4,689
CSC Holdings LLC
5.38%, 7/15/2023 (a)	4,725	4,796
5.25%, 6/1/2024	4,373	4,407
6.63%, 10/15/2025 (a)	4,895	5,132
10.88%, 10/15/2025 (a)	3,471	3,940
5.50%, 5/15/2026 (a)	5,177	5,253
5.50%, 4/15/2027 (a)	3,352	3,409
5.38%, 2/1/2028 (a)	2,295	2,301
6.50%, 2/1/2029 (a)	289	305
DISH DBS Corp.
5.13%, 5/1/2020	1,500	1,508
6.75%, 6/1/2021	1,569	1,620
5.88%, 7/15/2022	5,187	5,098
5.00%, 3/15/2023 (b)	3,372	3,161
Gray Television, Inc. 5.13%, 10/15/2024 (a)	1,200	1,206
iHeartCommunications, Inc.
6.38%, 5/1/2026 (b)	2,900	3,012
8.38%, 5/1/2027 (b)	1,297	1,357
Lamar Media Corp.
5.00%, 5/1/2023	1,250	1,265
5.38%, 1/15/2024	2,680	2,736
5.75%, 2/1/2026	2,917	3,050
Liberty Interactive LLC 8.25%, 2/1/2030	470	472
Outfront Media Capital LLC
5.25%, 2/15/2022	1,500	1,514
5.63%, 2/15/2024	500	512
5.88%, 3/15/2025	1,000	1,013
Sirius XM Radio, Inc.
4.63%, 5/15/2023 (a) (b)	3,380	3,403
6.00%, 7/15/2024 (a)	2,750	2,826
5.38%, 4/15/2025 (a)	2,645	2,664
5.38%, 7/15/2026 (a)	1,360	1,370
5.00%, 8/1/2027 (a)	790	778
TEGNA, Inc.
6.38%, 10/15/2023 (b)	3,375	3,459
5.50%, 9/15/2024 (a) (b)	2,080	2,114
Time Warner Cable LLC 7.30%, 7/1/2038	335	392
Unitymedia GmbH (Germany) 6.13%, 1/15/2025 (a)	1,520	1,560
Unitymedia Hessen GmbH & Co. KG (Germany) 5.00%, 1/15/2025 (a) (b)	2,325	2,377
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025 (a)	1,760	1,782

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Videotron Ltd. (Canada)
5.00%, 7/15/2022	700	723
5.38%, 6/15/2024 (a)	3,057	3,180
5.13%, 4/15/2027 (a)	838	842
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a) (b)	2,835	2,764

		185,838

Metals & Mining — 0.5%
AK Steel Corp.
7.63%, 10/1/2021	987	952
7.00%, 3/15/2027 (b)	470	363
Alcoa Nederland Holding BV
6.75%, 9/30/2024 (a)	1,784	1,819
7.00%, 9/30/2026 (a)	1,765	1,849
6.13%, 5/15/2028 (a) (b)	980	985
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/2043	1,000	1,191
Carpenter Technology Corp. 4.45%, 3/1/2023	1,770	1,799
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	1,140	1,134
Commercial Metals Co.
4.88%, 5/15/2023 (b)	2,566	2,540
5.75%, 4/15/2026	295	289
Corp. Nacional del Cobre de Chile (Chile) 4.38%, 2/5/2049 (i)	2,400	2,469
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022 (a)	2,004	2,009
5.13%, 3/15/2023 (a)	1,750	1,767
5.13%, 5/15/2024 (a) (b)	1,453	1,458
Freeport-McMoRan, Inc.
4.00%, 11/14/2021 (b)	3,120	3,136
3.55%, 3/1/2022	3,086	3,017
3.88%, 3/15/2023	12,950	12,471
4.55%, 11/14/2024 (b)	1,470	1,419
5.40%, 11/14/2034	1,395	1,241
Glencore Finance Canada Ltd. (Switzerland) 6.90%, 11/15/2037 (a) (b)	100	113
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (a)	300	311
Indonesia Asahan Aluminium Persero PT (Indonesia)
5.71%, 11/15/2023 (a)	4,130	4,442
6.53%, 11/15/2028 (a)	1,200	1,355
6.76%, 11/15/2048 (a)	2,400	2,733
Kaiser Aluminum Corp. 5.88%, 5/15/2024	916	932
Nexa Resources Peru SAA (Peru) 4.63%, 3/28/2023 (i)	2,450	2,507
Northwest Acquisitions ULC 7.13%, 11/1/2022 (a)	1,350	1,050
Nucor Corp.
4.00%, 8/1/2023 (b)	1,000	1,052
6.40%, 12/1/2037	1,910	2,521
Steel Dynamics, Inc.
5.13%, 10/1/2021	567	569
5.25%, 4/15/2023	420	425
5.50%, 10/1/2024	870	886
4.13%, 9/15/2025	3,721	3,660
5.00%, 12/15/2026	885	905
Vale Canada Ltd. (Brazil) 7.20%, 9/15/2032	700	761

		66,130

Multiline Retail — 0.0% (k)
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021 (a)	10,120	5,161

Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023	4,215	4,259
3.50%, 2/1/2025	1,037	1,076
3.25%, 4/15/2028 (b)	800	809
6.13%, 4/1/2036	1,349	1,741
3.80%, 7/15/2048	6,195	6,109
CMS Energy Corp. 3.88%, 3/1/2024	1,000	1,036
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	400	485
Series 09-C, 5.50%, 12/1/2039	300	367
Series 2017, 3.88%, 6/15/2047 (b)	1,000	1,007
Series E, 4.65%, 12/1/2048	1,700	1,930
Series A, 4.13%, 5/15/2049 (b)	800	831
4.50%, 5/15/2058	808	875
Consumers Energy Co.
4.05%, 5/15/2048 (b)	400	433
4.35%, 4/15/2049	500	568
4.35%, 8/31/2064	491	530
Dominion Energy, Inc.
Series C, 2.00%, 8/15/2021	803	789
Series F, 5.25%, 8/1/2033	785	907
7.00%, 6/15/2038	400	528
Series C, 4.90%, 8/1/2041	46	51
NiSource, Inc. 6.25%, 12/15/2040	1,721	2,226
Puget Sound Energy, Inc. 5.76%, 7/15/2040	900	1,114
San Diego Gas & Electric Co.
6.00%, 6/1/2026	685	779
6.00%, 6/1/2039	500	608
4.50%, 8/15/2040	249	263

		29,321

Oil, Gas & Consumable Fuels — 2.5%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028 (i)	3,100	3,267
Aker BP ASA (Norway)
6.00%, 7/1/2022 (a) (b)	1,550	1,589
5.88%, 3/31/2025 (a) (b)	1,822	1,908
Anadarko Holding Co. 7.15%, 5/15/2028	278	328
Anadarko Petroleum Corp. 7.95%, 6/15/2039	100	139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ANR Pipeline Co. 9.63%, 11/1/2021	250	288
Antero Resources Corp.
5.13%, 12/1/2022	7,660	7,583
5.63%, 6/1/2023	189	187
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	610	634
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021 (a) (b)	2,000	2,061
BP Capital Markets America, Inc.
3.22%, 4/14/2024	4,235	4,323
3.80%, 9/21/2025	1,500	1,575
3.41%, 2/11/2026	1,750	1,796
3.02%, 1/16/2027	1,325	1,314
4.23%, 11/6/2028 (b)	13,770	14,802
BP Capital Markets plc (United Kingdom)
3.99%, 9/26/2023	11,930	12,545
3.81%, 2/10/2024	612	640
3.54%, 11/4/2024 (b)	1,800	1,870
3.28%, 9/19/2027 (b)	727	733
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078 (g)	2,716	2,220
California Resources Corp. 8.00%, 12/15/2022 (a) (b)	2,342	1,634
Canadian Natural Resources Ltd. (Canada) 6.45%, 6/30/2033	830	1,023
Cenovus Energy, Inc. (Canada)
4.45%, 9/15/2042	294	258
5.20%, 9/15/2043	4,000	3,881
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	2,295	2,558
5.88%, 3/31/2025	5,344	5,736
5.13%, 6/30/2027	3,215	3,328
Cheniere Energy Partners LP
5.25%, 10/1/2025 (b)	3,926	3,919
5.63%, 10/1/2026 (a) (b)	2,648	2,681
Chevron Corp.
2.90%, 3/3/2024 (b)	645	657
2.95%, 5/16/2026	3,050	3,098
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	492	517
ConocoPhillips 5.90%, 5/15/2038	2,000	2,566
DCP Midstream Operating LP
4.75%, 9/30/2021 (a)	1,116	1,127
4.95%, 4/1/2022 (b)	522	537
3.88%, 3/15/2023 (b)	6,684	6,601
5.38%, 7/15/2025	1,055	1,096
5.13%, 5/15/2029 (b)	1,725	1,740
6.75%, 9/15/2037 (a) (b)	1,080	1,112
5.60%, 4/1/2044	480	448
Diamondback Energy, Inc.
4.75%, 11/1/2024 (a)	4,349	4,425
4.75%, 11/1/2024 (b)	1,161	1,181
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	3,550	3,866
5.38%, 6/26/2026	735	783
Empresa Nacional del Petroleo (Chile) 5.25%, 11/6/2029 (a)	1,950	2,134
Enbridge, Inc. (Canada) 4.50%, 6/10/2044	125	130
Encana Corp. (Canada)
7.38%, 11/1/2031	175	223
6.50%, 8/15/2034	1,000	1,197
6.63%, 8/15/2037	148	177
Energy Transfer Operating LP
3.60%, 2/1/2023	1,146	1,158
4.25%, 3/15/2023	2,000	2,058
4.75%, 1/15/2026	7,346	7,639
7.50%, 7/1/2038	300	366
6.05%, 6/1/2041	1,566	1,681
Eni SpA (Italy) 5.70%, 10/1/2040 (a)	1,210	1,334
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	500	622
EnLink Midstream Partners LP
4.40%, 4/1/2024 (b)	2,149	2,111
4.15%, 6/1/2025 (b)	2,701	2,586
4.85%, 7/15/2026	1,665	1,632
5.60%, 4/1/2044	1,930	1,699
Enterprise Products Operating LLC
3.35%, 3/15/2023	1,252	1,273
3.75%, 2/15/2025	582	603
3.70%, 2/15/2026 (b)	1,026	1,054
Series J, 5.75%, 3/1/2035	800	886
6.45%, 9/1/2040	375	461
5.95%, 2/1/2041	333	397
4.95%, 10/15/2054	330	356
EP Energy LLC
9.38%, 5/1/2024 (a)	6,505	2,041
8.00%, 11/29/2024 (a) (b)	3,155	1,956
7.75%, 5/15/2026 (a)	2,579	2,186
Equinor ASA (Norway)
2.45%, 1/17/2023	263	262
2.65%, 1/15/2024	2,179	2,186
7.15%, 11/15/2025	585	725
Gulfport Energy Corp. 6.38%, 1/15/2026	1,018	830
Hilcorp Energy I LP
5.00%, 12/1/2024 (a)	2,038	1,972
6.25%, 11/1/2028 (a)	1,950	1,952
KazMunayGas National Co. JSC (Kazakhstan)
3.88%, 4/19/2022 (i)	5,270	5,328
6.38%, 10/24/2048 (a)	1,190	1,344
Kerr-McGee Corp. 7.88%, 9/15/2031	800	1,076
Marathon Oil Corp. 6.80%, 3/15/2032	500	614

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MPLX LP
4.13%, 3/1/2027	7,150	7,246
5.20%, 3/1/2047	323	330
Murphy Oil Corp. 4.45%, 12/1/2022 (c)	2,303	2,268
NGPL PipeCo LLC
4.38%, 8/15/2022 (a)	2,285	2,310
4.88%, 8/15/2027 (a)	1,835	1,885
7.77%, 12/15/2037 (a)	615	760
Noble Energy, Inc. 5.25%, 11/15/2043 (b)	6,250	6,466
NuStar Logistics LP
6.75%, 2/1/2021	1,046	1,080
4.75%, 2/1/2022	2,278	2,272
6.00%, 6/1/2026	1,338	1,335
5.63%, 4/28/2027 (b)	1,003	973
Oasis Petroleum, Inc.
6.88%, 3/15/2022 (b)	2,360	2,285
6.88%, 1/15/2023	1,166	1,119
Occidental Petroleum Corp.
2.70%, 2/15/2023 (b)	504	502
3.40%, 4/15/2026	2,300	2,304
4.20%, 3/15/2048 (b)	500	483
Oil and Gas Holding Co. BSCC (The) (Bahrain) 7.63%, 11/7/2024 (a) (b)	2,500	2,678
ONEOK Partners LP 6.65%, 10/1/2036	1,465	1,770
ONEOK, Inc. 7.50%, 9/1/2023 (b)	3,050	3,544
PBF Holding Co. LLC
7.00%, 11/15/2023	533	544
7.25%, 6/15/2025	1,431	1,452
Peabody Energy Corp.
6.00%, 3/31/2022 (a)	1,370	1,359
6.38%, 3/31/2025 (a)	1,675	1,625
Pertamina Persero PT (Indonesia)
5.25%, 5/23/2021 (i)	2,700	2,802
6.45%, 5/30/2044 (i)	1,600	1,829
Petro-Canada (Canada)
7.88%, 6/15/2026	1,937	2,412
6.80%, 5/15/2038	1,215	1,607
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (i)	2,650	2,738
4.75%, 6/19/2032 (a)	1,670	1,725
Petroleos Mexicanos (Mexico)
(ICE LIBOR USD 3 Month + 3.65%), 6.25%, 3/11/2022 (g)	2,607	2,708
6.50%, 3/13/2027	1,020	1,027
6.50%, 1/23/2029	1,310	1,292
5.63%, 1/23/2046	1,100	895
6.75%, 9/21/2047	1,395	1,259
6.35%, 2/12/2048	1,445	1,261
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago) 9.75%, 8/14/2019 (i)	1,150	1,134
Phillips 66
3.90%, 3/15/2028	500	515
4.65%, 11/15/2034	1,000	1,077
QEP Resources, Inc.
6.88%, 3/1/2021	978	993
5.38%, 10/1/2022	2,327	2,234
5.25%, 5/1/2023	2,196	2,058
5.63%, 3/1/2026 (b)	673	609
Range Resources Corp.
5.75%, 6/1/2021	1,253	1,247
5.00%, 8/15/2022	1,778	1,679
5.00%, 3/15/2023 (b)	1,658	1,553
4.88%, 5/15/2025 (b)	3,260	2,840
Saudi Arabian Oil Co. (Saudi Arabia) 4.38%, 4/16/2049 (a)	2,110	2,058
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025 (a)	3,243	3,073
SM Energy Co.
6.13%, 11/15/2022	1,898	1,836
6.75%, 9/15/2026 (b)	2,489	2,223
6.63%, 1/15/2027 (b)	1,293	1,138
Southwestern Energy Co. 7.50%, 4/1/2026	4,934	4,737
Spectra Energy Partners LP 4.50%, 3/15/2045	1,140	1,175
Suncor Energy, Inc. (Canada) 7.15%, 2/1/2032 (b)	148	195
Sunoco Logistics Partners Operations LP
5.95%, 12/1/2025	464	519
5.35%, 5/15/2045	2,000	1,994
Sunoco LP
4.88%, 1/15/2023 (b)	3,293	3,318
5.50%, 2/15/2026	1,861	1,880
6.00%, 4/15/2027 (a) (b)	2,540	2,580
Tallgrass Energy Partners LP
4.75%, 10/1/2023 (a)	1,770	1,779
5.50%, 9/15/2024 (a)	1,808	1,844
5.50%, 1/15/2028 (a) (b)	1,975	1,960
Targa Resources Partners LP
5.25%, 5/1/2023	4,285	4,300
4.25%, 11/15/2023	3,426	3,366
5.13%, 2/1/2025	3,895	3,905
5.88%, 4/15/2026	1,345	1,390
5.38%, 2/1/2027 (b)	535	537
6.50%, 7/15/2027 (a)	1,730	1,802
5.00%, 1/15/2028 (b)	585	563
TC PipeLines LP 3.90%, 5/25/2027	422	423
TerraForm Power Operating LLC
4.25%, 1/31/2023 (a) (b)	1,872	1,811
6.63%, 6/15/2025 (a) (c)	188	194
5.00%, 1/31/2028 (a)	1,468	1,411
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	375	372
Total Capital International SA (France)
3.70%, 1/15/2024 (b)	21,800	22,750
3.75%, 4/10/2024	450	473

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
TransCanada PipeLines Ltd. (Canada)
2.50%, 8/1/2022	285	283
3.75%, 10/16/2023	1,840	1,903
4.25%, 5/15/2028	1,000	1,050
5.85%, 3/15/2036	1,792	2,054
6.20%, 10/15/2037	1,000	1,196
4.75%, 5/15/2038	1,000	1,050
TransMontaigne Partners LP 6.13%, 2/15/2026	966	937
Ultra Resources, Inc. 9.00%, 7/12/2024	16,754	7,121
Unit Corp. 6.63%, 5/15/2021	2,972	2,794
Whiting Petroleum Corp. 6.63%, 1/15/2026 (b)	1,488	1,360
WPX Energy, Inc. 5.75%, 6/1/2026	3,554	3,527

		351,788

Paper & Forest Products — 0.0% (k)
Clearwater Paper Corp.
4.50%, 2/1/2023 (b)	2,434	2,276
5.38%, 2/1/2025 (a) (b)	2,373	2,112

		4,388

Pharmaceuticals — 1.2%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024 (b)	3,593	3,386
Allergan, Inc. 2.80%, 3/15/2023	500	491
Bausch Health Cos., Inc.
6.50%, 3/15/2022 (a)	2,599	2,687
7.00%, 3/15/2024 (a)	9,063	9,465
5.50%, 11/1/2025 (a) (b)	7,822	7,852
5.75%, 8/15/2027 (a)	1,155	1,168
Bayer US Finance LLC (Germany) 2.38%, 10/8/2019 (a)	1,100	1,097
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 (a) (b)	19,387	19,641
3.20%, 6/15/2026 (a)	2,977	3,052
3.40%, 7/26/2029 (a)	14,730	15,139
4.13%, 6/15/2039 (a)	1,998	2,081
4.25%, 10/26/2049 (a)	6,500	6,872
Eli Lilly & Co.
2.75%, 6/1/2025 (b)	8,676	8,752
3.88%, 3/15/2039 (b)	4,160	4,383
3.95%, 3/15/2049	4,040	4,235
4.15%, 3/15/2059	665	707
Endo Dac 5.88%, 10/15/2024 (a)	836	794
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024 (b)	14,250	14,462
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.88%, 5/15/2028	14,000	14,958
5.38%, 4/15/2034	400	492
6.38%, 5/15/2038 (b)	920	1,233
Johnson & Johnson
2.45%, 3/1/2026	2,000	1,972
3.40%, 1/15/2038	926	923
Merck & Co., Inc.
3.40%, 3/7/2029	820	850
3.90%, 3/7/2039	700	743
Novartis Capital Corp. (Switzerland)
3.00%, 11/20/2025	2,705	2,751
4.40%, 5/6/2044	1,000	1,129
Pfizer, Inc.
2.75%, 6/3/2026	1,500	1,501
3.45%, 3/15/2029 (b)	18,105	18,859
4.10%, 9/15/2038	2,000	2,152
3.90%, 3/15/2039	960	1,009
Pharmacia LLC 6.60%, 12/1/2028 (c)	745	952
Sanofi (France) 4.00%, 3/29/2021	13,773	14,158
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	500	492

		170,438

Professional Services — 0.0% (k)
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	4,414	4,381

Real Estate Management & Development — 0.1%
Celulosa Arauco y Constitucion SA (Chile) 4.25%, 4/30/2029 (a)	2,400	2,400
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	1,545	1,537
Mitsui Fudosan Co. Ltd. (Japan) 2.95%, 1/23/2023 (a)	2,480	2,489
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)
3.13%, 3/20/2022 (a)	579	588
3.88%, 3/20/2027 (a)	603	633
4.13%, 2/1/2029 (a)	1,055	1,141

		8,788

Road & Rail — 0.3%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a) (b)	3,424	3,296
Avolon Holdings Funding Ltd. (Ireland) 5.25%, 5/15/2024 (a)	1,726	1,793
Burlington Northern Santa Fe LLC
3.00%, 3/15/2023	162	165
6.70%, 8/1/2028	1,150	1,482
7.08%, 5/13/2029	100	132
6.15%, 5/1/2037	750	982
4.38%, 9/1/2042	510	553
4.70%, 9/1/2045	6,630	7,589
Canadian Pacific Railway Co. (Canada)
9.45%, 8/1/2021	280	319
4.50%, 1/15/2022	1,680	1,753
6.13%, 9/15/2115 (b)	1,456	1,919
CSX Corp. 3.25%, 6/1/2027	583	586
DAE Funding LLC (United Arab Emirates)
5.75%, 11/15/2023 (a)	2,750	2,843
5.00%, 8/1/2024 (a) (b)	2,253	2,253

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Empresa de Transporte de Pasajeros Metro SA (Chile) 5.00%, 1/25/2047 (i)	2,400	2,581
ERAC USA Finance LLC
3.30%, 10/15/2022 (a)	200	203
2.70%, 11/1/2023 (a)	470	466
6.70%, 6/1/2034 (a)	800	1,038
7.00%, 10/15/2037 (a)	291	389
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	460	476
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan) 4.85%, 11/17/2027 (a)	521	543
Norfolk Southern Corp.
3.25%, 12/1/2021	1,415	1,437
2.90%, 2/15/2023 (b)	462	466
4.05%, 8/15/2052	500	504
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a) (b)	1,500	1,575
Penske Truck Leasing Co. LP 4.13%, 8/1/2023 (a)	1,767	1,843
Ryder System, Inc. 3.50%, 6/1/2021 (b)	555	563
SMBC Aviation Capital Finance DAC (Ireland)
3.00%, 7/15/2022 (a)	650	652
4.13%, 7/15/2023 (a)	1,100	1,145

		39,546

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,312	3,163
Analog Devices, Inc. 4.50%, 12/5/2036	563	569
Applied Materials, Inc. 5.10%, 10/1/2035 (b)	600	711
Broadcom Corp. 3.63%, 1/15/2024	2,108	2,090
Entegris, Inc. 4.63%, 2/10/2026 (a) (b)	1,240	1,234
Qorvo, Inc. 5.50%, 7/15/2026 (a)	4,972	5,059
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026 (a) (b)	2,328	2,421
Texas Instruments, Inc.
2.90%, 11/3/2027	1,000	1,006
3.88%, 3/15/2039	1,620	1,709
4.15%, 5/15/2048	300	328

		18,290

Software — 0.7%
CDK Global, Inc. 5.25%, 5/15/2029 (a)	1,939	1,932
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,330	2,429
j2 Cloud Services LLC 6.00%, 7/15/2025 (a)	2,018	2,058
Microsoft Corp.
2.88%, 2/6/2024	1,045	1,068
2.40%, 8/8/2026 (b)	5,000	4,916
3.30%, 2/6/2027	446	464
3.50%, 2/12/2035	4,989	5,154
4.20%, 11/3/2035	435	486
3.45%, 8/8/2036	2,000	2,044
4.10%, 2/6/2037	870	962
4.50%, 10/1/2040	2,595	2,988
4.50%, 2/6/2057	3,762	4,422
Nuance Communications, Inc. 5.63%, 12/15/2026	7,206	7,359
Open Text Corp. (Canada)
5.63%, 1/15/2023 (a)	787	797
5.88%, 6/1/2026 (a)	5,966	6,219
Oracle Corp.
2.50%, 5/15/2022	787	788
2.50%, 10/15/2022	1,821	1,820
2.63%, 2/15/2023 (b)	20,150	20,111
2.40%, 9/15/2023	495	491
2.95%, 11/15/2024	1,000	1,013
4.30%, 7/8/2034	4,818	5,216
3.90%, 5/15/2035	1,500	1,552
5.38%, 7/15/2040	241	290
4.00%, 7/15/2046	9,500	9,585
4.38%, 5/15/2055	5,215	5,560
salesforce.com, Inc. 3.70%, 4/11/2028	1,100	1,170
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a) (b)	3,205	3,230
Symantec Corp. 5.00%, 4/15/2025 (a)	7,191	7,190

		101,314

Specialty Retail — 0.4%
Caleres, Inc. 6.25%, 8/15/2023	2,840	2,918
Group 1 Automotive, Inc. 5.25%, 12/15/2023 (a)	6,610	6,717
Home Depot, Inc. (The)
2.63%, 6/1/2022	215	217
2.13%, 9/15/2026 (b)	5,480	5,233
2.80%, 9/14/2027	1,000	997
3.90%, 12/6/2028	2,400	2,587
3.50%, 9/15/2056	7,000	6,571
L Brands, Inc.
5.25%, 2/1/2028 (b)	769	688
6.88%, 11/1/2035	963	838
6.75%, 7/1/2036	1,625	1,381
Lowe’s Cos., Inc.
3.13%, 9/15/2024	665	675
2.50%, 4/15/2026 (b)	13,060	12,565
3.65%, 4/5/2029	872	883
3.70%, 4/15/2046	5,000	4,482
4.55%, 4/5/2049	1,775	1,805
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	185	186
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (b)	1,824	1,815

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Penske Automotive Group, Inc. 5.50%, 5/15/2026 (b)	2,069	2,048
PetSmart, Inc. 5.88%, 6/1/2025 (a)	4,280	4,018
Sally Holdings LLC 5.50%, 11/1/2023	250	252
Staples, Inc. 10.75%, 4/15/2027 (a) (b)	2,156	2,059

		58,935

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.70%, 5/13/2022	2,580	2,606
3.00%, 2/9/2024	2,702	2,755
2.85%, 5/11/2024	703	712
2.75%, 1/13/2025	3,000	3,010
2.50%, 2/9/2025	1,000	991
3.25%, 2/23/2026	372	381
3.35%, 2/9/2027	16,690	17,176
4.50%, 2/23/2036	1,123	1,263
3.85%, 5/4/2043	6,881	6,969
3.75%, 9/12/2047	6,500	6,453
Dell International LLC
5.88%, 6/15/2021 (a) (b)	3,206	3,253
7.13%, 6/15/2024 (a) (b)	6,236	6,569
6.02%, 6/15/2026 (a)	1,189	1,280
EMC Corp. 3.38%, 6/1/2023	9,388	9,118
Western Digital Corp. 4.75%, 2/15/2026 (b)	7,981	7,565
Xerox Corp. 4.12%, 3/15/2023 (b) (c)	4,500	4,433

		74,534

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc. 4.88%, 5/15/2026 (a) (b)	5,773	5,669
William Carter Co. (The) 5.63%, 3/15/2027 (a)	1,645	1,680

		7,349

Thrifts & Mortgage Finance — 0.3%
BPCE SA (France)
2.75%, 12/2/2021	2,073	2,078
2.75%, 1/11/2023 (a)	18,570	18,500
5.70%, 10/22/2023 (a) (b)	2,000	2,154
5.15%, 7/21/2024 (a)	2,950	3,123
3.38%, 12/2/2026 (b)	250	250
3.50%, 10/23/2027 (a)	1,100	1,084
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022 (a)	1,815	1,813
5.25%, 10/1/2025 (a)	1,313	1,283
Quicken Loans, Inc.
5.75%, 5/1/2025 (a) (b)	6,280	6,203
5.25%, 1/15/2028 (a)	3,604	3,351
Radian Group, Inc. 4.50%, 10/1/2024	3,751	3,732

		43,571

Tobacco — 0.4%
Altria Group, Inc.
4.50%, 5/2/2043	3,530	3,204
3.88%, 9/16/2046	9,585	8,030
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027 (b)	5,000	4,808
4.39%, 8/15/2037	11,345	10,375
Philip Morris International, Inc.
3.38%, 8/11/2025	6,600	6,782
3.38%, 8/15/2029	9,100	9,123
4.38%, 11/15/2041 (b)	8,053	8,228
4.13%, 3/4/2043 (b)	5,000	4,969

		55,519

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	3,438	3,008
Air Lease Corp. 3.25%, 3/1/2025 (b)	242	238
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	1,000	1,000
4.13%, 8/1/2025 (a)	770	788
3.50%, 11/1/2027 (a)	2,000	1,928
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021 (a)	300	295
2.75%, 9/18/2022 (a)	600	594
3.50%, 10/10/2024 (a)	370	372
International Lease Finance Corp. 8.63%, 1/15/2022	1,000	1,137
United Rentals North America, Inc.
4.63%, 7/15/2023 (b)	2,178	2,216
5.50%, 7/15/2025 (b)	305	312
4.63%, 10/15/2025	2,475	2,444
5.88%, 9/15/2026	7,260	7,514
6.50%, 12/15/2026 (b)	2,255	2,390
5.50%, 5/15/2027	4,545	4,585
5.25%, 1/15/2030	1,800	1,764
WESCO Distribution, Inc. 5.38%, 6/15/2024	3,197	3,253
WW Grainger, Inc. 4.60%, 6/15/2045	520	570

		34,408

Water Utilities — 0.0% (k)
American Water Capital Corp.
3.85%, 3/1/2024	680	711
3.40%, 3/1/2025 (b)	622	640

		1,351

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
3.13%, 7/16/2022	1,266	1,279
6.13%, 3/30/2040	300	379
4.38%, 4/22/2049	1,174	1,207
Crown Castle Towers LLC
3.72%, 7/15/2023 (a)	250	257
3.66%, 5/15/2025 (a)	2,805	2,891
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	2,397	2,386
Inmarsat Finance plc (United Kingdom) 6.50%, 10/1/2024 (a)	1,935	2,034

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023 (a) (b)	4,699	4,088
Sprint Communications, Inc. 7.00%, 8/15/2020	1,246	1,290
Sprint Corp.
7.13%, 6/15/2024	5,952	6,190
7.63%, 3/1/2026	880	932
T-Mobile US, Inc. 4.50%, 2/1/2026 ‡	1,522	—	(e)
T-Mobile USA, Inc.
6.50%, 1/15/2024	906	935
6.50%, 1/15/2024 ‡	906	—	(e)
6.00%, 4/15/2024	418	434
6.38%, 3/1/2025	5,105	5,282
6.38%, 3/1/2025 ‡	1,460	—	(e)
5.13%, 4/15/2025	14,351	14,593
5.13%, 4/15/2025 ‡	9,752	—	(e)
6.50%, 1/15/2026	4,391	4,633
6.50%, 1/15/2026 ‡	4,391	—	(e)
4.50%, 2/1/2026	3,522	3,478
4.75%, 2/1/2028 (b)	1,522	1,508
4.75%, 2/1/2028 ‡	1,522	—	(e)
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	11,450	11,745
4.13%, 5/30/2025	270	280
Wind Tre SpA (Italy)
5.00%, 1/20/2026 (a) (b)	1,373	1,301

		67,122

TOTAL CORPORATE BONDS (Cost $3,947,587)		4,001,348

ASSET-BACKED SECURITIES — 18.2%
ACC Trust
Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	2,755	2,759
Series 2019-1, Class A, 3.75%, 5/20/2022 (a)	13,149	13,243
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	4,526	4,690
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	3,493	3,528
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	967	991
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	2,157	2,160
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	1,171	1,165
Ajax Mortgage Loan Trust Series 2017-A, Class A, 3.47%, 4/25/2057 ‡ (a) (c)	5,628	5,617
Ally Auto Receivables Trust
Series 2016-1, Class D, 2.84%, 9/15/2022	5,700	5,698
Series 2017-3, Class C, 2.37%, 10/17/2022	4,038	4,042
Series 2018-2, Class A3, 2.92%, 11/15/2022	26,698	26,918
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	188	192
Series 2015-1, Class A, 3.38%, 5/1/2027	3,532	3,516
Series 2016-2, Class AA, 3.20%, 6/15/2028	900	890
Series 2016-2, Class A, 3.65%, 6/15/2028	949	943
Series 2016-3, Class AA, 3.00%, 10/15/2028	367	363
Series 2017-1, Class AA, 3.65%, 2/15/2029	2,301	2,363
American Credit Acceptance Receivables Trust
Series 2016-2, Class C, 6.09%, 5/12/2022 (a)	7,933	8,016
Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	6,975	7,033
Series 2016-4, Class C, 2.91%, 2/13/2023 (a)	2,964	2,965
Series 2017-2, Class C, 2.86%, 6/12/2023 (a)	7,740	7,737
Series 2017-2, Class D, 3.69%, 6/12/2023 (a)	7,321	7,383
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	23,121	23,035
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	1,250	1,357
American Homes 4 Rent Trust
Series 2014-SFR3, Class D, 5.04%, 12/17/2036 ‡ (a)	5,000	5,352
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 ‡ (a)	17,745	19,876
Series 2015-SFR2, Class D, 5.04%, 10/17/2052 ‡ (a)	2,250	2,427
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (a)	18,630	20,780
AmeriCredit Automobile Receivables Trust
Series 2016-3, Class B, 1.80%, 10/8/2021	5,317	5,299
Series 2017-2, Class D, 3.42%, 4/18/2023	11,300	11,474
Series 2017-4, Class D, 3.08%, 12/18/2023	20,124	20,355
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-5, Class A6, 4.23%, 4/25/2033 ‡ (c)	57	57

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020 ‡ (a)	6,716	6,716
Series 2016-1, Class B, 6.25%, 2/15/2020 ‡ (a)	10,250	10,250
Aqua Finance Trust Series 2017-A, Class A, 3.72%, 11/15/2035 (a)	6,929	6,960
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048 ‡ (a)	657	654
Series 2016-1, Class A, 2.57%, 6/15/2049 (a)	3,119	3,098
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028 ‡	1	1
BCC Funding XIII LLC Series 2016-1, Class A2, 2.20%, 12/20/2021 (a)	316	316
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.71%, 6/25/2043 ‡ (l)	228	232
BMW Vehicle Lease Trust Series 2017-2, Class A3, 2.07%, 10/20/2020	15,734	15,704
BMW Vehicle Owner Trust Series 2018-A, Class A3, 2.35%, 4/25/2022	16,365	16,364
British Airways Pass-Through Trust (United Kingdom)
Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,906	1,997
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	783	806
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	2,330	2,373
Burlington Northern and Santa Fe Railway Co. Pass-Through Trust Series 2000-2, 7.91%, 1/15/2020	13	13
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033 (a)	15,692	15,942
Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	1,633	1,678
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	15,431	15,769
Series 2018-2, Class C, 6.66%, 6/15/2033 (a)	4,131	4,194
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027 (a)	197	196
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	9,661	9,641
Series 2017-SFR1, Class A, 5.50%, 6/5/2027 (a)	21,559	21,559
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (a)	19,772	19,772
Capital Auto Receivables Asset Trust
Series 2018-1, Class A2A, 2.54%, 10/20/2020 (a)	1,885	1,885
Series 2018-1, Class A3, 2.79%, 1/20/2022 (a)	25,380	25,434
CarFinance Capital Auto Trust
Series 2015-1A, Class C, 3.58%, 6/15/2021 (a)	3,900	3,904
Series 2015-1A, Class D, 4.66%, 6/15/2021 (a)	5,400	5,423
Series 2015-1A, Class E, 5.49%, 1/18/2022 (a)	1,070	1,077
CarMax Auto Owner Trust
Series 2018-2, Class A2, 2.73%, 8/16/2021	12,005	12,017
Series 2017-1, Class C, 2.84%, 10/17/2022	3,011	3,025
Series 2017-1, Class D, 3.43%, 7/17/2023	4,929	4,972
Series 2018-1, Class D, 3.37%, 7/15/2024	2,732	2,762
Carnow Auto Receivables Trust
Series 2016-1A, Class C, 5.11%, 2/15/2021 (a)	3,308	3,305
Series 2017-1A, Class B, 4.35%, 9/15/2022 (a)	7,800	7,876
Series 2018-1A, Class C, 5.21%, 9/15/2023 (a)	5,960	6,077
Carvana Auto Receivables Trust
Series 2019-1A, Class C, 3.50%, 2/15/2024 (a)	9,980	10,149
Series 2019-1A, Class D, 3.88%, 10/15/2024 (a)	7,500	7,670
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032 ‡	54	55
CIG Auto Receivables Trust Series 2017-1A, Class C, 5.33%, 12/16/2024 (a)	2,000	2,015
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,840
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032 ‡ (a) (c)	70	70
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023 ‡ (a)	2,267	2,273
Series 2018-NP1, Class C, 4.74%, 5/15/2024 ‡ (a)	15,000	15,092
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048 (a)	866	860
Series 2016-2, Class A, 2.55%, 11/15/2048 (a)	7,096	7,052
Conix Mortgage Asset Trust Series 2013-1, Class M1, 5.07%, 12/25/2047 ‡ (a) (d) (l)	5,000	—	(e)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class B, 3.50%, 1/16/2024 ‡ (a)	402	402
Continental Airlines Pass-Through Trust
Series 2004-ERJ1, 9.56%, 9/1/2019	10	10
Series 2012-1, Class A, 4.15%, 4/11/2024	141	146
Continental Credit Card Series 2017-1A, Class A, 4.29%, 1/15/2024 (a)	312	321
COOF Securitization Trust Ltd. Series 2014-1, Class A, IO, 2.85%, 6/25/2040 ‡ (a) (l)	5,741	522
CPS Auto Receivables Trust
Series 2017-B, Class C, 2.92%, 2/15/2022 (a)	2,884	2,882
Series 2016-C, Class C, 3.27%, 6/15/2022 (a)	10,335	10,347
Series 2018-B, Class C, 3.58%, 3/15/2023 (a)	13,003	13,171
Series 2017-B, Class D, 3.95%, 3/15/2023 (a)	6,975	7,071
Series 2018-A, Class D, 3.66%, 12/15/2023 (a)	2,161	2,192
Series 2018-D, Class D, 4.34%, 9/16/2024 (a)	2,303	2,385
CPS Auto Trust
Series 2017-A, Class C, 3.31%, 12/15/2022 (a)	1,470	1,476
Series 2017-A, Class D, 4.61%, 12/15/2022 (a)	840	857
Credit Acceptance Auto Loan Trust
Series 2016-3A, Class C, 3.60%, 4/15/2025 (a)	6,048	6,063
Series 2017-1A, Class A, 2.56%, 10/15/2025 (a)	2,637	2,634
Series 2017-1A, Class B, 3.04%, 12/15/2025 (a)	1,742	1,744
Series 2017-1A, Class C, 3.48%, 2/17/2026 (a)	1,460	1,463
Series 2017-3A, Class A, 2.65%, 6/15/2026 (a)	30,933	30,950
Series 2017-2A, Class C, 3.35%, 6/15/2026 (a)	1,621	1,630
Series 2018-1A, Class B, 3.60%, 4/15/2027 (a)	40,547	41,212
Series 2018-2A, Class B, 3.94%, 7/15/2027 (a)	20,950	21,542
Series 2018-3A, Class C, 4.04%, 12/15/2027 (a)	11,249	11,549
Currency Capital Funding Trust Series 2018-1A, Class B, 7.99%, 3/17/2026 ‡ (a) (l)	6,456	6,433
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 3.18%, 3/25/2034 ‡ (l)	147	148
Series 2004-1, Class M2, 3.25%, 3/25/2034 ‡ (l)	33	33
Series 2004-1, Class 3A, 2.99%, 4/25/2034 ‡ (l)	297	290
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.33%, 10/25/2034 (l)	337	336
Delta Air Lines Pass-Through Trust
Series 2012-1, Class A, 4.75%, 5/7/2020	115	117
Series 2007-1, Class A, 6.82%, 8/10/2022	1,488	1,627
Series 2019-1, Class AA, 3.20%, 4/25/2024	6,270	6,443
Series 2015-1, Class AA, 3.63%, 7/30/2027	3,611	3,774
Diamond Resorts Owner Trust
Series 2017-1A, Class B, 4.11%, 10/22/2029 ‡ (a)	1,751	1,778
Series 2018-1, Class D, 5.90%, 1/21/2031 ‡ (a)	2,140	2,178
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022 ‡ (a) (c)	33,800	33,800
Drive Auto Receivables Trust
Series 2017-BA, Class C, 2.61%, 8/16/2021 (a)	1,172	1,172
Series 2017-AA, Class C, 2.98%, 1/18/2022 (a)	1,268	1,268
Series 2017-1, Class C, 2.84%, 4/15/2022	4,227	4,228
Series 2017-3, Class C, 2.80%, 7/15/2022	14,574	14,577
Series 2015-AA, Class D, 4.12%, 7/15/2022 (a)	2,238	2,242
Series 2015-BA, Class E, 5.15%, 8/15/2022 (a)	7,000	7,015
Series 2017-BA, Class D, 3.72%, 10/17/2022 (a)	5,970	6,005
Series 2015-CA, Class E, 5.27%, 11/15/2022 (a)	4,500	4,518
Series 2015-DA, Class D, 4.59%, 1/17/2023 (a)	5,392	5,429
Series 2017-1, Class D, 3.84%, 3/15/2023	8,047	8,134
Series 2017-3, Class D, 3.53%, 12/15/2023 (a)	22,000	22,191
Series 2016-CA, Class D, 4.18%, 3/15/2024 (a)	5,829	5,898
Series 2017-AA, Class D, 4.16%, 5/15/2024 (a)	3,217	3,270
Series 2017-BA, Class E, 5.30%, 7/15/2024 (a)	15,290	15,776
Series 2018-2, Class D, 4.14%, 8/15/2024	32,890	33,692
Series 2018-3, Class D, 4.30%, 9/16/2024	14,563	14,984

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
DT Auto Owner Trust
Series 2016-4A, Class D, 3.77%, 10/17/2022 (a)	2,962	2,980
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	3,551	3,571
Series 2016-1A, Class D, 4.66%, 12/15/2022 (a)	3,696	3,725
Series 2017-2A, Class C, 3.03%, 1/17/2023 (a)	3,714	3,714
Series 2016-3A, Class D, 4.52%, 6/15/2023 (a)	15,517	15,663
Series 2017-4A, Class C, 2.86%, 7/17/2023 (a)	3,964	3,963
Series 2017-4A, Class D, 3.47%, 7/17/2023 (a)	8,285	8,340
Series 2018-1A, Class C, 3.47%, 12/15/2023 (a)	8,578	8,645
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	6,053	6,135
Series 2017-2A, Class E, 6.03%, 1/15/2024 (a)	8,750	9,138
Series 2017-1A, Class E, 5.79%, 2/15/2024 (a)	14,000	14,425
Series 2017-3A, Class E, 5.60%, 8/15/2024 (a)	8,295	8,671
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	19,000	19,233
Elara HGV Timeshare Issuer LLC Series 2017-A, Class A, 2.69%, 3/25/2030 (a)	17,616	17,660
Engs Commercial Finance Trust Series 2018-1A, Class A1, 2.97%, 2/22/2021 (a)	3,058	3,060
Equity One Mortgage Pass-Through Trust Series 2003-2, Class M1, 5.05%, 9/25/2033 ‡ (l)	251	262
Exeter Automobile Receivables Trust
Series 2016-3A, Class B, 2.84%, 8/16/2021 (a)	1,866	1,866
Series 2015-3A, Class C, 4.83%, 8/16/2021 (a)	4,061	4,084
Series 2016-1A, Class C, 5.52%, 10/15/2021 (a)	398	401
Series 2017-1A, Class B, 3.00%, 12/15/2021 (a)	3,067	3,068
Series 2017-2A, Class B, 2.82%, 5/16/2022 (a)	3,280	3,280
Series 2015-2A, Class D, 5.79%, 5/16/2022 (a)	2,150	2,181
Series 2017-1A, Class C, 3.95%, 12/15/2022 (a)	1,885	1,905
Series 2017-2A, Class C, 3.93%, 4/17/2023 (a)	9,065	9,186
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	8,221	8,360
Series 2016-3A, Class D, 6.40%, 7/17/2023 (a)	9,400	9,739
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	14,215	14,426
Series 2017-2A, Class D, 6.39%, 2/15/2024 (a)	8,000	8,432
Series 2018-3A, Class D, 4.35%, 6/17/2024 (a)	22,280	23,110
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	21,800	22,594
Series 2018-2A, Class E, 5.33%, 5/15/2025 (a)	7,000	7,281
Fifth Third Auto Trust Series 2019-1, Class A3, 2.64%, 12/15/2023	7,280	7,353
First Investors Auto Owner Trust
Series 2016-2A, Class B, 2.21%, 7/15/2022 (a)	5,000	4,976
Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	5,000	4,979
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	3,500	3,522
Series 2017-3A, Class B, 2.72%, 4/17/2023 (a)	3,454	3,463
Series 2017-3A, Class C, 3.00%, 1/16/2024 (a)	5,458	5,494
Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	5,096	5,161
Series 2017-3A, Class E, 4.92%, 8/15/2024 (a)	1,300	1,340
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	6,000	6,238
Series 2017-4, Class B, 2.66%, 10/17/2022 (a)	5,872	5,870
Series 2015-3, Class D, 7.12%, 11/15/2022 (a)	6,695	6,996
Series 2017-1, Class B, 2.83%, 3/15/2023 (a)	4,169	4,169
Series 2017-1, Class C, 3.22%, 5/15/2023 (a)	2,704	2,724
Series 2017-1, Class D, 4.23%, 5/15/2023 (a)	1,313	1,345
Series 2017-R, 8.24%, 10/18/2023	16,058	16,108
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	5,720	5,745
Series 2017-1, Class E, 6.46%, 12/15/2023 (a)	3,500	3,706
Series 2017-4, Class D, 3.58%, 1/15/2024 (a)	2,630	2,674
Series 2017-2, Class E, 5.55%, 7/15/2024 (a)	3,630	3,751
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	8,250	8,327
Series 2019-2, Class D, 3.53%, 5/15/2025 (a)	9,500	9,616
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	5,000	5,068

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Ford Credit Auto Lease Trust Series 2017-B, Class A3, 2.03%, 12/15/2020	4,348	4,340
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	9,080	9,155
Series 2019-1, Class B, 3.87%, 6/18/2026 (a)	25,105	25,355
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 ‡ (l)	389	422
GLS Auto Receivables Trust
Series 2016-1A, Class C, 6.90%, 10/15/2021 (a)	6,000	6,133
Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	2,186	2,187
Series 2017-1A, Class D, 5.50%, 6/17/2024 (a)	4,000	4,075
GM Financial Automobile Leasing Trust Series 2018-1, Class A3, 2.61%, 1/20/2021	12,975	12,984
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3, 2.81%, 12/16/2022	19,830	19,998
GMAT Trust
Series 2013-1A, Class M, 5.00%, 11/25/2043 ‡ (a) (l)	5,000	3,063
Series 2013-1A, Class A, 6.97%, 11/25/2043 ‡ (a) (c)	16	16
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047 ‡ (a)	1,873	1,912
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (l)	10,090	10,447
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	1,769	1,817
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	1,340	1,374
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	11,422	11,574
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	6,978	7,042
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	5,746	5,953
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042 ‡ (a)	811	822
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	6,056	6,176
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	8,028	8,181
HERO Funding Trust (Cayman Islands)
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	4,552	4,752
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	2,053	2,068
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	5,822	6,103
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	6,672	6,894
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042 (a)	4,371	4,349
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032 (a)	7,539	7,575
Hertz Vehicle Financing II LP Series 2018-1A, Class A, 3.29%, 2/25/2024 (a)	12,344	12,537
Honda Auto Receivables Owner Trust Series 2018-2, Class A3, 3.01%, 5/18/2022	14,823	14,985
Hyundai Auto Receivables Trust Series 2018-A, Class A3, 2.79%, 7/15/2022	8,105	8,156
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024 ‡ (a)	17,290	17,485
Series 2019-1, Class D, 5.69%, 3/15/2024 ‡ (a)	18,327	18,538
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (a) (l)	10,946	285
Series 2012-2, Class A, IO, 0.79%, 8/25/2038 ‡ (a) (l)	9,297	223
Series 2013-2, Class A, IO, 1.74%, 3/25/2039 ‡ (a) (l)	8,019	336
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023 ‡ (a)	444	444
Lendingpoint Funding Trust Series 2018-1, Class A2, 6.44%, 11/15/2024 ‡ (a) (l)	13,000	13,000
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 12/22/2025 (a)	5,819	5,788
Series 2017-2A, Class B, 3.38%, 5/20/2026 ‡ (a)	3,000	3,013
Series 2017-2A, Class C, 4.33%, 5/20/2026 ‡ (a)	4,300	4,345
Series 2018-1A, Class D, 6.25%, 12/21/2026 ‡ (a)	7,750	8,050
Series 2018-2A, Class D, 6.78%, 4/20/2027 (a)	8,970	9,269
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 3.48%, 2/25/2034 ‡ (l)	56	56
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019 ‡ (a)	10,632	10,687
Series 2013-1, Class M, 7.75%, 7/15/2019 ‡ (a)	12,462	12,526

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029 (a)	8,684	8,702
Series 2018-AA, Class D, 6.57%, 11/20/2030 (a)	10,000	10,342
Marlette Funding Trust
Series 2017-3A, Class A, 2.36%, 12/15/2024 (a)	2,693	2,691
Series 2018-1A, Class A, 2.61%, 3/15/2028 (a)	3,031	3,028
Series 2018-1A, Class C, 3.69%, 3/15/2028 (a)	4,250	4,267
Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	4,125	4,127
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	7,669	7,667
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	117	128
Series 2005-1, Class M1, 6.11%, 1/15/2040 ‡	2,792	3,052
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	1,456	1,596
Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (a)	1,767	1,957
Series 2006-1, Class M2, 6.74%, 10/15/2040 ‡ (a)	706	800
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.68%, 3/25/2033 ‡ (l)	263	252
MVW Owner Trust
Series 2019-1A, Class B, 3.00%, 11/20/2036 (a)	18,073	18,246
Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	7,629	7,702
New Century Home Equity Loan Trust
Series 2003-5, Class AI6, 5.06%, 11/25/2033 ‡ (c)	429	438
Series 2005-1, Class M1, 3.10%, 3/25/2035 ‡ (l)	526	526
New Residential Advance Receivables Trust Advance Receivables Backed Notes Series 2016-T2, Class AT2, 2.58%, 10/15/2049 (a)	2,500	2,496
Nissan Auto Receivables Owner Trust Series 2017-C, Class A3, 2.12%, 4/18/2022	9,483	9,462
Ocwen Master Advance Receivables Trust Series 2016-T2, Class DT2, 4.45%, 8/16/2049 ‡ (a)	6,725	6,728
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	4,801	4,859
Series 2018, Class C, 4.25%, 2/9/2030 ‡	1,300	1,279
Series 2018, Class B, 4.61%, 2/9/2030 ‡	1,500	1,529
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	7,250	7,300
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class D, 3.42%, 10/15/2024 (a)	7,062	7,096
Series 2018-1A, Class C, 3.85%, 10/14/2025 (a)	15,882	16,265
OneMain Financial Issuance Trust
Series 2015-2A, Class C, 4.32%, 7/18/2025 ‡ (a)	2,579	2,582
Series 2015-1A, Class C, 5.12%, 3/18/2026 ‡ (a)	7,435	7,514
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	3,124	3,138
Series 2016-1A, Class B, 4.57%, 2/20/2029 ‡ (a)	4,000	4,062
Series 2016-1A, Class C, 6.00%, 2/20/2029 (a)	7,400	7,609
Series 2019-1A, Class E, 5.69%, 2/14/2031 ‡ (a)	16,475	16,914
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023 (a)	3,915	3,908
Oportun Funding VIII LLC Series 2018-A, Class A, 3.61%, 3/8/2024 (a)	10,408	10,489
Orange Lake Timeshare Trust Series 2019-A, Class D, 4.93%, 4/9/2038 (a)	8,000	8,055
Prestige Auto Receivables Trust Series 2016-2A, Class D, 3.91%, 11/15/2022 (a)	4,452	4,507
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032 (a)	10,665	10,649
Series 2015-SFR2, Class D, 3.68%, 6/12/2032 ‡ (a)	5,000	4,994
Series 2015-SFR2, Class E, 4.43%, 6/12/2032 ‡ (a)	3,602	3,600
Series 2015-SFR3, Class D, 4.67%, 11/12/2032 ‡ (a)	3,154	3,175
Series 2015-SFR3, Class E, 5.66%, 11/12/2032 (a)	5,580	5,643
Series 2017-SFR2, Class D, 3.60%, 12/17/2034 ‡ (a)	1,529	1,539
Series 2017-SFR2, Class E, 4.14%, 12/17/2034 ‡ (a)	7,851	7,991
Series 2017-SFR2, Class F, 4.84%, 12/17/2034 ‡ (a)	4,133	4,186
Series 2018-SFR1, Class F, 4.78%, 3/17/2035 ‡ (a)	3,655	3,699
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡ (a)	10,490	10,840

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Prosper Marketplace Issuance Trust
Series 2017-3A, Class B, 3.36%, 11/15/2023 ‡ (a)	16,190	16,183
Series 2018-1A, Class A, 3.11%, 6/17/2024 (a)	2,813	2,814
Series 2019-2A, Class A, 3.20%, 9/15/2025 (a)	35,525	35,583
Purchasing Power Funding LLC Series 2018-A, Class D, 4.66%, 8/15/2022 ‡ (a)	6,610	6,616
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051 ‡ (a) (l)	3,648	3,683
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	2,323	2,407
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	3,069	3,122
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	26,663	26,909
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041 ‡ (a)	8,142	8,143
Santander Drive Auto Receivables Trust
Series 2017-1, Class B, 2.10%, 6/15/2021	1,659	1,658
Series 2017-1, Class C, 2.58%, 5/16/2022	7,916	7,909
Series 2017-1, Class D, 3.17%, 4/17/2023	10,148	10,206
Series 2018-1, Class D, 3.32%, 3/15/2024	13,804	13,967
Series 2019-1, Class C, 3.42%, 4/15/2025	9,150	9,334
Series 2019-2, Class D, 3.22%, 7/15/2025	28,260	28,538
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class E, 5.04%, 9/15/2025 (a)	6,399	6,499
Santander Retail Auto Lease Trust Series 2018-A, Class A2A, 2.71%, 10/20/2020 (a)	4,746	4,747
Series 2018-A, Class A3, 2.93%, 5/20/2021 (a)	11,980	12,034
Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	34,310	34,672
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.36%, 1/25/2036 ‡ (c)	198	172
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class D, 4.75%, 1/20/2036 ‡ (a)	9,126	9,304
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025 (a)	713	714
SoFi Professional Loan Program LLC Series 2018-A, Class A2A, 2.39%, 2/25/2042 (a)	1,422	1,419
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 2.51%, 6/25/2037 ‡ (l)	1,131	790
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	788	801
Spirit Master Funding LLC
Series 2014-4A, Class A2, 4.63%, 1/20/2045 (a)	21,335	22,255
Series 2017-1A, Class A, 4.36%, 12/20/2047 (a)	11,187	11,551
Springleaf Funding Trust
Series 2015-AA, Class C, 5.04%, 11/15/2024 ‡ (a)	5,808	5,835
Series 2015-AA, Class D, 6.31%, 11/15/2024 ‡ (a)	5,800	5,856
Series 2015-BA, Class B, 3.80%, 5/15/2028 ‡ (a)	11,450	11,620
Series 2016-AA, Class C, 4.72%, 11/15/2029 (a)	14,000	14,096
Spruce ABS Trust Series 2016-E1, Class B, 6.90%, 6/15/2028 ‡ (a)	9,290	9,649
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021 (a)	970	969
Tesla Auto Lease Trust Series 2018-A, Class A, 2.32%, 12/20/2019 (a)	914	913
Tidewater Auto Receivables Trust Series 2018-AA, Class D, 4.30%, 11/15/2024 (a)	2,214	2,261
T-Mobile USA, Inc. 6.00%, 4/15/2024 ‡	418	—
Tricolor Auto Securitization Trust
Series 2018-1A, Class A, 5.05%, 12/15/2020 (a)	8,544	8,566
Series 2018-1A, Class B, 7.30%, 2/16/2021 (a)	8,600	8,695
Series 2018-2A, Class D, 7.98%, 8/15/2022 (a)	15,210	15,371
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033 ‡ (a)	3,083	3,096
UAL Pass-Through Trust
Series 2007-1, 7.34%, 7/2/2019	296	296
Series 2007-1, 6.64%, 7/2/2022	914	962
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	544	574
Series 2014-1, Class A, 4.00%, 4/11/2026	2,913	3,030
Series 2014-2, Class A, 3.75%, 9/3/2026	481	491
Series 2016-1, Class AA, 3.10%, 7/7/2028	309	309
Series 2016-1, Class A, 3.45%, 7/7/2028	320	323

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,657	1,609
Series 2018-1, Class AA, 3.50%, 3/1/2030	17,682	18,011
Series 2018-1, Class A, 3.70%, 3/1/2030	1,268	1,266
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,680	1,778
Series 2019-1, Class A, 4.55%, 8/25/2031	2,000	2,123
US Airways Pass-Through Trust
Series 2012-1, Class A, 5.90%, 10/1/2024	1,815	1,978
Series 2013-1, Class A, 3.95%, 11/15/2025	2,749	2,853
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023 (a)	5,000	5,066
Series 2018-1A, Class B, 7.50%, 7/15/2023 (a)	3,744	3,827
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030 (a)	2,821	2,828
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021 (a)	3,379	3,371
Series 2017-2A, Class A, 1.92%, 12/20/2021 (a)	12,976	12,939
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	31,246	31,443
Series 2019-A, Class A1A, 2.93%, 9/20/2023	8,965	9,114
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023 (a)	813	812
Series 2017-1, Class B, 3.98%, 4/17/2023 (a)	9,920	9,887
Series 2018-1, Class D, 5.74%, 8/15/2025 (a)	6,700	6,828
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024 ‡ (a)	10,432	10,433
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047 ‡ (a) (c)	13,791	13,792
VOLT LXIX LLC
Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048 ‡ (a) (c)	6,933	7,000
Series 2018-NPL5, Class A2, 5.80%, 8/25/2048 ‡ (a) (c)	6,530	6,576
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048 ‡ (a) (c)	10,729	10,789
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048 ‡ (a) (c)	10,232	10,272
VOLT LXVIII LLC
Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048 ‡ (a) (c)	8,278	8,348
Series 2018-NPL4, Class A2, 5.93%, 7/27/2048 ‡ (a) (c)	5,000	5,034
VOLT LXXII LLC Series 2018-NPL8, Class A1B, 4.65%, 10/26/2048 ‡ (a) (c)	30,100	30,426
VOLT LXXIII LLC
Series 2018-NPL9, Class A1A, 4.46%, 10/25/2048 ‡ (a) (c)	4,405	4,434
Series 2018-NPL9, Class A1B, 4.95%, 10/25/2048 (a) (c)	26,500	26,811
VOLT LXXIV LLC Series 2018-NP10, Class A1A, 4.58%, 11/25/2048 ‡ (a) (c)	17,968	18,168
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049 ‡ (a) (c)	19,955	20,148
Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049 ‡ (a) (c)	14,000	14,174
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023 (l)	2,703	2,683
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	11,581	11,667
Series 2018-1A, Class B, 3.58%, 12/20/2031 ‡ (a)	8,679	8,719
Westlake Automobile Receivables Trust
Series 2016-2A, Class C, 2.83%, 5/17/2021 (a)	79	79
Series 2017-1A, Class D, 3.46%, 10/17/2022 (a)	2,402	2,408
Series 2018-1A, Class D, 3.41%, 5/15/2023 (a)	3,150	3,179
Series 2017-1A, Class E, 5.05%, 8/15/2024 (a)	4,750	4,844
World Financial Network Credit Card Master Trust Series 2019-A, Class A, 3.14%, 12/15/2025	16,200	16,541
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	40,000	40,393
World Omni Automobile Lease Securitization Trust
Series 2018-A, Class A3, 2.83%, 7/15/2021	11,571	11,621
Series 2018-A, Class A4, 2.94%, 5/15/2023	6,825	6,874

TOTAL ASSET-BACKED SECURITIES (Cost $2,570,597)		2,595,147

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
MORTGAGE-BACKED SECURITIES — 16.1%
FHLMC
Pool # 1G1861, ARM, 5.16%, 3/1/2036 (l)	52	55
Pool # 1J1380, ARM, 5.33%, 3/1/2036 (l)	70	75
Pool # 1J1393, ARM, 4.31%, 10/1/2036 (l)	77	80
Pool # 1J1657, ARM, 4.47%, 5/1/2037 (l)	24	24
Pool # 1Q0476, ARM, 4.56%, 10/1/2037 (l)	157	165
FHLMC Gold Pools, 15 Year
Pool # J05944, 5.50%, 1/1/2021	38	38
Pool # G13821, 6.00%, 11/1/2021	11	12
Pool # G13385, 5.50%, 11/1/2023	40	42
Pool # G13603, 5.50%, 2/1/2024	20	21
Pool # G13805, 5.50%, 12/1/2024	114	117
Pool # G14252, 5.50%, 12/1/2024	111	114
Pool # J14494, 4.00%, 2/1/2026	893	923
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	119	127
Pool # G30591, 6.00%, 2/1/2028	662	719
Pool # D98914, 4.00%, 1/1/2032	3,976	4,160
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	27	30
Pool # C80161, 7.50%, 6/1/2024	1	1
Pool # G00271, 7.00%, 9/1/2024	21	21
Pool # C80245, 7.50%, 10/1/2024	4	4
Pool # G00278, 7.00%, 11/1/2024	10	11
Pool # C00496, 7.50%, 2/1/2027	1	1
Pool # D81734, 7.00%, 8/1/2027	20	21
Pool # G00747, 8.00%, 8/1/2027	34	40
Pool # D86005, 7.00%, 2/1/2028	3	3
Pool # G02210, 7.00%, 12/1/2028	90	102
Pool # C21930, 6.00%, 2/1/2029	8	8
Pool # C00785, 6.50%, 6/1/2029	17	19
Pool # C30263, 7.00%, 8/1/2029	4	4
Pool # A27201, 6.50%, 3/1/2032	69	77
Pool # A13067, 4.00%, 9/1/2033	32	33
Pool # G60154, 5.00%, 2/1/2034	16,316	17,575
Pool # G60214, 5.00%, 7/1/2035	14,979	16,135
Pool # C02641, 7.00%, 10/1/2036	45	51
Pool # C02660, 6.50%, 11/1/2036	96	110
Pool # G06172, 5.50%, 12/1/2038	1,685	1,834
Pool # G06576, 5.00%, 9/1/2040	7,593	8,226
Pool # A96733, 4.50%, 2/1/2041	13,291	14,259
Pool # G06493, 4.50%, 5/1/2041	686	734
Pool # G61864, 5.50%, 6/1/2041 (m)	6,477	7,116
Pool # Q05956, 4.50%, 2/1/2042	1,807	1,917
Pool # Q11285, 3.50%, 9/1/2042	5,538	5,743
Pool # Q12174, 3.50%, 10/1/2042	6,177	6,417
Pool # G07239, 3.00%, 12/1/2042	5,306	5,359
Pool # Q13796, 3.50%, 12/1/2042	7,676	7,975
Pool # Q15767, 3.00%, 2/1/2043	5,034	5,084
Pool # Q33869, 4.00%, 6/1/2045	4,879	5,067
Pool # G61462, 4.00%, 7/1/2045	28,189	29,334
Pool # Q37784, 3.50%, 12/1/2045	3,555	3,642
Pool # Q39092, 4.00%, 2/1/2046	6,370	6,621
Pool # Q39412, 3.50%, 3/1/2046	2,345	2,403
Pool # Q40797, 3.50%, 5/1/2046	6,634	6,796
Pool # Q40905, 3.50%, 6/1/2046	718	733
Pool # Q40922, 3.50%, 6/1/2046	3,332	3,411
Pool # Q41602, 3.50%, 7/1/2046	1,638	1,677
Pool # Q42079, 3.50%, 7/1/2046	1,236	1,265

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # Q42657, 3.50%, 8/1/2046	12,060	12,345
Pool # Q42656, 4.00%, 8/1/2046	1,185	1,229
Pool # Q43241, 3.50%, 9/1/2046	13,201	13,512
Pool # Q43237, 4.00%, 9/1/2046	1,963	2,036
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	13	14
Pool # B90491, 7.50%, 1/1/2032	253	282
Pool # U89009, 3.50%, 9/1/2032	924	951
Pool # U80074, 3.50%, 10/1/2032	3,376	3,473
Pool # G20028, 7.50%, 12/1/2036	353	392
Pool # U90690, 3.50%, 6/1/2042	2,852	2,937
Pool # U90975, 4.00%, 6/1/2042	730	762
Pool # U90230, 4.50%, 9/1/2042	2,847	3,004
Pool # U90281, 4.00%, 10/1/2042	2,138	2,234
Pool # U92021, 5.00%, 9/1/2043	2,910	3,137
Pool # U99076, 4.50%, 12/1/2043	5,974	6,301
Pool # U99084, 4.50%, 2/1/2044	5,019	5,295
Pool # U92996, 3.50%, 6/1/2045	659	675
Pool # U93026, 3.50%, 7/1/2045	1,396	1,428
Pool # U99134, 4.00%, 1/1/2046	5,559	5,777
Pool # U93155, 3.50%, 5/1/2046	974	996
Pool # U93158, 3.50%, 6/1/2046	1,346	1,377
Pool # U93167, 3.50%, 7/1/2046	981	1,002
Pool # U93172, 3.50%, 7/1/2046	1,174	1,201
FNMA
Pool # AM2292, ARM, 2.86%, 1/1/2023 (l)	2,313	2,312
Pool # 766610, ARM, 4.61%, 1/1/2034 (l)	76	79
Pool # 823660, ARM, 4.52%, 5/1/2035 (l)	87	91
Pool # 910181, ARM, 4.79%, 3/1/2037 (l)	61	64
Pool # 888304, ARM, 4.32%, 4/1/2037 (l)	5	5
Pool # 888750, ARM, 4.71%, 4/1/2037 (l)	88	93
Pool # 948208, ARM, 4.11%, 7/1/2037 (l)	52	53
Pool # 888620, ARM, 4.50%, 7/1/2037 (l)	67	70
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	25,570	26,990
FNMA, Other
Pool # AD0851, 4.37%, 2/1/2020	961	968
Pool # AE0134, 4.40%, 2/1/2020	263	266
Pool # 465973, 3.59%, 10/1/2020	934	943
Pool # 466430, 3.37%, 11/1/2020	1,644	1,668
Pool # 467950, 4.34%, 6/1/2021	5,614	5,851
Pool # 468564, 4.06%, 7/1/2021	1,220	1,267
Pool # 469612, 3.66%, 12/1/2021	1,441	1,495
Pool # 470622, 2.75%, 3/1/2022	242	246
Pool # AM2285, 2.41%, 1/1/2023	3,532	3,572
Pool # AM2255, 2.51%, 1/1/2023	3,703	3,757
Pool # AM2452, 2.44%, 2/1/2023	6,925	7,013
Pool # AM2859, 2.65%, 3/1/2023	3,900	3,960
Pool # AL3876, 2.77%, 6/1/2023	3,685	3,760
Pool # AM4170, 3.51%, 8/1/2023	15,000	15,904
Pool # AM5032, 3.64%, 12/1/2023	4,717	5,019
Pool # AM5079, 3.45%, 1/1/2024	4,978	5,230
Pool # AM5473, 3.76%, 3/1/2024	5,300	5,656
Pool # AN2363, 2.23%, 4/1/2024	3,820	3,831
Pool # AM6795, 3.05%, 9/1/2024	10,924	11,396
Pool # AM7551, 2.97%, 12/1/2024	13,405	13,891
Pool # AM7552, 2.97%, 12/1/2024	18,190	18,850
Pool # AM7290, 2.97%, 12/1/2024	4,110	4,260
Pool # AL6260, 3.09%, 12/1/2024	4,134	4,302
Pool # AM7682, 2.84%, 1/1/2025	5,890	6,071

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # AM7795, 2.92%, 1/1/2025	10,000	10,344
Pool # AN1302, 2.93%, 1/1/2025	4,112	4,235
Pool # AM8090, 2.48%, 2/1/2025	9,625	9,739
Pool # AM8702, 2.73%, 4/1/2025	18,325	18,741
Pool # AM8674, 2.81%, 4/1/2025	18,640	19,135
Pool # AM8691, 2.64%, 6/1/2025	18,777	19,114
Pool # AN0287, 2.95%, 11/1/2025	5,000	5,168
Pool # AN0707, 3.13%, 2/1/2026	8,685	9,070
Pool # AN1222, 2.78%, 4/1/2026	7,000	7,167
Pool # AN1413, 2.49%, 5/1/2026	10,000	10,073
Pool # AN1503, 2.62%, 5/1/2026	5,702	5,789
Pool # AN1221, 2.81%, 5/1/2026	4,000	4,103
Pool # AN1497, 2.61%, 6/1/2026	10,122	10,272
Pool # AN2193, 2.53%, 7/1/2026	5,911	5,969
Pool # AN2689, 2.20%, 10/1/2026	6,434	6,359
Pool # AN4000, 3.00%, 12/1/2026	2,371	2,462
Pool # AL6937, 3.92%, 12/1/2026	4,982	5,412
Pool # AN4917, 3.13%, 3/1/2027	13,674	14,282
Pool # AM8854, 2.88%, 7/1/2027	11,707	11,995
Pool # AN6318, 3.18%, 8/1/2027	8,500	8,867
Pool # BL0497, 3.84%, 10/1/2027	4,816	5,199
Pool # AN1449, 2.97%, 4/1/2028	6,770	6,982
Pool # AN9696, 3.50%, 6/1/2028	34,500	36,709
Pool # AN2005, 2.73%, 7/1/2028	10,620	10,691
Pool # 387807, 3.55%, 8/1/2028	11,451	12,225
Pool # 387845, 3.64%, 8/1/2028	5,245	5,605
Pool # AN2497, 2.60%, 9/1/2028	4,225	4,213
Pool # 387823, 3.56%, 9/1/2028	13,364	14,505
Pool # AN2956, 2.44%, 10/1/2028	7,112	6,996
Pool # AN3080, 2.61%, 11/1/2028	14,080	14,028
Pool # AN3685, 2.69%, 12/1/2028	15,076	15,114
Pool # AN4004, 3.27%, 12/1/2028	8,615	9,043
Pool # BL1040, 3.81%, 12/1/2028	16,000	17,377
Pool # AN4154, 3.17%, 1/1/2029	16,836	17,537
Pool # AN4349, 3.35%, 1/1/2029	8,606	9,097
Pool # AN4344, 3.37%, 1/1/2029	17,397	18,375
Pool # BL1455, 3.75%, 1/1/2029	8,658	9,327
Pool # BL1351, 3.58%, 2/1/2029	43,655	46,826
Pool # BL1339, 3.66%, 2/1/2029	4,111	4,412
Pool # AN1872, 2.90%, 5/1/2029	3,829	3,877
Pool # AN5677, 3.25%, 6/1/2029	9,825	10,295
Pool # 387883, 3.78%, 8/1/2030	16,369	17,798
Pool # 387827, 3.80%, 8/1/2030	7,918	8,621
Pool # AN0198, 3.34%, 11/1/2030	4,105	4,329
Pool # BL0853, 3.97%, 1/1/2031	9,941	11,002
Pool # AN1676, 2.99%, 5/1/2031	3,657	3,717
Pool # AN1953, 3.01%, 6/1/2031	1,949	1,998
Pool # AN1683, 3.03%, 6/1/2031	5,000	5,101
Pool # AN2308, 2.87%, 8/1/2031	9,185	9,341
Pool # AN2625, 2.50%, 10/1/2031	12,340	11,958
Pool # AN4118, 3.24%, 2/1/2032	9,190	9,535
Pool # AO7654, 3.50%, 5/1/2032	3,798	3,904
Pool # AO5230, 3.50%, 6/1/2032	2,487	2,557
Pool # AO7057, 3.50%, 6/1/2032	1,675	1,722
Pool # AO7746, 3.50%, 6/1/2032	139	142
Pool # AO8038, 3.50%, 7/1/2032	3,958	4,069
Pool # AP0645, 3.50%, 7/1/2032	4,053	4,166
Pool # AP0682, 3.50%, 7/1/2032	4,850	4,986

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # AP1314, 3.50%, 8/1/2032	3,856		3,964
Pool # AQ1534, 3.50%, 10/1/2032	1,198		1,231
Pool # AQ1607, 3.50%, 11/1/2032	941		967
Pool # 650236, 5.00%, 12/1/2032	12		12
Pool # AR7961, 3.50%, 3/1/2033	1,102		1,132
Pool # 868763, 6.50%, 4/1/2036	6		6
Pool # 886320, 6.50%, 7/1/2036	26		27
Pool # AO6757, 4.00%, 6/1/2042	4,323		4,513
Pool # MA1125, 4.00%, 7/1/2042	3,915		4,087
Pool # MA1213, 3.50%, 10/1/2042	14,262		14,680
Pool # MA1283, 3.50%, 12/1/2042	1,967		2,025
Pool # MA1328, 3.50%, 1/1/2043	6,913		7,115
Pool # MA1404, 3.50%, 4/1/2043	3,596		3,701
Pool # MA1462, 3.50%, 6/1/2043	2,052		2,108
Pool # MA1463, 3.50%, 6/1/2043	5,007		5,154
Pool # MA1510, 4.00%, 7/1/2043	4,112		4,292
Pool # MA1546, 3.50%, 8/1/2043	7,730		7,958
Pool # AU8840, 4.50%, 11/1/2043	2,405		2,536
Pool # AV2613, 4.50%, 11/1/2043	5,607		5,911
Pool # MA1711, 4.50%, 12/1/2043	3,820		4,027
Pool # AL6167, 3.50%, 1/1/2044	28,472		29,306
Pool # MA2346, 3.50%, 6/1/2045	1,041		1,064
Pool # MA2462, 4.00%, 11/1/2045	6,350		6,595
Pool # MA2482, 4.00%, 12/1/2045	6,190		6,429
Pool # MA2519, 4.00%, 1/1/2046	5,748		5,970
Pool # BC0784, 3.50%, 4/1/2046	871		891
Pool # MA2593, 4.00%, 4/1/2046	14,154		14,701
Pool # MA2631, 4.00%, 5/1/2046	16,068		16,670
Pool # MA2658, 3.50%, 6/1/2046	3,865		3,953
Pool # MA2690, 3.50%, 7/1/2046	9,141		9,348
Pool # BF0090, 3.50%, 5/1/2056 (m)	38,136		39,089
GNMA I, 15 Year Pool # 782933, 6.50%, 10/15/2023	57		60
GNMA I, 30 Year
Pool # 299559, 10.00%, 11/15/2020	—	(e)	—	(e)
Pool # 314497, 7.25%, 1/15/2022	13		13
Pool # 316247, 9.00%, 1/15/2022	5		5
Pool # 297656, 7.50%, 10/15/2022	3		3
Pool # 376855, 7.00%, 2/15/2024	19		20
Pool # 380930, 7.00%, 4/15/2024	1		1
Pool # 780029, 9.00%, 11/15/2024	2		3
Pool # 405529, 8.50%, 11/15/2025	—	(e)	—	(e)
Pool # 430999, 7.50%, 7/15/2026	12		12
Pool # 780481, 7.00%, 12/15/2026	4		4
Pool # 442422, 7.50%, 2/15/2027	2		2
Pool # 460982, 7.00%, 11/15/2027	2		2
Pool # 427295, 7.25%, 1/15/2028	12		13
Pool # 460759, 6.50%, 2/15/2028	59		65
Pool # 781118, 6.50%, 10/15/2029	41		47
Pool # 783867, 6.00%, 8/15/2036	3,952		4,470
Pool # AS4934, 4.50%, 5/15/2046	2,437		2,608
Pool # AT7538, 4.00%, 7/15/2046	10,069		10,581
Pool # AT7652, 4.00%, 8/15/2046	6,588		6,923
GNMA II, 30 Year
Pool # 2056, 7.50%, 8/20/2025	3		3
Pool # 2270, 8.00%, 8/20/2026	2		2
Pool # 2285, 8.00%, 9/20/2026	26		30
Pool # 2379, 8.00%, 2/20/2027	2		2
Pool # 2397, 8.00%, 3/20/2027	1		1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Pool # 2445, 8.00%, 6/20/2027	10		12
Pool # 2457, 7.50%, 7/20/2027	26		30
Pool # 2538, 8.00%, 1/20/2028	6		6
Pool # 2581, 8.00%, 4/20/2028	1		1
Pool # 2606, 8.00%, 6/20/2028	1		1
Pool # 2619, 8.00%, 7/20/2028	2		2
Pool # 2633, 8.00%, 8/20/2028	6		6
Pool # 2714, 6.50%, 2/20/2029	5		6
Pool # 4901, 8.00%, 9/20/2031	303		349
Pool # 5020, 7.50%, 5/20/2032	144		161
Pool # 738210, 7.00%, 6/20/2032	283		313
Pool # 738062, 6.00%, 11/20/2032	512		555
Pool # 738059, 6.00%, 10/20/2033	160		172
Pool # 738049, 6.00%, 3/20/2035	492		533
Pool # 737987, 6.00%, 4/20/2036	559		606
Pool # 737975, 6.00%, 9/20/2036	80		87
Pool # 5034, 7.00%, 8/20/2038	138		155
Pool # 4245, 6.00%, 9/20/2038	119		133
Pool # 4930, 7.00%, 10/20/2038	466		546
Pool # 4964, 7.00%, 12/20/2038	87		93
Pool # 4872, 7.00%, 1/20/2039	466		530
Pool # 5072, 6.50%, 10/20/2039	155		174
Pool # 5218, 6.50%, 10/20/2039	230		256
Pool # AS8103, 3.50%, 6/20/2046	2,291		2,357
Pool # AS8104, 3.75%, 6/20/2046	1,871		1,929
Pool # AS8105, 4.00%, 6/20/2046	1,386		1,437
Pool # AS8106, 3.50%, 7/20/2046	2,819		2,896
Pool # AS8107, 3.75%, 7/20/2046	3,580		3,697
Pool # BB8791, 4.00%, 12/20/2047	9,593		10,007
Pool # BD6195, 4.00%, 1/20/2048	22,215		23,030
Pool # BE9507, 4.50%, 3/20/2048	4,492		4,759
Pool # BG2382, 4.50%, 3/20/2048	3,587		3,788
Pool # BA7568, 4.50%, 4/20/2048	29,244		30,967
Pool # BD0512, 5.00%, 4/20/2048	19,957		21,362
Pool # BD0532, 5.00%, 6/20/2048	18,757		20,087
Pool # BH2970, 5.00%, 6/20/2048	12,828		13,639
Pool # BG3833, 4.50%, 7/20/2048	40,925		43,334
Pool # BD0549, 5.00%, 8/20/2048	18,392		19,707
Pool # BH9109, 4.50%, 10/20/2048	20,342		21,545
Pool # BJ7085, 5.00%, 12/20/2048	24,405		26,224
Pool # BK7188, 4.50%, 2/20/2049	14,946		15,751
Pool # BK7189, 5.00%, 2/20/2049	13,950		14,963
UMBS, 10 Year Pool # AD0672, 4.50%, 1/1/2020	9		9
UMBS, 15 Year
Pool # 725993, 6.00%, 9/1/2019	—	(e)	—	(e)
Pool # 890129, 6.00%, 12/1/2021	17		17
Pool # 949379, 6.00%, 8/1/2022	28		29
Pool # 890231, 5.00%, 7/1/2025	203		209
UMBS, 20 Year Pool # MA0602, 3.50%, 12/1/2030	300		307
UMBS, 30 Year
4.50% (m)	36,421		38,152
Pool # 50617, 8.00%, 8/1/2022	—	(e)	—	(e)
Pool # 250228, 9.00%, 4/1/2025	1		1
Pool # 328066, 8.50%, 10/1/2025	—	(e)	—	(e)
Pool # 313692, 8.50%, 12/1/2025	6		6
Pool # 365997, 7.50%, 10/1/2026	3		3
Pool # 250854, 7.50%, 3/1/2027	1		1
Pool # 251569, 7.00%, 3/1/2028	1		1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # 420165, 6.50%, 4/1/2028	42	46
Pool # 455598, 5.50%, 12/1/2028	23	24
Pool # 517656, 5.50%, 7/1/2029	19	20
Pool # 252570, 6.50%, 7/1/2029	20	23
Pool # 517679, 6.50%, 7/1/2029	72	79
Pool # 323866, 6.50%, 8/1/2029	16	18
Pool # 995656, 7.00%, 6/1/2033	207	243
Pool # AL6168, 5.00%, 9/1/2033	7,502	8,027
Pool # 725229, 6.00%, 3/1/2034	1,197	1,343
Pool # AA0918, 5.50%, 9/1/2034	226	246
Pool # 735503, 6.00%, 4/1/2035	118	133
Pool # 745948, 6.50%, 10/1/2036	19	22
Pool # AL0379, 8.00%, 12/1/2036	1,477	1,740
Pool # AA8502, 6.00%, 8/1/2037	56	61
Pool # 995149, 6.50%, 10/1/2038	58	68
Pool # 995504, 7.50%, 11/1/2038	82	100
Pool # AC3237, 5.00%, 10/1/2039	746	806
Pool # AC4467, 4.50%, 12/1/2039	1,736	1,855
Pool # AE1526, 4.50%, 9/1/2040	3,809	4,073
Pool # AE3095, 4.50%, 9/1/2040	1,801	1,926
Pool # AE0681, 4.50%, 12/1/2040	6,469	6,917
Pool # AL0038, 5.00%, 2/1/2041	6,777	7,294
Pool # AX5292, 5.00%, 1/1/2042	24,504	26,753
Pool # BM1065, 5.50%, 2/1/2042	10,737	11,763
Pool # AL2059, 4.00%, 6/1/2042	18,192	19,240
Pool # AB7575, 3.00%, 1/1/2043	5,343	5,393
Pool # AR6380, 3.00%, 2/1/2043	5,012	5,059
Pool # 890564, 3.00%, 6/1/2043	6,441	6,507
Pool # AT5907, 4.00%, 6/1/2043	10,996	11,623
Pool # AS0214, 3.50%, 8/1/2043	11,560	12,019
Pool # AL6848, 5.00%, 6/1/2044	3,170	3,411
Pool # BA2343, 4.00%, 9/1/2045	7,241	7,511
Pool # BA1210, 3.50%, 5/1/2046	2,031	2,079
Pool # BA7485, 3.50%, 6/1/2046	1,259	1,288
Pool # BC2969, 3.50%, 6/1/2046	1,022	1,047
Pool # BD1371, 3.50%, 6/1/2046	2,538	2,597
Pool # BA7492, 4.00%, 6/1/2046	1,891	1,961
Pool # BC9368, 4.00%, 6/1/2046	5,983	6,203
Pool # BD1372, 4.00%, 6/1/2046	3,014	3,125
Pool # BD2956, 3.50%, 7/1/2046	9,888	10,115
Pool # BD5456, 3.50%, 8/1/2046	5,342	5,465
Pool # BM1169, 4.00%, 9/1/2046	19,368	20,482
Pool # BE0280, 3.50%, 10/1/2046	5,939	6,075
Pool # AS8335, 4.50%, 11/1/2046	14,282	15,136
Pool # BM1906, 4.00%, 5/1/2047	14,646	15,264
Pool # AS9811, 5.00%, 6/1/2047	7,428	7,994
Pool # BH7565, 4.00%, 8/1/2047	25,635	26,603
Pool # BM3500, 4.00%, 9/1/2047	11,969	12,479
Pool # BH6687, 4.00%, 11/1/2047	11,326	11,742
Pool # BE8347, 4.00%, 12/1/2047	6,751	7,007
Pool # BJ5254, 4.00%, 12/1/2047	13,509	14,006
Pool # BM3499, 4.00%, 12/1/2047	92,319	96,280
Pool # BJ5777, 4.50%, 12/1/2047	1,288	1,369
Pool # BH6689, 4.00%, 1/1/2048	19,920	20,647
Pool # BJ7311, 4.00%, 1/1/2048	50,384	52,291
Pool # BJ8238, 4.00%, 1/1/2048	16,845	17,482
Pool # BJ8265, 4.00%, 1/1/2048	11,228	11,652
Pool # BK1008, 4.00%, 1/1/2048	3,089	3,228

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Pool # BJ4617, 4.00%, 2/1/2048	10,395	10,843
Pool # BJ5772, 4.00%, 2/1/2048	15,444	16,137
Pool # BK1581, 4.00%, 2/1/2048	1,991	2,066
Pool # BJ5803, 4.00%, 3/1/2048	11,142	11,646
Pool # BK1963, 4.00%, 3/1/2048	7,574	7,900
Pool # BM3665, 4.00%, 3/1/2048	28,765	30,264
Pool # BJ5789, 4.50%, 3/1/2048	5,621	5,973
Pool # BE2789, 4.00%, 4/1/2048	7,176	7,501
Pool # BK5943, 5.00%, 6/1/2048	8,176	8,787
Pool # BK4130, 4.50%, 7/1/2048	2,902	3,043
Pool # BK6562, 4.50%, 7/1/2048	9,443	10,035
Pool # BK6589, 4.50%, 7/1/2048	3,138	3,335
Pool # BN0133, 4.00%, 8/1/2048	13,416	13,924
Pool # BK9292, 5.00%, 8/1/2048	16,808	18,064
Pool # BN1312, 4.00%, 9/1/2048	25,602	26,571
Pool # 890863, 5.00%, 9/1/2048	43,067	46,378
Pool # BN0234, 5.00%, 9/1/2048	10,903	11,717
Pool # MA3496, 4.50%, 10/1/2048	15,735	16,430
Pool # BN0861, 5.00%, 10/1/2048	4,702	5,054

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,282,264)		2,300,400

U.S. TREASURY OBLIGATIONS — 15.3%
U.S. Treasury Bonds
7.88%, 2/15/2021	2,625	2,882
8.13%, 5/15/2021	13,600	15,185
8.13%, 8/15/2021	10,000	11,323
8.00%, 11/15/2021	7,920	9,061
5.50%, 8/15/2028	59,164	75,795
5.25%, 2/15/2029	2,500	3,180
4.50%, 2/15/2036	51,659	67,414
4.50%, 5/15/2038	3,890	5,169
3.50%, 2/15/2039	85	100
4.38%, 5/15/2040	8,674	11,437
4.75%, 2/15/2041	8,270	11,462
4.38%, 5/15/2041	37,318	49,367
2.75%, 11/15/2042	92,162	95,658
3.63%, 8/15/2043	17,780	21,275
3.75%, 11/15/2043	112,372	137,107
2.50%, 2/15/2045	71,908	71,048
3.00%, 5/15/2045	9,760	10,588
2.88%, 8/15/2045	50,000	53,010
3.00%, 11/15/2045	155,278	168,538
2.50%, 5/15/2046	129,445	127,650
2.75%, 11/15/2047	80,800	83,612
U.S. Treasury Inflation Indexed Bonds 3.63%, 4/15/2028	1,000	2,010
U.S. Treasury Notes
2.13%, 8/15/2021	2,000	2,008
2.88%, 10/15/2021	1,000	1,022
1.75%, 5/31/2022	305,885	304,547
1.75%, 6/30/2022	112,372	111,929
2.13%, 6/30/2022 (n)	160,000	161,106
2.00%, 8/15/2025	11,953	11,951
1.63%, 5/15/2026	10,909	10,624
U.S. Treasury STRIPS Bonds
2.57%, 8/15/2019 (o)	45	44
3.51%, 8/15/2019 (o)	85	85
1.59%, 2/15/2020 (o)	25	25
2.99%, 5/15/2020 (o)	4,716	4,620
1.56%, 8/15/2020 (o)	1,050	1,024
2.38%, 2/15/2021 (o)	6,495	6,277
2.47%, 5/15/2021 (o)	15,000	14,432
3.92%, 11/15/2021 (o)	14,610	13,927
2.76%, 2/15/2022 (o)	640	607
2.36%, 5/15/2022 (o)	7,390	6,979
4.11%, 8/15/2022 (o)	3,400	3,195
4.20%, 11/15/2022 (o)	5,000	4,676
2.96%, 2/15/2023 (o)	225	209
2.09%, 8/15/2023 (o)	15	14
5.78%, 2/15/2028 (o)	2,615	2,160
3.21%, 5/15/2028 (o)	80,000	65,664
1.92%, 8/15/2028 (o)	48,829	39,842
3.23%, 11/15/2028 (o)	45,000	36,485
2.15%, 5/15/2029 (o)	67,000	53,478
2.36%, 5/15/2032 (o)	16,318	12,041
3.21%, 5/15/2033 (o)	60,162	43,118
4.88%, 11/15/2033 (o)	42,000	29,695
2.80%, 2/15/2035 (o)	46,650	31,775
2.88%, 8/15/2040 (o)	60,000	34,826
3.43%, 8/15/2041 (o)	48,775	27,356
3.20%, 2/15/2042 (o)	26,000	14,577
3.41%, 2/15/2042 (o)	24,400	13,440
3.07%, 5/15/2042 (o)	32,800	17,940
3.16%, 5/15/2042 (o)	100,000	55,596
3.19%, 11/15/2042 (o)	21,800	11,723
U.S. Treasury STRIPS Notes 1.72%, 2/15/2020 (o)	3,115	3,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,082,874)		2,184,951

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 ‡ (a) (l)	24,120	23,438
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030 (a)	2,985	3,053
Series 2016-FR14, Class A, 2.99%, 2/27/2048 (a) (l)	8,400	8,125
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.94%, 5/27/2021 (a) (l)	5,750	5,481
Series 2013-FRR2, Class B, PO, 9/26/2022 (a)	8,992	7,772
Series 2014-FRR4, Class BK29, PO, 4/27/2023 (a)	8,600	6,503
Series 2013-FRR3, Class A, PO, 6/26/2023 (a)	14,650	12,223
Series 2016-FR13, Class A, 1.64%, 8/27/2045 (a) (l)	16,500	15,196
Series 2014-FRR5, Class A714, PO, 1/27/2047 (a)	3,050	2,874
Series 2014-FRR5, Class AK37, 2.61%, 1/27/2047 (a) (l)	15,000	13,932
Series 2014-FRR8, Class A, 2.18%, 11/26/2047 (a) (l)	12,000	10,598
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,400	9,991
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030 (a)	972	969
Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	13,922	14,402
Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (l)	12,692	12,547
BCRR Trust
Series 2014-FRR1, Class A716, PO, 8/26/2047 (a)	21,000	19,157
Series 2014-FRR1, Class B716, PO, 8/26/2047 ‡ (a)	14,335	12,716
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033‡ (a) (l)	5,000	5,003
BXMT Ltd. Series 2017-FL1, Class D, 5.13%, 6/15/2035 ‡ (a) (l)	8,500	8,524
Capmark Mortgage Securities, Inc. Series 1998-C2, Class X, IO, 1.12%, 5/15/2035 ‡ (l)	7,018	60
CD Commercial Mortgage Trust Series 2007-CD4, Class XC, IO, 0.57%, 12/11/2049 ‡ (a) (l)	242	3
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.75%, 12/15/2047 ‡ (a) (l)	5,000	5,232
Commercial Mortgage Trust
Series 2013-WWP, Class A2, 3.42%, 3/10/2031 (a)	6,100	6,330
Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (l)	23,900	25,262
Series 2006-GG7, Class AM, 5.66%, 7/10/2038 (l)	1,814	1,825
Series 2013-CR9, Class D, 4.26%, 7/10/2045 ‡ (a) (l)	7,000	6,314
Series 2012-CR2, Class XA, IO, 1.65%, 8/15/2045 ‡ (l)	20,974	893
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	8,032	8,461
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	6,856	7,240
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.02%, 1/15/2049 ‡ (a) (l)	10,171	—	(e)
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032 ‡ (a) (l)	19,159	19,438
Series 2015-C3, Class A4, 3.72%, 8/15/2048	12,304	12,925
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	15,200	14,836
DBRR Re-REMIC Trust Series 2015-FRR1, Class B711, PO, 8/28/2045 (a)	7,715	7,628
DBUBS Mortgage Trust Series 2011-LC2A, Class XA, IO, 1.05%, 7/10/2044 ‡ (a) (l)	10,243	164
Exantas Capital Corp. Ltd. (Cayman Islands)
Series 2018-RSO6, Class C, 4.28%, 6/15/2035 ‡ (a) (l)	4,808	4,808
Series 2018-RSO6, Class D, 4.93%, 6/15/2035 ‡ (a) (l)	4,000	4,000
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ13, Class A2, 2.86%, 8/25/2022	13,930	14,153
Series KJ18, Class A2, 3.07%, 8/25/2022	8,633	8,808
Series KJ09, Class A2, 2.84%, 9/25/2022	5,121	5,209
Series KJ07, Class A2, 2.31%, 12/25/2022	20,000	20,006
Series K037, Class A2, 3.49%, 1/25/2024	15,000	15,753
Series K038, Class A2, 3.39%, 3/25/2024	3,429	3,589
Series K727, Class AM, 3.04%, 7/25/2024	10,471	10,735
Series K048, Class A2, 3.28%, 6/25/2025 (l)	13,500	14,123
Series KC02, Class A2, 3.37%, 7/25/2025	31,000	32,244

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series KS07, Class A2, 2.74%, 9/25/2025	21,600	21,797
Series KJ17, Class A2, 2.98%, 11/25/2025	12,710	13,012
Series K052, Class A2, 3.15%, 11/25/2025	3,791	3,952
Series KS06, Class A2, 2.72%, 7/25/2026	10,080	10,103
Series K058, Class AM, 2.72%, 8/25/2026 (l)	20,000	20,144
Series K061, Class AM, 3.44%, 11/25/2026 (l)	10,012	10,562
Series K063, Class AM, 3.51%, 1/25/2027 (l)	25,610	27,113
Series K065, Class A2, 3.24%, 4/25/2027	6,633	6,940
Series K065, Class AM, 3.33%, 5/25/2027	3,557	3,728
Series K069, Class A2, 3.19%, 9/25/2027 (l)	20,340	21,210
Series K070, Class A2, 3.30%, 11/25/2027 (l)	6,045	6,352
Series K073, Class A2, 3.35%, 1/25/2028	14,087	14,849
Series W5FX, Class AFX, 3.21%, 4/25/2028 (l)	9,910	10,249
Series K081, Class A2, 3.90%, 8/25/2028 (l)	17,845	19,591
Series K088, Class A2, 3.69%, 1/25/2029	17,400	18,869
Series K157, Class A1, 3.99%, 6/25/2030	18,201	19,775
Series K152, Class A2, 3.08%, 1/25/2031	8,843	9,010
FNMA ACES
Series 2011-M8, Class A2, 2.92%, 8/25/2021	530	537
Series 2013-M7, Class A2, 2.28%, 12/27/2022	2,598	2,593
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (l)	8,545	8,943
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (l)	8,909	9,179
Series 2015-M1, Class A2, 2.53%, 9/25/2024	12,965	13,017
Series 2015-M3, Class A2, 2.72%, 10/25/2024	10,000	10,130
Series 2015-M7, Class A2, 2.59%, 12/25/2024	12,398	12,540
Series 2015-M2, Class A3, 3.04%, 12/25/2024 (l)	18,794	19,394
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (l)	11,700	11,954
Series 2015-M5, Class A1, 2.87%, 3/25/2025 (l)	19,881	20,300
Series 2015-M13, Class A2, 2.71%, 6/25/2025 (l)	1,808	1,832
Series 2016-M6, Class A2, 2.49%, 5/25/2026	9,100	9,050
Series 2016-M7, Class A2, 2.50%, 9/25/2026	10,328	10,279
Series 2017-M1, Class A2, 2.41%, 10/25/2026 (l)	10,660	10,529
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (l)	17,000	16,839
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (l)	8,528	8,770
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (l)	10,260	10,612
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (l)	30,000	30,683
Series 2018-M4, Class A2, 3.04%, 3/25/2028 (l)	11,282	11,608
Series 2018-M7, Class A2, 3.05%, 3/25/2028 (l)	30,256	31,217
Series 2018-M9, Class APT2, 3.12%, 4/25/2028 (l)	36,000	37,010
Series 2018-M10, Class A2, 3.39%, 7/25/2028 (l)	20,853	22,008
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (l)	36,222	38,921
Series 2019-M1, Class A2, 3.56%, 9/25/2028 (l)	57,380	61,449
Series 2019-M2, Class A2, 3.63%, 11/25/2028 (l)	39,845	42,905
Series 2019-M7, Class A2, 3.14%, 4/25/2029	20,540	21,211
Series 2017-M5, Class A2, 3.18%, 4/25/2029 (l)	30,277	31,260
Series 2018-M3, Class A2, 3.09%, 2/25/2030 (l)	7,528	7,729
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	47,874	48,380
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022 (a) (l)	11,227	11,425
Series 2015-K720, Class C, 3.39%, 7/25/2022 (a) (l)	11,500	11,442
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (l)	3,200	3,182
Series 2013-K25, Class C, 3.62%, 11/25/2045 (a) (l)	4,156	4,223
Series 2014-K38, Class C, 4.63%, 6/25/2047 (a) (l)	4,750	4,979
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (l)	7,000	7,190
Series 2015-K721, Class B, 3.56%, 11/25/2047 (a) (l)	2,585	2,636
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (l)	8,542	8,714
Series 2015-K718, Class C, 3.54%, 2/25/2048 (a) (l)	4,000	4,045
Series 2015-K45, Class B, 3.59%, 4/25/2048 (a) (l)	8,920	9,085

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2015-K46, Class C, 3.69%, 4/25/2048 (a) (l)	3,545	3,520
Series 2015-K48, Class B, 3.64%, 8/25/2048 (a) (l)	16,085	16,253
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (l)	2,750	2,847
Series 2016-K55, Class B, 4.16%, 4/25/2049 (a) (l)	10,000	10,416
Series 2016-K56, Class B, 3.94%, 6/25/2049 (a) (l)	3,549	3,676
Series 2016-K722, Class B, 3.84%, 7/25/2049 (a) (l)	8,010	8,185
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (l)	9,423	9,633
Series 2016-K59, Class B, 3.58%, 11/25/2049 (a) (l)	4,714	4,753
Series 2017-K63, Class B, 3.87%, 2/25/2050 (a) (l)	11,895	12,233
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (l)	10,000	10,462
FRR Re-REMIC Trust
Series 2018-C1, Class A720, 3.01%, 8/27/2047 (a)	6,500	6,230
Series 2018-C1, Class BK43, 2.92%, 2/27/2048 ‡ (a) (l)	4,000	3,374
Series 2018-C1, Class AK43, 3.05%, 2/27/2048 (a)	5,000	4,585
Series 2018-C1, Class A725, 2.76%, 2/27/2050 (a)	3,000	2,695
Series 2018-C1, Class B725, 3.13%, 2/27/2050 (a) (l)	6,680	5,835
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.30%, 6/5/2031 ‡ (a) (l)	20,000	—	(e)
GS Mortgage Securities Trust
Series 2011-GC5, Class D, 5.39%, 8/10/2044 ‡ (a) (l)	2,579	2,526
Series 2019-GC38, Class A4, 3.97%, 2/10/2052	31,100	33,685
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (a)	16,270	17,108
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.02%, 8/12/2037 ‡ (a) (l)	20,310	3
Series 2006-CB15, Class X1, IO, 0.23%, 6/12/2043 ‡ (l)	6,499	7
Series 2010-C2, Class XA, IO, 1.53%, 11/15/2043 ‡ (a) (l)	4,458	64
Series 2006-LDP8, Class X, IO, 0.29%, 5/15/2045 ‡ (l)	434	1
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.23%, 12/27/2046 (a) (l)	5,000	4,653
Series 2015-FRR2, Class AK39, 2.93%, 8/27/2047 (a) (l)	7,000	6,573
Series 2014-FRR1, Class BK10, 2.49%, 11/27/2049 ‡ (a) (l)	6,875	6,754
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.57%, 12/12/2049 ‡ (a) (l)	1,688	—	(e)
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.31%, 2/12/2044 ‡ (a) (l)	535	—	(e)
Series 2011-C3, Class A3, 4.05%, 7/15/2049	221	221
Series RR Trust Series 2015-1, Class A, PO, 4/26/2048 (a)	3,000	2,246
TPG Real Estate Finance Ltd. (Cayman Islands) Series 2018-FL1, Class D, 5.13%, 2/15/2035 ‡ (a) (l)	7,750	7,769
UBS Commercial Mortgage Trust
Series 2012-C1, Class XA, IO, 2.06%, 5/10/2045 (a) (l)	7,217	340
Series 2012-C1, Class D, 5.54%, 5/10/2045 ‡ (a) (l)	6,180	6,216
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	2,191	2,239
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA, IO, 1.32%, 5/10/2063 ‡ (a) (l)	12,135	418
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,560	1,608
VNDO Mortgage Trust Series 2012-6AVE, Class A, 3.00%, 11/15/2030 (a)	5,291	5,380
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class XC, IO, 0.39%, 12/15/2043 ‡ (a) (l)	1,210	—	(e)
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	7,598	8,009
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class AK16, PO, 12/27/2043 (a)	6,000	5,513
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044 (a)	2,500	2,573
Series 2013-C11, Class D, 4.26%, 3/15/2045 ‡ (a) (l)	6,640	6,546
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	12,837	13,391

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,489,407)		1,546,139

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
Acre
7.08%, 12/15/2020	17,350		17,350
Series 2017-B, 9.08%, 12/15/2020	12,400		12,400
Adjustable Rate Mortgage Trust Series 2005-5, Class 6A21, 2.66%, 9/25/2035 (l)	15		15
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	23		22
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	30		31
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	596		629
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	296		299
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	1,396		1,324
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	544		473
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	155		124
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (l)	20		21
Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047 (a) (l)	337		337
Antler Mortgage Trust
Series 2018-RTL1, Class A2, 4.70%, 7/25/2022 (a)	7,000		7,059
Series 2019-RTL1, Class M, 6.90%, 1/25/2023 ‡ (a) (l)	14,722		14,945
ARIVO 9/15/2019 ‡	9,970		9,970
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	13		14
Banc of America Funding Trust
Series 2005-E, Class 4A1, 4.71%, 3/20/2035 (l)	145		146
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	1,500		1,525
Series 2005-7, Class 30PO, PO, 11/25/2035 ‡	70		60
Banc of America Mortgage Trust
Series 2005-11, Class 15PO, PO, 12/25/2020 ‡	7		6
Series 2004-2, Class 2A4, 5.50%, 3/25/2034	47		47
Series 2004-F, Class 1A1, 4.49%, 7/25/2034 (l)	151		157
BCAP LLC Trust Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034 (a) (l)	41		42
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.31%, 10/25/2033 (l)	64		65
Bear Stearns Mortgage Securities, Inc. Series 1997-6, Class 1A, 6.29%, 3/25/2031 (l)	1		1
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 4.51%, 7/25/2037 (l)	1,001		1,035
CHL Mortgage Pass-Through Trust
Series 2004-J1, Class 2A1, 4.75%, 1/25/2019	—	(e)	—	(e)
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	4		4
Series 2004-J7, Class 2A2, 4.50%, 8/25/2019	55		56
Series 2004-3, Class A25, 5.75%, 4/25/2034	160		160
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	230		233
Series 2005-22, Class 2A1, 4.01%, 11/25/2035 (l)	328		296
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	16		17
Citigroup Mortgage Loan Trust Series 2009-3, Class 5A2, 6.00%, 2/25/2037 (a) (l)	462		470
Citigroup Mortgage Loan Trust, Inc.
Series 2004-UST1, Class A3, 4.56%, 8/25/2034 (l)	64		66
Series 2004-HYB4, Class AA, 2.76%, 12/25/2034 (l)	83		81
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7, Class 5A1, 4.75%, 8/25/2020	3		3
Series 2005-1, Class 1A16, 5.50%, 2/25/2035	128		129
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	317		250
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	221		116
CVS Pass-Through Trust
8.35%, 7/10/2031 (a)	300		373
5.77%, 1/10/2033 (a)	379		422
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4APO, PO, 6/25/2035 ‡	37		33
DLJ Mortgage Acceptance Corp. Series 1993-19, Class A7, 6.75%, 1/25/2024	178		178
DT Asset Trust 5.84%, 12/16/2022	9,000		9,000
FHLMC - GNMA
Series 24, Class J, 6.25%, 11/25/2023	222		235
Series 23, Class KZ, 6.50%, 11/25/2023	31		33
Series 31, Class Z, 8.00%, 4/25/2024	32		34

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
FHLMC REMIC
Series 84, Class F, 9.20%, 10/15/2020	—	(e)	—	(e)
Series 81, Class A, 8.13%, 11/15/2020	—	(e)	—	(e)
Series 109, Class I, 9.10%, 1/15/2021	—	(e)	—	(e)
Series 1316, Class Z, 8.00%, 6/15/2022	19		20
Series 1343, Class LB, 7.50%, 8/15/2022	6		6
Series 1351, Class TF, HB, 1,010.00%, 8/15/2022	—	(e)	2
Series 198, Class Z, 8.50%, 9/15/2022	—	(e)	—	(e)
Series 1456, Class Z, 7.50%, 1/15/2023	13		14
Series 1543, Class VN, 7.00%, 7/15/2023	95		100
Series 1911, Class SD, IF, IO, 10.17%, 7/15/2023 (l)	35		5
Series 2033, Class K, 6.05%, 8/15/2023	127		134
Series 1577, Class PV, 6.50%, 9/15/2023	80		85
Series 1608, Class L, 6.50%, 9/15/2023	164		175
Series 3890, Class ET, 5.50%, 11/15/2023	133		138
Series 1630, Class PK, 6.00%, 11/15/2023	64		67
Series 1611, Class Z, 6.50%, 11/15/2023	163		174
Series 1628, Class LZ, 6.50%, 12/15/2023	130		138
Series 2756, Class NA, 5.00%, 2/15/2024	113		117
Series 1671, Class I, 7.00%, 2/15/2024	128		131
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (l)	16		19
Series 1695, Class G, HB, IF, 27.13%, 3/15/2024 (l)	13		17
Series 1710, Class GB, HB, IF, 40.87%, 4/15/2024 (l)	8		11
Series 2989, Class TG, 5.00%, 6/15/2025	218		228
Series 3005, Class ED, 5.00%, 7/15/2025	373		391
Series 4030, Class IL, IO, 3.50%, 4/15/2027	1,720		132
Series 4060, Class TB, 2.50%, 6/15/2027	4,000		3,910
Series 2022, Class PE, 6.50%, 1/15/2028	21		23
Series 2036, Class PG, 6.50%, 1/15/2028	121		133
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	22		2
Series 2091, Class PG, 6.00%, 11/15/2028	377		414
Series 2116, Class ZA, 6.00%, 1/15/2029	86		94
Series 2148, Class ZA, 6.00%, 4/15/2029	24		26
Series 2995, Class FT, 2.69%, 5/15/2029 (l)	115		115
Series 2530, Class SK, IF, IO, 5.66%, 6/15/2029 (l)	374		60
Series 2201, Class C, 8.00%, 11/15/2029	72		81
Series 3648, Class CY, 4.50%, 3/15/2030	750		805
Series 3737, Class DG, 5.00%, 10/15/2030	268		281
Series 2261, Class ZY, 7.50%, 10/15/2030	1		1
Series 2293, Class ZA, 6.00%, 3/15/2031	136		151
Series 2310, Class Z, 6.00%, 4/15/2031	19		21
Series 2313, Class LA, 6.50%, 5/15/2031	8		9
Series 2325, Class JO, PO, 6/15/2031	66		59
Series 2330, Class PE, 6.50%, 6/15/2031	198		222
Series 2410, Class QB, 6.25%, 2/15/2032	300		343
Series 2534, Class SI, IF, 14.72%, 2/15/2032 (l)	43		61
Series 2427, Class GE, 6.00%, 3/15/2032	757		836
Series 2430, Class WF, 6.50%, 3/15/2032	577		659
Series 2594, Class IV, IO, 7.00%, 3/15/2032	100		12
Series 2643, Class SA, HB, IF, 29.64%, 3/15/2032 (l)	19		33
Series 2466, Class DH, 6.50%, 6/15/2032	105		117
Series 4146, Class KI, IO, 3.00%, 12/15/2032	5,614		717
Series 2543, Class YX, 6.00%, 12/15/2032	304		344
Series 2557, Class HL, 5.30%, 1/15/2033	198		219
Series 2994, Class SC, IF, IO, 3.16%, 2/15/2033 (l)	19		—	(e)
Series 2586, IO, 6.50%, 3/15/2033	356		38

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2610, Class UI, IO, 6.50%, 5/15/2033	238	49
Series 2764, Class S, IF, 7.65%, 7/15/2033 (l)	42	49
Series 2656, Class AC, 6.00%, 8/15/2033	127	145
Series 2733, Class SB, IF, 5.81%, 10/15/2033(l)	424	461
Series 3005, Class PV, IF, 8.89%, 10/15/2033 (l)	9	10
Series 2699, Class W, 5.50%, 11/15/2033	300	337
Series 2990, Class SL, IF, 15.55%, 6/15/2034 (l)	39	48
Series 3611, PO, 7/15/2034	78	69
Series 2845, Class QH, 5.00%, 8/15/2034	251	267
Series 2864, Class NS, IF, IO, 4.66%, 9/15/2034 (l)	155	4
Series 2912, Class EH, 5.50%, 1/15/2035	1,122	1,260
Series 4710, Class UV, 4.00%, 2/15/2035	2,000	2,133
Series 3059, Class B, 5.00%, 2/15/2035	14	14
Series 2980, Class QB, 6.50%, 5/15/2035	31	36
Series 3031, Class BN, IF, 12.18%, 8/15/2035 (l)	299	448
Series 3117, Class EO, PO, 2/15/2036	145	128
Series 3134, PO, 3/15/2036	45	41
Series 3152, Class MO, PO, 3/15/2036	278	246
Series 3184, Class YO, PO, 3/15/2036	445	418
Series 3138, PO, 4/15/2036	50	45
Series 3187, Class Z, 5.00%, 7/15/2036	1,316	1,415
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (l)	28	32
Series 3201, Class IN, IF, IO, 3.81%, 8/15/2036 (l)	214	20
Series 3202, Class HI, IF, IO, 4.21%, 8/15/2036 (l)	1,065	162
Series 3855, Class AM, 6.50%, 11/15/2036	261	293
Series 3274, Class B, 6.00%, 2/15/2037	180	199
Series 3292, Class DO, PO, 3/15/2037	95	91
Series 3305, Class IW, IF, IO, 4.01%, 4/15/2037 (l)	333	33
Series 3306, Class TC, IF, 4.65%, 4/15/2037 (l)	24	25
Series 3306, Class TB, IF, 5.19%, 4/15/2037 (l)	27	29
Series 3331, PO, 6/15/2037	56	51
Series 3605, Class NC, 5.50%, 6/15/2037	799	890
Series 3383, Class OP, PO, 11/15/2037	111	97
Series 3409, Class DB, 6.00%, 1/15/2038	798	875
Series 3546, Class A, 4.34%, 2/15/2039(l)	106	110
Series 3531, Class SM, IF, IO, 3.66%, 5/15/2039 (l)	46	3
Series 3827, Class BD, 4.00%, 8/15/2039	167	169
Series 3572, Class JS, IF, IO, 4.36%, 9/15/2039 (l)	169	21
Series 3592, Class BZ, 5.00%, 10/15/2039	3,823	4,107
Series 3609, Class SA, IF, IO, 3.90%, 12/15/2039 (l)	734	108
Series 3610, Class CA, 4.50%, 12/15/2039	296	319
Series 3653, Class HJ, 5.00%, 4/15/2040	174	191
Series 3677, Class PB, 4.50%, 5/15/2040	2,778	3,016
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (l)	387	426
Series 4374, Class NC, 3.75%, 2/15/2046 (c)	2,058	2,080
FHLMC STRIPS
Series 186, PO, 8/1/2027	152	141
Series 262, Class 35, 3.50%, 7/15/2042	4,920	5,127
Series 279, Class 35, 3.50%, 9/15/2042	1,676	1,739
Series 323, Class 300, 3.00%, 1/15/2044	5,730	5,798
Series 334, Class 300, 3.00%, 8/15/2044	4,732	4,805
FHLMC Structured Pass-Through Securities Certificates Series T-76, Class 2A, 2.48%, 10/25/2037 (l)	403	430
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 4.38%, 9/25/2034 (l)	230	230
First Horizon Mortgage Pass-Through Trust
Series 2004-AR6, Class 2A1, 4.66%, 12/25/2034 (l)	140	146
Series 2004-AR7, Class 2A2, 4.54%, 2/25/2035 (l)	74	74
FNMA Grantor Trust
Series 2001-T12, IO, 0.51%, 8/25/2041 (l)	15,293	258
Series 2002-T4, IO, 0.40%, 12/25/2041 (l)	31,777	227
Series 2002-T4, Class A2, 7.00%, 12/25/2041	366	416

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2002-T4, Class A4, 9.50%, 12/25/2041	599		720
Series 2002-T19, Class A1, 6.50%, 7/25/2042	510		591
Series 2002-T16, Class A2, 7.00%, 7/25/2042	596		693
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	217		252
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	247		285
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	254		284
Series 2004-T3, Class 1IO4, IO, 0.59%, 2/25/2044 (l)	4,666		48
FNMA REMIC
Series 1989-72, Class E, 9.35%, 10/25/2019	1		1
Series 1990-1, Class D, 8.80%, 1/25/2020	—	(e)	—	(e)
Series 1990-110, Class H, 8.75%, 9/25/2020	—	(e)	—	(e)
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(e)	—	(e)
Series 2001-4, Class PC, 7.00%, 3/25/2021	27		28
Series G-29, Class O, 8.50%, 9/25/2021	3		3
Series 1991-141, Class PZ, 8.00%, 10/25/2021	6		7
Series 1992-31, Class M, 7.75%, 3/25/2022	4		4
Series G92-30, Class Z, 7.00%, 6/25/2022	1		1
Series 1992-101, Class J, 7.50%, 6/25/2022	5		6
Series 1992-79, Class Z, 9.00%, 6/25/2022	4		5
Series G92-62, Class B, PO, 10/25/2022	5		5
Series 1995-4, Class Z, 7.50%, 10/25/2022	54		57
Series 1992-200, Class SK, HB, IF, 23.23%, 11/25/2022 (l)	54		62
Series 1997-37, Class SM, IF, IO, 5.57%, 12/25/2022 (l)	84		3
Series 2003-17, Class EQ, 5.50%, 3/25/2023	202		209
Series 1993-23, Class PZ, 7.50%, 3/25/2023	5		5
Series 1993-56, Class PZ, 7.00%, 5/25/2023	33		34
Series 1993-60, Class Z, 7.00%, 5/25/2023	18		19
Series 1993-79, Class PL, 7.00%, 6/25/2023	31		33
Series 1993-141, Class Z, 7.00%, 8/25/2023	64		67
Series 1993-149, Class M, 7.00%, 8/25/2023	29		31
Series 1993-205, Class H, PO, 9/25/2023	1		1
Series 1993-160, Class ZA, 6.50%, 9/25/2023	55		57
Series 1993-165, Class SA, IF, 13.57%, 9/25/2023 (l)	11		13
Series 1995-19, Class Z, 6.50%, 11/25/2023	217		240
Series 1993-255, Class E, 7.10%, 12/25/2023	11		12
Series 1993-247, Class SM, HB, IF, 26.60%, 12/25/2023 (l)	10		12
Series 1994-29, Class Z, 6.50%, 2/25/2024	104		111
Series 2009-17, Class AI, IO, 5.00%, 3/25/2024	3		—	(e)
Series 1994-65, Class PK, PO, 4/25/2024	17		16
Series 2009-23, Class MI, IO, 4.50%, 4/25/2024	32		1
Series 1997-20, Class D, 7.00%, 3/17/2027	101		111
Series 1997-11, Class E, 7.00%, 3/18/2027	22		24
Series 1997-27, Class J, 7.50%, 4/18/2027	11		12
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	2,450		209
Series 1997-42, Class EG, 8.00%, 7/18/2027	152		171
Series 1997-63, Class ZA, 6.50%, 9/18/2027	106		117
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	8,599		611
Series 1998-66, Class FB, 2.78%, 12/25/2028 (l)	93		93
Series 1999-47, Class JZ, 8.00%, 9/18/2029	255		292
Series 2000-8, Class Z, 7.50%, 2/20/2030	122		138
Series 2001-36, Class ST, IF, IO, 6.07%, 11/25/2030 (l)	140		30
Series 2001-14, Class Z, 6.00%, 5/25/2031	102		110
Series 2001-16, Class Z, 6.00%, 5/25/2031	140		155
Series 2001-72, Class SB, IF, IO, 5.07%, 12/25/2031 (l)	345		55
Series 2001-81, Class HE, 6.50%, 1/25/2032	670		761
Series 2002-19, Class SC, IF, 9.92%, 3/17/2032 (l)	59		70
Series 2002-56, Class PE, 6.00%, 9/25/2032	748		840

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2002-86, Class PG, 6.00%, 12/25/2032	582	657
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	6,485	764
Series 2003-25, Class KP, 5.00%, 4/25/2033	1,754	1,914
Series 2003-22, Class Z, 6.00%, 4/25/2033	356	398
Series 2003-47, Class PE, 5.75%, 6/25/2033	447	493
Series 2003-64, Class SX, IF, 7.54%, 7/25/2033 (l)	32	37
Series 2003-91, Class SD, IF, 8.45%, 9/25/2033 (l)	8	9
Series 2003-130, Class HZ, 6.00%, 1/25/2034	12,343	14,058
Series 2004-72, Class F, 2.93%, 9/25/2034 (l)	149	149
Series 2005-19, Class PB, 5.50%, 3/25/2035	3,000	3,394
Series 2009-89, Class A1, 5.41%, 5/25/2035	831	860
Series 2005-42, Class PS, IF, 10.93%, 5/25/2035 (l)	11	13
Series 2005-51, Class MO, PO, 6/25/2035	16	16
Series 2005-53, Class CS, IF, IO, 4.27%, 6/25/2035 (l)	675	63
Series 2005-65, Class KO, PO, 8/25/2035	97	86
Series 2005-72, Class WS, IF, IO, 4.32%, 8/25/2035 (l)	343	43
Series 2005-84, Class XM, 5.75%, 10/25/2035	157	173
Series 2005-90, Class ES, IF, 10.80%, 10/25/2035 (l)	69	87
Series 2005-106, Class US, IF, 15.66%, 11/25/2035 (l)	67	93
Series 2006-9, Class KZ, 6.00%, 3/25/2036	289	318
Series 2006-22, Class AO, PO, 4/25/2036	177	157
Series 2006-27, Class OB, PO, 4/25/2036	1,085	922
Series 2006-27, Class OH, PO, 4/25/2036	73	67
Series 2006-20, Class IB, IF, IO, 4.16%, 4/25/2036 (l)	294	52
Series 2011-19, Class ZY, 6.50%, 7/25/2036	264	306
Series 2006-77, Class PC, 6.50%, 8/25/2036	325	363
Series 2006-110, PO, 11/25/2036	162	142
Series 2006-128, PO, 1/25/2037	150	130
Series 2007-10, Class Z, 6.00%, 2/25/2037	85	95
Series 2007-22, Class SC, IF, IO, 3.65%, 3/25/2037 (l)	45	2
Series 2007-54, Class IB, IF, IO, 3.98%, 6/25/2037 (l)	4,952	905
Series 2008-93, Class AM, 5.50%, 6/25/2037	77	79
Series 2007-68, Class IA, IO, 6.50%, 6/25/2037	25	3
Series 2007-109, Class YI, IF, IO, 4.02%, 12/25/2037 (l)	2,525	434
Series 2008-91, Class SI, IF, IO, 3.57%, 3/25/2038 (l)	984	107
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (l)	988	192
Series 2011-22, Class MA, 6.50%, 4/25/2038	244	251
Series 2008-62, Class SM, IF, IO, 3.77%, 7/25/2038 (l)	730	117
Series 2009-29, Class LA, 1.49%, 5/25/2039(l)	407	374
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	355	58
Series 2009-112, Class ST, IF, IO, 3.82%, 1/25/2040 (l)	549	84
Series 2009-112, Class SW, IF, IO, 3.82%, 1/25/2040 (l)	361	49
Series 2010-10, Class NT, 5.00%, 2/25/2040	1,275	1,400
Series 2010-49, Class SC, IF, 7.80%, 3/25/2040 (l)	279	325
Series 2010-35, Class SB, IF, IO, 3.99%, 4/25/2040 (l)	568	75
Series 2010-129, Class PZ, 4.50%, 11/25/2040	3,182	3,460
Series 2011-126, Class KB, 4.00%, 12/25/2041	11,439	12,398
Series 2016-33, Class JA, 3.00%, 7/25/2045	18,545	18,960
Series 2016-38, Class NA, 3.00%, 1/25/2046	13,720	13,962
Series 2007-71, Class GZ, 6.00%, 7/25/2047	183	193
Series 2019-20, Class H, 3.50%, 5/25/2049	19,971	20,323
FNMA REMIC Trust
Series 2002-W7, Class IO1, IO, 0.91%, 6/25/2029 (l)	5,672	143
Series 2001-W3, Class A, 6.02%, 9/25/2041 (l)	256	277
Series 2002-W10, IO, 0.91%, 8/25/2042 (l)	2,748	63
Series 2003-W4, Class 2A, 6.50%, 10/25/2042 (l)	101	114
Series 2004-W11, Class 1IO1, IO, 0.36%, 5/25/2044 (l)	13,202	217
FNMA STRIPS
Series 356, Class 42, IO, 5.50%, 12/25/2019	4	—	(e)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 203, Class 2, IO, 8.00%, 2/25/2023	472	49
Series 266, Class 2, IO, 7.50%, 8/25/2024	85	10
Series 313, Class 1, PO, 6/25/2031	718	640
Series 380, Class S36, IF, IO, 5.47%, 7/25/2037 (l)	179	38
Series 383, Class 68, IO, 6.50%, 9/25/2037	104	20
Series 383, Class 86, IO, 7.00%, 9/25/2037 (l)	61	12
Series 383, Class 69, IO, 6.50%, 10/25/2037 (l)	151	29
FNMA Trust
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	13	15
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	161	176
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	228	251
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	390	432
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	68	77
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	168	194
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	273	304
G2 Global Equity IA Offshore Fund Ltd. (Cayman Islands) 4.50%, 3/20/2049 (m)	20,000	20,950
G2sf, Inc. 5.00%, 8/20/2048(m)	20,000	21,266
GLS Funding III LLC 6/15/2020 ‡	43,000	43,022
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	13	13
Series 2005-AR3, Class 3A4, 3.86%, 6/19/2035 (l)	88	88
GNMA
Series 1997-7, Class ZA, 9.00%, 5/16/2027	46	46
Series 2014-60, Class W, 4.27%, 2/20/2029 (l)	1,705	1,755
Series 2002-13, Class QA, IF, IO, 5.61%, 2/16/2032 (l)	418	5
Series 2002-47, Class HM, 6.00%, 7/16/2032	12	12
Series 2002-84, Class PH, 6.00%, 11/16/2032	640	695
Series 2008-29, PO, 2/17/2033	27	27
Series 2003-18, Class PG, 5.50%, 3/20/2033	677	742
Series 2003-52, Class SB, IF, 7.28%, 6/16/2033 (l)	80	92
Series 2003-101, Class SK, IF, IO, 4.12%, 10/17/2033 (l)	1,161	143
Series 2004-2, Class SA, IF, 11.42%, 1/16/2034 (l)	239	348
Series 2004-19, Class KE, 5.00%, 3/16/2034	2,652	2,893
Series 2004-73, Class AE, IF, 9.83%, 8/17/2034 (l)	9	10
Series 2004-86, Class SP, IF, IO, 3.66%, 9/20/2034 (l)	587	61
Series 2004-90, Class SI, IF, IO, 3.66%, 10/20/2034 (l)	481	67
Series 2010-31, Class SK, IF, IO, 3.66%, 11/20/2034 (l)	311	39
Series 2004-105, Class SN, IF, IO, 3.66%, 12/20/2034 (l)	1,047	95
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	77	16
Series 2006-23, Class S, IF, IO, 4.06%, 1/20/2036 (l)	335	4
Series 2006-26, Class S, IF, IO, 4.06%, 6/20/2036 (l)	790	111
Series 2006-33, Class PK, 6.00%, 7/20/2036	248	278
Series 2009-81, Class A, 5.75%, 9/20/2036	152	167
Series 2007-7, Class EI, IF, IO, 3.76%, 2/20/2037 (l)	1,176	180
Series 2007-9, Class CI, IF, IO, 3.76%, 3/20/2037 (l)	625	86
Series 2007-17, Class JO, PO, 4/16/2037	78	66
Series 2007-16, Class KU, IF, IO, 4.21%, 4/20/2037 (l)	851	112
Series 2007-22, Class PK, 5.50%, 4/20/2037	1,038	1,170
Series 2007-26, Class SC, IF, IO, 3.76%, 5/20/2037 (l)	257	30
Series 2007-24, Class SA, IF, IO, 4.07%, 5/20/2037 (l)	1,155	198
Series 2009-16, Class SJ, IF, IO, 4.36%, 5/20/2037 (l)	1,128	148
Series 2008-34, Class OC, PO, 6/20/2037	226	196
Series 2009-106, Class XL, IF, IO, 4.31%, 6/20/2037 (l)	420	38
Series 2009-79, Class OK, PO, 11/16/2037	188	169
Series 2007-67, Class SI, IF, IO, 4.07%, 11/20/2037 (l)	227	26
Series 2008-40, Class SA, IF, IO, 3.96%, 5/16/2038 (l)	885	140
Series 2008-40, Class PS, IF, IO, 4.06%, 5/16/2038 (l)	411	49
Series 2009-77, Class CS, IF, IO, 4.56%, 6/16/2038 (l)	412	27
Series 2008-50, Class SA, IF, IO, 3.79%, 6/20/2038 (l)	1,706	275

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2008-49, Class PH, 5.25%, 6/20/2038	1,223	1,341
Series 2008-55, Class PL, 5.50%, 6/20/2038	1,114	1,245
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	490	93
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	293	47
Series 2009-72, Class SM, IF, IO, 3.81%, 8/16/2039 (l)	452	61
Series 2010-4, Class SB, IF, IO, 4.06%, 8/16/2039 (l)	151	3
Series 2010-157, Class OP, PO, 12/20/2040	466	398
Series 2015-157, Class GA, 3.00%, 1/20/2045	1,096	1,110
Series 2012-H11, Class FA, 3.19%, 2/20/2062 (l)	7,470	7,504
Series 2012-H18, Class FA, 3.04%, 8/20/2062 (l)	1,828	1,830
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2,459	2,438
Series 2013-H20, Class FB, 3.49%, 8/20/2063 (l)	6,662	6,727
Series 2013-H23, Class FA, 3.79%, 9/20/2063 (l)	8,263	8,402
Series 2015-H02, Class HA, 2.50%, 1/20/2065	4,737	4,641
Series 2015-H04, Class FL, 2.96%, 2/20/2065 (l)	8,522	8,515
Series 2015-H23, Class FB, 3.01%, 9/20/2065 (l)	7,305	7,312
Series 2015-H32, Class FH, 3.15%, 12/20/2065 (l)	6,541	6,584
Series 2016-H16, Class FD, 3.10%, 6/20/2066 (l)	11,324	11,468
Series 2016-H17, Class FC, 3.32%, 8/20/2066 (l)	7,056	7,116
Series 2016-H23, Class F, 3.24%, 10/20/2066 (l)	18,432	18,526
Series 2016-H26, Class FC, 3.49%, 12/20/2066 (l)	17,748	18,026
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067 (l)	23,389	2,844
Series 2017-H08, Class FC, 3.09%, 3/20/2067 (l)	27,043	27,144
Series 2017-H11, Class XI, IO, 2.17%, 5/20/2067 (l)	62,361	7,072
Series 2017-H14, Class XI, IO, 1.63%, 6/20/2067 (l)	24,125	2,277
Series 2017-H14, Class AI, IO, 2.03%, 6/20/2067 (l)	35,108	3,813
Series 2017-H23, Class FA, 2.97%, 10/20/2067 (l)	33,028	33,008
Series 2019-H09, Class FA, 2.98%, 5/20/2069 (l)	25,071	25,039
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	19,741	19,434
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	93	98
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	159	165
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	153	164
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	62	64
Series 2005-5F, Class 8A1, 2.93%, 6/25/2035 (l)	27	25
Series 2005-5F, Class 8A3, 2.93%, 6/25/2035 (l)	16	15
Series 2007-2F, Class 2A7, 5.75%, 2/25/2037	98	121
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 8/25/2022 (a) (c)	11,950	11,854
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	26,750	26,750
Impac CMB Trust
Series 2004-10, Class 3A1, 3.13%, 3/25/2035 (l)	566	539
Series 2004-10, Class 3A2, 3.23%, 3/25/2035 (l)	352	333
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	9	9
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	89	82
Series 2006-A2, Class 5A3, 4.63%, 11/25/2033 (l)	157	162
Series 2006-A2, Class 4A1, 4.58%, 8/25/2034 (l)	250	261
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	106	106
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	454	454
Series 2007-A1, Class 5A2, 4.68%, 7/25/2035 (l)	65	67
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.83%, 4/21/2034 (l)	50	52
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	17	17
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	2	2
Series 2004-11, Class 8A3, 5.50%, 10/25/2019	2	2
Series 2005-1, Class 5A1, 5.50%, 1/25/2020	1	1
Series 2003-7, Class 4A3, 8.00%, 11/25/2033	1	1

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	43		44
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	372		385
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	459		492
Series 2004-7, Class 30PO, PO, 8/25/2034 ‡	41		35
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	34		37
MASTR Asset Securitization Trust
Series 2004-6, Class 15PO, PO, 7/25/2019 ‡	—	(e)	—	(e)
Series 2004-6, Class 3A1, 5.25%, 7/25/2019	—	(e)	—	(e)
Series 2004-8, PO, 8/25/2019 ‡	1		1
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	86		87
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035 ‡ (a)	28		23
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 3.51%, 7/25/2029 (l)	138		138
Series 2004-D, Class A3, 4.55%, 9/25/2029 (l)	83		84
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (l)	306		330
Series 2004-7AR, Class 2A6, 4.52%, 9/25/2034 (l)	109		112
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (l)	139		139
NCUA Guaranteed Notes Trust Series 2010-R3, Class 3A, 2.40%, 12/8/2020	35		35
New Residential Mortgage Loan Trust Series 2019-RPL1, Class A1, 4.33%, 2/26/2024 (a) (c)	10,814		10,946
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	91		92
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	138		147
RALI Trust
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	2		2
Series 2004-QS3, Class CB, 5.00%, 3/25/2019	2		2
Series 2005-QS5, Class A4, 5.75%, 4/25/2035	1,852		1,760
RCO Trust Series 2017-INV1, Class A, 3.20%, 11/25/2052 (a) (l)	15,439		15,312
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	20		20
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	122		102
RFMSI Trust
Series 2005-SA4, Class 1A1, 4.01%, 9/25/2035 (l)	93		85
Series 2006-S1, Class 1A8, 5.75%, 1/25/2036	975		923
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	31		30
SART
4.75%, 7/15/2024	30,311		30,782
4.76%, 6/15/2025	41,586		42,251
Sequoia Mortgage Trust Series 2004-8, Class A2, 3.49%, 9/20/2034 (l)	459		458
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 4.40%, 10/25/2034 (l)	239		242
Structured Asset Securities Corp.
Series 2003-37A, Class 2A, 4.53%, 12/25/2033 (l)	112		114
Series 2003-37A, Class 1A, 4.66%, 12/25/2033 (l)	1,114		1,124
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-26A, Class 3A5, 4.64%, 9/25/2033 (l)	1,077		1,096
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	323		357
Series 1998-1, Class 2E, 7.00%, 3/15/2028	862		970
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	124		140
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	1		1
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	3		4
Series 2003-AR8, Class A, 4.26%, 8/25/2033 (l)	176		181
Series 2003-AR9, Class 1A6, 4.34%, 9/25/2033 (l)	121		125
Series 2004-AR3, Class A1, 4.51%, 6/25/2034 (l)	50		52
Series 2004-AR3, Class A2, 4.51%, 6/25/2034 (l)	462		475
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	549		579
Series 2004-AR11, Class A, 4.15%, 10/25/2034 (l)	412		417
Series 2005-AR2, Class 2A21, 2.76%, 1/25/2045 (l)	63		63

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035		595	579
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034		322	351
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-D, Class A1, 4.98%, 2/25/2033 (l)		251	254
Series 2003-M, Class A1, 4.90%, 12/25/2033 (l)		95	98
Series 2004-B, Class A1, 4.94%, 2/25/2034 (l)		53	55
Series 2005-AR16, Class 2A1, 5.01%, 2/25/2034 (l)		255	263
Series 2004-K, Class 1A2, 4.53%, 7/25/2034 (l)		175	180
Series 2004-Q, Class 2A2, 4.70%, 9/25/2034 (l)		75	76
Series 2004-Q, Class 1A3, 4.72%, 9/25/2034 (l)		21	22
Series 2004-U, Class A1, 4.84%, 10/25/2034 (l)		316	322
Series 2004-EE, Class 3A1, 4.77%, 12/25/2034 (l)		66	69
Series 2004-EE, Class 3A2, 4.77%, 12/25/2034 (l)		92	95
Series 2004-DD, Class 2A8, 5.01%, 1/25/2035 (l)		37	38
Series 2005-AR3, Class 1A1, 4.80%, 3/25/2035 (l)		1,306	1,361
Series 2005-9, Class 2A10, 5.25%, 10/25/2035		1,913	1,915

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $724,565)			730,612

U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FFCB
3.35%, 11/13/2025		8,000	8,544
2.50%, 7/12/2027		13,000	12,844
2.99%, 3/29/2030		7,750	7,750
FHLB
3.13%, 12/12/2025		12,000	12,670
3.25%, 6/9/2028		41,250	44,032
3.32%, 11/13/2035		19,000	20,257
5.63%, 3/14/2036		19,000	26,058
FHLMC DN, 3.53%, 3/15/2031 (o)		14,976	10,963
FNMA 5.63%, 7/15/2037		1,500	2,110
Resolution Funding Corp. STRIPS
2.11%, 7/15/2020 (o)		25,108	24,530
DN, 3.34%, 4/15/2030 (o)		43,000	32,413
3.40%, 4/15/2030 (o)		20,500	15,443
Tennessee Valley Authority 5.88%, 4/1/2036		11,713	16,114

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $219,023)			233,728

FOREIGN GOVERNMENT SECURITIES — 1.6%
Abu Dhabi Government Bond (United Arab Emirates) 4.13%, 10/11/2047 (i)		2,750	2,874
Arab Republic of Egypt (Egypt)
4.75%, 4/16/2026 (i)	EUR	1,314	1,406
7.90%, 2/21/2048 (i)		2,292	2,137
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024 (i)		2,444	2,468
Federal Republic of Nigeria (Nigeria)
6.75%, 1/28/2021 (i)		1,550	1,594
7.63%, 11/21/2025 (a)		3,630	3,798
Federative Republic of Brazil (Brazil)
4.63%, 1/13/2028		4,900	4,972
5.00%, 1/27/2045		2,300	2,137
Gabonese Republic (Gabon) 6.38%, 12/12/2024 (i)		2,500	2,384
Government of Bermuda (Bermuda)
3.72%, 1/25/2027 (i)		2,900	2,911
4.75%, 2/15/2029 (a)		4,820	5,187
Government of Dominican Republic (Dominican Republic)
6.88%, 1/29/2026 (i)		5,680	6,298
9.75%, 6/5/2026 (a)	DOP	71,550	1,416
5.95%, 1/25/2027 (i)		1,700	1,789
6.85%, 1/27/2045 (i)		2,478	2,614
Jamaica Government International Bond (Jamaica) 6.75%, 4/28/2028		2,480	2,761
Kingdom of Bahrain (Bahrain) 7.00%, 10/12/2028 (i)		2,500	2,635
Mongolia Government International Bond (Mongolia) 10.88%, 4/6/2021 (i)		2,403	2,639
Oman Government International Bond (Oman)
5.38%, 3/8/2027 (i)		200	181
5.63%, 1/17/2028 (i)		2,850	2,594
6.75%, 1/17/2048 (i)		2,375	2,013
Paraguay Government International Bond (Paraguay)
4.70%, 3/27/2027 (i)		700	731
5.40%, 3/30/2050 (a)		215	226
Province of Alberta (Canada) 3.30%, 3/15/2028		24,500	25,944
Province of Manitoba (Canada) 2.13%, 6/22/2026 (b)		1,250	1,226
Province of Nova Scotia (Canada) 9.25%, 3/1/2020		655	687

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Province of Quebec (Canada)
7.13%, 2/9/2024		2,220	2,688
6.35%, 1/30/2026		300	361
Republic of Albania (Albania) 3.50%, 10/9/2025 (a)	EUR	251	296
Republic of Angola (Angola)
7.00%, 8/17/2019 (i)		16	16
8.25%, 5/9/2028 (i)		2,470	2,482
9.38%, 5/8/2048 (i)		2,500	2,512
Republic of Argentina (Argentina)
6.88%, 4/22/2021		1,800	1,490
6.63%, 7/6/2028		5,100	3,591
8.28%, 12/31/2033		943	712
7.63%, 4/22/2046		1,000	701
Republic of Azerbaijan (Azerbaijan) 3.50%, 9/1/2032 (i)		6,610	5,972
Republic of Colombia (Colombia)
2.63%, 3/15/2023		2,700	2,647
4.50%, 3/15/2029		694	730
10.38%, 1/28/2033		370	571
5.00%, 6/15/2045		3,550	3,710
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025 (i)		2,336	2,174
7.00%, 4/4/2044 (i)		3,011	2,852
7.16%, 3/12/2045 (i)		723	693
Republic of Cote d’Ivoire (Ivory Coast) 6.13%, 6/15/2033 (i)		2,466	2,156
Republic of Croatia (Croatia)
5.50%, 4/4/2023 (i)		960	1,041
6.00%, 1/26/2024 (i)		3,840	4,308
Republic of Ecuador (Ecuador)
10.75%, 3/28/2022 (i)		2,500	2,779
7.88%, 1/23/2028 (i)		9,800	9,365
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019 (i)		1,341	1,355
7.75%, 1/24/2023 (i)		2,790	2,937
Republic of Ghana (Ghana)
7.88%, 8/7/2023 (i)		2,500	2,612
7.63%, 5/16/2029 (i)		2,400	2,286
Republic of Guatemala (Guatemala)
4.90%, 6/1/2030 (a)		690	680
6.13%, 6/1/2050 (a)		1,200	1,196
Republic of Honduras (Honduras) 7.50%, 3/15/2024 (i)		2,150	2,342
Republic of Hungary (Hungary)
5.75%, 11/22/2023		4,080	4,551
5.38%, 3/25/2024		1,970	2,180
Republic of Kenya (Kenya)
7.00%, 5/22/2027 (a)		1,320	1,300
8.00%, 5/22/2032 (a)		1,210	1,183
Republic of Lebanon (Lebanon)
6.60%, 11/27/2026 (i)		1,470	1,142
6.85%, 3/23/2027 (i)		2,463	1,914
6.65%, 11/3/2028 (i)		2,164	1,643
6.65%, 2/26/2030 (i)		1,230	904
7.25%, 3/23/2037 (i)		930	693
Republic of Macedonia (Macedonia, the Former Yugoslav Republic of)
2.75%, 1/18/2025 (i)	EUR	1,050	1,215
2.75%, 1/18/2025 (a)	EUR	423	490
Republic of Pakistan (Pakistan)
8.25%, 4/15/2024 (i)		2,500	2,661
6.88%, 12/5/2027 (i)		1,933	1,871
Republic of Panama (Panama)
3.75%, 4/17/2026 (a)		2,070	2,096
8.88%, 9/30/2027		420	586
9.38%, 4/1/2029		226	333
6.70%, 1/26/2036		430	569
Republic of Paraguay (Paraguay)
4.63%, 1/25/2023 (i)		2,700	2,791
5.00%, 4/15/2026 (i)		1,500	1,595
Republic of Peru (Peru) 5.94%, 2/12/2029 (i)	PEN	2,150	675
Republic of Philippines (Philippines)
0.88%, 5/17/2027	EUR	640	717
3.70%, 2/2/2042 (b)		2,500	2,594
Republic of Romania (Romania) 4.63%, 4/3/2049 (a)	EUR	1,100	1,329
Republic of Serbia (Serbia)
4.88%, 2/25/2020 (i)		600	606
7.25%, 9/28/2021 (i)		2,200	2,392
Republic of South Africa (South Africa)
4.88%, 4/14/2026		1,130	1,132
4.30%, 10/12/2028		2,200	2,071
5.38%, 7/24/2044		400	376
5.65%, 9/27/2047		1,500	1,440
Republic of Sri Lanka (Sri Lanka)
6.25%, 10/4/2020 (i)		3,750	3,758
6.75%, 4/18/2028 (i)		3,683	3,471
7.85%, 3/14/2029 (a)		1,190	1,190
Republic of Ukraine (Ukraine)
7.75%, 9/1/2019 (i)		3,441	3,451
7.38%, 9/25/2032 (i)		2,863	2,541
Republic of Uruguay (Uruguay)
5.10%, 6/18/2050		1,451	1,557
4.98%, 4/20/2055		3,080	3,245
Russian Federation (Russia)
12.75%, 6/24/2028 (i)		3,550	5,778
5.88%, 9/16/2043 (i)		2,400	2,768
State of Qatar (Qatar)
4.50%, 4/23/2028 (i)		2,500	2,728
5.10%, 4/23/2048 (i)		2,450	2,805
United Mexican States (Mexico) 3.75%, 1/11/2028		376	371

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $227,170)			229,589

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
LOAN ASSIGNMENTS — 0.4% (p)
Construction & Engineering — 0.1%
Tronox Finance LLC, 1st Lien Term Loan B	7,942	7,812

Containers & Packaging — 0.0% (k)
Berry Global Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.45%, 10/1/2022 (g)	600	595

Diversified Telecommunication Services — 0.0% (k)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/2/2024 (g) (q)	1,544	1,540
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.94%, 11/1/2024 (g)	773	739

		2,279

Electronic Equipment, Instruments & Components — 0.0% (k)
II-VI, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 5/8/2026 (g) (q)	1,765	1,750

Food & Staples Retailing — 0.0% (k)
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 6/22/2023 (g)	1,405	1,398
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 11/17/2025 (g)	709	704
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023 (g) (q)	5,445	2,825

		4,927

Hotels, Restaurants & Leisure — 0.1%
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 12/21/2023 (g)	6,500	6,443
MotorCity Casino aka CCM Merger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 8/6/2021 (g)	3,061	3,054

		9,497

IT Services — 0.0% (k)
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023 (g)	4,119	3,806

Leisure Products — 0.0% (k)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022 ‡ (g)	175	174

Media — 0.1%
iHeartCommunications, Inc., Term Loan D (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026 (g)	3,130	3,130
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025 (g)	2,038	2,032
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 12/27/2020 (g)	160	160
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 6/1/2023 (g)	669	666

		5,988

Oil, Gas & Consumable Fuels — 0.0% (k)
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.78%, 8/25/2023 (g)	2,223	1,830
MEG Energy Corp., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%, 4.55% Floor), 5.94%, 12/31/2023 (g)	2,959	2,950

		4,780

Pharmaceuticals — 0.0% (k)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 7.95%, 9/6/2024 (g)	634	591

Specialty Retail — 0.1%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038 ‡ (g) (r)	784	1,215
Harbor Freight Tools USA, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/18/2023 (g)	1,326	1,285
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/19/2022 (g) (q)	2,820	2,798

		5,298

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Transportation Infrastructure — 0.0% (k)
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.50%), 12.07%, 8/3/2026 (g)	2,400	1,920

TOTAL LOAN ASSIGNMENTS (Cost $49,783)		49,417

MUNICIPAL BONDS — 0.1% (s)
California — 0.0% (k)
Education — 0.0% (k)
University of California Series AD, Rev., 4.86%, 5/15/2112	774	923

General Obligation — 0.0% (k)
State of California, Various Purpose GO, 7.35%, 11/1/2039	1,980	2,974

Transportation — 0.0% (k)
City of Los Angeles, Department of Airports Series 2009C, Rev., 6.58%, 5/15/2039	1,000	1,327

Utility — 0.0% (k)
Alameda County Joint Powers Authority, Multiple Capital Projects Series 2010A, Rev., 7.05%, 12/1/2044	200	306

Total California		5,530

District of Columbia — 0.0% (k)
Water & Sewer — 0.0% (k)
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series 2014A, Rev., 4.81%, 10/1/2114	345	435

New York — 0.0% (k)
Other Revenue — 0.0% (k)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010H, Rev., 5.39%, 3/15/2040	1,165	1,465

Special Tax — 0.0% (k)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010H, Rev., 5.29%, 3/15/2033	560	663

Transportation — 0.0% (k)
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,450	1,930
Series 165, Rev., 5.65%, 11/1/2040	155	206
Series 174, Rev., 4.46%, 10/1/2062	740	875

		3,011

Total New York		5,139

Ohio — 0.1%
Education — 0.1%
Ohio State University, General Receipts
Series A, Rev., 4.80%, 6/1/2111	1,563	1,861
Rev., 5.59%, 12/1/2114	2,000	2,469

		4,330

Utility — 0.0% (k)
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,040	1,641

Total Ohio		5,971

TOTAL MUNICIPAL BONDS (Cost $14,334)		17,075

	Shares (000)
COMMON STOCKS — 0.1%
Aerospace & Defense — 0.0% (k)
Remington Outdoor Co., Inc. * ‡	15	23

Communications Equipment — 0.0%
Goodman Networks, Inc. * ‡	39	—	(e)

Diversified Financial Services — 0.0% (k)
ACC Claims Holdings LLC * ‡ (b)	1,551	16

Energy Equipment & Services — 0.0% (k)
Telford Offshore Holdings Ltd. (Cayman Islands) * ‡	34	19

Independent Power and Renewable Electricity Producers — 0.0% (k)
Vistra Energy Corp.	3	62

Media — 0.0% (k)
Clear Channel Outdoor Holdings, Inc. *	297	1,511
iHeartMedia, Inc., Class A *	15	245

		1,756

Oil, Gas & Consumable Fuels — 0.0% (k)
Penn Virginia Corp. * (b)	14	440
Penn Virginia Corp. *	8	229

		669

Pharmaceuticals — 0.1%
Advanz Pharma Corp. (Canada) *	301	4,427

Software — 0.0% (k)
Avaya Holdings Corp. * (b)	121	1,526

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Specialty Retail — 0.0% (k)
Claire’s Stores, Inc. * ‡	2	1,249

Wireless Telecommunication Services — 0.0% (k)
NII Holdings, Inc.*	68	129

TOTAL COMMON STOCKS (Cost $11,008)		9,876

	Principal Amount (000)
CONVERTIBLE BONDS — 0.0% (k)
Media — 0.0% (k)
DISH Network Corp. 3.38%, 8/15/2026	2,030	1,865

Oil, Gas & Consumable Fuels — 0.0% (k)
Whiting Petroleum Corp. 1.25%, 4/1/2020	3,082	2,984

TOTAL CONVERTIBLE BONDS (Cost $5,051)		4,849

	Shares (000)
PREFERRED STOCKS — 0.0% (k)
Automobiles — 0.0%
General Motors Co.
7.25%, 4/15/2041 ‡	21	—	(e)
7.38%, 5/15/2048 ‡	55	—	(e)
7.38%, 10/1/2051 ‡	1	—
7.25%, 2/15/2052 ‡	42	—	(e)
Motors Liquidation Co. 7.25%, 7/15/2041 ‡	1	—

		—	(e)

Communications Equipment — 0.0%
Goodman Networks, Inc. (Preference) * ‡	46	—	(e)

Specialty Retail — 0.0% (k)
Claire’s Stores, Inc. * ‡	1	1,813

TOTAL PREFERRED STOCKS (Cost $795)		1,813

	No. of Warrants (000)
WARRANTS — 0.0% (k)
Oil, Gas & Consumable Fuels — 0.0% (k)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD (Canada) *	268	15

Wireless Telecommunication Services — 0.0% (k)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD * ‡	112	1,786

TOTAL WARRANTS (Cost $1,998)		1,801

	Principal Amount (000)
SUPRANATIONAL — 0.0% (k)
African Development Bank (Supranational) 8.80%, 9/1/2019 (Cost $1,014)	1,000	1,015

	No. of Rights (000)
RIGHTS — 0.0% (k)
Independent Power and Renewable Electricity Producers — 0.0% (k)
Vistra Energy Corp., expiring 12/31/2049 * ‡ (Cost $— )	103	82

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.0%
Automobiles — 0.0%
General Motors Co.
5.25%, 3/6/2032 ‡	120	—	(e)
1.50%, 7/15/2033 ‡	385	—	(e)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $—)		—	(e)

SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (t) (u)	430,975	431,104

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.7%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56% (t) (u) (Cost $430,992)	179,021	179,038
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (t) (u)	66,800	66,800

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $245,838)		245,838

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Value (000)
Total Investments — 102.0% (Cost $14,304,300)	14,584,784
Liabilities in Excess of Other Assets — (2.0%)	(292,208)

Net Assets — 100.0%	14,292,576

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
DOP	Dominican Republic Peso
EUR	Euro
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $235,916,000.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Amount rounds to less than 0.1% of net assets.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(m)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(o)	The rate shown is the effective yield as of May 31, 2019.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	All or a portion of this security is unsettled as of May 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(r)	Fund is subject to legal or contractual restrictions on the resale of the security.
(s)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(t)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(u)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,053	09/2019	USD	440,786	1,856
U.S. Treasury 5 Year Note	4,841	09/2019	USD	568,402	4,378
U.S. Treasury 10 Year Note	1,236	09/2019	USD	156,721	1,803
U.S. Treasury Ultra Bond	1,864	09/2019	USD	328,355	10,981

					19,018

Short Contracts
U.S. Treasury 5 Year Note	(591)	09/2019	USD	(69,392)	(519)
U.S. Treasury 10 Year Note	(375)	09/2019	USD	(47,549)	(543)
U.S. Treasury 10 Year Ultra Note	(4,012)	09/2019	USD	(548,140)	(8,504)
U.S. Treasury Long Bond	(836)	09/2019	USD	(128,640)	(2,954)
U.S. Treasury Ultra Bond	(81)	09/2019	USD	(14,268)	(447)

					(12,967)

					6,051

Abbreviations

USD	United States Dollar

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	15,979	USD	17,819	Citibank, NA	6/5/2019	33
JPY	102,500	USD	943	Goldman Sachs International	6/5/2019	3
USD	18,471	EUR	16,088	Barclays Bank plc	6/5/2019	498
USD	4,667	EUR	4,059	Barclays Bank plc	6/28/2019	122
USD	729	EUR	645	BNP Paribas	6/28/2019	6
USD	581	EUR	514	State Street Corp.	6/28/2019	7

Total unrealized appreciation						669

EUR	109	USD	122	Goldman Sachs International	6/5/2019	— (a)
USD	932	JPY	102,500	State Street Corp.	6/5/2019	(14)
USD	639	EUR	572	HSBC Bank, NA	6/28/2019	(1)
USD	17,862	EUR	15,979	Citibank, NA	7/3/2019	(36)
USD	945	JPY	102,500	Goldman Sachs International	7/3/2019	(3)

Total unrealized depreciation						(54)

Net unrealized appreciation						615

Abbreviations

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.25-V2	1.00	Quarterly	6/20/2021	1.24	USD 50,000	1,705	(1,577)	128
CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.93	USD 150,000	(10,365)	2,043	(8,322)

						(8,660)	466	(8,194)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$23		$23
Communications Equipment	—	—	—	(a)	— (a)
Diversified Financial Services	—	—	16		16
Energy Equipment & Services	—	—	19		19
Specialty Retail	—	—	1,249		1,249
Other Common Stocks	8,569	—	—		8,569

Total Common Stocks	8,569	—	1,307		9,876

Convertible Preferred Stocks	—	—	—	(a)	— (a)
Preferred Stocks	—	—	1,813		1,813
Debt Securities
Asset-Backed Securities	—	1,986,267	608,880		2,595,147
Collateralized Mortgage Obligations	—	662,517	68,095		730,612
Commercial Mortgage-Backed Securities	—	1,407,032	139,107		1,546,139
Convertible Bonds	—	4,849	—		4,849
Corporate Bonds
Automobiles	—	14,761	—	(a)	14,761
Capital Markets	—	243,925	38		243,963
Communications Equipment	—	25,374	1		25,375
Electric Utilities	—	151,223	2		151,225
Media	—	185,838	—	(a)	185,838
Wireless Telecommunication Services	—	67,122	—	(a)	67,122
Other Corporate Bonds	—	3,313,064	—		3,313,064

Total Corporate Bonds	—	4,001,307	41		4,001,348

Foreign Government Securities	—	229,589	—		229,589
Mortgage-Backed Securities	—	2,300,400	—		2,300,400
Municipal Bonds	—	17,075	—		17,075
Supranational	—	1,015	—		1,015
U.S. Government Agency Securities	—	233,728	—		233,728
U.S. Treasury Obligations	—	2,184,951	—		2,184,951
Loan Assignments
Leisure Products	—	—	174		174
Specialty Retail	—	4,083	1,215		5,298
Other Loan Assignments	—	43,945	—		43,945

Total Loan Assignments	—	48,028	1,389		49,417

Rights	—	—	82		82
Warrants
Wireless Telecommunication Services	—	—	1,786		1,786
Other Warrants	—	15	—		15

Total Warrants	—	15	1,786		1,801

Short-Term Investments
Investment Companies	431,104	—	—		431,104
Investment of cash collateral from securities loaned	245,838	—	—		245,838

Total Investments in Securities	$685,511	$13,076,773	$822,500		$14,584,784

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$669	$—		$669
Futures Contracts	19,018	—	—		19,018
Swaps	—	2,043	—		2,043

Total Appreciation in Other Financial Instruments	$19,018	$2,712	$—		$21,730

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(54)	$—		$(54)
Futures Contracts	(12,967)	—	—		(12,967)
Swaps	—	(1,577)	—		(1,577)

Total Depreciation in Other Financial Instruments	$(12,967)	$(1,631)	$—		$(14,598)

(a)	Amount rounds to less than one thousand.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Asset-Backed Securities	$559,416		$125	$(8,428)	$(76)	$46,174	$(60,551)	$72,220	$—	$608,880
Collateralized Mortgage Obligations	47,167		—	235	— (a)	50,079	(29,386)	—	—	68,095
Commercial Mortgage — Backed Securities	139,135		—	3,141	(228)	3,562	(6,503)	—	—	139,107
Common Stockss — Aerospace & Defense	27		—	(4)	—	—	—	—	—	23
Common Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Diversified Financial Services	16		—	—	—	—	—	—	—	16
Common Stocks — Energy Equipment & Services	42		—	(23)	—	—	—	—	—	19
Common Stocks — Pharmaceuticals	4,899		—	(1,427)	—	—	(3,472)	—	—	—
Common Stocks — Specialty Retail	1,528		—	(279)	—	—	—	—	—	1,249
Convertible Preferred Stocks-Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Capital Markets	75		—	— (a)	— (a)	—	(37)	—	—	38
Corporate Bonds — Communications Equipment	1		—	—	—	—	—	—	—	1
Corporate Bonds — Electric Utilities	18		—	(16)	—	—	—	—	—	2
Corporate Bonds — Media	—		—	— (a)	—	—	—	—	—	—	(a)
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)
Loan Assignments — Leisure Products	173		—	—	—	1	—	—	—	174
Loan Assignments — Specialty Retail	1,176		—	39	—	—	—	—	—	1,215
Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Specialty Retail	1,711		—	102	—	—	—	—	—	1,813
Rights-Independent Power and Renewable Electricity Producers	80		—	2	—	—	—	—	—	82
Warrants — Wireless Telecommunication Services	—		—	(212)	—	1,998	—	—	—	1,786

Total	$755,464		$125	$(6,870)	$(304)	$101,814	$(99,949)	$72,220	$—	$822,500

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $7,858,000.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$16		Terms of Exchange Offer	Expected Recovery	$0.01 ($0.01)
	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stock	16

	—	(d)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(d)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stock	—	(d)

	38		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% (4.49%)
				Liquidity Discount	0.125% (0.125%)
	1		Pending Distribution Amount	Discount for potential outcome (e)	99.99% - 100.00% (99.99%)

Corporate Bond	39

	449,960		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (14.80%)
				Constant Default Rate	0.00% - 30.00% (0.10%)
				Yield (Discount Rate of Cash Flows)	2.63% - 10.00% (4.05%)

Asset-Backed Securities	449,960

	135		Discounted Cash Flow	Constant Prepayment Rate	2.69% - 17.10% (10.52%)
				Constant Default Rate	0.00% - 2.16% (2.04%)
				Yield (Discount Rate of Cash Flows)	1.75% - 9.00% (2.95%)

Collateralized Mortgage Obligations	135

	101,289		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.57%)
				Yield (Discount Rate of Cash Flows)	1.75% - 7.14% (4.45%)

Collateralized Mortgage-Backed Securities	101,289

Total	$551,439

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31 2019, the value of these investments was approximately $271,061,000. The inputs for these investments are not readily available or cannot be reasonably estimated and genearally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Amount rounds to less than one thousand.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a) (b)	$400,553	$1,103,294	$1,072,738	$(1)	$(4)	$431,104	$430,975	$3,758	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56% (a) (b)	169,038	158,000	148,000	24	(24)	179,038	179,021	1,137	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (a) (b)	57,912	212,025	203,137	—	—	66,800	66,800	281	—

Total	$627,503	$1,473,319	$1,423,875	$23	$(28)	$676,942		$5,176	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 26.1%
U.S. Treasury Bonds
8.00%, 11/15/2021	3,635	4,159
7.25%, 8/15/2022	3,935	4,585
7.13%, 2/15/2023	2,500	2,963
5.25%, 11/15/2028	20,000	25,320
3.75%, 11/15/2043	45,000	54,905
3.00%, 5/15/2045	31,000	33,631
2.75%, 11/15/2047	35,000	36,218
U.S. Treasury Inflation Indexed Bonds
1.38%, 2/15/2044	27,500	34,299
U.S. Treasury Notes
1.13%, 4/30/2020	50,000	49,488
2.63%, 11/15/2020	30,000	30,244
2.75%, 8/15/2021	10,000	10,176
2.00%, 11/30/2022	25,000	25,078
2.13%, 11/30/2023	40,000	40,333
2.25%, 11/15/2024	10,000	10,143
2.13%, 5/15/2025	10,000	10,074
2.00%, 8/15/2025	20,000	19,997
1.63%, 2/15/2026	20,000	19,506
2.25%, 8/15/2027	10,000	10,124
U.S. Treasury STRIPS Bonds 2.16%, 5/15/2020(a)	72,500	71,019

TOTAL U.S. TREASURY OBLIGATIONS (Cost $472,446)		492,262

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.4%
FHLMC REMIC
Series 2841, Class AT, 4.00%, 8/15/2019	4	4
Series 2931, Class QD, 4.50%, 2/15/2020	96	96
Series 1343, Class LA, 8.00%, 8/15/2022	12	13
Series 1367, Class K, 5.50%, 9/15/2022	80	83
Series 2688, Class DG, 4.50%, 10/15/2023	239	244
Series 1785, Class A, 6.00%, 10/15/2023	760	796
Series 1591, Class E, 10.00%, 10/15/2023	15	15
Series 1633, Class Z, 6.50%, 12/15/2023	130	136
Series 1694, Class PK, 6.50%, 3/15/2024	83	88
Series 3798, Class AY, 3.50%, 1/15/2026	3,504	3,589
Series 3809, Class BC, 3.50%, 2/15/2026	2,893	2,966
Series 4181, Class VA, 3.00%, 5/15/2026	2,313	2,350
Series 3188, Class GE, 6.00%, 7/15/2026	1,087	1,185
Series 3926, Class MW, 4.50%, 9/15/2026	6,351	6,781
Series 1999, Class PU, 7.00%, 10/15/2027	52	57
Series 2031, Class PG, 7.00%, 2/15/2028	114	128
Series 2035, Class PC, 6.95%, 3/15/2028	345	381
Series 2064, Class PD, 6.50%, 6/15/2028	216	242
Series 2095, Class PE, 6.00%, 11/15/2028	180	197
Series 4066, Class VB, 3.50%, 1/15/2029	4,651	4,851
Series 4050, Class VE, 4.00%, 1/15/2029	5,000	5,264
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,512
Series 4336, Class YB, 3.00%, 5/15/2029	2,624	2,658
Series 2152, Class BD, 6.50%, 5/15/2029	89	97
Series 2162, Class TH, 6.00%, 6/15/2029	406	444
Series 4002, Class MV, 4.00%, 1/15/2030	11,674	11,913
Series 3737, Class DG, 5.00%, 10/15/2030	2,151	2,251
Series 3981, Class PA, 3.00%, 4/15/2031	10,369	10,314
Series 2367, Class ME, 6.50%, 10/15/2031	252	278
Series 2647, Class A, 3.25%, 4/15/2032	123	127
Series 2480, Class EJ, 6.00%, 8/15/2032	312	332
Series 4156, Class SB, IF, 2.48%, 1/15/2033(b)	1,692	1,671
Series 4170, Class TS, IF, 2.34%, 2/15/2033(b)	3,868	3,773
Series 4186, Class JE, 2.00%, 3/15/2033	13,716	13,754
Series 4188, Class JG, 2.00%, 4/15/2033	8,904	8,808
Series 4206, Class DA, 2.00%, 5/15/2033	6,567	6,485
Series 2611, Class QZ, 5.00%, 5/15/2033	4,105	4,495
Series 2882, Class QD, 4.50%, 7/15/2034	438	452
Series 2927, Class GA, 5.50%, 10/15/2034	310	318
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	6,315
Series 2915, Class MU, 5.00%, 1/15/2035	2,260	2,507
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,564

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4458, Class BW, 3.00%, 4/15/2035	10,000	10,092
Series 3085, Class VS, IF, 18.96%, 12/15/2035(b)	355	549
Series 3181, Class OP, PO, 7/15/2036	1,216	1,056
Series 4867, Class WF, 2.90%, 4/15/2037(b)	14,183	14,132
Series 3413, Class B, 5.50%, 4/15/2037	346	373
Series 3325, Class JL, 5.50%, 6/15/2037	3,451	3,822
Series 3341, Class PE, 6.00%, 7/15/2037	2,426	2,704
Series 4365, Class HZ, 3.00%, 1/15/2040	6,378	6,401
Series 3699, Class QH, 5.50%, 7/15/2040	3,248	3,463
Series 4047, Class PB, 3.50%, 1/15/2041	12,000	12,571
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	4,578
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	5,105
Series 4039, Class SA, IF, IO, 4.06%, 5/15/2042(b)	8,103	1,472
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	6,734
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	3,274
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	3,019
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	5,282
Series 4594, Class GN, 2.50%, 2/15/2045	3,942	3,934
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	6,571
FHLMC STRIPS
Series 155, IO, 7.00%, 11/1/2023	14	2
Series 264, Class 30, 3.00%, 7/15/2042	11,123	11,259
Series 267, Class 30, 3.00%, 8/15/2042	6,425	6,450
FHLMC Structured Pass-Through Securities Certificates
Series T-54, Class 2A, 6.50%, 2/25/2043	1,357	1,597
Series T-56, Class APO, PO, 5/25/2043	709	649
Series T-51, Class 1A, 6.50%, 9/25/2043(b)	1,175	1,367
FNMA Grantor Trust
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	309	351
FNMA REMIC
Series G92-35, Class EB, 7.50%, 7/25/2022	3	3
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1	1
Series 1993-146, Class E, PO, 5/25/2023	31	29
Series 1993-110, Class H, 6.50%, 5/25/2023	40	43
Series 1993-217, Class H, PO, 8/25/2023	8	8
Series 2012-63, Class VA, 4.00%, 8/25/2023	11,359	11,687
Series 1993-205, Class H, PO, 9/25/2023	6	6
Series 1993-228, Class G, PO, 9/25/2023	7	7
Series 1993-155, Class PJ, 7.00%, 9/25/2023	578	618
Series 2003-128, Class DY, 4.50%, 1/25/2024	1,040	1,070
Series 1994-51, Class PV, 6.00%, 3/25/2024	671	707
Series 1994-37, Class L, 6.50%, 3/25/2024	167	177
Series 2010-117, Class DY, 4.50%, 10/25/2025	5,000	5,316
Series 2010-155, Class B, 3.50%, 1/25/2026	4,274	4,442
Series 1998-58, Class PC, 6.50%, 10/25/2028	413	455
Series 2000-8, Class Z, 7.50%, 2/20/2030	162	184
Series 2002-92, Class FB, 3.08%, 4/25/2030(b)	354	358
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	227	45
Series 2003-67, Class SA, HB, IF, 29.71%, 10/25/2031(b)	79	106
Series 2011-145, Class PB, 3.50%, 1/25/2032	11,500	12,058
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,856
Series 2003-21, Class PZ, 4.50%, 3/25/2033	1,964	2,059
Series 2013-106, Class PY, 3.00%, 10/25/2033	5,300	5,388
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,922
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,764
Series 2004-46, Class QD, IF, 14.28%, 3/25/2034(b)	499	601
Series 2004-54, Class FL, 2.83%, 7/25/2034(b)	889	891
Series 2015-11, Class AQ, 3.00%, 3/25/2035	6,000	5,998
Series 2005-22, Class EH, 5.00%, 4/25/2035	3,823	4,217
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	4,198

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2009-89, Class A1, 5.41%, 5/25/2035	332		344
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653		4,707
Series 2015-51, Class LY, 3.00%, 7/25/2035	4,429		4,457
Series 2006-3, Class SB, IF, IO, 4.27%, 7/25/2035(b)	2,108		191
Series 2005-58, Class EP, 5.50%, 7/25/2035	495		536
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,879		5,905
Series 2005-83, Class LA, 5.50%, 10/25/2035	700		766
Series 2005-116, Class PC, 6.00%, 1/25/2036	3,190		3,494
Series 2006-51, Class FP, 2.78%, 3/25/2036(b)	3,695		3,696
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491		4,778
Series 2006-81, Class FA, 2.78%, 9/25/2036(b)	49		49
Series 2006-110, PO, 11/25/2036	499		438
Series 2007-76, Class PE, 6.00%, 8/25/2037	1,467		1,681
Series 2012-47, Class QE, 4.00%, 5/25/2038	3,743		3,769
Series 2010-47, Class MB, 5.00%, 9/25/2039	3,774		4,147
Series 2010-68, Class EP, 4.50%, 12/25/2039	2,222		2,332
Series 2010-11, Class CB, 4.50%, 2/25/2040	334		354
Series 2010-4, Class SL, IF, 6.12%, 2/25/2040(b)	46		60
Series 2012-60, Class EP, 3.00%, 4/25/2042	3,674		3,732
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566		6,084
Series 2012-141, Class PB, 2.50%, 12/25/2042	1,400		1,322
Series 2012-139, Class JA, 3.50%, 12/25/2042	6,406		6,691
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897		12,112
Series 2016-45, Class PC, 3.00%, 9/25/2045	11,774		11,966
Series 2016-38, Class NA, 3.00%, 1/25/2046	13,529		13,768
FNMA REMIC Trust
Series 1999-W4, Class A9, 6.25%, 2/25/2029	90		97
Series 2002-W7, Class A4, 6.00%, 6/25/2029	949		1,056
Series 2003-W1, Class 1A1, 5.35%, 12/25/2042(b)	515		555
Series 2003-W1, Class 2A, 5.86%, 12/25/2042(b)	278		305
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	1,684		1,942
Series 2009-W1, Class A, 6.00%, 12/25/2049	847		961
FNMA STRIPS
Series 278, Class 3, 3.51%, 11/25/2023(b)	228		231
Series 278, Class 1, 3.36%, 8/25/2025(b)	711		723
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	3,285		3,549
Series 2008-15, Class NB, 4.50%, 2/20/2038	495		529
Series 2008-40, Class SA, IF, IO, 3.96%, 5/16/2038(b)	2,933		463
Series 2009-42, Class TX, 4.50%, 6/20/2039	9,576		10,383
Series 2009-69, Class WM, 5.50%, 8/20/2039	2,496		2,772
Series 2011-29, Class Z, 5.00%, 5/20/2040	15,093		17,345

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $432,689)			441,845

MORTGAGE-BACKED SECURITIES — 18.0%
FHLMC
Pool # 420166, ARM, 5.96%, 1/1/2020(b)	—	(c)	—	(c)
Pool # 611141, ARM, 4.63%, 1/1/2027(b)	51		53
Pool # 846812, ARM, 4.74%, 4/1/2030(b)	5		5
Pool # 390257, ARM, 2.30%, 7/1/2030(b)	1		1
Pool # 1G2627, ARM, 4.65%, 3/1/2037(b)	503		525
FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	95		99
FHLMC Gold Pools, 30 Year
Pool # A00948, 9.00%, 1/1/2021	—	(c)	—	(c)
Pool # A01017, 9.00%, 6/1/2021	—	(c)	—	(c)
Pool # A01093, 9.00%, 7/1/2021	—	(c)	—	(c)
Pool # C00078, 9.00%, 11/1/2021	—	(c)	—	(c)
Pool # C80091, 6.50%, 1/1/2024	26		29
Pool # G00229, 8.50%, 5/1/2024	13		14

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # C00354, 8.50%, 7/1/2024	12		14
Pool # C00376, 8.00%, 11/1/2024	10		11
Pool # C00418, 7.00%, 8/1/2025	4		4
Pool # C00414, 7.50%, 8/1/2025	12		13
Pool # D63303, 7.00%, 9/1/2025	5		5
Pool # G00981, 8.50%, 7/1/2028	18		21
Pool # C22459, 6.50%, 2/1/2029	6		6
Pool # C00742, 6.50%, 4/1/2029	119		135
Pool # C00785, 6.50%, 6/1/2029	35		39
Pool # C47318, 7.00%, 9/1/2029	329		363
Pool # C01292, 6.00%, 2/1/2032	44		50
Pool # A16155, 5.50%, 11/1/2033	80		86
Pool # C03589, 4.50%, 10/1/2040	752		804
Pool # G61334, 4.00%, 3/1/2047	6,387		6,679
Pool # Q54902, 4.00%, 3/1/2048	11,931		12,374
Pool # Q54950, 4.00%, 3/1/2048	9,431		9,845
Pool # Q59727, 4.00%, 11/1/2048	14,870		15,661
FNMA
Pool # 620061, ARM, 2.21%, 11/1/2027(b)	22		22
Pool # 89406, ARM, 2.32%, 6/1/2029(b)	9		9
Pool # 563497, ARM, 2.21%, 11/1/2040(b)	19		19
FNMA, Other
Pool # AL1463, 3.12%, 1/1/2022	6,329		6,459
Pool # AL1353, 3.26%, 1/1/2022	7,586		7,819
Pool # AM8674, 2.81%, 4/1/2025	6,500		6,673
Pool # AM4660, 3.77%, 12/1/2025	4,307		4,626
Pool # AN0571, 3.10%, 1/1/2026	6,500		6,781
Pool # AL8963, 2.97%, 5/1/2026	4,733		4,906
Pool # AN2493, 2.36%, 8/1/2026	4,000		3,995
Pool # AM7199, 3.30%, 11/1/2026	3,000		3,175
Pool # AL9769, 2.63%, 12/1/2026	6,788		6,885
Pool # AN4635, 3.01%, 2/1/2027	6,832		7,099
Pool # FN0040, 2.97%, 6/1/2027	5,178		5,301
Pool # AN6800, 2.97%, 9/1/2027	3,450		3,558
Pool # AN6825, 2.80%, 10/1/2027	4,000		4,075
Pool # AN9486, 3.57%, 6/1/2028	12,449		13,310
Pool # 405220, 6.00%, 9/1/2028	20		22
Pool # BL0550, 3.77%, 11/1/2028	2,660		2,875
Pool # AN8493, 3.30%, 2/1/2030	4,980		5,243
Pool # BM5425, 3.16%, 3/1/2030	5,000		5,188
GNMA I, 30 Year
Pool # 306081, 9.00%, 8/15/2021	51		53
Pool # 780284, 9.00%, 12/15/2021	5		5
Pool # 321560, 8.00%, 7/15/2022	3		3
Pool # 337141, 7.50%, 8/15/2022	7		7
Pool # 339969, 7.00%, 12/15/2022	—	(c)	—	(c)
Pool # 332022, 7.00%, 1/15/2023	3		3
Pool # 346214, 7.00%, 1/15/2023	1		1
Pool # 346572, 7.00%, 5/15/2023	1		1
Pool # 348677, 6.50%, 6/15/2023	—	(c)	—	(c)
Pool # 349788, 6.50%, 6/15/2023	1		1
Pool # 358801, 7.50%, 6/15/2023	14		15
Pool # 359588, 7.50%, 6/15/2023	9		9
Pool # 322200, 6.50%, 7/15/2023	9		10
Pool # 346673, 7.00%, 7/15/2023	6		6
Pool # 354538, 7.00%, 7/15/2023	—	(c)	—	(c)
Pool # 357782, 7.00%, 7/15/2023	2		1
Pool # 360889, 7.00%, 7/15/2023	2		2
Pool # 344505, 6.50%, 8/15/2023	4		4
Pool # 356717, 6.50%, 8/15/2023	3		3
Pool # 345375, 6.50%, 9/15/2023	17		19

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 345391, 6.50%, 10/15/2023	3		4
Pool # 354681, 8.00%, 10/15/2023	10		10
Pool # 369356, 6.50%, 11/15/2023	2		2
Pool # 370927, 6.50%, 11/15/2023	—	(c)	—	(c)
Pool # 346944, 6.50%, 12/15/2023	1		1
Pool # 349265, 6.50%, 12/15/2023	9		10
Pool # 365740, 6.50%, 12/15/2023	1		1
Pool # 369830, 6.50%, 12/15/2023	2		2
Pool # 370289, 6.50%, 12/15/2023	1		1
Pool # 354747, 6.50%, 2/15/2024	106		116
Pool # 362341, 6.50%, 2/15/2024	27		30
Pool # 370338, 6.50%, 2/15/2024	1		1
Pool # 380818, 6.50%, 2/15/2024	—	(c)	—	(c)
Pool # 379328, 7.00%, 3/15/2024	5		5
Pool # 391552, 7.00%, 3/15/2024	42		42
Pool # 379001, 7.00%, 4/15/2024	33		35
Pool # 403212, 8.00%, 9/15/2024	8		8
Pool # 780029, 9.00%, 11/15/2024	7		7
Pool # 401860, 7.50%, 6/15/2025	1		1
Pool # 377557, 8.00%, 7/15/2025	8		9
Pool # 422308, 7.50%, 3/15/2026	18		18
Pool # 412644, 8.00%, 7/15/2026	26		28
Pool # 436445, 8.00%, 8/15/2026	—	(c)	—	(c)
Pool # 432398, 7.50%, 3/15/2027	15		15
Pool # 462562, 7.50%, 2/15/2028	66		69
Pool # 472679, 7.00%, 6/15/2028	1		1
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	16		18
Pool # 2344, 8.00%, 12/20/2026	25		28
Pool # 2512, 8.00%, 11/20/2027	55		61
UMBS, 15 Year Pool # MA0512, 4.00%, 9/1/2025	1,038		1,072
UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	158		167
UMBS, 30 Year
Pool # 50318, 10.00%, 7/1/2020	—	(c)	—	(c)
Pool # 190257, 7.00%, 2/1/2024	18		20
Pool # 315500, 7.00%, 8/1/2025	18		19
Pool # 250575, 6.50%, 6/1/2026	17		19
Pool # 483802, 5.50%, 2/1/2029	213		234
Pool # 524949, 7.50%, 3/1/2030	15		16
Pool # 545639, 6.50%, 4/1/2032	183		211
Pool # 702435, 5.50%, 5/1/2033	892		981
Pool # 709441, 5.50%, 7/1/2033	426		474
Pool # 730711, 5.50%, 8/1/2033	529		588
Pool # 743127, 5.50%, 10/1/2033	444		497
Pool # 747628, 5.00%, 11/1/2033	994		1,080
Pool # 753662, 5.50%, 12/1/2033	693		772
Pool # 755615, 5.50%, 1/1/2034	762		850
Pool # 811755, 7.00%, 3/1/2035	1,535		1,841
Pool # 845834, 5.50%, 10/1/2035	405		439
Pool # 888201, 5.50%, 2/1/2036	195		214
Pool # 831409, 5.50%, 4/1/2036	790		882
Pool # 867420, 5.50%, 5/1/2036	425		474
Pool # 745802, 6.00%, 7/1/2036	859		978
Pool # 969708, 4.50%, 3/1/2038	155		165
Pool # AE1216, 3.50%, 1/1/2041	1,387		1,426
Pool # AE1260, 3.50%, 8/1/2041	697		716
Pool # AB5378, 3.50%, 5/1/2042	2,720		2,795
Pool # AO6710, 4.00%, 6/1/2042	4,499		4,739
Pool # AR5147, 3.00%, 3/1/2043	2,610		2,634

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AT8192, 4.00%, 6/1/2043	3,271	3,404
Pool # AS1112, 4.00%, 11/1/2043	6,111	6,397
Pool # BM1109, 4.00%, 10/1/2044	5,183	5,481
Pool # AS4073, 4.00%, 12/1/2044	2,479	2,594
Pool # AL8660, 4.00%, 6/1/2045	7,701	8,144
Pool # AS5648, 3.50%, 7/1/2045	2,703	2,775
Pool # AS6208, 3.50%, 10/1/2045	1,785	1,834
Pool # AS6344, 3.50%, 12/1/2045	3,477	3,569
Pool # BM5560, 4.00%, 1/1/2046	15,547	16,368
Pool # AL8030, 4.00%, 2/1/2046	5,104	5,375
Pool # AX5520, 3.00%, 5/1/2046	1,183	1,194
Pool # AX5546, 3.00%, 9/1/2046	1,715	1,730
Pool # AX5547, 3.50%, 9/1/2046	2,751	2,823
Pool # BM3744, 4.00%, 3/1/2047	16,066	16,978
Pool # BM1049, 4.00%, 4/1/2047	20,393	21,352
Pool # CA0411, 4.00%, 9/1/2047	10,399	10,997
Pool # CA0861, 3.50%, 11/1/2047	5,543	5,687
Pool # BJ1666, 4.00%, 12/1/2047	11,278	11,744
Pool # BM3477, 4.00%, 1/1/2048	8,888	9,288
Pool # CA1006, 4.00%, 1/1/2048	11,554	12,117
Pool # CA1361, 3.50%, 2/1/2048	4,344	4,456
Pool # BD9074, 3.50%, 3/1/2048	1,839	1,887
Pool # BJ4640, 4.00%, 3/1/2048	4,874	5,075
Pool # BD9078, 4.00%, 4/1/2048	2,949	3,091
Pool # BD9077, 3.50%, 5/1/2048	1,364	1,399
Pool # BD9083, 4.00%, 7/1/2048	3,724	3,904

TOTAL MORTGAGE-BACKED SECURITIES (Cost $331,969)		339,508

U.S. GOVERNMENT AGENCY SECURITIES — 13.7%
FFCB
5.75%, 5/11/2026	10,000	12,247
5.75%, 12/7/2028	12,824	16,383
FNMA
10.87%, 10/9/2019(a)	30,000	29,740
6.25%, 5/15/2029	10,000	13,410
DN, 4.81%, 5/15/2030(a)	10,000	7,509
FNMA STRIPS
15.93%, 5/29/2026(a)	9,200	7,766
2.51%, 10/8/2027(a)	8,000	6,478
Resolution Funding Corp. STRIPS
3.76%, 10/15/2019(a)	60,673	60,123
2.29%, 7/15/2020(a)	57,000	55,688
2.06%, 10/15/2020(a)	18,300	17,789
2.45%, 1/15/2021(a)	5,000	4,832
DN, 18.33%, 4/15/2028(a)	15,000	12,044
DN, 5.45%, 1/15/2030(a)	15,700	11,926
DN, 17.67%, 4/15/2030(a)	5,000	3,769

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $243,059)		259,704

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.5%
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	5,145	5,230
Series K046, Class A2, 3.21%, 3/25/2025	6,026	6,280
Series K048, Class A2, 3.28%, 6/25/2025(b)	6,500	6,800
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,629
Series K052, Class A2, 3.15%, 11/25/2025	6,716	7,002
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,844
Series K069, Class A2, 3.19%, 9/25/2027(b)	3,000	3,128
Series K087, Class A1, 3.59%, 10/25/2027	5,507	5,826
Series W5FX, Class AFX, 3.21%, 4/25/2028(b)	3,436	3,553
Series K081, Class A2, 3.90%, 8/25/2028(b)	9,055	9,941
Series K088, Class A2, 3.69%, 1/25/2029	8,700	9,434
Series K-1511, Class A1, 3.28%, 10/25/2030	10,000	10,384
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	10,634
Series Q007, Class APT2, 3.33%, 10/25/2047(b)	9,571	9,830

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K734, Class A2, 3.21%, 2/25/2051	7,000	7,300
Series K078, Class A2, 3.85%, 6/25/2051	5,779	6,327
Series K086, Class A1, 3.67%, 11/25/2051	2,804	2,975
Series K086, Class A2, 3.86%, 11/25/2051(b)	7,320	8,016
FNMA ACES
Series 2015-M13, Class A2, 2.71%, 6/25/2025(b)	4,464	4,524
Series 2016-M1, Class A2, 2.94%, 1/25/2026(b)	19,357	19,800
Series 2017-M3, Class A2, 2.48%, 12/25/2026(b)	6,000	5,943
Series 2017-M4, Class A2, 2.59%, 12/25/2026(b)	6,387	6,369
Series 2017-M7, Class A2, 2.96%, 2/25/2027(b)	4,394	4,483
Series 2017-M8, Class A2, 3.06%, 5/25/2027(b)	12,000	12,412
Series 2018-M4, Class A2, 3.04%, 3/25/2028(b)	15,000	15,434
Series 2019-M1, Class A2, 3.56%, 9/25/2028(b)	10,615	11,368
Series 2019-M2, Class A2, 3.63%, 11/25/2028(b)	13,500	14,537
Series 2019-M5, Class A2, 3.27%, 1/25/2029	8,720	9,129
Series 2019-M4, Class A2, 3.61%, 2/25/2031	7,500	8,036
FNMA Grantor Trust
Series 2017-T1, Class A, 2.90%, 6/25/2027	19,012	19,213

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $247,163)		254,381

FOREIGN GOVERNMENT SECURITIES — 0.4%
Israel Government AID Bond (Israel) Zero Coupon, 9/15/2019 (Cost $7,475)	7,527	7,477

	Shares (000)
SHORT-TERM INVESTMENTS — 4.1%
INVESTMENT COMPANIES — 4.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(d)(e) (Cost $77,214)	77,214	77,214

Total Investments — 99.2% (Cost $1,812,015)		1,872,391
Other Assets Less Liabilities — 0.8%		15,094

Net Assets — 100.0%		1,887,485

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
(a)	The rate shown is the effective yield as of May 31, 2019.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$77,214	$1,795,177	$—	$1,872,391

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(a)(b)	$171,369	$135,492	$229,647	$—	$—	$77,214	77,214	$720	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 85.0%
Aerospace & Defense — 1.9%
Arconic, Inc.
5.13%, 10/1/2024	12,295	12,495
5.90%, 2/1/2027	10,825	11,420
6.75%, 1/15/2028	10,659	11,146
5.95%, 2/1/2037	7,024	7,028
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	17,317	16,879
6.13%, 1/15/2023(a)	18,005	17,504
7.50%, 12/1/2024(a)	17,210	16,909
7.50%, 3/15/2025(a)	31,132	30,189
7.88%, 4/15/2027(a)	19,377	18,596
TransDigm, Inc. 6.25%, 3/15/2026(a)	27,207	27,751

		169,917

Air Freight & Logistics — 0.5%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	19,701	19,844
6.75%, 8/15/2024(a)	20,399	20,960

		40,804

Airlines — 0.3%
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	7,401	7,484
United Continental Holdings, Inc.
5.00%, 2/1/2024	13,195	13,360
4.88%, 1/15/2025	8,059	7,999

		28,843

Auto Components — 2.1%
Allison Transmission, Inc. 4.75%, 10/1/2027(a)	9,665	9,266
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	43,066	41,494
6.25%, 3/15/2026	21,558	20,480
6.50%, 4/1/2027	26,915	25,435
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026(b)	27,135	24,931
4.88%, 3/15/2027	25,501	22,887
Icahn Enterprises LP
5.88%, 2/1/2022	13,347	13,464
6.25%, 2/1/2022	4,999	5,093
6.75%, 2/1/2024	7,819	8,014
6.38%, 12/15/2025	8,515	8,558
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	9,354	9,541

		189,163

Automobiles — 0.2%
General Motors Co.
7.70%, 4/15/2016‡(c)	25,800	—	(d)
7.40%, 9/1/2025‡(c)	9,300	—	(d)
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(a)	23,821	19,533
Motors Liquidation Co.
8.25%, 7/15/2023‡(c)	20,000	—	(d)
0.00%, 6/15/2024‡(c)	12,550	—	(d)
6.75%, 5/1/2028‡(c)(e)	10,255	—	(d)
0.00%, 7/15/2033‡(c)	34,006	—	(d)
7.75%, 3/15/2036‡(c)	3,415	—	(d)
7.38%, 5/23/2048‡(c)	6,000	—	(d)

		19,533

Banks — 2.0%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(f)(g)(h)	12,527	13,421
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	12,285	13,268
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(f)(g)(h)	6,252	6,267
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.67%), 8.00%, 6/15/2024(f)(g)(h)	10,787	10,995
4.38%, 9/11/2024	3,035	3,050
5.20%, 5/12/2026	13,815	14,124
4.84%, 5/9/2028	7,420	7,393
CIT Group, Inc.
4.75%, 2/16/2024	9,529	9,803
5.25%, 3/7/2025	9,518	10,055
6.13%, 3/9/2028	9,479	10,427
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(f)(g)(h)	5,195	5,325
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(f)(g)(h)	7,565	8,085
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(f)(g)(h)	9,417	10,496
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 5.80%), 7.50%, 8/10/2020(f)(g)(h)	14,572	14,841
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(f)(g)(h)	4,790	5,053
6.13%, 12/15/2022	20,784	22,105
6.00%, 12/19/2023	4,697	5,012
Societe Generale SA (France) (USD Swap Semi 5 Year + 6.24%), 7.38%, 9/13/2021(a)(f)(g)(h)	8,360	8,574

		178,294

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Building Products — 0.5%
Standard Industries, Inc.
6.00%, 10/15/2025(a)	17,125	17,660
5.00%, 2/15/2027(a)	7,805	7,620
4.75%, 1/15/2028(a)	7,965	7,616
Summit Materials LLC
6.13%, 7/15/2023	6,330	6,377
5.13%, 6/1/2025(a)	7,220	7,094

		46,367

Capital Markets — 0.3%
LPL Holdings, Inc. 5.75%, 9/15/2025(a)	13,342	13,376
MSCI, Inc.
5.75%, 8/15/2025(a)	1,700	1,772
5.38%, 5/15/2027(a)	11,145	11,716

		26,864

Chemicals — 1.8%
Chemours Co. (The) 7.00%, 5/15/2025	17,952	17,952
CVR Partners LP 9.25%, 6/15/2023(a)	63,760	65,673
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	5,657	5,148
Ingevity Corp. 4.50%, 2/1/2026(a)	4,582	4,376
Koppers, Inc. 6.00%, 2/15/2025(a)	3,723	3,497
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	7,690	7,209
5.00%, 5/1/2025(a)	19,535	18,021
5.25%, 6/1/2027(a)	6,906	6,302
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	20,274	18,804
Tronox Finance plc 5.75%, 10/1/2025(a)	14,372	13,007
Tronox, Inc. 6.50%, 4/15/2026(a)	5,307	4,982

		164,971

Commercial Services & Supplies — 2.3%
ADT Security Corp. (The)
4.13%, 6/15/2023	19,411	18,804
4.88%, 7/15/2032(a)	5,600	4,634
Brink’s Co. (The) 4.63%, 10/15/2027(a)	9,545	9,235
Covanta Holding Corp.
5.88%, 3/1/2024	5,940	6,089
5.88%, 7/1/2025	4,292	4,383
Garda World Security Corp. (Canada)
7.25%, 11/15/2021(a)	3,003	2,996
8.75%, 5/15/2025(a)	67,930	64,873
Harland Clarke Holdings Corp. 8.38%, 8/15/2022(a)	3,000	2,550
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065(a)(g)	10,594	7,628
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	9,567	9,317
Nielsen Finance LLC 5.00%, 4/15/2022(a)	7,019	6,959
Pitney Bowes, Inc.
4.95%, 4/1/2023(i)	9,673	8,971
4.63%, 3/15/2024	2,169	1,922
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	10,744	11,254
5.25%, 4/15/2024(a)	10,745	10,544
5.75%, 4/15/2026(a)	32,275	31,872
Quad/Graphics, Inc. 7.00%, 5/1/2022	3,650	3,741

		205,772

Communications Equipment — 1.1%
Avaya, Inc. 7.00%, 4/1/2019‡(a)(c)	23,379	2
CommScope Technologies LLC
6.00%, 6/15/2025(a)	14,206	12,892
5.00%, 3/15/2027(a)	7,470	6,349
CommScope, Inc.
5.00%, 6/15/2021(a)	5,880	5,843
5.50%, 3/1/2024(a)	9,652	9,748
5.50%, 6/15/2024(a)	9,665	8,989
6.00%, 3/1/2026(a)	13,040	13,040
8.25%, 3/1/2027(a)	11,215	11,103
Goodman Networks, Inc. 8.00%, 5/11/2022	4,776	2,293
Nokia OYJ (Finland)
3.38%, 6/12/2022	3,713	3,694
4.38%, 6/12/2027	6,523	6,393
6.63%, 5/15/2039	3,179	3,382
Plantronics, Inc. 5.50%, 5/31/2023(a)	17,709	17,554

		101,282

Construction & Engineering — 0.6%
AECOM 5.13%, 3/15/2027	22,838	22,424
MasTec, Inc. 4.88%, 3/15/2023	22,728	22,955
Tutor Perini Corp. 6.88%, 5/1/2025(a)	5,506	5,314

		50,693

Construction Materials — 1.0%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025(a)	1,785	1,812
6.13%, 5/5/2025(a)	33,890	35,059
7.75%, 4/16/2026(a)	49,975	53,259

		90,130

Consumer Finance — 2.0%
Ally Financial, Inc.
5.13%, 9/30/2024	18,294	19,140
4.63%, 3/30/2025	6,817	6,970
5.75%, 11/20/2025	12,389	13,256
8.00%, 11/1/2031	8,769	11,115
Credit Acceptance Corp. 6.63%, 3/15/2026(a)	8,750	9,078
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	22,013	18,161
FirstCash, Inc. 5.38%, 6/1/2024(a)	6,313	6,376

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.85%, 12/21/2065(a)(g)	26,531	19,898
Springleaf Finance Corp.
7.75%, 10/1/2021	4,017	4,318
6.13%, 5/15/2022	10,500	10,973
5.63%, 3/15/2023	25,658	26,422
6.13%, 3/15/2024	870	903
6.88%, 3/15/2025	13,890	14,476
7.13%, 3/15/2026	14,719	15,382
6.63%, 1/15/2028	4,875	4,936

		181,404

Containers & Packaging — 1.5%
Ardagh Packaging Finance plc (Ireland)
7.25%, 5/15/2024(a)	25,100	26,136
6.00%, 2/15/2025(a)	25,575	25,324
Berry Global Escrow Corp. 5.63%, 7/15/2027(a)	6,455	6,503
Berry Global, Inc. 5.13%, 7/15/2023	2,450	2,468
BWAY Holding Co. 5.50%, 4/15/2024(a)	8,759	8,563
Crown Americas LLC
4.75%, 2/1/2026	3,250	3,268
4.25%, 9/30/2026	7,310	7,072
Greif, Inc. 6.50%, 3/1/2027(a)	16,025	16,105
Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026(a)	5,924	6,043
OI European Group BV 4.00%, 3/15/2023(a)	5,307	5,214
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/2022(a)	2,890	2,933
5.88%, 8/15/2023(a)	7,360	7,692
5.38%, 1/15/2025(a)	7,150	7,204
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	4,361	4,368
6.87%, 2/15/2021(i)	728	729
Sealed Air Corp.
5.13%, 12/1/2024(a)	4,517	4,653
5.50%, 9/15/2025(a)	1,686	1,749

		136,024

Distributors — 0.3%
Global Partners LP
6.25%, 7/15/2022	7,245	7,245
7.00%, 6/15/2023	11,990	12,155
Univar USA, Inc. 6.75%, 7/15/2023(a)	8,580	8,687

		28,087

Diversified Consumer Services — 0.3%
Service Corp. International
8.00%, 11/15/2021	10,675	11,662
5.38%, 5/15/2024	1,625	1,666
4.63%, 12/15/2027	1,800	1,802
5.13%, 6/1/2029	2,905	2,955
Sotheby’s 4.88%, 12/15/2025(a)	14,005	13,375

		31,460

Diversified Financial Services — 0.9%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	14,183	12,765
CNG Holdings, Inc.
9.38%, 5/15/2020(a)	26,446	26,479
12.50%, 6/15/2024(a)	26,775	25,704
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(a)	8,673	8,742
8.25%, 11/15/2026(a)	8,677	8,633

		82,323

Diversified Telecommunication Services — 6.8%
Altice France SA (France)
6.25%, 5/15/2024(a)	8,302	8,416
7.38%, 5/1/2026(a)	27,202	26,573
8.13%, 2/1/2027(a)	13,201	13,185
CCO Holdings LLC
5.13%, 2/15/2023	1,550	1,562
5.88%, 4/1/2024(a)	61,233	63,299
5.75%, 2/15/2026(a)	44,185	45,842
5.50%, 5/1/2026(a)	17,813	18,243
5.13%, 5/1/2027(a)	12,476	12,484
5.00%, 2/1/2028(a)	6,455	6,390
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	13,225	13,456
Series W, 6.75%, 12/1/2023	7,213	7,549
Series Y, 7.50%, 4/1/2024	7,240	7,729
5.63%, 4/1/2025	8,071	7,788
Series G, 6.88%, 1/15/2028	4,143	3,998
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)(b)	15,773	13,525
8.00%, 10/15/2025(a)	4,529	3,884
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(a)	14,740	15,779
Embarq Corp. 8.00%, 6/1/2036	67,915	62,991
Frontier Communications Corp.
10.50%, 9/15/2022	11,179	8,091
7.13%, 1/15/2023	3,700	2,257
11.00%, 9/15/2025	23,604	14,871
8.50%, 4/1/2026(a)	18,475	17,736
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	33,943	30,464
8.00%, 2/15/2024(a)	23,895	24,875
8.50%, 10/15/2024(a)	42,308	41,144
9.75%, 7/15/2025(a)	12,059	12,240
Level 3 Financing, Inc.
5.63%, 2/1/2023	3,886	3,901
5.13%, 5/1/2023	6,713	6,707
5.38%, 1/15/2024	4,985	4,997
5.38%, 5/1/2025	22,477	22,505
5.25%, 3/15/2026	3,480	3,470

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Qwest Corp. 6.88%, 9/15/2033	11,216	11,215
Sprint Capital Corp. 8.75%, 3/15/2032	24,597	28,225
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	11,421	10,993
6.00%, 9/30/2034	2,690	2,508
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	7,490	7,405
Virgin Media Finance plc (United Kingdom) 5.25%, 2/15/2022‡	8,595	8,749
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026(a)	12,374	12,312
5.50%, 5/15/2029(a)	5,620	5,585
Windstream Services LLC 8.63%, 10/31/2025(a)(b)(i)	5,370	5,357

		618,300

Electric Utilities — 0.3%
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)	7,448	7,402
4.50%, 9/15/2027(a)	1,828	1,773
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	8,975	8,919
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020‡(c)	153,570	49
11.50%, 10/1/2020‡(c)	15,375	61
Vistra Operations Co. LLC 5.50%, 9/1/2026(a)	12,717	13,016

		31,220

Electrical Equipment — 0.6%
Sensata Technologies BV 4.88%, 10/15/2023(a)	10,483	10,667
Vertiv Group Corp. 9.25%, 10/15/2024(a)	42,246	41,612

		52,279

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC
5.00%, 9/1/2023	1,603	1,621
5.50%, 12/1/2024	3,001	3,125
5.00%, 9/1/2025	1,788	1,808

		6,554

Energy Equipment & Services — 2.5%
CSI Compressco LP 7.50%, 4/1/2025(a)	11,112	10,862
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	11,113	9,974
5.70%, 10/15/2039	5,383	3,337
Ensco Rowan plc 5.75%, 10/1/2044	11,646	6,755
Nabors Industries, Inc. 5.75%, 2/1/2025	14,728	11,980
Noble Holding International Ltd.
7.75%, 1/15/2024	1,381	1,081
7.95%, 4/1/2025(i)	1,667	1,283
7.88%, 2/1/2026(a)	6,914	5,981
6.20%, 8/1/2040	6,316	3,805
5.25%, 3/15/2042	4,925	2,721
Oceaneering International, Inc. 6.00%, 2/1/2028	6,505	6,359
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	1,292	1,150
7.13%, 1/15/2026(a)	13,637	12,955
SESI LLC 7.75%, 9/15/2024	2,763	1,824
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	38,253	36,753
Telford Offshore Ltd. (United Arab Emirates) Series B, 12.00% (Blend (cash 4.00% + PIK 8%)), 2/12/2024(j)	7,331	3,487
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)	3,434	3,567
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	16,716	16,904
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	18,068	18,587
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	5,605	5,661
Transocean, Inc.
9.00%, 7/15/2023(a)	11,325	11,636
7.25%, 11/1/2025(a)	5,570	5,180
7.50%, 1/15/2026(a)	12,393	11,572
7.50%, 4/15/2031	12,570	10,370
6.80%, 3/15/2038	8,554	6,180
9.35%, 12/15/2041(i)	14,557	12,847
USA Compression Partners LP
6.88%, 4/1/2026	3,310	3,393
6.88%, 9/1/2027(a)	1,248	1,274

		227,478

Entertainment — 1.3%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	16,614	15,098
5.88%, 11/15/2026	7,249	6,348
6.13%, 5/15/2027	12,794	11,211
Cinemark USA, Inc. 4.88%, 6/1/2023	9,979	10,021
Netflix, Inc.
4.38%, 11/15/2026	1,716	1,671
4.88%, 4/15/2028	5,445	5,378
5.88%, 11/15/2028	16,769	17,607
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(g)	26,455	26,157
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(g)	12,465	12,683
WMG Acquisition Corp. 5.50%, 4/15/2026(a)	15,586	15,703

		121,877

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(a)	20,145	20,422
Equinix, Inc.
5.38%, 1/1/2022	4,415	4,514
5.38%, 4/1/2023	4,333	4,391
5.75%, 1/1/2025	4,171	4,308
5.88%, 1/15/2026	1,656	1,735
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	11,673	11,673
Iron Mountain, Inc.
5.75%, 8/15/2024	18,906	18,755
4.88%, 9/15/2027(a)	18,765	17,639
5.25%, 3/15/2028(a)	13,661	12,910
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027(a)	7,738	7,970

		104,317

Food & Staples Retailing — 1.4%
Albertsons Cos. LLC
6.63%, 6/15/2024	43,748	44,186
5.75%, 3/15/2025	21,380	20,636
7.50%, 3/15/2026(a)	22,109	23,104
New Albertsons LP
7.75%, 6/15/2026	1,778	1,671
6.63%, 6/1/2028	3,704	3,185
7.45%, 8/1/2029	6,888	6,440
8.70%, 5/1/2030	14,901	14,827
8.00%, 5/1/2031	16,139	15,171

		129,220

Food Products — 2.0%
B&G Foods, Inc. 5.25%, 4/1/2025	11,149	10,780
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	5,259	5,324
Dean Foods Co. 6.50%, 3/15/2023(a)	9,024	5,189
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	16,796	16,124
JBS USA LUX SA
5.88%, 7/15/2024(a)	30,331	31,216
5.75%, 6/15/2025(a)	7,974	8,154
6.75%, 2/15/2028(a)	18,098	19,281
6.50%, 4/15/2029(a)	28,521	29,947
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	26,385	26,715
5.88%, 9/30/2027(a)	10,700	10,763
Post Holdings, Inc. 5.00%, 8/15/2026(a)	18,275	17,978

		181,471

Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	9,132	9,281
5.88%, 8/20/2026	4,381	4,534
5.75%, 5/20/2027	7,858	8,055

		21,870

Health Care Equipment & Supplies — 0.4%
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(a)	4,360	4,464
Hologic, Inc. 4.38%, 10/15/2025(a)	8,062	7,971
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)	9,330	5,942
Teleflex, Inc.
5.25%, 6/15/2024	9,186	9,416
4.88%, 6/1/2026	8,750	8,881

		36,674

Health Care Providers & Services — 6.2%
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023	13,098	13,114
6.50%, 3/1/2024	8,830	8,985
Centene Corp.
4.75%, 5/15/2022	2,630	2,656
6.13%, 2/15/2024	13,415	14,004
4.75%, 1/15/2025	16,681	16,889
5.38%, 6/1/2026(a)	4,659	4,832
Community Health Systems, Inc.
5.13%, 8/1/2021	9,612	9,396
6.25%, 3/31/2023	25,441	24,225
8.63%, 1/15/2024(a)	18,227	18,227
8.13%, 6/30/2024(a)	28,322	20,958
8.00%, 3/15/2026(a)	10,400	9,948
DaVita, Inc.
5.75%, 8/15/2022	2,500	2,522
5.13%, 7/15/2024	35,993	35,082
5.00%, 5/1/2025	13,730	12,975
Encompass Health Corp. 5.75%, 11/1/2024	7,994	8,036
Envision Healthcare Corp. 8.75%, 10/15/2026(a)(b)	23,035	19,407
HCA Healthcare, Inc. 6.25%, 2/15/2021	11,585	12,078
HCA, Inc.
7.50%, 2/15/2022	18,718	20,496
5.88%, 5/1/2023	25,295	26,860
5.38%, 2/1/2025	46,185	48,274
5.88%, 2/15/2026	19,145	20,294
5.63%, 9/1/2028	3,468	3,614
5.88%, 2/1/2029	6,475	6,872
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	40,040	39,840
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(a)(j)	11,501	11,299
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(b)	32,813	27,050
Tenet Healthcare Corp.
6.00%, 10/1/2020	4,995	5,131
4.50%, 4/1/2021	14,531	14,604
4.38%, 10/1/2021	13,138	13,239
8.13%, 4/1/2022	10,407	10,846
4.63%, 7/15/2024	18,012	17,881
5.13%, 5/1/2025	27,491	27,285
6.25%, 2/1/2027(a)	17,467	17,816
WellCare Health Plans, Inc. 5.25%, 4/1/2025	17,691	17,929

		562,664

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health Care Technology — 0.2%
IQVIA, Inc.
4.88%, 5/15/2023(a)	7,035	7,114
5.00%, 10/15/2026(a)	1,660	1,689
5.00%, 5/15/2027(a)	9,589	9,727

		18,530

Hotels, Restaurants & Leisure — 4.5%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(a)	13,190	13,025
Boyd Gaming Corp.
6.88%, 5/15/2023	5,363	5,530
6.38%, 4/1/2026	6,134	6,319
6.00%, 8/15/2026	10,372	10,450
Boyne USA, Inc. 7.25%, 5/1/2025(a)	15,620	16,870
CCM Merger, Inc. 6.00%, 3/15/2022(a)	6,013	6,163
Chukchansi Economic Development Authority 9.75%, 5/30/2020(a)(c)	20,268	11,147
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	12,674	11,942
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	26,137	27,379
Eldorado Resorts, Inc.
7.00%, 8/1/2023	3,340	3,457
6.00%, 4/1/2025	22,591	22,960
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	27,408	28,915
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	28,218	29,276
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	10,019	10,432
International Game Technology plc 6.50%, 2/15/2025(a)	21,904	23,109
IRB Holding Corp. 6.75%, 2/15/2026(a)	28,065	27,363
Jack Ohio Finance LLC
6.75%, 11/15/2021(a)	12,805	13,105
10.25%, 11/15/2022(a)	7,490	8,033
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(a)	19,131	19,801
MGM Resorts International 5.75%, 6/15/2025	11,562	12,126
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	6,386	6,435
Scientific Games International, Inc.
10.00%, 12/1/2022	11,927	12,515
5.00%, 10/15/2025(a)	22,361	22,026
8.25%, 3/15/2026(a)	4,422	4,447
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	8,663	8,912
Station Casinos LLC 5.00%, 10/1/2025(a)	9,447	9,093
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(a)	8,381	8,506
VOC Escrow Ltd. 5.00%, 2/15/2028(a)	8,343	8,103
Wyndham Destinations, Inc.
5.40%, 4/1/2024(i)	5,108	5,216
6.35%, 10/1/2025(i)	5,186	5,510
5.75%, 4/1/2027(i)	4,556	4,579

		402,744

Household Durables — 1.0%
Lennar Corp.
5.88%, 11/15/2024	21,775	23,109
4.75%, 5/30/2025	6,275	6,338
5.25%, 6/1/2026	6,783	6,995
5.00%, 6/15/2027	1,770	1,783
Mattamy Group Corp. (Canada) 6.88%, 12/15/2023(a)	8,448	8,694
Tempur Sealy International, Inc.
5.63%, 10/15/2023	21,613	21,831
5.50%, 6/15/2026	8,958	8,981
Toll Brothers Finance Corp.
5.63%, 1/15/2024	5,085	5,346
4.88%, 11/15/2025	2,530	2,571
4.35%, 2/15/2028	915	870

		86,518

Household Products — 0.4%
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	9,456	8,180
Spectrum Brands, Inc.
6.13%, 12/15/2024	12,694	12,980
5.75%, 7/15/2025	17,621	17,884

		39,044

Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp.
5.50%, 2/1/2024	5,015	4,858
5.75%, 1/15/2025	14,721	14,246
5.25%, 6/1/2026(a)	18,108	17,725
Clearway Energy Operating LLC
5.75%, 10/15/2025(a)	3,850	3,840
5.00%, 9/15/2026	10,543	10,174
NRG Energy, Inc.
7.25%, 5/15/2026	10,280	11,089
6.63%, 1/15/2027	18,745	19,940
5.75%, 1/15/2028	9,134	9,556
Talen Energy Supply LLC 6.50%, 6/1/2025	16,470	14,000
Vistra Energy Corp. 5.88%, 6/1/2023	14,480	14,770

		120,198

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Insurance — 0.4%
CNO Financial Group, Inc. 5.25%, 5/30/2025	12,933	13,386
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	9,007	9,128
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	7,307	9,061

		31,575

Interactive Media & Services — 0.2%
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)(b)	20,783	18,029

IT Services — 1.3%
Alliance Data Systems Corp. 5.38%, 8/1/2022(a)	24,746	24,963
Banff Merger Sub, Inc. 9.75%, 9/1/2026(a)	22,912	21,423
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)	9,191	9,202
Exela Intermediate LLC 10.00%, 7/15/2023(a)	34,990	27,730
First Data Corp. 5.75%, 1/15/2024(a)	15,615	15,978
Gartner, Inc. 5.13%, 4/1/2025(a)	4,515	4,549
Zayo Group LLC
6.00%, 4/1/2023	8,791	9,020
6.38%, 5/15/2025	8,650	8,898

		121,763

Leisure Products — 0.5%
Mattel, Inc.
3.15%, 3/15/2023	5,095	4,687
6.75%, 12/31/2025(a)	42,843	42,188

		46,875

Machinery — 0.7%
Amsted Industries, Inc. 5.63%, 7/1/2027(a)	5,426	5,467
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(a)	8,695	8,945
Colfax Corp.
6.00%, 2/15/2024(a)	14,375	14,854
6.38%, 2/15/2026(a)	3,452	3,607
Novelis Corp.
6.25%, 8/15/2024(a)	8,435	8,625
5.88%, 9/30/2026(a)	7,125	6,942
Stevens Holding Co., Inc. 6.13%, 10/1/2026(a)	5,154	5,360
Tennant Co. 5.63%, 5/1/2025	9,503	9,622

		63,422

Media — 7.8%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	11,572	11,761
7.50%, 5/15/2026(a)	17,610	17,302
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(a)	20,513	20,872
7.63%, 2/15/2025(a)	11,597	10,678
10.50%, 5/15/2027(a)	17,358	17,361
AMC Networks, Inc.
5.00%, 4/1/2024	8,820	8,785
4.75%, 8/1/2025	7,443	7,276
Cablevision Systems Corp.
8.00%, 4/15/2020	24,654	25,394
5.88%, 9/15/2022	7,880	8,153
Clear Channel Communication 9.00%, 12/15/2019‡(c)	4,957	—	(d)
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	20,665	21,073
Series B, 6.50%, 11/15/2022	16,700	17,034
9.25%, 2/15/2024(a)	59,013	63,126
CSC Holdings LLC
6.75%, 11/15/2021	10,435	11,126
5.38%, 7/15/2023(a)	16,203	16,446
5.25%, 6/1/2024	16,776	16,907
7.75%, 7/15/2025(a)	2,545	2,707
6.63%, 10/15/2025(a)	13,040	13,672
5.50%, 5/15/2026(a)	23,333	23,676
5.50%, 4/15/2027(a)	17,930	18,236
5.38%, 2/1/2028(a)	12,670	12,702
7.50%, 4/1/2028(a)	16,235	17,290
6.50%, 2/1/2029(a)	9,572	10,119
DISH DBS Corp.
5.13%, 5/1/2020	2,480	2,492
6.75%, 6/1/2021	46,480	47,991
5.88%, 7/15/2022	8,464	8,318
5.00%, 3/15/2023	8,629	8,090
Entercom Media Corp.
7.25%, 11/1/2024(a)	10,265	10,496
6.50%, 5/1/2027(a)	7,050	7,156
Getty Images, Inc. 9.75%, 3/1/2027(a)	1,622	1,654
Gray Television, Inc.
5.13%, 10/15/2024(a)	7,380	7,415
5.88%, 7/15/2026(a)	8,360	8,577
7.00%, 5/15/2027(a)	17,122	18,136
iHeartCommunications, Inc.
6.38%, 5/1/2026	9,656	10,030
8.38%, 5/1/2027	24,772	25,917
Liberty Interactive LLC 8.25%, 2/1/2030	13,255	13,321
Nexstar Broadcasting, Inc.
5.88%, 11/15/2022	5,169	5,258
5.63%, 8/1/2024(a)	6,040	6,085
Outfront Media Capital LLC
5.25%, 2/15/2022	2,184	2,204
5.63%, 2/15/2024	3,651	3,741
5.88%, 3/15/2025	10,319	10,448
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	6,945	7,247
Sinclair Television Group, Inc. 5.63%, 8/1/2024(a)	15,403	15,557

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sirius XM Radio, Inc.
4.63%, 5/15/2023(a)	8,799	8,860
6.00%, 7/15/2024(a)	3,490	3,587
5.38%, 4/15/2025(a)	16,355	16,470
5.38%, 7/15/2026(a)	8,620	8,682
5.00%, 8/1/2027(a)	7,738	7,622
TEGNA, Inc.
6.38%, 10/15/2023	12,135	12,439
5.50%, 9/15/2024(a)	3,835	3,897
Unitymedia GmbH (Germany) 6.13%, 1/15/2025(a)	5,202	5,337
Univision Communications, Inc.
5.13%, 5/15/2023(a)	4,380	4,139
5.13%, 2/15/2025(a)	6,060	5,550
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	10,622	10,755
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	7,067	7,352
5.13%, 4/15/2027(a)	3,415	3,432
Ziggo Bond Co. BV (Netherlands) 5.88%, 1/15/2025(a)	14,520	14,411
Ziggo BV (Netherlands) 5.50%, 1/15/2027(a)	2,775	2,706

		707,068

Metals & Mining — 1.8%
AK Steel Corp.
6.38%, 10/15/2025	11,954	9,085
7.00%, 3/15/2027(b)	11,923	9,196
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	9,912	10,110
Allegheny Technologies, Inc.
5.95%, 1/15/2021	4,755	4,718
7.88%, 8/15/2023(i)	1,650	1,732
Big River Steel LLC 7.25%, 9/1/2025(a)	7,540	7,842
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(a)	4,720	4,696
5.75%, 3/1/2025	2,169	2,115
Coeur Mining, Inc. 5.88%, 6/1/2024	4,717	4,123
Commercial Metals Co.
4.88%, 5/15/2023	5,918	5,859
5.38%, 7/15/2027	4,415	4,037
Constellium NV
5.75%, 5/15/2024(a)	855	861
5.88%, 2/15/2026(a)	3,490	3,438
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(a)	8,395	8,416
5.13%, 5/15/2024(a)	4,365	4,379
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	12,530	12,252
3.88%, 3/15/2023	9,290	8,946
4.55%, 11/14/2024	5,710	5,510
5.40%, 11/14/2034	4,841	4,309
Hecla Mining Co. 6.88%, 5/1/2021	15,716	14,655
Hudbay Minerals, Inc. (Canada)
7.25%, 1/15/2023(a)	2,360	2,378
7.63%, 1/15/2025(a)	4,620	4,585
Kaiser Aluminum Corp. 5.88%, 5/15/2024	4,155	4,228
Northwest Acquisitions ULC 7.13%, 11/1/2022(a)	4,291	3,336
Steel Dynamics, Inc.
5.25%, 4/15/2023	2,505	2,533
4.13%, 9/15/2025	9,440	9,286
United States Steel Corp.
6.88%, 8/15/2025	2,327	2,007
6.25%, 3/15/2026	13,791	11,338

		165,970

Multiline Retail — 0.2%
Cumberland Farms, Inc. 6.75%, 5/1/2025(a)	3,761	3,902
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(a)	21,677	11,055

		14,957

Oil, Gas & Consumable Fuels — 8.3%
Aker BP ASA (Norway)
6.00%, 7/1/2022(a)	1,916	1,964
5.88%, 3/31/2025(a)	10,135	10,616
Antero Resources Corp.
5.13%, 12/1/2022	6,390	6,326
5.63%, 6/1/2023	1,819	1,799
Athabasca Oil Corp. (Canada), 9.88%, 2/24/2022(a)	2,290	2,153
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024(a)	2,694	2,526
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	9,877	9,655
Bruin E&P Partners LLC 8.88%, 8/1/2023(a)	5,121	4,596
Buckeye Partners LP
5.60%, 10/15/2044	3,000	2,643
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(g)	7,625	6,233
California Resources Corp. 8.00%, 12/15/2022(a)(b)	6,218	4,337
Callon Petroleum Co.
6.13%, 10/1/2024	5,448	5,380
6.38%, 7/1/2026	2,667	2,594
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(b)	15,843	14,635
Centennial Resource Production LLC 6.88%, 4/1/2027(a)	4,456	4,423
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024	13,135	14,642
5.88%, 3/31/2025	9,955	10,685
Cheniere Energy Partners LP
5.25%, 10/1/2025	6,240	6,229
5.63%, 10/1/2026(a)	6,500	6,581
Chesapeake Energy Corp.
7.00%, 10/1/2024	7,983	7,265
8.00%, 1/15/2025	3,448	3,172
8.00%, 6/15/2027	19,579	17,327
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)	6,717	6,700

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CNX Midstream Partners LP 6.50%, 3/15/2026(a)	3,481	3,272
Comstock Resources, Inc. 9.75%, 8/15/2026	4,167	3,209
Crestwood Midstream Partners LP
6.25%, 4/1/2023(i)	3,385	3,413
5.75%, 4/1/2025	9,449	9,520
5.63%, 5/1/2027(a)	3,670	3,597
DCP Midstream Operating LP
3.88%, 3/15/2023	20,210	19,957
6.75%, 9/15/2037(a)	10,266	10,574
Delek Logistics Partners LP 6.75%, 5/15/2025	18,721	18,627
Denbury Resources, Inc. 9.25%, 3/31/2022(a)	8,243	7,954
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(f)(g)(h)	14,202	11,646
4.40%, 4/1/2024	6,212	6,103
4.15%, 6/1/2025	7,808	7,476
4.85%, 7/15/2026	3,700	3,626
5.60%, 4/1/2044	2,641	2,324
EP Energy LLC
9.38%, 5/1/2024(a)	6,216	1,950
8.00%, 11/29/2024(a)(b)	11,348	7,036
8.00%, 2/15/2025(a)	15,015	4,561
7.75%, 5/15/2026(a)	14,275	12,098
Extraction Oil & Gas, Inc.
7.38%, 5/15/2024(a)	3,994	3,435
5.63%, 2/1/2026(a)	1,344	1,055
Genesis Energy LP
6.75%, 8/1/2022	5,275	5,249
6.00%, 5/15/2023	7,230	6,983
5.63%, 6/15/2024	7,665	7,205
Hilcorp Energy I LP
5.00%, 12/1/2024(a)	6,540	6,328
5.75%, 10/1/2025(a)	1,750	1,719
6.25%, 11/1/2028(a)	9,002	9,013
Holly Energy Partners LP 6.00%, 8/1/2024(a)	9,241	9,541
Martin Midstream Partners LP 7.25%, 2/15/2021	17,907	17,370
Matador Resources Co. 5.88%, 9/15/2026	7,410	7,336
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	5,947	5,248
7.00%, 3/31/2024(a)	6,885	6,145
6.50%, 1/15/2025(a)	3,622	3,485
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(j)	20,758	21,381
NuStar Logistics LP
6.00%, 6/1/2026	5,434	5,420
5.63%, 4/28/2027	11,004	10,674
Oasis Petroleum, Inc.
6.88%, 1/15/2023	3,224	3,095
6.25%, 5/1/2026(a)	14,403	12,747
PBF Holding Co. LLC
7.00%, 11/15/2023	4,224	4,309
7.25%, 6/15/2025	16,205	16,448
PBF Logistics LP 6.88%, 5/15/2023	6,058	6,119
PDC Energy, Inc.
6.13%, 9/15/2024	5,184	5,002
5.75%, 5/15/2026	2,078	1,927
Peabody Energy Corp.
6.00%, 3/31/2022(a)	5,828	5,784
6.38%, 3/31/2025(a)	2,490	2,416
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(f)(g)(h)	14,435	13,388
QEP Resources, Inc.
5.38%, 10/1/2022	3,506	3,366
5.25%, 5/1/2023	4,482	4,201
5.63%, 3/1/2026	7,275	6,584
SemGroup Corp.
5.63%, 7/15/2022	11,605	11,489
5.63%, 11/15/2023	7,817	7,426
6.38%, 3/15/2025	1,671	1,604
7.25%, 3/15/2026	9,339	9,106
SM Energy Co.
6.75%, 9/15/2026	6,688	5,972
6.63%, 1/15/2027	7,195	6,332
Southwestern Energy Co.
6.20%, 1/23/2025(i)	2,078	1,932
7.50%, 4/1/2026	1,635	1,569
SRC Energy, Inc. 6.25%, 12/1/2025	6,665	6,236
Summit Midstream Holdings LLC
5.50%, 8/15/2022	4,249	4,111
5.75%, 4/15/2025	12,188	10,817
Sunoco LP
4.88%, 1/15/2023	7,282	7,338
5.50%, 2/15/2026	5,151	5,203
6.00%, 4/15/2027(a)	13,462	13,676
5.88%, 3/15/2028	2,342	2,377
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)	10,615	10,827
Targa Resources Partners LP
5.25%, 5/1/2023	1,857	1,863
5.13%, 2/1/2025	20,242	20,293
5.88%, 4/15/2026	3,771	3,898
5.38%, 2/1/2027	5,550	5,578
6.50%, 7/15/2027(a)	5,050	5,259
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	6,240	6,037
6.63%, 6/15/2025(a)(i)	2,300	2,375
5.00%, 1/31/2028(a)	12,579	12,092
TransMontaigne Partners LP 6.13%, 2/15/2026	5,535	5,369
Tullow Oil plc (Ghana) 7.00%, 3/1/2025(a)	20,000	19,948
Ultra Resources, Inc. 9.00%, 7/12/2024	41,054	17,448

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Unit Corp. 6.63%, 5/15/2021	14,056	13,213
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	20,964	20,623
Whiting Petroleum Corp. 6.63%, 1/15/2026	7,824	7,149

		749,557

Paper & Forest Products — 0.2%
Clearwater Paper Corp.
4.50%, 2/1/2023	9,437	8,824
5.38%, 2/1/2025(a)	14,431	12,843

		21,667

Personal Products — 0.1%
Revlon Consumer Products Corp. 6.25%, 8/1/2024	14,738	9,690

Pharmaceuticals — 2.2%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024	13,968	13,165
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	11,608	12,551
8.50%, 1/31/2027(a)	8,402	8,820
Bausch Health Cos., Inc.
6.50%, 3/15/2022(a)	5,959	6,161
5.50%, 3/1/2023(a)	684	685
5.88%, 5/15/2023(a)	14,976	15,010
7.00%, 3/15/2024(a)	14,801	15,458
6.13%, 4/15/2025(a)	20,975	20,513
5.50%, 11/1/2025(a)	8,525	8,557
9.00%, 12/15/2025(a)	30,067	32,360
5.75%, 8/15/2027(a)	5,138	5,196
7.00%, 1/15/2028(a)	8,548	8,446
7.25%, 5/30/2029(a)	9,419	9,357
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(a)	13,670	13,533
Endo Dac
6.00%, 7/15/2023(a)	15,585	11,199
5.88%, 10/15/2024(a)	6,003	5,703
6.00%, 2/1/2025(a)(i)	8,650	5,752
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	5,067	4,902

		197,368

Professional Services — 0.1%
AMN Healthcare, Inc. 5.13%, 10/1/2024(a)	4,500	4,466

Real Estate Management & Development — 0.2%
Highland Ranch 6.70%, 9/1/2020‡	4,761	4,761
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	9,041	8,997

		13,758

Road & Rail — 1.4%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	6,626	6,825
5.25%, 3/15/2025(a)	19,683	18,945
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023(a)	2,253	2,340
5.13%, 10/1/2023(a)	23,194	24,006
5.25%, 5/15/2024(a)	6,131	6,369
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022(a)	6,404	6,413
5.00%, 8/1/2024(a)	12,285	12,288
Hertz Corp. (The)
7.38%, 1/15/2021	7,802	7,763
7.63%, 6/1/2022(a)	9,668	9,801
5.50%, 10/15/2024(a)	7,532	6,266
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023(a)	9,813	9,923
5.50%, 2/15/2024(a)	17,686	18,567

		129,506

Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027(a)	13,326	12,726
NXP BV (Netherlands) 4.13%, 6/1/2021(a)	4,027	4,089
Qorvo, Inc. 5.50%, 7/15/2026(a)	13,057	13,286
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	3,282	3,413

		33,514

Software — 1.5%
Camelot Finance SA 7.88%, 10/15/2024(a)	10,535	10,917
CDK Global, Inc. 5.25%, 5/15/2029(a)	6,885	6,859
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)	12,022	13,104
Infor US, Inc. 6.50%, 5/15/2022	16,882	17,054
Nuance Communications, Inc. 5.63%, 12/15/2026	13,474	13,760
Open Text Corp. (Canada)
5.63%, 1/15/2023(a)	7,385	7,478
5.88%, 6/1/2026(a)	14,408	15,021
Solera LLC 10.50%, 3/1/2024(a)	12,528	13,483
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	22,395	22,567
Symantec Corp. 5.00%, 4/15/2025(a)	14,325	14,322

		134,565

Specialty Retail — 1.1%
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(a)	11,607	11,389
Group 1 Automotive, Inc. 5.25%, 12/15/2023(a)	8,500	8,638

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Party City Holdings, Inc. 6.63%, 8/1/2026(a)(b)	12,000	11,940
Penske Automotive Group, Inc. 5.50%, 5/15/2026	20,790	20,582
PetSmart, Inc. 5.88%, 6/1/2025(a)	22,816	21,419
Staples, Inc.
7.50%, 4/15/2026(a)	13,780	13,160
10.75%, 4/15/2027(a)	9,204	8,790

		95,918

Technology Hardware, Storage & Peripherals — 0.9%
Dell International LLC
5.88%, 6/15/2021(a)	13,016	13,206
7.13%, 6/15/2024(a)	8,871	9,345
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	18,499	16,094
EMC Corp. 3.38%, 6/1/2023	8,517	8,272
Western Digital Corp. 4.75%, 2/15/2026(b)	18,801	17,820
Xerox Corp. 4.12%, 3/15/2023(i)	13,872	13,666

		78,403

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc. 4.88%, 5/15/2026(a)	15,550	15,270

Thrifts & Mortgage Finance — 1.1%
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(a)	7,696	7,686
5.25%, 10/1/2025(a)	7,226	7,063
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(a)	14,435	14,399
9.13%, 7/15/2026(a)	9,636	9,437
Nationstar Mortgage LLC
6.50%, 7/1/2021	6,244	6,200
6.50%, 6/1/2022	8,935	8,712
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	23,293	23,006
5.25%, 1/15/2028(a)	12,905	11,998
Radian Group, Inc. 4.50%, 10/1/2024	13,235	13,169

		101,670

Trading Companies & Distributors — 1.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	20,375	17,828
H&E Equipment Services, Inc. 5.63%, 9/1/2025	8,905	8,834
United Rentals North America, Inc.
5.50%, 7/15/2025	7,171	7,332
4.63%, 10/15/2025	14,770	14,585
5.88%, 9/15/2026	18,704	19,359
6.50%, 12/15/2026	22,999	24,379
5.25%, 1/15/2030	15,480	15,171
WESCO Distribution, Inc. 5.38%, 6/15/2024	11,289	11,486

		118,974

Wireless Telecommunication Services — 3.1%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	5,982	5,954
6.63%, 8/1/2026	12,436	12,405
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023(a)	20,456	17,797
Sprint Communications, Inc.
7.00%, 3/1/2020(a)	6,776	6,935
7.00%, 8/15/2020	5,217	5,399
11.50%, 11/15/2021	5,758	6,542
9.25%, 4/15/2022	4,305	4,994
6.00%, 11/15/2022	6,540	6,687
Sprint Corp.
7.25%, 9/15/2021	7,629	8,020
7.88%, 9/15/2023	22,387	24,047
7.13%, 6/15/2024	34,914	36,311
7.63%, 2/15/2025	35,130	37,150
7.63%, 3/1/2026	18,036	19,107
T-Mobile US, Inc. 4.50%, 2/1/2026‡	6,472	—	(d)
T-Mobile USA, Inc.
6.50%, 1/15/2024	5,562	5,743
6.50%, 1/15/2024‡	5,562	—	(d)
6.00%, 4/15/2024	15,863	16,458
6.38%, 3/1/2025	16,845	17,431
6.38%, 3/1/2025‡	16,845	—	(d)
5.13%, 4/15/2025	5,475	5,567
5.13%, 4/15/2025‡	4,296	—	(d)
6.50%, 1/15/2026	7,296	7,697
6.50%, 1/15/2026‡	7,296	—	(d)
4.50%, 2/1/2026	20,704	20,445
4.75%, 2/1/2028	11,764	11,657
4.75%, 2/1/2028‡	6,603	—	(d)
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)	4,842	4,587

		280,933

TOTAL CORPORATE BONDS (Cost $7,780,033)		7,687,807

LOAN ASSIGNMENTS — 7.3%(k)
Aerospace & Defense — 0.2%
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 5/30/2025(g)	3,047	2,985
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 6/9/2023(g)	8,045	7,899
TransDigm Group, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/22/2024(g)	6,094	5,973

		16,857

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Auto Components — 0.0%(l)
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 4.73%, 4/6/2024(g)	1,317	1,279

Automobiles — 0.1%
Scientific Games Corporation, 1st Lien Term Loan B - 5 (ICE LIBOR USD 1 Month + 2.75%), 5.22%, 8/14/2024(g)	13,466	13,239

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/2/2022(g)	13,328	13,183

Communications Equipment — 0.1%
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 12/15/2024(g)	9,737	9,524

Containers & Packaging — 0.2%
Berry Global, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.45%, 10/1/2022(g)	3,750	3,719
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/5/2023(g)	9,000	8,916
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 1/30/2021(g)	7,182	6,840

		19,475

Diversified Telecommunication Services — 0.6%
Altice France SA, 1st Lien Term loan B-13 (ICE LIBOR USD 1 Month + 4.00%), 6.44%, 8/14/2026(g)	7,232	7,024
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025(g)	4,520	4,392
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/2/2024(g)(m)	11,423	11,397
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 7.00%, 2/19/2026(g)	12,020	11,969
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.94%, 11/1/2024(g)	12,002	11,462
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.69%, 11/1/2025(g)	1,825	1,743
Windstream Corp., 1st Lien Term Loan B (3-MONTH PRIME + 5.00%), 10.50%, 3/29/2021(g)	3,818	3,889

		51,876

Electrical Equipment — 0.2%
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.44%, 11/30/2023(g)(m)	15,873	14,920

Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 5/8/2026(g)(m)	5,515	5,471

Food & Staples Retailing — 0.3%
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 6/22/2023(g)	5,869	5,839
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023(g)(m)	34,074	17,676
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 10/22/2025(g)	9,292	7,944

		31,459

Food Products — 0.3%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%, ICE LIBOR USD 3 Month US Prime Rate + 1.75%), 5.22%, 4/6/2024(g)	9,406	9,155
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 5.03%, 5/1/2026(g)	15,096	15,055

		24,210

Health Care Equipment & Supplies — 0.0%(l)
Mallinckrodt International Finance SA, Term B Loan (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 9/24/2024(g)(m)	5,390	4,734

Health Care Providers & Services — 0.4%
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 6/7/2023(g)(m)	36,925	36,071

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Healthcare Providers & Services — 0.1%
Nva Holdings Inc, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 2/2/2025(g)	5,000	4,981

Hotels, Restaurants & Leisure — 0.4%
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/4/2023(g)(m)	22,799	22,641
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 12/21/2023(g)	4,000	3,965
MotorCity Casino aka CCM Merger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 8/6/2021(g)	7,283	7,267

		33,873

IT Services — 0.2%
Exela Intermediate Llc, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 9.38%, 7/12/2023(g)	7,035	5,874
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 4/26/2024(g)	10,685	10,666

		16,540

Leisure Products — 0.0%(l)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(g)	4,544	4,517

Machinery — 0.1%
Navistar International, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.96%, 11/6/2024(g)	8,953	8,937

Media — 0.5%
CSC Holdings, LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 1/15/2026(g)	4,125	4,045
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(g)	16,430	16,435
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025(g)	8,340	8,317
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 12/27/2020(g)	1,872	1,870
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(g)	1,743	1,738
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 6/1/2023(g)	3,504	3,486
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(g)	8,918	8,893

		44,784

Multiline Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.72%, 10/25/2020(g)	9,995	8,985

Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.80%, 12/31/2021(g)	65,947	66,400
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.18%, 12/31/2022(g)	71,249	67,627
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.19%, 10/29/2025(g)	8,092	7,445
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.78%, 8/25/2023(g)	9,998	8,232
MEG Energy Corp., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 12/31/2023(g)(m)	19,230	19,173
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 0.25%), 6.18%, 4/12/2024(g)	11,232	9,300

		178,177

Personal Products — 0.1%
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.02%, 9/7/2023(g)	8,032	6,499

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pharmaceuticals — 0.5%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 7.95%, 9/6/2024(g)	12,829	11,970
Valeant Pharmaceuticals International Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 6/2/2025(g)(m)	33,000	32,872

		44,842

Software — 0.1%
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 12/1/2023(g)	4,932	4,878

Specialty Retail — 0.5%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(g)(n)	6,858	10,629
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/19/2022(g)	8,467	8,404
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 3/11/2022(g)(m)	25,703	24,689

		43,722

Technology Hardware, Storage & Peripherals — 0.0%(l)
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 9/7/2023(g)	1,496	1,488

Wireless Telecommunication Services — 0.1%
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.44%, 3/9/2023(g)	14,441	13,424

TOTAL LOAN ASSIGNMENTS (Cost $681,542)		657,945

	Shares (000)
COMMON STOCKS — 0.8%
Aerospace & Defense — 0.0%(l)
Remington Outdoor Co., Inc.*‡	399	598

Communications Equipment — 0.0%(l)
Goodman Networks, Inc.*‡	300	—	(d)

Diversified Financial Services — 0.0%(l)
ACC Claims Holdings LLC*‡	7,076	71
Adelphia Recovery Trust*‡	9,055	—	(d)

		71

Energy Equipment & Services — 0.0%(l)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	368	207

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.	851	20,050

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	1,562	7,933
iHeartMedia, Inc., Class A*	78	1,287

		9,220

Oil, Gas & Consumable Fuels — 0.0%(l)
Penn Virginia Corp.*	64	1,968
Ultra Petroleum Corp.*	195	72

		2,040

Pharmaceuticals — 0.2%
Advanz Pharma Corp. (Canada)*	1,044	15,374

		15,374

Software — 0.2%
Avaya Holdings Corp.*	998	12,557

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	17	10,858

Wireless Telecommunication Services — 0.0%(l)
NII Holdings, Inc.*	1,491	2,832

TOTAL COMMON STOCKS (Cost $99,069)		73,807

PREFERRED STOCKS — 0.2%
Automobiles — 0.0%(l)
General Motors Co.
7.25%, 4/15/2041‡	246	—	(d)
7.38%, 5/15/2048‡	404	—	(d)
0.68%, 6/1/2049‡	50	—	(d)
7.38%, 10/1/2051‡	47	—	(d)
7.25%, 2/15/2052‡	548	—	(d)
Motors Liquidation Co. 7.25%, 7/15/2041‡	284	—	(d)

		—	(d)

Banks — 0.0%(l)
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.30%, 2/15/2040 ($25 par value)(g)	260	6,713

Communications Equipment — 0.0%(l)
Goodman Networks, Inc. (Preference)*‡	358	4

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 0.2%
Claire’s Stores, Inc.*‡	10	15,765

TOTAL PREFERRED STOCKS (Cost $13,326)		22,482

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.2%
Media — 0.1%
Liberty Interactive LLC
4.00%, 11/15/2029	2,570	1,799
3.75%, 2/15/2030	4,448	3,030

		4,829

Oil, Gas & Consumable Fuels — 0.1%
Whiting Petroleum Corp. 1.25%, 4/1/2020	13,438	13,010

TOTAL CONVERTIBLE BONDS (Cost $17,634)		17,839

	No. of Warrants (000)
WARRANTS — 0.1%
Oil, Gas & Consumable Fuels — 0.0%(l)
Ultra Petroleum Corp.expiring 7/14/2025, price 1.00 USD (Canada)*	818	45

Wireless Telecommunication Services — 0.1%
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	586	9,377

TOTAL WARRANTS (Cost $10,491)		9,422

	No. of Rights (000)
RIGHTS — 0.0%(l)
Independent Power and Renewable Electricity Producers — 0.0%(l)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	2,797	2,223

	Shares
CONVERTIBLE PREFERRED STOCKS — 0.0%(l)
Automobiles — 0.0%(l)
General Motors Co.
3/6/2032*‡	973	—	(d)
1.50%, 7/15/2033‡	953	—	(d)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $—)		—	(d)

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 0.0%(l)
T-Mobile USA, Inc. 6.00%, 4/15/2024‡ (Cost $—)	17,049	—	(d)

	Shares (000)
SHORT-TERM INVESTMENTS — 5.6%
INVESTMENT COMPANIES — 5.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(o)(p) (Cost $479,684)	479,684	479,684

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 2.39%, 8/8/2019(q)(r) (Cost $23,936)	24,044	23,943

TOTAL SHORT-TERM INVESTMENTS (Cost $503,620)		503,627

	Shares (000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56%(o)(p)	9,999	10,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(o)(p)	13,945	13,945

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $23,945)		23,945

Total Investments — 99.5% (Cost $9,129,660)		8,999,097
Other Assets Less Liabilities — 0.5%		48,574

Net Assets — 100.0%		9,047,671

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
GMAC	General Motors Acceptance Corp.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $22,694,000.
(c)	Defaulted security.
(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Amount rounds to less than 0.1% of net assets.
(m)	All or a portion of this security is unsettled as of May 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2019.
(q)	All or a portion of this security is deposited with the broker as initial margin for swaps contracts.
(r)	The rate shown is the effective yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding — sell protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.93	USD 350,000	24,293	(4,873)	19,420

						24,293	(4,873)	19,420

Abbreviations
USD	United States Dollar
CDX	Credit Default Swap Index

(1)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$598		$598
Communications Equipment	—	—	—	(a)	—	(a)
Diversified Financial Services	—	—	71		71
Energy Equipment & Services	—	—	207		207
Specialty Retail	—	—	10,858		10,858
Other Common Stocks	62,073	—	—		62,073

Total Common Stocks	62,073	—	11,734		73,807

Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	6,713	—	—		6,713
Communications Equipment	—	—	4		4
Specialty Retail	—	—	15,765		15,765

Total Preferred Stocks	6,713	—	15,769		22,482

Convertible Preferred Stocks	—	—	—	(a)	—	(a)
Debt Securities
Asset-Backed Securities	—	—	—	(a)	—	(a)
Convertible Bonds	—	17,839	—		17,839
Corporate Bonds
Automobiles	—	19,533	—	(a)	19,533
Communications Equipment	—	101,280	2		101,282
Diversified Telecommunication Services	—	609,551	8,749		618,300
Electric Utilities	—	31,110	110		31,220
Media	—	707,068	—	(a)	707,068
Real Estate Management & Development	—	8,997	4,761		13,758
Wireless Telecommunication Services	—	280,933	—	(a)	280,933
Other Corporate Bonds	—	5,915,713	—		5,915,713

Total Corporate Bonds	—	7,674,185	13,622		7,687,807

Loan Assignments
Leisure Products	—	—	4,517		4,517
Specialty Retail	—	33,093	10,629		43,722
Other Loan Assignments	—	609,706	—		609,706

Total Loan Assignments	—	642,799	15,146		657,945

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Rights	$—	$—	$2,223	$2,223
Warrants
Wireless Telecommunication Services	—	—	9,377	9,377
Other Warrants	—	45	—	45

Total Warrants	—	45	9,377	9,422

Short-Term Investments
Investment Companies	479,684	—	—	479,684
Other U.S. Treasury Obligations	—	23,943	—	23,943

Total Short-Term Investments	479,684	23,943	—	503,627

Investment of cash collateral from securities loaned	23,945	—	—	23,945

Total Investments in Securities	$572,415	$8,358,811	$67,871	$8,999,097

Depreciation in Other Financial Instruments
Swaps	$—	$(4,873)	$—	$(4,873)

(a)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan High Yield Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Common Stocks-Aerospace & Defense	698		—	(100)	—	—	—	—	—	598
Common Stocks-Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks-Diversified Financial Services	71		—	—	—	—	—	—	—	71
Common Stocks-Energy Equipment & Services	460		—	(253)	—	—	—	—	—	207
Common Stocks-Pharmaceuticals	17,013		—	(4,956)	—	—	(12,057)	—	—	—
Common Stocks-Specialty Retail	13,280		—	(2,422)	—	—	—	—	—	10,858
Convertible Preferred Stock-Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds-Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds-Communications Equipment	2		—	—	—	—	—	—	—	2
Corporate Bonds-Diversified Telecommunication Services	8,531		—	186	32	—	—	—	—	8,749
Corporate Bonds-Electric Utilities	526		38	(415)	—	—	(39)	—	—	110
Corporate Bonds-Media	—		—	—	—	—	—	—	—	—	(a)
Corporate Bonds-Real Estate Management & Development	5,863		—	(8)	3	—	(1,097)	—	—	4,761
Corporate Bonds-Wireless Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)
Loan Assignments-Leisure Products	4,487		—	—	—	30	—	—	—	4,517
Loan Assignments-Specialty Retail	10,287		—	342	—	—	—	—	—	10,629
Preferred Stocks-Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks-Communications Equipment	4		—	—	—	—	—	—	—	4
Preferred Stocks-Specialty Retail	14,877		—	888	—	—	—	—	—	15,765
Rights-Independent Power and Renewable Electricity Producers	2,168		—	55	—	—	—	—	—	2,223
Warrants-Wireless Telecommunication Services	—		—	(1,114)	—	10,491	—	—	—	9,377

Total	$78,267		$38	$(7,797)	$35	$10,521	$(13,193)	$—	$—	$67,871

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(2,839,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$71		Terms of Exchange Offer / Restructuring	Expected Recovery	$0.01 ($0.01)
	—	(b)(c)	Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
	—	(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Common Stock	71

	4		Market Comparable Companies	EBITDA Multiple (d)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)
	—	(b)(c)	Pending Distribution Amount	Discount for potential outcome (e)	100.00% (100.00%)

Preferred Stock	4

	8,749		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.53% (4.53%)
	2		Pending Distribution Amount	Discount for potential outcome (e)	99.99% - 100.00% (99.99%)

Corporate Bond	8,751

Total	$8,826

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $59,045,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Amount rounds to less than one thousand.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(e)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

High Yield Fund

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56%(a)(b)	$—	$10,000	$—	$—	$—	$10,000	9,999	$1	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(a)(b)	—	13,945	—	—	—	13,945	13,945	1	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(a)(b)	394,426	1,206,851	1,121,593	—	—	479,684	479,684	2,923	—

Total	$394,426	$1,230,796	$1,121,593	$—	$—	$503,629		$2,925	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including credit default swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 38.3%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034(a)	4		4
Series 2004-33, Class 3A3, 4.28%, 12/25/2034(b)	315		316
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	4,527		4,552
Banc of America Funding Trust
Series 2005-E, Class 5A1, 5.00%, 5/20/2035(b)	39		39
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	231		232
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 4.87%, 5/25/2034(b)	300		307
Series 2005-A, Class 3A1, 5.00%, 2/25/2035(b)	16		16
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 3.43%, 11/25/2034‡(b)	323		74
CHL Mortgage Pass-Through Trust
Series 2004-HYB8, Class 1A1, 3.14%, 1/20/2035(b)	50		48
Series 2005-1, Class 1A2, 3.02%, 3/25/2035(b)(d)	39		3
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	41		41
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	546		566
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 4.69%, 10/25/2033(b)	537		543
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.30%, 2/25/2020(b)	97		97
FHLMC - GNMA Series 1, Class S, IF, IO, 6.53%, 10/25/2022(b)	24		1
FHLMC REMIC
Series 1071, Class F, 3.39%, 4/15/2021(b)	—	(e)	—	(e)
Series 3952, Class MA, 3.00%, 11/15/2021	578		581
Series 1343, Class LA, 8.00%, 8/15/2022	4		5
Series 1370, Class JA, 3.59%, 9/15/2022(b)	4		4
Series 1379, Class W, 2.37%, 10/15/2022(b)	3		3
Series 1508, Class KA, 1.56%, 5/15/2023(b)	1		1
Series 1689, Class M, PO, 3/15/2024	61		58
Series 2033, Class PR, PO, 3/15/2024	33		32
Series 1771, Class PK, 8.00%, 2/15/2025	37		41
Series 1981, Class Z, 6.00%, 5/15/2027	11		12
Series 1974, Class ZA, 7.00%, 7/15/2027	62		68
Series 2338, Class FN, 2.94%, 8/15/2028(b)	21		21
Series 3737, Class DG, 5.00%, 10/15/2030	717		750
Series 2261, Class ZY, 7.50%, 10/15/2030	1		1
Series 2477, Class FZ, 2.99%, 6/15/2031(b)	8		8
Series 2416, Class SA, IF, 10.90%, 2/15/2032(b)	44		55
Series 2416, Class SH, IF, 11.14%, 2/17/2032(b)	30		35
Series 4120, Class KI, IO, 3.00%, 10/15/2032	2,737		231
Series 4150, Class GE, 2.00%, 1/15/2033	10,083		9,990
Series 4206, Class DA, 2.00%, 5/15/2033	3,502		3,459
Series 3300, Class FA, 2.74%, 8/15/2035(b)	287		286
Series 3085, Class VS, IF, 18.96%, 12/15/2035(b)	243		376
Series 4867, Class WF, 2.90%, 4/15/2037(b)	26,281		26,188
Series 4350, Class AF, 2.85%, 12/15/2037(b)	6,090		6,034
Series 4350, Class FK, 2.85%, 6/15/2038(b)	6,095		6,054
Series 4515, Class FA, 2.87%, 8/15/2038(b)	3,413		3,405
Series 3841, Class JF, 2.84%, 10/15/2038(b)	14		14
Series 4350, Class KF, 2.85%, 1/15/2039(b)	692		682
Series 4111, Class FA, 2.79%, 8/15/2039(b)	2,506		2,507
Series 3832, Class PL, 5.00%, 8/15/2039	617		627
Series 4448, Class TF, 2.82%, 5/15/2040(b)	7,113		7,052
Series 3860, Class FP, 2.84%, 6/15/2040(b)	2,672		2,679
Series 4480, Class FM, 2.85%, 6/15/2040(b)	6,289		6,278
Series 4457, Class KF, 2.85%, 10/15/2040(b)	11,950		11,938
Series 4363, Class FA, 2.87%, 9/15/2041(b)	5,795		5,757
Series 4413, Class WF, 2.85%, 10/15/2041(b)	5,204		5,156

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 4559, Class AF, 3.00%, 3/15/2042(b)	3,335		3,338
Series 4074, Class FE, 2.84%, 7/15/2042(b)	4,900		4,903
Series 4150, Class F, 2.81%, 1/15/2043(b)	9,514		9,460
Series 4161, Class YF, 2.81%, 2/15/2043(b)	7,082		7,048
Series 4281, Class FB, 2.99%, 12/15/2043(b)	7,431		7,478
Series 4606, Class FL, 2.94%, 12/15/2044(b)	9,572		9,613
Series 4594, Class GN, 2.50%, 2/15/2045	3,942		3,934
FHLMC STRIPS Series 328, Class S4, IF, IO, 1.82%, 2/15/2038(b)	10,315		688
FHLMC Structured Pass-Through Securities Certificates
Series T-51, Class 1APO, PO, 9/25/2042	50		43
Series T-54, Class 4A, 4.21%, 2/25/2043(b)	1,998		1,998
First Horizon Alternative Mortgage Securities Trust Series 2005-FA10, Class 2A1, 5.25%, 12/25/2020	60		56
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.66%, 12/25/2034(b)	233		243
Flagstar Mortgage Trust Series 2018-5, Class A2, 4.00%, 9/25/2048(b)(c)	3,043		3,096
FNMA Grantor Trust
Series 2002-T6, Class A4, 4.73%, 3/25/2041(b)	833		855
Series 2001-T8, Class A1, 7.50%, 7/25/2041	265		306
FNMA REMIC
Series 1989-77, Class J, 8.75%, 11/25/2019	—	(e)	—	(e)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(e)	—	(e)
Series 1990-64, Class Z, 10.00%, 6/25/2020	3		3
Series 1990-145, Class A, 3.46%, 12/25/2020(b)	1		1
Series 1991-142, Class PL, 8.00%, 10/25/2021	17		18
Series 1991-156, Class F, 3.73%, 11/25/2021(b)	15		16
Series 1992-91, Class SQ, HB, IF, 7,080.25%, 5/25/2022(b)	—	(e)	1
Series 1992-112, Class GB, 7.00%, 7/25/2022	30		32
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(e)	—	(e)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022(b)	1		—	(e)
Series 1992-200, Class FK, 2.26%, 11/25/2022(b)	14		15
Series 1993-27, Class S, IF, 6.11%, 2/25/2023(b)	16		16
Series 1993-146, Class E, PO, 5/25/2023	33		32
Series 1993-110, Class H, 6.50%, 5/25/2023	35		37
Series 1993-119, Class H, 6.50%, 7/25/2023	3		4
Series 1993-165, Class FH, 3.58%, 9/25/2023(b)	16		16
Series 1993-179, Class FM, 2.21%, 10/25/2023(b)	79		80
Series G94-9, Class PJ, 6.50%, 8/17/2024	238		253
Series 2012-114, Class VE, 3.50%, 10/25/2025	2,954		3,016
Series 2013-26, Class AV, 3.50%, 4/25/2026	3,314		3,394
Series 1997-74, Class E, 7.50%, 10/20/2027	20		23
Series 2001-9, Class F, 2.68%, 2/17/2031(b)	82		83
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	49		10
Series 2013-15, Class DC, 2.00%, 3/25/2033	3,284		3,227
Series 2003-21, Class FK, 2.83%, 3/25/2033(b)	17		17
Series 2013-43, Class YH, 2.50%, 5/25/2033	2,052		2,060
Series 2004-17, Class BF, 2.78%, 1/25/2034(b)	432		432
Series 2006-3, Class SB, IF, IO, 4.27%, 7/25/2035(b)	602		55
Series 2006-16, Class HZ, 5.50%, 3/25/2036	434		479
Series 2006-124, Class FC, 2.78%, 1/25/2037(b)	1,575		1,568
Series 2012-38, Class PA, 2.00%, 9/25/2041	2,323		2,301
Series 2013-54, Class HF, 2.63%, 10/25/2041(b)	5,633		5,634
Series 2012-93, Class ME, 2.50%, 1/25/2042	3,708		3,717
Series 2013-23, Class KJ, 2.25%, 5/25/2042	3,702		3,674
Series 2012-119, Class FB, 2.78%, 11/25/2042(b)	8,656		8,599
Series 2012-139, Class JA, 3.50%, 12/25/2042	4,595		4,799
Series 2013-6, Class FL, 2.83%, 2/25/2043(b)	1,699		1,695
Series 2014-49, Class AF, 2.82%, 8/25/2044(b)	327		326
Series 2015-42, Class BF, 2.81%, 6/25/2045(b)	8,497		8,448

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-25, Class LA, 3.00%, 7/25/2045	15,265	15,645
Series 2016-33, Class JA, 3.00%, 7/25/2045	5,496	5,619
Series 2015-91, Class AF, 2.87%, 12/25/2045(b)	7,558	7,506
Series 2016-58, Class SA, IO, 1.62%, 8/25/2046(b)	38,790	1,515
Series 2017-108, Class PA, 3.00%, 6/25/2047	4,351	4,463
Series 2017-104, Class LA, 3.00%, 11/25/2047	4,009	4,076
Series 2014-66, Class WF, 2.85%, 10/25/2054(b)	3,765	3,749
FNMA REMIC Trust
Series 2003-W4, Class 5A, 4.40%, 10/25/2042(b)	875	883
Series 2003-W15, Class 3A, 4.46%, 12/25/2042(b)	904	960
Series 2003-W1, Class 2A, 5.86%, 12/25/2042(b)	199	218
Series 2009-W1, Class A, 6.00%, 12/25/2049	444	503
FNMA Trust Series 2004-W2, Class 4A, 4.39%, 2/25/2044(b)	328	337
FNMA, Connecticut Avenue Securities
Series 2014-C01, Class M1, 4.03%, 1/25/2024‡(b)	174	175
Series 2014-C02, Class 1M1, 3.38%, 5/25/2024‡(b)	140	140
Series 2017-C01, Class 1M1, 3.73%, 7/25/2029(b)	1,549	1,555
GNMA
Series 2000-35, Class F, 2.99%, 12/16/2025(b)	6	6
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358	2,497
Series 2010-166, Class GP, 3.00%, 4/20/2039	2,321	2,339
Series 2012-61, Class FM, 2.84%, 5/16/2042(b)	5,404	5,411
Series 2012-H21, Class FA, 2.99%, 7/20/2062(b)	2,629	2,630
Series 2013-H16, Class FA, 3.03%, 7/20/2063(b)	13,490	13,505
Series 2014-H07, Class FC, 3.09%, 5/20/2064(b)	14,661	14,722
Series 2014-H11, Class JA, 2.99%, 6/20/2064(b)	4,384	4,385
Series 2014-H17, Class FM, 2.96%, 8/20/2064(b)	12,115	12,108
Series 2015-H03, Class FD, 3.13%, 1/20/2065(b)	6,920	6,958
Series 2015-H04, Class FL, 2.96%, 2/20/2065(b)	12,898	12,888
Series 2015-H12, Class FJ, 2.92%, 5/20/2065(b)	14,750	14,728
Series 2015-H14, Class FB, 2.92%, 5/20/2065(b)	18,415	18,387
Series 2015-H12, Class FA, 2.97%, 5/20/2065(b)	7,638	7,634
Series 2015-H19, Class FN, 2.93%, 7/20/2065(b)	12,813	12,786
Series 2015-H23, Class TA, 2.96%, 9/20/2065(b)	16,058	16,043
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	678	706
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	238	243
Impac CMB Trust
Series 2004-3, Class 3A, 3.07%, 3/25/2034(b)	9	9
Series 2004-6, Class 1A2, 3.21%, 10/25/2034(b)	162	161
Series 2005-5, Class A1, 3.07%, 8/25/2035(b)	846	838
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.28%, 3/25/2037(b)	468	449
JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 4.44%, 10/25/2033(b)	64	66
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.83%, 4/21/2034(b)	160	166
Series 2004-13, Class 3A7B, 4.42%, 11/21/2034(b)	544	559
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 2.83%, 2/25/2033(b)	68	62
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 3.44%, 9/15/2030‡(b)	59	58
Series 2002-TBC1, Class B2, 3.84%, 9/15/2030‡(b)	29	29
Series 2001-TBC1, Class B1, 3.32%, 11/15/2031‡(b)	217	217
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 3.09%, 9/25/2029(b)	282	283
Series 2004-1, Class 2A3, 4.36%, 12/25/2034(b)	202	204
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(c)	1,940	1,946
Series 2018-1A, Class A, 3.75%, 3/25/2057(b)(c)	5,097	5,277
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	1	1
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 4.08%, 3/25/2033(b)	150	150
Series 2003-HYB1, Class B1, 4.08%, 3/25/2033‡(b)	98	69

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034(b)	1,532	1,653
Series 2004-5AR, Class 3A3, 4.32%, 7/25/2034(b)	184	186
Series 2004-5AR, Class 3A5, 4.32%, 7/25/2034(b)	1,035	1,050
Series 2004-11AR, Class 1A2A, 2.74%, 1/25/2035(b)	429	427
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 3.29%, 8/15/2032‡(b)	103	100
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 2.88%, 2/25/2035(b)(c)	955	841
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 3.18%, 1/25/2048(b)(c)	4,834	4,824
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A3, Class A1, 5.50%, 8/25/2033(a)	298	315
Series 2004-AR1, Class 5A1, 3.19%, 8/25/2034(b)	7	7
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.58%, 10/25/2032(b)	420	431
RAIT Trust Series 2017-FL7, Class A, 3.39%, 6/15/2037(b)	298	296
RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	13	13
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.56%, 6/25/2035(b)	1,333	1,298
Series 2006-SA4, Class 2A1, 5.34%, 11/25/2036(b)	470	451
Sequoia Mortgage Trust
Series 11, Class A, 3.34%, 12/20/2032(b)	26	25
Series 2003-3, Class A2, 3.58%, 7/20/2033(b)	126	122
Series 2004-11, Class A2, 3.19%, 12/20/2034(b)	942	927
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 3.14%, 3/19/2034(b)	72	72
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 3.19%, 7/19/2032(b)	536	458
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 4.53%, 7/25/2033(b)	1,211	1,231
Series 2003-40A, Class 4A, 4.60%, 1/25/2034(b)	484	486
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.93%, 12/25/2044(b)	2,405	2,412
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 4.51%, 6/25/2034(b)	717	737
Series 2004-AR11, Class A, 4.15%, 10/25/2034(b)	380	384
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-17, Class A1, 5.50%, 11/25/2021	26	26
Series 2007-3, Class 3A1, 5.50%, 4/25/2022	38	38
Series 2003-K, Class 1A2, 4.68%, 11/25/2033(b)	177	182
Series 2005-AR16, Class 3A2, 4.98%, 3/25/2035(b)	216	223

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $438,958)		439,446

ASSET-BACKED SECURITIES — 29.3%
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(a)	936	981
American Credit Acceptance Receivables Trust Series 2018-3, Class B, 3.49%, 6/13/2022(c)	911	917
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,346
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 3.70%, 8/25/2033‡(b)	194	194
Amortizing Residential Collateral Trust
Series 2002-BC6, Class M1, 3.55%, 8/25/2032‡(b)	200	193
Series 2002-BC9, Class M1, 4.08%, 12/25/2032‡(b)	1,869	1,866
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class M1A, 3.07%, 1/25/2028‡(b)	144	144
Series 1998-3, Class M1A, 3.06%, 9/25/2028‡(b)	252	256
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7, Class M2, 4.15%, 12/15/2033‡(b)	244	245
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A, 3.45%, 3/20/2023(c)	1,429	1,459

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048‡(c)	190	189
Series 2015-2, Class A, 3.34%, 11/15/2048(c)	1,219	1,220
Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023(c)	1,700	1,694
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 3.67%, 1/25/2035‡(b)	1,288	1,295
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 3.33%, 12/25/2033‡(b)	570	569
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033(c)	3,932	3,987
Business Jet Securities LLC Series 2018-2, Class A, 4.45%, 6/15/2033(c)	4,115	4,205
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034(c)	3,056	3,158
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1, 1.78%, 6/15/2022	4,034	4,032
CarMax Auto Owner Trust Series 2015-4, Class A3, 1.56%, 11/16/2020	187	186
Carvana Auto Receivables Trust Series 2019-1A, Class A3, 3.08%, 11/15/2022(c)	4,630	4,663
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 3.28%, 1/25/2032‡(b)	171	169
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(c)	319	318
Series 2019-1A, Class A, 3.33%, 8/15/2024(c)	3,546	3,563
CLUB Credit Trust Series 2017-P2, Class A, 2.61%, 1/15/2024(c)	811	808
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(c)	1,007	1,001
Corevest American Finance Trust Series 2019-1, Class A, 3.32%, 3/15/2052(c)	3,417	3,484
Countrywide Asset-Backed Certificates
Series 2002-1, Class A, 2.99%, 8/25/2032‡(b)	68	65
Series 2003-BC2, Class 2A1, 3.03%, 6/25/2033‡(b)	113	109
Series 2003-BC5, Class M1, 3.48%, 9/25/2033‡(b)	298	297
Series 2004-2, Class M4, 3.93%, 3/25/2034‡(b)	7	7
Series 2004-S1, Class M2, 5.58%, 2/25/2035‡(a)	51	52
Countrywide Home Equity Loan Trust Series 2004-A, Class A, 2.66%, 4/15/2030‡(b)	18	18
CPS Auto Receivables Trust
Series 2017-B, Class B, 2.33%, 5/17/2021(c)	2,510	2,507
Series 2017-D, Class B, 2.43%, 1/18/2022(c)	2,517	2,513
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B, 3.02%, 4/15/2026(c)	5,489	5,508
CWHEQ Revolving Home Equity Loan Trust
Series 2005-E, Class 2A, 2.66%, 11/15/2035‡(b)	161	155
Series 2005-M, Class A1, 2.68%, 2/15/2036‡(b)	719	701
Diamond Resorts Owner Trust Series 2018-1, Class A, 3.70%, 1/21/2031(c)	1,710	1,745
Discover Card Execution Note Trust Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,226
Drive Auto Receivables Trust
Series 2017-1, Class C, 2.84%, 4/15/2022	1,252	1,253
Series 2018-3, Class B, 3.37%, 9/15/2022	3,206	3,217
Series 2019-1, Class A3, 3.18%, 10/17/2022	3,690	3,715
Series 2018-4, Class B, 3.36%, 10/17/2022	2,626	2,638
Series 2019-2, Class A3, 3.04%, 3/15/2023	2,115	2,133
DT Auto Owner Trust Series 2017-3A, Class B, 2.40%, 5/17/2021(c)	207	207
Engs Commercial Finance Trust Series 2018-1A, Class A2, 3.39%, 2/22/2023(c)	1,223	1,238
Exeter Automobile Receivables Trust
Series 2018-2A, Class B, 3.27%, 5/16/2022(c)	2,045	2,051
Series 2017-3A, Class B, 2.81%, 9/15/2022(c)	5,000	5,011
Series 2019-1A, Class C, 3.82%, 12/16/2024(c)	2,365	2,420
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 3.48%, 4/25/2032‡(b)	98	90
Series 2002-FF4, Class M1, 4.00%, 2/25/2033‡(b)	578	455
Series 2003-FFH1, Class M2, 5.05%, 9/25/2033‡(b)	260	239
Series 2004-FF8, Class M4, 4.04%, 10/25/2034‡(b)	266	163

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
First Investors Auto Owner Trust Series 2016-2A, Class A2, 1.87%, 11/15/2021(c)	1,158	1,155
Flagship Credit Auto Trust Series 2017-2, Class B, 2.57%, 4/15/2023(c)	2,260	2,258
Ford Credit Auto Lease Trust Series 2017-B, Class A4, 2.17%, 2/15/2021	1,870	1,865
Ford Credit Auto Owner Trust Series 2016-B, Class A3, 1.33%, 10/15/2020	154	154
FORT CRE LLC Series 2018-1A, Class A1, 3.78%, 11/21/2035(b)(c)	5,000	5,000
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025(c)	3,243	3,270
Series 2019-1, Class A, 3.42%, 6/18/2026(c)	2,840	2,844
Fremont Home Loan Trust Series 2005-C, Class M2, 3.16%, 7/25/2035‡(b)	3,580	3,586
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023(c)	1,833	1,846
GLS Auto Receivables Trust
Series 2018-1A, Class A, 2.82%, 7/15/2022(c)	3,454	3,455
Series 2018-3A, Class A, 3.35%, 8/15/2022(c)	2,180	2,188
Series 2018-2A, Class B, 3.71%, 3/15/2023(c)	2,105	2,128
GM Financial Automobile Leasing Trust Series 2018-1, Class A4, 2.68%, 12/20/2021	1,666	1,670
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	3,345	3,399
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053(b)(c)	4,805	4,976
Series 2019-1A, Class A, 3.86%, 10/15/2054(c)	3,313	3,432
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053(c)	2,957	2,996
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 2.62%, 9/15/2030‡(b)	35	33
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	2,610	2,704
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032(c)	1,603	1,611
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023(c)	2,601	2,634
Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022(c)	4,132	4,214
Hilton Grand Vacations Trust Series 2018-AA, Class A, 3.54%, 2/25/2032(c)	1,608	1,650
Irwin Home Equity Loan Trust Series 2004-1, Class 1A1, 2.75%, 12/25/2024‡(b)	15	15
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024(c)	4,900	4,951
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028‡	6	1
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 12/22/2025(c)	2,174	2,162
Series 2017-2A, Class A, 2.80%, 5/20/2026(c)	1,735	1,732
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 3.48%, 2/25/2034‡(b)	126	126
Marlette Funding Trust
Series 2018-2A, Class A, 3.06%, 7/17/2028(c)	827	827
Series 2019-1A, Class A, 3.44%, 4/16/2029(c)	2,928	2,950
Series 2019-2A, Class A, 3.13%, 7/16/2029(c)	2,555	2,566
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	840	854
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 3.40%, 4/25/2035‡(b)	5,419	5,488
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.23%, 11/25/2033‡(b)	184	164
Nissan Auto Lease Trust
Series 2017-B, Class A4, 2.17%, 12/15/2021	1,612	1,608
Series 2018-A, Class A4, 3.35%, 9/15/2023	2,685	2,724
Ocwen Master Advance Receivables Trust Series 2018-T1, Class AT1, 3.30%, 8/15/2049(c)	2,671	2,666
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022(c)	2,076	2,090
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class B, 2.55%, 11/14/2023(c)	5,152	5,137
Series 2018-1A, Class A, 3.43%, 12/16/2024(c)	3,277	3,330
Oportun Funding VI LLC Series 2017-A, Class A, 3.23%, 6/8/2023(c)	2,750	2,745

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oportun Funding VII LLC Series 2017-B, Class A, 3.22%, 10/10/2023(c)	2,130	2,126
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024(c)	2,503	2,556
Pretium Mortgage Credit Partners I LLC Series 2018-NPL4, Class A1, 4.83%, 9/25/2058‡(a)(c)	4,235	4,280
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(c)	3,235	3,230
Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡(c)	5,463	5,468
Series 2017-SFR1, Class A, 2.77%, 8/17/2034(c)	997	997
Series 2018-SFR1, Class A, 3.26%, 3/17/2035(c)	2,795	2,842
Series 2019-SFR1, Class A, 3.42%, 8/17/2035(c)	9,500	9,716
Series 2018-SFR2, Class A, 3.71%, 8/17/2035‡(c)	5,525	5,694
Series 2018-SFR3, Class A, 3.88%, 10/17/2035(c)	4,997	5,207
Series 2019-SFR2, Class A, 3.15%, 5/17/2036(c)	7,000	7,088
Prosper Marketplace Issuance Trust Series 2019-1A, Class A, 3.54%, 4/15/2025(c)	976	979
RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033‡(a)	523	475
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(c)	6,060	6,128
SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025(c)	856	862
Series 2016-3, Class A, 3.05%, 12/26/2025(c)	443	444
Series 2017-1, Class A, 3.28%, 1/26/2026(c)	478	481
Series 2017-3, Class A, 2.77%, 5/25/2026(c)	555	556
Series 2017-4, Class A, 2.50%, 5/26/2026(c)	738	737
Series 2017-5, Class A2, 2.78%, 9/25/2026(c)	3,445	3,450
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2, 3.67%, 8/25/2027(c)	5,250	5,322
Series 2019-1, Class A, 3.24%, 2/25/2028(c)	1,860	1,875
SoFi Professional Loan Program LLC
Series 2014-B, Class A1, 3.68%, 8/25/2032(b)(c)	145	145
Series 2015-A, Class A1, 3.63%, 3/25/2033(b)(c)	302	303
Series 2016-B, Class A1, 3.63%, 6/25/2033(b)(c)	739	746
Series 2015-B, Class A1, 3.48%, 4/25/2035(b)(c)	595	599
Series 2015-C, Class A1, 3.48%, 8/27/2035(b)(c)	435	436
Series 2017-E, Class A1, 2.93%, 11/26/2040(b)(c)	946	944
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047(c)	4,574	4,671
SpringCastle America Funding LLC Series 2016-AA, Class A, 3.05%, 4/25/2029(c)	580	582
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 3.13%, 4/25/2033‡(b)	66	65
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,107
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.32%, 12/20/2019(c)	1,825	1,824
Series 2018-B, Class A, 3.71%, 8/20/2021(c)	3,911	3,964
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058‡(b)(c)	6,980	6,978
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(c)	4,401	4,388
US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022(c)	3,695	3,720
Verizon Owner Trust
Series 2017-3A, Class A1B, 2.71%, 4/20/2022(b)(c)	3,500	3,503
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,405	2,452
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(c)	3,668	3,668
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡(a)(c)	2,100	2,113
VOLT LXVI Series 2018-NPL2, Class A1, 4.34%, 5/25/2048‡(a)(c)	3,013	3,029
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048‡(a)(c)	2,437	2,446
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048‡(a)(c)	2,260	2,270
VOLT LXXI LLC Series 2018-NPL7, Class A1A, 3.97%, 9/25/2048(a)(c)	1,885	1,892

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048‡(a)(c)	5,267	5,324
VOLT LXXIV LLC Series 2018-NP10, Class A1A, 4.58%, 11/25/2048‡(a)(c)	4,409	4,458
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(a)(c)	3,838	3,875
Westgate Resorts LLC Series 2016-1A, Class A, 3.50%, 12/20/2028(c)	1,554	1,557
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,363

TOTAL ASSET-BACKED SECURITIES (Cost $332,692)		336,014

CORPORATE BONDS — 10.8%
Automobiles — 0.3%
Nissan Motor Acceptance Corp. (ICE LIBOR USD 3 Month + 0.52%), 3.13%, 9/13/2019(c)(f)	3,000	3,002

Banks — 3.8%
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(f)	1,724	1,735
Barclays plc (United Kingdom) 2.88%, 6/8/2020	3,169	3,166
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 3.27%, 9/13/2023(f)	3,000	3,002
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.79%), 3.37%, 1/10/2020(f)	3,000	3,010
(ICE LIBOR USD 3 Month + 1.07%), 3.66%, 12/8/2021(f)	4,000	4,047
Federation des Caisses Desjardins du Quebec (Canada) (ICE LIBOR USD 3 Month + 0.33%), 2.91%, 10/30/2020(c)(f)	5,000	5,009
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 3.67%, 9/13/2021(f)	3,000	3,035
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 3.75%, 9/13/2021(f)	3,000	3,038
(ICE LIBOR USD 3 Month + 0.94%), 3.46%, 2/28/2022(f)	4,000	4,032
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 3.55%, 1/11/2022(f)(g)	3,000	3,030
US Bank NA (ICE LIBOR USD 3 Month + 0.32%), 2.90%, 1/24/2020(f)	4,000	4,006
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.51%), 3.10%, 10/22/2021(f)	6,000	6,004

		43,114

Capital Markets — 0.3%
Carlyle Promissory Note 4.60%, 7/15/2019‡	29	29
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(f)	1,000	1,000
Morgan Stanley 2.50%, 4/21/2021	2,925	2,915

		3,944

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,587

Consumer Finance — 1.9%
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 3.21%, 9/9/2021(f)	3,000	3,021
Capital One Financial Corp. (ICE LIBOR USD 3 Month + 0.45%), 3.03%, 10/30/2020(f)	5,000	5,004
Caterpillar Financial Services Corp. (ICE LIBOR USD 3 Month + 0.51%), 3.09%, 1/10/2020(f)	3,000	3,008
Ford Motor Credit Co. LLC (ICE LIBOR USD 3 Month + 1.00%), 3.59%, 1/9/2020(f)	3,000	3,004
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 4.15%, 1/14/2022(f)	4,000	4,037
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.69%), 3.27%, 1/11/2022(f)	4,000	4,039

		22,113

Diversified Financial Services — 0.4%
Shell International Finance BV (Netherlands) (ICE LIBOR USD 3 Month + 0.45%), 2.99%, 5/11/2020(f)	4,000	4,015

Diversified Telecommunication Services — 0.1%
AT&T, Inc. 2.45%, 6/30/2020	1,314	1,311

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Electric Utilities — 0.3%
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022(f)	3,030	3,031

Health Care Providers & Services — 0.3%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 3.32%, 3/9/2021(f)	3,500	3,514

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC 2.95%, 1/15/2020	870	871

Insurance — 0.7%
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	880	879
Metropolitan Life Global Funding I (SOFRRATE + 0.57%), 2.97%, 9/7/2020(c)(f)	6,000	6,008
New York Life Global Funding 2.00%, 4/13/2021(c)	1,234	1,225

		8,112

IT Services — 0.6%
International Business Machines Corp. 2.80%, 5/13/2021	3,250	3,270
Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,768

		7,038

Media — 0.3%
Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 3.03%, 10/1/2021(f)	2,550	2,560
Discovery Communications LLC 2.20%, 9/20/2019	984	982

		3,542

Oil, Gas & Consumable Fuels — 0.6%
Buckeye Partners LP 4.88%, 2/1/2021	1,810	1,844
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	2,882	2,880
Plains All American Pipeline LP 2.60%, 12/15/2019	1,628	1,625

		6,349

Road & Rail — 0.2%
Ryder System, Inc. 2.50%, 5/11/2020	2,210	2,208

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp. 2.38%, 1/15/2020	2,064	2,058
Texas Instruments, Inc. 1.75%, 5/1/2020	2,753	2,738

		4,796

Wireless Telecommunication Services — 0.3%
Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 3.59%, 1/16/2024(f)	3,600	3,594

TOTAL CORPORATE BONDS (Cost $122,629)		123,141

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.9%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(b)(c)	3,291	3,357
A10 Term Asset Financing LLC Series 2017-1A, Class A2, 2.65%, 3/15/2036(c)	1,917	1,910
AREIT Trust Series 2018-CRE1, Class A, 3.29%, 2/14/2035(b)(c)	1,896	1,895
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033(c)	3,500	3,615
Series 2018-DSNY, Class A, 3.29%, 9/15/2034(b)(c)	6,000	6,001
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 3.06%, 1/25/2035(b)(c)	199	198
Series 2005-2A, Class A2, 2.78%, 8/25/2035(b)(c)	806	776
Series 2005-2A, Class M1, 2.86%, 8/25/2035‡(b)(c)	161	155
Series 2007-3, Class A2, 2.72%, 7/25/2037(b)(c)	776	733
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036(c)	2,082	2,076
BHMS Series 2018-ATLS, Class A, 3.69%, 7/15/2035(b)(c)	6,000	5,986
BX Commercial Mortgage Trust Series 2018-IND, Class A, 3.19%, 11/15/2035(b)(c)	3,248	3,246
BXMT Ltd. Series 2017-FL1, Class A, 3.30%, 6/15/2035(b)(c)	3,291	3,292
Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 3.26%, 6/15/2035(b)(c)	2,443	2,443
FHLMC Multifamily Structured Pass-Through Certificates
Series KL3W, Class AFLW, 2.93%, 8/25/2025(b)	10,000	9,887
Series Q007, Class APT2, 3.33%, 10/25/2047(b)	4,785	4,915
Series K086, Class A1, 3.67%, 11/25/2051	1,866	1,980

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,356		4,459
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035(c)	5,000		5,257
PFP Ltd. (Cayman Islands) Series 2019-5, Class A, 3.41%, 4/14/2036(b)(c)	2,485		2,485
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	5,899		6,001
Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346		6,779
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(c)	1,155		1,180

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $77,677)			78,626

MORTGAGE-BACKED SECURITIES — 6.1%
FHLMC
Pool # 645083, ARM, 3.60%, 12/1/2021(b)	5		5
Pool # 846013, ARM, 4.34%, 6/1/2022(b)	2		2
Pool # 611299, ARM, 4.45%, 1/1/2023(b)	91		94
Pool # 611203, ARM, 4.72%, 1/1/2023(b)	2		3
Pool # 845297, ARM, 4.78%, 2/1/2023(b)	10		11
Pool # 846144, ARM, 4.96%, 6/1/2025(b)	5		5
Pool # 785586, ARM, 4.62%, 6/1/2026(b)	7		7
Pool # 755248, ARM, 4.64%, 12/1/2026(b)	107		109
Pool # 785866, ARM, 4.70%, 12/1/2026(b)	13		13
Pool # 611141, ARM, 4.63%, 1/1/2027(b)	22		23
Pool # 788688, ARM, 4.65%, 8/1/2027(b)	90		93
Pool # 788665, ARM, 4.53%, 11/1/2027(b)	16		16
Pool # 846774, ARM, 4.65%, 12/1/2027(b)	52		53
Pool # 788664, ARM, 4.44%, 7/1/2028(b)	23		23
Pool # 786902, ARM, 4.58%, 10/1/2029(b)	10		10
Pool # 846716, ARM, 4.62%, 12/1/2029(b)	3		4
Pool # 645242, ARM, 4.62%, 1/1/2030(b)	10		11
Pool # 846812, ARM, 4.74%, 4/1/2030(b)	10		11
Pool # 611278, ARM, 4.53%, 7/1/2030(b)	144		149
Pool # 847263, ARM, 4.61%, 4/1/2032(b)	100		103
FHLMC Gold Pools, 30 Year
Pool # C00387, 9.00%, 2/1/2025	6		6
Pool # C35263, 7.50%, 5/1/2028	3		3
Pool # G00981, 8.50%, 7/1/2028	10		11
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	3,545		3,601
FNMA
Pool # 90031, ARM, 6.00%, 1/1/2020(b)	2		2
Pool # 133558, ARM, 4.57%, 7/1/2020(b)	—	(e)	—	(e)
Pool # 116590, ARM, 4.24%, 12/1/2020(b)	1		1
Pool # 124510, ARM, 4.33%, 11/1/2021(b)	1		1
Pool # 241828, ARM, 4.75%, 11/1/2023(b)	8		8
Pool # 276617, ARM, 4.23%, 4/1/2024(b)	9		9
Pool # 323269, ARM, 4.88%, 1/1/2025(b)	152		156
Pool # 326092, ARM, 4.86%, 7/1/2025(b)	1		—	(e)
Pool # 313555, ARM, 5.10%, 6/1/2026(b)	1		1
Pool # 423291, ARM, 4.75%, 8/1/2026(b)	54		55
Pool # 70179, ARM, 4.33%, 7/1/2027(b)	6		6
Pool # 535984, ARM, 4.27%, 12/1/2028(b)	21		22
Pool # 576757, ARM, 5.04%, 3/1/2029(b)	21		21
Pool # 323798, ARM, 4.72%, 5/1/2029(b)	4		4
Pool # 540206, ARM, 4.40%, 5/1/2030(b)	26		26
Pool # 594577, ARM, 4.58%, 11/1/2030(b)	35		35
Pool # 124945, ARM, 4.59%, 1/1/2031(b)	3		3
Pool # 555563, ARM, 4.64%, 5/1/2033(b)	125		132
Pool # 725111, ARM, 4.81%, 9/1/2033(b)	65		67

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 788301, ARM, 4.76%, 2/1/2034(b)	67	70
Pool # 545182, ARM, 4.74%, 3/1/2038(b)	9	9
FNMA, 30 Year, FHA/VA
Pool # 345876, 8.50%, 10/1/2024	7	7
Pool # 595470, 7.00%, 3/1/2027	10	10
Pool # 421016, 8.00%, 11/1/2027	3	3
FNMA, Other
Pool # 570566, 12.00%, 11/1/2030	51	54
Pool # BK7908, 4.00%, 11/1/2048	5,277	5,444
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	800	822
GNMA I, 30 Year
Pool # 378315, 7.00%, 6/15/2024	5	5
Pool # 780029, 9.00%, 11/15/2024	1	1
Pool # 781090, 9.50%, 7/15/2025	11	11
Pool # 412336, 8.00%, 10/15/2027	9	10
GNMA II, 30 Year
Pool # 314478, 7.85%, 12/20/2021	6	6
Pool # 314483, 7.40%, 2/20/2022	8	8
Pool # 314500, 7.40%, 3/20/2022	9	9
Pool # 334396, 7.25%, 8/20/2022	11	11
Pool # 1429, 7.50%, 10/20/2023	3	3
Pool # 2036, 8.00%, 7/20/2025	11	11
Pool # 2270, 8.00%, 8/20/2026	13	14
UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	1,431	1,478
UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	1,000	1,054
Pool # MA1338, 3.00%, 2/1/2033	2,422	2,456
Pool # MA1401, 3.00%, 4/1/2033	943	956
Pool # MA1490, 3.00%, 7/1/2033,1/1/2049	3,069	3,113
UMBS, 30 Year
4.50%(h)	7,596	7,931
Pool # 50748, 7.50%, 6/1/2023	1	1
Pool # 331955, 7.50%, 11/1/2024	13	13
Pool # 567874, 7.50%, 10/1/2030	29	30
Pool # 995724, 6.00%, 4/1/2039	377	423
Pool # AD0588, 5.00%, 12/1/2039	1,750	1,915
Pool # AD9721, 5.50%, 8/1/2040	520	559
Pool # BM3048, 4.00%, 10/1/2042	6,529	6,902
Pool # AS4592, 4.00%, 2/1/2045	8,598	8,999
Pool # BM5560, 4.00%, 1/1/2046	8,259	8,696
Pool # CA0411, 4.00%, 9/1/2047	7,735	8,180
Pool # MA3496, 4.50%, 10/1/2048	5,890	6,150

TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,124)		70,279

	Shares (000)
SHORT-TERM INVESTMENTS — 8.7%
INVESTMENT COMPANIES — 8.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(i)(j) (Cost $99,406)	99,391	99,420

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(k)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(i)(j) (Cost $8)	8	8

Total Investments — 100.1% (Cost $1,141,494)		1,146,934
Liabilities in Excess of Other Assets — (0.1%)		(574)

Net Assets — 100.0%		1,146,360

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFRRATE	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United Stated Dollar
VA	Veterans Administration

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(g)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $8,000.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2019.
(k)	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$263,618	$72,396	$336,014
Collateralized Mortgage Obligations	—	438,583	863	439,446
Commercial Mortgage-Backed Securities	—	78,471	155	78,626
Corporate Bonds
Capital Markets	—	3,915	29	3,944
Other Corporate Bonds	—	119,197	—	119,197

Total Corporate Bonds	—	123,112	29	123,141

Mortgage-Backed Securities	—	70,279	—	70,279
Short-Term Investments
Investment Companies	99,420	—	—	99,420
Investment of cash collateral from securities loaned	8	—	—	8

Total Investments in Securities	$99,428	$974,063	$73,443	$1,146,934

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Limited Duration Bond Fund	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securites	$71,541	$—		$847		$2		$—	(a)	$(4,422)	$4,428	$—	$72,396
Collateralized Mortgage Obligations	1,364	—		19		—	(a)	—		(520)	—	—	863
Commercial Mortgage-Backed Securities	158	—		2		—		—		(5)	—	—	155
Corporate Bonds-Capital Markets	57	—	(a)	—	(a)	—	(a)	—	(a)	(28)	—	—	29

Total	$73,120	$—	(a)	$868		$2		$—	(a)	$(4,975)	$4,428	$—	$73,443

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $868,000.

Quantitative Information about Level 3 Fair Value Measurements

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$72,396	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 31.00% (11.83%)
			Constant Default Rate	0.00% - 94.25% (0.83%)
			Yield (Discount Rate of Cash Flows)	2.36% - 116.24% (3.38%)

Asset-Backed Securities	72,396
	863	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
			Constant Prepayment Rate	0.50% - 10.00%(7.55%)
			Constant Default Rate	0.00% - 4.92%(0.54%)
			Yield (Discount Rate of Cash Flows)	3.00% - 14.92%(4.45%)

Collateralized Mortgage Obligations	863
	155	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Constant Default Rate	2.71% (2.71%)
			Yield (Discount Rate of Cash Flows)	3.62% (3.62%)

Commercial Mortgage-Backed Securities	155
	29	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% (4.49%)

			Liquidity Discount	0.125% (0.125%)
Corporate Bonds	29

Total	$73,443

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$81,722	$93,471	$75,771	$—	(c)	$(2)	$99,420	99,391	$580		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(a)(b)	—	821	813	—		—	8	8	—	(c)	—

Total	$81,722	$94,292	$76,584	$—	(c)	$(2)	$99,428		$580		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
(c)	Amount rounds to less than one thousand.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 48.9%
FHLMC
Pool # 645242, ARM, 4.62%, 1/1/2030(a)	7		7
Pool # 781087, ARM, 4.73%, 12/1/2033(a)	67		71
Pool # 1B1665, ARM, 4.69%, 4/1/2034(a)	44		46
Pool # 782979, ARM, 4.95%, 1/1/2035(a)	85		89
Pool # 1B2844, ARM, 4.66%, 3/1/2035(a)	41		42
Pool # 1Q0007, ARM, 4.93%, 12/1/2035(a)	58		61
Pool # 972200, ARM, 4.68%, 3/1/2036(a)	64		68
Pool # 1J1380, ARM, 5.33%, 3/1/2036(a)	62		67
Pool # 1H2618, ARM, 4.48%, 5/1/2036(a)	68		72
Pool # 1G2557, ARM, 4.81%, 6/1/2036(a)	170		179
Pool # 1A1085, ARM, 4.57%, 8/1/2036(a)	73		76
Pool # 1Q0105, ARM, 4.53%, 9/1/2036(a)	59		62
Pool # 1A1096, ARM, 4.46%, 10/1/2036(a)	148		154
Pool # 1N0249, ARM, 4.51%, 10/1/2036(a)	23		23
Pool # 1B7163, ARM, 4.94%, 10/1/2036(a)	3		3
Pool # 1J1348, ARM, 5.02%, 10/1/2036(a)	118		125
Pool # 1J1378, ARM, 4.52%, 11/1/2036(a)	110		115
Pool # 1Q0737, ARM, 4.54%, 11/1/2036(a)	100		105
Pool # 782760, ARM, 4.57%, 11/1/2036(a)	191		202
Pool # 1G2671, ARM, 4.63%, 11/1/2036(a)	72		75
Pool # 1G1386, ARM, 4.97%, 12/1/2036(a)	59		62
Pool # 1J1516, ARM, 4.77%, 2/1/2037(a)	23		24
Pool # 1J0282, ARM, 4.92%, 2/1/2037(a)	46		48
Pool # 1G1555, ARM, 5.18%, 2/1/2037(a)	35		37
Pool # 1J1543, ARM, 5.48%, 2/1/2037(a)	12		13
Pool # 1Q0739, ARM, 4.71%, 3/1/2037(a)	163		171
Pool # 1Q0697, ARM, 4.20%, 5/1/2037(a)	81		84
Pool # 1B3485, ARM, 4.66%, 7/1/2037(a)	36		38
Pool # 1G2229, ARM, 4.57%, 9/1/2037(a)	44		47
Pool # 1K0134, ARM, 4.61%, 10/1/2037(a)	17		18
Pool # 1Q0722, ARM, 5.04%, 4/1/2038(a)	59		62
Pool # 1Q0789, ARM, 4.92%, 5/1/2038(a)	35		37
FHLMC Gold Pools, 15 Year
Pool # G13753, 5.50%, 2/1/2021	6		6
Pool # G13073, 6.00%, 7/1/2021	5		5
Pool # G13012, 6.00%, 3/1/2022	—	(b)	—	(b)
Pool # G12825, 6.50%, 3/1/2022	12		12
Pool # G12978, 5.50%, 12/1/2022	104		108
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	407		435
Pool # C91158, 6.50%, 1/1/2028	267		293
Pool # C91180, 5.50%, 3/1/2028	148		158
Pool # D98938, 4.00%, 2/1/2032	929		970
FHLMC Gold Pools, 30 Year
Pool # D53146, 6.50%, 5/1/2024	2		2
Pool # C18115, 6.00%, 11/1/2028	1		1
Pool # C00701, 6.50%, 1/1/2029	31		35
Pool # G03029, 6.00%, 10/1/2029	57		63
Pool # C68485, 7.00%, 7/1/2032	21		23
Pool # G01448, 7.00%, 8/1/2032	43		49
Pool # C75791, 5.50%, 1/1/2033	151		163
Pool # C01735, 4.00%, 10/1/2033	81		84
Pool # A13625, 5.50%, 10/1/2033	319		356
Pool # A16253, 6.00%, 11/1/2033	44		47
Pool # A16843, 6.00%, 12/1/2033	97		106
Pool # A24712, 6.50%, 7/1/2034	56		62
Pool # A28796, 6.50%, 11/1/2034	179		204
Pool # A46417, 7.00%, 4/1/2035	269		317
Pool # A46987, 5.50%, 7/1/2035	647		708
Pool # A80290, 5.00%, 11/1/2035	691		749
Pool # G05713, 6.50%, 12/1/2035	610		703
Pool # A54679, 6.50%, 6/1/2036	43		48

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # C02637, 7.00%, 10/1/2036	182		207
Pool # C02660, 6.50%, 11/1/2036	124		142
Pool # G04077, 6.50%, 3/1/2038	195		227
Pool # G05190, 7.50%, 9/1/2038	28		32
Pool # C03466, 5.50%, 3/1/2040	173		188
Pool # A93511, 5.00%, 8/1/2040	1,878		2,024
Pool # G06493, 4.50%, 5/1/2041	2,396		2,563
Pool # G60039, 3.00%, 4/1/2043	7,603		7,679
Pool # G60105, 5.00%, 6/1/2044	3,894		4,193
Pool # Q37784, 3.50%, 12/1/2045	2,292		2,347
Pool # Q39412, 3.50%, 3/1/2046	1,549		1,587
Pool # Q40797, 3.50%, 5/1/2046	2,850		2,919
Pool # Q40922, 3.50%, 6/1/2046	1,448		1,483
Pool # Q42079, 3.50%, 7/1/2046	1,927		1,973
Pool # Q61709, 4.50%, 2/1/2049	5,271		5,522
Pool # Q62088, 4.50%, 2/1/2049	1,107		1,184
FHLMC Gold Pools, Other
Pool # G80208, 10.50%, 7/20/2021	2		2
Pool # G20027, 10.00%, 10/1/2030	27		28
Pool # B90491, 7.50%, 1/1/2032	185		207
Pool # U80047, 4.00%, 9/1/2032	987		1,029
Pool # U80068, 3.50%, 10/1/2032	983		1,011
Pool # U80125, 3.50%, 1/1/2033	2,054		2,114
Pool # U80173, 3.50%, 1/1/2033	2,231		2,295
Pool # L10151, 6.00%, 2/1/2033	30		31
Pool # U80265, 3.50%, 4/1/2033	2,597		2,672
Pool # L10221, 6.00%, 1/1/2034	85		88
Pool # L10224, 6.00%, 12/1/2034	126		133
Pool # H00158, 6.00%, 4/1/2036	303		318
Pool # L10291, 6.50%, 11/1/2036	374		418
Pool # P51353, 6.50%, 11/1/2036	129		146
Pool # P50595, 6.50%, 12/1/2036	545		624
Pool # P51361, 6.50%, 12/1/2036	121		136
Pool # G20028, 7.50%, 12/1/2036	226		252
Pool # G80365, 6.50%, 10/17/2038	180		199
Pool # U90690, 3.50%, 6/1/2042	7,314		7,532
Pool # U90975, 4.00%, 6/1/2042	4,864		5,080
Pool # T65101, 4.00%, 10/1/2042	1,209		1,244
Pool # U90542, 4.00%, 12/1/2042	3,092		3,230
Pool # U99051, 3.50%, 6/1/2043	1,197		1,232
Pool # U99134, 4.00%, 1/1/2046	2,936		3,051
Pool # U69030, 4.50%, 1/1/2046	2,478		2,617
Pool # U69039, 4.00%, 2/1/2046	5,111		5,306
FHLMC STRIPS Pool # 900112, Series 16, Class B, IO, 10.00%, 6/1/2020	—	(b)	—	(b)
FNMA
Pool # 470623, ARM, 3.31%, 3/1/2022(a)	3,428		3,427
Pool # 54844, ARM, 2.84%, 9/1/2027(a)	4		4
Pool # 303532, ARM, 4.05%, 3/1/2029(a)	11		12
Pool # 555258, ARM, 4.16%, 1/1/2033(a)	107		109
Pool # 722421, ARM, 4.18%, 7/1/2033(a)	27		27
Pool # 686040, ARM, 4.48%, 7/1/2033(a)	119		125
Pool # 746299, ARM, 4.69%, 9/1/2033(a)	76		80
Pool # 743546, ARM, 4.39%, 11/1/2033(a)	171		179
Pool # 749923, ARM, 4.65%, 11/1/2033(a)	6		6
Pool # 766610, ARM, 4.61%, 1/1/2034(a)	52		54
Pool # 735648, ARM, 4.51%, 2/1/2034(a)	94		99
Pool # 770377, ARM, 4.38%, 4/1/2034(a)	53		55
Pool # 751531, ARM, 4.71%, 5/1/2034(a)	85		89
Pool # 778908, ARM, 4.30%, 6/1/2034(a)	53		55
Pool # 800422, ARM, 4.07%, 8/1/2034(a)	304		311
Pool # 793062, ARM, 4.50%, 8/1/2034(a)	67		70
Pool # 735332, ARM, 4.62%, 8/1/2034(a)	97		102
Pool # 790964, ARM, 4.34%, 9/1/2034(a)	29		31

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 794797, ARM, 4.08%, 10/1/2034(a)	79		81
Pool # 803599, ARM, 4.37%, 10/1/2034(a)	163		170
Pool # 803594, ARM, 4.39%, 10/1/2034(a)	55		57
Pool # 735740, ARM, 4.41%, 10/1/2034(a)	101		106
Pool # 896463, ARM, 4.65%, 10/1/2034(a)	170		180
Pool # 810896, ARM, 4.20%, 1/1/2035(a)	753		778
Pool # 735513, ARM, 4.39%, 2/1/2035(a)	48		50
Pool # 816594, ARM, 4.42%, 2/1/2035(a)	39		40
Pool # 745862, ARM, 4.71%, 4/1/2035(a)	138		145
Pool # 735539, ARM, 4.84%, 4/1/2035(a)	292		308
Pool # 821378, ARM, 4.24%, 5/1/2035(a)	139		143
Pool # 823660, ARM, 4.52%, 5/1/2035(a)	51		53
Pool # 821179, ARM, 4.64%, 5/1/2035(a)	16		17
Pool # 745766, ARM, 4.46%, 6/1/2035(a)	57		60
Pool # 832801, ARM, 4.36%, 9/1/2035(a)	63		66
Pool # 849251, ARM, 4.42%, 1/1/2036(a)	70		72
Pool # 920843, ARM, 5.25%, 3/1/2036(a)	1,108		1,182
Pool # 872825, ARM, 4.61%, 6/1/2036(a)	190		200
Pool # 892868, ARM, 4.52%, 7/1/2036(a)	84		88
Pool # 886558, ARM, 4.61%, 8/1/2036(a)	53		56
Pool # 920547, ARM, 4.35%, 9/1/2036(a)	163		169
Pool # 894239, ARM, 4.59%, 10/1/2036(a)	49		51
Pool # 900191, ARM, 4.83%, 10/1/2036(a)	64		68
Pool # 902818, ARM, 4.73%, 11/1/2036(a)	14		14
Pool # 902955, ARM, 4.64%, 12/1/2036(a)	74		78
Pool # 905189, ARM, 4.81%, 12/1/2036(a)	24		25
Pool # 995919, ARM, 4.41%, 7/1/2037(a)	170		178
Pool # 938346, ARM, 4.61%, 7/1/2037(a)	28		30
Pool # AD0085, ARM, 4.17%, 11/1/2037(a)	89		93
Pool # AD0179, ARM, 4.68%, 12/1/2037(a)	74		77
Pool # 966946, ARM, 4.91%, 1/1/2038(a)	17		18
FNMA, 30 Year, FHA/VA
Pool # 544983, 9.00%, 11/1/2024	—	(b)	—	(b)
Pool # 547543, 9.00%, 10/1/2025	—	(b)	—	(b)
Pool # 535183, 8.00%, 6/1/2028	22		24
Pool # 252155, 7.00%, 10/1/2028	44		49
Pool # 252334, 6.50%, 2/1/2029	120		133
Pool # 252409, 6.50%, 3/1/2029	110		121
Pool # 253275, 8.50%, 3/1/2030	2		2
Pool # 535442, 8.50%, 6/1/2030	3		3
Pool # 787741, 9.00%, 8/1/2030	25		27
Pool # 736113, 9.00%, 6/1/2031	—	(b)	—	(b)
Pool # 653815, 7.00%, 2/1/2033	22		23
Pool # 752786, 6.00%, 9/1/2033	41		45
Pool # 954255, 6.50%, 8/1/2037	761		859
Pool # 931717, 6.50%, 8/1/2039	324		361
FNMA, Other
Pool # AE0134, 4.40%, 2/1/2020	581		586
Pool # AE0136, 4.38%, 4/1/2020	1,900		1,928
Pool # 465659, 3.74%, 7/1/2020	1,274		1,283
Pool # 465578, 3.93%, 7/1/2020	1,428		1,451
Pool # 465491, 4.07%, 7/1/2020	7,110		7,233
Pool # 100120, 11.00%, 8/20/2020	—	(b)	—	(b)
Pool # 466090, 3.28%, 10/1/2020	2,646		2,674
Pool # FN0008, 3.38%, 10/1/2020	377		383
Pool # 465721, 4.04%, 10/1/2020	1,600		1,636
Pool # 466430, 3.37%, 11/1/2020	3,381		3,432
Pool # FN0022, 3.54%, 12/1/2020	1,358		1,380
Pool # 466689, 3.59%, 12/1/2020	678		691
Pool # 466836, 3.87%, 1/1/2021	2,847		2,920
Pool # FN0003, 4.28%, 1/1/2021	488		504
Pool # 467264, 4.33%, 2/1/2021	1,362		1,409
Pool # 467278, 4.35%, 2/1/2021	1,815		1,877

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 467344, 4.48%, 2/1/2021	1,759		1,824
Pool # 467944, 4.25%, 4/1/2021	2,000		2,075
Pool # 467630, 4.30%, 4/1/2021	1,364		1,416
Pool # 468243, 3.97%, 6/1/2021	2,223		2,301
Pool # 468237, 4.02%, 6/1/2021	3,000		3,111
Pool # 468066, 4.30%, 6/1/2021	1,367		1,418
Pool # 468043, 4.31%, 6/1/2021	6,992		7,298
Pool # 468102, 4.34%, 6/1/2021	9,000		9,297
Pool # 458063, 9.59%, 6/15/2021	—	(b)	—	(b)
Pool # 468614, 3.86%, 7/1/2021	2,171		2,246
Pool # 468667, 3.94%, 7/1/2021	4,000		4,141
Pool # 468665, 3.97%, 7/1/2021	3,086		3,198
Pool # 468651, 3.99%, 7/1/2021	958		993
Pool # 468564, 4.06%, 7/1/2021	7,652		7,948
Pool # 468128, 4.33%, 7/1/2021	1,157		1,208
Pool # 468699, 4.05%, 8/1/2021	2,894		3,004
Pool # AM6602, 2.63%, 9/1/2021	600		605
Pool # AM7314, 2.63%, 11/1/2021	2,000		2,015
Pool # 469552, 3.43%, 11/1/2021	2,274		2,344
Pool # 469873, 3.03%, 12/1/2021	7,077		7,191
Pool # 469074, 3.83%, 12/1/2021	6,200		6,466
Pool # AM7739, 2.40%, 1/1/2022	663		665
Pool # 470324, 3.03%, 1/1/2022	4,021		4,112
Pool # 470166, 3.09%, 1/1/2022	6,626		6,785
Pool # 470302, 3.13%, 1/1/2022	1,726		1,770
Pool # 470350, 3.24%, 1/1/2022	4,574		4,703
Pool # 470546, 2.99%, 2/1/2022	2,101		2,148
Pool # 470202, 3.14%, 2/1/2022	2,594		2,664
Pool # 470622, 2.75%, 3/1/2022	788		801
Pool # 923803, 5.00%, 4/1/2022	9		9
Pool # 471274, 2.86%, 5/1/2022	3,487		3,552
Pool # 471177, 2.94%, 5/1/2022	3,481		3,559
Pool # 471199, 3.00%, 5/1/2022	2,784		2,851
Pool # 471151, 3.02%, 5/1/2022	4,407		4,516
Pool # 471313, 3.08%, 5/1/2022	2,180		2,237
Pool # 471599, 2.60%, 6/1/2022	4,681		4,744
Pool # 471747, 2.76%, 6/1/2022	7,000		7,104
Pool # 471674, 2.79%, 6/1/2022	1,963		1,996
Pool # 471735, 2.79%, 6/1/2022	2,326		2,367
Pool # 471256, 2.98%, 6/1/2022	3,000		3,077
Pool # 471839, 2.67%, 7/1/2022	5,173		5,248
Pool # 471947, 2.75%, 7/1/2022	1,666		1,697
Pool # 471893, 2.83%, 7/1/2022	5,076		5,175
Pool # 471828, 2.65%, 8/1/2022	8,320		8,447
Pool # 471871, 2.86%, 8/1/2022	3,938		4,020
Pool # 471901, 2.90%, 9/1/2022	2,789		2,857
Pool # AM0903, 2.53%, 10/1/2022	3,853		3,907
Pool # AM0904, 2.53%, 10/1/2022	4,853		4,921
Pool # AM1196, 2.37%, 11/1/2022	4,051		4,089
Pool # AM0585, 2.38%, 11/1/2022	1,764		1,781
Pool # AM1619, 2.34%, 12/1/2022	4,258		4,287
Pool # AM0811, 2.42%, 12/1/2022	3,074		3,109
Pool # AM1835, 2.53%, 12/1/2022	2,000		2,031
Pool # AM2111, 2.34%, 1/1/2023	3,269		3,298
Pool # AM2859, 2.65%, 3/1/2023	2,000		2,031
Pool # AM3069, 2.64%, 4/1/2023	1,808		1,836
Pool # AM3563, 2.51%, 6/1/2023	883		897
Pool # AM3990, 3.74%, 7/1/2023	961		1,022
Pool # AM4066, 3.59%, 8/1/2023	3,000		3,184
Pool # AM4044, 3.49%, 9/1/2023	6,147		6,486
Pool # AM4716, 3.38%, 12/1/2023	1,466		1,545
Pool # AM7024, 2.90%, 12/1/2024	1,000		1,033

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AM7589, 2.95%, 12/1/2024	1,952	2,020
Pool # AM7290, 2.97%, 12/1/2024	1,165	1,208
Pool # AM7576, 3.04%, 12/1/2024	2,000	2,080
Pool # AM7124, 3.11%, 12/1/2024	4,000	4,175
Pool # AM7682, 2.84%, 1/1/2025	1,670	1,721
Pool # AM7571, 2.89%, 1/1/2025	1,510	1,560
Pool # AN0029, 3.10%, 9/1/2025	2,372	2,478
Pool # AN0287, 2.95%, 11/1/2025	4,500	4,651
Pool # AM4660, 3.77%, 12/1/2025	4,967	5,335
Pool # AM6381, 3.29%, 8/1/2026	5,000	5,286
Pool # 468574, 4.55%, 8/1/2026	2,829	3,125
Pool # 468573, 4.76%, 8/1/2026	2,641	2,970
Pool # AM6808, 3.24%, 10/1/2026	2,023	2,128
Pool # AM7321, 3.12%, 11/1/2026	975	1,017
Pool # 469615, 4.08%, 11/1/2026	10,047	11,017
Pool # AM7118, 3.14%, 12/1/2026	1,838	1,923
Pool # AN4571, 3.07%, 2/1/2027	1,777	1,853
Pool # AN4363, 3.25%, 2/1/2027	4,323	4,546
Pool # AN4917, 3.13%, 3/1/2027	4,100	4,283
Pool # AM8529, 3.03%, 4/1/2027	1,000	1,037
Pool # BL1958, 3.42%, 4/1/2027	3,329	3,530
Pool # 470893, 3.46%, 4/1/2027	2,181	2,312
Pool # AM8745, 2.81%, 5/1/2027	1,699	1,742
Pool # AM8595, 2.83%, 5/1/2027	4,000	4,093
Pool # AM8987, 2.79%, 6/1/2027	930	951
Pool # AM9169, 3.08%, 6/1/2027	2,382	2,485
Pool # AN6318, 3.18%, 8/1/2027	3,000	3,129
Pool # AM0414, 2.87%, 9/1/2027	1,300	1,331
Pool # AN9656, 3.57%, 7/1/2028	2,414	2,577
Pool # AM3894, 3.85%, 7/1/2028	1,092	1,195
Pool # AN2216, 2.64%, 8/1/2028	2,500	2,500
Pool # AN9699, 3.53%, 8/1/2028	5,350	5,703
Pool # AN2497, 2.60%, 9/1/2028	4,000	3,989
Pool # 109421, 3.75%, 9/1/2028	1,984	2,126
Pool # AN9248, 3.81%, 9/1/2028	5,250	5,603
Pool # BL0920, 3.82%, 9/1/2028	2,537	2,746
Pool # AN2905, 2.55%, 10/1/2028	2,000	1,985
Pool # AN3244, 2.59%, 10/1/2028	2,000	1,989
Pool # AN3570, 2.71%, 11/1/2028	10,000	10,050
Pool # BL0418, 3.85%, 11/1/2028	5,300	5,773
Pool # AN3828, 2.67%, 12/1/2028	3,700	3,709
Pool # AN3685, 2.69%, 12/1/2028	4,020	4,030
Pool # BL0985, 3.89%, 12/1/2028	4,968	5,410
Pool # BL0819, 3.95%, 12/1/2028	5,075	5,572
Pool # AN4154, 3.17%, 1/1/2029	6,060	6,312
Pool # AN4349, 3.35%, 1/1/2029	2,970	3,139
Pool # BL1435, 3.53%, 1/1/2029	8,000	8,536
Pool # BL1430, 3.85%, 1/1/2029	3,000	3,262
Pool # AN4697, 3.22%, 2/1/2029	5,000	5,226
Pool # BL1450, 3.56%, 2/1/2029	5,229	5,581
Pool # BL1339, 3.66%, 2/1/2029	6,110	6,557
Pool # AN4975, 3.21%, 3/1/2029	2,065	2,168
Pool # AN5279, 3.34%, 4/1/2029	4,451	4,690
Pool # AN6158, 2.99%, 7/1/2029	2,400	2,466
Pool # AN6214, 3.03%, 7/1/2029	5,824	6,006
Pool # AN5989, 3.21%, 7/1/2029	3,000	3,122
Pool # AN6019, 3.10%, 8/1/2029	4,500	4,668
Pool # AM7018, 3.63%, 10/1/2029	1,866	2,022
Pool # AM7013, 3.39%, 12/1/2029	1,442	1,536
Pool # AN7947, 3.16%, 1/1/2030	2,000	2,075
Pool # AN7812, 3.03%, 2/1/2030	11,751	12,116
Pool # AN8154, 3.17%, 2/1/2030	6,375	6,640

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # AN8514, 3.27%, 2/1/2030	2,000	2,101
Pool # AM7516, 3.55%, 2/1/2030	2,000	2,123
Pool # AM8692, 3.03%, 4/1/2030	3,000	3,063
Pool # AN6878, 3.11%, 4/1/2030	936	963
Pool # AM8408, 3.13%, 4/1/2030	6,000	6,219
Pool # AM8889, 2.92%, 5/1/2030	3,000	3,017
Pool # AM8666, 2.96%, 6/1/2030	1,915	1,971
Pool # AM8958, 2.97%, 6/1/2030	3,000	3,046
Pool # AM9012, 3.13%, 6/1/2030	1,000	1,026
Pool # AM9014, 3.20%, 6/1/2030	1,500	1,564
Pool # AN9588, 3.88%, 6/1/2030	2,362	2,593
Pool # AM9320, 3.30%, 7/1/2030	1,005	1,052
Pool # AN9928, 3.80%, 7/1/2030	5,030	5,474
Pool # AN9888, 3.85%, 7/1/2030	11,000	12,038
Pool # AM9755, 3.32%, 8/1/2030	2,389	2,520
Pool # 387961, 3.61%, 8/1/2030	5,420	5,804
Pool # AM9676, 3.37%, 9/1/2030	1,414	1,494
Pool # AM9218, 3.39%, 9/1/2030	2,532	2,680
Pool # AN0099, 3.28%, 11/1/2030	7,146	7,459
Pool # 467096, 4.97%, 2/1/2031	3,207	3,602
Pool # AN1676, 2.99%, 5/1/2031	3,850	3,914
Pool # AI2479, 5.00%, 5/1/2031	665	706
Pool # AN1683, 3.03%, 6/1/2031	5,268	5,375
Pool # AN3620, 2.75%, 11/1/2031	6,246	6,214
Pool # AN4187, 3.49%, 1/1/2032	2,025	2,154
Pool # AN4118, 3.24%, 2/1/2032	8,000	8,300
Pool # AN4964, 3.32%, 4/1/2032	1,935	2,028
Pool # AN6123, 3.06%, 8/1/2032	800	811
Pool # AN6651, 2.94%, 10/1/2032	680	688
Pool # AD8548, 5.50%, 1/1/2033	230	242
Pool # AR7484, 3.50%, 2/1/2033	1,874	1,926
Pool # AT7117, 3.50%, 6/1/2033	2,238	2,301
Pool # 754922, 5.50%, 9/1/2033	71	76
Pool # 762520, 4.00%, 11/1/2033	370	383
Pool # BL1425, 4.06%, 1/1/2034	2,980	3,324
Pool # AM7111, 3.57%, 11/1/2034	2,326	2,462
Pool # AM7122, 3.61%, 11/1/2034	2,311	2,487
Pool # AM9188, 3.12%, 6/1/2035	2,000	2,040
Pool # 847108, 6.50%, 10/1/2035	79	85
Pool # 881628, 5.00%, 1/1/2036	24	25
Pool # 256128, 6.00%, 2/1/2036	22	25
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 872740, 6.50%, 6/1/2036	64	71
Pool # 907742, 7.00%, 12/1/2036	37	41
Pool # 256651, 6.00%, 3/1/2037	34	36
Pool # 888408, 6.00%, 3/1/2037	101	111
Pool # 888373, 7.00%, 3/1/2037	68	73
Pool # 888796, 6.00%, 9/1/2037	207	230
Pool # 888698, 7.00%, 10/1/2037	187	220
Pool # 953501, 7.00%, 11/1/2037	147	161
Pool # 257172, 5.50%, 4/1/2038	44	47
Pool # AD0810, 6.00%, 11/1/2039	1	1
Pool # AB1830, 3.50%, 11/1/2040	1,027	1,055
Pool # AL2606, 4.00%, 3/1/2042	850	874
Pool # AO6757, 4.00%, 6/1/2042	2,567	2,680
Pool # AO7225, 4.00%, 7/1/2042	1,872	1,954
Pool # AO9352, 4.00%, 7/1/2042	1,023	1,068
Pool # AO9353, 4.00%, 7/1/2042	947	988
Pool # AP0838, 4.00%, 7/1/2042	9,442	9,858
Pool # MA1125, 4.00%, 7/1/2042	873	911
Pool # MA1177, 3.50%, 9/1/2042	1,004	1,033
Pool # MA1178, 4.00%, 9/1/2042	2,279	2,379

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # MA1213, 3.50%, 10/1/2042	4,849		4,991
Pool # AR1397, 3.00%, 1/1/2043	1,711		1,731
Pool # AB8517, 3.00%, 2/1/2043	1,062		1,075
Pool # MA1373, 3.50%, 3/1/2043	4,573		4,707
Pool # MA1437, 3.50%, 5/1/2043	1,426		1,468
Pool # MA1442, 4.00%, 5/1/2043	3,546		3,701
Pool # MA1463, 3.50%, 6/1/2043	2,302		2,370
Pool # MA1552, 3.00%, 8/1/2043	1,229		1,243
Pool # MA1582, 3.50%, 9/1/2043	303		312
Pool # MA2434, 3.50%, 9/1/2045	1,449		1,482
Pool # MA2493, 3.50%, 12/1/2045	383		392
Pool # BC1157, 3.50%, 1/1/2046	1,126		1,152
Pool # MA2545, 3.50%, 2/1/2046	691		706
Pool # BC4832, 3.50%, 3/1/2046	794		812
Pool # AS6970, 3.50%, 4/1/2046	4,519		4,621
Pool # BC8400, 3.50%, 5/1/2046	1,051		1,075
Pool # AS7424, 3.50%, 6/1/2046	1,949		1,994
Pool # MA2658, 3.50%, 6/1/2046	6,162		6,301
GNMA I, 30 Year
Pool # 608665, 6.50%, 8/15/2022	98		102
Pool # 313110, 7.50%, 11/15/2022	—	(b)	—	(b)
Pool # 554105, 6.50%, 3/15/2023	21		22
Pool # 345288, 7.50%, 3/15/2023	3		3
Pool # 623185, 7.00%, 8/15/2023	11		11
Pool # 628407, 6.50%, 11/15/2023	20		21
Pool # 782507, 9.50%, 10/15/2024	19		19
Pool # 441957, 6.38%, 8/15/2026	42		46
Pool # 780653, 6.50%, 10/15/2027	421		464
Pool # 450038, 7.50%, 7/15/2028	6		6
Pool # 486537, 7.50%, 9/15/2028	6		7
Pool # 486631, 6.50%, 10/15/2028	2		2
Pool # 556255, 6.50%, 10/15/2031	37		40
Pool # 569568, 6.50%, 1/15/2032	241		278
Pool # 611453, 7.00%, 4/15/2032	11		11
Pool # 569423, 7.00%, 5/15/2032	67		73
Pool # 591882, 6.50%, 7/15/2032	21		23
Pool # 552665, 7.00%, 7/15/2032	56		62
Pool # 782032, 7.00%, 10/15/2032	162		185
Pool # 591420, 7.50%, 1/15/2033	20		20
Pool # 607645, 6.50%, 2/15/2033	21		24
Pool # 604168, 6.50%, 4/15/2033	38		42
Pool # 615786, 7.00%, 5/15/2033	51		57
Pool # 781614, 7.00%, 6/15/2033	50		59
Pool # 638733, 7.00%, 3/15/2037	167		178
Pool # AT7652, 4.00%, 8/15/2046	2,995		3,147
Pool # BI6468, 5.00%, 12/15/2048	8,352		9,041
Pool # BM1750, 5.00%, 4/15/2049	4,993		5,412
Pool # BM1957, 5.00%, 5/15/2049	7,735		8,384
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	2		2
Pool # 2006, 8.50%, 5/20/2025	4		4
Pool # 2234, 8.00%, 6/20/2026	2		2
Pool # 2270, 8.00%, 8/20/2026	2		3
Pool # 2324, 8.00%, 11/20/2026	2		2
Pool # 2499, 8.00%, 10/20/2027	5		6
Pool # 2549, 7.50%, 2/20/2028	2		2
Pool # 2646, 7.50%, 9/20/2028	5		6
Pool # 737076, 6.50%, 10/20/2033	235		253
Pool # 616732, 6.50%, 9/20/2034	182		198
Pool # 748766, 6.50%, 1/20/2039	134		150
Pool # 752496, 6.50%, 1/20/2039	181		206
Pool # 783389, 6.00%, 8/20/2039	1,257		1,398
Pool # 783444, 5.50%, 9/20/2039	259		276
Pool # AJ9020, 4.50%, 10/20/2044	984		1,018

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 783967, 4.25%, 12/20/2044	2,100		2,220
Pool # AK8803, 4.00%, 3/20/2046	1,819		1,894
Pool # AS8110, 3.75%, 8/20/2046	3,009		3,105
Pool # AY2381, 4.25%, 7/20/2047	1,541		1,594
Pool # AY2388, 4.25%, 9/20/2047	4,210		4,399
Pool # AY2392, 4.25%, 11/20/2047	4,414		4,660
Pool # AY2395, 4.25%, 1/20/2048	3,981		4,194
Pool # AY2404, 4.25%, 5/20/2048	5,406		5,650
Pool # BG6360, 5.00%, 5/20/2048	4,798		5,130
Pool # BF2645, 5.50%, 5/20/2048	2,794		3,052
Pool # AY2405, 4.25%, 6/20/2048	6,671		6,971
Pool # BD0531, 5.00%, 6/20/2048	4,443		4,758
Pool # BD0532, 5.00%, 6/20/2048	3,367		3,605
Pool # BF2971, 5.00%, 6/20/2048	3,984		4,266
Pool # AY2407, 4.25%, 7/20/2048	2,686		2,806
Pool # AY2408, 4.50%, 7/20/2048	1,612		1,702
Pool # BG7397, 4.50%, 7/20/2048	1,981		2,106
Pool # BF3017, 5.00%, 7/20/2048	2,170		2,307
Pool # BI0730, 5.00%, 7/20/2048	4,724		5,021
Pool # AY2409, 4.25%, 8/20/2048	2,031		2,122
Pool # AY2410, 4.50%, 8/20/2048	1,616		1,706
Pool # BD0550, 5.00%, 8/20/2048	5,526		5,921
Pool # BG7389, 5.00%, 8/20/2048	2,111		2,271
Pool # BG7391, 5.00%, 8/20/2048	2,969		3,169
Pool # AY2412, 4.50%, 9/20/2048	6,455		6,821
Pool # 784626, 4.50%, 10/20/2048	4,754		4,982
Pool # BI4488, 4.50%, 11/20/2048	2,680		2,840
Pool # BK2584, 5.00%, 11/20/2048	1,518		1,634
Pool # BK2585, 5.00%, 11/20/2048	4,575		4,871
Pool # BK2586, 5.00%, 11/20/2048	4,966		5,287
Pool # BI6431, 4.50%, 12/20/2048	4,445		4,695
Pool # BI6669, 4.50%, 12/20/2048	3,742		3,952
Pool # BJ9819, 4.75%, 12/20/2048	6,137		6,546
Pool # BH3133, 5.00%, 12/20/2048	5,802		6,223
Pool # BJ7083, 5.00%, 12/20/2048	1,629		1,753
Pool # BJ7084, 5.00%, 12/20/2048	4,626		4,971
Pool # BK7169, 5.00%, 12/20/2048	4,970		5,330
Pool # BJ9821, 4.75%, 1/20/2049	5,860		6,243
Pool # BJ1334, 5.00%, 1/20/2049	6,590		7,092
Pool # BJ9637, 5.00%, 1/20/2049	1,997		2,132
Pool # BJ9641, 5.00%, 1/20/2049	3,485		3,733
Pool # BJ9642, 5.00%, 1/20/2049	1,991		2,126
Pool # BJ9824, 4.50%, 2/20/2049	2,642		2,793
Pool # BJ9825, 4.50%, 2/20/2049	1,579		1,669
Pool # BK7188, 4.50%, 2/20/2049	6,975		7,350
Pool # BJ9630, 5.00%, 2/20/2049	1,847		1,972
Pool # BJ9633, 5.00%, 2/20/2049	2,345		2,512
Pool # BJ9830, 5.00%, 2/20/2049	1,686		1,823
Pool # BK7189, 5.00%, 2/20/2049	5,978		6,413
Pool # BK7198, 4.50%, 3/20/2049	4,988		5,256
Pool # BK7199, 5.00%, 3/20/2049	4,988		5,340
Pool # BJ9841, 4.75%, 5/20/2049	2,124		2,267
Pool # BJ9842, 5.00%, 5/20/2049	1,832		1,976
Pool # BL6765, 5.50%, 5/20/2049	8,000		8,629
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	1,365		1,400
Pool # 4285, 6.00%, 11/20/2038	62		68
Pool # AC0979, 4.43%, 4/20/2063(a)	1,970		2,005
Pool # AC0977, 4.41%, 5/20/2063(a)	1,885		1,915
Pool # AC0973, 4.45%, 5/20/2063(a)	1,258		1,276
UMBS, 15 Year
Pool # 782612, 6.00%, 7/1/2019	—	(b)	—	(b)
Pool # 725810, 6.00%, 8/1/2019	—	(b)	—	(b)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 796668, 5.50%, 9/1/2019	3		3
Pool # 735439, 6.00%, 9/1/2019	—	(b)	—	(b)
Pool # 805063, 5.00%, 1/1/2020	6		6
Pool # 888557, 5.50%, 3/1/2020	1		1
Pool # 889265, 5.50%, 6/1/2020	—	(b)	—	(b)
Pool # 826493, 5.00%, 7/1/2020	10		10
Pool # 889805, 5.50%, 7/1/2020	—	(b)	—	(b)
Pool # 735911, 6.50%, 8/1/2020	4		4
Pool # 995886, 6.00%, 4/1/2021	2		2
Pool # 938569, 6.00%, 7/1/2021	4		4
Pool # AD0142, 6.00%, 8/1/2021	6		7
Pool # 888834, 6.50%, 4/1/2022	18		18
Pool # 995428, 5.50%, 11/1/2023	63		64
Pool # 995456, 6.50%, 2/1/2024	107		113
Pool # AD0133, 5.00%, 8/1/2024	94		96
UMBS, 20 Year
Pool # 254002, 7.50%, 9/1/2021	4		4
Pool # 254305, 6.50%, 5/1/2022	39		43
Pool # 555791, 6.50%, 12/1/2022	53		58
Pool # 889889, 6.50%, 7/1/2024	38		42
Pool # 257055, 6.50%, 12/1/2027	125		138
Pool # AE0049, 6.00%, 9/1/2029	122		132
Pool # MA0602, 3.50%, 12/1/2030	1,348		1,384
Pool # AP3582, 3.50%, 8/1/2032	2,170		2,245
Pool # AL6238, 4.00%, 1/1/2035	2,210		2,324
UMBS, 30 Year
Pool # 479469, 10.00%, 2/1/2024	—	(b)	—	(b)
Pool # 689977, 8.00%, 3/1/2027	31		33
Pool # 695533, 8.00%, 6/1/2027	15		16
Pool # 756020, 8.50%, 12/1/2027	13		14
Pool # 756015, 8.00%, 7/1/2028	4		4
Pool # 457268, 9.50%, 7/1/2028	1		1
Pool # 527285, 7.00%, 11/1/2028	8		9
Pool # 755973, 8.00%, 11/1/2028	128		147
Pool # 455759, 6.00%, 12/1/2028	22		24
Pool # 776702, 4.50%, 5/1/2029	15		16
Pool # 889020, 6.50%, 11/1/2029	145		163
Pool # 567036, 8.50%, 2/1/2030	37		38
Pool # 598559, 6.50%, 8/1/2031	36		42
Pool # 613000, 7.00%, 11/1/2031	28		28
Pool # 610591, 7.00%, 1/1/2032	54		60
Pool # 788150, 6.00%, 3/1/2032	29		31
Pool # 644694, 7.00%, 5/1/2032	17		17
Pool # 649734, 7.00%, 6/1/2032	32		34
Pool # 668825, 7.00%, 8/1/2032	11		11
Pool # 682078, 5.50%, 11/1/2032	263		290
Pool # 668562, 6.00%, 12/1/2032	46		50
Pool # 675555, 6.00%, 12/1/2032	28		30
Pool # AL0045, 6.00%, 12/1/2032	303		340
Pool # 357363, 5.50%, 3/1/2033	439		487
Pool # 674349, 6.00%, 3/1/2033	22		24
Pool # 688625, 6.00%, 3/1/2033	37		41
Pool # 688655, 6.00%, 3/1/2033	32		35
Pool # 695584, 6.00%, 3/1/2033	10		11
Pool # 702901, 6.00%, 5/1/2033	271		306
Pool # 695403, 5.00%, 6/1/2033	159		173
Pool # 995656, 7.00%, 6/1/2033	236		276
Pool # 723852, 5.00%, 7/1/2033	78		84
Pool # 729296, 5.00%, 7/1/2033	185		199
Pool # 726912, 4.00%, 8/1/2033	8		9
Pool # 753696, 4.00%, 8/1/2033	28		29
Pool # 729379, 6.00%, 8/1/2033	40		44
Pool # 726914, 6.50%, 8/1/2033	30		33

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 737825, 6.00%, 9/1/2033	50	55
Pool # AA7943, 4.00%, 10/1/2033	457	479
Pool # 750977, 4.50%, 11/1/2033	64	68
Pool # 725017, 5.50%, 12/1/2033	381	426
Pool # 759424, 5.50%, 1/1/2034	90	100
Pool # 751182, 5.50%, 3/1/2034	74	82
Pool # 751341, 5.50%, 3/1/2034	24	26
Pool # 767378, 5.50%, 3/1/2034	44	49
Pool # 776565, 4.00%, 4/1/2034	417	432
Pool # AC1317, 4.50%, 9/1/2034	387	409
Pool # 820347, 5.00%, 9/1/2035	70	76
Pool # 745281, 6.00%, 1/1/2036	57	64
Pool # 888417, 6.50%, 1/1/2036	122	139
Pool # 833629, 7.00%, 3/1/2036	41	46
Pool # 893268, 6.50%, 8/1/2036	72	80
Pool # 833657, 7.50%, 8/1/2036	23	25
Pool # AA0922, 6.00%, 9/1/2036	354	397
Pool # 878225, 6.50%, 10/1/2036	145	170
Pool # 985683, 8.00%, 10/1/2036	97	112
Pool # 888476, 7.50%, 5/1/2037	68	83
Pool # 945870, 6.50%, 8/1/2037	72	80
Pool # 946338, 7.00%, 9/1/2037	52	56
Pool # 888707, 7.50%, 10/1/2037	158	193
Pool # 889883, 6.50%, 3/1/2038	148	171
Pool # AC9081, 6.50%, 9/1/2038	183	212
Pool # 909236, 7.00%, 9/1/2038	426	522
Pool # 934591, 7.00%, 10/1/2038	93	114
Pool # AB2869, 6.00%, 11/1/2038	351	397
Pool # 995504, 7.50%, 11/1/2038	45	55
Pool # 257510, 7.00%, 12/1/2038	200	247
Pool # AD0753, 7.00%, 1/1/2039	409	488
Pool # 890661, 7.00%, 2/1/2039	1,982	2,308
Pool # AD0780, 7.50%, 4/1/2039	714	888
Pool # AD6377, 5.50%, 5/1/2040	232	256
Pool # AD4951, 5.00%, 7/1/2040	3,480	3,747
Pool # AL6839, 5.00%, 4/1/2042	2,537	2,730
Pool # AR8128, 3.50%, 3/1/2043	2,279	2,342
Pool # AB9944, 3.00%, 7/1/2043	4,349	4,390
Pool # AL8256, 3.00%, 8/1/2043	4,546	4,597
Pool # AZ8089, 4.00%, 7/1/2045	2,855	2,961
Pool # BA2343, 4.00%, 9/1/2045	5,455	5,658
Pool # BC9441, 3.50%, 4/1/2046	616	636
Pool # BC6982, 4.00%, 4/1/2046	3,909	4,055
Pool # BD0299, 3.50%, 5/1/2046	854	881
Pool # BC1249, 3.50%, 6/1/2046	785	803
Pool # BD1243, 3.50%, 6/1/2046	931	953
Pool # BD3066, 3.50%, 7/1/2046	2,928	2,997
Pool # BD3088, 3.50%, 7/1/2046	1,032	1,058
Pool # BD7764, 3.50%, 9/1/2046	2,216	2,267
Pool # BE5870, 3.50%, 1/1/2047	5,353	5,465
Pool # BH4665, 4.00%, 6/1/2047	3,289	3,414
Pool # BH7626, 4.00%, 8/1/2047	3,428	3,554
Pool # BM3500, 4.00%, 9/1/2047	4,246	4,427
Pool # BJ1778, 4.50%, 10/1/2047	2,411	2,553
Pool # BE8351, 4.00%, 2/1/2048	3,533	3,666
Pool # BK7006, 4.50%, 6/1/2048	2,615	2,761
Pool # BD9084, 4.50%, 7/1/2048	2,278	2,442
Pool # BN1829, 4.50%, 10/1/2048	4,458	4,719
Pool # BN4960, 5.00%, 12/1/2048	2,090	2,206
Pool # BN5013, 5.00%, 1/1/2049	4,583	4,972
Pool # BN6788, 4.50%, 2/1/2049	2,752	2,881
Pool # BK0317, 4.00%, 3/1/2049	4,489	4,658

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,078,260)		1,099,543

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 20.3%
Acre 7.08%, 12/15/2020	3,315	3,315
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7	7
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	844	895
Series 2005-J1, Class 1A4, IF, IO, 2.67%, 2/25/2035‡(a)	214	3
Series 2005-1CB, Class 1A6, IF, IO, 4.67%, 3/25/2035‡(a)	488	65
Series 2005-22T1, Class A2, IF, IO, 2.64%, 6/25/2035‡(a)	2,289	265
Series 2005-20CB, Class 3A8, IF, IO, 2.32%, 7/25/2035‡(a)	2,589	260
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	88	63
Series 2005-37T1, Class A2, IF, IO, 2.62%, 9/25/2035‡(a)	3,975	462
Series 2005-54CB, Class 1A2, IF, IO, 2.42%, 11/25/2035‡(a)	3,110	344
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	521	495
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	16	16
Series 2005-57CB, Class 3A2, IF, IO, 2.67%, 12/25/2035‡(a)	330	34
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	267	263
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	339	294
Series 2006-7CB, Class 1A2, IF, IO, 2.87%, 5/25/2036‡(a)	10,610	2,003
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	401	322
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035(a)(c)	20	21
Angel Oak Mortgage Trust LLC Series 2017-1, Class A3, 3.64%, 1/25/2047(a)(c)	241	241
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(c)	5,400	5,411
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(c)	3,621	3,641
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(a)(c)	4,008	4,023
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036(c)	209	151
Banc of America Alternative Loan Trust
Series 2005-1, Class CBIO, IO, 5.50%, 2/25/2035‡	1,008	182
Series 2005-12, Class CBIO, IO, 5.75%, 1/25/2036‡	883	139
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034‡	75	65
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	170	181
Series 2004-C, Class 1A1, 4.96%, 12/20/2034(a)	165	166
Series 2005-1, Class 30IO, IO, 5.50%, 2/25/2035‡	307	53
Series 2005-E, Class 4A1, 4.71%, 3/20/2035(a)	228	231
Series 2005-4, Class 30PO, PO, 8/25/2035‡	36	33
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	161	156
Series 2005-7, Class 30PO, PO, 11/25/2035‡	23	20
Series 2005-8, Class 30PO, PO, 1/25/2036‡	89	69
Banc of America Mortgage Trust
Series 2004-9, Class 3A1, 6.50%, 9/25/2032	15	15
Series 2003-C, Class 3A1, 5.12%, 4/25/2033(a)	79	81
Series 2003-J, Class 3A2, 4.76%, 11/25/2033(a)	398	409
Series 2004-C, Class 2A2, 4.99%, 4/25/2034(a)	229	235
Series 2004-J, Class 3A1, 4.87%, 11/25/2034(a)	221	226
BCAP LLC Trust
Series 2009-RR5, Class 8A1, 5.50%, 11/26/2034(a)(c)	187	194
Series 2010-RR7, Class 2A1, 4.38%, 7/26/2045(a)(c)	758	761
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 4.63%, 7/25/2033(a)	150	154
Series 2003-7, Class 3A, 4.31%, 10/25/2033(a)	73	74
Series 2004-1, Class 12A1, 4.68%, 4/25/2034(a)	256	261
Series 2004-2, Class 14A, 4.52%, 5/25/2034(a)	120	121
Series 2006-1, Class A1, 4.91%, 2/25/2036(a)	531	544
Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033(d)	333	350
Cascade Funding Mortgage Trust Series 2018-RM1, Class A1, 4.58%, 6/25/2048(c)(d)	2,043	2,041
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033‡	27	25

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1, 4.47%, 2/25/2037(a)	117		120
Series 2007-A1, Class 2A1, 4.59%, 2/25/2037(a)	96		100
Series 2007-A1, Class 9A1, 4.63%, 2/25/2037(a)	271		273
Series 2007-A1, Class 1A3, 4.78%, 2/25/2037(a)	1,163		1,192
Series 2007-A2, Class 2A1, 4.51%, 7/25/2037(a)	294		304
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034‡	23		20
Series 2004-3, Class A26, 5.50%, 4/25/2034	165		170
Series 2004-HYB1, Class 2A, 4.19%, 5/20/2034(a)	68		69
Series 2004-HYB3, Class 2A, 3.95%, 6/20/2034(a)	406		419
Series 2004-7, Class 2A1, 4.63%, 6/25/2034(a)	56		58
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	497		507
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	288		302
Series 2004-HYB6, Class A3, 4.26%, 11/20/2034(a)	225		231
Series 2005-16, Class A23, 5.50%, 9/25/2035	138		127
Series 2005-22, Class 2A1, 4.01%, 11/25/2035(a)	656		593
Series 2007-4, Class 1A52, IF, IO, 2.97%, 5/25/2037‡(a)	2,095		402
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-6, Class APO, PO, 9/25/2035‡	31		27
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class PO1, PO, 6/25/2033‡	1		1
Series 2003-HYB1, Class A, 4.74%, 9/25/2033(a)	138		141
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.34%, 9/25/2033(a)(c)	330		337
Series 2015-A, Class B2, 4.50%, 6/25/2058(a)(c)	676		720
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class WPO2, PO, 6/25/2031‡	7		7
Series 2003-1, Class WA2, 6.50%, 6/25/2031‡	7		7
Series 2003-1, Class PO3, PO, 9/25/2033‡	37		35
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	8		8
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	55		56
Series 2004-UST1, Class A6, 4.51%, 8/25/2034(a)	93		92
Series 2004-UST1, Class A3, 4.56%, 8/25/2034(a)	72		74
Series 2005-1, Class 2A1A, 3.40%, 2/25/2035(a)	147		128
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	341		356
Series 2005-5, Class 1A2, 3.90%, 8/25/2035(a)	423		344
Conix Mortgage Asset Trust Series 2013-1, Class A, 12/25/2047‡(a)(e)	1,618		138
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 3A1, 5.25%, 8/25/2019	32		30
Series 2003-1, Class DB1, 6.74%, 2/25/2033(a)	458		490
Series 2003-AR15, Class 3A1, 4.50%, 6/25/2033(a)	256		259
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	140		146
Series 2004-AR2, Class 2A1, 4.86%, 3/25/2034(a)	400		418
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A3, 5.25%, 11/25/2033	405		414
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	260		268
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	294		310
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	206		224
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	205		220
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	279		295
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035‡(a)	827		99
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035‡	578		7
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 5.30%, 2/25/2020(a)	58		58
FHLMC REMIC
Series 2934, Class EC, PO, 2/15/2020	32		31
Series 2934, Class HI, IO, 5.00%, 2/15/2020	33		—	(b)
Series 2934, Class KI, IO, 5.00%, 2/15/2020	15		—	(b)
Series 2347, Class VP, 6.50%, 3/15/2020	4		4
Series 2967, Class JI, IO, 5.00%, 4/15/2020	13		—	(b)
Series 1807, Class G, 9.00%, 10/15/2020	—	(b)	—	(b)
Series 84, Class F, 9.20%, 10/15/2020	—	(b)	—	(b)
Series 81, Class A, 8.13%, 11/15/2020	—	(b)	—	(b)
Series 99, Class Z, 9.50%, 1/15/2021	—	(b)	—	(b)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(b)	—	(b)
Series 1065, Class J, 9.00%, 4/15/2021	—	(b)	—	(b)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1084, Class F, 3.39%, 5/15/2021(a)	—	(b)	—	(b)
Series 1079, Class S, HB, IF, 25.71%, 5/15/2021(a)	—	(b)	—	(b)
Series 1084, Class S, HB, IF, 34.25%, 5/15/2021(a)	—	(b)	—	(b)
Series 1082, Class D, HB, 1,007.78%, 5/15/2021	—	(b)	—	(b)
Series 186, Class I, HB, 1,009.50%, 8/15/2021	—	(b)	—	(b)
Series 1133, Class H, 7.00%, 9/15/2021	1		1
Series 1144, Class KB, 8.50%, 9/15/2021	3		3
Series 180, Class J, HB, 1,010.00%, 9/15/2021	—	(b)	—	(b)
Series 189, Class K, HB, 1,009.50%, 10/15/2021	—	(b)	—	(b)
Series 3688, Class CU, 7.05%, 11/15/2021(a)	53		54
Series 3511, IO, 5.00%, 12/15/2021	16		—	(b)
Series 1196, Class B, HB, IF, 1,104.54%, 1/15/2022(a)	—	(b)	—	(b)
Series 3282, Class YD, 5.50%, 2/15/2022	627		642
Series 2462, Class NB, 6.50%, 6/15/2022	51		53
Series 1343, Class LB, 7.50%, 8/15/2022	3		3
Series 1343, Class LA, 8.00%, 8/15/2022	6		7
Series 1395, Class G, 6.00%, 10/15/2022	3		3
Series 1374, Class Z, 7.00%, 10/15/2022	9		9
Series 1401, Class J, 7.00%, 10/15/2022	19		20
Series 2535, Class BK, 5.50%, 12/15/2022	26		27
Series 1470, Class F, 1.96%, 2/15/2023(a)	1		1
Series 3422, Class LI, IO, 5.00%, 2/15/2023	1		—	(b)
Series 1466, Class PZ, 7.50%, 2/15/2023	35		37
Series 1798, Class F, 5.00%, 5/15/2023	17		17
Series 1518, Class G, IF, 6.47%, 5/15/2023(a)	11		12
Series 1505, Class QB, IF, 15.07%, 5/15/2023(a)	1		1
Series 204, Class E, HB, IF, 1,403.48%, 5/15/2023(a)	—	(b)	—	(b)
Series 2033, Class J, 5.60%, 6/15/2023	63		66
Series 1526, Class L, 6.50%, 6/15/2023	6		7
Series 1541, Class O, 1.83%, 7/15/2023(a)	13		13
Series 1677, Class Z, 7.50%, 7/15/2023	47		50
Series 1570, Class F, 2.46%, 8/15/2023(a)	3		3
Series 1552, Class IA, IF, 16.40%, 8/15/2023(a)	118		142
Series 1570, Class SA, HB, IF, 23.04%, 8/15/2023(a)	8		9
Series 1578, Class K, 6.90%, 9/15/2023	31		33
Series 1578, Class V, IO, 7.00%, 9/15/2023	4		—	(b)
Series 2571, Class SK, HB, IF, 23.98%, 9/15/2023(a)	19		26
Series 1591, Class PV, 6.25%, 10/15/2023	63		67
Series 1602, Class SA, IF, 14.82%, 10/15/2023(a)	13		15
Series 1813, Class I, PO, 11/15/2023	133		127
Series 1813, Class J, IF, IO, 3.50%, 11/15/2023(a)	514		32
Series 2720, Class PC, 5.00%, 12/15/2023	152		157
Series 1628, Class LZ, 6.50%, 12/15/2023	82		87
Series 1638, Class H, 6.50%, 12/15/2023	84		90
Series 2283, Class K, 6.50%, 12/15/2023	21		22
Series 1644, Class K, 6.75%, 12/15/2023	41		44
Series 1658, Class GZ, 7.00%, 1/15/2024	99		106
Series 1865, Class D, PO, 2/15/2024	6		6
Series 1760, Class ZD, 2.08%, 2/15/2024(a)	144		143
Series 2756, Class NA, 5.00%, 2/15/2024	44		45
Series 1671, Class QC, IF, 10.00%, 2/15/2024(a)	6		7
Series 1686, Class SH, IF, 13.75%, 2/15/2024(a)	2		3
Series 1699, Class FC, 3.04%, 3/15/2024(a)	6		6
Series 1695, Class EB, 7.00%, 3/15/2024	42		45
Series 2033, Class SN, HB, IF, 27.13%, 3/15/2024(a)	3		1
Series 2306, Class K, PO, 5/15/2024	9		9
Series 2306, Class SE, IF, IO, 8.02%, 5/15/2024(a)	22		3
Series 1745, Class D, 7.50%, 8/15/2024	15		17
Series 3614, Class QB, 4.00%, 12/15/2024	1,687		1,739
Series 2967, Class S, HB, IF, 20.41%, 4/15/2025(a)	33		40
Series 3022, Class SX, IF, 10.78%, 8/15/2025(a)	47		53
Series 1829, Class ZB, 6.50%, 3/15/2026	25		27

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1863, Class Z, 6.50%, 7/15/2026	56	59
Series 1899, Class ZE, 8.00%, 9/15/2026	23	27
Series 1963, Class Z, 7.50%, 1/15/2027	24	28
Series 2470, Class SL, IF, 9.00%, 1/15/2027(a)	11	12
Series 1985, Class PR, IO, 8.00%, 7/15/2027	8	1
Series 2065, Class PX, IO, 0.75%, 8/17/2027	3,909	62
Series 1987, Class PE, 7.50%, 9/15/2027	9	10
Series 2038, Class PN, IO, 7.00%, 3/15/2028	6	1
Series 2042, Class T, 7.00%, 3/15/2028	5	6
Series 2040, Class PE, 7.50%, 3/15/2028	58	66
Series 2060, Class Z, 6.50%, 5/15/2028	22	24
Series 2061, Class DC, IO, 6.50%, 6/15/2028	49	5
Series 2075, Class PH, 6.50%, 8/15/2028	127	140
Series 2086, Class GB, 6.00%, 9/15/2028	20	22
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	10	1
Series 2111, Class SB, IF, IO, 5.06%, 1/15/2029(a)	115	15
Series 2110, Class PG, 6.00%, 1/15/2029	82	90
Series 2125, Class JZ, 6.00%, 2/15/2029	30	32
Series 2130, Class QS, 6.00%, 3/15/2029	70	76
Series 2132, Class ZL, 6.50%, 3/15/2029	20	21
Series 2132, Class SB, IF, 19.78%, 3/15/2029(a)	13	20
Series 2141, IO, 7.00%, 4/15/2029	3	—	(b)
Series 2303, Class ZN, 8.50%, 4/15/2029	183	209
Series 2163, Class PC, IO, 7.50%, 6/15/2029	10	1
Series 2178, Class PB, 7.00%, 8/15/2029	20	22
Series 2201, Class C, 8.00%, 11/15/2029	30	34
Series 2204, Class GB, IO, 8.00%, 12/20/2029‡(a)	3	3
Series 2209, Class TC, 8.00%, 1/15/2030	108	126
Series 2210, Class Z, 8.00%, 1/15/2030	63	74
Series 2224, Class CB, 8.00%, 3/15/2030	19	22
Series 2247, Class Z, 7.50%, 8/15/2030	15	17
Series 2256, Class MC, 7.25%, 9/15/2030	69	80
Series 2254, Class Z, 9.00%, 9/15/2030	119	145
Series 2259, Class ZM, 7.00%, 10/15/2030	71	81
Series 2271, Class PC, 7.25%, 12/15/2030	87	100
Series 2296, Class PD, 7.00%, 3/15/2031	29	33
Series 2303, Class ZD, 7.00%, 4/15/2031	414	477
Series 2694, Class BA, 4.00%, 6/15/2031	27	28
Series 2359, Class ZB, 8.50%, 6/15/2031	62	74
Series 2388, Class UZ, 8.50%, 6/15/2031	23	27
Series 2344, Class ZD, 6.50%, 8/15/2031	180	210
Series 2344, Class ZJ, 6.50%, 8/15/2031	19	21
Series 2345, Class NE, 6.50%, 8/15/2031	12	13
Series 2372, Class F, 2.94%, 10/15/2031(a)	14	14
Series 2367, Class ZK, 6.00%, 10/15/2031	245	273
Series 2368, Class AS, IF, 14.59%, 10/15/2031(a)	7	9
Series 2383, Class FD, 2.94%, 11/15/2031(a)	13	13
Series 2399, Class TH, 6.50%, 1/15/2032	193	219
Series 2494, Class SX, IF, IO, 4.56%, 2/15/2032(a)	497	71
Series 2410, Class QX, IF, IO, 6.21%, 2/15/2032(a)	37	8
Series 2410, Class OE, 6.38%, 2/15/2032	42	45
Series 2410, Class QS, IF, 13.16%, 2/15/2032(a)	45	63
Series 2433, Class SA, IF, 14.59%, 2/15/2032(a)	99	135
Series 2431, Class F, 2.94%, 3/15/2032(a)	656	660
Series 2464, Class FE, 3.44%, 3/15/2032(a)	155	159
Series 2444, Class ES, IF, IO, 5.51%, 3/15/2032(a)	43	8
Series 2450, Class SW, IF, IO, 5.56%, 3/15/2032(a)	48	8
Series 2423, Class MC, 7.00%, 3/15/2032	53	61
Series 2423, Class MT, 7.00%, 3/15/2032	65	74
Series 3688, Class NI, IO, 5.00%, 4/15/2032	164	1
Series 2434, Class TC, 7.00%, 4/15/2032	67	76
Series 2436, Class MC, 7.00%, 4/15/2032	100	112

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2450, Class GZ, 7.00%, 5/15/2032	52	60
Series 3393, Class JO, PO, 9/15/2032	189	173
Series 2513, Class ZC, 5.50%, 10/15/2032	141	154
Series 2517, Class Z, 5.50%, 10/15/2032	115	122
Series 2835, Class QO, PO, 12/15/2032	59	52
Series 2552, Class FP, 3.44%, 1/15/2033(a)	880	903
Series 2557, Class HL, 5.30%, 1/15/2033	565	626
Series 2994, Class FC, 2.84%, 2/15/2033(a)	9	9
Series 2586, Class WI, IO, 6.50%, 3/15/2033	161	35
Series 2611, Class SQ, IF, 8.12%, 5/15/2033(a)	40	48
Series 2631, Class SA, IF, 10.38%, 6/15/2033(a)	29	36
Series 2692, Class SC, IF, 8.41%, 7/15/2033(a)	96	116
Series 2671, Class S, IF, 10.29%, 9/15/2033(a)	49	59
Series 2725, Class SC, IF, 5.35%, 11/15/2033(a)	134	141
Series 2722, Class PF, 3.04%, 12/15/2033(a)	1,161	1,174
Series 2763, Class ZA, 6.00%, 3/15/2034	3,098	3,593
Series 2779, Class ZC, 6.00%, 4/15/2034	2,405	2,726
Series 2802, Class ZY, 6.00%, 5/15/2034	247	264
Series 3318, Class BT, IF, 7.00%, 5/15/2034(a)	1,279	1,398
Series 2990, Class SL, IF, 15.55%, 6/15/2034(a)	65	80
Series 3611, PO, 7/15/2034	239	212
Series 3305, Class MB, IF, 4.92%, 7/15/2034(a)	82	88
Series 3659, Class VG, 5.00%, 9/15/2034	5,900	6,164
Series 3077, Class TO, PO, 4/15/2035	181	168
Series 2990, Class WP, IF, 10.73%, 6/15/2035(a)	3	4
Series 3035, Class Z, 5.85%, 9/15/2035	1,015	1,151
Series 3117, Class EO, PO, 2/15/2036	149	131
Series 3117, Class OG, PO, 2/15/2036	178	163
Series 3117, Class OK, PO, 2/15/2036	151	133
Series 3143, Class BC, 5.50%, 2/15/2036	278	310
Series 3122, Class OH, PO, 3/15/2036	30	27
Series 3134, PO, 3/15/2036	23	20
Series 3152, Class MO, PO, 3/15/2036	278	246
Series 3122, Class ZB, 6.00%, 3/15/2036	24	36
Series 3138, PO, 4/15/2036	91	82
Series 3607, Class AO, PO, 4/15/2036	194	170
Series 3607, Class BO, PO, 4/15/2036	194	172
Series 3137, Class XP, 6.00%, 4/15/2036	841	953
Series 3219, Class DI, IO, 6.00%, 4/15/2036	131	27
Series 3149, Class SO, PO, 5/15/2036	61	50
Series 3151, PO, 5/15/2036	241	212
Series 3153, Class EO, PO, 5/15/2036	132	115
Series 3210, PO, 5/15/2036	177	171
Series 3604, PO, 5/15/2036	205	188
Series 3998, Class GF, 2.89%, 5/15/2036(a)	1,074	1,076
Series 3171, Class MO, PO, 6/15/2036	136	125
Series 3179, Class OA, PO, 7/15/2036	111	99
Series 3194, Class SA, IF, IO, 4.66%, 7/15/2036(a)	56	3
Series 3200, PO, 8/15/2036	176	157
Series 3232, Class ST, IF, IO, 4.26%, 10/15/2036(a)	180	27
Series 3237, Class AO, PO, 11/15/2036	233	204
Series 3704, Class DT, 7.50%, 11/15/2036	1,039	1,217
Series 3704, Class ET, 7.50%, 12/15/2036	780	932
Series 3260, Class CS, IF, IO, 3.70%, 1/15/2037(a)	121	19
Series 3262, Class SG, IF, IO, 3.96%, 1/15/2037(a)	42	5
Series 3274, Class JO, PO, 2/15/2037	39	35
Series 3274, Class MO, PO, 2/15/2037	79	71
Series 3275, Class FL, 2.88%, 2/15/2037(a)	41	41
Series 3288, Class GS, IF, 2.56%, 3/15/2037(a)	34	34
Series 3290, Class SB, IF, IO, 4.01%, 3/15/2037(a)	339	53
Series 3373, Class TO, PO, 4/15/2037	179	156
Series 3316, Class JO, PO, 5/15/2037	24	21
Series 3607, PO, 5/15/2037	492	428
Series 3322, Class NS, IF, 7.00%, 5/15/2037(a)	918	1,042
Series 3759, Class HI, IO, 4.00%, 8/15/2037	150	1
Series 3371, Class FA, 3.04%, 9/15/2037(a)	56	56

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3385, Class SN, IF, IO, 3.56%, 11/15/2037(a)	132	14
Series 3387, Class SA, IF, IO, 3.98%, 11/15/2037(a)	242	25
Series 3422, Class AI, IO, 0.25%, 1/15/2038(d)	921	6
Series 3404, Class SC, IF, IO, 3.56%, 1/15/2038(a)	374	49
Series 3451, Class SA, IF, IO, 3.61%, 5/15/2038(a)	80	10
Series 3537, Class MI, IO, 5.00%, 6/15/2038	634	94
Series 3461, Class LZ, 6.00%, 6/15/2038	125	139
Series 3481, Class SJ, IF, IO, 3.41%, 8/15/2038(a)	489	76
Series 3895, Class WA, 5.72%, 10/15/2038(a)	317	344
Series 3511, Class SA, IF, IO, 3.56%, 2/15/2039(a)	113	17
Series 3546, Class A, 4.34%, 2/15/2039(a)	71	73
Series 3531, Class SA, IF, IO, 3.86%, 5/15/2039(a)	376	24
Series 3549, Class FA, 3.64%, 7/15/2039(a)	59	61
Series 4580, Class PT, 7.00%, 8/15/2039(a)	2,139	2,402
Series 3572, Class JS, IF, IO, 4.36%, 9/15/2039(a)	439	56
Series 3795, Class EI, IO, 5.00%, 10/15/2039	896	94
Series 3621, PO, 1/15/2040	340	300
Series 3621, Class BO, PO, 1/15/2040	245	218
Series 3623, Class LO, PO, 1/15/2040	323	291
Series 3632, Class BS, IF, 9.37%, 2/15/2040(a)	1,001	1,257
Series 3714, Class IP, IO, 5.00%, 8/15/2040	1,604	236
Series 3966, Class BF, 2.94%, 10/15/2040(a)	1,052	1,058
Series 3740, Class SC, IF, IO, 3.56%, 10/15/2040(a)	784	104
Series 3747, Class PY, 4.00%, 10/15/2040	1,500	1,636
Series 3747, Class CY, 4.50%, 10/15/2040	2,373	2,678
Series 3753, PO, 11/15/2040	2,272	1,959
Series 3789, Class EZ, 4.00%, 11/15/2040	418	431
Series 3770, Class PY, 5.00%, 12/15/2040	1,655	1,930
Series 3860, Class PZ, 5.00%, 5/15/2041	2,981	3,496
Series 3852, Class QN, IF, 5.50%, 5/15/2041(a)	160	167
Series 3852, Class TP, IF, 5.50%, 5/15/2041(a)	318	350
Series 3966, Class NA, 4.00%, 12/15/2041	2,264	2,414
Series 4015, Class MY, 3.50%, 3/15/2042	1,000	1,046
Series 4126, Class JB, 2.50%, 11/15/2042	321	314
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000	959
Series 4274, Class EM, 4.00%, 11/15/2043	1,000	1,096
Series 4280, Class EO, PO, 12/15/2043	1,786	1,513
Series 4281, Class OB, PO, 12/15/2043	1,982	1,657
FHLMC STRIPS
Series 243, Class 16, IO, 4.50%, 11/15/2020	7	—	(b)
Series 243, Class 17, IO, 4.50%, 12/15/2020	14	—	(b)
Series 134, Class B, IO, 9.00%, 4/1/2022	1	—	(b)
Series 191, IO, 8.00%, 1/1/2028	610	120
Series 197, PO, Zero Coupon, 4/1/2028	246	226
Series 233, Class 11, IO, 5.00%, 9/15/2035	301	53
Series 233, Class 12, IO, 5.00%, 9/15/2035	174	35
Series 233, Class 13, IO, 5.00%, 9/15/2035	408	79
Series 239, Class S30, IF, IO, 5.26%, 8/15/2036(a)	564	106
Series 262, Class 35, 3.50%, 7/15/2042	16,974	17,688
Series 299, Class 300, 3.00%, 1/15/2043	935	962
Series 310, PO, Zero Coupon, 9/15/2043	2,181	1,867
FHLMC Structured Pass-Through Securities Certificates
Series T-41, Class 3A, 5.42%, 7/25/2032(a)	203	222
Series T-76, Class 2A, 2.48%, 10/25/2037(a)	2,455	2,620
Series T-42, Class A5, 7.50%, 2/25/2042	715	850
Series T-51, Class 2A, 7.50%, 8/25/2042(a)	56	69
Series T-54, Class 2A, 6.50%, 2/25/2043	1,252	1,474
Series T-54, Class 3A, 7.00%, 2/25/2043	584	685
Series T-56, Class A5, 5.23%, 5/25/2043	1,080	1,184
Series T-58, Class APO, PO, 9/25/2043	90	74
Series T-51, Class 1A, 6.50%, 9/25/2043(a)	46	53
Series T-59, Class 1AP, PO, 10/25/2043	88	45
Series T-62, Class 1A1, 3.68%, 10/25/2044(a)	1,159	1,169

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 4.47%, 10/25/2034(a)	312		312
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	269		221
Series 2007-FA4, Class 1A2, IF, IO, 3.22%, 8/25/2037‡(a)	3,961		685
First Horizon Mortgage Pass-Through Trust
Series 2004-AR7, Class 2A2, 4.54%, 2/25/2035(a)	127		127
Series 2005-AR1, Class 2A2, 4.87%, 4/25/2035(a)	110		113
FNMA Grantor Trust
Series 2001-T7, Class A1, 7.50%, 2/25/2041	404		468
Series 2001-T12, Class A2, 7.50%, 8/25/2041	256		297
Series 2001-T10, PO, 12/25/2041	16		15
Series 2002-T4, Class A2, 7.00%, 12/25/2041	165		187
Series 2002-T4, Class A3, 7.50%, 12/25/2041	373		431
Series 2002-T16, Class A2, 7.00%, 7/25/2042	146		170
Series 2002-T19, Class A2, 7.00%, 7/25/2042	325		376
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	265		296
Series 2004-T3, Class PT1, 10.49%, 1/25/2044(a)	201		240
FNMA REMIC
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(b)	—	(b)
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(b)	—	(b)
Series 1989-78, Class H, 9.40%, 11/25/2019	—	(b)	—	(b)
Series 1999-57, Class Z, 7.50%, 12/25/2019	2		2
Series 1990-60, Class K, 5.50%, 6/25/2020	—	(b)	—	(b)
Series 1990-93, Class G, 5.50%, 8/25/2020	—	(b)	—	(b)
Series 1990-102, Class J, 6.50%, 8/25/2020	3		3
Series 1990-95, Class J, HB, 1,118.04%, 8/25/2020	—	(b)	—	(b)
Series 1990-134, Class SC, IF, 17.96%, 11/25/2020(a)	—	(b)	—	(b)
Series 1990-140, Class K, HB, 652.15%, 12/25/2020	—	(b)	—	(b)
Series 1991-7, Class K, HB, 908.50%, 2/25/2021	—	(b)	—	(b)
Series 1991-44, Class G, 8.50%, 5/25/2021	4		5
Series 1991-60, Class PM, HB, 1,009.00%, 6/25/2021	—	(b)	—	(b)
Series G92-7, Class JQ, 8.50%, 1/25/2022	7		7
Series G92-14, Class Z, 7.00%, 2/25/2022	1		1
Series G92-12, Class B, 7.70%, 2/25/2022	—	(b)	—	(b)
Series 2007-15, Class NO, PO, 3/25/2022	32		31
Series 1992-101, Class J, 7.50%, 6/25/2022	2		2
Series G92-42, Class Z, 7.00%, 7/25/2022	2		2
Series G92-44, Class ZQ, 8.00%, 7/25/2022	1		1
Series 1996-59, Class J, 6.50%, 8/25/2022	2		2
Series G92-54, Class ZQ, 7.50%, 9/25/2022	6		6
Series G92-62, Class B, PO, 10/25/2022	2		2
Series G92-61, Class Z, 7.00%, 10/25/2022	24		25
Series G93-1, Class KA, 7.90%, 1/25/2023	17		19
Series 1993-108, Class D, PO, 2/25/2023	—	(b)	—	(b)
Series 1993-27, Class S, IF, 6.11%, 2/25/2023(a)	14		15
Series 1993-25, Class J, 7.50%, 3/25/2023	34		36
Series 1993-31, Class K, 7.50%, 3/25/2023	5		6
Series G93-17, Class SI, IF, 6.00%, 4/25/2023(a)	12		13
Series 1993-54, Class Z, 7.00%, 4/25/2023	65		68
Series 1998-43, Class SA, IF, IO, 16.63%, 4/25/2023(a)	30		7
Series 1993-62, Class SA, IF, 18.30%, 4/25/2023(a)	3		4
Series 1993-97, Class FA, 3.68%, 5/25/2023(a)	4		4
Series 2008-47, Class SI, IF, IO, 4.07%, 6/25/2023(a)	112		3
Series 1993-162, Class F, 3.38%, 8/25/2023(a)	8		8
Series 1996-14, Class SE, IF, IO, 8.20%, 8/25/2023(a)	46		6
Series 1993-228, Class G, PO, 9/25/2023	3		3
Series 2008-76, Class GF, 3.08%, 9/25/2023(a)	2		2
Series 1993-165, Class SD, IF, 12.82%, 9/25/2023(a)	1		2
Series 2000-18, Class EC, PO, 10/25/2023	87		83
Series 1993-179, Class SB, HB, IF, 25.56%, 10/25/2023(a)	14		17
Series 1993-230, Class FA, 3.03%, 12/25/2023(a)	3		3
Series 2002-1, Class UD, IF, 16.00%, 12/25/2023(a)	21		25
Series 1994-26, Class J, PO, 1/25/2024	203		194
Series 2009-9, IO, 5.00%, 2/25/2024	59		1

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-12, IO, 4.50%, 3/25/2024	4	—	(b)
Series 1994-37, Class L, 6.50%, 3/25/2024	19	20
Series G94-7, Class PJ, 7.50%, 5/17/2024	117	126
Series 2004-53, Class NC, 5.50%, 7/25/2024	121	127
Series 1995-2, Class Z, 8.50%, 1/25/2025	8	9
Series 2006-72, Class HO, PO, 8/25/2026	79	73
Series 2006-94, Class GI, IF, IO, 4.22%, 10/25/2026(a)	920	80
Series 2006-94, Class GK, HB, IF, 21.10%, 10/25/2026(a)	39	51
Series G97-2, Class ZA, 8.50%, 2/17/2027	29	34
Series 1997-20, IO, 1.84%, 3/25/2027(a)	9	—	(b)
Series 1997-27, Class J, 7.50%, 4/18/2027	5	6
Series 1997-24, Class Z, 8.00%, 4/18/2027	7	8
Series 1997-46, Class Z, 7.50%, 6/17/2027	152	169
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	5	1
Series 1998-30, Class ZA, 6.50%, 5/20/2028	333	367
Series 1998-36, Class ZB, 6.00%, 7/18/2028	39	42
Series 2002-7, Class FD, 3.13%, 4/25/2029(a)	92	93
Series 1999-62, Class PB, 7.50%, 12/18/2029	37	42
Series 2000-52, IO, 8.50%, 1/25/2031	6	1
Series 2002-60, Class FA, 3.18%, 2/25/2031(a)	308	312
Series 2002-60, Class FB, 3.18%, 2/25/2031(a)	308	312
Series 2001-4, Class ZA, 6.50%, 3/25/2031	287	320
Series 2001-7, Class PF, 7.00%, 3/25/2031	24	27
Series 2002-50, Class ZA, 6.00%, 5/25/2031	463	509
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	35	7
Series 2001-49, Class LZ, 8.50%, 7/25/2031	67	76
Series 2001-38, Class FB, 2.93%, 8/25/2031(a)	106	106
Series 2001-36, Class DE, 7.00%, 8/25/2031	62	71
Series 2001-44, Class PD, 7.00%, 9/25/2031	27	30
Series 2001-44, Class PU, 7.00%, 9/25/2031	70	81
Series 2001-53, Class FX, 2.78%, 10/25/2031(a)	270	271
Series 2003-52, Class SX, IF, 15.66%, 10/25/2031(a)	16	23
Series 2001-61, Class Z, 7.00%, 11/25/2031	148	171
Series 2001-72, Class SX, IF, 11.81%, 12/25/2031(a)	15	20
Series 2002-1, Class SA, IF, 17.29%, 2/25/2032(a)	8	11
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032(a)	181	8
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032(a)	10	12
Series 2002-30, Class Z, 6.00%, 5/25/2032	242	265
Series 2002-37, Class Z, 6.50%, 6/25/2032	16	18
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	363	51
Series 2004-61, Class FH, 3.23%, 11/25/2032(a)	1,442	1,456
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,533	1,733
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032(a)	58	66
Series 2004-59, Class BG, PO, 12/25/2032	86	77
Series 2002-77, Class S, IF, 10.03%, 12/25/2032(a)	41	50
Series 2003-2, Class F, 3.18%, 2/25/2033(a)	630	641
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	339	33
Series 2003-22, Class UD, 4.00%, 4/25/2033	472	500
Series 2003-39, IO, 6.00%, 5/25/2033(a)	27	6
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	567	121
Series 2004-4, Class QI, IF, IO, 4.67%, 6/25/2033(a)	207	9
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	726	166
Series 2004-4, Class QM, IF, 9.34%, 6/25/2033(a)	52	56
Series 2004-36, Class SN, IF, 9.34%, 7/25/2033(a)	12	12
Series 2003-132, Class OA, PO, 8/25/2033	27	25
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	74	7
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	253	41
Series 2003-74, Class SH, IF, 5.80%, 8/25/2033(a)	27	31
Series 2003-86, Class ZA, 5.50%, 9/25/2033	268	294
Series 2003-91, Class SD, IF, 8.45%, 9/25/2033(a)	40	47
Series 2003-105, Class AZ, 5.50%, 10/25/2033	1,553	1,726
Series 2003-116, Class SB, IF, IO, 5.17%, 11/25/2033(a)	299	51

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-44, Class P, PO, 12/25/2033	562	495
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	1,679	1,856
Series 2004-87, Class F, 3.18%, 1/25/2034(a)	233	238
Series 2003-130, Class SX, IF, 7.88%, 1/25/2034(a)	19	21
Series 2003-131, Class SK, IF, 11.34%, 1/25/2034(a)	37	41
Series 2004-10, Class SC, IF, 18.88%, 2/25/2034(a)	2	2
Series 2004-46, Class EP, PO, 3/25/2034	187	174
Series 2004-28, Class PF, 2.83%, 3/25/2034(a)	466	467
Series 2004-17, Class H, 5.50%, 4/25/2034	446	502
Series 2004-25, Class SA, IF, 12.84%, 4/25/2034(a)	126	166
Series 2004-46, Class SK, IF, 9.82%, 5/25/2034(a)	55	67
Series 2004-36, Class SA, IF, 12.84%, 5/25/2034(a)	198	274
Series 2004-46, Class QB, IF, 14.28%, 5/25/2034(a)	94	125
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,979	2,163
Series 2004-51, Class SY, IF, 9.38%, 7/25/2034(a)	25	30
Series 2014-44, Class B, 2.50%, 8/25/2034	928	908
Series 2005-67, Class HG, 5.50%, 1/25/2035	87	88
Series 2005-7, Class LO, PO, 2/25/2035	628	565
Series 2005-15, Class MO, PO, 3/25/2035	127	122
Series 2005-13, Class FL, 2.83%, 3/25/2035(a)	116	116
Series 2006-60, Class DO, PO, 4/25/2035	50	49
Series 2005-74, Class SK, IF, 13.45%, 5/25/2035(a)	287	350
Series 2005-56, Class S, IF, IO, 4.28%, 7/25/2035(a)	399	64
Series 2005-66, Class SV, IF, IO, 4.32%, 7/25/2035(a)	447	39
Series 2005-103, Class SC, IF, 6.71%, 7/25/2035(a)	292	354
Series 2005-66, Class SG, IF, 11.30%, 7/25/2035(a)	132	174
Series 2005-68, Class PG, 5.50%, 8/25/2035	367	402
Series 2005-73, Class PS, IF, 10.63%, 8/25/2035(a)	97	120
Series 2005-90, PO, 9/25/2035	168	159
Series 2005-90, Class AO, PO, 10/25/2035	55	51
Series 2010-39, Class OT, PO, 10/25/2035	188	171
Series 2005-84, Class XM, 5.75%, 10/25/2035	215	236
Series 2005-90, Class ES, IF, 10.80%, 10/25/2035(a)	353	448
Series 2005-106, Class US, IF, 15.66%, 11/25/2035(a)	225	311
Series 2006-15, Class OT, PO, 1/25/2036	12	12
Series 2006-8, Class WQ, PO, 3/25/2036	547	463
Series 2006-8, Class WN, IF, IO, 4.27%, 3/25/2036(a)	2,006	380
Series 2006-16, Class HZ, 5.50%, 3/25/2036	217	239
Series 2006-23, Class KO, PO, 4/25/2036	95	87
Series 2006-27, Class OH, PO, 4/25/2036	213	193
Series 2006-44, Class GO, PO, 6/25/2036	230	203
Series 2006-50, Class JO, PO, 6/25/2036	136	118
Series 2006-50, Class PS, PO, 6/25/2036	196	179
Series 2006-53, Class US, IF, IO, 4.15%, 6/25/2036(a)	362	58
Series 2007-101, Class A2, 2.68%, 6/27/2036(a)	328	322
Series 2006-113, PO, 7/25/2036	64	62
Series 2006-58, PO, 7/25/2036	234	207
Series 2006-58, Class AP, PO, 7/25/2036	80	70
Series 2006-65, Class QO, PO, 7/25/2036	94	83
Series 2006-56, Class FT, 3.18%, 7/25/2036(a)	886	957
Series 2006-63, Class ZH, 6.50%, 7/25/2036	270	312
Series 2006-72, Class TO, PO, 8/25/2036	108	94
Series 2006-79, Class DO, PO, 8/25/2036	152	139
Series 2007-7, Class SG, IF, IO, 4.07%, 8/25/2036(a)	254	60
Series 2006-77, Class PC, 6.50%, 8/25/2036	889	995
Series 2006-78, Class BZ, 6.50%, 8/25/2036	245	274
Series 2006-86, Class OB, PO, 9/25/2036	207	184
Series 2006-90, Class AO, PO, 9/25/2036	171	154
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	1,100	193
Series 2006-110, PO, 11/25/2036	115	101
Series 2006-111, Class EO, PO, 11/25/2036	66	59
Series 2006-105, Class ME, 5.50%, 11/25/2036	1,132	1,261

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-115, Class OK, PO, 12/25/2036	240	207
Series 2006-119, PO, 12/25/2036	70	63
Series 2006-118, Class A2, 2.57%, 12/25/2036(a)	146	145
Series 2006-120, Class PF, 2.68%, 12/25/2036(a)	221	220
Series 2006-117, Class GS, IF, IO, 4.22%, 12/25/2036(a)	238	36
Series 2006-120, IO, 6.50%, 12/25/2036	423	87
Series 2015-91, Class AC, 7.50%, 12/25/2036(a)	2,880	3,446
Series 2006-126, Class AO, PO, 1/25/2037	419	365
Series 2007-1, Class SD, HB, IF, 24.42%, 2/25/2037(a)	33	90
Series 2007-14, Class OP, PO, 3/25/2037	133	120
Series 2007-16, Class FC, 3.18%, 3/25/2037(a)	60	63
Series 2007-22, Class SC, IF, IO, 3.65%, 3/25/2037(a)	37	1
Series 2007-14, Class ES, IF, IO, 4.01%, 3/25/2037(a)	556	96
Series 2009-63, Class P, 5.00%, 3/25/2037	35	38
Series 2007-18, Class MZ, 6.00%, 3/25/2037	459	495
Series 2007-39, Class EF, 2.68%, 5/25/2037(a)	49	49
Series 2007-46, Class ZK, 5.50%, 5/25/2037	884	923
Series 2007-54, Class FA, 2.83%, 6/25/2037(a)	183	184
Series 2007-54, Class WI, IF, IO, 3.67%, 6/25/2037(a)	526	81
Series 2007-64, Class FB, 2.80%, 7/25/2037(a)	241	241
Series 2007-72, Class EK, IF, IO, 3.97%, 7/25/2037(a)	1,184	179
Series 2007-65, Class KI, IF, IO, 4.19%, 7/25/2037(a)	284	35
Series 2007-60, Class AX, IF, IO, 4.72%, 7/25/2037(a)	411	94
Series 2007-76, Class ZG, 6.00%, 8/25/2037	380	426
Series 2007-78, Class CB, 6.00%, 8/25/2037	151	170
Series 2007-79, Class SB, IF, 15.11%, 8/25/2037(a)	42	59
Series 2007-88, Class VI, IF, IO, 4.11%, 9/25/2037(a)	191	35
Series 2009-86, Class OT, PO, 10/25/2037	636	581
Series 2007-100, Class SM, IF, IO, 4.02%, 10/25/2037(a)	488	78
Series 2007-91, Class ES, IF, IO, 4.03%, 10/25/2037(a)	632	108
Series 2007-106, Class A7, 6.15%, 10/25/2037(a)	84	93
Series 2007-112, Class SA, IF, IO, 4.02%, 12/25/2037(a)	1,112	172
Series 2007-116, Class HI, IO, 1.18%, 1/25/2038(a)	1,057	42
Series 2008-1, Class BI, IF, IO, 3.48%, 2/25/2038(a)	371	57
Series 2008-12, Class CO, PO, 3/25/2038	779	686
Series 2008-16, Class IS, IF, IO, 3.77%, 3/25/2038(a)	174	19
Series 2008-10, Class XI, IF, IO, 3.80%, 3/25/2038(a)	173	18
Series 2008-20, Class SA, IF, IO, 4.56%, 3/25/2038(a)	339	67
Series 2009-79, Class UA, 7.00%, 3/25/2038	42	49
Series 2008-32, Class SA, IF, IO, 4.42%, 4/25/2038(a)	62	6
Series 2008-27, Class SN, IF, IO, 4.47%, 4/25/2038(a)	98	12
Series 2008-44, PO, 5/25/2038	18	15
Series 2008-53, Class CI, IF, IO, 4.77%, 7/25/2038(a)	163	24
Series 2011-47, Class ZA, 5.50%, 7/25/2038	592	658
Series 2008-80, Class SA, IF, IO, 3.42%, 9/25/2038(a)	301	46
Series 2008-81, Class SB, IF, IO, 3.42%, 9/25/2038(a)	193	16
Series 2008-80, Class GP, 6.25%, 9/25/2038	28	32
Series 2010-148, Class MA, 4.00%, 2/25/2039	170	172
Series 2009-6, Class GS, IF, IO, 4.12%, 2/25/2039(a)	163	29
Series 2009-4, Class BD, 4.50%, 2/25/2039	44	46
Series 2009-17, Class QS, IF, IO, 4.22%, 3/25/2039(a)	205	30
Series 2009-62, Class HJ, 6.00%, 5/25/2039	196	209
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	415	68
Series 2009-47, Class MT, 7.00%, 7/25/2039	29	33
Series 2009-69, PO, 9/25/2039	151	132
Series 2009-84, Class WS, IF, IO, 3.47%, 10/25/2039(a)	143	16
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	260	47
Series 2009-92, Class AD, 6.00%, 11/25/2039	269	293
Series 2009-99, Class SC, IF, IO, 3.75%, 12/25/2039(a)	110	14
Series 2009-103, Class MB, 4.59%, 12/25/2039(a)	904	961
Series 2009-99, Class WA, 6.30%, 12/25/2039(a)	543	607
Series 2009-113, Class FB, 2.98%, 1/25/2040(a)	152	153

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2009-112, Class ST, IF, IO, 3.82%, 1/25/2040(a)	322	49
Series 2010-23, Class KS, IF, IO, 4.67%, 2/25/2040(a)	296	49
Series 2010-1, Class WA, 6.23%, 2/25/2040(a)	1,198	1,321
Series 2010-16, Class WB, 6.21%, 3/25/2040(a)	1,913	2,180
Series 2010-16, Class WA, 6.44%, 3/25/2040(a)	978	1,118
Series 2010-49, Class SC, IF, 7.80%, 3/25/2040(a)	493	575
Series 2010-40, Class FJ, 3.03%, 4/25/2040(a)	245	247
Series 2010-35, Class SB, IF, IO, 3.99%, 4/25/2040(a)	256	34
Series 2010-43, Class FD, 3.03%, 5/25/2040(a)	546	551
Series 2010-42, Class S, IF, IO, 3.97%, 5/25/2040(a)	121	17
Series 2010-61, Class WA, 5.99%, 6/25/2040(a)	367	411
Series 2010-68, Class SA, IF, IO, 2.57%, 7/25/2040(a)	1,294	154
Series 2010-103, Class ME, 4.00%, 9/25/2040	1,085	1,152
Series 2010-111, Class AM, 5.50%, 10/25/2040	1,557	1,776
Series 2010-125, Class SA, IF, IO, 2.01%, 11/25/2040(a)	1,427	103
Series 2010-123, Class FL, 2.86%, 11/25/2040(a)	122	122
Series 2010-130, Class CY, 4.50%, 11/25/2040	2,721	3,044
Series 2010-147, Class SA, IF, IO, 4.10%, 1/25/2041(a)	2,792	554
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674	1,899
Series 2011-30, Class LS, IO, 1.75%, 4/25/2041(a)	805	46
Series 2011-75, Class FA, 2.98%, 8/25/2041(a)	190	191
Series 2011-118, Class LB, 7.00%, 11/25/2041	1,165	1,361
Series 2011-118, Class MT, 7.00%, 11/25/2041	1,915	2,240
Series 2011-118, Class NT, 7.00%, 11/25/2041	1,952	2,247
Series 2012-99, Class BY, 2.50%, 9/25/2042	2,588	2,494
Series 2003-7, Class A1, 6.50%, 12/25/2042	244	273
Series 2013-2, Class LZ, 3.00%, 2/25/2043	548	528
Series 2013-4, Class AJ, 3.50%, 2/25/2043	3,771	3,915
Series 2013-92, PO, 9/25/2043	2,242	1,869
Series 2013-101, Class DO, PO, 10/25/2043	2,297	1,884
Series 2013-135, PO, 1/25/2044	3,778	3,113
Series 2015-85, Class HD, 3.00%, 11/25/2045	750	724
Series 2018-63, Class DA, 3.50%, 9/25/2048	6,325	6,437
Series 2019-20, Class H, 3.50%, 5/25/2049	4,993	5,081
Series 2010-103, Class SB, IF, IO, 3.67%, 11/25/2049(a)	865	70
Series 2011-2, Class WA, 5.84%, 2/25/2051(a)	222	241
Series 2011-43, Class WA, 5.71%, 5/25/2051(a)	296	330
Series 2011-58, Class WA, 5.43%, 7/25/2051(a)	579	640
Series 2012-21, Class WA, 5.62%, 3/25/2052(a)	1,034	1,152
FNMA REMIC Trust
Series 2004-W4, Class A7, 5.50%, 6/25/2034	918	1,021
Series 2006-72, Class GO, PO, 8/25/2036	166	152
Series 2007-W2, Class 1A1, 2.75%, 3/25/2037(a)	267	267
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	144	159
Series 2007-W7, Class 1A4, HB, IF, 24.60%, 7/25/2037(a)	23	39
Series 2001-W3, Class A, 6.02%, 9/25/2041(a)	539	584
Series 2002-W10, IO, 0.91%, 8/25/2042(a)	1,936	45
Series 2003-W4, Class 2A, 6.50%, 10/25/2042(a)	30	34
Series 2003-W1, Class 1A1, 5.35%, 12/25/2042(a)	224	241
Series 2003-W1, Class 2A, 5.86%, 12/25/2042(a)	144	158
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	472	546
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	202	231
Series 2006-W3, Class 1AF1, 2.67%, 10/25/2046(a)	168	168
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,210	1,373
FNMA STRIPS
Series 356, Class 39, IO, 5.00%, 1/25/2020	15	—	(b)
Series 368, Class 3, IO, 4.50%, 11/25/2020	2	—	(b)
Series 213, Class 2, IO, 8.00%, 3/25/2023	75	8
Series 218, Class 2, IO, 7.50%, 4/25/2023	95	10
Series 265, Class 2, 9.00%, 3/25/2024	3	3
Series 300, Class 1, PO, 9/25/2024	98	93
Series 293, Class 1, PO, 12/25/2024	196	187
Series 285, Class 1, PO, 2/25/2027	6	5

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 331, Class 13, IO, 7.00%, 11/25/2032	168	34
Series 345, Class 6, IO, 5.00%, 12/25/2033(a)	84	13
Series 351, Class 7, IO, 5.00%, 4/25/2034(a)	184	28
Series 356, Class 3, IO, 5.00%, 1/25/2035	232	37
Series 365, Class 8, IO, 5.50%, 5/25/2036	295	61
Series 373, Class 1, PO, 7/25/2036	1,827	1,628
Series 374, Class 5, IO, 5.50%, 8/25/2036	107	19
Series 393, Class 6, IO, 5.50%, 4/25/2037	54	9
Series 383, Class 32, IO, 6.00%, 1/25/2038	250	53
FNMA Trust
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	3,753	4,140
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	280	318
Series 2003-W8, Class 3F1, 2.83%, 5/25/2042(a)	180	178
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	242	274
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	161	185
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	243	276
Series 2005-W3, Class 2AF, 2.65%, 3/25/2045(a)	488	486
Series 2005-W4, Class 3A, 4.34%, 6/25/2045(a)	1,265	1,338
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	190	212
Series 2006-W2, Class 1AF1, 2.65%, 2/25/2046(a)	266	266
GMACM Mortgage Loan Trust
Series 2003-AR2, Class 2A4, 4.80%, 12/19/2033(a)	569	581
Series 2003-J8, Class A, 5.25%, 12/25/2033	25	26
Series 2005-AR3, Class 3A4, 3.86%, 6/19/2035(a)	574	572
GNMA
Series 2002-33, Class SY, IF, 9.00%, 2/26/2023(a)	9	9
Series 2008-36, Class AY, 5.00%, 4/16/2023	50	51
Series 1994-7, Class PQ, 6.50%, 10/16/2024	220	220
Series 1999-4, Class ZB, 6.00%, 2/20/2029	95	95
Series 2000-36, Class IK, IO, 9.00%, 11/16/2030	7	—	(b)
Series 2000-36, Class HC, 7.33%, 11/20/2030	17	17
Series 2001-21, Class PE, 6.50%, 5/16/2031	336	374
Series 2001-35, Class SA, IF, IO, 5.81%, 8/16/2031(a)	57	1
Series 2002-41, Class LS, IF, 9.00%, 6/16/2032(a)	37	38
Series 2002-45, Class QE, 6.50%, 6/20/2032	68	68
Series 2002-47, Class PG, 6.50%, 7/16/2032	82	82
Series 2010-14, Class AO, PO, 12/20/2032	41	40
Series 2003-11, Class SK, IF, IO, 5.26%, 2/16/2033(a)	304	23
Series 2008-29, PO, 2/17/2033	60	59
Series 2003-24, PO, 3/16/2033	9	8
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	314	51
Series 2003-90, PO, 10/20/2033	24	22
Series 2010-41, Class WA, 5.82%, 10/20/2033(a)	1,114	1,248
Series 2003-112, Class SA, IF, IO, 4.11%, 12/16/2033(a)	364	52
Series 2005-24, Class ST, IF, 7.50%, 1/17/2034(a)	47	48
Series 2004-28, Class S, IF, 12.96%, 4/16/2034(a)	93	130
Series 2004-46, Class AO, PO, 6/20/2034	126	112
Series 2004-73, Class AE, IF, 9.83%, 8/17/2034(a)	44	48
Series 2010-103, Class WA, 5.71%, 8/20/2034(a)	582	646
Series 2004-73, Class JL, IF, IO, 4.11%, 9/16/2034(a)	1,226	194
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034(a)	31	33
Series 2004-90, Class SI, IF, IO, 3.66%, 10/20/2034(a)	393	54
Series 2005-68, Class DP, IF, 10.56%, 6/17/2035(a)	121	142
Series 2010-14, Class CO, PO, 8/20/2035	934	817
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035(a)	1,228	222
Series 2005-68, Class KI, IF, IO, 3.86%, 9/20/2035(a)	746	101
Series 2005-72, Class AZ, 5.50%, 9/20/2035	854	924
Series 2005-85, IO, 5.50%, 11/16/2035	307	65
Series 2010-14, Class BO, PO, 11/20/2035	143	126
Series 2006-16, Class OP, PO, 3/20/2036	130	121
Series 2006-22, Class AO, PO, 5/20/2036	88	81
Series 2006-38, Class SW, IF, IO, 4.06%, 6/20/2036(a)	208	10
Series 2006-34, PO, 7/20/2036	77	70
Series 2006-59, Class SD, IF, IO, 4.26%, 10/20/2036(a)	114	20

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2011-22, Class WA, 5.87%, 2/20/2037(a)	1,565	1,772
Series 2007-57, PO, 3/20/2037	348	321
Series 2007-17, Class JO, PO, 4/16/2037	97	82
Series 2007-17, Class JI, IF, IO, 4.37%, 4/16/2037(a)	705	123
Series 2010-129, Class AW, 6.01%, 4/20/2037(a)	588	651
Series 2007-31, Class AO, PO, 5/16/2037	454	425
Series 2007-25, Class FN, 2.74%, 5/16/2037(a)	75	75
Series 2007-28, Class BO, PO, 5/20/2037	18	15
Series 2007-26, Class SC, IF, IO, 3.76%, 5/20/2037(a)	361	43
Series 2007-36, Class HO, PO, 6/16/2037	18	15
Series 2007-36, Class SE, IF, IO, 4.03%, 6/16/2037(a)	355	47
Series 2007-36, Class SG, IF, IO, 4.03%, 6/20/2037(a)	521	79
Series 2007-45, Class QA, IF, IO, 4.20%, 7/20/2037(a)	150	19
Series 2007-40, Class SD, IF, IO, 4.31%, 7/20/2037(a)	365	50
Series 2007-42, Class SB, IF, IO, 4.31%, 7/20/2037(a)	359	61
Series 2007-50, Class AI, IF, IO, 4.33%, 8/20/2037(a)	245	26
Series 2008-20, PO, 9/20/2037	70	68
Series 2007-53, Class SW, IF, 12.88%, 9/20/2037(a)	49	62
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	275	27
Series 2009-79, Class OK, PO, 11/16/2037	251	225
Series 2007-74, Class SL, IF, IO, 4.10%, 11/16/2037(a)	965	163
Series 2007-76, Class SA, IF, IO, 4.09%, 11/20/2037(a)	288	37
Series 2007-79, Class SY, IF, IO, 4.11%, 12/20/2037(a)	409	56
Series 2008-2, Class MS, IF, IO, 4.72%, 1/16/2038(a)	217	37
Series 2008-1, PO, 1/20/2038	53	46
Series 2015-137, Class WA, 5.48%, 1/20/2038(a)	470	530
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	705	137
Series 2008-10, Class S, IF, IO, 3.39%, 2/20/2038(a)	165	19
Series 2009-106, Class ST, IF, IO, 3.56%, 2/20/2038(a)	999	148
Series 2008-33, Class XS, IF, IO, 5.26%, 4/16/2038(a)	153	27
Series 2008-36, Class SH, IF, IO, 3.86%, 4/20/2038(a)	367	51
Series 2012-52, Class WA, 6.16%, 4/20/2038(a)	3,892	4,453
Series 2008-40, Class SA, IF, IO, 3.96%, 5/16/2038(a)	1,408	222
Series 2008-55, Class SA, IF, IO, 3.76%, 6/20/2038(a)	178	28
Series 2008-62, Class SA, IF, IO, 3.71%, 7/20/2038(a)	1,144	168
Series 2008-71, Class SC, IF, IO, 3.56%, 8/20/2038(a)	68	9
Series 2012-59, Class WA, 5.57%, 8/20/2038(a)	741	841
Series 2009-25, Class SE, IF, IO, 5.16%, 9/20/2038(a)	173	25
Series 2011-97, Class WA, 6.13%, 11/20/2038(a)	1,750	1,983
Series 2008-93, Class AS, IF, IO, 3.26%, 12/20/2038(a)	269	28
Series 2008-96, Class SL, IF, IO, 3.56%, 12/20/2038(a)	194	18
Series 2008-95, Class DS, IF, IO, 4.86%, 12/20/2038(a)	693	91
Series 2011-163, Class WA, 5.86%, 12/20/2038(a)	1,756	1,985
Series 2009-65, Class IQ, IO, 6.00%, 12/20/2038	78	6
Series 2009-6, Class SA, IF, IO, 3.66%, 2/16/2039(a)	234	29
Series 2009-10, Class SA, IF, IO, 3.51%, 2/20/2039(a)	390	45
Series 2009-24, Class DS, IF, IO, 3.86%, 3/20/2039(a)	47	1
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	1,236	234
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	243	51
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	292	70
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	92	16
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	210	46
Series 2009-102, Class SM, IF, IO, 3.96%, 6/16/2039(a)	246	7
Series 2009-43, Class SA, IF, IO, 3.51%, 6/20/2039(a)	258	33
Series 2009-42, Class SC, IF, IO, 3.64%, 6/20/2039(a)	491	58
Series 2009-64, Class SN, IF, IO, 3.66%, 7/16/2039(a)	441	46
Series 2009-54, Class JZ, 5.50%, 7/20/2039	1,738	1,958
Series 2009-67, Class SA, IF, IO, 3.61%, 8/16/2039(a)	374	53
Series 2009-72, Class SM, IF, IO, 3.81%, 8/16/2039(a)	683	92
Series 2009-104, Class AB, 7.00%, 8/16/2039	603	664
Series 2009-106, Class AS, IF, IO, 3.96%, 11/16/2039(a)	749	96
Series 2015-91, Class W, 5.25%, 5/20/2040(a)	1,414	1,566
Series 2013-75, Class WA, 5.17%, 6/20/2040(a)	703	773

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2011-137, Class WA, 5.56%, 7/20/2040(a)	2,414	2,719
Series 2010-130, Class CP, 7.00%, 10/16/2040	532	618
Series 2010-157, Class OP, PO, 12/20/2040	1,558	1,330
Series 2011-100, Class MY, 4.00%, 7/20/2041	2,000	2,142
Series 2012-24, Class WA, 5.57%, 7/20/2041(a)	3,480	3,932
Series 2013-26, Class AK, 4.66%, 9/20/2041(a)	1,833	1,984
Series 2014-188, Class W, 4.60%, 10/20/2041(a)	1,818	1,960
Series 2012-141, Class WA, 4.53%, 11/16/2041(a)	5,287	5,801
Series 2012-141, Class WC, 3.70%, 1/20/2042(a)	3,142	3,322
Series 2012-141, Class WB, 3.98%, 9/16/2042(a)	4,499	4,786
Series 2012-138, Class PT, 3.99%, 11/16/2042(a)	4,467	4,743
Series 2013-54, Class WA, 4.75%, 11/20/2042(a)	2,553	2,774
Series 2017-99, Class PT, 6.01%, 8/20/2044(a)	1,550	1,767
Series 2019-31, Class HC, 3.50%, 5/20/2046	6,482	6,580
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	7,185	1,177
Series 2012-H24, Class FG, 2.92%, 4/20/2060(a)	273	272
Series 2013-H03, Class FA, 2.79%, 8/20/2060(a)	61	61
Series 2013-H05, Class FB, 2.89%, 2/20/2062(a)	97	97
Series 2013-H07, Class MA, 3.04%, 4/20/2062(a)	484	484
Series 2013-H02, Class HF, 2.79%, 11/20/2062(a)	64	64
Series 2013-H01, Class JA, 2.81%, 1/20/2063(a)	4,017	4,001
Series 2013-H04, Class SA, 2.91%, 2/20/2063(a)	2,430	2,424
Series 2013-H08, Class FC, 2.94%, 2/20/2063(a)	3,366	3,363
Series 2013-H08, Class BF, 2.89%, 3/20/2063(a)	1,731	1,726
Series 2013-H07, Class HA, 2.90%, 3/20/2063(a)	4,753	4,743
Series 2013-H09, Class HA, 1.65%, 4/20/2063	3,288	3,249
Series 2014-H17, Class FC, 2.99%, 7/20/2064(a)	901	901
Series 2015-H32, Class FH, 3.15%, 12/20/2065(a)	3,969	3,995
Series 2016-H13, Class FD, 2.86%, 5/20/2066(a)	6,484	6,499
Series 2016-H13, Class FT, 3.07%, 5/20/2066(a)	4,114	4,119
Series 2016-H11, Class FD, 3.13%, 5/20/2066(a)	2,144	2,175
Series 2016-H16, Class FC, 3.10%, 7/20/2066(a)	7,457	7,549
Series 2016-H26, Class FC, 3.49%, 12/20/2066(a)	1,668	1,695
Series 2017-H08, Class XI, IO, 2.21%, 3/20/2067(a)	6,929	843
Series 2017-H11, Class XI, IO, 2.17%, 5/20/2067(a)	18,478	2,095
Series 2017-H14, Class XI, IO, 1.63%, 6/20/2067(a)	8,202	774
Series 2017-H14, Class AI, IO, 2.03%, 6/20/2067(a)	9,730	1,057
Series 2019-H09, Class IB, IO, 1.79%, 4/20/2069(a)	34,211	1,582
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	3,770	3,711
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032(a)(c)	303	297
Series 2004-4, Class 1AF, 2.83%, 6/25/2034(a)(c)	145	137
Series 2005-RP2, Class 1AF, 2.78%, 3/25/2035(a)(c)	284	263
Series 2005-RP3, Class 1AS, IO, 2.03%, 9/25/2035‡(a)(c)	800	86
Series 2005-RP3, Class 1AF, 2.78%, 9/25/2035(a)(c)	1,760	1,557
Series 2006-RP2, Class 1AS2, IF, IO, 3.60%, 4/25/2036‡(a)(c)	1,635	231
GSR Mortgage Loan Trust
Series 2003-6F, Class A2, 2.83%, 9/25/2032(a)	12	12
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	248	260
Series 2003-13, Class 1A1, 4.28%, 10/25/2033(a)	55	58
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	24	28
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	420	433
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	335	347
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	208	218
Series 2005-5F, Class 8A3, 2.93%, 6/25/2035(a)	65	61
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	647	682
Series 2006-1F, Class 1AP, PO, 2/25/2036‡	135	115
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	2,314	1,935
Headlands Residential LLC
Series 2017-RPL1, Class A, 3.88%, 8/25/2022(c)(d)	3,325	3,298
4.25%, 6/25/2023(a)	3,570	3,579
Impac CMB Trust Series 2005-2, Class 2M1, 3.21%, 4/25/2035‡(a)	72	68

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	419		442
Impac Secured Assets Trust Series 2006-2, Class 2A1, 2.78%, 8/25/2036(a)	284		284
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.99%, 3/25/2036(a)	126		115
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A2, 4.63%, 11/25/2033(a)	288		298
Series 2006-A2, Class 5A3, 4.63%, 11/25/2033(a)	521		539
Series 2004-A3, Class 4A1, 4.75%, 7/25/2034(a)	81		83
Series 2006-A3, Class 6A1, 4.12%, 8/25/2034(a)	120		120
Series 2006-A2, Class 4A1, 4.58%, 8/25/2034(a)	423		442
Series 2004-A4, Class 1A1, 4.64%, 9/25/2034(a)	96		101
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	12		12
Series 2005-A1, Class 3A4, 4.74%, 2/25/2035(a)	260		269
Series 2007-A1, Class 5A2, 4.68%, 7/25/2035(a)	162		168
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.79%, 4/25/2036(a)	258		227
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	138		129
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	485		333
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.83%, 4/21/2034(a)	96		100
Series 2004-3, Class 4A2, 4.22%, 4/25/2034(a)	45		43
Series 2004-4, Class 2A1, 4.26%, 5/25/2034(a)	20		20
Series 2004-13, Class 3A7, 4.55%, 11/21/2034(a)	506		526
Series 2004-15, Class 3A1, 4.86%, 12/25/2034(a)	156		153
MASTR Alternative Loan Trust
Series 2003-8, Class 5A1, 5.00%, 11/25/2018	1		1
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	8		8
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	212		225
Series 2003-8, Class 3A1, 5.50%, 12/25/2033	66		68
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	79		82
Series 2004-1, Class 30PO, PO, 2/25/2034‡	59		53
Series 2004-3, Class 30PO, PO, 4/25/2034‡	127		110
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034‡	81		16
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	191		203
Series 2004-5, Class 30PO, PO, 6/25/2034‡	162		150
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034‡	52		9
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034‡	64		14
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	637		659
Series 2004-7, Class 30PO, PO, 8/25/2034‡	43		37
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034‡	210		33
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035‡	1,254		224
MASTR Asset Securitization Trust
Series 2003-11, Class 15PO, PO, 12/25/2018‡	—	(b)	—	(b)
Series 2004-8, PO, 8/25/2019‡	1		1
Series 2004-8, Class 1A1, 4.75%, 8/25/2019	—	(b)	—	(b)
Series 2004-9, Class 5A1, 5.25%, 9/25/2019	—	(b)	1
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	50		50
Series 2004-P7, Class A6, 5.50%, 12/27/2033(c)	103		105
Series 2004-1, Class 30PO, PO, 2/25/2034‡	10		9
Series 2004-3, PO, 3/25/2034‡	4		3
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 2.78%, 5/25/2035(a)(c)	1,615		1,169
MASTR Resecuritization Trust Series 2005-PO, Class 3PO, PO, 5/28/2035‡(c)	125		103
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 3.52%, 3/25/2028(a)	135		136
Series 2003-E, Class A1, 3.05%, 10/25/2028(a)	515		518
Series 2003-F, Class A1, 3.07%, 10/25/2028(a)	879		879
Series 2004-D, Class A2, 3.42%, 9/25/2029(a)	358		353
Series 2004-E, Class A2A, 3.38%, 11/25/2029(a)	175		176
Series 2003-A5, Class 2A6, 4.54%, 8/25/2033(a)	204		214
Series 2004-A4, Class A2, 4.32%, 8/25/2034(a)	322		333
Series 2004-1, Class 2A1, 4.36%, 12/25/2034(a)	257		259
Series 2005-A1, Class 3A, 4.60%, 12/25/2034(a)	37		39
Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4, Class 2A, 4.88%, 7/25/2033(a)	79		79

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
ML Trust XLVII Series 47, Class Z, 8.99%, 10/20/2020‡	—	(b)	—	(b)
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034(a)	383		413
MortgageIT Trust Series 2005-5, Class A1, 2.95%, 12/25/2035(a)	91		91
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034(a)(c)	311		311
New Residential Mortgage Loan Trust Series 2019-RPL1, Class A1, 4.33%, 2/26/2024(c)(d)	2,939		2,974
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	23		25
Series 2003-A1, Class A1, 5.50%, 5/25/2033	22		23
Series 2003-A1, Class A2, 6.00%, 5/25/2033	36		37
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	304		323
Series 2004-1, Class 2A3, 5.25%, 8/25/2034	11		11
Series 2005-4, Class 2PO, PO, 10/25/2035‡	129		76
Provident Funding Mortgage Loan Trust Series 2005-1, Class 2A1, 4.85%, 5/25/2035(a)	50		50
RALI Trust
Series 2002-QS16, Class A3, IF, 11.54%, 10/25/2017(a)	—	(b)	—	(b)
Series 2003-QS9, Class A3, IF, IO, 5.12%, 5/25/2018‡(a)	2		—	(b)
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018‡	—	(b)	—	(b)
Series 2003-QS12, Class A2A, IF, IO, 5.17%, 6/25/2018‡(a)	1		—	(b)
Series 2003-QS14, Class A1, 5.00%, 7/25/2018	3		3
Series 2004-QA4, Class NB3, 5.20%, 9/25/2034‡(a)	240		247
Series 2004-QA6, Class NB2, 4.34%, 12/26/2034(a)	111		99
Series 2005-QA6, Class A32, 5.26%, 5/25/2035(a)	674		508
Series 2005-QA10, Class A31, 4.81%, 9/25/2035(a)	107		96
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	208		195
RBSSP Resecuritization Trust
Series 2009-12, Class 1A1, 5.44%, 11/25/2033(a)(c)	234		240
Series 2009-1, Class 1A1, 6.50%, 2/26/2036(a)(c)	344		358
RCO Trust
Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(c)	2,951		2,927
Series 2017-INV1, Class M1, 3.90%, 11/25/2052‡(a)(c)	3,073		3,104
REPO FUNDS 5/1/2020‡	5,499		5,499
Residential Asset Securitization Trust
Series 2003-A14, Class A1, 4.75%, 2/25/2019	1		1
Series 2003-A5, Class A1, 5.50%, 6/25/2033	144		147
Series 2004-IP2, Class 1A1, 4.59%, 12/25/2034(a)	374		387
Series 2005-A2, Class A4, IF, IO, 2.62%, 3/25/2035‡(a)	2,305		170
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036‡	937		207
Series 2006-A4, Class 2A5, 6.00%, 5/25/2036	357		347
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	244		203
RFMSI Trust Series 2005-SA4, Class 1A1, 4.01%, 9/25/2035(a)	159		146
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,619		2,666
Series 2019-1, Class M55D, 4.00%, 7/25/2058	6,234		6,512
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 3.20%, 4/20/2033(a)	355		352
Series 2004-8, Class A1, 3.14%, 9/20/2034(a)	611		613
Series 2004-8, Class A2, 3.49%, 9/20/2034(a)	540		539
Series 2004-9, Class A1, 3.12%, 10/20/2034(a)	1,297		1,277
Series 2004-10, Class A1A, 3.06%, 11/20/2034(a)	468		471
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 3.10%, 10/19/2034(a)	680		681
Series 2005-AR5, Class A3, 2.69%, 7/19/2035(a)	1,178		1,166
Structured Asset Securities Corp. Series 2003-37A, Class 2A, 4.53%, 12/25/2033(a)	831		850
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3, 4.44%, 11/25/2033(a)	209		212
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 3.07%, 9/25/2043(a)	48		48
Series 2004-1, Class II2A, 3.75%, 3/25/2044‡(a)	47		47
VCAT LLC Series 2019-NPL1, Class A1, 4.36%, 2/25/2049(c)(d)	4,183		4,222
Vendee Mortgage Trust
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	1,123		1,196
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	222		246

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	123		136
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	264		294
Series 1998-1, Class 2E, 7.00%, 3/15/2028	186		209
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-CB2, Class 5A, 5.00%, 7/25/2019	—	(b)	—	(b)
Series 2004-CB2, Class 7A, 5.50%, 8/25/2019	1		1
Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	4		4
Series 2003-S1, Class A5, 5.50%, 4/25/2033	261		271
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	82		84
Series 2003-AR7, Class A7, 4.16%, 8/25/2033(a)	249		255
Series 2003-AR8, Class A, 4.26%, 8/25/2033(a)	222		229
Series 2003-AR9, Class 1A6, 4.34%, 9/25/2033(a)	809		838
Series 2003-AR9, Class 2A, 4.38%, 9/25/2033(a)	184		189
Series 2003-S9, Class P, PO, 10/25/2033‡	10		9
Series 2003-AR11, Class A6, 4.34%, 10/25/2033(a)	567		586
Series 2003-S9, Class A8, 5.25%, 10/25/2033	640		657
Series 2004-AR3, Class A1, 4.51%, 6/25/2034(a)	50		51
Series 2004-AR3, Class A2, 4.51%, 6/25/2034(a)	339		349
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	1,075		1,135
Series 2006-AR10, Class 2P, 3.96%, 9/25/2036‡(a)	70		59
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-4, Class DP, PO, 6/25/2020‡	41		34
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	68		68
Series 2005-2, Class 1A4, IF, IO, 2.62%, 4/25/2035‡(a)	3,504		375
Series 2005-4, Class CB7, 5.50%, 6/25/2035	466		454
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	358		345
Series 2005-11, Class A4, IF, IO, 2.52%, 1/25/2036‡(a)	5,392		554
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	252		279
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-G, Class A1, 4.46%, 6/25/2033(a)	512		527
Series 2003-K, Class 1A1, 4.68%, 11/25/2033(a)	91		94
Series 2003-K, Class 1A2, 4.68%, 11/25/2033(a)	25		26
Series 2004-B, Class A1, 4.94%, 2/25/2034(a)	48		49
Series 2005-AR16, Class 2A1, 5.01%, 2/25/2034(a)	116		119
Series 2004-I, Class 1A1, 4.87%, 7/25/2034(a)	567		591
Series 2004-P, Class 2A1, 4.65%, 9/25/2034(a)	861		893
Series 2004-S, Class A1, 4.69%, 9/25/2034(a)	740		767
Series 2004-Q, Class 1A3, 4.72%, 9/25/2034(a)	31		31
Series 2004-V, Class 1A1, 4.74%, 10/25/2034(a)	221		229
Series 2004-U, Class A1, 4.84%, 10/25/2034(a)	732		746
Series 2004-EE, Class 3A1, 4.77%, 12/25/2034(a)	176		182
Series 2004-EE, Class 2A1, 4.80%, 12/25/2034(a)	252		260
Series 2004-EE, Class 2A2, 4.80%, 12/25/2034(a)	31		33
Series 2005-AR8, Class 2A1, 4.97%, 6/25/2035(a)	198		206
Series 2005-9, Class 1APO, PO, 10/25/2035‡	48		46
Series 2007-7, Class A7, 6.00%, 6/25/2037	273		278
Series 2007-11, Class A14, 6.00%, 8/25/2037	195		196

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $441,714)			457,752

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.1%
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A, 2.96%, 12/10/2030(c)	7,578		7,751
Series 2014-520M, Class A, 4.18%, 8/15/2046(a)(c)	1,000		1,097
Series 2014-520M, Class C, 4.21%, 8/15/2046‡(a)(c)	2,500		2,412
Series 2016-FR14, Class A, 2.99%, 2/27/2048(a)(c)	5,185		5,015
BAMLL Re-REMIC Trust
Series 2016-FR16, Class A, 0.94%, 5/27/2021(a)(c)	1,985		1,892
Series 2014-FRR5, Class AK30, PO, 6/27/2045(c)	4,500		3,765
Series 2016-FR13, Class A, 1.64%, 8/27/2045(a)(c)	6,365		5,862
Series 2015-FR11, Class AK25, 2.60%, 9/27/2045(a)(c)	4,500		4,340
Series 2014-FRR5, Class A714, PO, 1/27/2047(c)	3,000		2,827
Series 2014-FRR8, Class A, 2.18%, 11/26/2047(a)(c)	3,585		3,166

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.79%, 3/15/2036‡(a)(c)	2,000	2,000
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 6/5/2030(c)	966	963
Series 2012-SHOW, Class A, 3.43%, 11/5/2036(c)	4,100	4,242
Series 2012-SHOW, Class E, 4.03%, 11/5/2036(a)(c)	3,575	3,534
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030(c)	1,500	1,601
Series 2018-HOME, Class A, 3.82%, 4/10/2033(a)(c)	3,570	3,773
Series 2013-SFS, Class A2, 2.99%, 4/12/2035(a)(c)	1,247	1,270
Series 2006-GG7, Class AM, 5.66%, 7/10/2038(a)	172	173
Series 2013-CR9, Class XB, IO, 0.22%, 7/10/2045‡(a)(c)	140,329	1,238
Series 2012-CR2, Class XA, IO, 1.65%, 8/15/2045‡(a)	4,835	206
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	1,500	1,583
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	1,542	1,624
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	1,562	1,649
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class UESB, 4.24%, 10/15/2032‡(a)(c)	7,969	8,208
Series 2017-CX10, Class UESC, 4.24%, 10/15/2032‡(a)(c)	2,900	2,942
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037‡(c)	1,700	1,659
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034(c)	1,373	1,371
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	168	167
Series KJ09, Class A2, 2.84%, 9/25/2022	2,069	2,105
Series KJ07, Class A2, 2.31%, 12/25/2022	4,358	4,359
Series KS01, Class A2, 2.52%, 1/25/2023	2,000	2,010
Series KPLB, Class A, 2.77%, 5/25/2025	321	326
Series K065, Class A2, 3.24%, 4/25/2027	1,848	1,934
Series K065, Class AM, 3.33%, 5/25/2027	993	1,041
Series K070, Class A2, 3.30%, 11/25/2027(a)	1,529	1,607
Series K077, Class AM, 3.85%, 5/25/2028(a)	4,025	4,387
Series K081, Class A2, 3.90%, 8/25/2028(a)	2,645	2,904
Series K082, Class A2, 3.92%, 9/25/2028(a)	6,707	7,387
Series K083, Class A2, 4.05%, 9/25/2028(a)	2,155	2,393
Series K087, Class A2, 3.77%, 12/25/2028	1,910	2,083
Series K088, Class A2, 3.69%, 1/25/2029	3,480	3,774
FNMA ACES
Series 2010-M1, Class A2, 4.45%, 9/25/2019	1,126	1,127
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	5,000	4,970
Series 2014-M3, Class A2, 3.47%, 1/25/2024(a)	2,391	2,502
Series 2014-M9, Class A2, 3.10%, 7/25/2024(a)	1,640	1,690
Series 2015-M3, Class A2, 2.72%, 10/25/2024	3,000	3,039
Series 2015-M7, Class A2, 2.59%, 12/25/2024	1,230	1,244
Series 2015-M2, Class A3, 3.04%, 12/25/2024(a)	2,185	2,255
Series 2015-M13, Class A2, 2.71%, 6/25/2025(a)	3,091	3,133
Series 2016-M6, Class A2, 2.49%, 5/25/2026	4,500	4,476
Series 2017-M3, Class A2, 2.48%, 12/25/2026(a)	10,000	9,905
Series 2015-M10, Class A2, 3.09%, 4/25/2027(a)	7,777	7,997
Series 2017-M8, Class A2, 3.06%, 5/25/2027(a)	2,860	2,958
Series 2017-M12, Class A2, 3.08%, 6/25/2027(a)	5,122	5,311
Series 2017-M15, Class A2, 2.96%, 9/25/2027(a)	5,000	5,130
Series 2018-M7, Class A2, 3.05%, 3/25/2028(a)	4,377	4,516
Series 2018-M14, Class A2, 3.58%, 8/25/2028(a)	4,000	4,298
Series 2019-M1, Class A2, 3.56%, 9/25/2028(a)	4,615	4,942
Series 2019-M2, Class A2, 3.63%, 11/25/2028(a)	5,625	6,057
Series 2017-M5, Class A2, 3.18%, 4/25/2029(a)	9,889	10,210
Series 2018-M3, Class A2, 3.09%, 2/25/2030(a)	1,255	1,289
FNMA Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	5,869	5,931
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.39%, 7/25/2022(a)(c)	6,000	6,106
Series 2014-K39, Class C, 4.16%, 8/25/2047(a)(c)	3,099	3,183
Series 2014-K41, Class C, 3.83%, 11/25/2047(a)(c)	1,830	1,845
Series 2014-K40, Class C, 4.07%, 11/25/2047(a)(c)	1,626	1,659

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-K45, Class B, 3.59%, 4/25/2048(a)(c)	5,075	5,169
Series 2015-K46, Class C, 3.69%, 4/25/2048(a)(c)	3,000	2,979
Series 2015-K48, Class B, 3.64%, 8/25/2048(a)(c)	5,545	5,603
Series 2015-K48, Class C, 3.64%, 8/25/2048(a)(c)	5,000	4,898
Series 2015-K49, Class C, 3.72%, 10/25/2048(a)(c)	3,000	2,973
Series 2015-K50, Class B, 3.78%, 10/25/2048(a)(c)	2,100	2,145
Series 2015-K51, Class B, 3.95%, 10/25/2048(a)(c)	1,000	1,035
Series 2016-K722, Class B, 3.84%, 7/25/2049(a)(c)	5,250	5,364
Series 2016-K59, Class B, 3.58%, 11/25/2049(a)(c)	1,902	1,917
Series 2019-K87, Class B, 4.32%, 1/25/2051(a)(c)	5,434	5,786
GS Mortgage Securities Corp. II Series 2013-KING, Class A, 2.71%, 12/10/2027(c)	2,350	2,348
GS Mortgage Securities Corp. Trust Series 2012-SHOP, Class XA, IO, 1.30%, 6/5/2031‡(a)(c)	20,000	—	(b)
GS Mortgage Securities Trust Series 2006-GG8, Class X, IO, 0.87%, 11/10/2039‡(a)(c)	2,303	17
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB15, Class X1, IO, 0.23%, 6/12/2043‡(a)	7,474	8
JPMCC Re-REMIC Trust
Series 2015-FRR2, Class AK36, 2.23%, 12/27/2046(a)(c)	3,500	3,258
Series 2014-FRR1, Class BK10, 2.49%, 11/27/2049‡(a)(c)	3,500	3,438
Series 2014-FRR1, Class AK10, 4.29%, 11/27/2049(c)	456	454
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036(c)	2,686	2,850
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class XCL, IO, 0.38%, 2/15/2041‡(a)(c)	2,582	—	(b)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	849	862
Morgan Stanley Capital I Trust
Series 2012-C4, Class A3, 2.99%, 3/15/2045	613	614
Series 2011-C3, Class A3, 4.05%, 7/15/2049	384	384
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 5.09%, 4/14/2036‡(a)(c)	3,000	3,011
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031(c)	2,123	2,154
UBS Commercial Mortgage Trust Series 2012-C1, Class XA, IO, 2.06%, 5/10/2045(a)(c)	6,162	290
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(c)	3,015	3,081
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	857	881
Series 2012-C2, Class XA, IO, 1.32%, 5/10/2063‡(a)(c)	10,550	363
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,300	1,340
VNDO Mortgage Trust
Series 2013-PENN, Class A, 3.81%, 12/13/2029(c)	2,500	2,541
Series 2012-6AVE, Class A, 3.00%, 11/15/2030(c)	2,991	3,042
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.08%, 3/15/2045‡(a)(c)	5,406	—	(b)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class A, 2.71%, 3/18/2028(a)(c)	3,000	2,996
Series 2015-C30, Class A4, 3.66%, 9/15/2058	1,458	1,537
WFRBS Commercial Mortgage Trust
Series 2011-C3, Class A4, 4.38%, 3/15/2044(c)	1,250	1,286
Series 2013-C11, Class D, 4.26%, 3/15/2045‡(a)(c)	750	739
Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,200	1,224

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $283,730)		295,000

ASSET-BACKED SECURITIES — 11.6%
ABFC Trust Series 2005-AQ1, Class A4, 4.74%, 1/25/2034‡(d)	389	397
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033‡(c)	3,102	3,167
Ajax Mortgage Loan Trust Series 2017-A, Class A, 3.47%, 4/25/2057‡(c)(d)	1,585	1,582
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 4/17/2052‡(c)	1,851	1,906
Series 2015-SFR1, Class D, 4.41%, 4/17/2052‡(c)	4,390	4,569
Series 2015-SFR1, Class E, 5.64%, 4/17/2052‡(c)	3,975	4,315
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036‡(c)	3,169	3,307
Series 2014-SFR2, Class D, 5.15%, 10/17/2036‡(c)	4,085	4,388

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-SFR2, Class E, 6.23%, 10/17/2036(c)	1,500	1,671
Series 2014-SFR3, Class B, 4.20%, 12/17/2036‡(c)	5,850	6,116
Series 2014-SFR3, Class C, 4.60%, 12/17/2036(c)	1,570	1,658
Series 2014-SFR3, Class D, 5.04%, 12/17/2036‡(c)	3,650	3,907
Series 2014-SFR3, Class E, 6.42%, 12/17/2036‡(c)	3,172	3,553
Series 2015-SFR2, Class A, 3.73%, 10/17/2052‡(c)	1,876	1,961
Series 2015-SFR2, Class D, 5.04%, 10/17/2052‡(c)	3,100	3,343
Series 2015-SFR2, Class E, 6.07%, 10/17/2052‡(c)	3,600	4,016
Anchor Assets IX LLC
Series 2016-1, Class A, 5.13%, 2/15/2020‡(c)	3,797	3,797
Series 2016-1, Class B, 6.25%, 2/15/2020‡(c)	5,725	5,725
B2R Mortgage Trust
Series 2015-1, Class A1, 2.52%, 5/15/2048‡(c)	984	979
Series 2015-2, Class A, 3.34%, 11/15/2048(c)	1,950	1,952
Series 2016-1, Class A, 2.57%, 6/15/2049(c)	2,079	2,065
Series 2016-1, Class B, 3.87%, 6/15/2049‡(c)	2,000	2,009
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(c)	315	314
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023‡	3,896	3,888
Series 2018-SFR1, Class A, 5.25%, 6/5/2028‡(c)	2,853	2,853
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032‡(d)	965	958
Series 2003-4, Class 1A5, 5.19%, 5/25/2033‡(d)	513	525
Series 2003-6, Class 1A7, 5.03%, 11/25/2034(d)	376	391
Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-UP1, Class A, 3.95%, 4/25/2032‡(c)(d)	20	20
Citigroup Mortgage Loan Trust, Inc. Series 2003-HE3, Class A, 3.19%, 12/25/2033(a)	16	16
Colony American Finance Ltd. (Cayman Islands)
Series 2016-1, Class A, 2.54%, 6/15/2048(c)	476	473
Series 2016-2, Class A, 2.55%, 11/15/2048(c)	1,531	1,522
CoreVest American Finance Trust Series 2017-2, Class M, 5.62%, 12/25/2027‡(c)	2,200	2,323
Diamond Resorts Owner Trust
Series 2016-1, Class A, 3.08%, 11/20/2028(c)	2,457	2,475
Series 2017-1A, Class A, 3.27%, 10/22/2029(c)	963	975
Series 2017-1A, Class B, 4.11%, 10/22/2029‡(c)	656	667
Series 2018-1, Class B, 4.19%, 1/21/2031‡(c)	4,085	4,161
FNMA REMIC Trust Series 2001-W4, Class AF6, 5.61%, 1/25/2032(d)	72	75
FORT CRE LLC Series 2018-1A, Class C, 5.26%, 11/21/2035‡(a)(c)	900	909
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(c)	1,333	1,361
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052(c)	523	537
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(c)	1,992	2,064
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(c)	2,839	2,879
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(c)	2,722	2,776
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043(c)	1,686	1,718
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040(c)	51	52
Series 2016-2A, Class A, 3.75%, 9/20/2041(c)	2,056	2,129
Series 2016-3A, Class A1, 3.08%, 9/20/2042(c)	1,369	1,379
Series 2016-4A, Class A1, 3.57%, 9/20/2047(c)	4,022	4,137
Series 2016-4A, Class A2, 4.29%, 9/20/2047(c)	4,022	4,210
Series 2017-1A, Class A2, 4.46%, 9/20/2047(c)	1,722	1,805
Series 2017-2A, Class A1, 3.28%, 9/20/2048(c)	2,763	2,772
HERO Residual Funding (Cayman Islands) Series 2016-1R, Class A1, 4.50%, 9/21/2042(c)	1,188	1,183
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-A, Class A3, 2.63%, 3/25/2036‡(a)	82	81
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 1.37%, 9/25/2026‡(a)(c)	885	13
Series 2012-4, Class A, IO, 1.02%, 9/25/2037‡(a)(c)	10,946	285
Series 2012-6, Class A, IO, 0.60%, 5/25/2039‡(a)(c)	7,634	119
Series 2015-2, Class A, IO, 3.08%, 7/25/2041‡(a)(c)	1,562	169
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 3.18%, 2/25/2034‡(a)	742	740

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
LV Tower 52 Issuer
Series 2013-1, Class A, 5.75%, 7/15/2019‡(c)	2,924	2,939
Series 2013-1, Class M, 7.75%, 7/15/2019‡(c)	1,173	1,179
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, IO, 0.30%, 3/25/2032‡	70,086	475
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040‡(c)	1,765	1,955
Mid-State Capital Trust
Series 2010-1, Class A, 3.50%, 12/15/2045(c)	582	595
Series 2010-1, Class M, 5.25%, 12/15/2045‡(c)	897	937
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 5.06%, 11/25/2033‡(d)	300	307
New Residential Advance Receivables Trust Advance Receivables Backed Notes
Series 2016-T2, Class AT2, 2.58%, 10/15/2049(c)	588	587
Series 2016-T2, Class DT2, 4.01%, 10/15/2049‡(c)	1,527	1,528
Ocwen Master Advance Receivables Trust
Series 2018-T1, Class DT1, 4.24%, 8/15/2049‡(c)	2,705	2,705
Series 2016-T2, Class BT2, 3.26%, 8/16/2049‡(c)	1,522	1,521
Series 2016-T2, Class DT2, 4.45%, 8/16/2049‡(c)	3,025	3,027
Series 2018-T2, Class DT2, 4.53%, 8/15/2050‡(c)	2,902	2,929
Orange Lake Timeshare Trust Series 2019-A, Class C, 3.61%, 4/9/2038(c)	7,400	7,455
Pretium Mortgage Credit Partners I LLC Series 2019-NPL1, Class A1, 4.21%, 7/25/2060‡(c)(d)	4,978	5,032
Progress Residential Trust
Series 2015-SFR2, Class A, 2.74%, 6/12/2032(c)	7,174	7,163
Series 2015-SFR2, Class B, 3.14%, 6/12/2032‡(c)	1,761	1,757
Series 2015-SFR2, Class C, 3.44%, 6/12/2032‡(c)	3,745	3,741
Series 2015-SFR2, Class D, 3.68%, 6/12/2032‡(c)	6,000	5,993
Series 2015-SFR2, Class E, 4.43%, 6/12/2032‡(c)	2,070	2,069
Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡(c)	5,820	5,826
Series 2015-SFR3, Class C, 4.33%, 11/12/2032(c)	2,000	2,009
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(c)	2,093	2,107
Series 2015-SFR3, Class E, 5.66%, 11/12/2032(c)	4,350	4,399
Series 2017-SFR2, Class C, 3.40%, 12/17/2034‡(c)	2,320	2,334
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(c)	6,400	6,546
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(c)	6,285	6,353
RCO Trust Series 2016-SFR1, Class M1, 4.50%, 11/25/2051‡(a)(c)	2,418	2,441
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037‡(d)	479	204
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052(c)	687	712
Series 2017-1A, Class B, 5.75%, 9/20/2052‡(c)	1,762	1,792
Rice Park Financing Trust Series 2016-A, Class A, 4.63%, 10/31/2041‡(c)	2,946	2,946
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.68%, 6/25/2033(d)	60	61
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 3.36%, 1/25/2036‡(d)	79	69
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class C, 4.17%, 9/20/2035‡(c)	845	867
Series 2019-1A, Class C, 3.77%, 1/20/2036(c)	3,650	3,721
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes Series 2018-T1, Class DT1, 4.50%, 10/17/2050(c)	2,100	2,123
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032‡	177	174
Series 2002-AL1, Class A3, 3.45%, 2/25/2032‡	436	425
Tricon American Homes Trust Series 2016-SFR1, Class C, 3.49%, 11/17/2033‡(c)	1,247	1,252
VM DEBT LLC Series 2017-1, Class A, 6.50%, 10/2/2024‡(c)	3,085	3,085
VOLT LXIX LLC Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048‡(c)(d)	1,733	1,750
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048‡(c)(d)	975	979
VOLT LXVIII LLC Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048‡(c)(d)	2,070	2,087
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048‡(c)(d)	1,815	1,825
VOLT LXXI LLC Series 2018-NPL7, Class A1B, 4.26%, 9/25/2048‡(c)(d)	4,475	4,500
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048‡(c)(d)	4,319	4,365

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT LXXIII LLC Series 2018-NPL9, Class A1A, 4.46%, 10/25/2048‡(c)(d)	3,487	3,510
VOLT LXXIV LLC Series 2018-NP10, Class A1A, 4.58%, 11/25/2048‡(c)(d)	3,858	3,901
VOLT LXXV LLC
Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(c)(d)	3,838	3,875
Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049‡(c)(d)	5,000	5,062
VOLT Trust Series 2018-FT1, Class A1, 3.26%, 1/27/2023(a)	451	448
VSE Voi Mortgage LLC Series 2018-A, Class A, 3.56%, 2/20/2036(c)	1,195	1,230
Westgate Resorts LLC
Series 2015-2A, Class A, 3.20%, 7/20/2028(c)	821	820
Series 2015-2A, Class B, 4.00%, 7/20/2028(c)	891	889
Series 2016-1A, Class B, 4.50%, 12/20/2028(c)	2,604	2,600

TOTAL ASSET-BACKED SECURITIES (Cost $256,344)		260,518

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
3.63%, 8/15/2043	7,300	8,735
3.75%, 11/15/2043	11,865	14,477
U.S. Treasury Notes 1.50%, 5/15/2020	12,000	11,914
U.S. Treasury STRIPS Bonds
6.68%, 11/15/2030(f)	150	115
3.83%, 8/15/2031(f)	300	226
3.27%, 2/15/2033(f)	2,750	1,986
2.89%, 5/15/2033(f)	15,000	10,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,230)		48,203

	Shares (000)
SHORT-TERM INVESTMENTS — 3.9%
INVESTMENT COMPANIES — 3.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(g)(h) (Cost $87,476)	87,458	87,485

Total Investments — 99.9% (Cost $2,192,754)		2,248,501
Other Assets Less Liabilities — 0.1%		1,860

Net Assets — 100.0%		2,250,361

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
CSMC	Credit Suisse Mortgage Trust
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GS	Goldman Sachs
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
VA	Veterans Administration

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(b)	Amount rounds to less than one thousand.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(d)	Step bond. Interest rate is a fixed r ate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(e)	Defaulted security.
(f)	The rate shown is the effective yield as of May 31, 2019.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$–	$70,385	$190,133	$260,518
Collateralized Mortgage Obligations	–	440,612	17,140	457,752
Commercial Mortgage-Backed Securities	–	268,759	26,241	295,000
Mortgage-Backed Securities	–	1,099,543	–	1,099,543
U.S. Treasury Obligations	–	48,203	–	48,203
Short-Term Investments
Investment Companies	87,485	–	–	87,485

Total Investments in Securities	$87,485	$1,927,502	$233,514	$2,248,501

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Mortgage-Backed Securities Fund	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$158,660	$1	$2,163	$(118)	$10,681	$(10,227)	$29,374	$(401)	$190,133
Collateralized Mortgage Obligations	15,657	—	827	(312)	1,381	(416)	3	—	17,140
Commercial Mortgage-Backed Securities	20,820	—	610	(201)	5,240	(228)	—	—	26,241

Total	$195,137	$1	$3,600	$(631)	$17,302	$(10,871)	$29,377	$(401)	$233,514

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $3,602,000.

Mortgage Backed Securities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$160,389	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 34.00% (6.46%)
			Constant Default Rate	0.00% - 4.74% (0.14%)
			Yield (Discount Rate of Cash Flows)	2.84% - 6.25% (3.80%)

Asset-Backed Securities	160,389

	11,368	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
			Constant Prepayment Rate	0.50% - 26.86% (12.00%)
			Constant Default Rate	0.00% - 7.88% (2.01%)
			Yield (Discount Rate of Cash Flows)	1.11% - 199.00% (8.58%)

Collateralized Mortgage Obligations	11,368

	21,994	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.59%)
			Yield (Discount Rate of Cash Flows)	1.75% - 5.33% (3.76%)

Commercial Mortgage-Backed Securities	21,994

Total	$193,751

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $39,763,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$125,399	$155,549	$193,463	$16	$(16)	$87,485	$87,458	$473	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.1%(a)
Alabama — 0.6%
Utility — 0.6%
The Lower Alabama Gas District, Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,234

Alaska — 0.4%
Housing — 0.4%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	765	795

Arizona — 2.7%
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	241

Water & Sewer — 2.6%
City of Scottsdale, Water and Sewer Rev., 5.25%, 7/1/2022	2,645	2,943
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,521

		5,464

Total Arizona		5,705

California — 0.5%
Hospital — 0.2%
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	487

Other Revenue — 0.3%
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	600	624

Total California		1,111

Colorado — 1.5%
Education — 0.9%
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project
Rev., 4.00%, 9/1/2020	450	463
Rev., 5.00%, 9/1/2022	470	520
Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 2.14%, 7/1/2019(b)	985	990

		1,973

Hospital — 0.5%
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020(c)	1,000	1,005

Housing — 0.1%
Colorado Housing and Finance Authority, Single-Family Mortgage Series 2019F, Rev., 4.25%, 11/1/2049(d)	300	329

Total Colorado		3,307

Connecticut — 3.3%
Education — 2.3%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series 2010A, Rev., 5.25%, 11/15/2023	1,560	1,643
Series A, Rev., 5.25%, 11/15/2024	1,500	1,582
Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	301
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,510

		5,036

Housing — 1.0%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	400	418
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	1,165	1,235
Subseries A-1, Rev., 4.00%, 11/15/2047	420	444

		2,097

Total Connecticut		7,133

Delaware — 1.3%
Hospital — 1.2%
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,555

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	215	219

Total Delaware		2,774

District of Columbia — 1.4%
Transportation — 0.6%
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,201

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.8%
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	1,500	1,741

Total District of Columbia		2,942

Florida — 8.4%
Certificate of Participation/Lease — 2.9%
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,573
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,688

		6,261

Hospital — 1.1%
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,207
Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group Rev., 5.00%, 12/1/2021	1,100	1,180

		2,387

Housing — 0.2%
Florida Housing Finance Corp., Homeowner Mortgage, Special Program
Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	90	90
Series B, Rev., GNMA COLL, 4.50%, 1/1/2029	120	121
Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	210	213

		424

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	917

Other Revenue — 1.1%
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,270

Utility — 2.7%
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,862

Total Florida		18,121

Georgia — 1.4%
Hospital — 0.5%
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	1,022

Housing — 0.9%
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	650	687
Series B, Rev., 4.00%, 12/1/2047	1,160	1,225

		1,912

Total Georgia		2,934

Guam — 0.4%
Water & Sewer — 0.4%
Guam Government Waterworks Authority, Water and Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	415
Rev., 5.00%, 7/1/2024	300	338

		753

Total Guam		753

Illinois — 0.8%
Hospital — 0.2%
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	425

Housing — 0.6%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	117	118
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	122	124
City of Peoria, City of Moline and City of Freeport, Collateralized Single Family Mortgage Series A, Rev., GNMA COLL, 7.60%, 4/1/2027	5	5
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	965	1,006

		1,253

Total Illinois		1,678

Indiana — 2.7%
Hospital — 0.9%
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,958

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.1%
Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	205	210

Industrial Development Revenue/Pollution Control Revenue — 1.0%
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,234

Water & Sewer — 0.7%
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,381

Total Indiana		5,783

Iowa — 1.4%
Education — 0.5%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,161

Housing — 0.9%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,850	1,930

Total Iowa		3,091

Kentucky — 0.5%
Education — 0.3%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2020	515	530

Industrial Development Revenue/Pollution Control Revenue — 0.2%
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project Series 2016A, Rev., 1.05%, 9/1/2019(c)	500	499

Total Kentucky		1,029

Louisiana — 0.4%
Housing — 0.0%(e)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	28	28

Other Revenue — 0.4%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	832

Total Louisiana		860

Maine — 0.5%
Housing — 0.5%
Maine State Housing Authority
Series A-1, Rev., AMT, 4.50%, 11/15/2028	140	144
Series B, Rev., AMT, 4.00%, 11/15/2043	125	128
Series A, Rev., 4.00%, 11/15/2045	685	717

		989

Total Maine		989

Maryland — 0.7%
Housing — 0.7%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	1,335	1,414

Massachusetts — 6.0%
Education — 1.0%
Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,065
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,134

		2,199

Housing — 0.3%
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	205	212
Series 183, Rev., 3.50%, 12/1/2046	330	341

		553

Water & Sewer — 4.7%
Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2024	3,000	3,573
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	3,931
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,666

		10,170

Total Massachusetts		12,922

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan — 1.4%
Education — 0.3%
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	692

Housing — 0.5%
Michigan State Housing Development Authority, Single-Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	930	969

Industrial Development Revenue/Pollution Control Revenue — 0.6%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021(c)	570	561
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	735	757

		1,318

Total Michigan		2,979

Minnesota — 3.0%
General Obligation — 0.0%(e)
State of Minnesota Series A, GO, 5.00%, 10/1/2021(f)	35	38

Hospital — 0.6%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,252

Housing — 2.4%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	215	220
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	183	185
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	53	53
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	340	345
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 7/1/2028	55	55
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	120	124
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,095
Rev., 5.25%, 8/1/2025	1,070	1,154
Rev., 5.25%, 8/1/2026	825	889
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	140	142
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	820	863

		5,125

Total Minnesota		6,415

Mississippi — 0.8%
Housing — 0.8%
Mississippi Home Corp., Home Ownership Mortgage Series A, Rev., GNMA COLL, 4.50%, 12/1/2031	150	153
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,515	1,637

		1,790

Total Mississippi		1,790

Missouri — 1.3%
Hospital — 0.6%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,244

Housing — 0.7%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,485	1,540

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series 2009 E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2027	90	91

		1,631

Total Missouri		2,875

Nebraska — 0.9%
Hospital — 0.9%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,150
Rev., 5.00%, 7/1/2031	720	809

		1,959

Total Nebraska		1,959

Nevada — 0.6%
Hospital — 0.6%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	657
Rev., 5.00%, 9/1/2029	620	734

		1,391

Total Nevada		1,391

New Hampshire — 2.5%
Education — 2.5%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,201
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,151

		5,352

Total New Hampshire		5,352

New Jersey — 3.7%
Education — 0.9%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	2,014

General Obligation — 0.7%
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,455

Hospital — 1.5%
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,093
Series A, Rev., AGM, 5.00%, 7/1/2023	820	919
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,280

		3,292

Housing — 0.6%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	1,170	1,277

Total New Jersey		8,038

New Mexico — 0.6%
Housing — 0.6%
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	1,250	1,353

New York — 5.0%
Housing — 1.3%
New York Mortgage Agency Rev., AMT, 5.00%, 4/1/2028	110	112
New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	1,280	1,329
Series 195, Rev., 4.00%, 10/1/2046	1,255	1,317

		2,758

Transportation — 1.6%
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,118
Port Authority of New York and New Jersey, Consolidated, 194th Series Series 194, Rev., 5.00%, 10/15/2030	2,000	2,396

		3,514

Water & Sewer — 2.1%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,186
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2011B, Rev., 5.00%, 6/15/2028	3,000	3,218

		4,404

Total New York		10,676

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Carolina — 0.6%
Other Revenue — 0.6%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,231

North Dakota — 2.6%
Housing — 1.7%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series D, Rev., 4.50%, 1/1/2029	95	95
Series F, Rev., AMT, 4.50%, 1/1/2035	145	147
Series 2016D, Rev., 3.50%, 7/1/2046	450	469
Series D, Rev., 4.00%, 7/1/2046	1,375	1,436
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	1,365	1,448

		3,595

Utility — 0.9%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	2,000	2,058

Total North Dakota		5,653

Ohio — 4.3%
General Obligation — 0.8%
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,831

Housing — 0.5%
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	5	5
Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	1,025	1,078

		1,083

Industrial Development Revenue/Pollution Control Revenue — 2.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,418
Series B, Rev., 5.00%, 12/1/2029	1,615	1,940

		5,358

Utility — 0.5%
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	850	1,019

Total Ohio		9,291

Oklahoma — 0.2%
Housing — 0.2%
Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 10/1/2038	315	320
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program Series 2010A, Rev., GNMA COLL, 4.38%, 9/1/2027	45	46

		366

Other Revenue — 0.0%(e)
IDK Partners III Trust, Mortgage Pass-Through Certificates Series 1999A, Class A, Rev., 5.10%, 8/1/2023‡	12	12

Total Oklahoma		378

Oregon — 0.3%
Housing — 0.3%
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	535	551

Other — 0.5%
Housing — 0.5%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023(c)	995	996

Pennsylvania — 3.6%
Hospital — 0.4%
Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	739

Housing — 0.9%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	1,395	1,446
Series 122, Rev., AMT, 4.00%, 10/1/2046	425	448

		1,894

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 2.3%
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,300
Rev., AGM, 5.00%, 12/1/2026	1,550	1,886
Rev., AGM, 5.00%, 12/1/2027	680	833

		5,019

Total Pennsylvania		7,652

Rhode Island — 0.9%
Housing — 0.9%
Rhode Island Housing and Mortgage Finance Corp., Multi-Family Housing Series 1-A, Rev., 1.70%, 10/1/2019(c)	2,000	2,000

South Carolina — 1.2%
Housing — 0.6%
South Carolina State Housing Finance and Development Authority
Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	65	66
Series A, Rev., 4.00%, 1/1/2047	355	373
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	850	899

		1,338

Other Revenue — 0.6%
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,200

Total South Carolina		2,538

South Dakota — 1.9%
Housing — 1.9%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	1,665	1,748
Series A, Rev., 4.00%, 5/1/2049	2,090	2,256

		4,004

Total South Dakota		4,004

Tennessee — 0.9%
Housing — 0.9%
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	190	197
Rev., 3.50%, 1/1/2048	1,705	1,780

		1,977

Total Tennessee		1,977

Texas — 7.9%
Education — 3.0%
University of Texas (The), Board of Regents, Financing System Series 2019A, Rev., 5.00%, 8/15/2033(d)	5,000	6,336

General Obligation — 1.3%
Socorro Independent School District Series A, GO, PSF-GTD, 5.00%, 8/15/2024	2,000	2,342
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	530

		2,872

Hospital — 0.4%
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	299
Series 2017A, Rev., 5.00%, 10/15/2027	500	596

		895

Housing — 0.8%
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	270	280
Texas State Affordable Housing Corp., Single-Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,250	1,368

		1,648

Other Revenue — 0.5%
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,127

Transportation — 1.5%
Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,323

Water & Sewer — 0.4%
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	836

Total Texas		17,037

Utah — 3.9%
Housing — 2.4%
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,385	1,456

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,657

		5,113

Other Revenue — 0.6%
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,255

Utility — 0.9%
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,032

Total Utah		8,400

Vermont — 3.1%
Education — 2.4%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,114
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,591
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,492

		5,197

Housing — 0.7%
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	110	112
Series B, Rev., AMT, 3.75%, 11/1/2045	1,220	1,261

		1,373

Total Vermont		6,570

Washington — 5.2%
Hospital — 1.0%
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,238

Housing — 1.4%
Washington State Housing Finance Commission, Single-Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	345	355
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,500	2,599

		2,954

Other Revenue — 2.8%
FYI Properties, State of Washington District Project - Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,052

Total Washington		11,244

Wisconsin — 3.3%
Education — 2.4%
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022	520	564
Series 2017A, Rev., 5.00%, 9/1/2023	550	610
Series 2017A, Rev., 5.00%, 9/1/2024	580	655
Series 2017A, Rev., 5.00%, 9/1/2025	235	270
Series 2017A, Rev., 5.00%, 9/1/2026	385	448
Series 2017A, Rev., 5.00%, 9/1/2027	785	925
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	482
Series C, Rev., 5.00%, 2/15/2028	575	696
Series C, Rev., 5.00%, 2/15/2029	375	448

		5,098

Hospital — 0.9%
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	287
Rev., 5.00%, 7/1/2025	250	294
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,408

		1,989

Total Wisconsin		7,087

TOTAL MUNICIPAL BONDS (Cost $196,551)		204,012

	Shares (000)
SHORT-TERM INVESTMENTS — 6.4%
INVESTMENT COMPANIES — 6.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(g)(h)(Cost $13,677)	13,677	13,677

Total Investments — 101.5% (Cost $210,228)		217,689
Liabilities in Excess of Other Assets — (1.5%)		(3,221)

Net Assets — 100.0%		214,468

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Security is prerefunded or escrowed to maturity.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Oklahoma
Housing	$—	$366	$—	$366
Other Revenue	—	—	12	12

Total Oklahoma	—	366	12	378

Other Municipal Bonds	—	203,634	—	203,634

Total Municipal Bonds	—	204,000	12	204,012

Short-Term Investment
Investment Companies	$13,677	$—	$—	$13,677

Total Investments in Securities	$13,677	$204,000	$12	$217,689

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(a)(b)	$14,034	$21,378	$21,734	$(1)	$—	$13,677	13,677	$45	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 28.4%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019(a)	2,903	2,903
Textron, Inc. 5.95%, 9/21/2021	1,300	1,377
United Technologies Corp. 3.65%, 8/16/2023	1,000	1,037

		5,317

Auto Components — 0.1%
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	3,000	3,046

Automobiles — 0.5%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(a)	1,826	1,797
Daimler Finance North America LLC (Germany)
2.25%, 9/3/2019(a)	1,750	1,748
2.25%, 3/2/2020(a)	5,000	4,984
2.85%, 1/6/2022(a)	1,178	1,178
Hyundai Capital America 2.00%, 7/1/2019(a)	859	858
Nissan Motor Acceptance Corp. 2.55%, 3/8/2021(a)	2,620	2,605
Volkswagen Group of America Finance LLC (Germany) 4.00%, 11/12/2021(a)	2,700	2,771

		15,941

Banks — 9.2%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020(a)	3,125	3,119
3.40%, 8/27/2021(a)	3,700	3,755
AIB Group plc (Ireland) 4.75%, 10/12/2023(a)	1,915	1,984
ANZ New Zealand Int’l Ltd. (New Zealand)
2.88%, 1/25/2022(a)(b)	3,000	3,016
3.40%, 3/19/2024(a)	1,050	1,074
ASB Bank Ltd. (New Zealand) 3.13%, 5/23/2024(a)	1,256	1,265
Australia & New Zealand Banking Group Ltd. (Australia)
4.88%, 1/12/2021(a)	1,000	1,037
2.63%, 11/9/2022	1,500	1,502
Bank of America Corp.
7.63%, 6/1/2019	6,590	6,590
5.00%, 5/13/2021	4,605	4,815
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(c)	7,951	7,927
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022(c)	6,000	6,090
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	5,370	5,405
Bank of Montreal (Canada)
1.90%, 8/27/2021	1,570	1,551
Series E, 3.30%, 2/5/2024	1,495	1,530
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	2,370	2,435
Bank of Nova Scotia (The) (Canada)
2.45%, 3/22/2021	5,107	5,114
3.13%, 4/20/2021	1,500	1,521
Banque Federative du Credit Mutuel SA (France)
2.20%, 7/20/2020(a)	2,031	2,023
3.75%, 7/20/2023(a)	1,480	1,530
Barclays Bank plc (United Kingdom)
5.14%, 10/14/2020	1,310	1,345
10.18%, 6/12/2021(a)	2,080	2,346
Barclays plc (United Kingdom) 3.68%, 1/10/2023	2,835	2,843
BB&T Corp.
5.25%, 11/1/2019	1,878	1,897
2.05%, 5/10/2021	2,500	2,475
3.05%, 6/20/2022	1,530	1,552
BNP Paribas SA (France) 3.50%, 3/1/2023(a)	2,100	2,129
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	1,000	1,006
Branch Banking & Trust Co. 2.85%, 4/1/2021	300	302
Canadian Imperial Bank of Commerce (Canada) 2.70%, 2/2/2021	3,615	3,628
Capital One NA 2.35%, 1/31/2020	3,000	2,994
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	11,924	11,994
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	6,966	6,958
Citizens Bank NA 2.55%, 5/13/2021	3,640	3,629
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,420	1,409
Comerica, Inc. 3.70%, 7/31/2023	2,780	2,889
Commonwealth Bank of Australia (Australia) 2.75%, 3/10/2022(a)	3,450	3,463
Compass Bank
3.50%, 6/11/2021	2,820	2,858
2.88%, 6/29/2022	3,824	3,828
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2022	500	502
3.88%, 2/8/2022	2,000	2,071
3.88%, 9/26/2023(a)	2,415	2,508
Credit Agricole SA (France) 3.75%, 4/24/2023(a)	2,885	2,948
Danske Bank A/S (Denmark)
1.65%, 9/6/2019(a)	4,400	4,387
2.00%, 9/8/2021(a)	800	780

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Discover Bank 3.20%, 8/9/2021	3,000	3,030
Fifth Third Bancorp
3.50%, 3/15/2022	1,000	1,022
2.60%, 6/15/2022	750	750
3.65%, 1/25/2024	830	863
First Horizon National Corp. 3.50%, 12/15/2020	1,970	1,993
First Tennessee Bank NA 2.95%, 12/1/2019	700	700
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021(a)	4,520	4,675
HSBC Holdings plc (United Kingdom) 2.65%, 1/5/2022	16,460	16,415
Huntington Bancshares, Inc.
7.00%, 12/15/2020	1,815	1,931
3.15%, 3/14/2021	803	810
ING Groep NV (Netherlands)
4.10%, 10/2/2023	1,400	1,453
3.55%, 4/9/2024	545	553
KeyBank NA 2.50%, 11/22/2021	750	751
KeyCorp 2.90%, 9/15/2020	4,000	4,018
Lloyds Bank plc (United Kingdom)
2.70%, 8/17/2020	4,800	4,806
3.30%, 5/7/2021	1,300	1,315
Lloyds Banking Group plc (United Kingdom) 3.00%, 1/11/2022	200	200
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021	1,600	1,631
3.22%, 3/7/2022	1,400	1,423
2.67%, 7/25/2022	3,535	3,531
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021(a)	1,189	1,190
2.95%, 2/28/2022	1,600	1,611
2.60%, 9/11/2022	536	535
National Australia Bank Ltd. (Australia) 3.70%, 11/4/2021	1,423	1,458
Nordea Bank Abp (Finland)
2.50%, 9/17/2020(a)	1,500	1,499
4.88%, 5/13/2021(a)	700	726
4.25%, 9/21/2022(a)	870	902
3.75%, 8/30/2023(a)	1,115	1,146
PNC Bank NA 2.50%, 1/22/2021	2,278	2,277
Regions Bank
2.75%, 4/1/2021	2,000	2,000
(ICE LIBOR USD 3 Month + 0.50%), 3.37%, 8/13/2021(c)	1,250	1,259
Regions Financial Corp. 3.80%, 8/14/2023	2,270	2,357
Royal Bank of Canada (Canada) 3.20%, 4/30/2021	2,000	2,030
Santander UK Group Holdings plc (United Kingdom)
3.13%, 1/8/2021	5,000	5,003
2.88%, 8/5/2021	5,100	5,075
Santander UK plc (United Kingdom) 2.13%, 11/3/2020	1,000	992
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 11/17/2020(a)	850	850
2.80%, 3/11/2022	1,700	1,708
3.05%, 3/25/2022(a)	1,600	1,610
Societe Generale SA (France)
4.25%, 9/14/2023(a)	2,850	2,953
3.88%, 3/28/2024(a)	2,890	2,932
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)	1,400	1,425
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	900	896
2.78%, 7/12/2022	3,010	3,027
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(c)	1,605	1,605
2.80%, 5/17/2022	1,500	1,511
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)	1,610	1,640
SunTrust Banks, Inc. 2.90%, 3/3/2021	3,125	3,140
Svenska Handelsbanken AB (Sweden) 2.45%, 3/30/2021	1,000	999
Toronto-Dominion Bank (The) (Canada) 2.13%, 4/7/2021	1,396	1,389
UBS Group Funding Switzerland AG (Switzerland)
3.00%, 4/15/2021(a)	2,871	2,881
2.65%, 2/1/2022(a)	3,626	3,610
US Bancorp 3.38%, 2/5/2024	1,000	1,033
Wells Fargo & Co.
2.50%, 3/4/2021	7,634	7,620
2.10%, 7/26/2021	8,248	8,161
2.63%, 7/22/2022	600	598
3.07%, 1/24/2023	2,000	2,014
Wells Fargo Bank NA
3.63%, 10/22/2021	3,300	3,374
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(c)	1,100	1,105
Westpac Banking Corp. (Australia) 2.00%, 8/19/2021	4,000	3,953

		277,988

Beverages — 0.3%
Coca-Cola European Partners plc (United Kingdom)
3.50%, 9/15/2020	1,460	1,477
3.25%, 8/19/2021	350	354
Constellation Brands, Inc. 3.75%, 5/1/2021	2,000	2,037

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021(a)	1,000	1,015
2.53%, 11/15/2021	1,255	1,252
3.13%, 12/15/2023	1,735	1,752
Pernod Ricard SA (France)
5.75%, 4/7/2021(a)	850	895
4.45%, 1/15/2022(a)	600	625

		9,407

Biotechnology — 0.1%
Celgene Corp. 2.75%, 2/15/2023	1,500	1,504

Building Products — 0.1%
Johnson Controls International plc 5.00%, 3/30/2020	1,015	1,033
Masco Corp. 3.50%, 4/1/2021	815	825

		1,858

Capital Markets — 3.4%
Ameriprise Financial, Inc. 3.00%, 3/22/2022	1,035	1,045
Brookfield Finance, Inc. (Canada) 4.00%, 4/1/2024	1,630	1,689
Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023(a)	7,311	7,397
Deutsche Bank AG (Germany)
3.13%, 1/13/2021	12,000	11,860
3.15%, 1/22/2021	1,325	1,309
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	6,314	6,444
2.88%, 2/25/2021	1,000	1,004
2.35%, 11/15/2021	1,200	1,188
3.00%, 4/26/2022	2,375	2,382
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	18,799	18,779
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	6,825	6,825
Macquarie Group Ltd. (Australia) 7.63%, 8/13/2019(a)	446	450
Morgan Stanley
5.50%, 1/26/2020	1,400	1,425
5.75%, 1/25/2021	4,236	4,440
3.13%, 1/23/2023	15,319	15,456
3.75%, 2/25/2023	11,567	11,946
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	1,650	1,699
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	500	508
UBS AG (Switzerland) 2.20%, 6/8/2020(a)	8,000	7,968

		103,814

Chemicals — 0.5%
Dow Chemical Co. (The) 3.00%, 11/15/2022	2,437	2,458
Eastman Chemical Co. 3.50%, 12/1/2021	2,025	2,065
International Flavors & Fragrances, Inc. 3.40%, 9/25/2020	651	656
Mosaic Co. (The)
3.75%, 11/15/2021	200	204
3.25%, 11/15/2022	2,882	2,913
Nutrien Ltd. (Canada) 3.50%, 6/1/2023	2,000	2,039
RPM International, Inc. 6.13%, 10/15/2019	2,025	2,048
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	2,146	2,143

		14,526

Commercial Services & Supplies — 0.0%(d)
Republic Services, Inc. 5.50%, 9/15/2019	840	846

Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	1,105	1,126
3.50%, 5/26/2022	1,625	1,635
3.30%, 1/23/2023	500	499
4.88%, 1/16/2024	3,812	4,029
American Express Co.
3.00%, 2/22/2021	1,000	1,006
2.50%, 8/1/2022	2,200	2,190
3.40%, 2/27/2023	1,450	1,485
Capital One Financial Corp.
3.05%, 3/9/2022	5,340	5,395
3.90%, 1/29/2024	1,475	1,531
Caterpillar Financial Services Corp.
Series I, 2.65%, 5/17/2021	850	854
1.93%, 10/1/2021	1,952	1,927
Ford Motor Credit Co. LLC 3.34%, 3/18/2021	13,226	13,169
General Motors Financial Co., Inc.
4.20%, 3/1/2021	11,821	12,012
3.45%, 1/14/2022	5,944	5,953

		52,811

Diversified Financial Services — 0.8%
AIG Global Funding
3.35%, 6/25/2021(a)	1,685	1,707
2.70%, 12/15/2021(a)	1,700	1,700
CK Hutchison International II Ltd. (Hong Kong) 2.25%, 9/29/2020(a)	513	510
CK Hutchison International Ltd. (Hong Kong)
2.88%, 4/5/2022(a)	1,200	1,204
3.25%, 4/11/2024(a)	1,800	1,829
EDP Finance BV (Portugal) 4.13%, 1/15/2020(a)	1,112	1,115
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	10,419	10,316
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.41%, 2/28/2022(a)	685	696

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ORIX Corp. (Japan)
2.90%, 7/18/2022	908	915
4.05%, 1/16/2024	1,350	1,423
Siemens Financieringsmaatschappij NV (Germany) 2.90%, 5/27/2022(a)	610	616
Synchrony Bank 3.00%, 6/15/2022	2,145	2,143

		24,174

Diversified Telecommunication Services — 0.5%
AT&T, Inc.
3.80%, 3/15/2022	4,754	4,895
3.00%, 6/30/2022	8,000	8,062
British Telecommunications plc (United Kingdom) 4.50%, 12/4/2023	2,375	2,517

		15,474

Electric Utilities — 0.8%
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,924
Enel Finance International NV (Italy)
2.88%, 5/25/2022(a)	3,100	3,066
4.25%, 9/14/2023(a)	3,350	3,452
Entergy Corp. 5.13%, 9/15/2020	444	454
Entergy Louisiana LLC 4.80%, 5/1/2021	310	320
Exelon Corp. 3.50%, 6/1/2022(e)	850	866
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022(c)	1,175	1,175
Fortis, Inc. (Canada) 2.10%, 10/4/2021	575	567
NextEra Energy Capital Holdings, Inc.
2.70%, 9/15/2019	224	224
2.90%, 4/1/2022	860	867
Oncor Electric Delivery Co. LLC 2.15%, 6/1/2019	380	380
Progress Energy, Inc. 4.40%, 1/15/2021	6,135	6,283
Southern California Edison Co. 1.85%, 2/1/2022	712	698
Southern Co. (The) 2.75%, 6/15/2020	2,610	2,613
Xcel Energy, Inc. 2.60%, 3/15/2022	1,300	1,307

		24,196

Electronic Equipment, Instruments & Components — 0.0%(d)
Arrow Electronics, Inc. 6.00%, 4/1/2020	664	681

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC
3.20%, 8/15/2021	826	836
2.77%, 12/15/2022	1,190	1,193
National Oilwell Varco, Inc. 2.60%, 12/1/2022	3,205	3,141
Schlumberger Investment SA 3.30%, 9/14/2021(a)	2,320	2,354

		7,524

Entertainment — 0.2%
NBCUniversal Media LLC 5.15%, 4/30/2020	2,000	2,046
Warner Media LLC 4.00%, 1/15/2022	2,540	2,623

		4,669

Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/2022	2,540	2,673
4.00%, 1/15/2024	538	563
American Campus Communities Operating Partnership LP 3.35%, 10/1/2020	3,000	3,023
American Tower Corp.
3.30%, 2/15/2021	2,190	2,213
2.25%, 1/15/2022	1,000	989
3.00%, 6/15/2023	2,140	2,148
Boston Properties LP 4.13%, 5/15/2021	2,548	2,610
Crown Castle International Corp. 2.25%, 9/1/2021	6,091	6,041
Digital Realty Trust LP 3.40%, 10/1/2020	1,755	1,772
Duke Realty LP 3.88%, 2/15/2021	965	984
EPR Properties 5.75%, 8/15/2022	1,380	1,476
ERP Operating LP 2.38%, 7/1/2019	1,000	1,000
HCP, Inc. 2.63%, 2/1/2020	5,410	5,404
Liberty Property LP 4.75%, 10/1/2020	1,800	1,841
Office Properties Income Trust
4.15%, 2/1/2022	1,433	1,448
4.00%, 7/15/2022	3,423	3,444
Realty Income Corp. 3.25%, 10/15/2022	1,995	2,030
VEREIT Operating Partnership LP 4.13%, 6/1/2021	1,208	1,235
WEA Finance LLC (France) 3.25%, 10/5/2020(a)	1,000	1,007
Welltower, Inc. 4.95%, 1/15/2021	1,870	1,927

		43,828

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) 2.35%, 12/13/2019(a)	1,095	1,093
Kroger Co. (The)
2.80%, 8/1/2022	2,810	2,823
4.00%, 2/1/2024	455	476

		4,392

Food Products — 0.6%
Cargill, Inc. 3.25%, 11/15/2021(a)	2,775	2,825

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Conagra Brands, Inc.
3.80%, 10/22/2021	2,715	2,776
3.25%, 9/15/2022	2,800	2,832
Kraft Heinz Foods Co. 3.50%, 6/6/2022	3,650	3,716
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021(a)	1,200	1,180
Mondelez International, Inc. 3.00%, 5/7/2020	1,500	1,504
Smithfield Foods, Inc.
2.70%, 1/31/2020(a)	800	798
3.35%, 2/1/2022(a)	2,341	2,306
Tyson Foods, Inc. 3.90%, 9/28/2023	800	835

		18,772

Gas Utilities — 0.3%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	2,400	2,467
Dominion Energy Gas Holdings LLC
2.50%, 12/15/2019	675	674
2.80%, 11/15/2020	7,023	7,036

		10,177

Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co.
2.13%, 6/6/2019	530	530
2.40%, 6/5/2020	960	956
Boston Scientific Corp. 3.45%, 3/1/2024	1,205	1,239
Zimmer Biomet Holdings, Inc. 2.70%, 4/1/2020	2,702	2,699

		5,424

Health Care Providers & Services — 0.7%
Allergan Sales LLC 5.00%, 12/15/2021(a)	420	438
AmerisourceBergen Corp. 3.50%, 11/15/2021	845	857
Anthem, Inc.
4.35%, 8/15/2020	815	832
2.50%, 11/21/2020	833	833
Coventry Health Care, Inc. 5.45%, 6/15/2021	1,765	1,848
CVS Health Corp. 3.70%, 3/9/2023	8,745	8,938
Laboratory Corp. of America Holdings 2.63%, 2/1/2020	3,250	3,248
Medco Health Solutions, Inc. 4.13%, 9/15/2020	3,014	3,068
Quest Diagnostics, Inc. 4.75%, 1/30/2020	1,340	1,358
UnitedHealth Group, Inc. 2.88%, 3/15/2023	900	909

		22,329

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 3.35%, 4/1/2023	1,610	1,657
Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,095	1,095

		2,752

Household Products — 0.0%(d)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	800	792

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
5.20%, 10/1/2019	260	262
3.40%, 3/15/2022	1,798	1,832

		2,094

Industrial Conglomerates — 0.1%
General Electric Co.
2.10%, 12/11/2019	1,090	1,085
5.30%, 2/11/2021	1,325	1,374
Roper Technologies, Inc. 3.00%, 12/15/2020	830	835

		3,294

Insurance — 1.3%
Alterra Finance LLC 6.25%, 9/30/2020	1,490	1,555
American International Group, Inc. 3.30%, 3/1/2021	4,015	4,055
Athene Global Funding
2.75%, 4/20/2020(a)	2,905	2,908
4.00%, 1/25/2022(a)	600	620
3.00%, 7/1/2022(a)	2,863	2,879
AXIS Specialty Finance LLC 5.88%, 6/1/2020	1,180	1,215
CNA Financial Corp. 5.88%, 8/15/2020	2,000	2,079
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/2020	1,150	1,176
5.13%, 4/15/2022	1,000	1,068
Jackson National Life Global Funding
3.30%, 6/11/2021(a)	1,400	1,422
3.30%, 2/1/2022(a)	1,295	1,318
Liberty Mutual Group, Inc.
5.00%, 6/1/2021(a)	800	832
4.95%, 5/1/2022(a)	500	529
Lincoln National Corp. 6.25%, 2/15/2020	470	481
Marsh & McLennan Cos., Inc. 3.50%, 12/29/2020	565	573
MassMutual Global Funding II 2.00%, 4/15/2021(a)	2,272	2,254
Metropolitan Life Global Funding I 3.38%, 1/11/2022(a)	1,500	1,534
Nationwide Financial Services, Inc. 5.38%, 3/25/2021(a)	707	737
New York Life Global Funding 3.25%, 8/6/2021(a)	1,200	1,222
Pricoa Global Funding I
2.55%, 11/24/2020(a)	4,417	4,414
3.45%, 9/1/2023(a)	466	481

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Reliance Standard Life Global Funding II 3.05%, 1/20/2021(a)	1,388	1,397
Suncorp-Metway Ltd. (Australia) 3.30%, 4/15/2024(a)	4,170	4,221
WR Berkley Corp.
5.38%, 9/15/2020	500	518
4.63%, 3/15/2022	655	690

		40,178

IT Services — 0.1%
Western Union Co. (The) 3.60%, 3/15/2022	3,435	3,498

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 4.70%, 5/1/2020	2,930	2,983

Media — 0.3%
Charter Communications Operating LLC 3.58%, 7/23/2020	3,770	3,798
Comcast Corp. 3.45%, 10/1/2021	2,273	2,321
Discovery Communications LLC
2.20%, 9/20/2019	248	247
2.75%, 11/15/2019	1,177	1,176
Sky Ltd. (United Kingdom) 2.63%, 9/16/2019(a)	556	556
Time Warner Cable LLC 5.00%, 2/1/2020	1,391	1,408

		9,506

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) 4.13%, 3/12/2024(a)	2,150	2,190

Multi-Utilities — 0.1%
Ameren Corp. 2.70%, 11/15/2020	552	552
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	508
TECO Finance, Inc. 5.15%, 3/15/2020	475	484

		1,544

Oil, Gas & Consumable Fuels — 1.7%
Apache Corp. 3.25%, 4/15/2022	800	806
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021(a)	1,990	2,050
BP Capital Markets America, Inc.
4.50%, 10/1/2020	470	482
4.74%, 3/11/2021	1,820	1,893
Buckeye Partners LP 4.15%, 7/1/2023	1,694	1,692
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	1,900	1,894
Cenovus Energy, Inc. (Canada) 5.70%, 10/15/2019	2,419	2,441
CNOOC Finance 2015 Australia Pty. Ltd. (China) 2.63%, 5/5/2020	1,376	1,375
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	515	518
Enbridge Energy Partners LP
5.20%, 3/15/2020	400	408
4.20%, 9/15/2021	750	768
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	400
Encana Corp. (Canada) 3.90%, 11/15/2021	2,300	2,351
Energy Transfer Partners LP 4.50%, 11/1/2023	2,500	2,606
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023(a)	1,020	1,051
Enterprise Products Operating LLC 5.25%, 1/31/2020	2,135	2,169
EOG Resources, Inc. 5.63%, 6/1/2019	3,450	3,450
EQM Midstream Partners LP 4.75%, 7/15/2023	1,415	1,443
EQT Corp. 4.88%, 11/15/2021	928	970
Equinor ASA (Norway) 2.25%, 11/8/2019	2,480	2,478
Husky Energy, Inc. (Canada) 7.25%, 12/15/2019	2,660	2,719
Kinder Morgan Energy Partners LP 6.50%, 4/1/2020	640	659
Magellan Midstream Partners LP 4.25%, 2/1/2021	800	820
Marathon Oil Corp. 2.70%, 6/1/2020	1,763	1,760
Marathon Petroleum Corp. 3.40%, 12/15/2020	1,350	1,362
Pioneer Natural Resources Co. 3.45%, 1/15/2021	425	430
Plains All American Pipeline LP
2.60%, 12/15/2019	1,001	999
5.75%, 1/15/2020	1,755	1,784
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021(e)	1,250	1,297
Sunoco Logistics Partners Operations LP 5.50%, 2/15/2020	3,350	3,408
Texas Gas Transmission LLC 4.50%, 2/1/2021(a)	1,100	1,123
TransCanada PipeLines Ltd. (Canada) 3.80%, 10/1/2020	715	726
Williams Cos., Inc. (The)
5.25%, 3/15/2020	525	535
3.60%, 3/15/2022	2,717	2,764

		51,631

Pharmaceuticals — 0.3%
EMD Finance LLC (Germany) 2.40%, 3/19/2020(a)	1,280	1,277

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mylan NV
2.50%, 6/7/2019	830	830
3.15%, 6/15/2021	1,610	1,602
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	3,970	3,934
Teva Pharmaceutical Finance IV LLC (Israel) 2.25%, 3/18/2020	850	829

		8,472

Real Estate Management & Development — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	3,000	3,047

Road & Rail — 0.6%
Avolon Holdings Funding Ltd. (Ireland) 5.13%, 10/1/2023(a)	975	1,009
Burlington Northern Santa Fe LLC 8.13%, 4/15/2020	465	487
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023(a)	1,490	1,507
Penske Truck Leasing Co. LP
2.50%, 6/15/2019(a)	2,047	2,046
3.65%, 7/29/2021(a)	1,000	1,018
Ryder System, Inc.
2.45%, 9/3/2019	1,865	1,863
2.50%, 5/11/2020	1,320	1,319
3.50%, 6/1/2021	645	654
3.65%, 3/18/2024	1,305	1,349
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(a)	5,600	5,620

		16,872

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp. 3.00%, 1/15/2022	5,052	5,024
Broadcom, Inc. 3.13%, 4/15/2021(a)	2,100	2,102

		7,126

Software — 0.1%
VMware, Inc. 2.30%, 8/21/2020	2,295	2,284

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	1,200	1,249
AutoZone, Inc. 2.50%, 4/15/2021	1,000	999
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	746

		2,994

Technology Hardware, Storage & Peripherals — 0.0%(d)
Dell International LLC 4.42%, 6/15/2021(a)	500	512

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
2.75%, 12/2/2021	500	501
3.00%, 5/22/2022(a)	5,850	5,835
Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)	615	621

		6,957

Tobacco — 0.1%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020(a)	2,130	2,129

Trading Companies & Distributors — 0.5%
Air Lease Corp. 2.75%, 1/15/2023	4,305	4,251
Aircastle Ltd. 4.40%, 9/25/2023	1,955	2,002
Aviation Capital Group LLC 2.88%, 1/20/2022(a)	4,280	4,281
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021(a)	1,900	1,869
International Lease Finance Corp. 8.25%, 12/15/2020	1,700	1,832

		14,235

Wireless Telecommunication Services — 0.1%
Crown Castle Towers LLC 3.72%, 7/15/2023(a)	1,400	1,437
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	1,315	1,349

		2,786

TOTAL CORPORATE BONDS (Cost $850,059)		856,574

U.S. TREASURY OBLIGATIONS — 26.9%
U.S. Treasury Notes
1.13%, 2/28/2021	105,000	103,441
2.38%, 4/15/2021	55,000	55,402
1.38%, 4/30/2021	60,000	59,344
2.25%, 4/30/2021	15,000	15,082
2.63%, 5/15/2021	20,000	20,253
3.13%, 5/15/2021	45,000	45,991
1.38%, 5/31/2021	81,000	80,089
2.13%, 6/30/2021	45,000	45,174
2.25%, 7/31/2021	3,285	3,307
2.75%, 8/15/2021	97,700	99,417
1.13%, 8/31/2021	20,000	19,651
2.00%, 8/31/2021	28,000	28,045
2.13%, 9/30/2021	10,000	10,046

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.25%, 10/31/2021	55,000	54,138
2.00%, 10/31/2021	24,000	24,048
1.75%, 11/30/2021	68,000	67,726
2.63%, 12/15/2021	25,000	25,452
2.50%, 1/15/2022	50,000	50,744
2.25%, 4/15/2022	4,000	4,040

TOTAL U.S. TREASURY OBLIGATIONS (Cost $802,458)		811,390

ASSET-BACKED SECURITIES — 24.5%
American Credit Acceptance Receivables Trust
Series 2018-2, Class A, 2.94%, 1/10/2022(a)	988	988
Series 2016-3, Class C, 4.26%, 8/12/2022(a)	2,246	2,265
Series 2019-1, Class B, 3.32%, 4/12/2023(a)	1,550	1,565
Series 2017-4, Class C, 2.94%, 1/10/2024(a)	1,150	1,150
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3, 1.87%, 8/18/2021	806	805
Series 2016-4, Class B, 1.83%, 12/8/2021	12,300	12,240
Series 2017-2, Class A3, 1.98%, 12/20/2021	866	864
Series 2017-3, Class A3, 1.90%, 3/18/2022	3,967	3,952
Series 2018-2, Class A3, 3.15%, 3/20/2023	4,631	4,692
Series 2017-3, Class B, 2.24%, 6/19/2023	5,405	5,393
Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,059
Amortizing Residential Collateral Trust Series 2002-BC6, Class M1, 3.55%, 8/25/2032‡(f)	14	13
Ascentium Equipment Receivables Trust
Series 2017-2A, Class A2, 2.00%, 5/11/2020(a)	625	624
Series 2018-1A, Class A2, 2.92%, 12/10/2020(a)	4,230	4,235
AXIS Equipment Finance Receivables IV LLC Series 2018-1A, Class A2, 3.24%, 12/20/2023(a)	7,266	7,295
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 4.71%, 6/25/2043‡(f)	218	222
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024(a)	1,929	2,021
BXG Receivables Note Trust Series 2012-A, Class A, 2.66%, 12/2/2027(a)	393	393
California Republic Auto Receivables Trust Series 2016-2, Class A4, 1.83%, 12/15/2021	664	661
Capital Auto Receivables Asset Trust Series 2015-4, Class B, 2.39%, 11/20/2020	2,138	2,137
CarMax Auto Owner Trust
Series 2016-3, Class A3, 1.39%, 5/17/2021	394	392
Series 2018-2, Class A2, 2.73%, 8/16/2021	1,460	1,462
Series 2017-3, Class A3, 1.97%, 4/15/2022	2,072	2,066
Series 2017-4, Class A3, 2.11%, 10/17/2022	1,272	1,269
Series 2018-3, Class A3, 3.13%, 6/15/2023	3,000	3,049
Series 2019-1, Class A3, 3.05%, 3/15/2024	14,720	14,995
Carnow Auto Receivables Trust
Series 2018-1A, Class A, 3.61%, 10/15/2021(a)	2,786	2,790
Series 2017-1A, Class A, 2.92%, 9/15/2022(a)	730	729
Carvana Auto Receivables Trust Series 2019-1A, Class A3, 3.08%, 11/15/2022(a)	5,090	5,126
Chrysler Capital Auto Receivables Trust
Series 2016-AA, Class A4, 1.96%, 1/18/2022(a)	669	668
Series 2015-AA, Class D, 3.15%, 1/18/2022(a)	1,823	1,824
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(a)	5,035	5,026
Series 2019-1A, Class A, 3.33%, 8/15/2024(a)	2,607	2,620
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023‡(a)	5,835	5,852
Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	1,017	1,014
Series 2018-NP1, Class B, 3.67%, 5/15/2024‡(a)	1,280	1,280
CNH Equipment Trust
Series 2016-B, Class A3, 1.63%, 8/15/2021	336	335
Series 2017-B, Class A3, 1.86%, 9/15/2022	1,835	1,827
Colony American Finance Ltd. (Cayman Islands) Series 2016-1, Class A, 2.54%, 6/15/2048(a)	1,844	1,833
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class A, 3.39%, 7/15/2025(a)	1,229	1,233
Continental Airlines Pass-Through Trust
Series 2009-2, Class A, 7.25%, 11/10/2019	397	404
Series 2000-1, Class A-1, 8.05%, 11/1/2020	721	730
Series 2007-1, Class A, 5.98%, 4/19/2022	658	693

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CPS Auto Receivables Trust
Series 2017-D, Class A, 1.87%, 3/15/2021(a)	159	158
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	1,303	1,301
Series 2018-B, Class A, 2.72%, 9/15/2021(a)	1,116	1,116
Series 2019-B, Class A, 2.89%, 5/16/2022(a)	737	737
Series 2019-A, Class A, 3.18%, 6/15/2022(a)	2,048	2,055
Series 2019-B, Class B, 3.09%, 4/17/2023(a)	760	767
Series 2019-A, Class B, 3.58%, 12/16/2024(a)	3,060	3,107
CPS Auto Trust
Series 2018-C, Class A, 2.87%, 9/15/2021(a)	1,002	1,002
Series 2018-C, Class B, 3.43%, 7/15/2022(a)	1,455	1,465
Credit Acceptance Auto Loan Trust
Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	2,445	2,443
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	14,693	14,677
Series 2017-3A, Class A, 2.65%, 6/15/2026(a)	5,431	5,434
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	3,677	3,693
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	5,520	5,590
Series 2018-3A, Class A, 3.55%, 8/15/2027(a)	7,178	7,314
Series 2019-1A, Class A, 3.33%, 2/15/2028(a)	10,000	10,160
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 3.33%, 10/25/2034(f)	197	196
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	1,046	1,144
Series 2002-1, Class G-1, 6.72%, 1/2/2023	1,591	1,693
Drive Auto Receivables Trust
Series 2018-3, Class B, 3.37%, 9/15/2022	1,429	1,434
Series 2019-1, Class A3, 3.18%, 10/17/2022	6,020	6,060
Series 2018-4, Class B, 3.36%, 10/17/2022	2,553	2,565
Series 2018-1, Class C, 3.22%, 3/15/2023	5,263	5,279
Series 2019-1, Class B, 3.41%, 6/15/2023	6,460	6,545
Series 2019-2, Class B, 3.17%, 11/15/2023	710	718
Series 2017-AA, Class D, 4.16%, 5/15/2024(a)	3,150	3,202
Series 2018-2, Class D, 4.14%, 8/15/2024	5,125	5,250
DT Auto Owner Trust
Series 2017-3A, Class B, 2.40%, 5/17/2021(a)	344	344
Series 2018-2A, Class A, 2.84%, 9/15/2021(a)	1,514	1,514
Series 2018-1A, Class B, 3.04%, 1/18/2022(a)	11,045	11,058
Series 2018-3A, Class A, 3.02%, 2/15/2022(a)	2,475	2,480
Series 2018-2A, Class B, 3.43%, 5/16/2022(a)	3,058	3,072
Series 2019-1A, Class A, 3.08%, 9/15/2022(a)	5,036	5,050
Series 2018-3A, Class B, 3.56%, 9/15/2022(a)	2,000	2,023
Series 2016-4A, Class D, 3.77%, 10/17/2022(a)	1,010	1,016
Series 2019-2A, Class B, 2.99%, 4/17/2023(a)	1,670	1,680
Series 2019-1A, Class B, 3.41%, 4/17/2023(a)	3,675	3,713
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	2,240	2,255
Exeter Automobile Receivables Trust
Series 2018-1A, Class A, 2.21%, 5/17/2021(a)	239	239
Series 2018-2A, Class A, 2.79%, 7/15/2021(a)	386	386
Series 2016-3A, Class B, 2.84%, 8/16/2021(a)	2,587	2,586
Series 2017-3A, Class A, 2.05%, 12/15/2021(a)	369	368
Series 2018-4A, Class A, 3.05%, 12/15/2021(a)	2,928	2,930
Series 2018-3A, Class A, 2.90%, 1/18/2022(a)	932	933
Series 2019-1A, Class A, 3.20%, 4/15/2022(a)	7,568	7,589
Series 2017-2A, Class B, 2.82%, 5/16/2022(a)	5,812	5,812
Series 2019-2A, Class A, 2.93%, 7/15/2022(a)	3,907	3,911
Series 2015-3A, Class D, 6.55%, 10/17/2022(a)	3,250	3,342
Series 2017-1A, Class C, 3.95%, 12/15/2022(a)	4,385	4,431
Series 2018-1A, Class C, 3.03%, 1/17/2023(a)	580	583
Series 2019-1A, Class B, 3.45%, 2/15/2023(a)	3,925	3,973

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.49%, 9/25/2029(e)	3	3
First Investors Auto Owner Trust
Series 2017-2A, Class A1, 1.86%, 10/15/2021(a)	337	337
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	2,624	2,618
Series 2016-1A, Class C, 3.41%, 4/18/2022(a)	6,500	6,521
Series 2018-1A, Class A1, 2.84%, 5/16/2022(a)	906	906
Series 2016-2A, Class B, 2.21%, 7/15/2022(a)	3,440	3,423
Series 2017-3A, Class A2, 2.41%, 12/15/2022(a)	1,877	1,875
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	4,750	4,784
Series 2017-3A, Class B, 2.72%, 4/17/2023(a)	1,085	1,088
Series 2017-3A, Class C, 3.00%, 1/16/2024(a)	2,000	2,013
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	2,624	2,639
Flagship Credit Auto Trust
Series 2015-1, Class C, 3.76%, 6/15/2021(a)	5,680	5,697
Series 2017-2, Class A, 1.85%, 7/15/2021(a)	600	599
Series 2016-4, Class B, 2.41%, 10/15/2021(a)	1,374	1,372
Series 2015-2, Class C, 4.08%, 12/15/2021(a)	3,250	3,276
Series 2015-3, Class C, 4.65%, 3/15/2022(a)	1,000	1,018
Series 2017-4, Class A, 2.07%, 4/15/2022(a)	2,008	2,001
Series 2018-1, Class A, 2.59%, 6/15/2022(a)	2,184	2,183
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	6,911	6,937
Series 2017-1, Class B, 2.83%, 3/15/2023(a)	2,407	2,407
Series 2018-4, Class A, 3.41%, 5/15/2023(a)	3,390	3,423
Series 2019-1, Class A, 3.11%, 8/15/2023(a)	6,477	6,520
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	220	220
Series 2016-1, Class A, 2.31%, 8/15/2027(a)	2,700	2,696
FREED ABS Trust Series 2019-1, Class A, 3.42%, 6/18/2026(a)	2,710	2,713
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023(a)	3,116	3,138
GLS Auto Receivables Trust
Series 2017-1A, Class A2, 2.67%, 4/15/2021(a)	607	607
Series 2018-2A, Class A, 3.25%, 4/18/2022(a)	2,590	2,594
Series 2018-1A, Class A, 2.82%, 7/15/2022(a)	2,186	2,186
Series 2018-3A, Class A, 3.35%, 8/15/2022(a)	2,191	2,199
GM Financial Automobile Leasing Trust
Series 2017-1, Class A3, 2.06%, 5/20/2020	1,188	1,187
Series 2017-3, Class A3, 2.01%, 11/20/2020	696	695
Series 2018-2, Class A3, 3.06%, 6/21/2021	1,449	1,456
Series 2017-3, Class A4, 2.12%, 9/20/2021	797	795
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	6,065	6,163
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(e)	53	53
Hyundai Auto Lease Securitization Trust Series 2017-B, Class A3, 1.97%, 7/15/2020(a)	654	653
Kabbage Funding LLC Series 2019-1, Class A, 3.83%, 3/15/2024(a)	7,950	8,032
Lendmark Funding Trust Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	2,986	2,980
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	16,612	16,698
Mariner Finance Issuance Trust
Series 2017-AA, Class A, 3.62%, 2/20/2029(a)	3,043	3,050
Series 2017-BA, Class A, 2.92%, 12/20/2029(a)	3,500	3,497
Series 2018-AA, Class A, 4.20%, 11/20/2030(a)	12,490	12,798
Marlette Funding Trust
Series 2017-1A, Class B, 4.11%, 3/15/2024‡(a)	774	776
Series 2017-2A, Class B, 3.19%, 7/15/2024‡(a)	3,360	3,361
Series 2018-1A, Class A, 2.61%, 3/15/2028(a)	3,150	3,147
Series 2018-2A, Class A, 3.06%, 7/17/2028(a)	6,712	6,714
Series 2018-3A, Class A, 3.20%, 9/15/2028(a)	7,084	7,092
Series 2018-4A, Class A, 3.71%, 12/15/2028(a)	2,253	2,272
Series 2019-1A, Class A, 3.44%, 4/16/2029(a)	8,408	8,472
Series 2019-2A, Class A, 3.13%, 7/16/2029(a)	1,385	1,391

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mercedes-Benz Auto Lease Trust
Series 2017-A, Class A3, 1.79%, 4/15/2020	1,155	1,154
Series 2019-A, Class A4, 3.25%, 10/15/2024	1,500	1,525
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A4, 1.46%, 12/15/2022	2,000	1,982
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 4.68%, 3/25/2033‡(f)	260	249
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 2.81%, 12/7/2020(f)	2,650	2,646
Nissan Auto Receivables Owner Trust Series 2016-B, Class A3, 1.32%, 1/15/2021	916	913
Ocwen Master Advance Receivables Trust Series 2018-T2, Class AT2, 3.60%, 8/15/2050(a)	2,208	2,226
OneMain Direct Auto Receivables Trust
Series 2017-2A, Class A, 2.31%, 12/14/2021(a)	3,661	3,652
Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	3,507	3,564
OneMain Financial Issuance Trust
Series 2019-1A, Class A, 3.48%, 2/14/2031(a)	9,130	9,286
Series 2017-1A, Class A1, 2.37%, 9/14/2032(a)	1,894	1,887
Progress Residential Trust Series 2015-SFR2, Class A, 2.74%, 6/12/2032(a)	10,483	10,467
Prosper Marketplace Issuance Trust
Series 2017-3A, Class B, 3.36%, 11/15/2023‡(a)	960	960
Series 2018-1A, Class A, 3.11%, 6/17/2024(a)	649	649
Series 2018-2A, Class A, 3.35%, 10/15/2024(a)	7,835	7,855
Series 2019-1A, Class A, 3.54%, 4/15/2025(a)	2,511	2,518
Series 2019-3A, Class A, 3.19%, 7/15/2025(a)	6,985	6,985
Series 2019-2A, Class A, 3.20%, 9/15/2025(a)	4,995	5,003
RASC Trust Series 2001-KS1, Class AI6, 6.35%, 3/25/2032‡	6	5
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027(a)	2,713	2,724
Santander Drive Auto Receivables Trust
Series 2018-3, Class A2A, 2.78%, 3/15/2021	913	913
Series 2018-1, Class A3, 2.32%, 8/16/2021	944	944
Series 2015-5, Class C, 2.74%, 12/15/2021	123	123
Series 2017-1, Class C, 2.58%, 5/16/2022	2,310	2,308
Series 2018-1, Class B, 2.63%, 7/15/2022	4,615	4,618
Series 2018-2, Class B, 3.03%, 9/15/2022	2,936	2,945
Series 2017-3, Class C, 2.76%, 12/15/2022	1,000	1,002
Series 2018-4, Class B, 3.27%, 1/17/2023	7,826	7,883
Santander Retail Auto Lease Trust
Series 2017-A, Class A3, 2.22%, 1/20/2021(a)	11,100	11,079
Series 2018-A, Class A3, 2.93%, 5/20/2021(a)	1,893	1,902
Sierra Timeshare Receivables Funding LLC Series 2018-3A, Class A, 3.69%, 9/20/2035(a)	1,878	1,928
Sofi Consumer Loan Program LLC Series 2016-5, Class A, 3.06%, 9/25/2028(a)	669	672
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025(a)	7,205	7,225
Series 2017-3, Class A, 2.77%, 5/25/2026(a)	7,021	7,033
Series 2017-6, Class A1, 2.20%, 11/25/2026(a)	201	201
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1, 2.55%, 2/25/2027(a)	903	902
Series 2018-2, Class A1, 2.93%, 4/26/2027(a)	595	595
Series 2018-3, Class A1, 3.20%, 8/25/2027(a)	1,329	1,332
Series 2019-1, Class A, 3.24%, 2/25/2028(a)	3,720	3,749
SoFi Professional Loan Program LLC Series 2017-F, Class A1FX, 2.05%, 1/25/2041(a)	845	841
Synchrony Credit Card Master Note Trust
Series 2016-2, Class A, 2.21%, 5/15/2024	2,538	2,536
Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,877
TCF Auto Receivables Owner Trust Series 2016-1A, Class A3, 1.71%, 4/15/2021(a)	714	714
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021(a)	8,569	8,687
Tidewater Auto Receivables Trust Series 2018-AA, Class A2, 3.12%, 7/15/2022(a)	807	808
Toyota Auto Receivables Owner Trust Series 2017-C, Class A3, 1.78%, 11/15/2021	3,125	3,111

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.59%, 11/17/2033‡(a)	6,287	6,268
United Auto Credit Securitization Trust Series 2018-2, Class A, 2.89%, 3/10/2021(a)	1,112	1,112
Upgrade Receivables Trust
Series 2018-1A, Class A, 3.76%, 11/15/2024(a)	1,269	1,274
Series 2019-1A, Class A, 3.48%, 3/15/2025(a)	8,492	8,514
US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022(a)	5,032	5,065
Verizon Owner Trust
Series 2016-1A, Class A, 1.42%, 1/20/2021(a)	169	169
Series 2016-2A, Class A, 1.68%, 5/20/2021(a)	1,344	1,341
Series 2017-2A, Class B, 2.22%, 12/20/2021‡(a)	10,526	10,509
Series 2017-3A, Class A1A, 2.06%, 4/20/2022(a)	2,137	2,131
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,865	2,920
Veros Automobile Receivables Trust Series 2018-1, Class A, 3.63%, 5/15/2023(a)	4,998	5,011
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,532
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡(a)(e)	3,150	3,169
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048‡(a)(e)	1,950	1,957
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048‡(a)(e)	3,411	3,427
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048‡(a)(e)	3,375	3,395
VOLT LXXII LLC Series 2018-NPL8, Class A1A, 4.21%, 10/26/2048‡(a)(e)	8,778	8,873
VOLT LXXIV LLC Series 2018-NP10, Class A1A, 4.58%, 11/25/2048‡(a)(e)	8,819	8,917
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(a)(e)	8,056	8,134
Westlake Automobile Receivables Trust
Series 2018-1A, Class A2A, 2.24%, 12/15/2020(a)	674	674
Series 2017-2A, Class B, 2.25%, 12/15/2020(a)	8,297	8,290
Series 2018-1A, Class B, 2.67%, 5/17/2021(a)	6,540	6,532
Series 2018-2A, Class A2A, 2.84%, 9/15/2021(a)	939	940
Series 2019-1A, Class A2A, 3.06%, 5/16/2022(a)	2,200	2,208
Series 2017-1A, Class C, 2.70%, 10/17/2022(a)	1,755	1,754
Series 2018-3A, Class C, 3.61%, 10/16/2023(a)	4,117	4,175
World Financial Network Credit Card Master Trust
Series 2012-D, Class A, 2.15%, 4/17/2023	3,900	3,898
Series 2017-A, Class A, 2.12%, 3/15/2024	3,385	3,376
Series 2015-B, Class A, 2.55%, 6/17/2024	1,494	1,498
Series 2018-A, Class A, 3.07%, 12/16/2024	10,351	10,469
Series 2016-A, Class A, 2.03%, 4/15/2025	8,830	8,777
World Omni Auto Receivables Trust
Series 2016-B, Class A3, 1.30%, 2/15/2022	5,181	5,148
Series 2017-B, Class A3, 1.95%, 2/15/2023	1,586	1,581
Series 2019-A, Class A3, 3.04%, 5/15/2024	3,590	3,656

TOTAL ASSET-BACKED SECURITIES (Cost $735,608)		740,331

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.7%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	17	18
Antler Mortgage Trust
Series 2019-RTL1, Class A1, 4.46%, 6/27/2022(a)	6,500	6,513
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	10,718	10,776
Bear Stearns ARM Trust Series 2003-7, Class 3A, 4.31%, 10/25/2033(f)	64	65
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	2
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	64	67
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	41	41
Series 2004-UST1, Class A6, 4.51%, 8/25/2034(f)	642	636

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-23, Class 8A1, 5.00%, 9/25/2018	69		68
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	74		73
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.47%, 4/1/2037(f)	500		246
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	173		185
Series 56, Class Z, 7.50%, 9/20/2026	46		52
FHLMC REMIC
Series 3648, Class AH, 2.50%, 2/15/2020	138		137
Series 2979, Class BC, 5.00%, 4/15/2020	209		210
Series 4305, Class EA, 1.75%, 9/15/2020	168		166
Series 3750, Class GB, 2.50%, 10/15/2020	115		115
Series 1807, Class G, 9.00%, 10/15/2020	—	(g)	—	(g)
Series 81, Class A, 8.13%, 11/15/2020	—	(g)	—	(g)
Series 85, Class C, 8.60%, 1/15/2021	—	(g)	—	(g)
Series 99, Class Z, 9.50%, 1/15/2021	—	(g)	—	(g)
Series 1045, Class G, HB, 1,066.21%, 2/15/2021	—	(g)	—	(g)
Series 1056, Class KZ, 6.50%, 3/15/2021	1		1
Series 1053, Class G, 7.00%, 3/15/2021	—	(g)	—	(g)
Series 1074, Class H, 8.50%, 5/15/2021	—	(g)	—	(g)
Series 1082, Class C, 9.00%, 5/15/2021	—	(g)	—	(g)
Series 1087, Class I, 8.50%, 6/15/2021	1		1
Series 1125, Class Z, 8.25%, 8/15/2021	4		4
Series 3925, Class CA, 2.00%, 9/15/2021	1,531		1,523
Series 3929, Class DA, 2.00%, 9/15/2021	1,409		1,401
Series 159, Class H, 4.50%, 9/15/2021	—	(g)	—	(g)
Series 189, Class D, 6.50%, 10/15/2021	—	(g)	—	(g)
Series 1142, Class IA, 7.00%, 10/15/2021	2		2
Series 1169, Class G, 7.00%, 11/15/2021	—	(g)	—	(g)
Series 3872, Class ND, 2.00%, 12/15/2021	196		195
Series 2418, Class MF, 6.00%, 2/15/2022	102		104
Series 1343, Class LA, 8.00%, 8/15/2022	6		7
Series 1424, Class F, 1.51%, 11/15/2022(f)	1		1
Series 1480, Class LZ, 7.50%, 3/15/2023	30		32
Series 3784, Class F, 2.84%, 7/15/2023(f)	1,107		1,106
Series 3784, Class S, IF, IO, 4.16%, 7/15/2023(f)	1,188		77
Series 3229, Class AF, 2.69%, 8/15/2023(f)	582		580
Series 1560, Class Z, 7.00%, 8/15/2023	72		76
Series 2682, Class JG, 4.50%, 10/15/2023	1,495		1,541
Series 2686, Class GC, 5.00%, 10/15/2023	1,783		1,852
Series 2790, Class TN, 4.00%, 5/15/2024	185		190
Series 1754, Class Z, 8.50%, 9/15/2024	33		37
Series 1779, Class Z, 8.50%, 4/15/2025	82		93
Series 3763, Class NE, 2.50%, 5/15/2025	405		404
Series 4303, Class VA, 3.50%, 5/15/2025	587		602
Series 2989, Class TG, 5.00%, 6/15/2025	2,601		2,721
Series 2997, Class BC, 5.00%, 6/15/2025	3,364		3,519
Series 3005, Class ED, 5.00%, 7/15/2025	1,376		1,443
Series 3973, Class MA, 3.00%, 8/15/2025	379		381
Series 3810, Class NV, 4.00%, 9/15/2025	458		459
Series 3955, Class WA, 2.50%, 11/15/2025	191		191
Series 3753, Class AS, 3.50%, 11/15/2025	464		476
Series 3753, Class B, 3.50%, 11/15/2025	1,000		1,029
Series 3815, Class EA, 4.00%, 12/15/2025	203		205
Series 3945, Class CA, 3.00%, 3/15/2026	973		981
Series 3864, Class PG, 3.50%, 5/15/2026	184		188
Series 3887, Class GM, 4.00%, 7/15/2026(e)	215		228
Series 3903, Class GB, 4.00%, 8/15/2026	1,255		1,294
Series 3909, Class HG, 4.00%, 8/15/2026(e)	609		632

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 1888, Class Z, 7.00%, 8/15/2026	126	138
Series 3946, Class BU, 3.00%, 10/15/2026	436	444
Series 4015, Class GL, 2.25%, 3/15/2027	354	355
Series 4020, Class N, 3.00%, 3/15/2027	189	193
Series 4054, Class AE, 1.50%, 4/15/2027	782	770
Series 4039, Class AB, 1.50%, 5/15/2027	651	639
Series 4097, Class HJ, 1.50%, 8/15/2027	2,013	1,957
Series 4100, Class EC, 1.50%, 8/15/2027	8,536	8,345
Series 4361, Class CA, 2.50%, 9/15/2027	1,375	1,382
Series 4257, Class A, 2.50%, 10/15/2027	314	315
Series 4131, Class BC, 1.25%, 11/15/2027	340	328
Series 4286, Class J, 2.50%, 11/15/2027	1,295	1,298
Series 4141, Class BI, IO, 2.50%, 12/15/2027	9,096	630
Series 4207, Class JD, 1.50%, 5/15/2028	517	509
Series 2090, Class F, 2.64%, 10/15/2028(f)	221	220
Series 3523, Class MX, 4.50%, 4/15/2029	229	241
Series 2995, Class FT, 2.69%, 5/15/2029(f)	236	236
Series 3976, Class AE, 2.50%, 8/15/2029	250	249
Series 3977, Class AB, 3.00%, 9/15/2029	1,233	1,234
Series 3984, Class EA, 3.50%, 11/15/2029	315	317
Series 3721, Class DG, 2.75%, 9/15/2030	543	548
Series 3775, Class DB, 4.00%, 12/15/2030	831	874
Series 3779, Class LB, 4.00%, 12/15/2030	907	961
Series 2303, Class FY, 2.74%, 4/15/2031(f)	235	233
Series 2326, Class ZQ, 6.50%, 6/15/2031	287	318
Series 4252, Class MD, 3.00%, 7/15/2031	248	252
Series 2362, Class F, 2.84%, 9/15/2031(f)	266	265
Series 2500, Class FD, 2.94%, 3/15/2032(f)	314	314
Series 4318, Class KB, 2.50%, 4/15/2032	1,061	1,062
Series 4170, Class QE, 2.00%, 5/15/2032	411	407
Series 4094, Class BF, 2.84%, 8/15/2032(f)	930	935
Series 2492, Class GH, 6.00%, 8/15/2032	420	471
Series 4142, Class PG, 2.00%, 12/15/2032	273	270
Series 2711, Class FC, 3.34%, 2/15/2033(f)	2,008	2,055
Series 2638, Class JG, 5.00%, 2/15/2033	198	198
Series 2602, Class FH, 2.75%, 4/15/2033(f)	377	374
Series 2617, Class Z, 5.50%, 5/15/2033	179	199
Series 2662, Class MT, 4.50%, 8/15/2033	212	221
Series 2693, Class Z, 5.50%, 10/15/2033	319	351
Series 3005, Class PV, IF, 8.89%, 10/15/2033(f)	17	19
Series 4235, Class AB, 2.00%, 1/15/2034	239	239
Series 2806, Class FA, 3.44%, 2/15/2034(f)	552	560
Series 2922, Class GA, 5.50%, 5/15/2034	134	135
Series 2989, Class MU, IF, IO, 4.56%, 7/15/2034(f)	2,599	432
Series 3204, Class ZM, 5.00%, 8/15/2034	1,127	1,238
Series 2953, Class MF, 2.74%, 12/15/2034(f)	250	250
Series 2898, Class PG, 5.00%, 12/15/2034	1,367	1,501
Series 3003, Class LD, 5.00%, 12/15/2034	266	294
Series 2933, Class EM, 5.50%, 1/15/2035	164	179
Series 2929, Class PG, 5.00%, 2/15/2035	179	198
Series 2953, Class PG, 5.50%, 3/15/2035	620	696
Series 2976, Class HZ, 4.50%, 5/15/2035	557	581
Series 3002, Class BN, 5.00%, 7/15/2035	501	547
Series 3013, Class HZ, 5.00%, 8/15/2035	1,786	1,955
Series 3036, Class NE, 5.00%, 9/15/2035	228	250
Series 3101, Class UZ, 6.00%, 1/15/2036	402	450
Series 3174, Class LF, 2.79%, 5/15/2036(f)	546	546
Series 3710, Class FL, 2.94%, 5/15/2036(f)	191	191

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3662, Class ZB, 5.50%, 8/15/2036	313		349
Series 3704, Class DC, 4.00%, 11/15/2036	1,449		1,483
Series 3855, Class AM, 6.50%, 11/15/2036	4,392		4,919
Series 3258, Class PM, 5.50%, 12/15/2036	985		1,086
Series 4655, Class CA, 3.00%, 1/15/2037	688		689
Series 4279, Class JA, 3.00%, 2/15/2037	1,232		1,251
Series 4181, Class LA, 3.00%, 3/15/2037	1,394		1,403
Series 3305, Class IW, IF, IO, 4.01%, 4/15/2037(f)	555		54
Series 3318, Class HF, 2.70%, 5/15/2037(f)	977		965
Series 3326, Class FG, 2.79%, 6/15/2037(f)	1,321		1,308
Series 4182, Class C, 3.00%, 6/15/2037	683		686
Series 3724, Class CM, 5.50%, 6/15/2037	671		753
Series 3351, Class ZC, 5.50%, 7/15/2037	2,538		2,836
Series 3420, Class EI, IO, 1.12%, 8/15/2037(e)	7,933		336
Series 3805, Class PA, 4.50%, 10/15/2037	369		375
Series 4305, Class KA, 3.00%, 3/15/2038	2,858		2,863
Series 3429, Class S, IF, IO, 4.38%, 3/15/2038(f)	930		136
Series 4318, Class LH, 3.00%, 6/15/2038	1,440		1,443
Series 3459, Class MB, 5.00%, 6/15/2038	227		249
Series 4290, Class CA, 3.50%, 12/15/2038	682		697
Series 4085, Class FB, 2.84%, 1/15/2039(f)	232		234
Series 3546, Class A, 4.34%, 2/15/2039(f)	1,013		1,044
Series 4061, Class CF, 2.79%, 3/15/2039(f)	474		472
Series 3540, Class A, 5.00%, 5/15/2039	715		767
Series 4346, Class A, 3.50%, 7/15/2039	216		223
Series 3597, Class HM, 4.50%, 8/15/2039	634		670
Series 3569, Class NY, 5.00%, 8/15/2039	1,089		1,205
Series 4209, Class A, 4.00%, 9/15/2039	721		737
Series 3572, Class JS, IF, IO, 4.36%, 9/15/2039(f)	1,010		128
Series 3962, Class FB, 2.94%, 10/15/2039(f)	176		177
Series 3585, Class KW, 4.50%, 10/15/2039	3,617		3,856
Series 3609, Class SA, IF, IO, 3.90%, 12/15/2039(f)	4,220		620
Series 3768, Class MB, 4.00%, 12/15/2039	369		385
Series 3910, Class CT, 4.00%, 12/15/2039	362		373
Series 4327, Class A, 4.00%, 2/15/2040	483		492
Series 3632, Class PK, 5.00%, 2/15/2040	945		1,020
Series 3656, Class PM, 5.00%, 4/15/2040	5,452		5,995
Series 3819, Class G, 4.00%, 6/15/2040	203		212
Series 3786, Class NA, 4.50%, 7/15/2040	311		324
Series 3960, Class FJ, 2.79%, 8/15/2040(f)	242		243
Series 3726, Class PA, 3.00%, 8/15/2040	854		866
Series 4088, Class LE, 4.00%, 10/15/2040	1,967		1,993
Series 3803, Class FY, 2.84%, 1/15/2041(f)	448		448
Series 3864, Class KL, 2.75%, 2/15/2041	230		230
Series 3844, Class FA, 2.89%, 4/15/2041(f)	496		494
Series 3862, Class GA, 4.00%, 4/15/2041	538		572
Series 4229, Class MA, 3.50%, 5/15/2041	15,179		15,608
Series 3939, Class BZ, 4.50%, 6/15/2041	6,412		6,893
Series 4150, Class FN, 2.74%, 7/15/2041(f)	995		996
Series 4150, Class FY, 2.74%, 8/15/2041(f)	970		966
Series 4215, Class NA, 3.00%, 4/15/2042	396		400
Series 4314, Class LP, 3.50%, 7/15/2043	304		314
Series 4374, Class NC, 3.75%, 2/15/2046(e)	5,471		5,529
FHLMC STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	555		574
Series 218, PO, 2/1/2032	184		166
FNMA REMIC
Series 2009-70, Class IN, IO, 4.50%, 8/25/2019	—	(g)	—	(g)
Series 1989-54, Class E, 8.40%, 8/25/2019	—	(g)	—	(g)
Series 1989-70, Class G, 8.00%, 10/25/2019	—	(g)	—	(g)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 1989-72, Class E, 9.35%, 10/25/2019	1		1
Series 1989-89, Class H, 9.00%, 11/25/2019	—	(g)	—	(g)
Series 1989-96, Class H, 9.00%, 12/25/2019	—	(g)	—	(g)
Series 1990-7, Class B, 8.50%, 1/25/2020	—	(g)	—	(g)
Series 1990-12, Class G, 4.50%, 2/25/2020	—	(g)	—	(g)
Series 1990-19, Class G, 9.75%, 2/25/2020	—	(g)	—	(g)
Series 1990-58, Class J, 7.00%, 5/25/2020	1		1
Series 2010-60, IO, 4.00%, 6/25/2020	253		4
Series 1990-61, Class H, 7.00%, 6/25/2020	2		2
Series 1990-109, Class J, 7.00%, 9/25/2020	—	(g)	—	(g)
Series 1990-106, Class J, 8.50%, 9/25/2020	1		1
Series 1990-111, Class Z, 8.75%, 9/25/2020	—	(g)	—	(g)
Series 1990-123, Class G, 7.00%, 10/25/2020	1		1
Series 1990-117, Class E, 8.95%, 10/25/2020	—	(g)	—	(g)
Series 1990-132, Class Z, 7.00%, 11/25/2020	—	(g)	—	(g)
Series 1990-137, Class X, 9.00%, 12/25/2020	11		12
Series 2011-17, Class CJ, 2.75%, 3/25/2021	153		153
Series 1991-53, Class J, 7.00%, 5/25/2021	—	(g)	—	(g)
Series G-11, Class Z, 8.50%, 5/25/2021	—	(g)	—	(g)
Series 2011-67, Class EJ, 2.50%, 7/25/2021	80		80
Series 2011-66, Class QA, 3.50%, 7/25/2021	150		151
Series 1991-130, Class C, 9.00%, 9/25/2021	—	(g)	—	(g)
Series 2011-104, Class DC, 1.50%, 10/25/2021	670		664
Series G92-19, Class M, 8.50%, 4/25/2022	33		35
Series 1992-96, Class B, PO, 5/25/2022	—	(g)	—	(g)
Series 2012-94, Class E, 3.00%, 6/25/2022	190		189
Series G92-40, Class ZC, 7.00%, 7/25/2022	1		1
Series G92-35, Class E, 7.50%, 7/25/2022	3		3
Series G92-35, Class EA, 8.00%, 7/25/2022	94		98
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(g)	—	(g)
Series 1992-131, Class KB, 8.00%, 8/25/2022	222		235
Series G92-54, Class ZQ, 7.50%, 9/25/2022	2		2
Series 1992-185, Class L, 8.00%, 10/25/2022	243		259
Series G92-64, Class J, 8.00%, 11/25/2022	605		637
Series G92-66, Class K, 8.00%, 12/25/2022	267		282
Series 2011-98, Class VC, 3.50%, 1/25/2023	753		760
Series 2011-116, Class VA, 3.50%, 2/25/2023	744		756
Series 1997-44, Class N, PO, 6/25/2023	146		139
Series 1993-216, Class E, PO, 8/25/2023	80		76
Series 1993-235, Class G, PO, 9/25/2023	6		6
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(f)	1		1
Series 2003-106, Class WG, 4.50%, 11/25/2023	3,743		3,859
Series 1993-226, Class PK, 6.00%, 12/25/2023	216		228
Series 1994-15, Class ZK, 5.50%, 2/25/2024	508		529
Series 1994-43, Class PK, 6.35%, 2/25/2024	250		262
Series 2011-45, Class VA, 4.00%, 3/25/2024	598		598
Series 2001-40, PO, 4/25/2024	99		94
Series G94-6, Class PJ, 8.00%, 5/17/2024	237		254
Series 2013-52, Class PV, 3.00%, 10/25/2024	2,553		2,596
Series 2010-38, Class B, 4.00%, 4/25/2025	494		505
Series 2011-26, Class EG, 3.00%, 6/25/2025	2,425		2,433
Series 2014-3, Class BV, 3.00%, 6/25/2025	1,850		1,874
Series 2011-17, Class GD, 3.50%, 2/25/2026	260		264
Series 2011-48, Class CN, 4.00%, 6/25/2026(e)	187		196
Series 2011-61, Class B, 3.00%, 7/25/2026	1,000		1,015
Series 2012-32, Class DE, 3.00%, 12/25/2026	540		547
Series 2015-96, Class EA, 3.00%, 12/25/2026	631		643
Series 2012-26, Class CA, 2.50%, 3/25/2027	197		197

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	15,679	1,340
Series 2013-5, Class DA, 1.50%, 2/25/2028	1,034	1,010
Series 2014-26, Class HC, 2.50%, 2/25/2028	461	462
Series 2013-13, Class KD, 1.50%, 3/25/2028	680	664
Series 2008-72, IO, 5.00%, 8/25/2028	126	9
Series 2011-36, Class QC, 3.00%, 12/25/2028	201	201
Series 2013-137, Class BA, 1.50%, 1/25/2029	1,094	1,062
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,602	1,711
Series 2010-14, Class AC, 4.00%, 3/25/2030	508	533
Series 2013-101, Class HA, 3.00%, 10/25/2030	348	352
Series 2012-14, Class EA, 2.50%, 12/25/2030	165	164
Series 2015-89, Class KE, 2.00%, 11/25/2031	263	259
Series 2001-81, Class HE, 6.50%, 1/25/2032	3,986	4,528
Series 2002-34, Class FA, 2.94%, 5/18/2032(f)	244	244
Series 2013-109, Class BA, 3.00%, 10/25/2032	1,783	1,815
Series 2002-64, Class PG, 5.50%, 10/25/2032	3,435	3,803
Series 2004-61, Class FH, 3.23%, 11/25/2032(f)	1,682	1,699
Series 2002-77, Class TF, 3.44%, 12/18/2032(f)	328	330
Series 2002-77, Class QG, 5.50%, 12/25/2032	836	929
Series 2002-84, Class DZ, 5.50%, 12/25/2032	479	521
Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,832	2,015
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	320	66
Series 2003-49, IO, 6.50%, 6/25/2033	455	103
Series 2003-58, Class GL, 3.50%, 7/25/2033	233	240
Series 2003-84, Class PZ, 5.00%, 9/25/2033	134	148
Series 2003-107, Class ZD, 6.00%, 11/25/2033	2,698	2,978
Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,143
Series 2004-60, Class LB, 5.00%, 4/25/2034	216	222
Series 2005-19, Class PA, 5.50%, 7/25/2034	608	614
Series 2004-72, Class F, 2.93%, 9/25/2034(f)	297	299
Series 2004-91, Class BR, 5.50%, 12/25/2034	132	149
Series 2004-101, Class AR, 5.50%, 1/25/2035	31	33
Series 2005-27, Class HZ, 5.00%, 4/25/2035	3,709	4,057
Series 2005-38, Class FK, 2.73%, 5/25/2035(f)	924	917
Series 2005-66, Class PF, 2.68%, 7/25/2035(f)	363	362
Series 2005-64, Class PL, 5.50%, 7/25/2035	167	182
Series 2006-4, Class PB, 6.00%, 9/25/2035	1,886	2,006
Series 2010-39, Class FT, 3.38%, 10/25/2035(f)	1,408	1,429
Series 2005-88, Class ZC, 5.00%, 10/25/2035	4,308	4,709
Series 2007-109, Class VZ, 5.00%, 10/25/2035	3,757	4,103
Series 2005-84, Class MB, 5.75%, 10/25/2035	40	44
Series 2013-114, Class JA, 3.00%, 11/25/2035	422	425
Series 2005-99, Class AF, 2.78%, 12/25/2035(f)	202	202
Series 2014-88, Class ER, 2.50%, 2/25/2036	190	192
Series 2006-16, Class FC, 2.73%, 3/25/2036(f)	224	224
Series 2006-14, Class DB, 5.50%, 3/25/2036	772	847
Series 2006-27, Class BF, 2.73%, 4/25/2036(f)	460	460
Series 2006-46, Class FW, 2.83%, 6/25/2036(f)	619	615
Series 2006-42, Class PF, 2.84%, 6/25/2036(f)	445	446
Series 2006-50, Class PE, 5.00%, 6/25/2036	748	832
Series 2009-71, Class JT, 6.00%, 6/25/2036	391	442
Series 2006-101, Class FC, 2.73%, 7/25/2036(f)	507	502
Series 2006-101, Class FD, 2.73%, 7/25/2036(f)	324	320
Series 2006-56, Class DC, 3.08%, 7/25/2036(f)	521	527
Series 2006-58, Class ST, IF, IO, 4.72%, 7/25/2036(f)	355	59
Series 2014-23, Class PA, 3.50%, 8/25/2036	9,136	9,316
Series 2007-1, Class NF, 2.68%, 2/25/2037(f)	803	803
Series 2007-16, Class FC, 3.18%, 3/25/2037(f)	37	39

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-22, Class SC, IF, IO, 3.65%, 3/25/2037(f)	48	2
Series 2007-33, Class MS, IF, IO, 4.16%, 4/25/2037(f)	2,500	336
Series 2011-71, Class FB, 2.93%, 5/25/2037(f)	861	862
Series 2007-57, Class ZE, 4.75%, 5/25/2037	1,054	1,108
Series 2007-54, Class FA, 2.83%, 6/25/2037(f)	306	307
Series 2013-55, Class BA, 3.00%, 6/25/2037	1,868	1,885
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	4,169	4,667
Series 2008-93, Class AM, 5.50%, 6/25/2037	343	351
Series 2008-5, Class PE, 5.00%, 8/25/2037	204	224
Series 2007-85, Class SH, IF, IO, 4.07%, 9/25/2037(f)	1,892	136
Series 2013-74, Class HP, 3.00%, 10/25/2037	369	374
Series 2011-103, Class JB, 3.50%, 10/25/2037	630	630
Series 2013-83, Class CA, 3.50%, 10/25/2037	6,392	6,470
Series 2010-68, Class DA, 4.50%, 10/25/2037	201	205
Series 2007-106, Class A7, 6.15%, 10/25/2037(f)	353	389
Series 2007-117, Class FM, 3.13%, 1/25/2038(f)	324	329
Series 2007-117, Class MF, 3.13%, 1/25/2038(f)	608	617
Series 2008-24, Class PF, 3.08%, 2/25/2038(f)	287	289
Series 2008-18, Class SE, IF, IO, 3.84%, 3/25/2038(f)	179	22
Series 2008-25, Class DZ, 5.75%, 4/25/2038	767	851
Series 2013-139, Class EA, 3.00%, 8/25/2038	3,631	3,672
Series 2013-96, Class YA, 3.50%, 9/25/2038	1,752	1,802
Series 2008-83, Class CA, 6.00%, 9/25/2038	984	1,116
Series 2011-48, Class HC, 3.00%, 10/25/2038	591	595
Series 2013-92, Class A, 3.50%, 12/25/2038	5,736	5,835
Series 2011-36, Class PA, 4.00%, 2/25/2039	21	21
Series 2011-104, Class KE, 2.50%, 3/25/2039	107	107
Series 2013-15, Class EF, 2.78%, 3/25/2039(f)	321	322
Series 2012-56, Class FG, 2.93%, 3/25/2039(f)	583	585
Series 2011-104, Class KY, 4.00%, 3/25/2039	466	480
Series 2012-89, Class FD, 2.88%, 4/25/2039(f)	2,522	2,521
Series 2009-29, Class LA, 1.49%, 5/25/2039(f)	1,793	1,651
Series 2009-62, Class HJ, 6.00%, 5/25/2039	698	747
Series 2012-73, Class LF, 2.88%, 6/25/2039(f)	813	814
Series 2012-14, Class DA, 2.00%, 7/25/2039	122	121
Series 2009-70, Class FA, 3.63%, 9/25/2039(f)	237	242
Series 2009-73, Class HJ, 6.00%, 9/25/2039	272	304
Series 2010-118, Class EF, 2.88%, 10/25/2039(f)	429	431
Series 2009-86, Class PE, 5.00%, 10/25/2039	6,490	7,149
Series 2009-87, Class B, 4.50%, 11/25/2039	3,757	3,997
Series 2009-112, Class SW, IF, IO, 3.82%, 1/25/2040(f)	4,918	667
Series 2013-1, Class BA, 3.00%, 2/25/2040	3,592	3,613
Series 2010-35, Class KF, 2.93%, 4/25/2040(f)	1,019	1,024
Series 2010-37, Class CY, 5.00%, 4/25/2040	121	129
Series 2011-3, Class KA, 5.00%, 4/25/2040	1,044	1,095
Series 2011-61, Class ZA, 5.00%, 4/25/2040	2,198	2,414
Series 2010-43, Class HJ, 5.50%, 5/25/2040	362	407
Series 2010-58, Class FA, 2.98%, 6/25/2040(f)	705	710
Series 2010-58, Class FY, 3.16%, 6/25/2040(f)	316	320
Series 2012-63, Class MA, 4.00%, 6/25/2040	448	463
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,164	2,326
Series 2012-44, Class LA, 3.50%, 9/25/2040	495	505
Series 2012-9, Class YF, 2.83%, 11/25/2040(f)	456	456
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	2,869	205
Series 2015-44, Class J, 3.50%, 12/25/2040	141	145
Series 2013-96, Class CA, 4.00%, 4/25/2041	2,031	2,115
Series 2011-53, Class FT, 3.01%, 6/25/2041(f)	263	264
Series 2011-52, Class GB, 5.00%, 6/25/2041	225	247

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2012-16, Class WH, 4.00%, 7/25/2041	411		429
Series 2011-128, Class KP, 4.50%, 7/25/2041	232		246
Series 2011-59, Class NZ, 5.50%, 7/25/2041	1,402		1,573
Series 2013-126, Class CA, 4.00%, 9/25/2041	908		965
Series 2001-50, Class BA, 7.00%, 10/25/2041	151		170
Series 2012-100, Class TL, 4.00%, 4/25/2042	707		742
Series 2013-9, Class CB, 5.50%, 4/25/2042	6,152		6,845
Series 2012-128, Class VF, 2.68%, 6/25/2042(f)	1,371		1,361
Series 2013-96, Class FY, 2.78%, 7/25/2042(f)	436		435
Series 2013-81, Class NC, 3.00%, 10/25/2042	1,706		1,735
Series 2013-72, Class AF, 2.68%, 11/25/2042(f)	235		236
Series 2013-58, Class FP, 2.68%, 2/25/2043(f)	2,039		2,029
Series 2013-66, Class LB, 1.50%, 4/25/2043	214		209
Series 2013-64, Class PF, 2.68%, 4/25/2043(f)	1,595		1,585
Series 2018-38, Class EC, 4.00%, 4/25/2043	211		217
Series 2016-100, Class P, 3.50%, 11/25/2044	254		262
Series 2016-2, Class GA, 3.00%, 2/25/2046	4,135		4,203
Series 2017-10, Class FA, 2.83%, 3/25/2047(f)	619		619
FNMA REMIC Trust Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(g)	—	(g)
FNMA STRIPS
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(g)	—	(g)
Series 289, Class 1, PO, 11/25/2027	201		184
Series 334, Class 17, IO, 6.50%, 2/25/2033(f)	283		57
Series 334, Class 9, IO, 6.00%, 3/25/2033	636		126
Series 334, Class 13, IO, 6.00%, 3/25/2033(f)	245		45
Series 356, Class 16, IO, 5.50%, 6/25/2035(f)	197		34
Series 359, Class 16, IO, 5.50%, 10/25/2035(f)	187		34
Series 369, Class 19, IO, 6.00%, 10/25/2036(f)	237		45
Series 369, Class 26, IO, 6.50%, 10/25/2036(f)	144		31
Series 386, Class 20, IO, 6.50%, 8/25/2038(f)	310		57
Series 394, Class C3, IO, 6.50%, 9/25/2038	592		116
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 2.69%, 11/25/2046(f)	2,724		2,684
GNMA
Series 2011-155, Class A, 3.00%, 11/20/2026	245		250
Series 2011-158, Class AB, 3.00%, 11/20/2026	847		858
Series 2012-3, Class AK, 3.00%, 1/16/2027	3,833		3,907
Series 2012-32, Class EG, 3.00%, 3/16/2027	1,848		1,879
Series 2002-45, Class FA, 2.84%, 6/16/2032(f)	356		356
Series 2003-11, PO, 2/16/2033	159		151
Series 2003-11, Class FC, 2.94%, 2/16/2033(f)	341		342
Series 2003-50, Class F, 2.74%, 5/16/2033(f)	284		284
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	352		43
Series 2006-23, Class S, IF, IO, 4.06%, 1/20/2036(f)	1,400		17
Series 2006-26, Class S, IF, IO, 4.06%, 6/20/2036(f)	7,506		1,051
Series 2012-38, Class TF, 2.74%, 12/16/2036(f)	253		253
Series 2007-16, Class KU, IF, IO, 4.21%, 4/20/2037(f)	4,738		622
Series 2009-106, Class XL, IF, IO, 4.31%, 6/20/2037(f)	4,372		394
Series 2013-23, Class BP, 3.00%, 9/20/2037	1,313		1,333
Series 2010-143, Class PH, 3.00%, 11/16/2037	350		352
Series 2008-75, Class SP, IF, IO, 5.03%, 8/20/2038(f)	1,490		210
Series 2009-108, Class WG, 4.00%, 9/20/2038	244		246
Series 2009-14, Class SA, IF, IO, 3.64%, 3/20/2039(f)	4,383		424
Series 2009-14, Class KS, IF, IO, 3.86%, 3/20/2039(f)	1,817		204
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	554		133
Series 2009-75, Class NB, 4.50%, 6/20/2039	333		350
Series 2011-48, Class QA, 5.00%, 8/16/2039	898		910
Series 2010-144, Class DA, 4.00%, 9/16/2039	220		227
Series 2011-26, Class PA, 4.00%, 7/20/2040	205		213

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2013-71, Class NA, 2.50%, 8/20/2041	209		209
Series 2012-96, Class WP, 6.50%, 8/16/2042	5,727		6,536
Series 2015-80, Class CP, 4.50%, 6/20/2045	1,324		1,395
Series 2015-80, Class CQ, 5.00%, 6/20/2045	956		1,023
Series 2010-H26, Class LF, 2.84%, 8/20/2058(f)	415		414
Series 2010-H03, Class FA, 3.03%, 3/20/2060(f)	5,672		5,680
Series 2011-H11, Class FB, 2.99%, 4/20/2061(f)	720		720
Series 2011-H21, Class FA, 3.09%, 10/20/2061(f)	474		475
Series 2013-H05, Class FB, 2.89%, 2/20/2062(f)	1,456		1,452
Series 2012-H14, Class FK, 3.07%, 7/20/2062(f)	679		680
Series 2012-H18, Class NA, 3.01%, 8/20/2062(f)	502		502
Series 2012-H20, Class BA, 3.05%, 9/20/2062(f)	1,361		1,363
Series 2012-H29, Class FA, 3.01%, 10/20/2062(f)	283		283
Series 2012-H23, Class WA, 3.01%, 10/20/2062(f)	587		588
Series 2012-H30, Class GA, 2.84%, 12/20/2062(f)	570		568
Series 2013-H08, Class FA, 2.84%, 3/20/2063(f)	1,062		1,059
Series 2013-H11, Class FA, 2.94%, 4/20/2063(f)	790		789
Series 2013-H14, Class FG, 2.96%, 5/20/2063(f)	260		260
Series 2014-H05, Class FB, 3.09%, 12/20/2063(f)	927		929
Series 2014-H16, Class FL, 2.95%, 7/20/2064(f)	1,200		1,207
Series 2014-H14, Class GF, 2.96%, 7/20/2064(f)	556		555
Series 2014-H21, Class FA, 3.14%, 10/20/2064(f)	463		463
Series 2015-H04, Class FL, 2.96%, 2/20/2065(f)	303		303
Series 2015-H13, Class FG, 2.89%, 4/20/2065(f)	822		820
Series 2015-H09, Class FA, 3.11%, 4/20/2065(f)	626		626
Series 2015-H14, Class FB, 2.92%, 5/20/2065(f)	323		323
Series 2015-H14, Class FA, 3.06%, 6/20/2065(f)	2,462		2,457
Series 2015-H27, Class FA, 3.24%, 9/20/2065(f)	2,321		2,332
Series 2015-H29, Class FA, 3.19%, 10/20/2065(f)	449		450
Series 2017-H07, Class FG, 2.95%, 2/20/2067(f)	927		926
Series 2017-H14, Class FD, 2.96%, 6/20/2067(f)	947		946
Series 2017-H16, Class CF, 2.96%, 7/20/2067(f)	1,209		1,209
Series 2017-H15, Class FN, 2.99%, 7/20/2067(f)	864		864
Series 2018-H04, Class FG, 2.77%, 2/20/2068(f)	681		676
Series 2018-H07, Class FE, 2.84%, 2/20/2068(f)	427		425
JP Morgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	522		483
Series 2006-A2, Class 4A1, 4.58%, 8/25/2034(f)	1,286		1,342
MASTR Alternative Loan Trust
Series 2004-8, Class 7A1, 5.00%, 9/25/2019	3		3
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1		1
ML Trust XLIV Series 44, Class G, 9.00%, 8/20/2020‡	—	(g)	—	(g)
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 3A, 2.40%, 12/8/2020	867		868
Series 2010-R3, Class 1A, 3.03%, 12/8/2020(f)	6,976		6,992
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 2.69%, 12/25/2035(f)	1,471		588
Prime Mortgage Trust Series 2005-2, Class 1A1, 4.75%, 7/25/2020	31		31
Vendee Mortgage Trust Series 1994-3C, Class 3, 9.78%, 3/15/2021	—	(g)	—	(g)
Verus Securitization Trust Series 2019-2, Class A1, 3.21%, 4/25/2059(a)(f)	1,500		1,500
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-K, Class 1A1, 4.68%, 11/25/2033(f)	431		443
Series 2003-K, Class 1A2, 4.68%, 11/25/2033(f)	7		7
Series 2003-M, Class A1, 4.90%, 12/25/2033(f)	1,246		1,298
Series 2004-O, Class A1, 4.68%, 8/25/2034(f)	463		482
Series 2004-EE, Class 3A2, 4.77%, 12/25/2034(f)	537		557
Series 2004-EE, Class 2A2, 4.80%, 12/25/2034(f)	307		320

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $411,412)			414,147

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 5.1%
FHLMC
Pool # 611141, ARM, 4.63%, 1/1/2027(f)	20		21
Pool # 786211, ARM, 5.75%, 1/1/2027(f)	1		1
Pool # 846774, ARM, 4.65%, 12/1/2027(f)	27		28
Pool # 1B2844, ARM, 4.66%, 3/1/2035(f)	69		72
Pool # 1L1380, ARM, 5.15%, 3/1/2035(f)	1,742		1,855
Pool # 1L1379, ARM, 5.26%, 10/1/2035(f)	952		1,015
Pool # 1G1861, ARM, 5.16%, 3/1/2036(f)	555		588
Pool # 1J1380, ARM, 5.33%, 3/1/2036(f)	727		777
Pool # 1J1313, ARM, 4.21%, 6/1/2036(f)	126		131
Pool # 1G1028, ARM, 4.55%, 7/1/2036(f)	50		53
Pool # 1K0035, ARM, 4.61%, 8/1/2036(f)	497		525
Pool # 1N0273, ARM, 4.63%, 8/1/2036(f)	313		327
Pool # 1J1393, ARM, 4.31%, 10/1/2036(f)	1,072		1,117
Pool # 1J1378, ARM, 4.52%, 11/1/2036(f)	335		350
Pool # 1N0346, ARM, 4.27%, 12/1/2036(f)	384		397
Pool # 1J1418, ARM, 4.61%, 12/1/2036(f)	126		133
Pool # 1J1467, ARM, 4.61%, 12/1/2036(f)	214		224
Pool # 1J1541, ARM, 4.68%, 1/1/2037(f)	905		950
Pool # 1J1516, ARM, 4.77%, 2/1/2037(f)	81		85
Pool # 1J1543, ARM, 5.48%, 2/1/2037(f)	106		112
Pool # 1N1458, ARM, 4.42%, 3/1/2037(f)	450		466
Pool # 1J1635, ARM, 4.70%, 3/1/2037(f)	245		256
Pool # 1J1522, ARM, 5.31%, 3/1/2037(f)	307		326
Pool # 1Q0339, ARM, 4.86%, 4/1/2037(f)	49		50
Pool # 1Q0697, ARM, 4.20%, 5/1/2037(f)	1,010		1,043
Pool # 1J1681, ARM, 4.61%, 6/1/2037(f)	1,494		1,574
Pool # 1J1685, ARM, 4.62%, 6/1/2037(f)	1,066		1,128
Pool # 847871, ARM, 3.96%, 8/1/2037(f)	124		129
Pool # 1J2834, ARM, 4.65%, 8/1/2037(f)	226		238
Pool # 1B3605, ARM, 5.04%, 8/1/2037(f)	233		242
Pool # 1Q0476, ARM, 4.56%, 10/1/2037(f)	266		281
Pool # 1J2945, ARM, 4.50%, 11/1/2037(f)	58		60
Pool # 1Q0894, ARM, 5.08%, 1/1/2038(f)	523		562
Pool # 1Q0722, ARM, 5.04%, 4/1/2038(f)	499		530
FHLMC Gold Pools, 15 Year
Pool # G12656, 4.00%, 7/1/2019	1		1
Pool # G11596, 5.50%, 8/1/2019	3		3
Pool # G11652, 6.00%, 1/1/2020	11		11
Pool # G12859, 6.00%, 6/1/2020	—	(g)	—	(g)
Pool # G13056, 5.50%, 12/1/2020	21		21
Pool # G12880, 5.00%, 1/1/2021	31		32
Pool # G13621, 6.50%, 8/1/2021	4		4
Pool # J03447, 6.00%, 9/1/2021	39		39
Pool # G13821, 6.00%, 11/1/2021	113		114
Pool # J10285, 5.50%, 4/1/2022	31		31
Pool # J21988, 2.00%, 1/1/2023	491		494
Pool # G14702, 2.50%, 3/1/2023	87		87
Pool # J24206, 2.00%, 6/1/2023	197		196
Pool # G13274, 5.50%, 10/1/2023	912		945
Pool # G13301, 5.50%, 10/1/2023	2,398		2,495
Pool # J10284, 6.00%, 12/1/2023	57		59
Pool # G13433, 5.50%, 1/1/2024	334		349
Pool # G15542, 2.50%, 8/1/2025	529		531

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # J14494, 4.00%, 2/1/2026	6,230	6,440
Pool # J14783, 4.00%, 3/1/2026	166	173
Pool # J15974, 4.00%, 6/1/2026	2,281	2,358
Pool # G14643, 4.00%, 8/1/2026	200	209
Pool # J18745, 3.00%, 4/1/2027	1,501	1,525
Pool # J20463, 2.50%, 9/1/2027	306	308
Pool # G14606, 2.50%, 11/1/2027(h)	1,059	1,066
Pool # G18462, 2.00%, 4/1/2028	1,522	1,507
Pool # G14973, 4.00%, 12/1/2028	188	197
Pool # G16386, 2.00%, 3/1/2030	648	642
Pool # J31731, 3.00%, 5/1/2030	901	917
FHLMC Gold Pools, 20 Year
Pool # G30195, 6.50%, 5/1/2021	1	1
Pool # G30262, 6.00%, 10/1/2024	207	225
Pool # C91261, 4.50%, 8/1/2029	299	314
Pool # C91349, 4.50%, 12/1/2030	279	295
Pool # G30565, 4.50%, 10/1/2031	545	578
Pool # G30701, 5.00%, 11/1/2031	227	239
Pool # C91447, 3.50%, 5/1/2032	441	456
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	140	153
Pool # G01665, 5.50%, 3/1/2034	3,431	3,767
Pool # G05046, 5.00%, 11/1/2036	203	218
Pool # G03073, 5.50%, 7/1/2037	1,759	1,926
Pool # G04772, 7.00%, 8/1/2038	183	211
Pool # G05798, 5.50%, 1/1/2040	416	461
Pool # G08729, 4.50%, 9/1/2046	1,804	1,896
FHLMC Gold Pools, Other
Pool # T40143, 2.50%, 7/1/2028	2,013	2,001
Pool # U79019, 3.00%, 7/1/2028	340	345
Pool # U49013, 3.00%, 9/1/2028	3,112	3,160
Pool # G20027, 10.00%, 10/1/2030	160	169
Pool # G20028, 7.50%, 12/1/2036	4,337	4,823
FNMA
Pool # 326088, ARM, 4.45%, 5/1/2025(f)	1	1
Pool # 325081, ARM, 5.10%, 10/1/2025(f)	5	5
Pool # 409902, ARM, 4.60%, 6/1/2027(f)	11	12
Pool # 52597, ARM, 2.75%, 7/1/2027(f)	3	4
Pool # 725902, ARM, 4.41%, 9/1/2034(f)	55	58
Pool # 810896, ARM, 4.20%, 1/1/2035(f)	64	66
Pool # 865095, ARM, 5.23%, 10/1/2035(f)	992	1,061
Pool # 848757, ARM, 4.24%, 12/1/2035(f)	177	183
Pool # AD0295, ARM, 5.16%, 3/1/2036(f)	1,274	1,354
Pool # 877009, ARM, 5.27%, 3/1/2036(f)	1,575	1,682
Pool # 894571, ARM, 5.34%, 3/1/2036(f)	1,342	1,433
Pool # 871502, ARM, 4.59%, 4/1/2036(f)	54	55
Pool # 895687, ARM, 4.32%, 5/1/2036(f)	209	218
Pool # 886952, ARM, 4.55%, 6/1/2036(f)	3	3
Pool # 882099, ARM, 4.53%, 7/1/2036(f)	137	143
Pool # 884722, ARM, 4.34%, 8/1/2036(f)	280	293
Pool # 745858, ARM, 4.51%, 8/1/2036(f)	116	122
Pool # 745762, ARM, 4.52%, 8/1/2036(f)	1	1
Pool # 886558, ARM, 4.61%, 8/1/2036(f)	242	255
Pool # 887714, ARM, 4.66%, 8/1/2036(f)	168	177
Pool # 882241, ARM, 4.41%, 10/1/2036(f)	230	240
Pool # 894271, ARM, 4.67%, 10/1/2036(f)	33	35
Pool # AD0296, ARM, 4.43%, 12/1/2036(f)	871	911
Pool # 870920, ARM, 4.54%, 12/1/2036(f)	32	33
Pool # 905593, ARM, 4.61%, 12/1/2036(f)	84	88
Pool # 905196, ARM, 4.92%, 12/1/2036(f)	100	105
Pool # 920954, ARM, 4.15%, 1/1/2037(f)	953	982

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 888143, ARM, 4.61%, 1/1/2037(f)	57		60
Pool # 913984, ARM, 4.36%, 2/1/2037(f)	466		481
Pool # 910178, ARM, 4.90%, 3/1/2037(f)	829		869
Pool # 936588, ARM, 3.92%, 4/1/2037(f)	189		194
Pool # 888750, ARM, 4.71%, 4/1/2037(f)	150		158
Pool # 944105, ARM, 3.99%, 7/1/2037(f)	16		17
Pool # 948208, ARM, 4.11%, 7/1/2037(f)	974		999
Pool # 888620, ARM, 4.50%, 7/1/2037(f)	112		117
Pool # 950385, ARM, 3.79%, 8/1/2037(f)	18		18
Pool # 950382, ARM, 3.95%, 8/1/2037(f)	1,434		1,460
Pool # 995108, ARM, 4.33%, 11/1/2037(f)	1,170		1,226
Pool # 952182, ARM, 4.57%, 11/1/2037(f)	369		387
Pool # AD0081, ARM, 4.62%, 11/1/2037(f)	477		498
Pool # 966911, ARM, 4.74%, 12/1/2037(f)	196		206
Pool # 914219, ARM, 4.96%, 3/1/2047(f)	265		271
FNMA, 30 Year, FHA/VA
Pool # 415460, 8.50%, 3/1/2027	7		7
Pool # 801357, 5.50%, 8/1/2034	82		88
FNMA, Other
Pool # 745321, 4.50%, 12/1/2019	8		8
Pool # AM8263, 2.42%, 4/1/2022	1,000		1,002
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	309		322
GNMA I, 30 Year
Pool # 293363, 9.50%, 7/15/2020	4		4
Pool # 780010, 9.50%, 3/15/2023	1		1
Pool # 403964, 9.00%, 9/15/2024	3		3
Pool # 780831, 9.50%, 12/15/2024	8		8
Pool # 780115, 8.50%, 4/15/2025	5		5
Pool # 780965, 9.50%, 12/15/2025	24		24
Pool # 783929, 4.00%, 5/15/2026	266		275
Pool # 423946, 9.00%, 10/15/2026	1		—	(g)
Pool # 687926, 6.50%, 9/15/2038	2,311		2,788
GNMA II
Pool # 8642, ARM, 3.75%, 5/20/2020(f)	2		1
Pool # 8785, ARM, 3.62%, 5/20/2021(f)	1		1
Pool # 8807, ARM, 3.75%, 7/20/2021(f)	6		6
Pool # 8938, ARM, 4.00%, 3/20/2022(f)	3		3
Pool # 8046, ARM, 3.75%, 9/20/2022(f)	12		12
Pool # 8746, ARM, 4.12%, 11/20/2025(f)	37		38
Pool # 8790, ARM, 4.00%, 1/20/2026(f)	14		15
Pool # 80053, ARM, 4.00%, 3/20/2027(f)	1		1
Pool # 80152, ARM, 4.00%, 1/20/2028(f)	1		1
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	169		175
Pool # 5277, 3.50%, 1/20/2027	521		535
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	5		5
Pool # 1989, 8.50%, 4/20/2025	9		10
Pool # 2285, 8.00%, 9/20/2026	10		12
Pool # 2499, 8.00%, 10/20/2027	3		4
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2646, 7.50%, 9/20/2028	7		8
Pool # 4224, 7.00%, 8/20/2038	1,723		1,985
Pool # 4245, 6.00%, 9/20/2038	1,681		1,893
Pool # 4247, 7.00%, 9/20/2038	2,137		2,547
UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	204		205
Pool # BM1023, 2.50%, 5/1/2026	256		257
UMBS, 15 Year
2.50%	2,262		2,276
Pool # 725793, 5.50%, 9/1/2019	2		2
Pool # 725993, 6.00%, 9/1/2019	—	(g)	—	(g)

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 735439, 6.00%, 9/1/2019	3		3
Pool # 735208, 6.00%, 10/1/2019	1		1
Pool # 785595, 5.00%, 12/1/2019	7		7
Pool # 735370, 5.50%, 1/1/2020	1		1
Pool # 745014, 6.00%, 5/1/2020	2		2
Pool # 888601, 5.50%, 6/1/2020	27		27
Pool # 889265, 5.50%, 6/1/2020	—	(g)	—	(g)
Pool # 735742, 5.00%, 7/1/2020	17		17
Pool # 995886, 6.00%, 4/1/2021	10		10
Pool # AD0452, 6.00%, 4/1/2021	67		67
Pool # 897937, 6.00%, 8/1/2021	283		290
Pool # 890129, 6.00%, 12/1/2021	128		130
Pool # 889094, 6.50%, 1/1/2023	293		305
Pool # 995286, 6.50%, 3/1/2023	19		20
Pool # AL0229, 5.50%, 9/1/2023	598		615
Pool # AA1035, 6.00%, 12/1/2023	104		107
Pool # AD0471, 5.50%, 1/1/2024	893		914
Pool # 995381, 6.00%, 1/1/2024	225		235
Pool # AE0081, 6.00%, 7/1/2024	860		900
Pool # 931730, 5.00%, 8/1/2024	239		250
Pool # AD0365, 5.50%, 9/1/2024	346		356
Pool # AD0662, 5.50%, 1/1/2025	1,862		1,938
Pool # AL2193, 5.50%, 7/1/2025	2,412		2,512
Pool # AJ5336, 3.00%, 11/1/2026	189		193
Pool # AK0971, 3.00%, 2/1/2027	184		187
Pool # AK7766, 2.50%, 3/1/2027	1,087		1,093
Pool # AO0800, 3.00%, 4/1/2027	239		243
Pool # AP7842, 3.00%, 9/1/2027	181		184
Pool # AL3439, 4.00%, 9/1/2027	187		194
Pool # AL2656, 2.50%, 10/1/2027	1,830		1,840
Pool # 890782, 2.00%, 5/1/2028	434		430
Pool # AU6018, 3.00%, 9/1/2028	455		463
Pool # AL6105, 4.00%, 12/1/2029	165		171
UMBS, 20 Year
Pool # 252575, 6.00%, 7/1/2019	—	(g)	—	(g)
Pool # 252642, 6.50%, 8/1/2019	—	(g)	—	(g)
Pool # 535519, 7.00%, 8/1/2020	15		15
Pool # 253946, 7.00%, 8/1/2021	10		10
Pool # 254344, 6.50%, 6/1/2022	351		389
Pool # 745763, 6.50%, 3/1/2025	198		219
Pool # 256714, 5.50%, 5/1/2027	349		373
Pool # MA0214, 5.00%, 10/1/2029	1,939		2,055
Pool # AD5474, 5.00%, 5/1/2030	598		636
Pool # MA0534, 4.00%, 10/1/2030	266		277
Pool # AL4165, 4.50%, 1/1/2031	1,504		1,585
Pool # MA0804, 4.00%, 7/1/2031	263		275
Pool # MA0792, 4.50%, 7/1/2031	2,196		2,326
Pool # MA3894, 4.00%, 9/1/2031	392		409
Pool # 890653, 4.50%, 1/1/2032	1,007		1,066
Pool # AL1722, 4.50%, 4/1/2032	194		206
Pool # AL3190, 4.00%, 12/1/2032	921		960
Pool # AL5373, 4.50%, 5/1/2034	1,030		1,091
UMBS, 30 Year
Pool # 545334, 8.50%, 9/1/2021	1		1
Pool # 479469, 10.00%, 2/1/2024	—	(g)	—	(g)
Pool # 250511, 6.50%, 3/1/2026	3		3
Pool # 457268, 9.50%, 7/1/2028	3		3
Pool # 555889, 8.00%, 12/1/2030	27		30
Pool # 254548, 5.50%, 12/1/2032	1,920		2,093

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 555458, 5.50%, 5/1/2033	3,088	3,445
Pool # AB0054, 4.50%, 12/1/2034	4,989	5,325
Pool # 735503, 6.00%, 4/1/2035	2,382	2,671
Pool # 745275, 5.00%, 2/1/2036	4,554	4,914
Pool # 889118, 5.50%, 4/1/2036	4,956	5,425
Pool # 889209, 5.00%, 5/1/2036	263	282
Pool # 745948, 6.50%, 10/1/2036	381	440
Pool # 889494, 5.50%, 1/1/2037	367	401
Pool # AD0249, 5.50%, 4/1/2037	3,385	3,696
Pool # 995024, 5.50%, 8/1/2037	531	581
Pool # 950302, 7.00%, 8/1/2037	741	891
Pool # 888890, 6.50%, 10/1/2037	1,077	1,236
Pool # 929005, 6.00%, 1/1/2038	657	735
Pool # 890268, 6.50%, 10/1/2038	1,916	2,232
Pool # 995149, 6.50%, 10/1/2038	1,172	1,365
Pool # AL7521, 5.00%, 6/1/2039	671	722
Pool # AC3237, 5.00%, 10/1/2039	308	333
Pool # AB2025, 5.00%, 1/1/2040	1,602	1,733
Pool # AD6431, 4.50%, 6/1/2040	415	444

TOTAL MORTGAGE-BACKED SECURITIES (Cost $150,847)		153,245

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, Class AJ, 5.48%, 8/15/2039(f) (Cost $1,257)	1,183	1,186

	Shares (000)
SHORT-TERM INVESTMENTS — 0.4%
INVESTMENT COMPANIES — 0.4%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(i)(j) (Cost $12,896)	12,896	12,896

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(d)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(i)(j) (Cost $1,033)	1,033	1,033

Total Investments — 99.1% (Cost $2,965,570)		2,990,802
Other Assets Less Liabilities — 0.9%		26,963

Net Assets — 100.0%		3,017,765

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
CSMC	Credit Suisse Mortgage Trust
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
VA	Veterans Administration

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $1,005,000.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$656,213	$84,118		$740,331
Collateralized Mortgage Obligations	—	414,147	—	(a)	414,147
Commercial Mortgage-Backed Securities	—	1,186	—		1,186
Corporate Bonds	—	856,574	—		856,574
Mortgage-Backed Securities	—	153,245	—		153,245
U.S. Treasury Obligations	—	811,390	—		811,390

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$12,896	$—	$—	$12,896
Investment of cash collateral from securities loaned	1,033	—	—	1,033

Total Investments in Securities	$13,929	$2,892,755	$84,118	$2,990,802

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)		Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$71,765		$4	$590		$12	$20	$(13,648)	$25,375	$—	$84,118
Collateralized Mortgage Obligations	—	(a)	—	—	(a)	—	—	— (a)	—	—	—	(a)

Total	$71,765		$4	$590		$12	$20	$(13,648)	$25,375	$—	$84,118

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3), amounted to approximately $594,000.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the price for the period ended May 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$67,419	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (12.74%)
			Constant Default Rate	0.00% - 30.00% (0.11%)
			Yield (Discount Rate of Cash Flows)	2.94% - 14.26% (3.92%)

Asset-Backed Securities	67,419

	0	Discounted Cash Flow	PSA Prepayment Model	234.00% (234.00%)
			Yield (Discount Rate of Cash Flows)	4.45% (4.45%)

Collateralized Mortgage Obligations	0

Total	$67,419

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $16,699,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(a)(b)	$274	$2,530	$1,771	$—	$—	$1,033	1,033	$1	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(a)(b)	5,286	378,633	371,023	—	—	12,896	12,896	89	—

Total	$5,560	$381,163	$372,794	$—	$—	$13,929		$90	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.8%(a)
Alabama — 1.5%
Other Revenue — 0.0%(b)
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2023	500	560

Utility — 1.5%
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%, 12.00% Cap), 2.02%, 6/13/2019(c)	7,500	7,433
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021(d)	8,320	8,674
Southeast Alabama Gas Supply District (The), Project No. 1
Series A, Rev., 5.00%, 4/1/2021	2,865	3,016
Series A, Rev., 5.00%, 4/1/2022	3,220	3,477

		22,600

Total Alabama		23,160

Alaska — 0.0%(b)
Utility — 0.0%(b)
City of Anchorage, Electric Utilities, Senior Lien Series 2014A, Rev., 5.00%, 12/1/2023	500	573

Arizona — 2.0%
Certificate of Participation/Lease — 0.0%(b)
Arizona School Facilities Board Series 2013 A-1, COP, 5.00%, 9/1/2019	500	504

General Obligation — 0.5%
City of Scottsdale GO, 5.00%, 7/1/2022	2,550	2,827
Maricopa County Elementary School District No. 6 Washington, School Improvement, Project of 2016 Series 2019B, GO, 5.00%, 7/1/2029	3,950	5,009

		7,836

Hospital — 0.3%
Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals Series 2014A, Rev., 5.00%, 12/1/2025	3,540	4,127

Industrial Development Revenue/Pollution Control Revenue — 1.2%
Maricopa County Industrial Development Authority, Banner Health
Series B, Rev., 5.00%, 10/18/2022(d)	7,370	8,192
Series C, Rev., 5.00%, 10/18/2024(d)	9,000	10,555

		18,747

Other Revenue — 0.0%(b)
Town of Marana, Excise Tax
Series B, Rev., 4.00%, 7/1/2020	75	77
Series 2017B, Rev., 5.00%, 7/1/2021	100	107

		184

Total Arizona		31,398

Arkansas — 0.8%
Education — 0.3%
University of Arkansas, UAMS Campus
Rev., 5.00%, 3/1/2020	535	549
Rev., 5.00%, 3/1/2025	500	591
Rev., 5.00%, 3/1/2026	1,000	1,179
University of Central Arkansas, Student Housing System
Series 2017A, Rev., 5.00%, 11/1/2021	1,600	1,724
Series 2019C, Rev., AGM, 4.00%, 11/1/2025	110	124
Series 2019C, Rev., AGM, 4.00%, 11/1/2026	240	270
Series 2019C, Rev., AGM, 4.00%, 11/1/2027	180	203

		4,640

Other Revenue — 0.5%
Arkansas Development Finance Authority, Department of Community Correction Project Rev., 5.00%, 11/1/2026	325	399
City of Little Rock, Hotel and Restaurant Rev., 5.00%, 7/1/2020	580	601
City of Rogers Series B, Rev., 5.00%, 11/1/2027	3,855	4,732
County of Sharp
Rev., 5.00%, 3/1/2024	595	675
Rev., 5.00%, 3/1/2025	600	695
Rev., 5.00%, 3/1/2026	685	807

		7,909

Total Arkansas		12,549

California — 20.9%
Certificate of Participation/Lease — 0.1%
City of Chula Vista, Police Facility Project COP, 5.00%, 10/1/2021	360	390

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COP, 5.00%, 10/1/2022	465	519
COP, 5.00%, 10/1/2023	1,000	1,152
Goleta Water District Series A, COP, AGM, 5.00%, 12/1/2020	140	148

		2,209

Education — 1.0%
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2024	1,675	1,883
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2025	275	324
Rev., 5.00%, 10/1/2026	150	180
Rev., 5.00%, 10/1/2027	150	183
Regents of the University of California Series AK, Rev., 5.00%, 5/15/2023(d)	11,505	13,157

		15,727

General Obligation — 8.5%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2022	1,050	1,173
City and County of San Francisco Series 2014A, GO, 5.00%, 6/15/2025	5,310	5,907
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2019	860	865
GO, 5.00%, 8/1/2020	775	808
County of Santa Clara, Moreland School District GO, 5.00%, 8/1/2021	1,000	1,081
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2023	350	403
Fremont Union High School District
Series 2019A, GO, 5.00%, 8/1/2030	770	969
Series 2019A, GO, 5.00%, 8/1/2031	1,100	1,378
Series 2019A, GO, 5.00%, 8/1/2032	1,350	1,683
Grossmont Healthcare District
Series D, GO, 5.00%, 7/15/2026	1,225	1,457
Series D, GO, 5.00%, 7/15/2027	1,285	1,518
Grossmont Healthcare District, Election of 2006 Series 2015C, GO, 5.00%, 7/15/2026	1,000	1,189
Los Angeles Community College District Series C, GO, 5.00%, 6/1/2026	5,000	6,214
Novato Unified School District
Series A, GO, 4.00%, 2/1/2022	535	574
Series A, GO, 5.00%, 2/1/2023	685	777
Series A, GO, 5.00%, 2/1/2024	870	1,017
Series A, GO, 5.00%, 8/1/2025	1,500	1,778
Series A, GO, 5.00%, 8/1/2026	1,800	2,125
Oak Grove School District GO, 5.00%, 8/1/2023	1,200	1,374
Placentia-Yorba Linda Unified School District GO, 5.00%, 8/1/2025	1,770	2,149
Salinas Union High School District GO, BAN, Zero Coupon, 8/1/2020	2,000	1,953
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series R-3, GO, 5.00%, 7/1/2019	6,310	6,327
San Diego Unified School District, Election of 2012 Series F, GO, 5.00%, 7/1/2029	550	655
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 3.00%, 8/1/2022	2,735	2,881
Series 2015D, GO, 5.00%, 8/1/2027	1,500	1,811
Series 2015D, GO, 5.00%, 8/1/2028	1,685	2,035
San Francisco Unified School District, Proposition A, Election of 2011 Series B, GO, 5.00%, 6/15/2024	5,190	5,769
San Mateo County Community College District
GO, 5.00%, 9/1/2025	700	832
GO, 5.00%, 9/1/2026	1,095	1,296
Santa Barbara Unified School District
Series A, GO, 4.00%, 8/1/2022	30	32
Series B, GO, 5.00%, 8/1/2026	50	62
State of California, Various Purpose
Series B, GO, 5.00%, 9/1/2023	2,810	3,237
GO, 5.00%, 11/1/2023	3,560	4,120
GO, 5.00%, 3/1/2026	13,210	15,802

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 5.00%, 9/1/2026	4,900	6,086
GO, 4.00%, 8/1/2028	4,000	4,596
GO, 5.00%, 9/1/2028	2,500	2,700
GO, 4.00%, 8/1/2029	4,180	4,791
GO, 5.00%, 8/1/2029	7,830	9,584
GO, 4.00%, 8/1/2030	10,000	11,419
Whittier Union School District GO, 5.00%, 8/1/2023	10,495	12,066

		132,493

Hospital — 1.7%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2025	1,850	2,261
California Health Facilities Financing Authority, Providence Health and Services
Series 2014A, Rev., 5.00%, 10/1/2021	750	815
Series 2014A, Rev., 5.00%, 10/1/2022	1,500	1,683
California Health Facilities Financing Authority, St. Joseph Health System
Series 2013C, Rev., 5.00%, 10/15/2019(d)	5,000	5,069
Series 2013D, Rev., 5.00%, 10/15/2020(d)	12,870	13,531
California Municipal Finance Authority, NorthBay Healthcare Group
Series 2017A, Rev., 5.00%, 11/1/2023	500	556
Series 2017A, Rev., 5.00%, 11/1/2024	800	907
Series 2017A, Rev., 5.00%, 11/1/2025	745	858
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 5.00%, 8/1/2028	250	314

		25,994

Housing — 0.1%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2032	1,725	1,864

Other Revenue — 2.7%
Alameda County Transport Authority, Sales Tax
Rev., 5.00%, 3/1/2020	1,240	1,275
Rev., 4.00%, 3/1/2022	5,000	5,370
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series 2013A-2, Rev., 2.04%, 7/1/2019(d)	3,250	3,232
Series 2011A-3, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.13%, 7/1/2019(c)	8,000	8,006
Series 2011A-4, Rev., (ICE LIBOR USD 3 Month + 0.37%, 8.00% Cap), 2.13%, 7/1/2019(c)	7,000	7,012
California Municipal Finance Authority, Biola University
Rev., 4.00%, 10/1/2019	205	207
Rev., 5.00%, 10/1/2021	370	398
Contra Costa County Transportation Authority, Sales Tax
Series A, Rev., 4.00%, 3/1/2023	3,420	3,771
Series A, Rev., 5.00%, 3/1/2023	2,420	2,756
Series A, Rev., 5.00%, 3/1/2024	2,000	2,349
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2015A, Rev., 5.00%, 6/1/2021	1,000	1,071
Riverside Community Properties Development, Inc., Riverside County Law Building Project Rev., 5.00%, 10/15/2019(e)	780	790
San Diego County Regional Transportation Commission, Sales Tax
Series A, Rev., 5.00%, 4/1/2021	250	266
Series A, Rev., 5.00%, 4/1/2022	100	109
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2024	525	622
Series A, Rev., 5.00%, 7/1/2025	905	1,104
San Francisco State Building Authority and Oakland State Building Authority, Elihu M. Harris State Office Building Series A, Rev., 5.00%, 12/1/2022	1,700	1,915
Sonoma County Transportation Authority, Sales Tax Rev., 5.00%, 12/1/2024	1,000	1,196

		41,449

Prerefunded — 0.3%
Anaheim Housing and Public Improvements Authority, Electric Utility Distribution System Series 2016A, Rev., 5.00%, 10/1/2021(e)	1,275	1,384

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California State Public Works Board, California State University, Davidson Library at Santa Barbara Series 2013C, Rev., 5.00%, 3/1/2023(e)	2,820	3,200

		4,584

Transportation — 3.2%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series G, Rev., (SIFMA Municipal Swap Index Yield + 0.60%, 12.00% Cap), 2.00%, 6/13/2019(c)	9,000	9,011
Series S-7, Rev., 4.00%, 4/1/2029	20,000	23,284
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2021	1,590	1,696
Series C, Rev., 5.00%, 5/15/2022	750	833
Series D, Rev., AMT, 5.00%, 5/15/2022	3,380	3,720
Series B, Rev., 4.00%, 5/15/2024	365	412
Series C, Rev., 5.00%, 5/15/2024	700	826
Series D, Rev., AMT, 5.00%, 5/15/2027	2,700	3,196
Series D, Rev., AMT, 5.00%, 5/15/2028	1,950	2,307
Series D, Rev., AMT, 5.00%, 5/15/2029	2,550	3,012
County of Orange
Series 2019A, Rev., 5.00%, 7/1/2028	600	765
Series 2019A, Rev., 5.00%, 7/1/2029	200	251
Orange County Local Transportation Authority Rev., 5.00%, 2/15/2025	425	513

		49,826

Utility — 1.4%
Los Angeles Department of Water and Power, Water System Series A, Rev., 5.00%, 7/1/2025	100	122
Sacramento Municipal Utility District, Electric
Series E, Rev., 5.00%, 8/15/2022	2,740	3,067
Series E, Rev., 5.00%, 8/15/2027	105	134
San Francisco City and County Public Utilities Commission Water, Green Bonds Series 2018C, Rev., 2.13%, 10/1/2023(d)	10,000	10,189
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2026	1,000	1,076
Southern California Public Power Authority, Magnolia Power Project Series 1, Rev., 2.00%, 7/1/2020(d)	7,000	7,020
Walnut Energy Center Authority Series A, Rev., 5.00%, 1/1/2023	400	452

		22,060

Water & Sewer — 1.9%
Burlingame Financing Authority Water and Wastewater Rev., 4.00%, 4/1/2020	250	256
California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., (SIFMA Municipal Swap Index Yield + 0.22%, 8.00% Cap), 1.62%, 6/13/2019(c)	10,000	10,033
City of Los Angeles, Wastewater System Series 2015-A, Rev., 5.00%, 6/1/2022	2,750	3,054
East Bay Municipal Utility District, Wastewater System Series A, Rev., 5.00%, 6/1/2020	3,000	3,113
East Bay Municipal Utility District, Water System Series 2014B, Rev., 5.00%, 6/1/2019	2,330	2,330
Eastern Municipal Water District, Water and Wastewater
Series C, Rev., 5.00%, 7/1/2021	2,530	2,728
Series C, Rev., 5.00%, 7/1/2022	1,700	1,896
Metropolitan Water District of Southern California Series C-1, Rev., 3.00%, 10/1/2019(d)	6,105	6,113

		29,523

Total California		325,729

Colorado — 1.5%
Certificate of Participation/Lease — 0.3%
City of Aurora
COP, 3.00%, 12/1/2020	125	128
COP, 4.00%, 12/1/2022	375	406

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Longmont
Series A, COP, 5.00%, 12/1/2021	100	108
Series A, COP, 5.00%, 12/1/2022	100	112
Series A, COP, 5.00%, 12/1/2024	100	115
Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement
COP, 3.00%, 6/15/2020	250	254
COP, 3.00%, 6/15/2021	1,000	1,028
County of Boulder, Flood Reconstruction Projects
COP, 5.00%, 12/1/2022	720	757
COP, 5.00%, 12/1/2023	500	526
COP, 5.00%, 12/1/2025	500	525
County of Eagle COP, 5.00%, 12/1/2022	200	223

		4,182

Education — 0.3%
University of Colorado, Enterprise System Series A-2, Rev., 5.00%, 6/1/2022	1,080	1,193
University of Colorado, University Enterprise Series A, Rev., 5.00%, 6/1/2022	3,150	3,480

		4,673

General Obligation — 0.1%
Counties of Gunnison, Watershed School District No. 1
Series 2014A, GO, 4.00%, 12/1/2022	300	326
Series 2014A, GO, 5.00%, 12/1/2026	500	590

		916

Hospital — 0.2%
Colorado Health Facilities Authority, Parkview Medical Center, Inc. Project Rev., 5.00%, 9/1/2022	150	164
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023(d)	1,120	1,148
University of Colorado Hospital Authority Series C-1, Rev., 4.00%, 3/1/2020(d)	2,620	2,634

		3,946

Housing — 0.3%
Adams County Colorado Housing Authority Multifamily Housing, Baker School Apartment Project Rev., 1.50%, 11/1/2019(d)	5,000	5,000

Other Revenue — 0.1%
Denver Convention Center Hotel Authority
Rev., 4.00%, 12/1/2019	375	378
Rev., 4.00%, 12/1/2020	500	514

		892

Prerefunded — 0.2%
Regional Transportation District Series A, COP, 5.00%, 6/1/2020(e)	3,700	3,829

Total Colorado		23,438

Connecticut — 2.6%
Education — 1.8%
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series G, Rev., (ICE LIBOR USD 1 Month + 0.95%, 12.00% Cap), 2.61%, 7/1/2019(c)	15,000	15,041
Connecticut State Health and Educational Facilities Authority, Yale New Haven Health Issue Series B, Rev., (ICE LIBOR USD 1 Month + 0.55%, 12.00% Cap), 2.19%, 7/1/2019(c)	13,000	13,003

		28,044

Special Tax — 0.8%
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series C, Rev., 5.00%, 10/1/2026	10,000	12,114

Total Connecticut		40,158

Delaware — 0.0%(b)
General Obligation — 0.0%(b)
State of Delaware GO, 5.00%, 7/1/2019	120	120

District of Columbia — 0.2%
Hospital — 0.0%(b)
District of Columbia Children’s Hospital Rev., 5.00%, 7/15/2021	500	536

Transportation — 0.2%
Metropolitan Washington Airports Authority, Airport System Series 2013C, Rev., 5.00%, 10/1/2021	1,475	1,595
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2029	1,120	1,378

		2,973

Total District of Columbia		3,509

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida — 1.7%
Certificate of Participation/Lease — 0.1%
School Board of Duval County Series B, COP, 5.00%, 7/1/2021	750	804
Seminole County School Board
Series A, COP, 5.00%, 7/1/2019	200	200
Series A, COP, 5.00%, 7/1/2020	210	218

		1,222

Education — 0.8%
Board of Governors of the University of Florida, Student Activity Rev., 5.00%, 7/1/2020	1,660	1,722
State of Florida, State Board of Education, Lottery Series B, Rev., 5.00%, 7/1/2027	8,540	10,444

		12,166

General Obligation — 0.1%
Reedy Creek Improvement District Series B, GO, 4.00%, 6/1/2019	1,000	1,000

Other Revenue — 0.6%
Polk County School District, Sales Tax
Series 2019, Rev., 5.00%, 10/1/2032	4,250	5,337
Series 2019, Rev., 5.00%, 10/1/2033	3,150	3,927

		9,264

Transportation — 0.1%
Miami-Dade County Expressway Authority, Toll System
Series A, Rev., 5.00%, 7/1/2020	1,550	1,607
Series 2014A, Rev., 5.00%, 7/1/2022	625	688

		2,295

Water & Sewer — 0.0%(b)
JEA Water and Sewer System Series A, Rev., 5.00%, 10/1/2025	250	297

Total Florida		26,244

Georgia — 2.1%
General Obligation — 1.4%
City of Atlanta Series 2014A, GO, 4.00%, 12/1/2019	1,000	1,013
Cook County School District, Sales Tax GO, 5.00%, 10/1/2021	1,495	1,613
State of Georgia
Series I, GO, 5.00%, 7/1/2021	8,165	8,762
Series 2016E, GO, 5.00%, 12/1/2025	6,750	8,217
Series F, GO, 5.00%, 7/1/2028	2,000	2,488

		22,093

Other Revenue — 0.7%
Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien
Series 2015A-1, Rev., 5.00%, 7/1/2027	1,000	1,187
Series 2015A-1, Rev., 5.00%, 7/1/2028	1,000	1,185
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2023	325	366
Series 2017, Rev., 5.00%, 7/1/2025	250	295
Series 2017, Rev., 5.00%, 7/1/2026	275	332
Series 2017, Rev., 5.00%, 7/1/2028	375	460
Series 2017, Rev., 4.00%, 7/1/2032	1,000	1,107
Fulton County Development Authority, Technology Athletic Association Project Series 2012A, Rev., 5.00%, 10/1/2022	5,000	5,511

		10,443

Total Georgia		32,536

Hawaii — 1.3%
General Obligation — 1.3%
City and County of Honolulu, Rail Transit Project Series 2017H, GO, (SIFMA Municipal Swap Index Yield + 0.30%), 1.70%, 6/13/2019(c)	2,200	2,203
State of Hawaii
Series DY, GO, 5.00%, 2/1/2020	10,160	10,399
Series EF, GO, 5.00%, 11/1/2021	7,640	8,285

		20,887

Total Hawaii		20,887

Illinois — 6.5%
Education — 0.9%
Cook County Community College District No. 527 Morton Series 2019, Rev., 5.00%, 12/15/2029	500	500
Illinois Educational Facilities Authority, University of Chicago Series 2001B-2, Rev., 1.55%, 2/13/2020(d)	5,000	4,996

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Illinois Finance Authority, DePaul University
Rev., 5.00%, 10/1/2023	200	227
Rev., 5.00%, 10/1/2025	300	356
Rev., 5.00%, 10/1/2028	250	298
Illinois Finance Authority, Lake Zurich Community Unit School District No. 95 Project
Series 2019, Rev., 4.00%, 1/15/2030(f)	1,960	2,265
Series 2019, Rev., 4.00%, 1/15/2032(f)	2,120	2,409
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,788

		13,839

General Obligation — 2.6%
City of Chicago Series 2015C, GO, 5.00%, 1/1/2022	5,000	5,288
City of Waukegan
Series B, GO, AGM, 5.00%, 12/30/2025	1,075	1,268
Series B, GO, AGM, 5.00%, 12/30/2026	1,125	1,349
Series B, GO, AGM, 5.00%, 12/30/2027	1,185	1,416
Series B, GO, AGM, 5.00%, 12/30/2028	1,245	1,474
Series B, GO, AGM, 5.00%, 12/30/2029	1,305	1,541
Cook County, Proviso Township High School District No. 209
GO, 5.00%, 12/1/2022	2,975	3,276
GO, 5.00%, 12/1/2023	2,350	2,650
County of Cook, Township High School District No. 205 Series 2016A, GO, 5.00%, 12/1/2023	5	6
County of DuPage, Courthouse Project GO, 5.00%, 1/1/2024	335	386
Effingham Community Unit School District No. 40
Series 2019A, GO, 4.00%, 12/1/2028	565	632
Series 2019A, GO, 4.00%, 12/1/2029	1,000	1,106
Series 2019A, GO, 4.00%, 12/1/2031	400	435
Series 2019A, GO, 4.00%, 12/1/2032	590	637
Glenview Park District
GO, 5.00%, 12/1/2026	300	367
GO, 5.00%, 12/1/2029	350	420
Kane and DeKalb Counties Community Unit School District No. 301 GO, 5.00%, 1/1/2027	355	431
Lincoln Land Community College District No. 526
GO, 5.00%, 12/15/2021	305	330
GO, 4.00%, 12/15/2022	440	464
McHenry County, Woodstock Community Unit School District No. 200 GO, 5.00%, 1/15/2021	300	316
State of Illinois
Series D, GO, 5.00%, 11/1/2020	10,000	10,419
Series D, GO, 5.00%, 11/1/2023	5,000	5,549
Will County Forest Preservation District GO, 5.00%, 12/15/2027	805	1,006

		40,766

Hospital — 1.0%
Illinois Finance Authority, Advocate Health Care Series A-1, Rev., 5.00%, 1/15/2020(d)	6,000	6,123
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021(d)	3,750	3,752
Illinois Finance Authority, Edward-Elmhurst Healthcare Series 2017A, Rev., 5.00%, 1/1/2030	2,500	2,907
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series C, Rev., 5.00%, 8/15/2021	150	159
Series 2015C, Rev., 5.00%, 8/15/2022	500	541
Southwestern Illinois Development Authority, Hospital Sisters Services, Inc. Obligated Group Series A, Rev., 5.00%, 2/15/2027	2,000	2,449

		15,931

Other Revenue — 1.5%
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2024	3,000	3,352
Series C, Rev., 5.00%, 1/1/2025	4,250	4,845
State of Illinois, Sales Tax, Junior Obligation
Series 2018A, Rev., 5.00%, 6/15/2021	4,600	4,857

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.00%, 6/15/2022	4,600	4,972
Series A, Rev., 5.00%, 6/15/2023	4,600	5,078

		23,104

Transportation — 0.0%(b)
Chicago Midway International Airport, Second Lien Series 2014B, Rev., 5.00%, 1/1/2020	500	510

Water & Sewer — 0.5%
City of Waukegan, First Lien, Water and Sewer System
Series C, Rev., AGM, 5.00%, 12/30/2023	535	610
Series C, Rev., AGM, 5.00%, 12/30/2026	680	824
Series C, Rev., AGM, 5.00%, 12/30/2027	710	858
Series C, Rev., AGM, 5.00%, 12/30/2028	395	473
Illinois Finance Authority, State Clean Water Revolving Funds Series 1998B, Rev., 5.00%, 1/1/2029	4,000	4,763

		7,528

Total Illinois		101,678

Indiana — 0.7%
Education — 0.2%
New Albany Floyd County School Building Corp.
Rev., 5.00%, 7/15/2021	700	750
Rev., 5.00%, 7/15/2022	835	921
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2025	870	1,047
Series DD, Rev., 5.00%, 7/1/2027	10	13

		2,731

Other Revenue — 0.1%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project Rev., 5.00%, 8/1/2023	1,000	1,131
Indiana State Office Building Commission, Indiana State Museum Facility Series 2004C, Rev., NATL-RE, 5.25%, 7/1/2019(e)	750	752

		1,883

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	5,000	5,155

Water & Sewer — 0.1%
Evansville Local Public Improvement Bond Bank, Sewage Works Project Series 2013A, Rev., 5.00%, 7/1/2019	620	621

Total Indiana		10,390

Iowa — 0.8%
Hospital — 0.8%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%, 18.00% Cap), 1.98%, 6/13/2019(c)(g)	13,300	13,263

Kansas — 0.5%
General Obligation — 0.3%
Butler County, Unified School District No. 375 GO, 4.00%, 9/1/2024	200	214
Seward County Unified School District No. 480 Series 2017-B, GO, 5.00%, 9/1/2025	1,750	2,084
Wyandotte County Unified School District No. 202
Series 2019A, GO, AGM, 5.00%, 9/1/2025	400	477
Series 2019A, GO, AGM, 5.00%, 9/1/2026	220	268
Series 2019A, GO, AGM, 5.00%, 9/1/2027	325	402
Series 2019A, GO, AGM, 5.00%, 9/1/2028	400	494
Series 2019A, GO, AGM, 5.00%, 9/1/2029	375	457

		4,396

Hospital — 0.0%(b)
University of Kansas Hospital Authority, Health System Series 2017A, Rev., 5.00%, 3/1/2024	275	317

Other Revenue — 0.1%
City of Wichita, Sales Tax, River District Stadium Star Bond Project
Rev., 5.00%, 9/1/2025	300	355
Rev., 5.00%, 9/1/2026	465	561

		916

Water & Sewer — 0.1%
City of Wichita, Water and Sewer Utility Series 2014A, Rev., 5.00%, 10/1/2022	2,200	2,452

Total Kansas		8,081

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kentucky — 0.4%
Education — 0.1%
Northern Kentucky University Series A, Rev., 5.00%, 9/1/2024	1,310	1,495

Prerefunded — 0.0%(b)
Carter County Kentucky School District Finance Corp. Rev., 4.50%, 2/1/2021(e)	250	262

Utility — 0.3%
Kentucky Municipal Power Agency, Prairie State Project Series 2015A, Rev., NATL-RE, 5.00%, 9/1/2023	240	270
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024(d)	2,500	2,707
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., AMT, 2.55%, 5/3/2021(d)	2,250	2,273

		5,250

Total Kentucky		7,007

Louisiana — 1.0%
Hospital — 0.7%
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%, 12.00% Cap), 2.05%, 6/13/2019(c)	10,000	9,986

Other Revenue — 0.0%(b)
Louisiana Public Facilities Authority, Tulane University Project
Rev., 5.00%, 12/15/2022	230	256
Rev., 5.00%, 12/15/2025	250	299

		555

Water & Sewer — 0.3%
City of Shreveport, Water and Sewer, Junior Lien
Series C, Rev., 3.00%, 12/1/2021	175	181
Series C, Rev., 5.00%, 12/1/2022	270	300
Series 2018C, Rev., 5.00%, 12/1/2023	365	417
Series 2019B, Rev., AGM, 4.00%, 12/1/2025	400	453
Series 2018C, Rev., 5.00%, 12/1/2025	915	1,092
Series 2018C, Rev., 5.00%, 12/1/2026	500	608
Series 2019B, Rev., AGM, 5.00%, 12/1/2026	360	438
Series 2019B, Rev., AGM, 5.00%, 12/1/2027	600	743
Series 2019B, Rev., AGM, 5.00%, 12/1/2028	500	629
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	377

		5,238

Total Louisiana		15,779

Maryland — 0.9%
General Obligation — 0.9%
State of Maryland, State and Local Facilities Loan of 2013 Series A, GO, 5.00%, 8/1/2020	12,795	13,319

Massachusetts — 3.5%
Education — 0.1%
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2025	525	614
Rev., 5.00%, 7/1/2026	435	519
Rev., 5.00%, 7/1/2027	420	509
Rev., 5.00%, 7/1/2028	525	645

		2,287

General Obligation — 1.5%
City of Boston Series 2014A, GO, 5.00%, 3/1/2023	7,360	8,349
Commonwealth of Massachusetts
Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 2.28%, 8/1/2019(c)	3,000	2,979
Series B, GO, 5.00%, 7/1/2028	1,925	2,459
Series D, GO, 4.00%, 9/1/2030	8,290	9,264

		23,051

Hospital — 0.7%
Massachusetts Development Finance Agency, Lahey Health System Series F, Rev., 5.00%, 8/15/2026	500	518
Massachusetts Development Finance Agency, Partners Healthcare System Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%, 10.00% Cap), 1.90%, 6/13/2019(c)	10,000	9,925

		10,443

Transportation — 0.7%
Massachusetts Port Authority Series 2019-A, Rev., AMT, 5.00%, 7/1/2023	4,840	5,461
Series 2019-A, Rev., AMT, 5.00%, 7/1/2024	4,140	4,788

		10,249

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.5%
Massachusetts Clean Water Trust (The), Revolving Funds Rev., 5.00%, 8/1/2025	6,775	8,200

Total Massachusetts		54,230

Michigan — 2.1%
Education — 0.7%
University of Michigan Series 2019C, Rev., 4.00%, 4/1/2024(d)	10,000	11,136

General Obligation — 0.6%
City of Royal Oak, Capital Improvement
GO, 5.00%, 4/1/2027	625	773
GO, 5.00%, 4/1/2028	245	308
Grosse Pointe Public School System GO, 4.00%, 5/1/2027	765	889
Kalamazoo Public Schools GO, 5.00%, 5/1/2022	1,000	1,096
Northville Public Schools, School Building and Site
GO, 5.00%, 5/1/2027	375	464
GO, 5.00%, 5/1/2028	600	754
GO, 5.00%, 5/1/2029	250	319
GO, 5.00%, 5/1/2030	450	572
Troy School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2020	500	516
GO, Q-SBLF, 5.00%, 5/1/2021	550	587
GO, Q-SBLF, 5.00%, 5/1/2022	500	550
Wayne-Westland Community Schools
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	1,380	1,559
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2033	445	496

		8,883

Hospital — 0.2%
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	2,250	2,662

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021(d)	2,600	2,560

Other Revenue — 0.1%
Michigan Finance Authority, Local Government Loan Program
Series 2012B, Rev., 4.00%, 11/1/2019	675	682
Series B, Rev., 4.00%, 11/1/2020	455	470

		1,152

Transportation — 0.2%
Gerald R Ford International Airport Authority, Limited Tax
Rev., 5.00%, 1/1/2023	1,560	1,747
Rev., 5.00%, 1/1/2024	1,400	1,611

		3,358

Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Improvement Rev., 5.00%, 1/1/2022	350	381
Michigan Finance Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2021	2,250	2,434

		2,815

Total Michigan		32,566

Minnesota — 0.5%
Certificate of Participation/Lease — 0.2%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2024	210	237
Series 2019C, COP, 5.00%, 2/1/2024	295	333
Series 2019B, COP, 5.00%, 2/1/2025	185	213
Series 2019C, COP, 5.00%, 2/1/2025	310	357
Series 2019B, COP, 5.00%, 2/1/2026	195	229
Series 2019C, COP, 5.00%, 2/1/2026	320	375
Series 2019B, COP, 5.00%, 2/1/2027	185	220
Series 2019B, COP, 5.00%, 2/1/2028	175	211
Series 2019C, COP, 5.00%, 2/1/2028	350	422

		2,597

Education — 0.0%(b)
Minnesota Higher Education Facilities Authority Series L, Rev., 4.00%, 4/1/2020	350	357

Transportation — 0.1%
Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport
Series 2014A, Rev., 5.00%, 1/1/2020	220	224
Series A, Rev., 5.00%, 1/1/2022	1,000	1,088

		1,312

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.2%
Western Minnesota Municipal Power Agency, Power Supply
Series A, Rev., 5.00%, 1/1/2023	1,500	1,675
Series 2014A, Rev., 5.00%, 1/1/2024	1,000	1,148

		2,823

Total Minnesota		7,089

Mississippi — 0.8%
Industrial Development Revenue/Pollution Control Revenue — 0.2%
Mississippi Business Finance Corp., Pollution Control Series 2002, Rev., 3.20%, 9/1/2028	4,000	4,048

Other Revenue — 0.6%
Mississippi Development Bank, Rankin County Bond Project Rev., 5.00%, 3/1/2023	750	840
State of Mississippi
Series 2019A, Rev., 5.00%, 10/15/2028	1,400	1,755
Series 2019A, Rev., 5.00%, 10/15/2029	2,000	2,500
Series 2019A, Rev., 5.00%, 10/15/2030	3,000	3,679

		8,774

Total Mississippi		12,822

Missouri — 0.7%
Certificate of Participation/Lease — 0.1%
City of Chesterfield COP, 5.00%, 12/1/2021	1,000	1,083

Education — 0.1%
Health and Educational Facilities Authority of the State of Missouri
Rev., 4.00%, 10/1/2019	625	630
Rev., 4.00%, 10/1/2020	300	310
Rev., 4.00%, 10/1/2021	300	318
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Rev., 5.00%, 1/1/2021	225	236

		1,494

General Obligation — 0.0%(b)
County of Clay, North Kansas City School District 74, Refunding and Improvement, Missouri Direct Deposit Program GO, 5.00%, 3/1/2022	350	383

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series B, Rev., 5.00%, 7/1/2023	550	580

Other Revenue — 0.2%
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	3,000	3,341

Transportation — 0.3%
St. Louis Lambert International Airport
Rev., 5.00%, 7/1/2021	1,575	1,686
Rev., 5.00%, 7/1/2022	1,000	1,102
Rev., 5.00%, 7/1/2023	1,080	1,223

		4,011

Total Missouri		10,892

Montana — 0.2%
General Obligation — 0.2%
State of Montana, Long-Range Building Program
GO, 5.00%, 8/1/2021	690	743
GO, 5.00%, 8/1/2022	1,000	1,113
Yellowstone County, School District No. 2 Billings, School Building GO, 5.00%, 6/15/2020	650	674

		2,530

Total Montana		2,530

Nebraska — 0.1%
Certificate of Participation/Lease — 0.1%
Southeast Community College
COP, 5.00%, 12/15/2021	200	216
COP, 5.00%, 12/15/2026	275	336
COP, 5.00%, 12/15/2027	495	615
COP, 5.00%, 12/15/2028	540	674

		1,841

General Obligation — 0.0%(b)
Douglas County School District, Elkhorn Public Schools
Series 2019, GO, 4.00%, 12/15/2032	160	184
Series 2019, GO, 4.00%, 12/15/2033	190	218

		402

Total Nebraska		2,243

New Hampshire — 0.2%
General Obligation — 0.2%
State of New Hampshire Series A, GO, 5.00%, 3/1/2026	2,880	3,435

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey — 4.5%
Education — 0.3%
New Jersey Economic Development Authority, School Facilities Construction
Series 2009AA, Rev., 5.25%, 12/15/2020	1,040	1,041
Series DDD, Rev., 5.00%, 6/15/2025	1,500	1,723
Series DDD, Rev., 5.00%, 6/15/2026	1,840	2,132

		4,896

General Obligation — 1.6%
County of Passaic GO, 5.00%, 2/1/2021	90	95
State of New Jersey Series Q, GO, 5.00%, 8/15/2020	10,075	10,477
State of New Jersey, Various Purpose GO, 4.00%, 6/1/2026	3,870	4,176
Township of South Brunswick GO, 5.00%, 9/1/2022	425	471
Township of Woodbridge GO, BAN, 3.00%, 8/16/2019	8,925	8,953

		24,172

Housing — 0.2%
New Jersey Housing and Mortgage Finance Agency, Multifamily Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020(d)	3,000	3,029

Other Revenue — 0.4%
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2031	3,070	3,652
Series A, Rev., 5.00%, 6/1/2032	2,500	2,954

		6,606

Transportation — 2.0%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,493
Series A, Rev., 5.00%, 6/15/2029	5,350	6,211
Series A, Rev., 5.00%, 6/15/2031	4,750	5,469
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2014BB-1, Rev., (SIFMA Municipal Swap Index Yield + 1.00%, 12.00% Cap), 2.40%, 6/13/2019(c)	5,500	5,506
New Jersey Turnpike Authority Series C-6, Rev., VRDO, 2.46%, 7/1/2019(d)	10,000	10,000

		30,679

Total New Jersey		69,382

New Mexico — 0.2%
General Obligation — 0.2%
County of Sandoval
GO, 5.00%, 8/1/2024	1,100	1,288
GO, 5.00%, 8/1/2025	500	600
GO, 5.00%, 8/1/2026	650	798

		2,686

Other Revenue — 0.0%(b)
New Mexico Finance Authority, Senior Lien Public Project Series 2103B, Rev., 5.00%, 6/1/2021	800	856

Total New Mexico		3,542

New York — 9.3%
Education — 1.3%
New York State Dormitory Authority
Series 2019A, Rev., 5.00%, 7/1/2027	4,630	5,923
Series 2019A, Rev., 5.00%, 7/1/2028	3,135	4,089
New York State Dormitory Authority, Columbia University Series 2015B, Rev., 5.00%, 10/1/2021	585	635
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai Series 2015-A, Rev., 5.00%, 7/1/2019	5,000	5,014
New York State Dormitory Authority, Montefiore Obligated Group Series 2018A, Rev., 5.00%, 8/1/2027	3,225	3,888
New York State Dormitory Authority, The New School Series 2015A, Rev., 5.00%, 7/1/2024	1,100	1,273

		20,822

General Obligation — 1.9%
Bedford Central School District GO, 5.00%, 11/15/2022	2,410	2,706
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2025	540	644
City of New York, Fiscal Year 2012 Subseries G-1, GO, 5.00%, 4/1/2020(e)	3,860	3,976
City of New York, Fiscal Year 2013 Series B, GO, 4.00%, 8/1/2019	3,695	3,710
Counties of Rockland and Orange, Ramapo Central School District GO, 4.00%, 10/15/2019	2,030	2,050

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Monroe
Series 2019, GO, 5.00%, 6/1/2028	600	727
Series 2019, GO, 5.00%, 6/1/2029	300	364
County of Orange, Public Improvement
Series B, GO, 5.00%, 3/1/2021	1,510	1,609
GO, 5.00%, 2/1/2023	1,000	1,134
County of Suffolk, Longwood Central School District
GO, 5.00%, 6/15/2026	365	452
GO, 5.00%, 6/15/2027	795	983
Hampton Bays Union Free School District GO, 5.00%, 9/15/2022	2,025	2,266
State of New York Series 2019A, GO, 5.00%, 3/1/2026	3,250	4,025
Town of East Hampton
GO, 5.00%, 5/15/2021	1,000	1,074
GO, 5.00%, 5/15/2023	1,000	1,148
White Plains City School District GO, 5.00%, 5/15/2024	1,550	1,819

		28,687

Hospital — 0.2%
Build Resource Corp., The New York Methodist Hospital Project Rev., 5.00%, 7/1/2021	550	590
Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project Series 2014B, Rev., 5.00%, 7/1/2023	800	899
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Series 2017-1, Rev., 5.00%, 7/1/2026	1,000	1,242

		2,731

Industrial Development Revenue/Pollution Control Revenue — 0.2%
New York State Energy Research and Development Authority, Pollution Control, Electric and Gas Corp., Project Series C, Rev., 2.00%, 5/1/2020(d)	3,000	3,014

Other Revenue — 2.4%
Battery Park City Authority Series 2013A, Rev., 4.00%, 11/1/2019	2,500	2,528
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Series 2016A, Rev., 5.00%, 7/15/2020	500	518
City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project Rev., 5.00%, 8/1/2020	500	520
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2020	2,750	2,816
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series A, Subseries A-1, Rev., 5.00%, 11/1/2020	3,700	3,889
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2026	5,000	6,045
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2021	2,000	2,129
Series 2017A, Rev., 5.00%, 3/15/2024	6,135	7,179
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2022	4,800	5,387
Series 2015A, Rev., 5.00%, 10/15/2025	4,500	5,353
Schenectady County Capital Resource Corp., Union College Project Rev., 5.00%, 1/1/2025	400	473

		36,837

Prerefunded — 0.3%
Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center Rev., 6.38%, 1/15/2020(e)	4,305	4,439

Special Tax — 0.1%
New York State Dormitory Authority, Personal Income Tax Series 2011G, Rev., 5.00%, 8/15/2021	1,110	1,198

Transportation — 2.8%
Buffalo and Fort Erie Public Bridge Authority, Toll Bridge System
Rev., 5.00%, 1/1/2020	465	475
Rev., 5.00%, 1/1/2021	815	860

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Transportation Authority
Series D-1, Rev., (ICE LIBOR USD 1 Month + 0.65%, 9.00% Cap), 2.29%, 7/1/2019(c)	5,000	5,004
Subseries C-1, Rev., 5.00%, 11/15/2019	2,000	2,030
Subseries A-1, Rev., 5.00%, 11/15/2020	1,435	1,504
Series 2019A, Rev., BAN, 5.00%, 3/1/2022	2,465	2,701
Subseries C-1, Rev., 5.00%, 11/15/2024	3,000	3,505
Metropolitan Transportation Authority, Green Bonds Series B-2, Rev., 4.00%, 11/15/2032	4,000	4,535
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2023	9,200	10,068
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2028	265	323
Series 2019A, Rev., AMT, 5.00%, 4/1/2029	265	326
Port Authority of New York and New Jersey Rev., AMT, 5.00%, 9/15/2023	4,325	4,937
Triborough Bridge and Tunnel Authority
Series B, Rev., (SOFR + 0.43%, 9.00% Cap), 2.04%, 6/3/2019(c)	4,255	4,263
Series A, Rev., 5.00%, 11/15/2024	3,290	3,724

		44,255

Utility — 0.1%
Long Island Power Authority, Electric System
Series 2017, Rev., 5.00%, 9/1/2025	500	602
Series 2017, Rev., 5.00%, 9/1/2027	500	627
Series 2017, Rev., 5.00%, 9/1/2028	750	939

		2,168

Total New York		144,151

North Carolina — 2.0%
Education — 0.4%
University of North Carolina, Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 2.04%, 7/1/2019(c)	5,750	5,742
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 5.00%, 10/1/2023	445	500

		6,242

General Obligation — 0.6%
State of North Carolina Series D, GO, 4.00%, 6/1/2020	9,670	9,918

Hospital — 0.9%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026(d)	13,805	14,324

Other Revenue — 0.1%
State of North Carolina Series 2017B, Rev., 5.00%, 5/1/2022	700	771

Total North Carolina		31,255

Ohio — 2.3%
Education — 0.1%
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series A, Rev., 4.00%, 12/1/2019	535	542
Ohio Higher Educational Facility Commission, Oberlin College Rev., 5.00%, 10/1/2020	1,000	1,045
Ohio State Higher Educational Facility Commission, Oberlin College Rev., 4.00%, 10/1/2019	675	681

		2,268

General Obligation — 0.3%
City of Dublin, Various Purpose GO, 4.00%, 12/1/2028	200	226
Cuyahoga Ohio Community College District, Facilities Construction and Improvement Bonds
GO, 5.00%, 12/1/2028	2,300	2,777
Series 2018, GO, 4.00%, 12/1/2032	1,250	1,383

		4,386

Hospital — 1.4%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	375	402

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.75%, 12.00% Cap), 2.15%, 6/13/2019(c)	10,800	10,821
County of Lake, Hospital Facilities, Lake Hospital System, Inc.
Rev., 5.00%, 8/15/2023	1,445	1,624
Rev., 5.00%, 8/15/2024	1,655	1,903
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%, 12.00% Cap), 1.83%, 6/13/2019(c)	4,000	4,018
State of Ohio, University Hospitals Health System, Inc. Series B, Rev., VRDO, 1.65%, 6/3/2019(d)	2,500	2,500

		21,268

Other Revenue — 0.1%
City of Cleveland, Subordinate Lien, Public Facilities Improvements
Series 2018A, Rev., 5.00%, 10/1/2024	200	234
Series 2018A, Rev., 5.00%, 10/1/2025	150	180
Series 2018A, Rev., 5.00%, 10/1/2027	250	310
Series 2018A, Rev., 5.00%, 10/1/2028	250	312

		1,036

Utility — 0.3%
American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022(d)	5,000	5,084

Water & Sewer — 0.1%
Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati
Series 2013A, Rev., 5.00%, 12/1/2019	640	651
Series A, Rev., 5.00%, 12/1/2021	1,375	1,493

		2,144

Total Ohio		36,186

Oklahoma — 0.9%
Education — 0.9%
Carter County Public Facilities Authority, Educational Facilities Lease, Ardmore City Schools Project
Rev., 5.00%, 9/1/2025	365	428
Rev., 5.00%, 9/1/2026	820	978
Rev., 5.00%, 9/1/2027	1,250	1,515
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2025	3,050	3,608
Grady County School Finance Authority, Educational Facilities Lease, Minco Public Schools Project
Rev., 5.00%, 9/1/2028	375	461
Rev., 5.00%, 9/1/2029	1,175	1,443
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	500	556
Series 2018, Rev., 5.00%, 10/1/2023	355	405
Series 2018, Rev., 5.00%, 10/1/2025	1,000	1,195
Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2019	325	328
Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project Rev., 5.00%, 9/1/2021	2,000	2,153

		13,070

Other Revenue — 0.0%(b)
Cleveland County Justice Authority, Sales Tax, Detention Facility Project Rev., 4.00%, 3/1/2020	500	501

Total Oklahoma		13,571

Oregon — 0.2%
Transportation — 0.2%
Port of Portland, International Airport
Series 23, Rev., 5.00%, 7/1/2023	1,000	1,139
Series 23, Rev., 5.00%, 7/1/2024	1,595	1,867

		3,006

Water & Sewer — 0.0%(b)
City of Portland, Sewer System, First Lien Series 2014A, Rev., 5.00%, 10/1/2023	40	46

Total Oregon		3,052

Pennsylvania — 6.1%
Education — 0.7%
Pennsylvania Higher Educational Facilities Authority, Trustees of the University Series 2015C, Rev., 5.00%, 10/1/2022	5,055	5,647

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State Public School Building Authority, Community College of Philadelphia Project
Rev., 5.00%, 6/15/2021	2,760	2,930
Rev., 5.00%, 6/15/2024	2,625	2,998

		11,575

General Obligation — 2.0%
City of Philadelphia Series 2019A, GO, 5.00%, 8/1/2025	6,340	7,532
Commonwealth of Pennsylvania Series 2011, GO, 4.00%, 11/15/2028	5,000	5,283
County of Chester GO, 4.00%, 7/15/2028	2,500	3,040
County of Northampton
Series A, GO, 4.00%, 10/1/2026	750	864
Series A, GO, 4.00%, 10/1/2027	1,565	1,798
Series A, GO, 4.00%, 10/1/2028	920	1,046
County of Westmoreland Series A, GO, 5.00%, 8/15/2028	3,000	3,782
Dallas School District
Series 2019, GO, AGM, 5.00%, 10/15/2025	200	239
Series 2019, GO, AGM, 5.00%, 10/15/2026	350	426
Series 2019, GO, AGM, 5.00%, 10/15/2027	50	62
Series 2019, GO, AGM, 5.00%, 10/15/2028	25	31
Series 2019, GO, AGM, 5.00%, 10/15/2029	600	768
Series 2019, GO, AGM, 5.00%, 10/15/2030	1,000	1,273
Series 2019, GO, AGM, 5.00%, 10/15/2031	1,010	1,267
Series 2019, GO, AGM, 5.00%, 10/15/2032	1,850	2,307
Schuylkill Valley School District GO, 5.00%, 4/1/2022	350	382
Upper St. Clair Township School District
Series 2019B, GO, 4.00%, 10/1/2028	575	649
Series 2019B, GO, 4.00%, 10/1/2029	420	471

		31,220

Hospital — 0.4%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2023	1,000	1,134
Rev., 5.00%, 11/1/2024	1,000	1,160
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 5.00%, 9/1/2024	1,000	1,158
Southcentral General Authority, Hanover Hospital, Inc. Rev., 5.00%, 12/1/2026	1,400	1,663
Southcentral General Authority, Wellspan Health Obligation Group Series 2014A, Rev., 5.00%, 6/1/2024	380	442

		5,557

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Lehigh County Industrial Development Authority, Pollution Control
Series 2016B, Rev., 1.80%, 8/15/2022(d)	4,000	3,978
Series 2016A, Rev., 1.80%, 9/1/2022(d)	2,500	2,486

		6,464

Other Revenue — 0.2%
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2031	500	642
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., 5.00%, 6/1/2022	555	609
Cumberland County Municipal Authority, AICUP Financing Program-Messiah College Project Rev., 2.00%, 4/30/2020(d)	1,000	1,001

		2,252

Transportation — 0.8%
Pennsylvania Turnpike Commission Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%, 9.00% Cap), 2.00%, 6/13/2019(c)	13,000	12,949

Water & Sewer — 1.6%
Allegheny County Sanitary Authority, Sewer
Rev., 5.00%, 12/1/2021	3,500	3,797
Rev., 5.00%, 12/1/2022	3,000	3,353
Rev., 5.00%, 12/1/2023	4,000	4,596
City of Philadelphia, Water and Wastewater
Series 2013A, Rev., 5.00%, 1/1/2020	8,530	8,702
Series A, Rev., 5.00%, 7/1/2022	1,510	1,668
Series 2014A, Rev., 5.00%, 7/1/2024	2,595	3,029

		25,145

Total Pennsylvania		95,162

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rhode Island — 0.2%
General Obligation — 0.2%
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2013 Series 2013A, GO, 5.00%, 10/15/2019(e)	1,475	1,493
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2019	1,000	1,015

		2,508

Transportation — 0.0%(b)
Rhode Island Commerce Corp., Department of Transportation Series 2016-A, Rev., GRAN, 5.00%, 6/15/2022	25	28

Total Rhode Island		2,536

South Carolina — 0.1%
Other Revenue — 0.1%
County of Charleston Rev., 5.00%, 12/1/2019	1,000	1,017

South Dakota — 0.2%
Education — 0.1%
South Dakota Health and Educational Facilities Authority
Series B, Rev., 4.00%, 11/1/2020	625	647
Series B, Rev., 4.00%, 11/1/2021	500	529
Series B, Rev., 5.00%, 11/1/2022	375	417

		1,593

Other Revenue — 0.1%
South Dakota State Building Authority
Series B, Rev., 5.00%, 6/1/2019	500	500
Series B, Rev., 5.00%, 6/1/2021	485	519

		1,019

Total South Dakota		2,612

Tennessee — 0.8%
General Obligation — 0.6%
County of Rutherford Series A, GO, 5.00%, 4/1/2026	1,165	1,387
State of Tennessee Series A, GO, 4.00%, 8/1/2025	7,000	7,551

		8,938

Other Revenue — 0.0%(b)
Metropolitan Government of Nashville and Davidson, County Sports Authority, Public Improvement Rev., 5.00%, 7/1/2020	5	5

Utility — 0.2%
Tennessee Energy Acquisition Corp., Gas Project
Series A, Rev., 4.00%, 5/1/2022	1,460	1,537
Series A, Rev., 4.00%, 5/1/2023	1,400	1,495

		3,032

Total Tennessee		11,975

Texas — 8.2%
Education — 0.9%
Arlington Higher Education Finance Corp., Uplift Education Series 2017A, Rev., PSF-GTD, 4.00%, 12/1/2029	1,000	1,120
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2026	250	305
Series 2018C, Rev., 5.00%, 8/1/2027	200	249
Series 2018C, Rev., 5.00%, 8/1/2029	325	398
Austin Community College District, Combined Fee Series 2014A, Rev., 5.00%, 2/1/2021	790	835
County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital Series 3, Rev., (ICE LIBOR USD 1 Month + 0.85%, 12.00% Cap), 2.51%, 6/13/2019(c)	7,500	7,550
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2026	1,910	2,216
Southwest Higher Education Authority, Inc., Southern Methodist University Project
Series 2017, Rev., 5.00%, 10/1/2021	425	459
Series 2017, Rev., 5.00%, 10/1/2022	400	444
Series 2017, Rev., 5.00%, 10/1/2023	400	457
University of Texas (The), Board of Regents, Financing System Series 2019A, Rev., 5.00%, 8/15/2029(f)	530	692

		14,725

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 3.2%
Abilene Independent School District, Unlimited Tax School Building
GO, PSF-GTD, 4.00%, 2/15/2029	2,000	2,338
GO, PSF-GTD, 4.00%, 2/15/2030	1,000	1,152
GO, PSF-GTD, 4.00%, 2/15/2031	1,000	1,145
GO, PSF-GTD, 4.00%, 2/15/2032	2,535	2,883
City of Abilene, Taylor and Jones Counties GO, 5.00%, 2/15/2021	475	503
City of Colony GO, 5.00%, 8/15/2020	610	635
City of Denton GO, 5.00%, 2/15/2023	1,045	1,175
City of El Paso, Refunding and Improvement
GO, 5.00%, 8/15/2021	530	570
GO, 5.00%, 8/15/2025	4,035	4,833
City of Galveston GO, 4.00%, 5/1/2024	635	705
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2021	3,000	3,182
Series A, GO, 5.00%, 3/1/2025	1,195	1,416
College of the Mainland
GO, 4.00%, 8/15/2032	965	1,082
GO, 4.00%, 8/15/2033	245	273
GO, 4.00%, 8/15/2034	2,860	3,174
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2026	1,000	1,118
Forney Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2024	1,310	1,533
Galveston County, Unlimited Tax Road
Series 2017, GO, 4.00%, 2/1/2024	980	1,086
Series 2017, GO, 4.00%, 2/1/2025	800	902
Harris County Fresh Water Supply District No. 61 Series 2019, GO, AGM, 3.00%, 9/1/2025	530	560
Hereford Independent School District, School Building
GO, PSF-GTD, 4.00%, 2/15/2028	1,420	1,639
GO, PSF-GTD, 4.00%, 2/15/2029	1,480	1,685
GO, PSF-GTD, 4.00%, 2/15/2030	1,000	1,133
GO, PSF-GTD, 4.00%, 2/15/2031	700	790
Katy Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2027	290	315
Lewisville Independent School District, School Building
GO, PSF-GTD, 5.00%, 8/15/2025	750	856
GO, PSF-GTD, 5.00%, 8/15/2026	750	856
GO, PSF-GTD, 5.00%, 8/15/2027	650	742
Pharr San Juan Alamo Independent School District Series 2015ISD, GO, PSF-GTD, 4.00%, 2/1/2030	4,000	4,430
Richardson Independent School District
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2029(f)	3,165	3,981
Series 2019, GO, PSF-GTD, 5.00%, 2/15/2030(f)	2,000	2,479
S & S Consolidated Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	580	684
Southside Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2022	250	278

		50,133

Hospital — 0.3%
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017B, Rev., VRDO, 2.50%, 6/13/2019(d)	1,750	1,750
Series 2017A, Rev., 5.00%, 10/15/2022	250	276
Series 2017A, Rev., 5.00%, 10/15/2028	250	295
Series 2017A, Rev., 5.00%, 10/15/2029	500	588
Series 2017A, Rev., 5.00%, 10/15/2031	1,000	1,166

		4,075

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 1.1%
Austin Convention Enterprises, Inc., Convention Center Hotel First Tier
Series 2017A, Rev., 5.00%, 1/1/2021	500	523
Series 2017A, Rev., 5.00%, 1/1/2022	750	806
Austin Convention Enterprises, Inc., Convention Center Hotel Second Tier Series 2017B, Rev., 5.00%, 1/1/2021	800	833
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2023	4,700	5,162
State of Texas Rev., TRAN, 4.00%, 8/29/2019	10,000	10,059

		17,383

Prerefunded — 0.0%(b)
Lower Colorado River Authority Series B, Rev., 5.00%, 5/15/2022(e)	60	66

Transportation — 1.6%
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	1,545	1,611
City of Austin, Airport System
Series 2017B, Rev., AMT, 5.00%, 11/15/2026	1,095	1,328
Series 2017B, Rev., AMT, 5.00%, 11/15/2027	585	708
Series 2017B, Rev., AMT, 5.00%, 11/15/2028	630	754
Grand Parkway Transportation Corp. Rev., BAN, 5.00%, 2/1/2023	10,000	11,098
North Texas Tollway Authority System, First Tier
Series 2014C, Rev., (SIFMA Municipal Swap Index Yield + 0.67%, 9.00% Cap), 2.07%, 6/13/2019(c)	6,000	5,982
Series A, Rev., 4.00%, 1/1/2033	2,500	2,758

		24,239

Utility — 0.7%
City of Cedar Park, Utility System Rev., 5.00%, 8/15/2022	560	621
City of San Antonio, Electric and Gas Systems Series B, Rev., 2.00%, 12/1/2021(d)	6,480	6,533
City of Victoria, Utility System Rev., 2.50%, 12/1/2019	150	151
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	1,865	2,184
West Travis County Public Utility Agency
Series 2017, Rev., 5.00%, 8/15/2022	545	601
Series 2017, Rev., 5.00%, 8/15/2023	325	368
Series 2017, Rev., 5.00%, 8/15/2027	350	432

		10,890

Water & Sewer — 0.4%
City of Dallas, Waterworks and Sewer System Series 2012A, Rev., 5.00%, 10/1/2019	3,520	3,561
City of Galveston, Waterworks and Sewer System
Rev., 5.00%, 5/1/2020	245	253
Rev., 5.00%, 5/1/2021	265	282
City of Garland, Water & Sewer System Series 2018A, Rev., 5.00%, 3/1/2026	1,030	1,246
North Harris County, Regional Water Authority, Senior Lien Rev., 5.00%, 12/15/2019	1,035	1,054

		6,396

Total Texas		127,907

Utah — 1.3%
General Obligation — 0.3%
State of Utah GO, 5.00%, 7/1/2021	4,925	5,289

Other Revenue — 0.9%
Utah Infrastructure Agency, Telecommunication Revenue Series A, Rev., 5.00%, 10/15/2025	10,380	11,286
West Valley City Municipal Building Authority
Rev., AGM, 4.00%, 2/1/2024	500	549
Rev., AGM, 5.00%, 2/1/2025	250	292
Rev., AGM, 5.00%, 2/1/2027	720	877
Rev., AGM, 5.00%, 2/1/2029	1,070	1,286

		14,290

Transportation — 0.1%
Salt Lake City Corp. Airport Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,099

Total Utah		20,678

Vermont — 0.1%
Education — 0.1%
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2021	750	810
Rev., 5.00%, 10/1/2022	855	951

		1,761

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.0%(b)
Vermont Municipal Bond Bank Series 3, Rev., 5.00%, 12/1/2021	400	434

Total Vermont		2,195

Virginia — 2.8%
Education — 1.7%
Virginia College Building Authority, 21st Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2027	20,000	24,840
Series 2017C, Rev., 5.00%, 2/1/2028	1,000	1,240

		26,080

General Obligation — 0.7%
County of Fairfax, Public Improvement Series 2019A, GO, 4.00%, 10/1/2026	7,715	9,039
Loudoun County, Public Improvement Series A, GO, 5.00%, 12/1/2026	1,930	2,345

		11,384

Water & Sewer — 0.4%
Fairfax County Water Authority, Water Series B, Rev., 5.25%, 4/1/2024	5,615	6,612

Total Virginia		44,076

Washington — 0.1%
General Obligation — 0.1%
King County Public Hospital District No. 2, Evergreenhealth GO, 5.00%, 12/1/2019	870	885

Utility — 0.0%(b)
Snohomish County Public Utility District No. 1 Rev., 5.00%, 12/1/2025	500	603

Total Washington		1,488

West Virginia — 0.2%
Utility — 0.2%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022(d)	2,905	2,953

Wisconsin — 1.8%
Education — 0.1%
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2025	325	383
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 5.00%, 12/15/2020	1,250	1,312

		1,695

General Obligation — 1.7%
City of Racine GO, 4.00%, 12/1/2025	300	342
Pewaukee School District
Series 2019B, GO, 5.00%, 9/1/2027	200	249
Series 2019B, GO, 4.00%, 9/1/2029	450	525
Series 2019B, GO, 4.00%, 9/1/2031	400	459
Series 2019A, GO, 4.00%, 3/1/2032	900	1,028
State of Wisconsin
Series A, GO, 5.00%, 5/1/2026	5,050	6,048
Series 1, GO, 5.00%, 11/1/2026	1,135	1,410
Sun Prairie Area School District GO, 4.00%, 3/1/2028	2,500	2,893
Wauwatosa School District, School Building and Improvement
Series 2019A, GO, 5.00%, 3/1/2027	5,025	6,243
Series 2019A, GO, 5.00%, 3/1/2029	6,025	7,362

		26,559

Total Wisconsin		28,254

TOTAL MUNICIPAL BONDS (Cost $1,443,016)		1,477,617

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%(b)
FNMA REMIC Series 2002-36, Class FS, 2.93%, 6/25/2032(d) (Cost $164)	164	165

	Shares (000)
SHORT-TERM INVESTMENTS — 5.9%
INVESTMENT COMPANIES — 5.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(h)(i) (Cost $92,003)	92,007	92,007

Total Investments — 100.7% (Cost $1,535,183)		1,569,789
Liabilities in Excess of Other Assets — (0.7%)		(11,611)

Net Assets — 100.0%		1,558,178

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FNMA	Federal National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	Security is prerefunded or escrowed to maturity.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$92,007	$1,477,782	$—	$1,569,789

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(a)(b)	$47,778	$199,552	$155,323	$(4)	$4	$92,007	92,007	$310	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.9%(a)
Alabama — 0.7%
Hospital — 0.0%(b)
Allegheny County Hospital Development Authority, University Pittsburgh Medical Centre Rev., 5.00%, 9/1/2019	40	40

Other Revenue — 0.3%
Montgomery County Public Building Authority, Warrants, Facilities Project Rev., 5.00%, 3/1/2029	1,000	1,149
UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	169

		1,318

Prerefunded — 0.0%(b)
Fort Payne Waterworks Board Rev., 4.75%, 7/1/2019(c)	20	20

Utility — 0.4%
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024(d)	500	539
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024(d)	835	909

		1,448

Total Alabama		2,826

Alaska — 1.8%
General Obligation — 0.0%(b)
Borough of North Slope Series 2014C, GO, 4.00%, 6/30/2019(c)	25	25

Housing — 0.2%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	760	790

Prerefunded — 0.7%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project Rev., AGC, 6.00%, 9/1/2019(c)	2,750	2,780

Utility — 0.9%
Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series Rev., AGM, 6.00%, 7/1/2019	3,915	3,928

Total Alaska		7,523

Arizona — 2.1%
Education — 0.2%
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	409
Series 2018A, Rev., 5.00%, 7/1/2033	150	174
Series 2018A, Rev., 5.00%, 7/1/2037	200	229
University of Arizona Rev., 5.00%, 6/1/2033	40	48

		860

General Obligation — 0.0%(b)
Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	12

Industrial Development Revenue/Pollution Control Revenue — 1.0%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	4,211

Transportation — 0.0%(b)
Phoenix-Mesa Gateway Airport Authority, Mesa Project Rev., 4.00%, 7/1/2019	20	20

Utility — 0.9%
Salt River Project Agricultural Improvement and Power District, Electric System Series 2016A, Rev., 5.00%, 1/1/2036	3,000	3,612

Total Arizona		8,715

Arkansas — 0.2%
Education — 0.1%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series A, Rev., 5.00%, 11/1/2037	185	219
University of Arkansas, Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	124
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	120

		463

General Obligation — 0.0%(b)
State of Arkansas, Four-Lane Highway Construction and Improvement Series 2013, GO, 5.00%, 6/15/2021	60	64

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.1%
County of Pulaski, Arkansas Children’s Hospital Rev., 5.00%, 3/1/2029	350	416

Total Arkansas		943

California — 8.8%
Certificate of Participation/Lease — 0.4%
City of Palm Springs Series B, COP, Zero Coupon, 4/15/2021(c)	100	96
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,691

		1,787

Education — 0.5%
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2039	500	552
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2020(e)	50	52
Series 2018A, Rev., 5.00%, 8/1/2021(e)	50	53
Series 2018A, Rev., 5.00%, 8/1/2022(e)	80	87
Series 2018A, Rev., 5.00%, 8/1/2023(e)	175	195
Series 2018A, Rev., 5.00%, 8/1/2024(e)	160	182
Series 2018A, Rev., 5.00%, 8/1/2025(e)	150	174
Series 2018A, Rev., 5.00%, 8/1/2026(e)	150	177
Series 2018A, Rev., 5.00%, 8/1/2027(e)	150	179
Series 2018A, Rev., 5.00%, 8/1/2028(e)	190	230

		1,881

General Obligation — 3.5%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	74
County of Santa Clara, Campbell Union High School District
GO, 3.00%, 8/1/2030	620	659
GO, 3.00%, 8/1/2031	30	32
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	900	848
Los Angeles Community College District, Election of 2008 Series F, GO, 5.00%, 8/1/2024	60	69
Los Angeles Unified School District Series D, GO, 5.00%, 1/1/2034	5,000	5,014
Mount San Antonio Community College District, Election of 2008 Series A, GO, 0.00%, 8/1/2043	7,150	6,881
Pomona Unified School District Series A, GO, NATL-RE, 6.10%, 2/1/2020	50	51
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo GO, Zero Coupon, 8/1/2037	2,450	1,076

		14,704

Hospital — 1.1%
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2041	250	292
California Municipal Finance Authority, Eisenhower Medical Center Series 2017A, Rev., 5.00%, 7/1/2042	1,000	1,155
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	568
Rev., 5.00%, 10/15/2047	1,000	1,106
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,550

		4,671

Other Revenue — 1.4%
California State Public Works Board, Riverside Campus Series 2017H, Rev., 5.00%, 4/1/2027	10	13
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 3.50%, 6/1/2036	5,650	5,714

		5,727

Transportation — 0.4%
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series S-7, Rev., 4.00%, 4/1/2032	35	40
City of Los Angeles, Department of Airports Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,393

		1,433

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.5%
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2021	2,000	2,158

Water & Sewer — 1.0%
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,925
East Bay Municipal Utility District, Water System, Green Bonds Series B, Rev., 5.00%, 6/1/2033	515	619
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	797

		4,341

Total California		36,702

Colorado — 2.4%
Certificate of Participation/Lease — 1.0%
Adams County, Colorado Refunding and Improvement COP, 4.00%, 12/1/2040	2,815	3,045
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,000	1,173
State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	24

		4,242

Hospital — 0.5%
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,144
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,105

		2,249

Other Revenue — 0.0%(b)
County of Boulder Rev., 5.00%, 7/15/2019	35	35

Prerefunded — 0.9%
State of Colorado, Building Excellent Schools Today Series G, COP, 5.00%, 3/15/2021(c)	2,000	2,125
University of Colorado, University Enterprise Series 2009A, Rev., 5.38%, 6/1/2019(c)	1,500	1,500

		3,625

Total Colorado		10,151

Connecticut — 1.2%
Education — 0.6%
Connecticut State Health and Educational Facilities Authority
Series K-1, Rev., 5.00%, 7/1/2034	725	844
Series K-1, Rev., 5.00%, 7/1/2036	450	522
Series K-1, Rev., 5.00%, 7/1/2039	490	567
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series A, Rev., AMT, 5.00%, 11/15/2019	175	177
Series A, Rev., AMT, 5.00%, 11/15/2020	300	313
University of Connecticut Series A, Rev., 5.00%, 2/15/2028	15	17

		2,440

General Obligation — 0.1%
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	30
Series 2012G, GO, 4.00%, 10/15/2027	30	32
Series A, GO, 5.00%, 4/15/2029	150	181
Town of Cheshire GO, 4.00%, 8/1/2019	80	80

		323

Hospital — 0.3%
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series B, Rev., 5.00%, 12/1/2025	1,000	1,162

Housing — 0.2%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series B-2, Rev., 4.00%, 11/15/2032	395	406
Series A-1, Rev., 4.00%, 11/15/2045	125	131
Subseries A-1, Rev., 4.00%, 11/15/2047	400	423

		960

Special Tax — 0.0%(b)
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	30
Series 2018B, Rev., 5.00%, 10/1/2033	55	66

		96

Total Connecticut		4,981

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware — 1.0%
Education — 0.3%
Delaware Economic Development Authority, Newark Charter School, Inc. Project
Series A, Rev., 5.00%, 9/1/2036	500	564
Series A, Rev., 5.00%, 9/1/2046	500	555

		1,119

General Obligation — 0.0%(b)
County of New Castle GO, 5.00%, 4/1/2027	25	31

Hospital — 0.3%
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,369

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	380	387

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,138

Prerefunded — 0.0%(b)
Delaware Transportation Authority Rev., 5.00%, 7/1/2019(c)	50	50

Total Delaware		4,094

District of Columbia — 2.7%
General Obligation — 1.0%
District of Columbia
Series A, GO, 5.00%, 6/1/2019	20	20
Series B, GO, NATL-RE, 6.00%, 6/1/2019	3,965	3,965

		3,985

Other Revenue — 0.0%(b)
District of Columbia Series 2012C, Rev., 5.00%, 12/1/2019	20	20
District of Columbia, Kipp DC Project Series 2017B, Rev., 5.00%, 7/1/2027	30	36
District of Columbia, National Public Radio, Inc. Series 2016, Rev., 5.00%, 4/1/2024	25	29

		85

Prerefunded — 0.3%
District of Columbia Series A, Rev., 6.00%, 7/1/2023(c)	1,000	1,178
Washington Metropolitan Area Transit Authority Series 2009A, Rev., 5.13%, 7/1/2019(c)	30	30

		1,208

Transportation — 1.4%
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,956

Total District of Columbia		11,234

Florida — 1.0%
Certificate of Participation/Lease — 0.0%(b)
St. Johns County, School Board COP, 5.00%, 7/1/2019	40	40

Education — 0.0%(b)
St Lucie County School Board Rev., AGM, 5.00%, 10/1/2019	50	51

General Obligation — 0.7%
Florida State Board of Education, Public Education Capital Outlay Series C, GO, 5.00%, 6/1/2019	25	25
Hillsborough County, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,825

		2,850

Hospital — 0.1%
Orange County Health Facilities Authority Series B, Rev., 4.00%, 10/1/2045	215	230
South Broward Hospital District, Memorial Healthcare System Series 2016, Rev., 5.00%, 5/1/2023	10	11

		241

Housing — 0.0%(b)
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	90	91

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue - 0.2%
Capital Trust Agency Inc., H-Bay Ministries, Inc., Superior Residences Project
Series 2018B, Rev., 3.75%, 7/1/2023	180	182
Series 2018B, Rev., 4.00%, 7/1/2028	375	383
County of Miami-Dade Series 2016, Rev., 4.00%, 10/1/2040	105	112
Orange County Convention Center Series 2016A, Rev., 4.00%, 10/1/2036	40	44

		721

Transportation — 0.0%(b)
Florida’s Turnpike Enterprise, Department of Transportation Series 2018A, Rev., 5.00%, 7/1/2033	55	67

Utility — 0.0%(b)
City of Port St. Lucie, Utility Systems Series 2018, Rev., 5.00%, 9/1/2028	25	31
City of Tallahassee, Utility System Series 2017, Rev., 5.00%, 10/1/2023	10	12
County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	70

		113

Water & Sewer — 0.0%(b)
JEA Water and Sewer System Series 2017A, Rev., 5.00%, 10/1/2020(c)	20	21

Total Florida		4,195

Georgia — 5.3%
Education — 0.5%
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	2,185

Hospital — 1.2%
Dalton Development Authority, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	3,380	3,807
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Series 2017, Rev., 4.00%, 8/15/2041	1,000	1,086

		4,893

Housing — 0.0%(b)
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., AMT, 5.00%, 6/1/2029	15	15
Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	200	208

		223

Utility — 3.6%
Main Street Natural Gas, Inc., Gas Supply
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(d)	5,000	5,415
Series 2019B, Rev., 4.00%, 12/2/2024(d)	8,600	9,505

		14,920

Total Georgia		22,221

Hawaii — 0.6%
General Obligation — 0.6%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,314
State of Hawaii Series DR, GO, 4.25%, 6/1/2019	25	25

		2,339

Water & Sewer — 0.0%(b)
City and County Honolulu, Wastewater System Series 2015A, Rev., 5.00%, 7/1/2019	30	30

Total Hawaii		2,369

Idaho — 0.0%(b)
Education — 0.0%(b)
University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	25	30

Illinois — 4.2%
Education — 0.2%
Chicago Public Building Commission, Board of Education Series 1990A, Rev., NATL-RE, 7.00%, 1/1/2020(c)	900	926

General Obligation — 1.6%
City of Chicago Series 2006A, GO, AGM, 4.75%, 1/1/2030	100	100
City of Oak Forest Series 2016B, GO, 3.00%, 12/15/2020	365	371
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	112
Cook County Forest Preserve District, Limited Tax Project Series B, GO, 5.00%, 12/15/2037	295	312

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Illinois
Series 2012A, GO, 4.00%, 1/1/2024	15	16
GO, 5.00%, 5/1/2024	205	229
Series D, GO, 5.00%, 11/1/2024	325	366
Series 2012, GO, 4.00%, 8/1/2025	25	26
Series 2012, GO, 4.00%, 3/1/2026	10	10
Series 2012A, GO, 5.00%, 1/1/2027	25	26
GO, 5.00%, 6/1/2027	25	28
Series 2009A, GO, 4.00%, 9/1/2027	115	115
Series 2016, GO, 5.00%, 11/1/2028	20	23
Series 2012A, GO, 4.00%, 1/1/2029	45	46
GO, 5.50%, 1/1/2030	20	24
GO, 4.13%, 11/1/2031	20	21
Series 2016, GO, 4.00%, 6/1/2033	15	16
Series 2016, GO, 4.00%, 6/1/2036	25	25
GO, 4.00%, 6/1/2037	45	46
GO, 5.50%, 7/1/2038	3,000	3,276
Village of Bolingbrook Series A, GO, AGM, 5.00%, 1/1/2033	1,000	1,169
Will County School District No. 86 Joliet Series A, GO, 4.00%, 3/1/2024	220	238
Winnebago & Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	36

		6,631

Hospital — 0.1%
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	355
Series 2017C, Rev., 5.00%, 3/1/2034	205	238

		593

Other Revenue — 1.7%
City of Chicago, Tax Increment, Pilsen Redevelopment Project Series 2014A, Rev., 5.00%, 6/1/2019	410	410
Illinois Finance Authority Series 2016C, Rev., 4.00%, 2/15/2041	475	516
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/2021	200	213
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	4,061
Series C, Rev., 5.25%, 1/1/2043	1,500	1,743

		6,943

Prerefunded — 0.3%
Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2021(c)	1,260	1,344
State of Illinois Series B, Rev., 5.25%, 6/15/2019(c)	25	25

		1,369

Transportation — 0.3%
Chicago O’Hare International Airport, Third Lien Series 2011A, Rev., 5.75%, 1/1/2039	240	255
Regional Transportation Authority Series D, Rev., NATL-RE, 7.75%, 6/1/2019	925	925

		1,180

Total Illinois		17,642

Indiana — 1.1%
Education — 0.0%(b)
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding Rev., 5.00%, 1/15/2023	10	11

Hospital — 0.0%(b)
Indiana Finance Authority, Parkview Health Series A, Rev., 4.00%, 11/1/2048	50	54
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	15

		69

Other Revenue — 0.0%(b)
Indiana Finance Authority Series 2012M, Rev., 4.00%, 7/1/2020	100	103

Prerefunded — 1.1%
Indiana Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 2/1/2022(c)	4,000	4,370

Utility — 0.0%(b)
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	35

Total Indiana		4,588

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Iowa — 0.2%
Education — 0.0%(b)
University of Iowa (The), Academic Building Rev., 4.00%, 7/1/2019	30	30

Housing — 0.2%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program
Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2028	75	76
Series 1, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	5	5
Series 2016D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 7/1/2046	585	607

		688

Total Iowa		718

Kentucky — 0.6%
Certificate of Participation/Lease — 0.0%(b)
Commonwealth of Kentucky COP, 4.00%, 6/15/2032	30	32

Education — 0.1%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2019	460	460

Hospital — 0.5%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,769

Housing — 0.0%(b)
Kentucky Housing Corp. Series A, Rev., 5.00%, 1/1/2028	40	42

Transportation — 0.0%(b)
Kentucky Turnpike Authority, Revitalization Projects Series B, Rev., 5.00%, 7/1/2023	30	34

Total Kentucky		2,337

Louisiana — 1.2%
General Obligation — 0.6%
State of Louisiana
Series 2014C, GO, 5.00%, 8/1/2020	25	26
Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,460

		2,486

Hospital — 0.3%
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Series 2015A1, Rev., 5.00%, 6/1/2039	25	29
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2047	1,055	1,179

		1,208

Other Revenue — 0.3%
Tobacco Settlement Financing Corp., Asset-Backed Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,102

Utility — 0.0%(b)
State of Louisiana, Gas and Fuels Tax Series 2012A-1, Rev., 5.00%, 5/1/2020	45	46

Total Louisiana		4,842

Maine — 1.5%
Housing — 0.1%
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	420	439

Other Revenue — 0.0%(b)
Maine Municipal Bond Bank Series E, Rev., 4.00%, 11/1/2021	100	106

Prerefunded — 1.4%
Maine Turnpike Authority Rev., 6.00%, 7/1/2019(c)	5,675	5,694

Total Maine		6,239

Maryland — 1.9%
Certificate of Participation/Lease — 1.8%
Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2029	5,735	7,366

Hospital — 0.0%(b)
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2023	115	128

Housing — 0.1%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series A, Rev., 4.00%, 1/1/2031	290	302

Transportation — 0.0%(b)
Maryland State Transportation Authority Series 2017, Rev., 5.00%, 7/1/2028	10	12

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.0%(b)
Maryland Water Quality Financing Administration Revolving Loan Fund Series 2014, Rev., 5.00%, 3/1/2020	50	51

Total Maryland		7,859

Massachusetts — 2.4%
Education — 0.3%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	956
Rev., 5.00%, 1/1/2037	315	365
Massachusetts School Building Authority Series B, Rev., 5.00%, 8/15/2019	55	55

		1,376

General Obligation — 1.0%
City of Lowell, Municipal Purpose Loan Series 2018, GO, 5.00%, 3/1/2028	90	115
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	4,026
Town of Framingham, Municipal Purpose Loan GO, 5.00%, 6/15/2019	30	30

		4,171

Housing — 0.4%
Massachusetts Housing Finance Agency, Single Family Housing
Series 177, Rev., AMT, 4.00%, 6/1/2039	530	553
Series 167, Rev., 4.00%, 12/1/2043	380	393
Series 169, Rev., 4.00%, 12/1/2044	815	843

		1,789

Prerefunded — 0.0%(b)
Commonwealth of Massachusetts
Series B, GO, 4.00%, 7/1/2019(c)	20	20
Series B, GO, 5.00%, 7/1/2019(c)	20	20
Massachusetts Water Resources Authority Series B, Rev., 5.00%, 8/1/2019(c)	20	20

		60

Transportation — 0.7%
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series A, Rev., 5.00%, 6/15/2019	20	20
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,672

		2,692

Total Massachusetts		10,088

Michigan — 0.8%
General Obligation — 0.3%
Grand Rapids Public Schools Series 2019, GO, AGM, 5.00%, 11/1/2043	1,000	1,196
Whitehall District Schools GO, AGM, 5.00%, 5/1/2033	25	30

		1,226

Housing — 0.0%(b)
Michigan State Housing Development Authority, Single-Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	135	141

Other Revenue — 0.1%
Michigan Finance Authority, Unemployment Obligation Assessment Series 2012A, Rev., 5.00%, 7/1/2019	20	20
Michigan State Building Authority, Facilities Program Series 2015I, Rev., 4.00%, 4/15/2040	120	129

		149

Transportation — 0.4%
State of Michigan, Trunk Line
Rev., 5.00%, 11/1/2019	20	20
Rev., 5.00%, 11/15/2036	1,500	1,616

		1,636

Total Michigan		3,152

Minnesota — 2.4%
Certificate of Participation/Lease — 0.1%
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2020	185	189
Series 2019B, COP, 5.00%, 2/1/2021	150	157
Series 2019B, COP, 5.00%, 2/1/2022	160	173

		519

Education — 0.4%
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,121
Rev., 4.00%, 3/1/2033	500	554

		1,675

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.6%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	127
Series 2017B, GO, Zero Coupon, 2/1/2027	400	327
Series 2017B, GO, Zero Coupon, 2/1/2028	225	175
Series 2017B, GO, Zero Coupon, 2/1/2029	1,560	1,163
Series 2017B, GO, Zero Coupon, 2/1/2030	880	625
Lakeville Independent School District No. 194 , Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2028	25	31

		2,448

Hospital — 0.8%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	3,233

Housing — 0.5%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	80	82
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A, Rev., GNMA COLL, 4.50%, 12/1/2026	75	75
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	14	14
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	95	97
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program
Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 1/1/2031	35	36
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	35	36
Series E, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2035	70	71
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	270	280
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	115	117
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	735	768
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	405	426

		2,002

Total Minnesota		9,877

Mississippi — 0.3%
Water & Sewer — 0.3%
Mississippi Development Bank, Water and Sewer System Project, Special Obligation Rev., AGM, 6.88%, 12/1/2040	1,000	1,206

Missouri — 1.4%
Education — 1.1%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,111
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,097
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series A, Rev., 4.00%, 6/1/2048	2,160	2,301

		4,509

General Obligation — 0.0%(b)
St. Louis County Reorganized School District No. R-6 Series 2017, GO, 5.00%, 2/1/2023	10	11

Housing — 0.3%
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program
Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	440	456
Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	575	606

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	20	21
Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	40	41

		1,124

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010B, Rev., 5.00%, 7/1/2025	35	37

Total Missouri		5,681

Montana — 0.1%
Housing — 0.1%
Montana Board of Housing, Single Family Homeownership
Series B2, Rev., AMT, 5.00%, 12/1/2027	200	209
Series A-2, Rev., AMT, 4.00%, 12/1/2038	125	130

		339

Total Montana		339

Nebraska — 0.1%
General Obligation — 0.0%(b)
Douglas County School District No. 17 GO, 4.00%, 6/15/2019	20	20

Hospital — 0.0%(b)
Douglas County Hospital Authority No. 2, Health Facilities Series 2016, Rev., 5.00%, 5/15/2030	10	12

Utility — 0.1%
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	116
Series A, Rev., 5.00%, 1/1/2034	185	215
Series 2016A, Rev., 5.00%, 1/1/2035	25	29

		360

Total Nebraska		392

Nevada — 0.7%
Transportation — 0.1%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	395

Utility — 0.6%
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,686

Water & Sewer — 0.0%(b)
Truckee Meadows Water Authority Series 2016, Rev., 5.00%, 7/1/2031	10	12

Total Nevada		3,093

New Hampshire — 0.0%(b)
Housing — 0.0%(b)
New Hampshire Housing Finance Authority, Single Family Mortgage
Series C, Rev., AMT, 4.00%, 1/1/2028	70	71
Series 2011A, Rev., AMT, 5.25%, 7/1/2028	25	25

		96

Total New Hampshire		96

New Jersey — 5.0%
Certificate of Participation/Lease — 0.0%(b)
County of Middlesex COP, 4.00%, 6/15/2022	110	118

Education — 0.1%
New Jersey Economic Development Authority, School Facilities Construction Series NN, Rev., 5.00%, 3/1/2024	150	165

General Obligation — 0.0%(b)
County of Ocean GO, 4.00%, 8/1/2019	30	30

Housing — 0.3%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	935	1,021

Industrial Development Revenue/Pollution Control Revenue — 0.8%
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	279
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	3,020

		3,299

Other Revenue — 0.9%
Tobacco Settlement Financing Corp.
Series A, Rev., 4.00%, 6/1/2037	1,000	1,046

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.00%, 6/1/2046	1,000	1,123
Series A, Rev., 5.25%, 6/1/2046	1,500	1,718

		3,887

Transportation — 2.9%
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems Series A, Rev., Zero Coupon, 12/15/2036	10,355	5,579
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	3,127
Series A, Rev., 5.00%, 6/15/2031	3,000	3,454

		12,160

Total New Jersey		20,680

New Mexico — 0.3%
Housing — 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	25	26
Series 2012A, Class I, Rev., GNMA/FNMA/FHLMC, 4.25%, 3/1/2043	175	179
Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	610	646

		851

Transportation — 0.0%(b)
New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2024	100	103

Utility — 0.1%
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2018A, Rev., 5.00%, 6/1/2019	135	135
New Mexico Finance Authority, Subordinate Lien Public Project Series 2017D, Rev., 5.00%, 6/15/2019	35	35

		170

Total New Mexico		1,124

New York — 11.5%
Education — 0.6%
Monroe County Industrial Development Corp., University of Rochester Series 2017C, Rev., 4.00%, 7/1/2033	60	68
New York State Dormitory Authority
Series 2015B, Rev., 5.00%, 7/1/2026	15	18
Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,231
Tompkins County Development Corp., Ithaca College Rev., 5.00%, 7/1/2032	80	97

		2,414

General Obligation — 0.3%
Springville-Griffith Institute Central School District GO, 3.00%, 6/15/2021	25	26
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	238
GO, AGM, 4.00%, 11/15/2041	205	222
GO, AGM, 4.00%, 11/15/2042	315	341
GO, AGM, 4.00%, 11/15/2043	325	351
Village of Tuxedo Park GO, 4.00%, 8/1/2031	45	52

		1,230

Housing — 0.1%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	375	389

Other Revenue — 2.4%
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Series C, Rev., 5.00%, 11/1/2021	170	178
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	6,106
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2055	4,970	1,311
Series B, Rev., Zero Coupon, 11/15/2056	6,500	1,619

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TSASC, Inc., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2020	500	513
Westchester Tobacco Asset Securitization Series 2016B, Rev., 5.00%, 6/1/2025	130	150

		9,877

Prerefunded — 0.0%(b)
Metropolitan Transportation Authority Series H, Rev., 5.00%, 11/15/2022(c)	65	73

Special Tax — 1.0%
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2042	3,500	4,246

Transportation — 3.0%
Metropolitan Transportation Authority Series D, Rev., 5.00%, 11/15/2031	400	478
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	1,500	1,597
Rev., AMT, 5.00%, 1/1/2036	1,125	1,313
Port Authority of New York and New Jersey, Consolidated, 93rd Series Series 93, Rev., 6.13%, 6/1/2094	7,470	9,050
Triborough Bridge and Tunnel Authority Series 2018B, Rev., 5.00%, 11/15/2031	75	100

		12,538

Utility — 1.2%
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,831

Water & Sewer — 2.9%
New York City Municipal Water Finance Authority, Water and Sewer System, Fiscal Year 2012 Series B, Subseries B-2, Rev., VRDO, LIQ: State Street Bank & Trust, 2.20%, 6/3/2019(d)	10,000	10,000
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	2,128

		12,128

Total New York		47,726

North Carolina — 0.9%
Education — 0.8%
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	1,060	1,242
Rev., 5.00%, 6/1/2028	905	1,053
Rev., 5.00%, 6/1/2029	350	406
Rev., 5.00%, 6/1/2030	450	519

		3,220

General Obligation — 0.0%(b)
County of Durham GO, 5.00%, 11/1/2019	25	25
State of North Carolina Series A, GO, 5.00%, 6/1/2019	25	25

		50

Housing — 0.1%
North Carolina Housing Finance Agency, Homeownership
Series 2, Rev., 4.25%, 1/1/2028	35	36
Series 1, Rev., AMT, 4.50%, 7/1/2028	90	91
Series A, Rev., AMT, 3.50%, 7/1/2039	325	335

		462

Other Revenue — 0.0%(b)
City of Raleigh Series A, Rev., 4.00%, 10/1/2022	30	33
County of Burke
Series 2017, Rev., 5.00%, 4/1/2025	15	18
Series 2018, Rev., 5.00%, 4/1/2031	25	30

		81

Water & Sewer — 0.0%(b)
City of Greensboro, Combined Water and Sewer System Series 2012A, Rev., 5.00%, 6/1/2019	25	25

Total North Carolina		3,838

North Dakota — 0.2%
Housing — 0.2%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series B, Rev., 4.50%, 1/1/2028	140	144
Series 2011D, Rev., 4.25%, 7/1/2028	60	61
Series A, Rev., 4.00%, 7/1/2034	320	331
Series 2016D, Rev., 3.50%, 7/1/2046	460	479

		1,015

Total North Dakota		1,015

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio — 1.4%
Education — 0.0%(b)
Miami University, A State University of Ohio Rev., 5.00%, 9/1/2029	25	30

General Obligation — 1.0%
City of Columbus Series 2015A, GO, 5.00%, 7/1/2019	25	25
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,963
Greenville City School District, School Improvement
GO, 5.25%, 1/1/2038	1,000	1,085
GO, 5.25%, 1/1/2041	1,000	1,081
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	122

		4,276

Hospital — 0.3%
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series A, Rev., 5.50%, 7/1/2039	1,000	1,115

Housing — 0.1%
Ohio Housing Finance Agency, Single Family Mortgage
Series 1, Rev., GNMA/FNMA/FHLMC, 4.80%, 11/1/2028	25	26
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	15	15
Series 3, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2029	80	82

		123

Other Revenue — 0.0%(b)
State of Ohio Series 2013A, Rev., 5.00%, 10/1/2019	25	25

Utility — 0.0%(b)
American Municipal Power, Inc. Series 2019A, Rev., 2.30%, 2/15/2022(d)	100	102

Water & Sewer — 0.0%(b)
Ohio Water Development Authority
Series 2010C, Rev., 5.00%, 6/1/2019	90	90
Series 2013A, Rev., 5.00%, 6/1/2019	20	20
Ohio Water Development Authority, Water Pollution Control Loan Fund Rev., 5.25%, 6/1/2019	40	40

		150

Total Ohio		5,821

Oklahoma — 1.2%
Hospital — 0.2%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	754

Housing — 0.0%(b)
Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program
Series 2011B, Rev., GNMA COLL, 4.50%, 9/1/2027	50	52
Series A, Rev., GNMA COLL, 4.75%, 3/1/2028	40	41

		93

Other Revenue — 0.0%(b)
Edmond Public Works Authority Rev., 5.00%, 7/1/2019	40	40
Grand River Dam Authority Series A, Rev., 4.00%, 6/1/2022	10	11

		51

Prerefunded — 0.5%
Oklahoma City Water Utilities Trust, Water and Sewer System Series A, Rev., 5.00%, 7/1/2019(c)	2,000	2,005

Transportation — 0.5%
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,952

Total Oklahoma		4,855

Oregon — 0.1%
General Obligation — 0.0%(b)
State of Oregon Series N, GO, 4.00%, 12/1/2019	25	25

Prerefunded — 0.0%(b)
Multnomah & Clackamas Counties School District No. 51JT Riverdale Series A, GO, 4.75%, 6/15/2019(c)	20	20

Transportation — 0.0%(b)
State of Oregon, Department of Transportation, User Tax Series 2013A, Rev., 5.00%, 11/15/2022	5	6

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.1%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	366

Total Oregon		417

Pennsylvania — 9.2%
Certificate of Participation/Lease — 0.3%
Commonwealth of Pennsylvania Series A, COP, 4.00%, 7/1/2046	1,200	1,288

Education — 0.0%(b)
Northampton County General Purpose Authority, Moravian College Project Rev., 5.00%, 10/1/2036	100	113
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	29
Series 2016B, Rev., 4.00%, 9/15/2041	15	16

		158

General Obligation — 0.8%
Abington School District Series 2017A, GO, 4.00%, 10/1/2037	15	17
Central Dauphin School District GO, 4.00%, 2/1/2030	25	28
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,296
Commonwealth of Pennsylvania Series 2004, GO, AGM, 5.38%, 7/1/2020	150	156
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,346
Upper Merion Area School District GO, 5.00%, 1/15/2036	250	295

		3,138

Hospital — 3.7%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	2,133
Allegheny County Hospital Development Authority, University Pittsburgh Medical Centre Series 2009A, Rev., 4.50%, 8/15/2019(c)	50	50
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	430	501
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	28
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,246
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	40
Rev., 5.00%, 11/1/2036	510	582
Rev., 5.00%, 11/1/2037	250	285
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	4,037
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,970
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	550	551
Rev., 4.00%, 12/15/2028	1,000	1,054
Rev., 5.00%, 12/15/2038	750	831

		15,308

Housing — 0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	30	31
Series 118A, Rev., AMT, 3.50%, 4/1/2040	785	804
Series 122, Rev., AMT, 4.00%, 10/1/2046	425	448

		1,283

Industrial Development Revenue/Pollution Control Revenue — 1.1%
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group Rev., 5.00%, 11/15/2025	510	550
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 5.00%, 12/1/2044	350	397
Series 2019, Rev., 5.00%, 12/1/2049	500	566
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021(d)	2,950	3,006

		4,519

Other Revenue — 2.6%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Series 2018, Rev., AGM, 4.00%, 6/1/2039	9,950	10,692

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Prerefunded — 0.0%(b)
Pennsylvania Turnpike Commission
Series 2009B, Rev., 5.00%, 6/1/2019(c)	35	35
Series A, Rev., AGC, 5.00%, 6/1/2019(c)	20	20
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Series B, Rev., 5.25%, 9/15/2019(c)	25	25

		80

Water & Sewer — 0.4%
Erie City Water Authority Series A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,806

Total Pennsylvania		38,272

Rhode Island — 0.1%
Education — 0.1%
Rhode Island Student Loan Authority, Senior Series A, Rev., AMT, 5.00%, 12/1/2020	300	314

South Carolina — 2.5%
Housing — 0.1%
South Carolina State Housing Finance and Development Authority Series A, Rev., 4.00%, 1/1/2047	355	373

Transportation — 0.3%
South Carolina State Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,153

Utility — 2.1%
Piedmont Municipal Power Agency, Electric
Rev., NATL-RE, 6.75%, 1/1/2020	4,615	4,751
Rev., FGIC, 6.75%, 1/1/2020(c)	3,900	4,016

Total South Carolina		10,293

South Dakota — 0.2%
Housing — 0.2%
South Dakota Housing Development Authority, Homeownership Mortgage
Series D, Rev., AMT, 4.00%, 11/1/2029	350	359
Series 2012A, Rev., AMT, 4.50%, 5/1/2031	65	67
Series 2015D, Rev., 4.00%, 11/1/2045	500	525
South Dakota Housing Development Authority, Single Family Mortgage Series 2011 2, Rev., 4.25%, 5/1/2032	115	118

		1,069

Total South Dakota		1,069

Tennessee — 4.9%
Education — 0.0%(b)
Tennessee State School Bond Authority Series B, Rev., 5.00%, 11/1/2040	35	41

General Obligation — 2.6%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2022	205	226
Series 2018B, GO, 5.00%, 6/1/2027	245	306
Series 2018B, GO, 5.00%, 6/1/2028	260	330
Series 2018B, GO, 5.00%, 6/1/2030	285	354
Series 2018B, GO, 4.00%, 6/1/2031	300	343
Series 2018B, GO, 4.00%, 6/1/2032	310	352
Series 2018B, GO, 4.00%, 6/1/2038	395	441
Series 2018B, GO, 4.00%, 6/1/2039	410	456
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	767
GO, 4.00%, 6/1/2038	720	792
GO, 4.00%, 6/1/2039	750	823
County of Blount Series 2016B, GO, 5.00%, 6/1/2029	4,610	5,603
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	32
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	28

		10,853

Hospital — 1.2%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	4,182
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital Rev., 5.00%, 11/15/2024	800	932

		5,114

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.0%(b)
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	90	93
Series 1A, Rev., AMT, 4.50%, 1/1/2038	85	87
Tennessee Housing Development Agency, Housing Finance Program Series A, Rev., 4.50%, 1/1/2028	40	41

		221

Utility — 1.1%
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025(d)	4,000	4,393

Total Tennessee		20,622

Texas — 5.6%
Education — 1.4%
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	530
Series B, Rev., 5.00%, 8/15/2024	345	387
Series 2016B, Rev., 5.00%, 8/15/2025	460	525
Rev., 6.00%, 8/15/2033	1,250	1,417
Permanent University Fund - Texas A&M University System Series A, Rev., 5.00%, 7/1/2031	210	249
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital Rev., 5.50%, 9/1/2043	2,300	2,572
Texas Woman’s University, Financing System Series 2016, Rev., 4.00%, 7/1/2030	10	11

		5,691

General Obligation — 2.0%
Calallen Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	10	12
City of Abilene GO, 5.00%, 2/15/2024	10	12
City of Carrollton GO, 5.00%, 8/15/2026	535	539
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	12
City of El Paso GO, 4.00%, 8/15/2040	475	505
City of Garland Series 2018, GO, 5.00%, 2/15/2027	10	13
City of Irving Series 2017A, GO, 5.00%, 9/15/2019	45	46
City of Laredo GO, 5.00%, 2/15/2032	40	49
City of Mission GO, AGM, 5.00%, 2/15/2031	575	693
City of Pearland GO, 4.00%, 3/1/2032	35	39
City of San Antonio, General Improvement GO, 5.00%, 8/1/2019	40	40
City of San Marcos GO, 5.00%, 8/15/2031	25	30
County of Collin, Wylie Independent School District, Unlimited Tax GO, PSF-GTD, Zero Coupon, 8/15/2020	135	133
County of Hidalgo
Series 2016, GO, 5.00%, 8/15/2028	10	12
GO, 4.00%, 8/15/2035	85	94
County of Tarrant, Refunding and Improvement GO, 5.00%, 7/15/2019	20	20
Cypress-Fairbanks Independent School District Series 2013, GO, PSF-GTD, 5.00%, 2/15/2022	10	11
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	510	565
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Bonds GO, PSF-GTD, 5.00%, 8/15/2019	50	50
Harris Montgomery Counties Municipal Utility District No. 386 GO, 4.00%, 9/1/2023	15	16
Judson Independent School District, School Building Series 2016, GO, PSF-GTD, 4.00%, 2/1/2041	5,000	5,378
Palestine Independent School District Series 2016, GO, PSF-GTD, 5.00%, 2/15/2026	30	36
Pasadena Independent School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 2/15/2028	15	19
Pflugerville Independent School District GO, PSF-GTD, 5.00%, 8/15/2019	50	50
Stafford Municipal School District, School Building Series 2018, GO, PSF-GTD, 5.00%, 8/15/2029	35	45

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Public Finance Authority Series A, GO, 5.00%, 10/1/2019	25	25

		8,444

Hospital — 0.1%
Harris County Health Facilities Development Corp., Children’s Hospital Project Rev., 5.50%, 10/1/2019(c)	485	491

Housing — 0.0%(b)
Texas Department of Housing and Community Affairs, Residential Mortgage Series 2011B, Rev., GNMA COLL, 4.25%, 1/1/2034	180	185

Prerefunded — 0.5%
Harris County Series 2009C, Rev., 5.00%, 8/15/2019(c)	30	30
North Texas Tollway Authority System, Special Projects System Series A, Rev., 6.00%, 9/1/2021(c)	2,000	2,197

		2,227

Transportation — 0.6%
Dallas-Fort Worth International Airport, Joint Improvement Series A, Rev., 5.00%, 11/1/2042	1,965	2,041
Harris County, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2022	10	11
North Texas Tollway Authority System, Second Tier Rev., 4.00%, 1/1/2038	200	218

		2,270

Utility — 0.1%
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	56
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	278
Rev., 5.00%, 2/1/2032	35	42

		376

Water & Sewer — 0.9%
City of Dallas, Waterworks and Sewer System Series 2016A, Rev., 5.00%, 10/1/2019	20	20
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,500	3,584
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Series 2017, Rev., 5.00%, 6/1/2031	10	12
San Antonio Water System Series 2017A, Rev., 4.00%, 5/15/2034	60	67

		3,683

Total Texas		23,367

Utah — 0.1%
General Obligation — 0.0%(b)
City of Provo GO, 5.00%, 1/1/2032	10	12

Other Revenue — 0.0%(b)
Tooele County Municipal Building Authority Series 2017, Rev., 4.00%, 12/15/2042	25	27

Transportation — 0.1%
Salt Lake City Corp. Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	309

Total Utah		348

Vermont — 1.3%
Education — 1.1%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2022	725	789
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	1,000	1,039
Series A, Rev., AMT, 3.75%, 6/15/2030	1,400	1,465
Series A, Rev., AMT, 4.00%, 6/15/2031	500	527
Series A, Rev., AMT, 4.00%, 6/15/2032	200	210
Series A, Rev., AMT, 4.00%, 6/15/2033	250	262
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	200	209

		4,501

Housing — 0.2%
Vermont Housing Finance Agency, Mortgage-Backed Securities Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 2/1/2026	95	98
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	355	361
Series A, Rev., AMT, 4.00%, 11/1/2046	285	299

		758

Total Vermont		5,259

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Virginia — 1.4%
Education — 0.0%(b)
Virginia College Building Authority, 21st Century College and Equipment Program Series 2017E, Rev., 5.00%, 2/1/2029	10	13
Virginia Public School Authority Series 2015A, Rev., 4.00%, 8/1/2019	30	30

		43

General Obligation — 0.0%(b)
City of Portsmouth Series 2015A, GO, 5.00%, 8/1/2025	20	24
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	7

		31

Hospital — 1.1%
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,769

Other Revenue — 0.0%(b)
Virginia Resources Authority, Infrastructure Series 2017B, Rev., 5.00%, 11/1/2028	10	13
Virginia Resources Authority, Infrastructure and State Moral Obligation
Series 2011B, Rev., 5.00%, 11/1/2023	90	97
Series B, Rev., 5.00%, 11/1/2026	50	54

		164

Prerefunded — 0.1%
Virginia Public School Authority Series 2009B, Rev., 5.00%, 8/1/2019(c)	30	30
Virginia Resources Authority, Infrastructure and State Moral Obligation Series B, Rev., 5.00%, 11/1/2021(c)	185	201

		231

Transportation — 0.2%
Capital Region Airport Commission (Richmond International Airport)
Series 2016A, Rev., 4.00%, 7/1/2035	350	390
Series 2016A, Rev., 4.00%, 7/1/2036	320	356

		746

Total Virginia		5,984

Washington — 1.4%
Education — 0.8%
Western Washington University, Housing and Dining System, Junior Lien Series A, Rev., AMBAC, 5.50%, 10/1/2022	2,985	3,166

General Obligation — 0.4%
County of King, Public Transportation Sales Tax GO, 5.00%, 6/1/2019	40	40
King County School District No. 414 Lake Washington Series 2017, GO, 5.00%, 12/1/2028	15	19
State of Washington Series D, GO, 5.00%, 2/1/2020	100	103
State of Washington, Various Purpose Series 2018C, GO, 5.00%, 2/1/2042	1,295	1,554

		1,716

Housing — 0.1%
Washington State Housing Finance Commission, Homeownership Program Series B, Rev., GNMA/FNMA/FHLMC, 4.25%, 10/1/2032	235	239
Washington State Housing Finance Commission, Single-Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	330	340

		579

Prerefunded — 0.0%(b)
State of Washington Series 2010A, GO, 5.00%, 8/1/2019(c)	35	35

Utility — 0.1%
Chelan County Public Utility District No.1 Series 2011A, Rev., AMT, 5.50%, 7/1/2026	350	376
City of Lynnwood, Utility System Series 2018, Rev., 5.00%, 12/1/2028	25	32

		408

Water & Sewer — 0.0%(b)
County of King, Sewer
Series 2102C, Rev., 5.00%, 1/1/2023	40	44
Series 2018B, Rev., 5.00%, 7/1/2031	10	12

		56

Total Washington		5,960

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
West Virginia — 0.2%
Education — 0.2%
West Virginia Hospital Finance Authority, University Health System Series A, Rev., 4.00%, 6/1/2051	1,000		1,064

Wisconsin — 1.7%
Education — 1.5%
Public Finance Authority, Central District Development Project Rev., 5.00%, 3/1/2027	280		335
Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800		5,096
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series 2018A, Rev., 5.00%, 9/15/2040	665		699

			6,130

Housing — 0.2%
Wisconsin Housing & Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	960		1,018

Transportation — 0.0%(b)
Wisconsin Department of Transportation Series 1, Rev., 4.00%, 7/1/2019	50		50

Total Wisconsin			7,198

Wyoming — 0.0%(b)
Housing — 0.0%(b)
Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	10		10

TOTAL MUNICIPAL BONDS (Cost $374,981)			399,369

	No. of Warrants (000)
WARRANTS — 0.0%
Road & Rail — 0.0%
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD *‡ (Cost $—)	—	(f)	—

	Shares (000)
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(g)(h) (Cost $10,797)	10,798		10,798

Total Investments — 98.5% (Cost $385,778)			410,167
Other Assets Less Liabilities — 1.5%			6,081

Net Assets — 100.0%			416,248

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Amount rounds to less than one thousand.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(138)	09/2019	USD	(17,498)	(200)

					(200)

Abbreviations

USD	United States Dollar

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Municipal Bonds	$—	$399,369	$—		$399,369
Warrants	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	10,798	—	—		10,798

Total Investments in Securities	$10,798	$399,369	$—		$410,167

Depreciation in Other Financial Instruments
Futures Contracts	$(200)	$—	$—		$(200)

(a) Value is zero.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(a)(b)	$7,778	$78,026	$75,005	$(2)	$1	$10,798	10,798	$43	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.